UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Diversified Currency Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	2.91%	–1.50%	1.23%	2.75%
Class A with 4.75% Maximum Sales Charge	—	—	–1.93	–6.14	0.26	2.26
Class C at NAV	03/01/2011	06/27/2007	2.55	–2.19	0.52	2.13
Class C with 1% Maximum Sales Charge	—	—	1.55	–3.13	0.52	2.13
Class I at NAV	03/01/2011	06/27/2007	2.95	–1.22	1.52	2.99
J.P. Morgan Emerging Local Markets Index Plus (ELMI+)	—	—	3.96%	–2.41%	–0.68%	1.37%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.45%	2.15%	1.15%
Net				1.11	1.81	0.81

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Egypt	7.1%	Sri Lanka	2.3%

Iceland	5.5	Georgia	2.0

Australia	5.4	Russia	1.6

Dominican Republic	5.4	India	1.5

Nigeria	5.2	Turkey	1.3

Serbia	5.0	Argentina	1.3

Japan	5.0	Brazil	1.0

Peru	5.0	Czech Republic	1.0

Ukraine	4.1	China	1.0

Thailand	4.0	Chile	1.0

Uganda	3.3	Uruguay	1.0

Morocco	3.2	Hungary	1.0

Indonesia	3.0	Other	2.1	*

Norway	3.0	Euro	–21.0

Philippines	3.0	Total Long	91.0

Sweden	2.9	Total Short	–21.0

Colombia	2.8	Total Net	70.0

*	Includes amounts each less than 1.0%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

J.P. Morgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.10	$5.58	**	1.11%
Class C	$1,000.00	$1,025.50	$9.09	**	1.81%
Class I	$1,000.00	$1,029.50	$4.08	**	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.56	**	1.11%
Class C	$1,000.00	$1,015.80	$9.05	**	1.81%
Class I	$1,000.00	$1,020.80	$4.06	**	0.81%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in International Income Portfolio, at value (identified cost, $86,794,043)	$85,991,219

Receivable for Fund shares sold	32,585

Receivable from affiliate	39,965

Total assets	$86,063,769

Liabilities

Payable for Fund shares redeemed	$68,907

Payable to affiliates:

Distribution and service fees	15,658

Trustees’ fees	43

Accrued expenses	32,504

Total liabilities	$117,112

Net Assets	$85,946,657

Sources of Net Assets

Paid-in capital	$120,704,392

Accumulated loss	(34,757,735)

Total	$85,946,657

Class A Shares

Net Assets	$18,094,817

Shares Outstanding	2,116,681

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.55

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$8.98

Class C Shares

Net Assets	$13,442,476

Shares Outstanding	1,572,375

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.55

Class I Shares

Net Assets	$54,409,364

Shares Outstanding	6,385,782

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest allocated from Portfolio (net of foreign taxes, $52,740)	$1,822,590

Dividends allocated from Portfolio	101,536

Expenses, excluding interest expense, allocated from Portfolio	(355,719)

Interest expense allocated from Portfolio	(4,802)

Total investment income	$1,563,605

Expenses

Distribution and service fees

Class A	$27,977

Class C	67,989

Trustees’ fees and expenses	250

Custodian fee	15,496

Transfer and dividend disbursing agent fees	38,205

Legal and accounting services	18,280

Printing and postage	19,523

Registration fees	44,576

Miscellaneous	5,473

Total expenses	$237,769

Deduct —

Allocation of expenses to affiliate	$142,241

Total expense reductions	$142,241

Net expenses	$95,528

Net investment income	$1,468,077

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(632,834)

Financial futures contracts	(34,146)

Foreign currency transactions	(63,827)

Forward foreign currency exchange contracts	1,723,692

Net realized gain	$992,885

Change in unrealized appreciation (depreciation) —

Investments	$898,294

Financial futures contracts	(17,244)

Foreign currency	61,662

Forward foreign currency exchange contracts	(841,976)

Net change in unrealized appreciation (depreciation)	$100,736

Net realized and unrealized gain	$1,093,621

Net increase in net assets from operations	$2,561,698

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$1,468,077	$3,716,257

Net realized gain (loss)	992,885	(5,431,884)

Net change in unrealized appreciation (depreciation)	100,736	(820,373)

Net increase (decrease) in net assets from operations	$2,561,698	$(2,536,000)

Distributions to shareholders —

Class A	$(425,930)	$(124,853)

Class C	(264,037)	(77,374)

Class I	(1,361,828)	(409,703)

Total distributions to shareholders	$(2,051,795)	$(611,930)

Tax return of capital to shareholders —

Class A	$—	$(845,219)

Class C	—	(523,798)

Class I	—	(2,773,559)

Total tax return of capital to shareholders	$—	$(4,142,576)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$920,616	$6,063,167

Class C	785,686	1,395,550

Class I	8,336,023	30,457,006

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	417,398	946,740

Class C	190,362	458,351

Class I	1,146,501	2,682,127

Cost of shares redeemed

Class A	(2,929,792)	(8,178,811)

Class C	(1,620,123)	(3,318,754)

Class I	(17,625,010)	(30,581,589)

Net asset value of shares converted

Class A	95,241	—

Class C	(95,241)	—

Net decrease in net assets from Fund share transactions	$(10,378,339)	$(76,213)

Net decrease in net assets	$(9,868,436)	$(7,366,719)

Net Assets

At beginning of period	$95,815,093	$103,181,812

At end of period	$85,946,657	$95,815,093

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Financial Highlights

	Class A
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.500		$9.130		$8.770		$9.010		$10.130		$10.580

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.315		$0.246		$0.254		$0.315		$0.332

Net realized and unrealized gain (loss)	0.109		(0.539)		0.520		0.003		(0.921)		(0.268)

Total income (loss) from operations	$0.246		$(0.224)		$0.766		$0.257		$(0.606)		$0.064

Less Distributions

From net investment income	$(0.196)		$(0.052)		$(0.406)		$—		$—		$(0.365)

Tax return of capital	—		(0.354)		—		(0.497)		(0.514)		(0.149)

Total distributions	$(0.196)		$(0.406)		$(0.406)		$(0.497)		$(0.514)		$(0.514)

Net asset value — End of period	$8.550		$8.500		$9.130		$8.770		$9.010		$10.130

Total Return(2)	2.91	%(3)(4)	(2.58	)%(4)	8.89	%(4)	2.94	%(4)	(6.12	)%(4)	0.63	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,095		$19,483		$22,136		$43,471		$63,626		$142,908

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.11	%(4)(8)(9)	1.11	%(4)(9)	1.10	%(4)	1.11	%(4)(9)	1.11	%(4)(9)	1.10	%(5)

Net investment income	3.23	%(8)	3.51%		2.74%		2.85%		3.27%		3.21%

Portfolio Turnover of the Portfolio	2	%(3)	23%		29%		38%		23%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.43%, 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	The administrator reimbursed certain operating expenses (equal to 0.15% of average daily net assets for the year ended October 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2019 and each of the years ended October 31, 2018, 2016 and 2015.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.500		$9.130		$8.770		$9.000		$10.100		$10.550

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.252		$0.183		$0.192		$0.244		$0.259

Net realized and unrealized gain (loss)	0.108		(0.539)		0.520		(0.002)		(0.910)		(0.275)

Total income (loss) from operations	$0.216		$(0.287)		$0.703		$0.190		$(0.666)		$(0.016)

Less Distributions

From net investment income	$(0.166)		$(0.044)		$(0.343)		$—		$—		$(0.308)

Tax return of capital	—		(0.299)		—		(0.420)		(0.434)		(0.126)

Total distributions	$(0.166)		$(0.343)		$(0.343)		$(0.420)		$(0.434)		$(0.434)

Net asset value — End of period	$8.550		$8.500		$9.130		$8.770		$9.000		$10.100

Total Return(2)	2.55	%(3)(4)	(3.26	)%(4)	8.13	%(4)	2.17	%(4)	(6.72	)%(4)	(0.14	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,442		$14,107		$16,664		$20,096		$30,022		$52,516

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.81	%(4)(8)(9)	1.81	%(4)(9)	1.80	%(4)	1.81	%(4)(9)	1.81	%(4)(9)	1.80	%(5)

Net investment income	2.54	%(8)	2.81%		2.03%		2.16%		2.55%		2.51%

Portfolio Turnover of the Portfolio	2	%(3)	23%		29%		38%		23%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.43%, 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	The administrator reimbursed certain operating expenses (equal to 0.15% of average daily net assets for the year ended October 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2019 and each of the years ended October 31, 2018, 2016 and 2015.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.480		$9.100		$8.750		$9.000		$10.120		$10.570

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.341		$0.272		$0.284		$0.345		$0.363

Net realized and unrealized gain (loss)	0.099		(0.529)		0.510		(0.003)		(0.916)		(0.264)

Total income (loss) from operations	$0.248		$(0.188)		$0.782		$0.281		$(0.571)		$0.099

Less Distributions

From net investment income	$(0.208)		$(0.056)		$(0.432)		$—		$—		$(0.390)

Tax return of capital	—		(0.376)		—		(0.531)		(0.549)		(0.159)

Total distributions	$(0.208)		$(0.432)		$(0.432)		$(0.531)		$(0.549)		$(0.549)

Net asset value — End of period	$8.520		$8.480		$9.100		$8.750		$9.000		$10.120

Total Return(2)	2.95	%(3)(4)	(2.19	)%(4)	9.11	%(4)	3.22	%(4)	(5.78	)%(4)	0.97	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,409		$62,225		$64,381		$74,480		$134,706		$392,276

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	0.81	%(4)(8)(9)	0.81	%(4)(9)	0.80	%(4)	0.81	%(4)(9)	0.81	%(4)(9)	0.80	%(5)

Net investment income	3.52	%(8)	3.81%		3.02%		3.20%		3.58%		3.51%

Portfolio Turnover of the Portfolio	2	%(3)	23%		29%		38%		23%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.43%, 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	The administrator reimbursed certain operating expenses (equal to 0.15% of average daily net assets for the year ended October 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2019 and each of the years ended October 31, 2018, 2016 and 2015.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2019, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $33,038,420 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $11,681,619 are short-term and $21,356,801 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $142,241 of the Fund’s operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $1,553 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $393 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $27,977 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $50,992 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $16,997 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,998,273 and $15,819,401, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	107,478	671,195

Issued to shareholders electing to receive payments of distributions in Fund shares	48,747	105,943

Redemptions	(341,571)	(910,623)

Converted from Class C shares	11,071	—

Net decrease	(174,275)	(133,485)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	91,712	153,986

Issued to shareholders electing to receive payments of distributions in Fund shares	22,233	51,251

Redemptions	(189,304)	(371,536)

Converted to Class A shares	(11,084)	—

Net decrease	(86,443)	(166,299)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	973,718	3,393,243

Issued to shareholders electing to receive payments of distributions in Fund shares	134,380	301,167

Redemptions	(2,063,437)	(3,427,189)

Net increase (decrease)	(955,339)	267,221

13

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 18.9%
Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 5.2%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	208,000	$4,426,986

Total Dominican Republic			$4,426,986

Iceland — 5.4%

Republic of Iceland, 6.25%, 2/5/20	ISK	557,133	$4,655,791

Total Iceland			$4,655,791

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	23,430	$58,580

Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	11,710	29,122

Total Nigeria			$87,702

Serbia — 2.0%

Serbia Treasury Bond, 10.00%, 3/20/21	RSD	156,760	$1,670,456

Total Serbia			$1,670,456

Sri Lanka — 2.2%

Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	336,000	$1,921,179

Total Sri Lanka			$1,921,179

Ukraine — 4.0%

Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	39,375	$1,269,023

Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	30,860	1,129,342

Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	28,055	1,061,975

Total Ukraine			$3,460,340

Total Foreign Government Bonds (identified cost $16,795,708)			$16,222,454

Mortgage Pass-Throughs — 0.9%
Security		Principal Amount	Value

Federal National Mortgage Association:

2.306%, (COF + 1.25%), with maturity at 2035(2)		$485,756	$481,362

3.99%, (COF + 1.78%), with maturity at 2035(2)		329,038	341,639

			$823,001

Total Mortgage Pass-Throughs (identified cost $817,494)			$823,001

Short-Term Investments — 72.8%

Foreign Government Securities — 15.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 7.0%

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	$1,145,367

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	27,225	1,519,962

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	22,400	1,246,657

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	27,525	1,536,180

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	3,100	156,903

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	8,050	400,965

Total Egypt			$6,006,034

Georgia — 2.0%

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	4,291	$1,568,555

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	445	162,413

Total Georgia			$1,730,968

Nigeria — 5.0%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	296,640	$812,769

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	121,510	323,492

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	178,690	471,789

Nigeria OMO Bill, 0.00%, 9/19/19	NGN	153,170	403,346

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	26,872	70,576

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	35,140	87,392

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	171,980	425,562

Nigeria Treasury Bill, 0.00%, 6/13/19	NGN	317,700	868,485

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	351,400	871,596

Total Nigeria			$4,335,007

Uruguay — 1.0%

Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	31,168	$843,513

Total Uruguay			$843,513

Total Foreign Government Securities (identified cost $12,766,369)			$12,915,522

U.S. Treasury Obligations — 48.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19		$11,000	$10,999,291

U.S. Treasury Bill, 0.00%, 5/9/19		13,200	13,193,079

U.S. Treasury Bill, 0.00%, 5/16/19		15,000	14,985,497

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/23/19	$2,600	$2,596,287

Total U.S. Treasury Obligations (identified cost $41,774,153)		$41,774,154

Other — 9.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(3)	7,939,652	$7,939,652

Total Other (identified cost $7,939,652)		$7,939,652

Total Short-Term Investments (identified cost $62,480,174)		$62,629,328

Total Investments— 92.6% (identified cost $80,093,376)		$79,674,783

Other Assets, Less Liabilities — 7.4%		$6,324,365

Net Assets — 100.0%		$85,999,148

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $7,975,028 or 9.3% of the Portfolio’s net assets.

(2)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	350,000	USD	60,223	Standard Chartered Bank	5/2/19	$—	$(1,601)

TRY	10,956,000	USD	1,932,786	UBS AG	5/2/19	—	(97,752)

USD	1,072,449	TRY	6,306,000	Standard Chartered Bank	5/2/19	16,249	—

USD	840,336	TRY	5,000,000	UBS AG	5/2/19	2,880	—

BRL	5,821,642	USD	1,475,589	Standard Chartered Bank	5/3/19	9,107	—

USD	1,461,869	BRL	5,821,642	Standard Chartered Bank	5/3/19	—	(22,827)

RSD	277,312,000	EUR	2,327,615	Citibank, N.A.	5/6/19	24,419	—

GBP	1,350,000	USD	1,781,615	JPMorgan Chase Bank, N.A.	5/7/19	—	(20,742)

JPY	90,000,000	USD	813,332	BNP Paribas	5/7/19	—	(5,061)

JPY	158,000,000	USD	1,465,374	State Street Bank and Trust Company	5/7/19	—	(46,409)

USD	1,748,247	GBP	1,350,000	State Street Bank and Trust Company	5/7/19	—	(12,626)

USD	2,227,670	JPY	248,000,000	Goldman Sachs International	5/7/19	434	—

USD	1,469,698	EUR	1,268,600	Standard Chartered Bank	5/9/19	46,086	—

USD	110,113	EUR	95,046	Standard Chartered Bank	5/9/19	3,453	—

USD	62,328	EUR	53,800	Standard Chartered Bank	5/9/19	1,954	—

ARS	51,500,000	USD	1,153,028	Goldman Sachs International	5/13/19	—	(7,915)

THB	39,308,000	USD	1,232,506	Standard Chartered Bank	5/13/19	—	(979)

UGX	982,637,000	USD	263,442	Standard Chartered Bank	5/14/19	—	(2,463)

USD	65,388	EUR	57,622	Citibank, N.A.	5/17/19	680	—

AUD	259,894	USD	185,167	Australia and New Zealand Banking Group Limited	5/20/19	—	(1,874)

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

IDR	55,943,000,000	USD	3,912,645	Citibank, N.A.	5/20/19	$8,652	$—

IDR	6,400,000,000	USD	447,615	Citibank, N.A.	5/20/19	990	—

UGX	966,940,000	USD	249,533	Standard Chartered Bank	5/20/19	6,992	—

NZD	500,000	USD	334,096	Standard Chartered Bank	5/23/19	—	(22)

TRY	2,000,000	USD	336,929	Citibank, N.A.	5/23/19	—	(6,116)

ZAR	4,900,000	USD	344,157	Goldman Sachs International	5/23/19	—	(2,430)

NOK	16,363,000	EUR	1,705,332	State Street Bank and Trust Company	5/24/19	—	(17,917)

THB	99,122,000	USD	3,108,175	Standard Chartered Bank	5/24/19	—	(1,894)

USD	909,255	THB	29,000,000	Standard Chartered Bank	5/24/19	454	—

UGX	2,087,369,000	USD	560,217	Citibank, N.A.	5/28/19	—	(7,265)

TRY	5,000,000	USD	825,287	UBS AG	5/31/19	—	(2,170)

BRL	3,409,667	USD	863,863	Societe Generale	6/4/19	3,575	—

JPY	248,000,000	USD	2,233,817	Goldman Sachs International	6/10/19	—	(385)

CLP	575,000,000	USD	856,994	Goldman Sachs International	6/12/19	—	(8,265)

CNH	5,750,000	USD	854,226	UBS AG	6/13/19	—	(616)

UGX	967,448,000	USD	250,634	Standard Chartered Bank	6/14/19	4,791	—

UGX	1,079,000,000	USD	271,447	Citibank, N.A.	6/26/19	12,730	—

SEK	7,500,000	EUR	718,569	State Street Bank and Trust Company	7/9/19	—	(16,667)

JPY	118,130,422	USD	1,102,194	Standard Chartered Bank	7/22/19	—	(34,773)

MAD	1,838,000	USD	191,339	BNP Paribas	7/22/19	—	(2,895)

HUF	240,000,000	EUR	743,250	Bank of America, N.A.	7/29/19	—	(3,735)

PLN	3,300,000	EUR	764,526	Citibank, N.A.	7/29/19	1,793	—

JPY	111,869,578	USD	1,038,300	Standard Chartered Bank	8/1/19	—	(26,671)

MAD	22,140,000	USD	2,278,950	BNP Paribas	8/9/19	—	(14,536)

MAD	1,899,000	USD	196,401	Societe Generale	9/11/19	—	(2,555)

MAD	1,220,000	USD	126,405	Societe Generale	9/13/19	—	(1,885)

UGX	994,582,000	USD	259,614	Standard Chartered Bank	9/30/19	—	(5,080)

UGX	1,065,780,000	USD	276,109	Citibank, N.A.	10/25/19	—	(5,317)

UGX	970,600,000	USD	245,535	Standard Chartered Bank	1/30/20	—	(377)

UGX	992,807,000	USD	247,583	Standard Chartered Bank	3/16/20	—	(132)

UGX	1,047,780,000	USD	261,031	Citibank, N.A.	4/20/20	—	(2,698)

						$145,239	$(384,650)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	3,409,667	USD	864,235	5/3/19	$5,334

BRL	649,358	USD	164,590	5/3/19	1,016

BRL	9,880,667	USD	2,492,097	5/3/19	27,774

USD	2,504,414	BRL	9,880,667	5/3/19	(15,457)

USD	162,685	BRL	649,358	5/3/19	(2,921)

USD	866,167	BRL	3,409,667	5/3/19	(3,402)

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	450,000	USD	509,720	5/9/19	$(4,733)

CZK	20,000,000	USD	877,193	5/13/19	(1,842)

EUR	1,487,636	USD	1,681,637	5/13/19	(11,647)

SEK	32,100,000	USD	3,493,687	5/13/19	(110,928)

USD	3,495,365	EUR	3,062,000	5/13/19	58,025

USD	878,219	EUR	770,895	5/13/19	12,828

USD	1,688,631	SEK	15,800,000	5/13/19	23,597

USD	1,757,469	IDR	25,000,000,000	5/20/19	5,107

RUB	30,000,000	USD	468,776	5/23/19	(5,609)

INR	63,000,000	USD	901,030	5/24/19	1,481

INR	30,000,000	USD	429,062	5/24/19	705

MXN	7,600,000	USD	399,194	5/24/19	338

AUD	3,960,000	USD	2,792,671	6/14/19	1,815

AUD	390,742	USD	275,461	6/14/19	277

COP	3,896,921,000	USD	1,234,003	6/19/19	(31,575)

COP	114,274,000	USD	35,942	6/19/19	(682)

GBP	1,964,000	USD	2,619,000	6/20/19	(51,270)

USD	2,540,106	GBP	1,964,000	6/20/19	(27,623)

AUD	1,981,364	USD	1,399,913	6/21/19	(1,482)

USD	1,564,556	EUR	1,372,212	6/27/19	18,116

NOK	6,300,000	USD	741,408	7/11/19	(9,214)

PHP	136,855,000	USD	2,605,273	7/11/19	24,462

USD	743,038	EUR	653,950	7/11/19	5,177

PEN	14,283,000	USD	4,273,021	7/12/19	33,291

COP	3,939,039,000	USD	1,248,606	7/17/19	(34,755)

EUR	358,000	USD	404,687	7/18/19	(515)

RUB	60,000,000	USD	924,663	7/25/19	(6,789)

USD	445,570	EUR	396,200	8/30/19	(3,312)

USD	3,331,212	EUR	2,962,104	8/30/19	(24,759)

USD	1,862,900	EUR	1,618,000	9/20/19	26,622

					$(102,550)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	2	Short	6/19/19	$(247,344)	$(2,625)

					$(2,625)

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

COF	–	Cost of Funds 11th District

OMO	–	Open Markets Operation

Currency Abbreviations:

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

COP	–	Colombian Peso

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

NGN	–	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $72,153,724)	$71,735,131

Affiliated investment, at value (identified cost, $7,939,652)	7,939,652

Cash	4,836,174

Deposits for derivatives collateral —

Financial futures contracts	8,135

Centrally cleared derivatives	735,232

Forward foreign currency exchange contracts	70,042

Foreign currency, at value (identified cost, $388,527)	388,462

Interest receivable	389,798

Dividends receivable from affiliated investment	11,976

Receivable for variation margin on open centrally cleared derivatives	345,530

Receivable for open forward foreign currency exchange contracts	145,239

Tax reclaims receivable	447

Receivable from affiliate	11,131

Total assets	$86,616,949

Liabilities

Cash collateral due to broker	$70,042

Payable for variation margin on open financial futures contracts	419

Payable for open forward foreign currency exchange contracts	384,650

Payable to affiliates:

Investment adviser fee	44,158

Trustees’ fees	472

Accrued expenses	118,060

Total liabilities	$617,801

Net Assets applicable to investors’ interest in Portfolio	$85,999,148

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $52,745)	$1,822,751

Dividends from affiliated investment	101,545

Total investment income	$1,924,296

Expenses

Investment adviser fee	$277,930

Trustees’ fees and expenses	2,828

Custodian fee	80,909

Legal and accounting services	37,425

Interest expense	4,803

Miscellaneous	7,115

Total expenses	$411,010

Deduct —

Allocation of expenses to affiliate	$50,457

Total expense reductions	$50,457

Net expenses	$360,553

Net investment income	$1,563,743

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(631,910)

Investment transactions — affiliated investment	(982)

Financial futures contracts	(34,149)

Foreign currency transactions	(63,832)

Forward foreign currency exchange contracts	1,723,839

Net realized gain	$992,966

Change in unrealized appreciation (depreciation) —

Investments	$897,056

Investments — affiliated investment	1,319

Financial futures contracts	(17,245)

Foreign currency	61,689

Forward foreign currency exchange contracts	(842,072)

Net change in unrealized appreciation (depreciation)	$100,747

Net realized and unrealized gain	$1,093,713

Net increase in net assets from operations	$2,657,456

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$1,563,743	$3,938,678

Net realized gain (loss)	992,966	(5,432,311)

Net change in unrealized appreciation (depreciation)	100,747	(820,345)

Net increase (decrease) in net assets from operations	$2,657,456	$(2,313,978)

Capital transactions —

Contributions	$10,514,565	$15,327,947

Withdrawals	(22,335,693)	(20,762,786)

Net decrease in net assets from capital transactions	$(11,821,128)	$(5,434,839)

Net decrease in net assets	$(9,163,672)	$(7,748,817)

Net Assets

At beginning of period	$95,162,820	$102,911,637

At end of period	$85,999,148	$95,162,820

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.81	%(2)(3)(4)	0.81	%(3)(4)	0.80	%(3)	0.81	%(3)(4)	0.81	%(3)(4)	0.83%

Net investment income	3.52	%(2)	3.81%		3.02%		3.17%		3.56%		3.49%

Portfolio Turnover	2	%(5)	23%		29%		38%		23%		42%

Total Return	3.06	%(5)	(2.28	)%(3)	9.09	%(3)	3.25	%(3)	(5.84	)%(3)	0.90%

Net assets, end of period (000’s omitted)	$85,999		$95,163		$102,912		$138,716		$237,251		$607,664

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.13%, 0.08% and 0.04% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the six months ended April 30, 2019 and each of the years ended October 31, 2018, 2016 and 2015.

(5)	Not annualized.

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

23

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $277,930 or 0.625% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $50,457 of the Portfolio’s operating expenses for the six months ended April 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

24

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$11,142,434	$50,268

U.S. Government and Agency Securities	—	1,201,842

	$11,142,434	$1,252,110

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,261,889

Gross unrealized appreciation	$330,845

Gross unrealized depreciation	(1,262,537)

Net unrealized depreciation	$(931,692)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $384,650. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and

25

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Not applicable	$245,965 *	$—	$245,965

Receivable for open forward foreign currency exchange contracts	145,239	—	145,239

Total Asset Derivatives	$391,204	$—	$391,204

Derivatives not subject to master netting or similar agreements	$245,965	$—	$245,965

Total Asset Derivatives subject to master netting or similar agreements	$145,239	$—	$145,239

	Foreign Exchange	Interest Rate	Total

Not applicable	$(348,515)*	$(2,625)*	$(351,140)

Payable for open forward foreign currency exchange contracts	(384,650)	—	(384,650)

Total Liability Derivatives	$(733,165)	$(2,625)	$(735,790)

Derivatives not subject to master netting or similar agreements	$(348,515)	$(2,625)	$(351,140)

Total Liability Derivatives subject to master netting or similar agreements	$(384,650)	$—	$(384,650)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

26

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$49,264	$(21,396)	$—	$(27,868)	$—

Goldman Sachs International	434	(434)	—	—	—

Societe Generale	3,575	(3,575)	—	—	—

Standard Chartered Bank	89,086	(89,086)	—	—	—

UBS AG	2,880	(2,880)	—	—	—

	$145,239	$(117,371)	$—	$(27,868)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,874)	$—	$—	$—	$(1,874)

Bank of America, N.A.	(3,735)	—	—	—	(3,735)

BNP Paribas	(22,492)	—	—	—	(22,492)

Citibank, N.A.	(21,396)	21,396	—	—	—

Goldman Sachs International	(18,995)	434	—	—	(18,561)

JPMorgan Chase Bank, N.A.	(20,742)	—	—	—	(20,742)

Societe Generale	(4,440)	3,575	—	—	(865)

Standard Chartered Bank	(96,819)	89,086	—	—	(7,733)

State Street Bank and Trust Company	(93,619)	—	—	—	(93,619)

UBS AG	(100,538)	2,880	—	—	(97,658)

	$(384,650)	$117,371	$—	$—	$(267,279)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

27

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$(34,149)

Forward foreign currency exchange contracts	1,723,839	—

Total	$1,723,839	$(34,149)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$(17,245)

Forward foreign currency exchange contracts	(842,072)	—

Total	$(842,072)	$(17,245)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$1,519,000	$105,551,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

28

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$16,222,454	$—	$16,222,454

Mortgage Pass-Throughs	—	823,001	—	823,001

Short-Term Investments —

Foreign Government Securities	—	12,915,522	—	12,915,522

U.S. Treasury Obligations	—	41,774,154	—	41,774,154

Other	—	7,939,652	—	7,939,652

Total Investments	$—	$79,674,783	$—	$79,674,783

Forward Foreign Currency Exchange Contracts	$—	$391,204	$—	$391,204

Total	$—	$80,065,987	$—	$80,065,987

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(733,165)	$—	$(733,165)

Futures Contracts	(2,625)	—	—	(2,625)

Total	$(2,625)	$(733,165)	$—	$(735,790)

29

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

30

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Diversified Currency Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

31

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1) Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.19

Eaton Vance

Emerging and Frontier Countries Equity Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Emerging and Frontier Countries Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Performance1,2

Portfolio Managers Marshall L. Stocker, Ph.D., CFA, John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	7.58%	–9.50%	1.69%	1.44%
Class A with 5.75% Maximum Sales Charge	—	—	1.41	–14.68	0.49	0.36
Class I at NAV	11/03/2014	11/01/2013	7.73	–9.31	1.91	1.64
MSCI Emerging Markets Index	—	—	13.76%	–5.04%	4.04%	3.22%
MSCI Frontier Markets Index	—	—	6.17	–12.09	–0.50	2.60
Blended Index	—	—	9.93	–8.52	1.91	3.08

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.67%	1.42%
Net					1.65	1.40

Fund Profile4

Sector Allocation (% of net assets)5,6

Country Allocation (% of net assets)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Markets Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

[6]	Depiction does not reflect the Fund’s derivatives positions.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,075.80	$8.54	**	1.66%
Class I	$1,000.00	$1,077.30	$7.26	**	1.41%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.30	**	1.66%
Class I	$1,000.00	$1,017.80	$7.05	**	1.41%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost, $156,113,683)	$174,078,808

Receivable for Fund shares sold	186,660

Receivable from affiliate	11,354

Total assets	$174,276,822

Liabilities

Payable for Fund shares redeemed	$196,552

Payable to affiliates:

Distribution and service fees	551

Trustees’ fees	43

Accrued expenses	51,259

Total liabilities	$248,405

Net Assets	$174,028,417

Sources of Net Assets

Paid-in capital	$164,077,669

Distributable earnings	9,950,748

Total	$174,028,417

Class A Shares

Net Assets	$2,619,774

Shares Outstanding	257,968

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.16

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$10.78

Class I Shares

Net Assets	$171,408,643

Shares Outstanding	16,810,095

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $127,051)	$1,966,664

Interest allocated from Portfolio (net of foreign taxes, $10)	20,442

Expenses, excluding interest expense, allocated from Portfolio	(1,116,852)

Interest expense allocated from Portfolio	(11,315)

Total investment income from Portfolio	$858,939

Expenses

Distribution and service fees

Class A	$3,295

Trustees’ fees and expenses	251

Custodian fee	17,139

Transfer and dividend disbursing agent fees	77,440

Legal and accounting services	15,652

Printing and postage	15,098

Registration fees	24,966

Miscellaneous	4,733

Total expenses	$158,574

Deduct —

Allocation of expenses to affiliate	$95,515

Total expense reductions	$95,515

Net expenses	$63,059

Net investment income	$795,880

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$1,289,563

Financial futures contracts	138,681

Swap contracts	982,526

Foreign currency transactions	(392,028)

Forward foreign currency exchange contracts	670,283

Net realized gain	$2,689,025

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $149,704)	$7,901,730

Financial futures contracts	1,256,348

Swap contracts	402,225

Foreign currency	250,298

Forward foreign currency exchange contracts	(575,409)

Net change in unrealized appreciation (depreciation)	$9,235,192

Net realized and unrealized gain	$11,924,217

Net increase in net assets from operations	$12,720,097

6	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$795,880	$1,406,428

Net realized gain	2,689,025	3,557,202

Net change in unrealized appreciation (depreciation)	9,235,192	(24,773,256)

Net increase (decrease) in net assets from operations	$12,720,097	$(19,809,626)

Distributions to shareholders —

Class A	$(70,354)	$—

Class I	(4,496,906)	—

Total distributions to shareholders	$(4,567,260)	$—

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$214,822	$2,749,330

Class I	19,952,278	42,062,675

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	70,344	—

Class I	4,494,384	—

Cost of shares redeemed

Class A	(445,987)	(1,217,253)

Class I	(20,494,954)	(26,269,321)

Net increase in net assets from Fund share transactions	$3,790,887	$17,325,431

Net increase (decrease) in net assets	$11,943,724	$(2,484,195)

Net Assets

At beginning of period	$162,084,693	$164,568,888

At end of period	$174,028,417	$162,084,693

7	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2015(1)
			2018	2017	2016

Net asset value — Beginning of period	$9.700		$10.950	$8.850	$8.570	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.033		$0.068	$0.057	$0.045	$0.120

Net realized and unrealized gain (loss)	0.689		(1.318)	2.072	0.403	(1.541)

Total income (loss) from operations	$0.722		$(1.250)	$2.129	$0.448	$(1.421)

Less Distributions

From net investment income	$(0.262)		$—	$(0.029)	$(0.168)	$(0.009)

Total distributions	$(0.262)		$—	$(0.029)	$(0.168)	$(0.009)

Net asset value — End of period	$10.160		$9.700	$10.950	$8.850	$8.570

Total Return(3)(4)	7.58	%(5)	(11.42)%	24.15%	5.42%	(14.22	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,620		$2,657	$1,453	$19,599	$18,836

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	1.66	%(8)(9)	1.65%	1.65%	1.65%	1.65	%(8)

Net investment income	0.67	%(8)	0.62%	0.62%	0.55%	1.31	%(8)

Portfolio Turnover of the Portfolio	13	%(5)	39%	32%	40%	27	%(10)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.11%, 0.02%, 0.07%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017 and 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(10)	For the Portfolio’s year ended October 31, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2015(1)
			2018	2017	2016

Net asset value — Beginning of period	$9.740		$10.980	$8.870	$8.590	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.047		$0.092	$0.098	$0.068	$0.147

Net realized and unrealized gain (loss)	0.692		(1.332)	2.063	0.400	(1.546)

Total income (loss) from operations	$0.739		$(1.240)	$2.161	$0.468	$(1.399)

Less Distributions

From net investment income	$(0.279)		$—	$(0.051)	$(0.188)	$(0.011)

Total distributions	$(0.279)		$—	$(0.051)	$(0.188)	$(0.011)

Net asset value — End of period	$10.200		$9.740	$10.980	$8.870	$8.590

Total Return(3)(4)	7.73	%(5)	(11.29)%	24.52%	5.67%	(14.00	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$171,409		$159,428	$163,116	$104,170	$95,068

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	1.41	%(8)(9)	1.40%	1.40%	1.40%	1.40	%(8)

Net investment income	0.95	%(8)	0.82%	1.00%	0.82%	1.61	%(8)

Portfolio Turnover of the Portfolio	13	%(5)	39%	32%	40%	27	%(10)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.11%, 0.02%, 0.07%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017 and 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(10)	For the Portfolio’s year ended October 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $10,225,539 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $8,709,729 are short-term and $1,515,810 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $95,515 of the Fund’s operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $1,128 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $3,295 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,766,461 and $10,638,296, respectively.

11

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	21,913	255,595

Issued to shareholders electing to receive payments of distributions in Fund shares	7,540	—

Redemptions	(45,422)	(114,317)

Net increase (decrease)	(15,969)	141,278

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	2,037,884	3,854,438

Issued to shareholders electing to receive payments of distributions in Fund shares	480,169	—

Redemptions	(2,071,958)	(2,349,652)

Net increase	446,095	1,504,786

12

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 91.7%
Security	Shares	Value

Argentina — 7.8%

Adecoagro SA(1)	90,700	$616,760

Arcos Dorados Holdings, Inc., Class A	97,100	677,758

Banco Macro SA, Class B ADR	32,461	1,317,267

BBVA Banco Frances SA ADR	59,745	479,155

Central Puerto SA ADR	57,155	461,812

Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	17,175	292,834

Globant SA(1)	24,436	2,052,380

Grupo Financiero Galicia SA, Class B ADR	70,176	1,528,433

Grupo Financiero Valores SA	5,589,500	709,643

Grupo Supervielle SA ADR	56,000	284,480

Loma Negra Cia Industrial Argentina SA ADR(1)	45,027	450,270

Pampa Energia SA ADR(1)	49,869	1,044,756

Telecom Argentina SA ADR	92,288	1,213,587

Transportadora de Gas del Sur SA ADR	62,039	630,316

YPF SA ADR	134,109	1,814,495

		$13,573,946

Brazil — 5.7%

AMBEV SA	146,000	$687,720

B3 SA - Brasil Bolsa Balcao	64,900	570,198

Banco Bradesco SA	39,600	313,075

Banco Bradesco SA, PFC Shares	122,160	1,108,478

Banco do Brasil SA	27,700	350,957

Banco Santander Brasil SA	14,600	167,592

BB Seguridade Participacoes SA	24,800	178,738

BRF SA(1)	21,000	166,293

CCR SA	45,600	135,948

Cia Brasileira de Distribuicao, PFC Shares	6,100	150,124

Cia de Saneamento Basico do Estado de Sao Paulo	13,300	159,420

Cia Energetica de Minas Gerais SA, PFC Shares	34,500	129,691

Cielo SA	47,700	93,427

Embraer SA	25,200	126,222

Equatorial Energia SA	6,500	136,097

Gerdau SA, PFC Shares	23,900	86,247

Hypera SA	8,600	61,587

Itau Unibanco Holding SA, PFC Shares	145,800	1,257,916

Itausa-Investimentos Itau SA, PFC Shares	139,400	423,415

Klabin SA	27,700	117,268

Kroton Educacional SA	54,100	134,522

Localiza Rent a Car SA	18,700	172,640

Lojas Americanas SA, PFC Shares	27,700	111,051

Lojas Renner SA	24,100	288,135

Magazine Luiza SA	2,900	141,454

Petroleo Brasileiro SA	91,800	701,417

Security	Shares	Value

Brazil (continued)

Petroleo Brasileiro SA, PFC Shares	120,100	$830,357

Raia Drogasil SA	8,900	156,932

Rumo SA(1)	39,100	180,488

Suzano SA	21,791	226,352

Telefonica Brasil SA, PFC Shares	15,700	186,465

Ultrapar Participacoes SA	25,800	138,175

Weg SA	31,200	147,840

		$9,836,241

Canada — 0.2%

Turquoise Hill Resources, Ltd.(1)	260,700	$391,050

		$391,050

China — 11.9%

58.com, Inc. ADR(1)	1,300	$93,327

AAC Technologies Holdings, Inc.	12,500	81,202

Alibaba Group Holding, Ltd. ADR(1)	16,154	2,997,698

Anhui Conch Cement Co., Ltd., Class H	24,000	146,492

ANTA Sports Products, Ltd.	17,000	119,563

Baidu, Inc. ADR(1)	3,980	661,595

Beijing Enterprises Water Group, Ltd.	98,000	60,808

Brilliance China Automotive Holdings, Ltd.	56,000	61,687

BYD Co., Ltd., Class H	14,500	98,943

CGN Power Co., Ltd., Class H(2)	155,000	40,894

China Cinda Asset Management Co., Ltd., Class H	147,000	39,203

China Communications Construction Co., Ltd., Class H	78,000	75,128

China Construction Bank Corp., Class H	1,202,000	1,059,641

China Everbright International, Ltd.	82,222	80,622

China Evergrande Group	59,000	189,211

China Galaxy Securities Co., Ltd., Class H	59,500	38,987

China Gas Holdings, Ltd.	23,600	76,127

China Life Insurance Co., Ltd., Class H	109,001	309,740

China Mengniu Dairy Co., Ltd.	47,000	173,637

China Merchants Port Holdings Co., Ltd.	24,160	48,867

China Mobile, Ltd.	90,000	858,726

China Overseas Land & Investment, Ltd.	60,000	224,799

China Pacific Insurance (Group) Co., Ltd., Class H	42,200	173,184

China Petroleum & Chemical Corp., Class H	382,000	293,647

China Railway Construction Corp., Ltd., Class H	46,500	54,945

China Railway Group, Ltd., Class H	86,000	67,835

China Resources Beer Holdings Co., Ltd.	38,000	173,867

China Resources Gas Group, Ltd.	20,000	92,834

China Resources Land, Ltd.	47,777	208,076

China Resources Power Holdings Co., Ltd.	34,000	47,577

China Shenhua Energy Co., Ltd., Class H	56,000	123,954

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

China State Construction International Holdings, Ltd.	42,000	$43,590

China Taiping Insurance Holdings Co., Ltd.	31,400	95,491

China Telecom Corp., Ltd., Class H	234,000	121,278

China Unicom (Hong Kong), Ltd.	98,000	116,363

China Vanke Co., Ltd., Class H	26,700	103,308

CITIC Securities Co., Ltd., Class H	39,500	85,617

CITIC, Ltd.	75,000	109,219

CNOOC, Ltd.	261,000	474,063

Country Garden Holdings Co., Ltd.	129,000	207,878

Country Garden Services Holdings Co., Ltd.(1)	14,827	27,386

CRRC Corp., Ltd., Class H	79,750	69,667

CSPC Pharmaceutical Group, Ltd.	84,000	162,139

Ctrip.com International, Ltd. ADR(1)	5,900	259,895

Dongfeng Motor Group Co., Ltd., Class H	54,000	52,462

ENN Energy Holdings, Ltd.	14,000	132,314

Fullshare Holdings, Ltd.	160,000	17,951

Geely Automobile Holdings, Ltd.	80,000	161,151

GF Securities Co., Ltd., Class H	24,600	33,303

Great Wall Motor Co., Ltd., Class H	53,500	43,565

Guangdong Investment, Ltd.	48,000	89,792

Guangzhou Automobile Group Co., Ltd., Class H	74,400	80,131

Haitong Securities Co., Ltd., Class H	60,000	77,382

Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0

Hengan International Group Co., Ltd.	12,500	109,900

Huaneng Power International, Inc., Class H	96,000	61,455

Huatai Securities Co., Ltd., Class H(2)	34,000	64,077

Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	798,041

JD.com, Inc. ADR(1)	10,624	321,588

Lenovo Group, Ltd.	160,000	148,267

NetEase, Inc. ADR	1,181	336,030

New China Life Insurance Co., Ltd., Class H	16,000	88,736

New Oriental Education & Technology Group, Inc. ADR(1)	2,374	226,622

People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	52,824

PetroChina Co., Ltd., Class H	320,000	202,846

PICC Property & Casualty Co., Ltd., Class H	114,000	128,082

Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	932,059

Semiconductor Manufacturing International Corp.(1)	7,300	7,816

Shenzhou International Group Holdings, Ltd.	12,000	161,290

SINA Corp.(1)	1,200	75,528

Sino Biopharmaceutical, Ltd.	135,000	129,976

Sinopharm Group Co., Ltd., Class H	22,400	88,039

Sunac China Holdings, Ltd.	32,000	164,915

Sunny Optical Technology Group Co., Ltd.	17,000	207,963

TAL Education Group ADR(1)	4,548	174,962

Tencent Holdings, Ltd.	81,800	4,031,729

Tencent Music Entertainment Group ADR(1)	13,500	232,200

Security	Shares	Value

China (continued)

Vipshop Holdings, Ltd. ADR(1)	6,998	$60,253

Want Want China Holdings, Ltd.	103,000	81,775

Weibo Corp. ADR(1)	120	8,220

Yum China Holdings, Inc.	7,500	356,550

YY, Inc. ADR(1)	600	50,766

Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	55,882

		$20,695,152

Croatia — 1.9%

Adris Grupa DD, PFC Shares	9,000	$617,373

Atlantic Grupa DD	1,600	278,381

Ericsson Nikola Tesla DD	930	154,199

Hrvatski Telekom DD	52,252	1,284,813

Koncar-Elektroindustrija DD	2,280	230,046

Podravka Prehrambena Industrija DD	4,900	288,733

Valamar Riviera DD	48,200	274,797

Zagrebacka Banka DD	14,600	124,026

		$3,252,368

Cyprus — 1.4%

Bank of Cyprus Holdings PLC(1)	1,534,390	$2,416,072

		$2,416,072

Egypt — 4.4%

Alexandria Mineral Oils Co.	626,534	$202,262

Cairo Investment & Real Estate Development Co. SAE(1)	144,374	97,471

Commercial International Bank Egypt SAE	240,375	1,075,015

Credit Agricole Egypt SAE	315,572	775,453

Eastern Co. SAE	754,775	797,705

Edita Food Industries SAE	35,000	40,742

Egypt Kuwait Holding Co. SAE	425,243	618,928

Egyptian Financial Group-Hermes Holding Co.(1)	443,127	410,114

ElSewedy Electric Co.	625,070	567,436

Ezz Steel Co SAE(1)	192,902	176,543

Ghabbour Auto(1)	704,821	189,629

Heliopolis Housing	125,471	188,729

Ibnsina Pharma SAE(1)	210,000	150,778

Juhayna Food Industries	424,045	296,747

Medinet Nasr Housing(1)	718,604	264,569

Oriental Weavers	271,415	147,877

Palm Hills Developments SAE(1)	1,389,969	195,824

Qalaa Holdings SAE(1)	1,277,278	266,363

Sidi Kerir Petrochemicals Co.	98,964	100,862

Six of October Development & Investment Co.(1)	255,050	255,026

Talaat Moustafa Group	889,609	593,759

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Egypt (continued)

Telecom Egypt	319,599	$262,391

		$7,674,223

Georgia — 3.2%

Bank of Georgia Group PLC	92,860	$2,084,153

Georgia Capital PLC(1)	48,700	642,569

TBC Bank Group PLC	132,586	2,814,935

		$5,541,657

Iceland — 0.2%

Siminn HF	5,081,700	$168,348

Sjova-Almennar Tryggingar HF	957,020	139,580

Tryggingamidstodin HF	336,200	91,576

		$399,504

India — 5.9%

Adani Ports and Special Economic Zone, Ltd.	22,802	$128,445

Adani Power, Ltd.(1)	9,483	6,077

Ambuja Cements, Ltd.	21,000	66,509

Asian Paints, Ltd.	8,100	170,494

Aurobindo Pharma, Ltd.	7,300	85,743

Bajaj Auto, Ltd.	2,400	103,145

Bajaj Finance, Ltd.	4,600	205,079

Bajaj Finserv, Ltd.	1,200	129,713

Bharat Petroleum Corp., Ltd.	22,800	124,945

Bharti Airtel, Ltd.	34,700	159,525

Bharti Infratel, Ltd.	15,719	59,351

Cipla, Ltd.	9,500	76,894

Coal India, Ltd.	19,072	69,243

Dabur India, Ltd.	18,500	105,781

Dr. Reddy’s Laboratories, Ltd.	3,000	126,273

Eicher Motors, Ltd.	400	116,969

GAIL (India), Ltd.	22,754	116,204

Godrej Consumer Products, Ltd.	10,800	101,316

Grasim Industries, Ltd.	10,000	129,517

HCL Technologies, Ltd.	16,228	275,412

Hero MotoCorp, Ltd.	1,300	46,835

Hindalco Industries, Ltd.	30,900	91,401

Hindustan Petroleum Corp., Ltd.	19,000	79,964

Hindustan Unilever, Ltd.	17,900	450,930

Housing Development Finance Corp., Ltd.	22,890	656,853

Indiabulls Housing Finance, Ltd.	8,300	82,507

Indian Oil Corp., Ltd.	28,139	64,251

Infosys, Ltd.	88,314	948,062

ITC, Ltd.	93,750	406,548

Security	Shares	Value

India (continued)

JSW Steel, Ltd.	25,000	$111,437

Larsen & Toubro, Ltd.	14,250	276,156

LIC Housing Finance, Ltd.	12,100	86,380

Lupin, Ltd.	5,700	71,402

Mahindra & Mahindra, Ltd.	21,600	200,679

Maruti Suzuki India, Ltd.	2,900	276,717

Motherson Sumi Systems, Ltd.	40,725	85,879

Nestle India, Ltd.	700	109,393

Oil & Natural Gas Corp., Ltd.	34,800	84,726

Piramal Enterprises, Ltd.	2,702	91,362

Reliance Industries, Ltd.	68,600	1,373,951

Shree Cement, Ltd.	360	102,369

Shriram Transport Finance Co., Ltd.	6,100	97,354

Tata Consultancy Services, Ltd.	24,556	796,732

Tata Motors, Ltd.(1)	45,100	139,243

Tata Steel, Ltd.(4)	11,747	94,521

Tata Steel, Ltd.(4)	792	925

Tech Mahindra, Ltd.	15,208	182,880

Titan Co., Ltd.	10,400	173,654

UltraTech Cement, Ltd.	2,700	179,258

UPL, Ltd.	10,100	140,691

Vedanta, Ltd.	43,100	103,786

Wipro, Ltd.	33,961	145,943

Zee Entertainment Enterprises, Ltd.	16,300	101,883

		$10,211,307

Indonesia — 3.2%

Astra International Tbk PT	1,228,500	$657,639

Bank Central Asia Tbk PT	511,400	1,033,066

Bank Mandiri Persero Tbk PT	796,000	433,664

Bank Rakyat Indonesia Persero Tbk PT	2,311,500	710,682

Charoen Pokphand Indonesia Tbk PT	504,500	186,743

Gudang Garam Tbk PT	35,100	208,276

Hanjaya Mandala Sampoerna Tbk PT	693,700	170,552

Indah Kiat Pulp & Paper Corp. Tbk PT	213,300	110,884

Indocement Tunggal Prakarsa Tbk PT	140,400	217,109

Indofood Sukses Makmur Tbk PT	336,500	164,301

Kalbe Farma Tbk PT	1,603,900	174,014

Semen Indonesia Persero Tbk PT	225,200	213,780

Telekomunikasi Indonesia Persero Tbk PT	3,032,900	807,623

Unilever Indonesia Tbk PT	100,000	319,376

United Tractors Tbk PT	118,400	226,100

		$5,633,809

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kazakhstan — 1.8%

Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	104,200	$1,219,140

Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,965,063

		$3,184,203

Kuwait — 7.3%

Agility Public Warehousing Co. KSC	415,109	$996,747

Alimtiaz Investment Group KSC	331,476	142,473

Boubyan Bank KSCP	524,375	936,651

Burgan Bank SAK	265,895	286,309

Gulf Bank KSCP	446,399	445,604

Humansoft Holding Co. KSC	39,605	433,040

Kuwait Finance House KSCP	1,171,641	2,560,235

Kuwait Projects Co. Holdings KSC	206,679	144,664

Mabanee Co. SAKC	225,529	463,495

Mezzan Holding Co. KSCC	56,832	95,193

Mobile Telecommunications Co.	924,183	1,402,940

National Bank of Kuwait SAK	1,359,260	4,151,112

National Industries Group Holding SAK	438,000	314,908

Warba Bank KSCP(1)	430,151	338,950

		$12,712,321

Mauritius — 1.5%

Alteo, Ltd.	13,177	$6,898

Lux Island Resorts, Ltd.	66,516	118,047

MCB Group, Ltd.	303,608	2,365,949

Sun, Ltd., Class A	150,505	182,892

The Lux Collective, Ltd.(1)	66,516	4,704

		$2,678,490

Mongolia — 0.1%

Mongolian Mining Corp.(1)	5,057,500	$94,944

		$94,944

Peru — 3.6%

Alicorp SAA	174,200	$563,720

Cementos Pacasmayo SAA	126,238	244,344

Cia de Minas Buenaventura SA ADR	51,880	840,975

Credicorp, Ltd.	2,666	631,575

Engie Energia Peru SA	79,000	154,225

Ferreycorp SAA	1,036,400	767,936

Grana y Montero SAA ADR(1)	119,700	430,920

InRetail Peru Corp.(2)	22,000	858,000

Southern Copper Corp.	26,202	1,006,681

Security	Shares	Value

Peru (continued)

Union Andina de Cementos SAA	406,700	$307,500

Volcan Cia Minera SAA, Class B	2,145,300	356,847

		$6,162,723

Serbia — 4.3%

Energoprojekt Holding AD Beograd(1)	74,772	$511,436

Komercijalna Banka AD Beograd(1)	130,558	3,412,100

Metalac AD(1)	53,233	1,026,426

NIS AD Novi Sad	371,854	2,579,660

		$7,529,622

Singapore — 1.1%

Yoma Strategic Holdings, Ltd.	8,240,033	$1,970,029

		$1,970,029

South Korea — 9.1%

AMOREPACIFIC Corp.	1,031	$183,593

Celltrion Healthcare Co., Ltd.(1)	1,924	124,845

Celltrion, Inc.(1)	2,192	398,679

CJ CheilJedang Corp.	360	97,120

Daelim Industrial Co., Ltd.	1,176	97,578

DB Insurance Co., Ltd.	2,130	124,786

E-MART, Inc.	775	114,299

GS Engineering & Construction Corp.	2,540	88,375

GS Holdings Corp.	2,070	92,249

Hankook Tire Co., Ltd.	3,265	111,095

Hanmi Pharm Co., Ltd.	265	98,750

Helixmith Co., Ltd.(1)	570	127,138

Hyundai Engineering & Construction Co., Ltd.	2,997	134,845

Hyundai Glovis Co., Ltd.	828	113,270

Hyundai Heavy Industries Co., Ltd.(1)	1,443	154,083

Hyundai Heavy Industries Holdings Co., Ltd.	439	128,591

Hyundai Mobis Co., Ltd.	1,783	355,664

Hyundai Motor Co.	3,561	422,692

Hyundai Motor Co., Second PFC Shares	1,675	125,623

Hyundai Steel Co.	3,421	135,858

Kakao Corp.	1,706	175,655

Kangwon Land, Inc.	4,359	126,981

Kia Motors Corp.	7,527	291,776

Korea Aerospace Industries, Ltd.	3,184	95,382

Korea Electric Power Corp.(1)	7,423	179,700

Korea Investment Holdings Co., Ltd.	1,826	107,196

Korea Zinc Co., Ltd.	367	142,349

KT&G Corp.	3,190	279,036

LG Chem, Ltd.	1,184	367,281

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

LG Corp.	3,208	$200,606

LG Display Co., Ltd.(1)	8,699	147,924

LG Electronics, Inc.	3,573	232,145

LG Household & Health Care, Ltd.	256	311,943

Lotte Chemical Corp.	611	140,780

Medy-Tox, Inc.	5	2,398

Mirae Asset Daewoo Co., Ltd.	16,931	113,309

Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	7,836

Naver Corp.	3,579	366,534

NCsoft Corp.	516	232,374

Netmarble Corp.(1)(2)	1,128	123,273

POSCO	1,975	432,295

S-Oil Corp.	1,759	138,695

Samsung Biologics Co., Ltd.(1)(2)	540	157,385

Samsung C&T Corp.	2,448	215,172

Samsung Electro-Mechanics Co., Ltd.	1,889	176,070

Samsung Electronics Co., Ltd.	109,329	4,298,512

Samsung Electronics Co., Ltd., PFC Shares	20,813	663,960

Samsung Engineering Co., Ltd.(1)	7,135	104,230

Samsung Fire & Marine Insurance Co., Ltd.	892	232,215

Samsung Heavy Industries Co., Ltd.(1)	15,800	111,439

Samsung Life Insurance Co., Ltd.	2,384	173,408

Samsung SDI Co., Ltd.	1,487	301,929

Samsung SDS Co., Ltd.	1,162	216,078

SillaJen, Inc.(1)	2,033	114,218

SK Holdings Co., Ltd.	933	205,177

SK Hynix, Inc.	13,837	936,360

SK Innovation Co., Ltd.	1,765	275,973

SK Telecom Co., Ltd.	674	142,959

Woongjin Coway Co., Ltd.	1,881	141,348

		$15,911,034

Sri Lanka — 1.2%

Access Engineering PLC	1,668,000	$122,055

Ceylon Cold Stores PLC	16,000	54,261

Dialog Axiata PLC	1,485,330	73,351

Hayleys PLC	40,000	35,665

Hemas Holdings PLC	218,206	89,088

John Keells Holdings PLC	1,204,200	1,022,552

Lion Brewery Ceylon PLC	20,200	63,916

Melstacorp PLC(1)	200,000	42,065

Royal Ceramics Lanka PLC	80,669	26,308

Softlogic Life Insurance PLC	2,500,000	479,930

Tokyo Cement Co Lanka PLC(1)	1,143,000	140,112

		$2,149,303

Security	Shares	Value

Taiwan — 4.5%

Advantech Co., Ltd.	7,699	$62,380

ASE Technology Holding Co., Ltd.	61,358	142,530

Asia Cement Corp.	52,000	70,383

Asustek Computer, Inc.	12,000	91,742

AU Optronics Corp.	156,000	55,792

Catcher Technology Co., Ltd.	12,000	95,140

Cathay Financial Holding Co., Ltd.	134,000	194,041

Cheng Shin Rubber Industry Co., Ltd.	28,000	37,407

China Steel Corp.	210,000	169,681

Chunghwa Telecom Co., Ltd.	64,000	230,542

Compal Electronics, Inc.	95,000	61,409

Delta Electronics, Inc.	33,680	177,766

Far Eastern New Century Corp.	59,700	65,192

Far EasTone Telecommunications Co., Ltd.	32,000	78,526

Formosa Chemicals & Fibre Corp.	59,000	212,302

Formosa Petrochemical Corp.	22,000	81,643

Formosa Plastics Corp.	70,000	254,038

Foxconn Technology Co., Ltd.	18,291	41,036

Fubon Financial Holding Co., Ltd.	112,000	165,512

Hon Hai Precision Industry Co., Ltd.	200,508	564,496

Hotai Motor Co., Ltd.	5,000	75,670

Innolux Corp.	180,000	57,759

Largan Precision Co., Ltd.	2,000	300,245

Nan Ya Plastics Corp.	85,000	215,041

Pegatron Corp.	30,000	56,714

Pou Chen Corp.	42,000	51,095

President Chain Store Corp.	10,000	93,302

Quanta Computer, Inc.	51,000	97,801

Shin Kong Financial Holding Co., Ltd.	180,522	51,148

Taiwan Cement Corp.	73,700	100,243

Taiwan Mobile Co., Ltd.	31,000	113,350

Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,333,224

Uni-President Enterprises Corp.	82,960	197,169

United Microelectronics Corp.	220,000	95,930

Yuanta Financial Holding Co., Ltd.	158,675	92,033

		$7,782,282

Thailand — 0.3%

Mega Lifesciences PCL	436,400	$492,578

		$492,578

Ukraine — 1.5%

Ferrexpo PLC	274,400	$743,338

Kernel Holding SA	66,400	922,287

MHP SE GDR	81,422	911,926

		$2,577,551

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam — 9.6%

Bao Viet Holdings	43,700	$167,126

Binh Minh Plastics JSC	62,900	128,780

Coteccons Construction JSC	24,000	124,768

Domesco Medical Import Export JSC	59,000	179,489

FPT Corp.	122,318	278,481

Gemadept Corp.	61,050	68,231

HA TIEN 1 Cement JSC	87,880	60,725

Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	260,044

Ho Chi Minh City Securities Corp.	64,000	70,223

Hoa Binh Construction Group JSC	77,600	58,642

Hoa Phat Group JSC(1)	795,140	1,153,565

Hoa Sen Group	173,059	59,577

Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	138,276

Hoang Huy Investment Financial Services JSC	167,400	154,291

Imexpharm Pharmaceutical JSC(1)	37,445	83,782

KIDO Group Corp.	106,100	93,336

Kinh Bac City Development Share Holding Corp.(1)	202,100	126,272

Masan Group Corp.(1)	548,450	2,048,860

Mobile World Investment Corp.	53,333	194,973

Nam Long Investment Corp.	161,476	205,763

No Va Land Investment Group Corp.(1)	248,890	632,069

Pan Group JSC (The)(1)	70,937	106,910

PetroVietnam Ca Mau Fertilizer JSC	121,700	45,835

PetroVietnam Drilling & Well Services JSC(1)	160,214	131,497

PetroVietnam Fertilizer & Chemical JSC	149,250	115,504

PetroVietnam Gas JSC	45,000	219,648

PetroVietnam Nhon Trach 2 Power JSC	90,300	105,464

PetroVietnam Technical Services Corp.	315,543	316,978

Pha Lai Thermal Power JSC	82,000	99,659

Phat Dat Real Estate Development Corp.(1)	102,213	103,316

Refrigeration Electrical Engineering Corp.	143,700	209,964

Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	7,550

Saigon Beer Alcohol Beverage Corp.	49,600	509,406

SSI Securities Corp.	262,330	292,276

Thanh Thanh Cong - Bien Hoa JSC	128,048	100,203

Tien Phong Plastic JSC	22,600	35,831

TNG Investment & Trading JSC(1)	12	11

Van Phu - Invest Investment JSC(1)	51,300	92,642

Vicostone JSC	28,400	78,212

Viet Capital Securities JSC	282,825	431,838

Vietnam Dairy Products JSC	335,908	1,872,520

Vietnam Electrical Equipment JSC	131,600	126,578

Vietnam National Petroleum Group	56,100	150,479

Vietnam Prosperity JSC Bank(1)	1,755,487	1,443,779

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,677,933

Security	Shares	Value

Vietnam (continued)

Vingroup JSC(1)	399,041	$1,954,551

Vinh Hoan Corp.	37,100	150,537

		$16,666,394

Total Common Stocks (identified cost $145,272,594)		$159,536,803

Rights — 0.0%(6)
Security	Shares	Value

Hong Kong — 0.0%

Haitong Securities Co., Ltd., Exp. 6/30/19(1)	2,142	$0

		$0

India — 0.0%(6)

Bharti Airtel, Ltd., Exp. 5/17/19(1)	9,840	$14,112

		$14,112

Vietnam — 0.0%(6)

Ho Chi Minh City Securities Corp., Exp. 4/19/19(1)	38,400	$12,587

		$12,587

Total Rights (identified cost $25,801)		$26,699

Short-Term Investments — 4.9%

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/16/19(7)	$1,500	$1,498,549

Total U.S. Treasury Obligations (identified cost $1,498,549)		$1,498,549

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Other — 4.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(8)	7,044,169	$7,044,169

Total Other (identified cost $7,044,189)		$7,044,169

Total Short-Term Investments (identified cost $8,542,738)		$8,542,718

Total Investments — 96.6% (identified cost $153,841,133)		$168,106,220

Other Assets, Less Liabilities — 3.4%		$5,973,690

Net Assets — 100.0%		$174,079,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $1,243,629 or 0.7% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $3,184,203 or 1.8% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	29.5%	$51,385,419

Information Technology	10.0	17,347,561

Consumer Staples	9.2	16,057,308

Communication Services	7.9	13,783,364

Consumer Discretionary	7.5	12,971,403

Materials	6.8	11,737,365

Energy	6.3	10,999,624

Industrials	6.0	10,432,370

Real Estate	4.7	8,144,231

Utilities	2.1	3,707,388

Health Care	1.7	2,997,469

Short-Term Investments	4.9	8,542,718

Total Investments	96.6%	$168,106,220

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD 4,014,830	KRW 4,575,300,000	7/12/19	$76,223

			$76,223

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	74,181	USD	84,178	Citibank, N.A.	5/17/19	$—	$(875)

USD	5,679,393	EUR	5,004,894	Citibank, N.A.	5/17/19	59,066	—

USD	2,756,243	EUR	2,428,905	Citibank, N.A.	5/17/19	28,665	—

USD	2,503,110	EUR	2,205,834	Citibank, N.A.	5/17/19	26,033	—

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,981,475	EUR	1,746,150	Citibank, N.A.	5/17/19	$20,607	$—

USD	30,025	EUR	26,459	Citibank, N.A.	5/17/19	312	—

USD	287,595	EUR	257,579	Standard Chartered Bank	5/17/19	—	(1,657)

CNH	154,260,000	USD	22,314,480	BNP Paribas	6/28/19	585,247	—

CNH	11,900,000	USD	1,715,686	BNP Paribas	6/28/19	50,856	—

CNH	4,540,000	USD	659,405	BNP Paribas	6/28/19	14,553	—

CNH	10,300,000	USD	1,479,609	Citibank, N.A.	6/28/19	49,415	—

USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	232,604	—

USD	4,162,343	KRW	4,740,700,000	Bank of America, N.A.	7/12/19	81,353	—

USD	2,461,623	CNH	16,540,000	Citibank, N.A.	7/22/19	6,431	—

USD	2,724,057	CNH	18,480,000	Citibank, N.A.	7/22/19	—	(19,108)

USD	3,498,698	CNH	23,517,550	UBS AG	7/22/19	7,762	—

USD	2,711,934	CNH	18,420,000	UBS AG	7/22/19	—	(22,324)

						$1,162,904	$(43,964)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures

Hang Seng Index	20	Long	5/30/19	$3,763,113	$(11,069)

MSCI Emerging Markets Index	198	Long	6/21/19	10,693,980	278,190

					$267,121

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	CNY	23,521	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 1.00% on USD 3,500,006 (pays quarterly)	3/20/20	$32,922

UBS AG	CNY	18,510	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on USD 2,733,824 (pays quarterly)	7/18/19	(189,161)

UBS AG	CNY	18,498	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on USD 2,730,547 (pays quarterly)	8/12/19	558,467

						$402,228

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

EUR	–	Euro

KRW	–	South Korean Won

USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $146,796,944)	$161,062,051

Affiliated investment, at value (identified cost, $7,044,189)	7,044,169

Cash	1,981,694

Deposits for derivatives collateral —

Financial futures contracts	566,280

Centrally cleared derivatives	237,450

OTC derivatives	1,150,000

Foreign currency, at value (identified cost, $1,397,276)	1,610,719

Dividends receivable	661,738

Dividends receivable from affiliated investment	11,589

Receivable for investments sold	99,943

Receivable for variation margin on open centrally cleared derivatives	17,606

Receivable for open forward foreign currency exchange contracts	1,162,904

Receivable for open swap contracts	591,389

Other assets	25,591

Total assets	$176,223,123

Liabilities

Cash collateral due to brokers	$1,150,000

Payable for investments purchased	208,883

Payable for variation margin on open financial futures contracts	35,037

Payable for open forward foreign currency exchange contracts	43,964

Payable for open swap contracts	189,161

Payable to affiliates:

Investment adviser fee	144,894

Trustees’ fees	796

Accrued foreign capital gains taxes	179,507

Accrued expenses	190,971

Total liabilities	$2,143,213

Net Assets applicable to investors’ interest in Portfolio	$174,079,910

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $127,052)	$1,866,675

Dividends from affiliated investment	99,999

Interest (net of foreign taxes, $10)	20,444

Total investment income	$1,987,118

Expenses

Investment adviser fee	$841,219

Trustees’ fees and expenses	4,849

Custodian fee	225,757

Legal and accounting services	34,600

Interest expense and fees	11,315

Miscellaneous	10,432

Total expenses	$1,128,172

Net investment income	$858,946

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,290,836

Investment transactions — affiliated investment	(1,263)

Financial futures contracts	138,681

Swap contracts	982,532

Foreign currency transactions	(392,031)

Forward foreign currency exchange contracts	670,287

Net realized gain	$2,689,042

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $149,704)	$7,900,306

Investments — affiliated investment	1,472

Financial futures contracts	1,256,356

Swap contracts	402,228

Foreign currency	250,299

Forward foreign currency exchange contracts	(575,413)

Net change in unrealized appreciation (depreciation)	$9,235,248

Net realized and unrealized gain	$11,924,290

Net increase in net assets from operations	$12,783,236

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$858,946	$1,663,381

Net realized gain	2,689,042	3,557,229

Net change in unrealized appreciation (depreciation)	9,235,248	(24,773,422)

Net increase (decrease) in net assets from operations	$12,783,236	$(19,552,812)

Capital transactions —

Contributions	$9,766,461	$27,925,363

Withdrawals	(10,638,296)	(10,506,948)

Net increase (decrease) in net assets from capital transactions	$(871,835)	$17,418,415

Net increase (decrease) in net assets	$11,911,401	$(2,134,397)

Net Assets

At beginning of period	$162,168,509	$164,302,906

At end of period	$174,079,910	$162,168,509

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014(1)

Ratios (as a percentage of average daily net assets):

Expenses(2)	1.34	%(3)(4)	1.25%	1.29%	1.30%	1.32%	1.63%

Net investment income (loss)	1.02	%(3)	0.97%	1.10%	0.92%	1.61%	(0.19)%

Portfolio Turnover	13	%(5)	39%	32%	40%	27%	112%

Total Return	7.75	%(5)	(11.06)%	24.59%	5.75%	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$174,080		$162,169	$164,303	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(5)	Not annualized.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends,

26

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

27

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $841,219 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2019, BMR reimbursed the Portfolio $6,580 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,440,718 and $20,810,654, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,431,383

Gross unrealized appreciation	$31,655,967

Gross unrealized depreciation	(16,116,618)

Net unrealized appreciation	$15,539,349

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

28

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $233,125. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange		Total

Not applicable	$278,190	*	$76,223	*	$354,413

Receivable for open forward foreign currency exchange contracts	—		1,162,904		1,162,904

Receivable for open swap contracts	591,389		—		591,389

Total Asset Derivatives	$869,579		$1,239,127		$2,108,706

Derivatives not subject to master netting or similar agreements	$278,190		$76,223		$354,413

Total Asset Derivatives subject to master netting or similar agreements	$591,389		$1,162,904		$1,754,293

29

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total

Not applicable	$(11,069)*	$—	$(11,069)

Payable for open forward foreign currency exchange contracts	—	(43,964)	(43,964)

Payable for open swap contracts	(189,161)	—	(189,161)

Total Liability Derivatives	$(200,230)	$(43,964)	$(244,194)

Derivatives not subject to master netting or similar agreements	$(11,069)	$—	$(11,069)

Total Liability Derivatives subject to master netting or similar agreements	$(189,161)	$(43,964)	$(233,125)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives are reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts and centrally cleared derivatives.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$81,353	$—	$—	$—	$81,353	$—

BNP Paribas	883,260	—	—	(840,000)	43,260	840,000

Citibank, N.A.	190,529	(19,983)	—	(170,000)	546	170,000

JPMorgan Chase Bank, N.A.	32,922	—	—	(32,922)	—	140,000

UBS AG	566,229	(211,485)	(354,744)	—	—	—

	$1,754,293	$(231,468)	$(354,744)	$(1,042,922)	$125,159	$1,150,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Citibank, N.A.	$(19,983)	$19,983	$—	$—	$—	$—

Standard Chartered Bank	(1,657)	—	—	—	(1,657)	—

UBS AG	(211,485)	211,485	—	—	—	—

	$(233,125)	$231,468	$—	$—	$(1,657)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,150,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

30

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange

Net realized gain (loss) —

Financial futures contracts	$138,681	$—

Swap contracts	982,532	—

Forward foreign currency exchange contracts	—	670,287

Total	$1,121,213	$670,287

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$1,256,356	$—

Swap contracts	402,228	—

Forward foreign currency exchange contracts	—	(575,413)

Total	$1,658,584	$(575,413)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$12,613,000	$80,237,000	$3,732,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

31

Global Macro Capital Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks

Asia/Pacific	$7,075,299	$77,715,736	$0	$84,791,035

Emerging Europe	911,926	20,804,848	—	21,716,774

Latin America	29,572,910	—	—	29,572,910

Middle East/Africa	—	23,065,034	—	23,065,034

North America	391,050	—	—	391,050

Total Common Stocks	$37,951,185	$121,585,618 **	$0	$159,536,803

Rights	$—	$26,699	$—	$26,699

Short-Term Investments —

U.S. Treasury Obligations	—	1,498,549	—	1,498,549

Other	—	7,044,169	—	7,044,169

Total Investments	$37,951,185	$130,155,035	$0	$168,106,220

Forward Foreign Currency Exchange Contracts	$—	$1,239,127	$—	$1,239,127

Futures Contracts	278,190	—	—	278,190

Swap Contracts	—	591,389	—	591,389

Total	$38,229,375	$131,985,551	$—	$170,214,926

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(43,964)	$—	$(43,964)

Futures Contracts	—	(11,069)	—	(11,069)

Swap Contracts	—	(189,161)	—	(189,161)

Total	$—	$(244,194)	$—	$(244,194)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

32

Emerging and Frontier Countries Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

33

Emerging and Frontier Countries Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

34

Emerging and Frontier Countries Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective May 2, 2017, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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This Page Intentionally Left Blank

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.19

Eaton Vance

Emerging Markets Local Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	45

Officers and Trustees	48

Important Notices	49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	8.29%	–5.56%	0.22%	3.86%
Class A with 4.75% Maximum Sales Charge	—	—	3.13	–10.01	–0.76	3.35
Class C at NAV	08/03/2010	06/27/2007	8.08	–6.22	–0.46	3.24
Class C with 1% Maximum Sales Charge	—	—	7.08	–7.08	–0.46	3.24
Class I at NAV	11/30/2009	06/27/2007	8.45	–5.28	0.52	4.12
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	—	—	7.00%	–4.93%	–0.97%	3.52%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.32%	2.02%	1.02%
Net				1.22	1.92	0.92

Fund Profile4

Asset Allocation (% of net assets)[5]	Foreign Currency Exposure (% of net assets)[6]

	Thailand	12.5%	Peru	3.6%
	Egypt	12.5	Chile	3.3
	Indonesia	11.1	Dominican Republic	3.1
	Brazil	9.9	Malaysia	3.0
	Poland	9.6	Turkey	2.7
	Colombia	8.8	Philippines	2.4
	Nigeria	8.4	Georgia	2.2
	Serbia	8.3	South Africa	2.0
	Mexico	8.2	Argentina	1.4
	Ukraine	7.9	Other	1.2	*
	Russia	5.5	Euro	–10.7
	Hungary	4.5	Total Long	144.0
	Sri Lanka	4.2	Total Short	–10.7
	Czech Republic	4.0	Total Net	133.3
	Uganda	3.7

	* Includes amounts each less than 1.0%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,082.90	$6.30	**	1.22%
Class C	$1,000.00	$1,080.80	$9.91	**	1.92%
Class I	$1,000.00	$1,084.50	$4.75	**	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.11	**	1.22%
Class C	$1,000.00	$1,015.30	$9.59	**	1.92%
Class I	$1,000.00	$1,020.20	$4.61	**	0.92%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $897,415,787)	$856,396,996

Receivable for Fund shares sold	3,526,038

Receivable from affiliate	17,062

Total assets	$859,940,096

Liabilities

Payable for Fund shares redeemed	$3,012,442

Payable to affiliates:

Distribution and service fees	75,235

Trustees’ fees	43

Accrued expenses	150,142

Total liabilities	$3,237,862

Net Assets	$856,702,234

Sources of Net Assets

Paid-in capital	$865,791,484

Accumulated loss	(9,089,250)

Total	$856,702,234

Class A Shares

Net Assets	$131,946,069

Shares Outstanding	24,658,823

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.35

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$5.62

Class C Shares

Net Assets	$50,349,893

Shares Outstanding	9,310,415

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$5.41

Class I Shares

Net Assets	$674,406,272

Shares Outstanding	126,058,277

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest allocated from Portfolio (net of foreign taxes, $1,737,581)	$27,288,104

Dividends allocated from Portfolio	1,336,075

Expenses, excluding interest expense, allocated from Portfolio	(3,153,786)

Interest expense allocated from Portfolio	(83,932)

Total investment income	$25,386,461

Expenses

Distribution and service fees

Class A	$187,286

Class C	233,811

Trustees’ fees and expenses	250

Custodian fee	29,368

Transfer and dividend disbursing agent fees	294,153

Legal and accounting services	22,970

Printing and postage	143,923

Registration fees	63,016

Miscellaneous	7,496

Total expenses	$982,273

Deduct —

Allocation of expenses to affiliate	$163,468

Total expense reductions	$163,468

Net expenses	$818,805

Net investment income	$24,567,656

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(3,767,858)

Financial futures contracts	(675,384)

Swap contracts	(5,528,889)

Foreign currency transactions	3,339,952

Forward foreign currency exchange contracts	(2,760,576)

Non-deliverable bond forward contracts	1,957,543

Net realized loss	$(7,435,212)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $313,031)	$22,306,173

Financial futures contracts	(532,588)

Swap contracts	13,145,892

Foreign currency	174,342

Forward foreign currency exchange contracts	7,024,796

Non-deliverable bond forward contracts	(152,957)

Net change in unrealized appreciation (depreciation)	$41,965,658

Net realized and unrealized gain	$34,530,446

Net increase in net assets from operations	$59,098,102

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$24,567,656	$48,386,165

Net realized loss	(7,435,212)	(57,519,892)

Net change in unrealized appreciation (depreciation)	41,965,658	(70,382,487)

Net increase (decrease) in net assets from operations	$59,098,102	$(79,516,214)

Distributions to shareholders —

Class A	$(6,254,212)	$—

Class C	(2,172,852)	—

Class I	(31,987,023)	—

Total distributions to shareholders	$(40,414,087)	$—

Tax return of capital to shareholders —

Class A	$—	$(9,858,506)

Class C	—	(4,088,954)

Class I	—	(52,640,651)

Total tax return of capital to shareholders	$—	$(66,588,111)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$55,242,366	$77,219,837

Class C	11,116,282	22,318,925

Class I	272,690,608	479,437,217

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,802,034	9,043,227

Class C	2,087,438	3,881,037

Class I	27,527,332	46,143,634

Cost of shares redeemed

Class A	(40,323,401)	(44,399,760)

Class C	(7,364,973)	(14,035,790)

Class I	(196,355,722)	(269,727,914)

Net asset value of shares converted

Class A	1,164,315	—

Class C	(1,164,315)	—

Net increase in net assets from Fund share transactions	$130,421,964	$309,880,413

Net increase in net assets	$149,105,979	$163,776,088

Net Assets

At beginning of period	$707,596,255	$543,820,167

At end of period	$856,702,234	$707,596,255

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$5.190		$6.310		$6.400		$6.150		$8.220		$8.950

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.408		$0.343		$0.346		$0.392		$0.442

Net realized and unrealized gain (loss)	0.265		(0.970)		0.124		0.573		(1.772)		(0.482)

Total income (loss) from operations	$0.427		$(0.562)		$0.467		$0.919		$(1.380)		$(0.040)

Less Distributions

From net investment income	$(0.267)		$—		$(0.502)		$(0.078)		$—		$(0.051)

Tax return of capital	—		(0.558)		(0.055)		(0.591)		(0.690)		(0.639)

Total distributions	$(0.267)		$(0.558)		$(0.557)		$(0.669)		$(0.690)		$(0.690)

Net asset value — End of period	$5.350		$5.190		$6.310		$6.400		$6.150		$8.220

Total Return(2)	8.29	%(3)(4)	(9.65	)%(3)	7.75%		15.94	%(3)	(17.38	)%(3)	(0.39	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,946		$107,550		$87,390		$86,313		$70,943		$119,340

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.22	%(3)(7)(8)	1.23	%(3)(8)	1.26	%(9)	1.30	%(3)(9)	1.32	%(3)(9)	1.31	%(3)(9)

Net investment income	6.03	%(7)	6.84%		5.45%		5.56%		5.52%		5.17%

Portfolio Turnover of the Portfolio	15	%(4)	52%		40%		73%		47%		97%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.09%, 0.08%, 0.11% and 0.06% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2016, 2015 and 2014 respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% of average daily net assets for each of the six months ended April 30, 2019 and the year ended October 31, 2018.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07% and 0.06% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$5.240		$6.380		$6.470		$6.190		$8.240		$8.960

Income (Loss) From Operations

Net investment income(1)	$0.144		$0.373		$0.302		$0.305		$0.344		$0.382

Net realized and unrealized gain (loss)	0.277		(0.992)		0.126		0.579		(1.775)		(0.483)

Total income (loss) from operations	$0.421		$(0.619)		$0.428		$0.884		$(1.431)		$(0.101)

Less Distributions

From net investment income	$(0.251)		$—		$(0.467)		$(0.070)		$—		$(0.046)

Tax return of capital	—		(0.521)		(0.051)		(0.534)		(0.619)		(0.573)

Total distributions	$(0.251)		$(0.521)		$(0.518)		$(0.604)		$(0.619)		$(0.619)

Net asset value — End of period	$5.410		$5.240		$6.380		$6.470		$6.190		$8.240

Total Return(2)	8.08	%(3)(4)	(10.42	)%(3)	7.01%		15.13	%(3)	(17.91	)%(3)	(1.09	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,350		$44,416		$41,754		$34,379		$34,362		$60,083

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.92	%(3)(7)(8)	1.93	%(3)(8)	1.96	%(9)	2.00	%(3)(9)	2.02	%(3)(9)	2.01	%(3)(9)

Net investment income	5.32	%(7)	6.17%		4.74%		4.87%		4.82%		4.47%

Portfolio Turnover of the Portfolio	15	%(4)	52%		40%		73%		47%		97%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.09%, 0.08%, 0.11% and 0.06% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% of average daily net assets for each of the six months ended April 30, 2019 and the year ended October 31, 2018.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07% and 0.06% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$5.190		$6.310		$6.400		$6.160		$8.240		$8.990

Income (Loss) From Operations

Net investment income(1)	$0.170		$0.427		$0.363		$0.364		$0.414		$0.467

Net realized and unrealized gain (loss)	0.265		(0.971)		0.123		0.576		(1.771)		(0.494)

Total income (loss) from operations	$0.435		$(0.544)		$0.486		$0.940		$(1.357)		$(0.027)

Less Distributions

From net investment income	$(0.275)		$—		$(0.519)		$(0.082)		$—		$(0.054)

Tax return of capital	—		(0.576)		(0.057)		(0.618)		(0.723)		(0.669)

Total distributions	$(0.275)		$(0.576)		$(0.576)		$(0.700)		$(0.723)		$(0.723)

Net asset value — End of period	$5.350		$5.190		$6.310		$6.400		$6.160		$8.240

Total Return(2)	8.45	%(3)(4)	(9.38	)%(3)	8.07%		16.32	%(3)	(17.08	)%(3)	(0.24	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$674,406		$555,630		$414,676		$164,460		$115,221		$169,911

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.92	%(3)(7)(8)	0.93	%(3)(8)	0.96	%(9)	1.00	%(3)(9)	1.02	%(3)(9)	1.01	%(3)(9)

Net investment income	6.32	%(7)	7.15%		5.72%		5.84%		5.81%		5.46%

Portfolio Turnover of the Portfolio	15	%(4)	52%		40%		73%		47%		97%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.09%, 0.08%, 0.11% and 0.06% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% of average daily net assets for each of the six months ended April 30, 2019 and the year ended October 31, 2018.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07% and 0.06% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (88.9% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2019, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $30,301,782 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $13,003,617 are short-term and $17,298,165 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.20%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $163,468 of the Fund’s operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $5,795 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $105,763 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $187,286 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $175,358 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $58,453 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $4,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $177,790,069 and $88,701,836, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	10,074,300	12,916,535

Issued to shareholders electing to receive payments of distributions in Fund shares	1,075,528	1,539,917

Redemptions	(7,429,185)	(7,579,484)

Converted from Class C shares	212,458	—

Net increase	3,933,101	6,876,968

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	2,028,849	3,664,599

Issued to shareholders electing to receive payments of distributions in Fund shares	383,121	651,702

Redemptions	(1,360,352)	(2,395,126)

Converted to Class A shares	(210,488)	—

Net increase	841,130	1,921,175

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	50,345,698	80,612,965

Issued to shareholders electing to receive payments of distributions in Fund shares	5,104,548	7,850,409

Redemptions	(36,489,974)	(47,099,911)

Net increase	18,960,272	41,363,463

13

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 62.2%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$778,352

Total Albania			$778,352

Argentina — 0.6%

Argentina POM Politica Monetaria, 54.47%, (ARLLMONP), 6/21/20(2)	ARS	94,320	$2,152,284

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(2)	ARS	10,091	178,763

City of Buenos Aires, 46.61%, (BADLAR + 5.00%), 1/23/22(2)	ARS	1,132	22,215

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	77,967	1,288,359

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	13,460	267,123

Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	1,427,054

Total Argentina			$5,335,798

Armenia — 0.4%

Republic of Armenia, 6.00%, 9/30/20(1)	USD	4,150	$4,255,771

Total Armenia			$4,255,771

Bahrain — 0.4%

CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	200	$218,742

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	877,600

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	212,625

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,126,351

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	1,430	1,530,300

Total Bahrain			$3,965,618

Barbados — 0.3%

Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	4,628	$2,659,712

Total Barbados			$2,659,712

Bosnia and Herzegovina — 0.3%

Republic of Srpska, 1.50%, 6/30/23	BAM	162	$91,298

Republic of Srpska, 1.50%, 10/30/23	BAM	442	241,045

Republic of Srpska, 1.50%, 12/15/23	BAM	24	13,410

Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,147,642

Republic of Srpska, 1.50%, 6/9/25	BAM	374	206,478

Republic of Srpska, 1.50%, 12/24/25	BAM	407	223,873

Republic of Srpska, 1.50%, 9/25/26	BAM	289	158,745

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina (continued)

Republic of Srpska, 1.50%, 9/26/27	BAM	99	$53,870

Total Bosnia and Herzegovina			$3,136,361

Brazil — 0.8%

Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,366,145

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,074,706

Total Brazil			$7,440,851

Colombia — 0.3%

Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,036,225

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,289,340

Total Colombia			$3,325,565

Costa Rica — 0.0%(5)

Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	65,151	$97,983

Total Costa Rica			$97,983

Croatia — 0.6%

Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,925,109

Total Croatia			$5,925,109

Dominican Republic — 3.1%

Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$220,856

Dominican Republic, 10.25%, 1/11/24(1)	DOP	232,800	4,787,255

Dominican Republic, 10.375%, 3/4/22(1)	DOP	135,000	2,729,670

Dominican Republic, 10.50%, 4/7/23(1)	DOP	331,300	6,840,965

Dominican Republic, 10.75%, 8/11/28(1)	DOP	698,400	14,533,398

Dominican Republic, 11.00%, 11/6/26(1)	DOP	6,200	131,563

Dominican Republic, 11.00%, 12/4/26(1)	DOP	6,700	144,766

Total Dominican Republic			$29,388,473

Fiji — 0.8%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,780,556

Total Fiji			$7,780,556

Georgia — 0.2%

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	3,079	$1,141,564

Georgia Treasury Bond, 7.625%, 7/13/19	GEL	2,567	952,817

Total Georgia			$2,094,381

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 9.1%

Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,105,857

Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	6,150,918

Indonesia Government Bond, 7.50%, 5/15/38	IDR	421,293,000	27,242,136

Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	341,866

Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	823,830

Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,816,000	27,744,039

Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,177,643

Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,039,430

Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,446,267

Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,324,330

Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,947,891

Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	443,916

Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,726,467

Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	687,916

Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,804,875

Total Indonesia			$88,007,381

Macedonia — 0.6%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,753,177

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,162,713

Total Macedonia			$5,915,890

Malaysia — 2.0%

Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,505,713

Total Malaysia			$19,505,713

Mexico — 1.3%

Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,807,497

Mexican Bonos, 8.00%, 12/7/23	MXN	108,000	5,710,665

Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,107,731

Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,913,489

Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,334,798

Total Mexico			$12,874,180

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	257,600	$644,051

Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	128,800	320,320

Total Nigeria			$964,371

Peru — 8.5%

Peru Government Bond, 5.20%, 9/12/23	PEN	103,217	$32,751,427

Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,358,058

Security		Principal Amount (000’s omitted)	Value

Peru (continued)

Peru Government Bond, 6.15%, 8/12/32(1)(3)	PEN	6,029	$1,923,246

Peru Government Bond, 6.35%, 8/12/28	PEN	85,942	28,314,829

Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,364,697

Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	731,799

Peru Government Bond, 8.20%, 8/12/26	PEN	20,412	7,441,129

Total Peru			$81,885,185

Russia — 3.4%

Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	$11,591,521

Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	484,200

Russia Government Bond, 8.15%, 2/3/27	RUB	1,157,846	18,218,061

Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,760,651

Total Russia			$33,054,433

Serbia — 7.9%

Republic of Serbia, 4.875%, 2/25/20(1)	USD	5,594	$5,663,897

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,312,640	33,835,278

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,358,970	13,890,125

Serbia Treasury Bond, 10.00%, 6/5/21	RSD	71,010	766,011

Serbia Treasury Bond, 10.00%, 9/11/21	RSD	323,470	3,532,546

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	16,734,213

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,859,052

Total Serbia			$76,281,122

Seychelles — 0.2%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,376	$1,408,031

Total Seychelles			$1,408,031

South Africa — 5.3%

Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,834,175

Republic of South Africa, 8.50%, 1/31/37	ZAR	312,840	19,717,397

Republic of South Africa, 8.75%, 1/31/44	ZAR	178,487	11,269,735

Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	14,618,965

Total South Africa			$51,440,272

Sri Lanka — 3.1%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	$1,053,097

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,395,177

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	120,000	664,940

Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	262,000	1,470,385

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	792,910	4,359,225

Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	640,000	3,659,389

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	140	$804

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	649,097

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,524,684

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	258,763

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	578,000	3,339,436

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	809,000	4,708,541

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	148,000	860,515

Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,427,796

Total Sri Lanka			$29,371,849

Tanzania — 0.2%

United Republic of Tanzania, 8.688%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	1,983	$2,024,429

Total Tanzania			$2,024,429

Thailand — 2.3%

Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	505,464	$14,904,542

Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	6,807,772

Total Thailand			$21,712,314

Turkey — 2.5%

Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	$7,247,593

Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,642,404

Turkey Government Bond, 8.50%, 9/14/22	TRY	50,512	5,807,242

Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,150,708

Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	2,822,165

Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	5,208,542

Total Turkey			$23,878,654

Ukraine — 7.8%

Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	380,140	$12,251,588

Ukraine Government International Bond, 10.00%, 8/23/23(1)	UAH	228,328	6,951,064

Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	376,960	13,795,107

Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	1,101,779	41,705,989

Total Ukraine			$74,703,748

Total Foreign Government Bonds (identified cost $629,768,216)			$599,212,102

Foreign Corporate Bonds — 1.1%
Security		Principal Amount (000’s omitted)	Value

Colombia — 0.0%(5)

Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$225,461

Total Colombia			$225,461

Indonesia — 0.2%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,480,524

Total Indonesia			$1,480,524

Mexico — 0.1%

America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$315,708

Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	474,567

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	294,133

Total Mexico			$1,084,408

Peru — 0.8%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$7,865,927

Total Peru			$7,865,927

Total Foreign Corporate Bonds (identified cost $11,502,114)			$10,656,320

Sovereign Loans — 0.3%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.2%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(7)		$3,760	$2,059,728

Total Barbados			$2,059,728

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$1,333	$1,283,753

Total Ethiopia			$1,283,753

Total Sovereign Loans (identified cost $5,036,035)			$3,343,481

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 32.2%

Foreign Government Securities — 22.9%
Security		Principal Amount (000’s omitted)	Value

Egypt — 12.5%

Egypt Treasury Bill, 0.00%, 5/14/19	EGP	86,200	$4,990,362

Egypt Treasury Bill, 0.00%, 6/4/19	EGP	54,825	3,163,687

Egypt Treasury Bill, 0.00%, 6/18/19	EGP	36,000	2,043,534

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	21,325,105

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	33,075	1,846,566

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	637,300	35,468,510

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	7,425	414,392

Egypt Treasury Bill, 0.00%, 9/3/19	EGP	16,875	927,530

Egypt Treasury Bill, 0.00%, 9/17/19	EGP	127,675	7,038,395

Egypt Treasury Bill, 0.00%, 10/1/19	EGP	138,075	7,565,641

Egypt Treasury Bill, 0.00%, 10/8/19	EGP	135,025	7,376,218

Egypt Treasury Bill, 0.00%, 10/15/19	EGP	184,325	10,039,196

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	100,650	5,094,297

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	261,075	13,003,953

Total Egypt			$120,297,386

Georgia — 1.9%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	2,460	$909,427

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,430	528,651

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,460	539,741

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	2,430	898,336

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	989	365,434

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	1,980	731,978

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	1,920	709,797

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	990	365,989

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,670	617,375

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,983	1,102,588

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	3,950	1,461,205

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,330	1,231,860

Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,042	385,250

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	1,532	566,469

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	685	253,235

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,350	499,076

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,470	543,438

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	2,700	995,506

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	3,780	1,386,862

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	4,793	1,752,059

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	6,595	2,407,004

Total Georgia			$18,251,280

Security		Principal Amount (000’s omitted)	Value

Nigeria — 8.3%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	6,888,980	$18,875,232

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	2,821,990	7,512,892

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	4,149,990	10,957,090

Nigeria OMO Bill, 0.00%, 9/19/19	NGN	5,266,800	13,869,189

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	1,046,704	2,749,032

Nigeria OMO Bill, 0.00%, 10/10/19	NGN	385,410	1,007,066

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	386,390	960,936

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	5,913,610	14,633,132

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	3,863,940	9,583,937

Total Nigeria			$80,148,506

Uruguay — 0.2%

Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	78,800	$2,132,597

Total Uruguay			$2,132,597

Total Foreign Government Securities (identified cost $217,922,354)			$220,829,769

U.S. Treasury Obligations — 4.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(8)		$19,800	$19,798,724

U.S. Treasury Bill, 0.00%, 5/23/19(8)		24,550	24,514,938

Total U.S. Treasury Obligations (identified cost $44,313,663)			$44,313,662

Other — 4.7%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(9)		44,698,820	$44,698,820

Total Other (identified cost $44,698,820)			$44,698,820

Total Short-Term Investments (identified cost $306,934,837)			$309,842,251

Total Investments — 95.8% (identified cost $953,241,202)			$923,054,154

Other Assets, Less Liabilities — 4.2%			$40,477,010

Net Assets — 100.0%			$963,531,164

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $173,122,016 or 18.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $3,686,172 or 0.4% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	322,102,893	USD	81,642,180	5/3/19	$503,874

BRL	9,490,858	USD	2,405,611	5/3/19	14,847

BRL	429,003,554	USD	108,203,075	5/3/19	1,205,905

BRL	12,322,000	USD	3,123,210	5/3/19	19,276

USD	108,737,879	BRL	429,003,554	5/3/19	(671,102)

USD	3,207,184	BRL	12,322,000	5/3/19	64,698

USD	2,377,767	BRL	9,490,858	5/3/19	(42,691)

USD	81,824,690	BRL	322,102,893	5/3/19	(321,364)

IDR	72,000,000,000	USD	5,066,854	5/6/19	(15,252)

IDR	187,417,576,900	USD	13,189,133	5/6/19	(39,701)

USD	18,266,615	IDR	259,568,600,000	5/6/19	54,985

PHP	32,730,000	USD	617,780	5/8/19	10,727

PHP	48,139,000	USD	914,321	5/8/19	10,081

PHP	38,000,000	USD	727,830	5/8/19	1,876

EUR	36,422	USD	41,256	5/9/19	(383)

USD	568,201	EUR	501,630	5/9/19	5,276

CZK	200,000,000	USD	8,771,930	5/13/19	(18,422)

PHP	46,869,000	USD	894,617	5/13/19	6,032

PHP	47,423,000	USD	905,451	5/13/19	5,844

PHP	23,435,000	USD	447,318	5/13/19	3,016

USD	8,782,191	EUR	7,708,951	5/13/19	128,277

IDR	11,042,700,754	USD	770,331	5/20/19	3,701

IDR	259,568,600,000	USD	18,217,897	5/20/19	(23,562)

USD	13,153,957	IDR	187,417,576,900	5/20/19	17,013

USD	5,053,341	IDR	72,000,000,000	5/20/19	6,536

USD	1,752,296	IDR	25,000,000,000	5/20/19	(67)

USD	646,137	IDR	9,262,380,000	5/20/19	(3,105)

USD	2,740,007	IDR	39,278,000,000	5/20/19	(13,165)

MXN	543,948,660	USD	28,483,760	5/24/19	111,668

CLP	600,000,000	USD	903,955	5/28/19	(18,248)

CLP	1,228,784,000	USD	1,867,056	5/28/19	(53,152)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CLP	1,750,600,000	USD	2,639,427	5/28/19	$(55,230)

CLP	16,772,886,000	USD	25,762,823	5/28/19	(1,003,055)

MXN	811,556,637	USD	41,619,356	6/3/19	975,670

MXN	95,295,492	USD	4,955,100	6/3/19	46,540

USD	1,978,620	MXN	38,582,098	6/3/19	(46,384)

USD	4,887,074	MXN	95,295,492	6/3/19	(114,566)

USD	5,638,864	MXN	109,955,025	6/3/19	(132,190)

BRL	322,102,893	USD	81,607,016	6/4/19	337,717

MXN	226,880,314	USD	11,894,056	6/10/19	285

USD	8,541,707	MXN	168,000,000	6/10/19	(265,797)

COP	39,010,827,000	USD	12,353,212	6/19/19	(316,084)

COP	141,320,260,501	USD	44,448,720	6/19/19	(843,130)

USD	17,574,524	PEN	58,101,375	6/25/19	44,400

USD	10,475,318	PEN	34,631,400	6/25/19	26,464

USD	5,344,828	PEN	17,670,000	6/25/19	13,503

USD	1,384,799	PEN	4,573,714	6/25/19	4,835

USD	31,155,854	EUR	27,325,597	6/27/19	360,743

COP	32,228,091,000	USD	10,245,940	7/5/19	(308,846)

IDR	32,000,000,000	USD	2,222,377	7/5/19	9,049

PEN	12,650,000	USD	3,824,063	7/12/19	(10,099)

USD	8,795,274	PEN	29,094,765	7/12/19	23,227

USD	1,677,154	PEN	5,548,024	7/12/19	4,429

USD	1,693,875	PEN	5,661,945	7/12/19	(13,197)

USD	2,939,927	PEN	9,827,000	7/12/19	(22,905)

USD	9,874,573	PEN	33,006,749	7/12/19	(76,933)

USD	41,466,278	ZAR	594,978,895	7/12/19	217,789

USD	16,362,198	ZAR	234,773,000	7/12/19	85,937

ZAR	306,057,000	USD	21,330,244	7/12/19	(112,031)

COP	49,149,264,000	USD	15,579,448	7/17/19	(433,652)

EUR	10,097,000	USD	11,468,778	7/18/19	(69,547)

EUR	48,456,818	USD	54,776,072	7/18/19	(69,677)

USD	3,760,696	EUR	3,296,745	7/18/19	38,763

USD	7,185,361	EUR	6,356,420	7/18/19	9,140

USD	637,154	EUR	558,549	7/18/19	6,567

EUR	2,437,927	USD	2,793,609	7/25/19	(39,648)

RUB	250,000,000	USD	3,852,763	7/25/19	(28,287)

RUB	2,345,867,159	USD	36,152,279	7/25/19	(265,429)

USD	17,020,220	RUB	1,104,416,515	7/25/19	124,962

USD	4,007,613	RUB	260,048,000	7/25/19	29,424

USD	13,247,616	EUR	11,655,273	8/2/19	72,646

USD	13,192,559	EUR	11,451,278	8/15/19	234,423

USD	3,691,277	ZAR	52,742,816	8/23/19	53,381

ZAR	193,500,000	USD	13,542,359	8/23/19	(195,842)

EUR	53,916,000	USD	60,634,473	8/30/19	450,663

USD	4,971,463	EUR	4,420,611	8/30/19	(36,950)

					$(335,504)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	77,000,000	EUR	2,974,743	HSBC Bank USA, N.A.	5/2/19	$32,615	$—

CZK	51,800,000	EUR	2,008,637	JPMorgan Chase Bank, N.A.	5/2/19	13,589	—

EUR	5,014,795	CZK	128,800,000	Bank of America, N.A.	5/2/19	—	(10,968)

EUR	3,465,935	PLN	14,883,000	Goldman Sachs International	5/2/19	—	(7,201)

PLN	14,883,000	EUR	3,464,392	Citibank, N.A.	5/2/19	8,931	—

TRY	846,189	USD	150,300	BNP Paribas	5/2/19	—	(8,571)

TRY	6,608,421	USD	1,157,240	BNP Paribas	5/2/19	—	(50,387)

TRY	19,758,000	USD	3,310,729	Citibank, N.A.	5/2/19	—	(1,436)

TRY	2,664,000	USD	464,629	Citibank, N.A.	5/2/19	—	(18,433)

TRY	28,610,000	USD	5,014,723	Goldman Sachs International	5/2/19	—	(222,798)

TRY	26,516,000	USD	4,457,969	Standard Chartered Bank	5/2/19	—	(16,770)

TRY	8,839,835	USD	1,521,037	Standard Chartered Bank	5/2/19	—	(40,442)

TRY	257,879,351	USD	44,372,325	Standard Chartered Bank	5/2/19	—	(1,179,782)

TRY	95,929,918	USD	16,122,675	UBS AG	5/2/19	—	(55,250)

TRY	157,277,952	USD	26,433,269	UBS AG	5/2/19	—	(90,583)

USD	27,062,223	TRY	157,277,952	Standard Chartered Bank	5/2/19	719,537	—

USD	16,506,298	TRY	95,929,918	Standard Chartered Bank	5/2/19	438,873	—

USD	9,430,272	TRY	55,450,000	Standard Chartered Bank	5/2/19	142,880	—

USD	9,767,197	TRY	57,650,000	Standard Chartered Bank	5/2/19	111,324	—

USD	22,880,162	TRY	129,696,200	UBS AG	5/2/19	1,157,179	—

USD	16,821,136	TRY	100,085,761	UBS AG	5/2/19	57,644	—

USD	1,485,687	TRY	8,839,835	UBS AG	5/2/19	5,091	—

BRL	85,087,803	USD	21,566,878	Standard Chartered Bank	5/3/19	133,105	—

TRY	4,366,000	USD	763,616	Standard Chartered Bank	5/3/19	—	(32,785)

TRY	22,150,000	USD	3,857,572	Standard Chartered Bank	5/3/19	—	(149,851)

USD	21,366,343	BRL	85,087,803	Standard Chartered Bank	5/3/19	—	(333,640)

USD	4,455,198	TRY	26,516,000	Standard Chartered Bank	5/3/19	16,645	—

EUR	1,963,897	RSD	232,820,000	Citibank, N.A.	5/6/19	—	(9,590)

IDR	259,568,600,000	USD	18,370,035	JPMorgan Chase Bank, N.A.	5/6/19	—	(158,405)

RSD	200,000,000	EUR	1,675,042	Citibank, N.A.	5/6/19	21,712	—

RSD	32,819,784	EUR	275,496	Citibank, N.A.	5/6/19	2,864	—

USD	6,375,915	ZAR	91,505,480	JPMorgan Chase Bank, N.A.	5/6/19	—	(20,832)

USD	13,263,806	IDR	187,417,576,900	JPMorgan Chase Bank, N.A.	5/6/19	114,374	—

USD	5,095,541	IDR	72,000,000,000	JPMorgan Chase Bank, N.A.	5/6/19	43,939	—

ZAR	91,505,480	USD	6,338,261	Bank of America, N.A.	5/6/19	56,211	—

PHP	48,942,000	USD	929,573	Bank of America, N.A.	5/8/19	10,250	—

PHP	48,898,000	USD	929,266	Bank of America, N.A.	5/8/19	9,711	—

PHP	95,318,000	USD	1,810,924	Goldman Sachs International	5/8/19	19,446	—

PHP	47,659,000	USD	906,927	Goldman Sachs International	5/8/19	8,258	—

PHP	95,318,000	USD	1,810,924	Standard Chartered Bank	5/8/19	19,446	—

PHP	47,659,000	USD	905,419	Standard Chartered Bank	5/8/19	9,766	—

PHP	47,659,000	USD	905,462	Standard Chartered Bank	5/8/19	9,723	—

PHP	47,659,000	USD	906,927	Standard Chartered Bank	5/8/19	8,258	—

PLN	158,780,649	EUR	36,955,331	Citibank, N.A.	5/8/19	85,091	—

PLN	14,883,000	EUR	3,464,802	Goldman Sachs International	5/8/19	7,005	—

EUR	175,330	USD	199,822	Standard Chartered Bank	5/9/19	—	(3,068)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,062,193	EUR	1,780,024	Standard Chartered Bank	5/9/19	$64,665	$—

USD	857,071	EUR	739,798	Standard Chartered Bank	5/9/19	26,875	—

USD	203,123	EUR	175,330	Standard Chartered Bank	5/9/19	6,369	—

USD	4,458,913	ZAR	62,935,414	Bank of America, N.A.	5/9/19	62,503	—

USD	3,172,165	ZAR	45,092,065	Bank of America, N.A.	5/9/19	22,218	—

USD	2,077,932	ZAR	29,191,000	Citibank, N.A.	5/9/19	38,768	—

ZAR	91,505,480	USD	6,373,637	JPMorgan Chase Bank, N.A.	5/9/19	18,561	—

ARS	149,049,198	USD	3,337,047	Goldman Sachs International	5/13/19	—	(22,908)

ARS	207,322,000	USD	4,740,956	Goldman Sachs International	5/13/19	—	(131,109)

PHP	43,333,000	USD	827,124	Bank of America, N.A.	5/13/19	5,577	—

PHP	97,382,000	USD	1,856,841	BNP Paribas	5/13/19	14,483	—

PHP	46,830,000	USD	892,680	Goldman Sachs International	5/13/19	7,220	—

PHP	46,829,000	USD	893,002	Goldman Sachs International	5/13/19	6,879	—

PHP	45,614,000	USD	870,745	Goldman Sachs International	5/13/19	5,788	—

PHP	48,547,000	USD	926,646	JPMorgan Chase Bank, N.A.	5/13/19	6,248	—

PHP	96,058,000	USD	1,829,502	UBS AG	5/13/19	16,379	—

PHP	48,029,000	USD	915,798	UBS AG	5/13/19	7,143	—

THB	271,197,138	USD	8,503,918	Standard Chartered Bank	5/13/19	—	(7,260)

THB	398,802,862	USD	12,505,246	Standard Chartered Bank	5/13/19	—	(10,676)

THB	400,406,000	USD	12,555,949	Standard Chartered Bank	5/13/19	—	(11,152)

THB	1,072,125,000	USD	33,626,069	Standard Chartered Bank	5/13/19	—	(36,187)

UGX	3,041,210,000	USD	814,901	Citibank, N.A.	5/13/19	—	(7,036)

PHP	46,869,000	USD	894,617	Citibank, N.A.	5/14/19	6,159	—

PHP	47,423,000	USD	905,451	Citibank, N.A.	5/14/19	5,973	—

PHP	23,435,000	USD	447,318	Citibank, N.A.	5/14/19	3,080	—

UGX	4,261,176,000	USD	1,142,406	Standard Chartered Bank	5/14/19	—	(10,680)

EUR	4,480,000	USD	5,073,089	Bank of America, N.A.	5/17/19	—	(42,201)

IDR	343,171,000,000	USD	24,001,329	Citibank, N.A.	5/20/19	53,076	—

UGX	4,193,109,000	USD	1,082,093	Standard Chartered Bank	5/20/19	30,321	—

USD	8,478,003	IDR	121,600,000,000	BNP Paribas	5/20/19	—	(45,490)

PLN	15,000,000	USD	3,941,256	Credit Agricole Corporate and Investment Bank	5/23/19	—	(14,036)

PLN	64,631,555	USD	16,981,968	Credit Agricole Corporate and Investment Bank	5/23/19	—	(60,476)

THB	77,300,000	USD	2,423,521	Standard Chartered Bank	5/24/19	—	(1,097)

THB	364,598,000	USD	11,430,838	Standard Chartered Bank	5/24/19	—	(5,082)

THB	347,577,000	USD	10,898,822	Standard Chartered Bank	5/24/19	—	(6,470)

CLP	756,000,000	USD	1,163,793	Bank of America, N.A.	5/28/19	—	(47,802)

RSD	575,749,588	EUR	4,831,330	JPMorgan Chase Bank, N.A.	5/28/19	39,330	—

THB	199,620,000	USD	6,258,681	Bank of America, N.A.	5/28/19	—	(2,435)

UGX	9,051,811,000	USD	2,429,364	Citibank, N.A.	5/28/19	—	(31,503)

TRY	8,839,835	USD	1,459,080	UBS AG	5/31/19	—	(3,836)

TRY	100,085,761	USD	16,519,891	UBS AG	5/31/19	—	(43,430)

USD	25,959,883	TRY	157,277,952	UBS AG	5/31/19	68,248	—

USD	15,833,939	TRY	95,929,918	UBS AG	5/31/19	41,627	—

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MAD	12,519,000	USD	1,298,988	Credit Agricole Corporate and Investment Bank	6/13/19	$—	$(8,064)

UGX	4,195,308,000	USD	1,086,867	Standard Chartered Bank	6/14/19	20,774	—

COP	1,200,000,000	USD	380,632	Bank of America, N.A.	6/19/19	—	(10,362)

UGX	4,679,050,000	USD	1,177,120	Citibank, N.A.	6/26/19	55,202	—

MYR	94,900,000	USD	23,282,630	Goldman Sachs International	7/3/19	—	(384,814)

UGX	4,788,440,000	USD	1,242,460	Standard Chartered Bank	7/8/19	14,781	—

MAD	20,154,000	USD	2,098,064	BNP Paribas	7/22/19	—	(31,742)

MYR	12,893,000	USD	3,147,090	Deutsche Bank AG	7/24/19	—	(37,414)

MYR	5,746,000	USD	1,410,927	Goldman Sachs International	7/24/19	—	(25,043)

USD	4,353,083	MYR	18,000,000	Deutsche Bank AG	7/24/19	11,645	—

USD	2,804,981	MYR	11,600,000	JPMorgan Chase Bank, N.A.	7/24/19	7,165	—

USD	4,345,517	MYR	18,000,000	JPMorgan Chase Bank, N.A.	7/24/19	4,078	—

USD	8,380,226	MYR	34,700,000	Standard Chartered Bank	7/24/19	10,896	—

CZK	672,927,322	EUR	26,003,537	Citibank, N.A.	7/29/19	128,955	—

HUF	12,351,800,000	EUR	38,251,975	Bank of America, N.A.	7/29/19	—	(192,239)

PLN	109,645,700	EUR	25,402,118	Citibank, N.A.	7/29/19	59,578	—

USD	1,613,949	EUR	1,394,111	Standard Chartered Bank	8/1/19	38,195	—

CZK	128,800,000	EUR	4,988,826	Bank of America, N.A.	8/2/19	10,145	—

MAD	1,872,000	USD	190,244	BNP Paribas	9/5/19	914	—

MAD	9,136,000	USD	942,828	BNP Paribas	9/5/19	—	(9,913)

UGX	20,607,219,477	USD	5,348,357	Citibank, N.A.	9/23/19	—	(63,818)

UGX	4,312,974,000	USD	1,125,809	Standard Chartered Bank	9/30/19	—	(22,030)

XOF	315,025,569	EUR	461,711	Societe Generale	9/30/19	8,550	—

XOF	186,020,000	EUR	272,697	ICBC Standard Bank PLC	10/4/19	4,776	—

UGX	5,310,877,000	USD	1,365,615	Citibank, N.A.	10/15/19	—	(12,339)

UGX	4,849,592,000	USD	1,252,154	Citibank, N.A.	10/15/19	—	(16,419)

UGX	10,119,111,000	USD	2,612,732	Citibank, N.A.	10/15/19	—	(34,260)

UGX	4,621,720,000	USD	1,197,337	Citibank, N.A.	10/25/19	—	(23,057)

UGX	7,475,040,000	USD	1,928,030	Standard Chartered Bank	10/31/19	—	(32,058)

XOF	309,966,000	EUR	454,496	ICBC Standard Bank PLC	11/5/19	5,114	—

UGX	3,233,200,000	USD	817,910	Standard Chartered Bank	1/30/20	—	(1,255)

TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(3,205,132)

TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,245,772)

TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(275,418)

TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(283,925)

TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(36,074)

TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(364,184)

TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(357,575)

TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(3,418,075)

UGX	20,323,327,000	USD	5,058,070	Citibank, N.A.	3/23/20	—	(3,649)

UGX	20,328,385,272	USD	5,058,070	Citibank, N.A.	3/25/20	—	(5,534)

UGX	1,857,890,000	USD	461,129	Standard Chartered Bank	4/14/20	—	(2,212)

UGX	4,543,680,000	USD	1,131,958	Citibank, N.A.	4/20/20	—	(11,698)

						$4,201,725	$(14,065,733)

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/22/19	COP	56,714,800	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$17,541,112	$(130,225)

5/22/19	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,020,722	(41,510)

5/22/19	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	1,977,268	(14,468)

5/22/19	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	11,443,594	(119,403)

5/22/19	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	10,594,541	(65,707)

5/22/19	COP	15,000,000	Republic of Colombia, 11.00%, 7/24/20	Bank of America, N.A.	4,639,295	(148)

						$(371,461)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	14	Short	6/17/19	$(1,444,734)	$(16,516)

10-Year USD Deliverable Interest Rate Swap	71	Short	6/17/19	(7,410,625)	(147,547)

U.S. 10-Year Treasury Note	32	Short	6/19/19	(3,957,500)	(42,000)

					$(206,063)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	$9,589	$—	$9,589

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	12,833	—	12,833

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,281,512	—	1,281,512

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	180,122	—	180,122

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays semi-annually)	1/2/25	$817,751	$—	$817,751

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	226,828	—	226,828

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	80,107	—	80,107

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(1,641)	—	(1,641)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	8,911	—	8,911

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(254,132)	(43,910)	(298,042)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	890,843	—	890,843

HUF	3,000,000	Receives	6-month HUF BUBOR (pays semi-annually)	2.36% (pays annually)	4/23/29	(869)	—	(869)

MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(42,349)	—	(42,349)

MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(50,147)	—	(50,147)

MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(83,585)	—	(83,585)

MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(161,130)	(17,332)	(178,462)

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(155,346)	(4,469)	(159,815)

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	789,557	(12,978)	776,579

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	699,815	—	699,815

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	94,697	—	94,697

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(280,577)	—	(280,577)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(674,939)	—	(674,939)

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(131,377)	(5,817)	(137,194)

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	267,617	(14,246)	253,371

MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(367,832)	—	(367,832)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	$111,630	$—	$111,630

PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	137,147	—	137,147

PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	(1,416)	—	(1,416)

PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	(342)	—	(342)

PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	47,694	—	47,694

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	18,847	—	18,847

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	112,488	—	112,488

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	180,077	—	180,077

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(31,140)	—	(31,140)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(32,961)	—	(32,961)

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(21,047)	—	(21,047)

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(33,278)	—	(33,278)

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	64,698	—	64,698

PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	129,045	—	129,045

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	607,616	—	607,616

USD	2,208	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	33,469	—	33,469

USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(9,445)	7	(9,438)

USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(11,191)	—	(11,191)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(6,370)	(21)	(6,391)

USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(11,096)	—	(11,096)

USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(29,844)	—	(29,844)

USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(19,725)	180	(19,545)

USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(9,737)	—	(9,737)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	112	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	$(10,164)	$(165)	$(10,329)

USD	447	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(39,272)	—	(39,272)

USD	220	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(19,033)	—	(19,033)

ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	28,933	—	28,933

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	283,428	—	283,428

ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	73,764	—	73,764

ZAR	71,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.08% (pays quarterly)	4/24/29	15,676	—	15,676

Total						$4,714,709	$(98,751)	$4,615,958

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,887,293

Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(34,354)

Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	66,687

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	264,152

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	65,507

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	19,225

Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(12,110)

Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	90,417

Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,098,461

Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	172,031

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	19,377

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	$72,216

Citibank, N.A.	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	2/7/24	41,940

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	75,157

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(23,417)

Citibank, N.A.	THB	870,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	22,610

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(15,653)

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	94,686

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	1,422

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	34,537

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(4,329)

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	277,084

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	146,967

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	256,704

Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	231,637

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	339,657

HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(33,677)

HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	78,888

JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	5,186

JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	22,068

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	39,810

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	20,510

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	20,528

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	$45,488

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	39,798

JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	12,400

JPMorgan Chase Bank, N.A.	MYR	12,220	Pays	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	3/14/24	5,672

JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	147,213

JPMorgan Chase Bank, N.A.	THB	148,560	Pays	6-month THB Fixing Rate (pays semi-annually)	1.92% (pays semi-annually)	2/28/24	(8,096)

Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(45,487)

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	274,744

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	594,727

Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	2,320

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	29,651

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	18,899

Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	18,752

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	19,601

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	198,713

							$6,695,612

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$1,240	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(132,274)	$163,908	$31,634

Turkey	3,220	1.00% (pays quarterly)(1)	9/20/19	2.54	(15,583)	7,404	(8,179)

Total	$4,460				$(147,857)	$171,312	$23,455

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$4,078	$(3,011)	$1,067

South Africa	150	1.00% (pays quarterly)(1)	12/20/19	(509)	(584)	(1,093)

South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(359)	(554)	(913)

South Africa	500	1.00% (pays quarterly)(1)	9/20/20	(1,466)	(2,136)	(3,602)

Total				$1,744	$(6,285)	$(4,541)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.38%	$(16,425)	$90,299	$73,874

Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	2.54	(36,924)	24,576	(12,348)

Total		$9,230				$(53,349)	$114,875	$61,526

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(1,028)	$(888)	$(1,916)

South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(1,026)	(1,029)	(2,055)

South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(354)	(719)

South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(473)	(838)

South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(389)	(754)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(343)	(487)	(830)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(343)	(405)	(748)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	JPMorgan Chase Bank, N.A.	$100	1.00% (pays quarterly)(1)	3/20/20	$(365)	$(547)	$(912)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(395)	(760)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(382)	(747)

Total					$(4,930)	$(5,349)	$(10,279)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,690,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(807,252)

Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,187,983)

						$(1,995,235)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	$89,838

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	53,158

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	74,848

Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 94,530,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	39,112

Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 99,688,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	36,170

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(3,464,713)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(8,978,475)

Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	35,632

Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	68,855

				$(12,045,575)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ARLLMONP	–	Argentina Blended Policy Rate

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

ARS	–	Argentine Peso

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

XOF	–	West African CFA Franc

ZAR	–	South African Rand

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $908,542,382)	$878,355,334

Affiliated investment, at value (identified cost, $44,698,820)	44,698,820

Cash	3,326,989

Deposits for derivatives collateral —

Financial futures contracts	535,600

Centrally cleared derivatives	28,910,369

OTC derivatives	1,170,520

Foreign currency, at value (identified cost, $10,016,008)	10,020,101

Interest receivable	13,205,378

Dividends receivable from affiliated investment	94,369

Receivable for investments sold	87,202

Receivable for variation margin on open centrally cleared derivatives	3,440,665

Receivable for open forward foreign currency exchange contracts	4,201,725

Receivable for open swap contracts	7,344,222

Upfront payments on open non-centrally cleared swap contracts	5,349

Tax reclaims receivable	4,074

Total assets	$995,400,717

Liabilities

Cash collateral due to broker	$1,170,520

Payable for variation margin on open financial futures contracts	26,013

Payable for open forward foreign currency exchange contracts	14,065,733

Payable for open swap contracts	14,638,173

Upfront receipts on open non-centrally cleared swap contracts	114,875

Payable for open non-deliverable bond forward contracts	371,461

Payable to affiliates:

Investment adviser fee	523,143

Trustees’ fees	4,003

Accrued foreign capital gains taxes	405,036

Accrued expenses	550,596

Total liabilities	$31,869,553

Net Assets applicable to investors’ interest in Portfolio	$963,531,164

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $1,960,382)	$30,667,446

Dividends from affiliated investment	1,503,727

Total investment income	$32,171,173

Expenses

Investment adviser fee	$2,881,929

Trustees’ fees and expenses	24,584

Custodian fee	535,750

Legal and accounting services	89,077

Interest expense and fees	94,337

Miscellaneous	15,006

Total expenses	$3,640,683

Net investment income	$28,530,490

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(4,140,937)

Investment transactions — affiliated investment	1,608

Financial futures contracts	(759,072)

Swap contracts	(6,129,735)

Foreign currency transactions	3,760,291

Forward foreign currency exchange contracts	(2,963,903)

Non-deliverable bond forward contracts	2,177,031

Net realized loss	$(8,054,717)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $348,112)	$25,162,884

Investments — affiliated investment	13,818

Financial futures contracts	(591,101)

Swap contracts	14,726,613

Foreign currency	175,274

Forward foreign currency exchange contracts	7,973,747

Non-deliverable bond forward contracts	(157,812)

Net change in unrealized appreciation (depreciation)	$47,303,423

Net realized and unrealized gain	$39,248,706

Net increase in net assets from operations	$67,779,196

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$28,530,490	$55,706,743

Net realized loss	(8,054,717)	(63,707,765)

Net change in unrealized appreciation (depreciation)	47,303,423	(78,286,663)

Net increase (decrease) in net assets from operations	$67,779,196	$(86,287,685)

Capital transactions —

Contributions	$203,096,695	$374,720,915

Withdrawals	(90,614,834)	(122,344,587)

Net increase in net assets from capital transactions	$112,481,861	$252,376,328

Net increase in net assets	$180,261,057	$166,088,643

Net Assets

At beginning of period	$783,270,107	$617,181,464

At end of period	$963,531,164	$783,270,107

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.82	%(2)(3)	0.87	%(3)	0.81	%(4)	0.91	%(4)	0.95	%(4)	0.92	%(4)

Net investment income	6.42	%(2)	7.22%		5.90%		5.94%		5.88%		5.53%

Portfolio Turnover	15	%(5)	52%		40%		73%		47%		97%

Total Return	8.51	%(5)	(9.33)%		8.23%		16.39%		(17.07)%		0.00	%(6)

Net assets, end of period (000’s omitted)	$963,531		$783,270		$617,181		$348,304		$280,052		$423,532

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% of average daily net assets for each of the six months ended April 30, 2019 and the year ended October 31, 2018.

(4)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07% and 0.06% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 88.9%, 8.8%, 1.2% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on

37

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

38

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April 30, 2019

Notes to Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

O  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $2,881,929 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

39

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $255,925,637 and $73,325,310, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$957,544,936

Gross unrealized appreciation	$14,793,969

Gross unrealized depreciation	(62,720,865)

Net unrealized depreciation	$(47,926,896)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments.

At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $29,111,019. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $28,459,475 at April 30, 2019.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

40

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$4,078 *	$5,344,189 *	$7,204,694 *	$12,552,961

Receivable for open forward foreign currency exchange contracts	—	4,201,725	—	4,201,725

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	7,270,348	7,270,348

Total Asset Derivatives	$4,078	$9,545,914	$14,475,042	$24,025,034

Derivatives not subject to master netting or similar agreements	$4,078	$5,344,189	$7,204,694	$12,552,961

Total Asset Derivatives subject to master netting or similar agreements	$—	$4,201,725	$7,270,348	$11,472,073

Not applicable	$(150,191)*	$(5,679,693)*	$(2,696,048)*	$(8,525,932)

Payable for open forward foreign currency exchange contracts	—	(14,065,733)	—	(14,065,733)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(58,279)	(1,995,235)	(12,620,311)	(14,673,825)

Payable for open non-deliverable bond forward contracts	—	—	(371,461)	(371,461)

Total Liability Derivatives	$(208,470)	$(21,740,661)	$(15,687,820)	$(37,636,951)

Derivatives not subject to master netting or similar agreements	$(150,191)	$(5,679,693)	$(2,696,048)	$(8,525,932)

Total Liability Derivatives subject to master netting or similar agreements	$(58,279)	$(16,060,968)	$(12,991,772)	$(29,111,019)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

41

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,569,896	$(2,569,896)	$—	$—	$—	$—

Barclays Bank PLC	1,391,587	(38,315)	—	(1,170,520)	182,752	1,170,520

BNP Paribas	15,397	(15,397)	—	—	—	—

Citibank, N.A.	968,828	(968,828)	—	—	—	—

Credit Suisse International	34,537	(5,059)	—	—	29,478	—

Deutsche Bank AG	435,696	(329,257)	(106,439)	—	—	—

Goldman Sachs International	987,081	(987,081)	—	—	—	—

HSBC Bank USA, N.A.	111,503	(33,677)	—	—	77,826	—

ICBC Standard Bank PLC	9,890	—	—	—	9,890	—

JPMorgan Chase Bank, N.A.	605,957	(605,957)	—	—	—	—

Nomura International PLC	901,442	—	(901,442)	—	—	—

Societe Generale	8,550	—	—	—	8,550	—

Standard Chartered Bank	2,078,398	(2,078,398)	—	—	—	—

UBS AG	1,353,311	(193,099)	(1,066,839)	—	93,373	—

	$11,472,073	$(7,824,964)	$(2,074,720)	$(1,170,520)	$401,869	$1,170,520

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(4,500,610)	$2,569,896	$1,575,746	$—	$(354,968)	$—

Barclays Bank PLC	(38,315)	38,315	—	—	—	—

BNP Paribas	(146,103)	15,397	109,843	—	(20,863)	—

Citibank, N.A.	(2,273,077)	968,828	1,304,249	—	—	—

Credit Agricole Corporate and Investment Bank	(82,576)	—	82,576	—	—	—

Credit Suisse International	(5,059)	5,059	—	—	—	—

Deutsche Bank AG	(329,257)	329,257	—	—	—	—

Goldman Sachs International	(16,442,193)	987,081	15,455,112	—	—	—

HSBC Bank USA, N.A.	(33,677)	33,677	—	—	—	—

JPMorgan Chase Bank, N.A.	(2,434,886)	605,957	1,742,508	—	(86,421)	—

Morgan Stanley & Co. International PLC	(45,487)	—	—	—	(45,487)	—

Standard Chartered Bank	(2,586,680)	2,078,398	508,282	—	—	—

UBS AG	(193,099)	193,099	—	—	—	—

	$(29,111,019)	$7,824,964	$20,778,316	$—	$(507,739)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,170,520

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

42

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(759,072)

Swap contracts	96,961	—	(6,226,696)

Forward foreign currency exchange contracts	—	(2,963,903)	—

Non-deliverable bond forward contracts	—	—	2,177,031

Total	$96,961	$(2,963,903)	$(4,808,737)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(591,101)

Swap contracts	138,031	122,954	14,465,628

Forward foreign currency exchange contracts	—	7,973,747	—

Non-deliverable bond forward contracts	—	—	(157,812)

Total	$138,031	$8,096,701	$13,716,715

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$30,381,000	$1,787,951,000	$47,934,000	$777,833,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

43

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$599,212,102	$—	$599,212,102

Foreign Corporate Bonds	—	10,656,320	—	10,656,320

Sovereign Loans	—	3,343,481	—	3,343,481

Short-Term Investments —

Foreign Government Securities	—	220,829,769	—	220,829,769

U.S. Treasury Obligations	—	44,313,662	—	44,313,662

Other	—	44,698,820	—	44,698,820

Total Investments	$—	$923,054,154	$—	$923,054,154

Forward Foreign Currency Exchange Contracts	$—	$9,545,914	$—	$9,545,914

Swap Contracts	—	14,479,120	—	14,479,120

Total	$—	$947,079,188	$—	$947,079,188

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(19,745,426)	$—	$(19,745,426)

Non-deliverable Bond Forward Contracts	—	(371,461)	—	(371,461)

Futures Contracts	(206,063)	—	—	(206,063)

Swap Contracts	—	(17,314,001)	—	(17,314,001)

Total	$(206,063)	$(37,430,888)	$—	$(37,636,951)

44

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

45

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

46

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.19

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	57

Officers and Trustees	60

Important Notices	61

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew N. Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	1.69%	3.89%	4.25%	8.32%
Class A at NAV	03/17/2008	08/04/1989	1.69	3.99	4.25	8.34
Class A with 2.25% Maximum Sales Charge	—	—	–0.58	1.66	3.77	8.10
Class B at NAV	08/04/1989	08/04/1989	1.51	3.53	3.89	7.96
Class B with 3% Maximum Sales Charge	—	—	–1.46	0.56	3.89	7.96
Class C at NAV	03/15/2008	08/04/1989	1.53	3.46	3.74	7.80
Class C with 1% Maximum Sales Charge	—	—	0.53	2.47	3.74	7.80
Class I at NAV	03/15/2008	08/04/1989	1.81	4.15	4.49	8.59
S&P/LSTA Leveraged Loan Index	—	—	2.09%	4.24%	3.93%	7.25%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.40%	1.40%	1.75%	1.90%	1.15%

% Total Leverage[4]
Borrowings						21.21%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Fund Profile5

Top 10 Issuers (% of total investments)6

Bausch Health Companies, Inc.	1.1%

Asurion, LLC	1.0

TransDigm, Inc.	0.9

Virgin Media Investment Holdings Limited	0.9

Infor (US), Inc.	0.9

Reynolds Group Holdings, Inc.	0.9

Uber Technologies	0.8

Jaguar Holding Company II	0.8

CenturyLink, Inc.	0.8

Kronos Incorporated	0.8

Total	8.9%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	12.6%

Health Care	9.4

Business Equipment and Services	8.9

Telecommunications	5.1

Chemicals and Plastics	4.6

Industrial Equipment	4.4

Cable and Satellite Television	4.4

Lodging and Casinos	4.2

Food Products	3.8

Drugs	3.6

Total	61.0%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.
[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2019, the Fund is managed by Scott H. Page, Craig P. Russ, and Andrew N. Sveen. Mr. Page will serve as a member of the portfolio management team of the Fund through October 31, 2019.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,016.90	$9.05	1.81%
Class A	$1,000.00	$1,016.90	$9.10	1.82%
Class B	$1,000.00	$1,015.10	$10.79	2.16%
Class C	$1,000.00	$1,015.30	$11.59	2.32%
Class I	$1,000.00	$1,018.10	$7.86	1.57%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,015.80	$9.05	1.81%
Class A	$1,000.00	$1,015.80	$9.10	1.82%
Class B	$1,000.00	$1,014.10	$10.79	2.16%
Class C	$1,000.00	$1,013.30	$11.58	2.32%
Class I	$1,000.00	$1,017.00	$7.85	1.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Senior Debt Portfolio, at value (identified cost, $8,794,046,003)	$8,605,365,284

Receivable for Fund shares sold	28,915,299

Total assets	$8,634,280,583

Liabilities

Payable for Fund shares redeemed	$31,380,887

Distributions payable	6,140,298

Payable to affiliates:

Administration fee	708,604

Distribution and service fees	902,723

Trustees’ fees	42

Accrued expenses	1,223,569

Total liabilities	$40,356,123

Net Assets	$8,593,924,460

Sources of Net Assets

Paid-in capital	$8,856,467,545

Accumulated loss	(262,543,085)

Total	$8,593,924,460

Advisers Class Shares

Net Assets	$162,434,077

Shares Outstanding	14,979,701

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.84

Class A Shares

Net Assets	$1,561,414,630

Shares Outstanding	143,958,306

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.85

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$11.10

Class B Shares

Net Assets	$1,278,177

Shares Outstanding	117,598

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.87

Class C Shares

Net Assets	$889,796,951

Shares Outstanding	82,191,661

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.83

Class I Shares

Net Assets	$5,979,000,625

Shares Outstanding	551,319,795

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.84

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income allocated from Portfolio	$315,653,014

Dividends allocated from Portfolio	4,318,788

Expenses, excluding interest expense, allocated from Portfolio	(26,279,429)

Interest expense allocated from Portfolio	(36,367,990)

Total investment income from Portfolio	$257,324,383

Expenses

Administration fee	$4,554,988

Distribution and service fees

Advisers Class	219,789

Class A	2,043,775

Class B	5,942

Class C	3,796,770

Trustees’ fees and expenses	250

Custodian fee	38,054

Transfer and dividend disbursing agent fees	3,272,011

Legal and accounting services	84,604

Printing and postage	529,534

Registration fees	297,018

Miscellaneous	40,476

Total expenses	$14,883,211

Net investment income	$242,441,172

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(59,909,600)

Foreign currency transactions	2,446,397

Forward foreign currency exchange contracts	30,423,333

Net realized loss	$(27,039,870)

Change in unrealized appreciation (depreciation) —

Investments	$(85,215,743)

Foreign currency	(1,279,218)

Forward foreign currency exchange contracts	(15,980,210)

Net change in unrealized appreciation (depreciation)	$(102,475,171)

Net realized and unrealized loss	$(129,515,041)

Net increase in net assets from operations	$112,926,131

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$242,441,172	$406,981,659

Net realized gain (loss)	(27,039,870)	98,503,551

Net change in unrealized appreciation (depreciation)	(102,475,171)	(74,854,286)

Net increase in net assets from operations	$112,926,131	$430,630,924

Distributions to shareholders:

Advisers Class	$(4,561,626)	$(8,360,453)

Class A	(42,556,490)	(76,292,849)

Class B	(47,738)	(149,479)

Class C	(23,775,605)	(46,010,906)

Class I	(171,471,896)	(276,105,833)

Total distributions to shareholders	$(242,413,355)	$(406,919,520)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$31,692,126	$132,681,136

Class A	203,791,049	788,789,552

Class B	9,690	32,724

Class C	82,318,049	231,478,024

Class I	1,622,585,923	4,521,432,007

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	4,530,512	8,308,054

Class A	37,974,869	68,890,209

Class B	35,730	107,843

Class C	20,150,876	39,356,999

Class I	141,090,312	221,813,737

Cost of shares redeemed

Advisers Class	(92,223,883)	(68,315,119)

Class A	(743,933,442)	(561,012,811)

Class B	(202,438)	(767,680)

Class C	(161,746,274)	(236,272,145)

Class I	(3,083,132,744)	(2,143,192,240)

Net asset value of shares converted

Class A	228,658,898	1,535,642

Class B	(1,104,486)	(1,535,642)

Class C	(227,554,412)	—

Net increase (decrease) in net assets from Fund share transactions	$(1,937,059,645)	$3,003,330,290

Net increase (decrease) in net assets	$(2,066,546,869)	$3,027,041,694

Net Assets

At beginning of period	$10,660,471,329	$7,633,429,635

At end of period	$8,593,924,460	$10,660,471,329

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.940		$10.910	$10.740	$10.470	$10.940	$11.170

Income (Loss) From Operations

Net investment income(1)	$0.277		$0.493	$0.463	$0.527	$0.504	$0.485

Net realized and unrealized gain (loss)	(0.100)		0.029	0.170	0.270	(0.469)	(0.222)

Total income from operations	$0.177		$0.522	$0.633	$0.797	$0.035	$0.263

Less Distributions

From net investment income	$(0.277)		$(0.492)	$(0.463)	$(0.527)	$(0.505)	$(0.493)

Total distributions	$(0.277)		$(0.492)	$(0.463)	$(0.527)	$(0.505)	$(0.493)

Net asset value — End of period	$10.840		$10.940	$10.910	$10.740	$10.470	$10.940

Total Return(2)	1.69	%(3)	4.88%	5.99%	7.93%	0.28%	2.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$162,434		$221,484	$148,322	$127,613	$156,112	$169,637

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.01	%(6)	0.96%	0.95%	1.03%	1.02%	1.00%

Interest and fee expense	0.80	%(6)	0.44%	0.34%	0.44%	0.35%	0.27%

Total expenses(5)	1.81	%(6)	1.40%	1.29%	1.47%	1.37%	1.27%

Net investment income	5.21	%(6)	4.51%	4.26%	5.10%	4.66%	4.36%

Portfolio Turnover of the Portfolio	8	%(3)	29%	39%	38%	27%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.950		$10.910	$10.740	$10.480	$10.950	$11.180

Income (Loss) From Operations

Net investment income(1)	$0.277		$0.493	$0.462	$0.527	$0.504	$0.485

Net realized and unrealized gain (loss)	(0.099)		0.039	0.171	0.261	(0.469)	(0.222)

Total income from operations	$0.178		$0.532	$0.633	$0.788	$0.035	$0.263

Less Distributions

From net investment income	$(0.278)		$(0.492)	$(0.463)	$(0.528)	$(0.505)	$(0.493)

Total distributions	$(0.278)		$(0.492)	$(0.463)	$(0.528)	$(0.505)	$(0.493)

Net asset value — End of period	$10.850		$10.950	$10.910	$10.740	$10.480	$10.950

Total Return(2)	1.69	%(3)	4.97%	5.99%	7.83%	0.37%	2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,561,415		$1,856,836	$1,553,486	$1,524,471	$1,684,665	$2,101,269

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.02	%(6)	0.96%	0.94%	1.03%	1.01%	1.00%

Interest and fee expense	0.80	%(6)	0.44%	0.34%	0.44%	0.35%	0.27%

Total expenses(5)	1.82	%(6)	1.40%	1.28%	1.47%	1.36%	1.27%

Net investment income	5.22	%(6)	4.50%	4.26%	5.10%	4.66%	4.36%

Portfolio Turnover of the Portfolio	8	%(3)	29%	39%	38%	27%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.970		$10.930	$10.760	$10.500	$10.970	$11.200

Income (Loss) From Operations

Net investment income(1)	$0.258		$0.452	$0.427	$0.496	$0.468	$0.447

Net realized and unrealized gain (loss)	(0.099)		0.042	0.168	0.258	(0.470)	(0.222)

Total income (loss) from operations	$0.159		$0.494	$0.595	$0.754	$(0.002)	$0.225

Less Distributions

From net investment income	$(0.259)		$(0.454)	$(0.425)	$(0.494)	$(0.468)	$(0.455)

Total distributions	$(0.259)		$(0.454)	$(0.425)	$(0.494)	$(0.468)	$(0.455)

Net asset value — End of period	$10.870		$10.970	$10.930	$10.760	$10.500	$10.970

Total Return(2)	1.51	%(3)	4.61%	5.62%	7.47%	(0.06)%	2.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,278		$2,580	$4,727	$7,174	$11,654	$24,737

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.36	%(6)	1.31%	1.29%	1.38%	1.36%	1.35%

Interest and fee expense	0.80	%(6)	0.44%	0.34%	0.44%	0.35%	0.27%

Total expenses(5)	2.16	%(6)	1.75%	1.63%	1.82%	1.71%	1.62%

Net investment income	4.84	%(6)	4.13%	3.92%	4.80%	4.31%	4.01%

Portfolio Turnover of the Portfolio	8	%(3)	29%	39%	38%	27%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.920		$10.890	$10.720	$10.460	$10.920	$11.160

Income (Loss) From Operations

Net investment income(1)	$0.250		$0.436	$0.408	$0.474	$0.449	$0.429

Net realized and unrealized gain (loss)	(0.090)		0.030	0.170	0.261	(0.459)	(0.232)

Total income (loss) from operations	$0.160		$0.466	$0.578	$0.735	$(0.010)	$0.197

Less Distributions

From net investment income	$(0.250)		$(0.436)	$(0.408)	$(0.475)	$(0.450)	$(0.437)

Total distributions	$(0.250)		$(0.436)	$(0.408)	$(0.475)	$(0.450)	$(0.437)

Net asset value — End of period	$10.830		$10.920	$10.890	$10.720	$10.460	$10.920

Total Return(2)	1.53	%(3)	4.36%	5.47%	7.30%	(0.14)%	1.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$889,797		$1,192,124	$1,153,754	$1,101,121	$1,133,487	$1,293,026

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.52	%(6)	1.46%	1.45%	1.53%	1.51%	1.50%

Interest and fee expense	0.80	%(6)	0.44%	0.34%	0.44%	0.35%	0.27%

Total expenses(5)	2.32	%(6)	1.90%	1.79%	1.97%	1.86%	1.77%

Net investment income	4.70	%(6)	4.00%	3.76%	4.60%	4.16%	3.86%

Portfolio Turnover of the Portfolio	8	%(3)	29%	39%	38%	27%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.940		$10.910	$10.740	$10.470	$10.940	$11.180

Income (Loss) From Operations

Net investment income(1)	$0.291		$0.521	$0.489	$0.551	$0.530	$0.513

Net realized and unrealized gain (loss)	(0.100)		0.028	0.171	0.271	(0.468)	(0.232)

Total income from operations	$0.191		$0.549	$0.660	$0.822	$0.062	$0.281

Less Distributions

From net investment income	$(0.291)		$(0.519)	$(0.490)	$(0.552)	$(0.532)	$(0.521)

Total distributions	$(0.291)		$(0.519)	$(0.490)	$(0.552)	$(0.532)	$(0.521)

Net asset value — End of period	$10.840		$10.940	$10.910	$10.740	$10.470	$10.940

Total Return(2)	1.81	%(3)	5.14%	6.26%	8.19%	0.53%	2.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,979,001		$7,387,447	$4,773,140	$2,409,972	$2,103,799	$2,869,565

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	0.77	%(6)	0.71%	0.70%	0.78%	0.77%	0.75%

Interest and fee expense	0.80	%(6)	0.44%	0.34%	0.44%	0.35%	0.27%

Total expenses(5)	1.57	%(6)	1.15%	1.04%	1.22%	1.12%	1.02%

Net investment income	5.47	%(6)	4.76%	4.50%	5.33%	4.89%	4.61%

Portfolio Turnover of the Portfolio	8	%(3)	29%	39%	38%	27%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of April 30, 2019, the Fund offered five classes of shares. Effective May 31, 2019, the Fund began offering Class R6 shares, which are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.6% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $637,434 and deferred capital losses of $34,834,431 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2018, $34,834,431 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $4,554,988. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $117,343 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $48,370 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $219,789 for Advisers Class shares and $2,043,775 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $3,961 and $3,037,416 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class B and Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $1,981 and $759,354 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $40,000 and $88,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $125,703,248 and $2,319,447,789, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	2,941,802	12,125,128

Issued to shareholders electing to receive payments of distributions in Fund shares	424,034	759,447

Redemptions	(8,626,081)	(6,245,516)

Net increase (decrease)	(5,260,245)	6,639,059

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	18,981,991	72,045,159

Issued to shareholders electing to receive payments of distributions in Fund shares	3,551,086	6,295,426

Redemptions	(69,642,040)	(51,262,186)

Converted from Class B shares	103,310	140,286

Converted from Class C shares	21,320,852	—

Net increase (decrease)	(25,684,801)	27,218,685

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	905	2,983

Issued to shareholders electing to receive payments of distributions in Fund shares	3,339	9,836

Redemptions	(18,845)	(70,092)

Converted to Class A shares	(103,033)	(139,993)

Net decrease	(117,634)	(197,266)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	7,676,984	21,181,508

Issued to shareholders electing to receive payments of distributions in Fund shares	1,889,339	3,603,962

Redemptions	(15,159,750)	(21,641,414)

Converted to Class A shares	(21,338,361)	—

Net increase (decrease)	(26,931,788)	3,144,056

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	151,303,842	413,001,323

Issued to shareholders electing to receive payments of distributions in Fund shares	13,199,186	20,272,852

Redemptions	(288,203,834)	(195,909,688)

Net increase (decrease)	(123,700,806)	237,364,487

17

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 118.9%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.5%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,910	$6,955,854

IAP Worldwide Services, Inc.

Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		944	942,626

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,244	996,068

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		56,126	56,023,977

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,558	37,447,898

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,358	5,343,430

Wesco Aircraft Hardware Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		12,771	12,579,833

WP CPP Holdings, LLC

Term Loan, 6.34%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		16,020	16,039,524

			$136,329,210

Automotive — 2.7%

Adient US, LLC

Term Loan, Maturing April 25, 2024(5)		9,025	$9,025,000

American Axle and Manufacturing, Inc.

Term Loan, 4.77%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		29,372	29,069,310

Apro, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,658	2,678,271

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,209	7,217,761

CS Intermediate Holdco 2, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,021	3,945,739

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		12,225	12,072,045

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	6,050	6,782,854

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,325	$11,137,435

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,851	9,825,936

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(5)		46,175	46,375,861

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		41,022	40,082,082

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		20,888	20,561,646

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,707	7,526,996

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		18,143	18,029,568

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,533	12,423,608

Visteon Corporation

Term Loan, 4.25%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,468,750

			$239,222,862

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,824	$8,812,696

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,196	11,677,929

Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,610,000

			$22,100,625

Brokerage / Securities Dealers / Investment Houses — 0.2%

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		15,226	$15,264,559

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		2,344	2,346,930

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.08%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	$3,838,000

			$21,449,489

Building and Development — 3.3%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		24,484	$24,300,195

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		13,333	13,072,820

Capital Automotive L.P.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		5,503	5,498,219

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		18,594	18,669,478

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		19,653	19,636,535

Delachaux Group S.A.

Term Loan, Maturing March 28, 2026(5)	EUR	4,650	5,260,426

Term Loan, Maturing March 28, 2026(5)		5,900	5,890,784

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		65,993	66,144,632

Henry Company, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		10,656	10,675,954

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		13,407	13,265,002

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		41,771	41,604,129

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,875	17,897,156

Realogy Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		17,170	16,811,896

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,049	2,049,991

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Werner FinCo L.P.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,472	$13,084,646

WireCo WorldGroup, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,665	5,681,874

Term Loan - Second Lien, 11.48%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,837,688

			$289,381,425

Business Equipment and Services — 11.2%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		10,569	$4,590,953

Adtalem Global Education, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,278	6,269,715

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,159	36,261,819

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	23,518	26,486,107

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		34,685	34,815,508

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,198,065

Belfor Holdings, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,025	6,092,631

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	7,925	8,944,701

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,467	11,453,041

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.82%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		7,868	7,745,145

Camelot UK Holdco Limited

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		26,276	26,275,523

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		33,084	$33,290,523

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		67,776	67,842,822

Crossmark Holdings, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 15, 2019		1,282	1,283,083

Term Loan, 0.00%, Maturing December 20, 2019(6)		15,071	4,785,111

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		29,777	29,736,154

Deerfield Dakota Holding, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		25,824	25,635,926

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,390	13,289,327

Education Management, LLC

Revolving Loan, 0.00%, Maturing March 31, 2020(2)(3)(6)		6,248	1,178,957

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		4,259	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		5,325	1,004,881

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		59,802	59,922,138

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,925	24,940,115

Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	11,456	8,465,859

Gartner, Inc.

Term Loan, 3.98%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		1,800	1,806,705

Global Payments, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		5,867	5,874,149

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		5,985	5,985,934

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		31,334	31,373,624

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		21,596	21,505,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,380	$9,227,821

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	12,630	12,566,458

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	10,781	10,801,025

Term Loan, 5.13%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023	2,274	2,279,135

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	86,244	86,519,381

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	37,889	37,974,371

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,075,000

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	18,298	17,085,495

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	12,994	12,539,277

Ping Identity Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	14,881	14,936,687

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	12,678	12,657,008

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	16,763	16,810,454

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	21,821	21,933,663

ServiceMaster Company

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	1,599	1,603,818

SMG Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	4,702	4,684,318

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,938	55,053,935

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		43,438	$43,039,437

Tempo Acquisition, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,282	12,312,361

Trans Union, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		16,122	16,154,680

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,285	5,295,522

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(5)		21,200	21,385,500

Vestcom Parent Holdings, Inc.

Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		8,372	8,037,320

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,396	11,110,670

West Corporation

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,037	4,827,366

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		16,807	16,317,404

ZPG PLC

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	5,025	5,639,565

Term Loan, 5.48%, (3 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,725	11,257,405

			$988,179,477

Cable and Satellite Television — 5.5%

Altice France S.A.

Term Loan, 6.47%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		7,089	$6,983,034

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,773	34,903,764

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,268	48,207,721

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,890	13,890,188

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		3,217	3,221,254

MCC Iowa, LLC

Term Loan, 4.43%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,872	5,893,959

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Mediacom Illinois, LLC

Term Loan, 4.18%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,664	$4,661,660

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	8,992	9,831,298

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,274	20,742,514

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,974	10,781,727

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,700	31,648,487

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	21,465	24,023,082

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	45,028,872

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	19,550,920

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		34,647	34,699,877

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		71,450	71,701,218

Virgin Media Investment Holdings Limited

Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	20,837,333

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	24,543,460

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		54,458	54,059,664

			$485,210,032

Chemicals and Plastics — 5.7%

Alpha 3 B.V.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		18,212	$18,177,372

Aruba Investments, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		12,111	12,126,312

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,477	$5,484,284

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,342	32,212,176

Caldic B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	555,192

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,665,577

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,800	6,574,758

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,788	7,767,655

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		4,612	4,620,391

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		9,465	9,299,363

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,455	3,458,307

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,685	3,688,507

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,765	3,768,692

Flint Group GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,225	1,337,703

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,964	1,846,368

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,940	2,763,600

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,882	11,169,015

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,304	13,337,683

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,732	22,667,006

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Hexion, Inc.

DIP Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing October 1, 2020		4,850	$4,866,674

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	26,428	29,454,511

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,554	7,535,875

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,149	12,515,404

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,336,279

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		7,300	7,296,318

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,575	5,136,136

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		24,925	24,919,816

Minerals Technologies, Inc.

Term Loan, 4.85%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		13,866	13,901,040

Momentive Performance Materials, Inc.

Term Loan, Maturing April 16, 2024(5)		5,750	5,773,357

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		9,177	9,194,207

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		15,028	14,830,722

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		14,289	14,378,138

PolyOne Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 30, 2026		4,961	4,935,118

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		31,610	31,638,154

Proampac PG Borrower, LLC

Term Loan, 6.11%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		13,005	12,788,237

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,647	$14,232,156

Starfruit Finco B.V.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		18,825	18,798,532

Trinseo Materials Operating S.C.A.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,017	17,024,603

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		50,725	50,923,941

Univar, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		32,966	33,048,861

Venator Materials Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,842	3,855,810

Versum Materials, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		1,803	1,803,431

			$505,707,281

Clothing / Textiles — 0.1%

Tumi, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		5,449	$5,451,694

			$5,451,694

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,978	$2,227,667

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,406	2,409,032

SGB-SMIT Management GmbH

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	8,444,592

			$13,081,291

Containers and Glass Products — 3.6%

Anchor Glass Container Corporation

Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		4,228	$3,583,286

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		14,065	$13,906,458

Berry Global, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	1,000,104

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,208	5,207,157

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,350	7,336,638

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		29,137	28,838,768

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		11,519	11,495,239

Flex Acquisition Company, Inc.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		49,989	49,212,690

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,791	17,517,353

Libbey Glass, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,027	12,694,552

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		10,027	10,001,677

Reynolds Group Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		71,822	72,103,039

Ring Container Technologies Group, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		15,644	15,594,737

Trident TPI Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		24,429	23,940,482

Verallia Packaging S.A.S

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	33,651	37,714,073

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	9,025	10,114,013

			$320,260,266

Cosmetics / Toiletries — 0.4%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$35,631,374

			$35,631,374

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs — 4.0%

Albany Molecular Research, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	10,537	$10,525,045

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	13,262	13,237,462

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	29,396	29,561,435

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	24,503	22,114,400

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	44,464	44,185,566

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	16,690	16,801,762

Jaguar Holding Company II

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	92,973	92,582,807

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	33,583	30,280,986

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,979	9,193,607

Valeant Pharmaceuticals International, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	84,569	84,919,430

		$353,402,500

Ecological Services and Equipment — 1.0%

Advanced Disposal Services, Inc.

Term Loan, 4.68%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	42,061	$42,222,885

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	20,384	19,263,016

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	23,567	23,417,098

		$84,902,999

Electronics / Electrical — 16.2%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	40,617	$40,340,681

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		48,832	$48,878,236

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	4,081,248

Aptean, Inc.

Term Loan, Maturing March 29, 2026(5)		6,675	6,708,375

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		8,573	8,613,299

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,541	4,007,307

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		45,985	45,766,322

Barracuda Networks, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		22,489	22,509,838

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021		6,988	6,812,973

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		31,439	31,434,590

Carbonite, Inc.

Term Loan, 6.31%, (2 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		6,075	6,128,156

Celestica, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,789	4,645,148

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,813	4,764,808

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		11,642	11,539,637

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		22,650	22,879,331

CPI International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		15,305	15,336,801

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		22,410	22,413,823

Datto, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,525	4,575,906

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		46,259	$46,367,021

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		19,724	19,822,569

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,509	6,516,661

Entegris, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		3,317	3,313,576

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,225	46,286,193

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,363	8,378,296

EXC Holdings III Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,728	1,950,380

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,196	8,247,272

Financial & Risk US Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		9,451	9,368,614

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025		25,659	25,637,663

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(2)		478	481,101

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,330	3,350,871

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		66,561	66,752,038

GTCR Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,955	3,328,830

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		52,990	53,349,216

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		5,734	5,771,865

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,686	16,779,479

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Infor (US), Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		102,588	$102,716,151

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	759	855,707

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		63,009	63,291,654

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		7,325	7,373,472

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,390	32,299,000

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,525,053

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,752	13,986,416

Marcel LUX IV S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 15, 2026	EUR	2,850	3,189,235

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,800	3,790,500

MaxLinear, Inc.

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		7,865	7,874,580

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		10,334	10,366,524

Mirion Technologies, Inc.

Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,700	4,735,250

MKS Instruments, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,525	4,537,724

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		7,994	7,993,796

Prometric Holdings, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,648	5,632,068

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		20,744	20,536,438

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,088,000

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	37,468	$37,312,049

SGS Cayman L.P.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	3,597	3,525,339

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	65,831	55,544,568

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	74,005	74,125,123

Southwire Company

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	4,085	4,072,342

Sparta Systems, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,941	3,586,523

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	22,303	22,356,341

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	7,661	7,677,895

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	31,200	31,275,153

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,413	9,342,105

Sutherland Global Services, Inc.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	15,453	15,144,146

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	15,801	15,842,377

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	5,808	5,800,653

TTM Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	11,990,510

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	58,860	58,902,564

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	34,223	34,436,548

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,899	$11,720,884

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		16,020	16,023,505

Veritas Bermuda, Ltd.

Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		26,231	24,656,712

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		27,384	27,281,684

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,126	6,875,292

Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,237	7,173,254

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,219	13,123,882

			$1,431,719,141

Equipment Leasing — 1.1%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		45,531	$45,584,446

Delos Finance S.a.r.l.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		22,275	22,339,397

Flying Fortress, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		14,625	14,666,126

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		17,671	17,482,854

			$100,072,823

Financial Intermediaries — 3.7%

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		19,352	$19,246,673

Blackstone Mortgage Trust, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 8, 2026		4,875	4,887,188

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		27,487	$27,521,638

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,270	12,269,687

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		28,127	17,965,881

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		1,985	1,977,675

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,797	2,807,238

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,550	10,768,184

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		20,250	20,342,508

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		17,513	17,617,293

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,791	6,816,171

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		30,676	30,886,785

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		11,350	11,364,187

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,281	14,370,005

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,024	46,225,542

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		9,784	9,808,429

Jefferies Finance, LLC

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		985	978,844

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,764	19,788,821

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

MIP Delaware, LLC

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,188	$1,190,237

Ocwen Loan Servicing, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,783	3,797,073

Sesac Holdco II, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	8,162	8,046,190

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,584	6,591,729

Victory Capital Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	7,193	7,201,690

Virtus Investment Partners, Inc.

Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	10,186	10,208,697

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	10,249	10,249,312

		$322,927,677

Food Products — 4.5%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	39,349	$36,897,670

Badger Buyer Corp.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	12,986	12,644,781

CHG PPC Parent, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	17,195	17,227,178

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	15,652	12,120,677

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	10,694	10,538,132

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	13,324	13,066,154

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	6,359	6,321,302

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)	11,718	10,370,545

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		31,542	$31,699,208

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		25,514	25,593,505

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		82,166	82,305,053

Term Loan, Maturing April 25, 2026(5)		57,050	57,243,571

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		26,403	26,362,206

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		14,613	14,623,994

Refresco Group B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,668,277

Term Loan, 5.93%, (3 mo. USD LIBOR + 3.25%), Maturing March 28, 2025		4,010	4,024,435

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		10,249	10,326,182

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,378,684

			$395,411,554

Food Service — 2.6%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,438	$80,438,314

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	8,980,620

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,841	7,683,935

Dhanani Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		10,367	10,275,954

Froneri International, Ltd.

Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	28,875	32,332,229

Term Loan, 3.48%, (1 mo. GBP LIBOR + 2.75%), Maturing January 31, 2025	GBP	10,090	13,116,935

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		33,614	$33,592,658

NPC International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		13,126	10,993,310

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,616	26,612,732

Welbilt, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		6,791	6,748,780

			$230,775,467

Food / Drug Retailers — 0.7%

Albertsons, LLC

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,834	$1,839,584

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		29,705	29,778,840

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		13,672	13,689,283

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,955	4,713,860

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	7,273	7,027,298

Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	7,580,606

			$64,629,471

Health Care — 11.3%

Acadia Healthcare Company, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,963	$1,965,402

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,298	1,297,909

Accelerated Health Systems, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,481	7,499,953

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,233	17,147,239

Agiliti Health, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026		6,175	6,175,000

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,268	$15,066,682

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,653	9,712,954

Term Loan - Second Lien, 12.48%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,136,188

Argon Medical Devices, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,180	7,210,094

ATI Holdings Acquisition, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,965	1,931,902

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		21,303	21,436,548

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		13,026	11,918,354

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,712	11,360,155

Carestream Dental Equipment, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		13,089	12,729,251

Certara L.P.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,637	7,598,694

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		42,100	42,178,528

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,574	13,608,338

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,097	14,114,431

CryoLife, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,209	5,226,424

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	18,221	20,175,901

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2022	EUR	8,000	9,042,900

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	64,663	$62,583,830

Equian, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	8,514	8,510,049

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	25,566	25,677,619

Greatbatch Ltd.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	5,023	5,050,701

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	41,784	41,895,835

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	23,634	23,692,878

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	16,557	16,585,001

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,096	10,113,080

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,681	28,802,523

Medical Solutions, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,081	9,080,775

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	57,819	57,340,162

MX Holdings US, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025	8,084	8,118,063

National Mentor Holdings, Inc.

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	349	350,780

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	5,626	5,647,558

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	12,016	11,985,702

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,417	16,057,330

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	69,362	$68,180,849

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	25,847	25,378,919

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	22,046	22,176,742

Term Loan, 0.50%, Maturing February 12, 2026(2)	2,004	2,016,067

Press Ganey Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	13,756	13,775,655

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	15,234	14,338,708

R1 RCM, Inc.

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,575	6,575,313

Radiology Partners Holdings, LLC

Term Loan, 7.34%, (USD LIBOR + 4.75%), Maturing June 21, 2025(4)	5,985	6,014,887

RadNet, Inc.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	20,260	20,323,798

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	23,008	23,065,421

Sotera Health Holdings, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	25,269	25,182,376

Sound Inpatient Physicians

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	10,049	10,032,707

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	28,139	27,832,619

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,005	4,000,777

Team Health Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,745	34,586,538

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	24,627	24,652,662

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		26,552	$26,585,200

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,484	26,699,561

Viant Medical Holdings, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		8,856	8,891,471

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		24,600	24,792,175

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		6,091	6,014,466

			$995,141,644

Home Furnishings — 0.7%

Bright Bidco B.V.

Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,490	$15,520,918

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		57,184	41,863,384

			$57,384,302

Industrial Equipment — 5.7%

AI Alpine AT Bidco GmbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,154,664

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,361	9,361,258

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,332	27,085,224

Carlisle Foodservice Products, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		16,566	16,193,598

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,075	27,010,184

Coherent Holding GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,864	5,492,513

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Columbus McKinnon Corporation

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		5,892	$5,921,167

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		7,406	7,406,438

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,670	2,975,788

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,675	7,439,470

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		16,106	16,085,504

DXP Enterprises, Inc.

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,245	5,258,238

Engineered Machinery Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		18,518	18,124,957

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		4,040	4,034,825

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		34,221	34,391,901

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,183	4,717,764

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		55,895	56,090,909

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,152	3,550,731

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		9,939	9,972,777

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,914	8,866,293

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,422	35,532,746

Hayward Industries, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,740	7,737,858

LTI Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,497	5,428,658

Milacron, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		24,075	23,894,749

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Minimax GmbH & Co. KG

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,507	$3,961,269

Quimper AB

Term Loan, Maturing February 13, 2026(5)	EUR	1,068	1,204,454

Term Loan, Maturing February 13, 2026(5)	EUR	22,057	24,875,758

Rexnord, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		16,672	16,712,833

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		24,809	23,351,104

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		14,299	14,156,477

Tank Holding Corp.

Term Loan, 6.69%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		6,100	6,152,613

Terex Corporation

Term Loan, 4.54%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,902	8,859,876

Thermon Industries, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,603	3,616,323

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		38,723	37,343,047

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,925	15,752,152

			$504,714,120

Insurance — 3.7%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		23,336	$22,975,874

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		43,837	43,833,391

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		31,077	31,231,991

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		46,152	46,383,190

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,481	2,492,622

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Asurion, LLC (continued)

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	$28,816,875

Financiere CEP SAS

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,375	6,036,139

FrontDoor, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		4,818	4,824,171

Hub International Limited

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		39,619	39,275,642

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		44,126	43,625,276

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		16,808	16,784,243

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,717	37,471,807

			$323,751,221

Leisure Goods / Activities / Movies — 4.4%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(5)		23,395	$23,482,292

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	43,975	49,353,212

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		49,158	49,342,076

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,790	33,606,678

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		8,525	8,281,687

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,566	21,005,109

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	11,088	12,394,111

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		28,473	28,390,920

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		46,796	$46,211,087

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,095	14,006,824

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,300	9,335,462

Kasima, LLC

Term Loan, 5.06%, (2 mo. USD LIBOR + 2.50%), Maturing May 17, 2021		55	55,216

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		1,183	1,190,694

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		4,730	4,762,775

Live Nation Entertainment, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		5,990	5,997,149

Sabre GLBL, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,214	11,213,568

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,348	21,352,069

SRAM, LLC

Term Loan, 5.33%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		12,312	12,373,619

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,207	9,086,158

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,629	14,766,601

UFC Holdings, LLC

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,043	10,084,608

Term Loan, Maturing April 30, 2026(5)		4,275	4,301,719

			$390,593,634

Lodging and Casinos — 5.5%

Affinity Gaming, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		9,773	$9,398,864

Aimbridge Acquisition Co., Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,425	3,446,321

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		15,445	$15,438,494

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	3,750	4,238,859

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		5,906	5,916,252

Churchill Downs Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,456	3,462,730

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		59,851	59,861,940

Eldorado Resorts, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,943	11,955,324

ESH Hospitality, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		27,909	27,881,155

Four Seasons Hotels Limited

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,191	7,197,885

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		51,061	51,247,573

GVC Holdings PLC

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,875	18,972,359

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	9,328,264

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		15,939	15,952,277

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,192,344

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		27,300	27,431,054

Hospitality Investors Trust

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2020		4,750	4,750,000

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,394	16,396,958

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,230	$32,258,557

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		37,880	37,359,462

RHP Hotel Properties, L.P.

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,290	10,298,037

Richmond UK Bidco Limited

Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,739	3,412,981

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	12,957,368

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		55,694	56,028,292

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		23,623	23,610,916

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		8,731	8,732,688

			$482,726,954

Nonferrous Metals / Minerals — 0.8%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		364	$300,541

Dynacast International, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,586	12,569,719

Global Brass & Copper, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,847	10,866,942

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,038	14,460,286

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		2,904	12,705

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		8,630	8,694,594

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		9,535	9,606,347

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	$16,016,456

			$72,527,590

Oil and Gas — 2.0%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		15,046	$15,046,363

Apergy Corporation

Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,157	4,159,224

Centurion Pipeline Company, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,466	3,481,478

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 29, 2021		15,503	15,509,605

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		31,575	31,594,734

Delek US Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,029	5,033,414

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,962	27,111,926

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		19,310	19,158,032

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		5,947	5,924,343

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		11,000	11,137,500

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		11,446	11,374,255

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		354	260,129

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		949	697,499

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		6,822	5,014,110

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		779	$603,349

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,275	987,791

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		9,619	7,454,567

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024		13,300	11,349,329

			$175,897,648

Publishing — 1.3%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		27,399	$27,341,594

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,480,794

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,616	13,598,855

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		17,154	15,125,896

LSC Communications, Inc.

Term Loan, 7.93%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		6,727	6,752,226

Multi Color Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022		3,220	3,211,998

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024		9,239	9,243,115

Nielsen Finance, LLC

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,288	15,254,916

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		20,178	20,202,900

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,196	2,093,712

			$117,306,006

Radio and Television — 2.4%

ALM Media Holdings, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		5,537	$5,263,879

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

AP NMT Acquisition B.V.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,082	$5,084,686

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	26,220	25,994,575

E.W. Scripps Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,817	3,727,816

Term Loan, Maturing April 3, 2026(5)	3,775	3,784,437

Entercom Media Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	10,781	10,791,098

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,349	8,963,793

Gray Television, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,201,505

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,825	9,865,286

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	14,385	14,378,867

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,905,801

Term Loan, 0.00%, Maturing January 30, 2020(6)	14,994	11,164,410

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,645	4,633,211

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	24,688	24,626,141

Sinclair Television Group, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,228	17,249,887

Univision Communications, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	60,958	58,776,957

		$208,412,349

Retailers (Except Food and Drug) — 2.0%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	17,408	$15,036,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,407	$9,409,102

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	25,956	26,110,428

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	12,663	12,697,237

Coinamatic Canada, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,418	1,382,915

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	2,239	2,283,490

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	8,507	7,443,426

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	4,185	4,187,895

Go Wireless, Inc.

Term Loan, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,918	2,874,395

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,327	13,251,972

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,684	17,530,568

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,332	13,687,334

PetSmart, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	38,203	36,932,574

PFS Holding Corporation

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,348	3,914,990

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,056	2,694,730

Radio Systems Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	6,972	6,919,322

		$176,356,900

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.6%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	45,754	$45,839,370

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	37,315	37,360,316

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,564	7,488,109

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	14,011	14,042,970

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,104	38,146,719

		$142,877,484

Surface Transport — 0.8%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,715	$3,739,706

Agro Merchants NAI Holdings, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	15,373	15,391,782

Avis Budget Car Rental, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	6,485	6,429,995

Hertz Corporation (The)

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	2,624	2,622,235

Kenan Advantage Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,386	3,340,842

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	14,327	14,170,694

PODS, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	4,825	4,829,507

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	13,585	13,440,335

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	2,789	2,780,855

		$66,745,951

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications — 6.3%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		90,692	$90,266,726

Ciena Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,104	14,143,786

Colorado Buyer, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,589	19,098,811

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,824	17,817,046

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	33,925	38,053,267

Term Loan, Maturing April 23, 2026(5)	EUR	7,075	7,945,243

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	27,939,143

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,728	20,343,138

Intelsat Jackson Holdings S.A.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		39,650	39,532,279

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,500	19,704,750

IPC Corp.

Term Loan, 7.08%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	7,411,901

Level 3 Financing, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	47,398,526

Lumentum Holdings

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing December 10, 2025		5,985	6,014,925

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		18,044	15,788,583

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		13,372	13,294,447

SBA Senior Finance II, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,528	14,461,843

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	66,710	$64,875,049

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	11,671	11,519,906

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	12,380	11,795,540

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	51,728	51,684,174

Zayo Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024	12,400	12,416,467

		$551,505,550

Utilities — 2.0%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	30,399	$30,622,061

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	7,666	7,674,670

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	2,990	2,997,987

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	29,022	29,101,004

Dayton Power & Light Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	3,983	3,993,271

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	25,069	25,169,257

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	4,585	4,603,057

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,209	1,204,654

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	21,429	21,358,526

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	11,272	10,088,527

Talen Energy Supply, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	7,906	7,929,809

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	9,976	10,000,132

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)

USIC Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		15,524	$15,407,791

Vistra Operations Company, LLC

Term Loan, Maturing December 14, 2023(5)		2,500	2,510,155

			$172,660,901

Total Senior Floating-Rate Loans (identified cost $10,693,876,393)			$10,484,448,912

Corporate Bonds & Notes — 3.3%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(8)		5,800	$6,053,750

			$6,053,750

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)		4,975	$5,205,343

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	6,788,992

			$11,994,335

Business Equipment and Services — 0.2%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)		9,125	$9,170,625

5.75%, 4/15/26(8)		9,125	9,250,469

			$18,421,094

Cable and Satellite Television — 0.1%

Virgin Media Secured Finance PLC

5.50%, 1/15/25(8)		1,825	$1,866,062

5.25%, 1/15/26(8)		9,000	9,188,640

Ziggo B.V.

5.50%, 1/15/27(8)		2,000	2,005,000

			$13,059,702

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20(6)		22,200	$17,704,500

PQ Corp.

6.75%, 11/15/22(8)		3,000	3,116,250

			$20,820,750

Containers and Glass Products — 0.3%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		19,746	$19,829,488

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,125,469

5.125%, 7/15/23(8)		250	253,940

			$28,208,897

Drugs — 0.6%

Bausch Health Companies, Inc.

6.50%, 3/15/22(8)		9,841	$10,197,736

7.00%, 3/15/24(8)		12,794	13,513,663

5.50%, 11/1/25(8)		20,375	20,928,996

Par Pharmaceutical, Inc.

7.50%, 4/1/27(8)		7,500	7,798,500

			$52,438,895

Entertainment — 0.1%

Vue International Bidco PLC

4.94%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,223,853

7.875%, 7/15/20(8)	GBP	3,500	4,579,601

			$7,803,454

Food Products — 0.0%(10)

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,741	$2,272,830

			$2,272,830

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)		8,600	$6,636,620

			$6,636,620

Health Care — 0.8%

Avantor, Inc.

6.00%, 10/1/24(8)		13,250	$13,858,672

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)

CHS/Community Health Systems, Inc.

5.125%, 8/1/21		11,650	$11,533,500

6.25%, 3/31/23		13,375	13,074,062

HCA, Inc.

5.25%, 4/15/25		1,250	1,340,514

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)		14,825	15,774,727

Tenet Healthcare Corp.

6.00%, 10/1/20		12,500	12,968,750

4.375%, 10/1/21		1,225	1,244,906

			$69,795,131

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22		4,200	$4,252,500

			$4,252,500

Oil and Gas — 0.1%

CITGO Petroleum Corp.

6.25%, 8/15/22(8)		7,700	$7,709,625

			$7,709,625

Radio and Television — 0.0%(10)

iHeartCommunications, Inc.

9.00%, 12/15/19(6)		1,709	$1,273,205

Univision Communications, Inc.

5.125%, 2/15/25(8)		3,000	2,831,250

			$4,104,455

Telecommunications — 0.3%

CommScope, Inc.

6.00%, 3/1/26(8)		12,075	$12,814,594

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(8)		7,250	7,270,445

Wind Tre SpA

2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	3,350	3,607,819

			$23,692,858

Utilities — 0.2%

Calpine Corp.

6.00%, 1/15/22(8)		2,000	$2,027,500

5.875%, 1/15/24(8)		5,000	5,112,500

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Calpine Corp. (continued)

5.25%, 6/1/26(8)	7,675	$7,713,375

		$14,853,375

Total Corporate Bonds & Notes (identified cost $295,179,729)		$292,118,271

Asset-Backed Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)	$2,500	$2,429,778

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)	3,000	2,883,785

ALM Loan Funding, Ltd.

Series 2013-7RA, Class DR, 9.737%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	3,000	3,010,598

AMMC CLO, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(9)	5,000	4,938,247

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)	3,525	3,412,475

Apidos CLO XX

Series 2015-20A, Class DR, 8.301%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)	2,375	2,251,384

Ares CLO, Ltd.

Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	945,616

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 9.159%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(9)	1,250	1,232,727

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.997%, (3 mo. USD LIBOR + 3.40%), 1/15/29(8)(9)	2,500	2,506,390

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(9)	3,500	3,431,528

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 5.592%, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)	2,500	2,461,237

Series 2018-49A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)	3,500	3,306,530

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.584%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	5,000	4,855,425

Security	Principal Amount (000’s omitted)	Value

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	$4,000	$3,780,024

Babson CLO, Ltd.

Series 2015-IA, Class DR, 5.192%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,407,058

Series 2016-1A, Class DR, 5.642%, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)	1,250	1,237,859

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)	3,500	3,353,053

Series 2018-1A, Class C, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,378,270

Bain Capital Credit CLO

Series 2018-1A, Class D, 5.292%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,851,440

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 5.522%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,837,730

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,332,955

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,044,852

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,417,487

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(8)(9)	2,000	1,977,192

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(8)(9)	2,250	2,232,937

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 5.483%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,398,890

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,262,097

BlueMountain CLO, Ltd.

Series 2015-3A, Class CR, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,755,930

Series 2015-3A, Class DR, 7.992%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,787,803

Series 2016-3A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 11/15/30(8)(9)	1,500	1,490,033

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(8)(9)	1,500	1,425,270

Series 2018-1A, Class D, 5.633%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,405,505

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	1,909,089

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	$4,875	$4,529,246

Series 2016-1A, Class DR, 5.397%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,883,594

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(9)	4,500	4,195,306

Series 2018-1A, Class D, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	2,892,723

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,565,321

Carlyle CLO, Ltd

Series C17A, Class CR, 5.383%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,857,605

Series C17A, Class DR, 8.583%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,328,309

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 6.097%, (3 mo. USD LIBOR + 3.50%), 1/14/32(8)(9)	2,500	2,501,930

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(9)	1,500	1,465,813

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	979,111

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	1,994,349

Series 2014-4RA, Class C, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	1,899,984

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,304,031

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 9.192%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(9)	2,000	1,989,545

Dryden CLO, Ltd.

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,458,441

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,866,585

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 8/15/31(8)(9)	3,000	2,949,774

Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(9)	2,350	2,227,370

Series 2015-41A, Class DR, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,756,440

Series 2015-41A, Class ER, 7.897%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,173,616

Series 2016-42A, Class DR, 5.527%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,454,172

Security	Principal Amount (000’s omitted)	Value

Dryden Senior Loan Fund (continued)

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	$3,500	$3,283,601

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	4,500	4,361,897

Galaxy XXV CLO, Ltd.

Series 2015-19A, Class D1R, 9.111%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	1,926,090

Series 2018-25A, Class D, 5.68%, (3 mo. USD LIBOR + 3.10%), 10/25/31(8)(9)	2,500	2,474,392

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	3,500	3,331,438

Golub Capital Partners CLO, Ltd.

Series 2018-37A, Class D, 5.892%, (3 mo. USD LIBOR + 3.30%), 7/20/30(8)(9)	4,000	3,900,700

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(9)	4,750	4,421,337

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	1,942,052

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,779,733

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 8.512%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(9)	2,000	1,903,557

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.688%, (3 mo. USD LIBOR + 3.10%), 10/17/30(8)(9)	2,500	2,426,113

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(9)	3,000	2,863,247

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 8.192%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,837,609

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 10.144%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,000,810

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.788%, (3 mo. USD LIBOR + 3.20%), 10/17/31(8)(9)	2,500	2,444,750

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(9)	3,250	3,110,055

Series 2015-1A, Class DR, 8.841%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,834,490

Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,835,549

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,839,886

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	1,864,635

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.697%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	$2,500	$2,450,397

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,690,142

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(8)(9)	2,500	2,449,328

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	4,500	4,293,995

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(8)(9)	3,875	3,811,222

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,315,576

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,389,328

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.792%, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)	2,500	2,419,443

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)	3,500	3,333,113

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.842%, (3 mo. USD LIBOR + 3.25%), 10/20/31(8)(9)	5,000	4,872,640

Series 2018-10A, Class D, 8.782%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	5,000	4,727,265

Voya CLO, Ltd.

Series 2014-1A, Class DR2, 8.601%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	3,107,613

Series 2015-3A, Class CR, 5.742%, (3 mo. USD LIBOR + 3.15%), 10/20/31(8)(9)	2,500	2,435,755

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(9)	5,500	5,258,319

Series 2016-3A, Class CR, 5.851%, (3 mo. USD LIBOR + 3.25%), 10/18/31(8)(9)	2,000	1,962,850

Series 2016-3A, Class DR, 8.681%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	3,375	3,226,224

Series 2018-1A, Class C, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,767,165

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	1,953,140

Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,336,823

Total Asset-Backed Securities (identified cost $288,766,300)		$278,117,498

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)

IAP Global Services, LLC(3)(11)(12)	168	$2,123,664

		$2,123,664

Automotive — 0.0%(10)

Dayco Products, LLC(11)(12)	48,926	$1,804,146

		$1,804,146

Electronics / Electrical — 0.0%(10)

Answers Corp.(3)(11)(12)	642,963	$1,266,637

		$1,266,637

Health Care — 0.0%(10)

New Millennium Holdco, Inc.(11)(12)	319,499	$25,560

		$25,560

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(11)(12)	190,419	$0

		$0

Oil and Gas — 0.4%

AFG Holdings, Inc.(3)(11)(12)	281,241	$20,643,089

Fieldwood Energy, Inc.(11)(12)	109,481	3,831,835

Samson Resources II, LLC, Class A(11)(12)	387,972	9,214,335

Southcross Holdings Group, LLC(3)(11)(12)	573	0

Southcross Holdings L.P., Class A(11)(12)	573	322,313

		$34,011,572

Publishing — 0.2%

ION Media Networks, Inc.(3)(12)	13,247	$10,561,303

Tweddle Group, Inc.(3)(11)(12)	18,167	727,952

		$11,289,255

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(11)(12)	371,654	$6,734,371

		$6,734,371

Retailers (Except Food and Drug) — 0.0%(10)

David’s Bridal, Inc.(11)(12)	163,937	$1,024,606

		$1,024,606

Total Common Stocks (identified cost $32,945,907)		$58,279,811

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(10)
Borrower/Tranche Description	Shares	Value

Oil and Gas — 0.0%(10)

Paragon Offshore Finance Company, Class A(11)(12)	16,581	$15,544

Paragon Offshore Finance Company, Class B(11)(12)	8,290	305,694

Total Miscellaneous (identified cost $180,309)		$321,238

Short-Term Investments — 2.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(13)	246,999,170	$246,999,170

Total Short-Term Investments (identified cost $246,995,299)		$246,999,170

Total Investments — 128.8% (identified cost $11,557,943,937)		$11,360,284,900

Less Unfunded Loan Commitments — (0.1)%		$(5,677,965)

Net Investments — 128.7% (identified cost $11,552,265,972)		$11,354,606,935

Other Assets, Less Liabilities — (28.7)%		$(2,534,652,684)

Net Assets — 100.0%		$8,819,954,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $487,014,344 or 5.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,578,029	CAD	11,255,789	HSBC Bank USA, N.A.	5/31/19	$170,017	$—

USD	5,170,789	EUR	4,542,594	State Street Bank and Trust Company	5/31/19	63,460	—

USD	209,540,291	EUR	182,537,516	State Street Bank and Trust Company	5/31/19	4,309,703	—

GBP	6,000,000	USD	7,852,400	State Street Bank and Trust Company	6/28/19	—	(4,684)

USD	49,057,522	EUR	43,535,250	HSBC Bank USA, N.A.	6/28/19	—	(9,657)

USD	211,567,626	EUR	186,658,102	HSBC Bank USA, N.A.	6/28/19	1,191,284	—

USD	2,275,776	EUR	2,002,500	JPMorgan Chase Bank, N.A.	6/28/19	18,823	—

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	185,054,827	EUR	164,638,793	Goldman Sachs International	7/31/19	$—	$(1,019,650)

USD	79,793,777	GBP	61,466,828	State Street Bank and Trust Company	7/31/19	—	(732,255)

						$5,753,287	$(1,766,246)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate
DIP	–	Debtor In Possession
EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $11,305,270,673)	$11,107,607,765

Affiliated investment, at value (identified cost, $246,995,299)	246,999,170

Cash	42,556,833

Deposits for derivatives collateral — forward foreign currency exchange contracts	5,085,000

Foreign currency, at value (identified cost, $467,822)	467,243

Interest receivable	29,096,821

Dividends receivable from affiliated investment	276,769

Receivable for investments sold	16,172,829

Receivable for open forward foreign currency exchange contracts	5,753,287

Prepaid upfront fees on notes payable	2,659,200

Prepaid expenses	755,786

Total assets	$11,457,430,703

Liabilities

Notes payable	$2,375,000,000

Cash collateral due to brokers	5,085,000

Payable for investments purchased	245,510,087

Payable for open forward foreign currency exchange contracts	1,766,246

Payable to affiliates:

Investment adviser fee	3,738,649

Trustees’ fees	9,042

Accrued expenses	6,367,428

Total liabilities	$2,637,476,452

Commitments and contingencies (see Note 10)

Net Assets applicable to investors’ interest in Portfolio	$8,819,954,251

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$323,784,067

Dividends	2,264,042

Dividends from affiliated investment	2,165,646

Total investment income	$328,213,755

Expenses

Investment adviser fee	$23,440,809

Trustees’ fees and expenses	54,833

Custodian fee	1,318,040

Legal and accounting services	366,554

Interest expense and fees	38,889,620

Miscellaneous	187,406

Total expenses	$64,257,262

Net investment income	$263,956,493

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(61,476,771)

Investment transactions — affiliated investment	3,970

Foreign currency transactions	2,510,512

Forward foreign currency exchange contracts	31,220,670

Net realized loss	$(27,741,619)

Change in unrealized appreciation (depreciation) —

Investments	$(88,056,631)

Investments — affiliated investment	11,360

Foreign currency	(1,313,050)

Forward foreign currency exchange contracts	(16,405,641)

Net change in unrealized appreciation (depreciation)	$(105,763,962)

Net realized and unrealized loss	$(133,505,581)

Net increase in net assets from operations	$130,450,912

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$263,956,493	$446,751,304

Net realized gain (loss)	(27,741,619)	100,903,348

Net change in unrealized appreciation (depreciation)	(105,763,962)	(76,556,814)

Net increase in net assets from operations	$130,450,912	$471,097,838

Capital transactions —

Contributions	$138,488,620	$3,119,956,645

Withdrawals	(2,418,144,579)	(419,451,962)

Net increase (decrease) in net assets from capital transactions	$(2,279,655,959)	$2,700,504,683

Net increase (decrease) in net assets	$(2,149,205,047)	$3,171,602,521

Net Assets

At beginning of period	$10,969,159,298	$7,797,556,777

At end of period	$8,819,954,251	$10,969,159,298

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2019

Net increase in net assets from operations	$130,450,912

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,328,123,612)

Investments sold and principal repayments	2,490,898,066

Increase in short-term investments, net	(96,599,240)

Net amortization/accretion of premium (discount)	(1,105,317)

Amortization of prepaid upfront fees on notes payable	1,478,673

Decrease in interest receivable	3,043,571

Increase in dividends receivable from affiliated investment	(75,336)

Decrease in receivable for open forward foreign currency exchange contracts	14,640,736

Increase in prepaid expenses	(168,787)

Decrease in payable for cash collateral due to brokers	(10,535,056)

Increase in payable for open forward foreign currency exchange contracts	1,764,905

Decrease in payable to affiliate for investment adviser fee	(483,368)

Increase in payable to affiliate for Trustees’ fees	584

Increase in accrued expenses	1,491,030

Decrease in unfunded loan commitments	(1,446,084)

Net change in unrealized (appreciation) depreciation from investments	88,045,271

Net realized loss from investments	61,472,801

Net cash provided by operating activities	$1,354,749,749

Cash Flows From Financing Activities

Proceeds from capital contributions	$138,488,620

Payments for capital withdrawals	(2,418,144,579)

Proceeds from notes payable	1,700,000,000

Repayments of notes payable	(825,000,000)

Payment of prepaid upfront fees on notes payable	(3,195,420)

Net cash used in financing activities	$(1,407,851,379)

Net decrease in cash and restricted cash*	$(53,101,630)

Cash and restricted cash at beginning of period(1)	$101,210,706

Cash and restricted cash at end of period(1)	$48,109,076

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$39,655,497

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $10,456.

(1)	Balance includes foreign currency, at value.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	April 30, 2019	October 31, 2018

Cash	$42,556,833	$46,421,133

Deposit for derivatives collateral – forward foreign currency exchange contracts	5,085,000	15,620,056

Foreign currency	467,243	39,169,517

Total cash and restricted cash as shown on the Statement of Cash Flows	$48,109,076	$101,210,706

48	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(1)	0.54	%(2)	0.51%	0.52%	0.58%	0.58%	0.55%

Interest and fee expense	0.83	%(2)	0.47%	0.34%	0.44%	0.34%	0.27%

Total expenses(1)	1.37	%(2)	0.98%	0.86%	1.02%	0.92%	0.82%

Net investment income	5.64	%(2)	4.92%	4.68%	5.52%	5.09%	4.80%

Portfolio Turnover	8	%(3)	29%	39%	38%	27%	38%

Total Return	1.91	%(3)	5.41%	6.43%	8.32%	0.72%	2.84%

Net assets, end of period (000’s omitted)	$8,819,954		$10,969,159	$7,797,557	$5,325,638	$5,340,032	$6,497,751

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

49	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.6%, 1.6% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

50

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  New Accounting Pronouncement — During the six months ended April 30, 2019, the Portfolio adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) – Restricted Cash” (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Portfolio is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-year and end-of-year total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Portfolio’s net assets.

51

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April 30, 2019

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, 0.375% over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee totaled $23,440,809 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $952,161,825 and $2,490,536,867, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,553,960,415

Gross unrealized appreciation	$65,223,274

Gross unrealized depreciation	(260,589,713)

Net unrealized depreciation	$(195,366,439)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $1,766,246. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

52

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$5,753,287	$(1,766,246)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,361,301	$(9,657)	$(1,351,644)	$—	$—

JPMorgan Chase Bank, N.A.	18,823	—	—	—	18,823

State Street Bank and Trust Company	4,373,163	(736,939)	(3,636,224)	—	—

	$5,753,287	$(746,596)	$(4,987,868)	$—	$18,823

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Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,019,650)	$—	$—	$—	$(1,019,650)

HSBC Bank USA, N.A.	(9,657)	9,657	—	—	—

State Street Bank and Trust Company	(736,939)	736,939	—	—	—

	$(1,766,246)	$746,596	$—	$—	$(1,019,650)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$31,220,670	$(16,405,641)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $858,968,000.

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $3.084 billion ($3.25 billion from December 21, 2018 to March 11, 2019, $3.084 billion from December 19, 2018 to December 21, 2018, and $2.75 billion prior to December 19, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 9, 2020. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.85% (0.82% prior to March 11, 2019) per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.10% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2019 totaled $9,781,085 and are included in interest expense on the Statement of Operations. In connection with the changes in borrowing limit in December 2018, the Portfolio paid upfront fees of $111,420, which are fully amortized. In connection with the renewal of the Loan Facility on March 11, 2019, the Portfolio paid upfront fees of $3,084,000, which are being amortized to interest expense through March 9, 2020. The unamortized balance at April 30, 2019 is approximately $2,659,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2019, the Portfolio had borrowings outstanding under the Loan Facility of $2,375,000,000 at an interest rate of 2.51%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2019 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. For the six months ended April 30, 2019, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $2,183,977,901 and 2.54%, respectively.

54

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$10,457,759,932	$21,011,015	$10,478,770,947

Corporate Bonds & Notes	—	292,118,271	—	292,118,271

Asset-Backed Securities	—	278,117,498	—	278,117,498

Common Stocks	6,734,371	16,222,795	35,322,645	58,279,811

Miscellaneous	—	321,238	—	321,238

Short-Term Investments	—	246,999,170	—	246,999,170

Total Investments	$6,734,371	$11,291,538,904	$56,333,660	$11,354,606,935

Forward Foreign Currency Exchange Contracts	$—	$5,753,287	$—	$5,753,287

Total	$6,734,371	$11,297,292,191	$56,333,660	$11,360,360,222

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,766,246)	$—	$(1,766,246)

Total	$—	$(1,766,246)	$—	$(1,766,246)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

55

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.07% of net assets at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Portfolio does not anticipate that it will suffer any loss to the Portfolio’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

58

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

59

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

60

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

61

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.19

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	55

Officers and Trustees	58

Important Notices	59

Eaton Vance

Floating-Rate Fund

April 30, 2019

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew N. Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	1.31%	3.29%	3.60%	6.48%
Class A at NAV	05/05/2003	02/07/2001	1.35	3.33	3.61	6.49
Class A with 2.25% Maximum Sales Charge	—	—	–0.98	0.96	3.13	6.24
Class B at NAV	02/05/2001	02/05/2001	0.93	2.63	2.82	5.70
Class B with 5% Maximum Sales Charge	—	—	–4.02	–2.32	2.47	5.70
Class C at NAV	02/01/2001	02/01/2001	0.93	2.64	2.82	5.68
Class C with 1% Maximum Sales Charge	—	—	–0.06	1.65	2.82	5.68
Class I at NAV	01/30/2001	01/30/2001	1.44	3.67	3.86	6.76
Class R6 at NAV	12/01/2016	01/30/2001	1.58	3.72	3.90	6.78
S&P/LSTA Leveraged Loan Index	—	—	2.09%	4.24%	3.93%	7.25%

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I	Class R6
	1.02%	1.02%	1.77%	1.77%	0.77%	0.72%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2019

Fund Profile4

Top 10 Issuers (% of total investments)5

JBS USA Lux S.A.	1.4%

Bausch Health Companies, Inc.	1.1

TransDigm, Inc.	1.0

Virgin Media Investment Holdings Limited	1.0

Asurion, LLC	0.9

Infor (US), Inc.	0.9

Reynolds Group Holdings, Inc.	0.9

Restaurant Brands International, Inc.	0.9

MA FinanceCo., LLC	0.8

Uber Technologies	0.8

Total	9.7%

Top 10 Sectors (% of total investments)5

Electronics/Electrical	10.9%

Health Care	8.7

Business Equipment and Services	8.3

Telecommunications	5.1

Cable and Satellite Television	4.4

Chemicals and Plastics	4.2

Leisure Goods/Activities/Movies	4.2

Lodging and Casinos	4.0

Industrial Equipment	3.7

Food Products	3.7

Total	57.2%

Credit Quality (% of bonds, loans and asset-backed securities)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.
[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2019, the Fund is managed by Scott H. Page, Craig P. Russ, and Andrew N. Sveen. Mr. Page will serve as a member of the portfolio management team of the Fund through October 31, 2019.

4

Eaton Vance

Floating-Rate Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,013.10	$5.14	1.03%
Class A	$1,000.00	$1,013.50	$5.14	1.03%
Class B	$1,000.00	$1,009.30	$8.92	1.79%
Class C	$1,000.00	$1,009.30	$8.92	1.79%
Class I	$1,000.00	$1,014.40	$3.90	0.78%
Class R6	$1,000.00	$1,015.80	$3.65	0.73%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.70	$5.16	1.03%
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class B	$1,000.00	$1,015.90	$8.95	1.79%
Class C	$1,000.00	$1,015.90	$8.95	1.79%
Class I	$1,000.00	$1,020.90	$3.91	0.78%
Class R6	$1,000.00	$1,021.20	$3.66	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $8,389,790,354)	$8,250,824,404

Receivable for Fund shares sold	13,863,898

Total assets	$8,264,688,302

Liabilities

Payable for Fund shares redeemed	$24,535,058

Distributions payable	7,470,083

Payable to affiliates:

Administration fee	1,018,146

Distribution and service fees	624,158

Trustees’ fees	42

Accrued expenses	1,102,801

Total liabilities	$34,750,288

Net Assets	$8,229,938,014

Sources of Net Assets

Paid-in capital	$8,598,950,804

Accumulated loss	(369,012,790)

Total	$8,229,938,014

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited) — continued

Advisers Class Shares	April 30, 2019

Net Assets	$481,236,388

Shares Outstanding	53,695,251

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.96

Class A Shares

Net Assets	$889,543,910

Shares Outstanding	95,953,360

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.27

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.48

Class B Shares

Net Assets	$940,560

Shares Outstanding	105,108

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.95

Class C Shares

Net Assets	$411,285,356

Shares Outstanding	45,944,371

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.95

Class I Shares

Net Assets	$6,068,972,440

Shares Outstanding	676,730,531

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.97

Class R6 Shares

Net Assets	$377,959,360

Shares Outstanding	42,109,526

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.98

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income allocated from Portfolio	$239,572,320

Dividends allocated from Portfolio	7,857,961

Expenses allocated from Portfolio	(24,279,138)

Total investment income from Portfolio	$223,151,143

Expenses

Administration fee	$6,552,434

Distribution and service fees

Advisers Class	624,728

Class A	1,133,439

Class B	8,249

Class C	2,431,271

Trustees’ fees and expenses	250

Custodian fee	37,971

Transfer and dividend disbursing agent fees	2,479,389

Legal and accounting services	89,337

Printing and postage	371,327

Registration fees	290,415

Miscellaneous	39,327

Total expenses	$14,058,137

Net investment income	$209,093,006

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(56,742,830)

Foreign currency transactions	1,411,185

Forward foreign currency exchange contracts	23,629,121

Net realized loss	$(31,702,524)

Change in unrealized appreciation (depreciation) —

Investments	$(71,004,900)

Foreign currency	(540,249)

Forward foreign currency exchange contracts	(12,255,788)

Net change in unrealized appreciation (depreciation)	$(83,800,937)

Net realized and unrealized loss	$(115,503,461)

Net increase in net assets from operations	$93,589,545

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$209,093,006	$362,146,641

Net realized gain (loss)	(31,702,524)	84,946,418

Net change in unrealized appreciation (depreciation)	(83,800,937)	(43,280,276)

Net increase in net assets from operations	$93,589,545	$403,812,783

Distributions to shareholders —

Advisers Class	$(11,577,234)	$(17,690,391)

Class A	(21,044,056)	(38,791,409)

Class B	(31,695)	(100,542)

Class C	(9,397,485)	(18,693,481)

Class I	(159,356,390)	(277,617,848)

Class R6	(7,733,820)	(9,198,443)

Total distributions to shareholders	$(209,140,680)	$(362,092,114)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$28,239,764	$358,718,277

Class A	103,642,717	238,233,262

Class B	—	51,111

Class C	29,692,740	78,413,569

Class I	1,273,267,941	2,933,642,725

Class R6	172,138,125	127,847,266

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	11,342,030	17,307,071

Class A	18,490,128	34,046,111

Class B	30,898	99,653

Class C	7,876,193	16,071,959

Class I	113,614,642	202,918,383

Class R6	7,730,484	9,197,945

Cost of shares redeemed

Advisers Class	(108,115,749)	(136,152,191)

Class A	(322,960,383)	(317,481,879)

Class B	(315,972)	(1,052,534)

Class C	(90,086,643)	(135,764,259)

Class I	(2,677,437,068)	(1,840,179,255)

Class R6	(53,320,797)	(48,409,594)

Net asset value of shares converted

Class A	115,329,867	1,513,770

Class B	(971,409)	(1,513,770)

Class C	(114,358,458)	—

Net increase (decrease) in net assets from Fund share transactions	$(1,486,170,950)	$1,537,507,620

Other capital —

Portfolio transaction fee contributed to Portfolio	$(4,524,626)	$(4,066,917)

Portfolio transaction fee allocated from Portfolio	4,873,665	4,098,136

Net increase in net assets from other capital	$349,039	$31,219

Net increase (decrease) in net assets	$(1,601,373,046)	$1,579,259,508

Net Assets

At beginning of period	$9,831,311,060	$8,252,051,552

At end of period	$8,229,938,014	$9,831,311,060

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.050		$9.010	$8.870	$8.670	$9.010	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.205		$0.357	$0.323	$0.352	$0.339	$0.314

Net realized and unrealized gain (loss)	(0.090)		0.036	0.140	0.200	(0.339)	(0.154)

Total income from operations	$0.115		$0.393	$0.463	$0.552	$—	$0.160

Less Distributions

From net investment income	$(0.205)		$(0.353)	$(0.323)	$(0.345)	$(0.327)	$(0.320)

Tax return of capital	—		—	—	(0.007)	(0.013)	—

Total distributions	$(0.205)		$(0.353)	$(0.323)	$(0.352)	$(0.340)	$(0.320)

Net asset value — End of period	$8.960		$9.050	$9.010	$8.870	$8.670	$9.010

Total Return(2)	1.31	%(3)	4.44%	5.30%	6.57%	(0.03)%	1.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$481,236		$556,125	$314,611	$338,079	$421,431	$562,524

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.03	%(6)	1.02%	1.04%	1.07%	1.03%	0.99%

Net investment income	4.64	%(6)	3.95%	3.60%	4.10%	3.81%	3.44%

Portfolio Turnover of the Portfolio	7	%(3)	30%	42%	27%	19%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.360		$9.310	$9.170	$8.970	$9.310	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.212		$0.365	$0.334	$0.364	$0.351	$0.324

Net realized and unrealized gain (loss)	(0.090)		0.050	0.141	0.200	(0.339)	(0.163)

Total income from operations	$0.122		$0.415	$0.475	$0.564	$0.012	$0.161

Less Distributions

From net investment income	$(0.212)		$(0.365)	$(0.335)	$(0.357)	$(0.338)	$(0.331)

Tax return of capital	—		—	—	(0.007)	(0.014)	—

Total distributions	$(0.212)		$(0.365)	$(0.335)	$(0.364)	$(0.352)	$(0.331)

Net asset value — End of period	$9.270		$9.360	$9.310	$9.170	$8.970	$9.310

Total Return(2)	1.35	%(3)	4.42%	5.36%	6.50%	0.10%	1.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$889,544		$984,812	$1,023,559	$1,067,045	$1,323,646	$1,881,548

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.03	%(6)	1.02%	1.04%	1.07%	1.03%	0.99%

Net investment income	4.65	%(6)	3.90%	3.60%	4.11%	3.81%	3.43%

Portfolio Turnover of the Portfolio	7	%(3)	30%	42%	27%	19%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.040		$8.990	$8.860	$8.660	$8.990	$9.150

Income (Loss) From Operations

Net investment income(1)	$0.170		$0.282	$0.256	$0.288	$0.272	$0.245

Net realized and unrealized gain (loss)	(0.089)		0.053	0.130	0.199	(0.330)	(0.154)

Total income (loss) from operations	$0.081		$0.335	$0.386	$0.487	$(0.058)	$0.091

Less Distributions

From net investment income	$(0.171)		$(0.285)	$(0.256)	$(0.281)	$(0.261)	$(0.251)

Tax return of capital	—		—	—	(0.006)	(0.011)	—

Total distributions	$(0.171)		$(0.285)	$(0.256)	$(0.287)	$(0.272)	$(0.251)

Net asset value — End of period	$8.950		$9.040	$8.990	$8.860	$8.660	$8.990

Total Return(2)	0.93	%(3)	3.77%	4.40%	5.78%	(0.67)%	0.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$941		$2,228	$4,626	$7,422	$10,544	$16,859

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.79	%(6)	1.77%	1.79%	1.82%	1.78%	1.74%

Net investment income	3.87	%(6)	3.12%	2.86%	3.37%	3.05%	2.69%

Portfolio Turnover of the Portfolio	7	%(3)	30%	42%	27%	19%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.040		$8.990	$8.860	$8.660	$9.000	$9.160

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.285	$0.256	$0.287	$0.272	$0.245

Net realized and unrealized gain (loss)	(0.090)		0.050	0.130	0.200	(0.339)	(0.154)

Total income (loss) from operations	$0.081		$0.335	$0.386	$0.487	$(0.067)	$0.091

Less Distributions

From net investment income	$(0.171)		$(0.285)	$(0.256)	$(0.281)	$(0.262)	$(0.251)

Tax return of capital	—		—	—	(0.006)	(0.011)	—

Total distributions	$(0.171)		$(0.285)	$(0.256)	$(0.287)	$(0.273)	$(0.251)

Net asset value — End of period	$8.950		$9.040	$8.990	$8.860	$8.660	$9.000

Total Return(2)	0.93	%(3)	3.66%	4.51%	5.78%	(0.67)%	0.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$411,285		$585,693	$624,015	$691,050	$793,845	$956,256

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.79	%(6)	1.77%	1.79%	1.82%	1.78%	1.74%

Net investment income	3.87	%(6)	3.15%	2.85%	3.36%	3.06%	2.69%

Portfolio Turnover of the Portfolio	7	%(3)	30%	42%	27%	19%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.060		$9.010	$8.880	$8.680	$9.010	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.216		$0.377	$0.346	$0.374	$0.362	$0.336

Net realized and unrealized gain (loss)	(0.090)		0.049	0.130	0.199	(0.330)	(0.153)

Total income from operations	$0.126		$0.426	$0.476	$0.573	$0.032	$0.183

Less Distributions

From net investment income	$(0.216)		$(0.376)	$(0.346)	$(0.365)	$(0.348)	$(0.343)

Tax return of capital	—		—	—	(0.008)	(0.014)	—

Total distributions	$(0.216)		$(0.376)	$(0.346)	$(0.373)	$(0.362)	$(0.343)

Net asset value — End of period	$8.970		$9.060	$9.010	$8.880	$8.680	$9.010

Total Return(2)	1.44	%(3)	4.81%	5.56%	6.72%	0.33%	2.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,068,972		$7,450,507	$6,123,148	$4,961,131	$6,153,765	$8,310,640

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.78	%(6)	0.77%	0.79%	0.82%	0.78%	0.74%

Net investment income	4.89	%(6)	4.17%	3.85%	4.36%	4.06%	3.68%

Portfolio Turnover of the Portfolio	7	%(3)	30%	42%	27%	19%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Period Ended October 31, 2017(1)

Net asset value — Beginning of period	$9.060		$9.020	$8.870

Income (Loss) From Operations

Net investment income	$0.220	(2)	$0.382 (2)	$0.323

Net realized and unrealized gain (loss)	(0.082)		0.039	0.150

Total income from operations	$0.138		$0.421	$0.473

Less Distributions

From net investment income	$(0.218)		$(0.381)	$(0.323)

Total distributions	$(0.218)		$(0.381)	$(0.323)

Net asset value — End of period	$8.980		$9.060	$9.020

Total Return(3)	1.58	%(4)	4.75%	5.39	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$377,959		$251,945	$162,093

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.73	%(6)	0.72%	0.73	%(6)

Net investment income	4.97	%(6)	4.22%	3.87	%(6)

Portfolio Turnover of the Portfolio	7	%(4)	30%	42	%(7)

(1)	For the period from the commencement of operations, December 1, 2016, to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	For the Portfolio’s year ended October 31, 2017.

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.5% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

16

Eaton Vance

Floating-Rate Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $84,117,989 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $84,117,989 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $6,552,434. Prior to March 1, 2019, EVM had agreed to reimburse the Fund’s expenses to the extent that total annual Fund operating expenses (relating to ordinary operating expenses only) exceeded 1.04%, 1.04%, 1.79%, 1.79%, 0.79% and 0.74% of the Fund’s average daily net assets for Advisers Class, Class A, Class B, Class C, Class I and Class R6, respectively. Pursuant to this agreement, EVM reimbursed no operating expenses for the six months ended April 30, 2019. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $157,496 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,584 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $624,728 for Advisers Class shares and $1,133,439 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $6,187 and $1,823,453 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $2,062 and $607,818 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

17

Eaton Vance

Floating-Rate Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $22,000 and $29,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $76,396,796 and $1,779,288,922, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1J of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	3,180,217	39,677,018

Issued to shareholders electing to receive payments of distributions in Fund shares	1,279,195	1,912,909

Redemptions	(12,215,107)	(15,076,255)

Net increase (decrease)	(7,755,695)	26,513,672

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	11,273,953	25,468,324

Issued to shareholders electing to receive payments of distributions in Fund shares	2,015,516	3,640,468

Redemptions	(35,139,083)	(33,962,427)

Converted from Class B shares	105,730	161,915

Converted from Class C shares	12,490,283	—

Net decrease	(9,253,601)	(4,691,720)

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	—	5,688

Issued to shareholders electing to receive payments of distributions in Fund shares	3,493	11,045

Redemptions	(35,488)	(116,934)

Converted to Class A shares	(109,527)	(167,735)

Net decrease	(141,522)	(267,936)

18

Eaton Vance

Floating-Rate Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	3,345,777	8,675,787

Issued to shareholders electing to receive payments of distributions in Fund shares	890,152	1,779,554

Redemptions	(10,170,325)	(15,043,038)

Converted to Class A shares	(12,916,335)	—

Net decrease	(18,850,731)	(4,587,697)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	143,415,178	324,227,273

Issued to shareholders electing to receive payments of distributions in Fund shares	12,805,151	22,430,780

Redemptions	(302,287,609)	(203,479,325)

Net increase (decrease)	(146,067,280)	143,178,728

Class R6	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	19,412,031	14,156,705

Issued to shareholders electing to receive payments of distributions in Fund shares	869,160	1,015,821

Redemptions	(5,973,006)	(5,347,447)

Net increase	14,308,185	9,825,079

19

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,081	$6,121,152

IAP Worldwide Services, Inc.

Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,340,138

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,047	5,642,898

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		58,903	58,795,817

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,037	27,954,636

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,176	8,153,380

Wesco Aircraft Hardware Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,375	11,204,375

WP CPP Holdings, LLC

Term Loan, 6.34%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		7,786	7,795,607

			$131,008,003

Automotive — 2.5%

Adient US, LLC

Term Loan, Maturing April 25, 2024(5)		7,700	$7,700,000

American Axle and Manufacturing, Inc.

Term Loan, 4.77%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		37,952	37,560,188

Apro, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,876	2,897,402

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,016	9,027,145

CS Intermediate Holdco 2, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,149	5,052,855

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,340,775

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,334,401

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		9,717	$9,556,067

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,404	9,380,428

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(5)		39,850	40,023,347

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		37,980	37,109,429

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		19,241	18,940,136

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,744	8,691,244

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		16,580	16,475,759

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,552	12,442,200

Visteon Corporation

Term Loan, 4.25%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,217	2,189,394

			$234,720,770

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,108	$4,102,840

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,396	12,827,115

Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,415,000

			$19,344,955

Brokerage / Securities Dealers / Investment Houses — 0.3%

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,040	$7,057,224

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		14,189	14,112,573

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		2,416	$2,419,020

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.08%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,838,000

			$27,426,817

Building and Development — 2.5%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		27,980	$27,770,416

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,119	10,902,146

Capital Automotive L.P.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,768	4,764,424

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		11,104	11,149,160

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,341	15,328,329

Delachaux Group S.A.

Term Loan, Maturing March 28, 2026(5)	EUR	4,050	4,581,661

Term Loan, Maturing March 28, 2026(5)		5,100	5,092,034

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		54,538	54,663,408

Henry Company, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		5,149	5,158,197

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,751	9,647,274

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		37,680	37,529,089

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,315	21,341,147

Realogy Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,768	10,542,738

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,530	$2,530,978

Werner FinCo L.P.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,329	8,089,411

WireCo WorldGroup, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,829	7,852,750

			$236,943,162

Business Equipment and Services — 8.2%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,736	$3,794,735

Adtalem Global Education, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,516	4,510,230

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		20,950	21,010,073

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,290,708

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		26,228	26,326,606

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,485,516

Belfor Holdings, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		5,250	5,308,931

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,524,837

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,945	10,931,319

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.82%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		5,920	5,827,069

Camelot UK Holdco Limited

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		18,944	18,944,351

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		17,562	$17,671,511

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		65,215	65,279,155

Crossmark Holdings, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 15, 2019		3,003	3,004,738

Term Loan, 0.00%, Maturing December 20, 2019(6)		35,294	11,205,818

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		23,854	23,821,500

Deerfield Dakota Holding, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		13,934	13,832,210

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,454	14,345,595

Education Management, LLC

Revolving Loan, 0.00%, Maturing March 31, 2020(2)(3)(6)		10,413	1,964,928

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,666	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		8,335	1,572,853

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		49,901	50,000,909

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		15,407	15,416,979

Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,220	10,507,971

Gartner, Inc.

Term Loan, 3.98%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		2,700	2,710,057

Global Payments, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		3,539	3,543,533

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		5,985	5,985,934

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,461	32,501,605

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,751	19,668,200

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,925	$9,763,473

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	13,021	12,955,943

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	11,110	11,131,135

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	66,792	67,005,666

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	36,318	36,399,597

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	20,530	19,169,541

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	10,117	9,762,549

Ping Identity Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	6,228	6,251,292

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	5,092	5,083,636

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	10,638	10,668,177

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	16,897	16,984,038

ServiceMaster Company

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,386	3,396,120

SMG Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	2,673	2,662,976

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	25,129	25,181,760

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	45,161	44,746,570

Trans Union, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	9,823	9,843,283

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Trans Union, LLC (continued)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,186	$5,196,075

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(5)		18,275	18,434,906

Vestcom Parent Holdings, Inc.

Term Loan, 6.51%, (USD LIBOR + 4.00%), Maturing December 19, 2023(4)		8,454	8,115,768

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,532	1,493,336

West Corporation

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,920	3,757,260

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,856	15,394,489

ZPG PLC

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	5,583,450

Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,192,893

			$784,161,804

Cable and Satellite Television — 4.3%

Altice France S.A.

Term Loan, 6.47%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,975	$4,900,375

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,264	34,392,724

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		28,216	28,180,466

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,042	13,042,312

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,258	17,279,663

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,803	10,718,311

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,916	22,342,977

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,565	4,485,348

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,853,037

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	$20,145,142

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	1,499,583

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,766,194

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,225,089

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		21,188	21,220,011

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,378,116

Virgin Media Investment Holdings Limited

Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,457,866

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,578,930

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	48,126,107

			$414,592,251

Chemicals and Plastics — 4.1%

Alpha 3 B.V.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		10,503	$10,482,945

Aruba Investments, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,795	3,800,155

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,214	6,222,080

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		41,910	41,741,602

Caldic B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	555,192

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,665,577

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,409	$7,264,246

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,221	6,233,119

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,912,500

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,795	3,798,795

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,877	3,881,378

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,139	9,148,572

Flint Group GmbH

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,726	2,562,881

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,493	15,503,331

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,779	9,803,102

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,307	22,243,646

Hexion, Inc.

DIP Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing October 1, 2020		4,125	4,139,182

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	28,798	32,095,953

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,336,279

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,645,648

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,275	4,799,340

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		21,800	21,795,466

Momentive Performance Materials, Inc.

Term Loan, Maturing April 16, 2024(5)		4,925	4,945,005

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		8,379	8,394,711

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		4,158	$4,103,426

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,347	11,417,195

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		25,037	25,059,654

Proampac PG Borrower, LLC

Term Loan, 6.11%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		8,441	8,299,958

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,799	4,662,820

Starfruit Finco B.V.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,109,229

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		22,725	22,693,049

Tata Chemicals North America, Inc.

Term Loan, 5.38%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,667,757

Trinseo Materials Operating S.C.A.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,054	4,056,161

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		29,569	29,685,667

Univar, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		18,615	18,661,784

Venator Materials Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,260	4,275,994

Versum Materials, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,241	3,242,095

			$387,905,494

Clothing / Textiles — 0.0%(7)

Tumi, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		3,303	$3,304,237

			$3,304,237

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,716	$2,719,105

SGB-SMIT Management GmbH

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,506,092

			$9,225,197

Containers and Glass Products — 2.6%

Anchor Glass Container Corporation

Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		5,548	$4,701,768

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		6,776	6,699,415

Berry Global, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	1,000,104

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		14,319	14,315,169

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,350	7,336,638

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		22,946	22,710,394

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,216	6,202,960

Flex Acquisition Company, Inc.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		38,378	37,782,136

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,443	17,175,313

Libbey Glass, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,288	9,310,250

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,022	7,004,383

Reynolds Group Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,242	58,469,962

Ring Container Technologies Group, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		2,289	2,281,862

Trident TPI Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		17,208	16,864,195

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Verallia Packaging S.A.S.

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	23,256	$26,064,033

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,676,564

			$245,595,146

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$24,298,346

			$24,298,346

Drugs — 3.0%

Albany Molecular Research, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,305	$10,293,510

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		18,979	18,943,493

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		27,469	27,623,245

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		26,367	23,796,372

Bausch Health Companies, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		63,879	64,143,920

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		39,424	39,176,970

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		12,147	12,227,903

Jaguar Holding Company II

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,580	67,296,104

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		23,143	20,866,990

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		6,928	6,382,312

			$290,750,819

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.6%

Advanced Disposal Services, Inc.

Term Loan, 4.68%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		23,735	$23,827,039

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,671	16,699,556

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,770	17,656,760

			$58,183,355

Electronics / Electrical — 11.1%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,690	$34,454,467

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		36,996	37,031,089

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,345,215

Aptean, Inc.

Term Loan, Maturing March 29, 2026(5)		5,750	5,778,750

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		7,655	7,691,112

Barracuda Networks, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,658	12,669,880

BMC Software Finance, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,441	3,894,425

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		35,262	35,094,132

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021		12,931	12,607,396

Carbonite, Inc.

Term Loan, 6.31%, (2 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		5,275	5,321,156

Celestica, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,690	4,548,876

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,414	4,369,798

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,472	10,380,742

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,850	$20,050,981

CPI International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,240	11,263,827

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,284	10,285,533

Datto, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,925	3,969,156

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,719	20,767,138

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,750	13,818,583

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,509	6,516,661

Entegris, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,843	2,840,208

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,598	16,620,303

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,969	6,981,942

EXC Holdings III Corp.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		2,414	2,429,166

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025		11,238	11,228,671

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(2)		450	452,801

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,134	3,153,761

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		58,608	58,776,725

GTCR Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,955	3,328,830

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		41,721	$42,003,795

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,364	17,461,529

Infor (US), Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,577,359

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	1,006	1,134,142

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		47,007	47,217,147

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		2,971	2,990,030

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		37,990	37,883,646

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,679	5,655,203

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,315	18,313,263

Marcel LUX IV S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 15, 2026	EUR	2,650	2,965,429

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,250	3,241,875

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		5,385	5,402,141

Mirion Technologies, Inc.

Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,125	4,155,937

MKS Instruments, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,025	4,036,318

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		846	845,904

Prometric Holdings, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,341	3,331,854

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,309	17,136,182

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Renaissance Holding Corp. (continued)

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	$2,088,000

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	38,351	38,190,980

SGS Cayman L.P.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,123	1,100,442

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	61,111	51,562,486

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	27,153	27,196,955

Southwire Company

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	4,833	4,818,358

Sparta Systems, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,448	3,137,225

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	18,752	18,797,359

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	2,761	2,767,034

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	26,233	26,296,355

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,453	13,351,701

Sutherland Global Services, Inc.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,824	4,727,442

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	24,662	24,727,095

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	2,294	2,291,382

TTM Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,188,965

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	49,525	49,560,914

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Uber Technologies (continued)

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,382	$30,572,205

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,060	10,894,100

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,443	11,445,361

Veritas Bermuda, Ltd.

Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,122	22,674,440

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,076	18,007,884

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	1,544	1,733,181

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,645,475

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,406	11,323,929

			$1,056,122,346

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		51,631	$51,690,904

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,930	6,856,369

			$58,547,273

Financial Intermediaries — 3.2%

Blackstone Mortgage Trust, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 8, 2026		4,125	$4,135,312

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,380	33,421,573

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,134	13,133,750

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		34,065	21,759,312

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	$2,228,754

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,995	3,005,980

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,300	10,486,294

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		17,824	17,905,681

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		10,678	10,741,818

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,492	6,516,559

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		34,742	34,980,919

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		13,450	13,466,812

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,766	15,864,286

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,753	36,913,621

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,138	15,176,211

Jefferies Finance, LLC

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,970	1,957,687

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,276	16,296,004

MIP Delaware, LLC

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,556,535

Ocwen Loan Servicing, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,731	2,741,385

Sesac Holdco II, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,375	10,228,403

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,905	$6,913,882

Victory Capital Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	3,947,352

Virtus Investment Partners, Inc.

Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		6,764	6,778,829

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		12,269	12,269,243

			$302,426,202

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,372	$34,106,730

Badger Buyer Corp.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,004	4,872,474

CHG PPC Parent, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		3,672	3,679,011

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,245	20,323,485

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		9,110	8,977,301

Froneri International, Ltd.

Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	19,850	22,226,658

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,277	10,077,982

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,736	5,701,567

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		14,550	12,876,803

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,268	16,349,591

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		29,951	30,044,020

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		78,509	$78,642,352

Term Loan, Maturing April 25, 2026(5)		54,500	54,684,919

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,882,089

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		5,373	5,376,859

Refresco Group B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,668,277

Term Loan, 4.87%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,941,025

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,327	9,396,575

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,620,247

			$357,447,965

Food Service — 1.8%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,488	$79,488,346

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,610,430

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,419	7,270,559

Dhanani Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,270	7,206,449

Froneri International, Ltd.

Term Loan, 3.48%, (1 mo. GBP LIBOR + 2.75%), Maturing January 31, 2025	GBP	12,010	15,613,662

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,438	25,422,098

KFC Holding Co.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		6,695	6,709,112

NPC International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		6,674	5,589,364

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,266	$12,264,943

Welbilt, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		5,727	5,690,819

			$174,865,782

Food / Drug Retailers — 0.9%

Albertsons, LLC

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		5,062	$5,076,492

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		46,662	46,778,228

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		12,474	12,489,593

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,297	5,038,296

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	4,515,824

Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	10,265,987

			$84,164,420

Health Care — 8.2%

Acadia Healthcare Company, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,038	$3,041,694

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,108	17,022,417

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	15,552,456

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		8,913	8,968,203

Term Loan - Second Lien, 12.48%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188

Argon Medical Devices, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,079	7,107,996

Athletico Management, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,888	4,899,969

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		17,278	$17,385,979

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,660	9,753,748

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,712	11,360,155

Carestream Dental Equipment, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,112	5,943,859

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		29,050	29,104,149

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,485	10,511,062

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,219	11,232,888

CryoLife, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,505	5,523,662

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	11,928	13,207,518

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2022	EUR	8,500	9,608,081

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,705	55,849,974

Equian, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		7,618	7,614,981

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		23,935	24,039,304

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,689	42,802,804

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,029	12,058,571

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,059	16,085,308

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	9,675	$9,689,419

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	9,500	9,515,863

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,363	27,478,916

KUEHG Corp.

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,425,000

Medical Solutions, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,365	8,365,129

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	43,198	42,840,067

National Mentor Holdings, Inc.

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	308	309,684

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	4,967	4,985,920

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,797	8,775,440

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,538	17,906,999

Ortho-Clinical Diagnostics SA

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	48,973	48,138,952

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	21,498	21,108,598

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	19,342	19,456,517

Term Loan, 0.50%, Maturing February 12, 2026(2)	1,758	1,768,774

Press Ganey Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	6,546	6,555,632

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,291	12,509,918

R1 RCM, Inc.

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,724	6,724,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Radiology Partners Holdings, LLC

Term Loan, 7.36%, (USD LIBOR + 4.75%), Maturing June 21, 2025(4)	5,312	$5,338,212

RadNet, Inc.

Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing June 30, 2023(4)	16,227	16,277,698

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	20,250	20,300,439

Sotera Health Holdings, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	12,324	12,281,500

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,789	18,584,546

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	2,806	2,802,663

Team Health Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,285	34,153,068

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,572	8,581,243

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	14,771	14,789,195

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	22,569	22,752,373

Viant Medical Holdings, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	5,696	5,719,514

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	21,550	21,718,349

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	3,239	3,198,316

		$781,260,098

Home Furnishings — 0.6%

Bright Bidco B.V.

Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	18,293	$13,856,658

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,260	$41,187,108

			$55,043,766

Industrial Equipment — 3.8%

AI Alpine AT Bidco GmbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,154,664

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,126	9,126,000

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		20,785	20,597,542

Carlisle Foodservice Products, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		5,552	5,426,867

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,239	21,187,697

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,040	4,039,875

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,986	3,327,712

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,464	8,319,280

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,083	12,068,281

DXP Enterprises, Inc.

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,713	5,727,282

Engineered Machinery Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,464	9,262,763

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,591	3,586,511

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,166	28,306,488

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,381	4,941,090

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		16,233	16,290,205

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,237	$7,025,184

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,275	8,302,695

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,482	10,623,082

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		25,620	25,700,377

Hayward Industries, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		436	436,256

LTI Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,871	5,797,119

Milacron, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		21,989	21,824,075

Minimax GmbH & Co. KG

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,458	3,905,081

Quimper AB

Term Loan, Maturing February 13, 2026(5)	EUR	934	1,053,409

Term Loan, Maturing February 13, 2026(5)	EUR	19,291	21,756,203

Rexnord, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		9,776	9,800,039

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,819	21,478,124

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		7,007	6,936,905

Tank Holding Corp.

Term Loan, 6.69%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		5,325	5,370,928

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,234	34,943,164

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,176,357

			$359,491,255

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 2.5%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		12,531	$12,337,887

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,781	36,778,017

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		23,808	23,926,873

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,236	28,377,201

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,233	2,243,359

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	30,221,953

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,429,190

Hub International, Limited.

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		33,835	33,541,999

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		34,375	33,984,647

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		2,469	2,465,341

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		28,469	28,284,367

			$238,590,834

Leisure Goods / Activities / Movies — 4.2%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(5)		20,275	$20,350,930

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	38,425	43,124,438

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	47,552,333

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,773	43,535,762

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		8,358	8,119,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	$19,624,581

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	9,603	10,734,185

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		21,632	21,569,765

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,758,574

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,743	18,625,447

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	9,897,840

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		484	487,170

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		1,935	1,948,681

Live Nation Entertainment, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		36,923	36,969,620

Match Group, Inc.

Term Loan, 5.04%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,151,203

Sabre GLBL, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		990	989,975

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,176	16,179,352

SRAM, LLC

Term Loan, 5.33%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		19,745	19,844,186

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,776	9,647,937

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,315	11,420,573

UFC Holdings, LLC

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2026		19,030	19,117,249

			$396,649,257

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 4.1%

Aimbridge Acquisition Co., Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,050	$3,068,986

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	14,972,041

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,938,943

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,548	4,555,774

Churchill Downs Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,456	3,462,730

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,137	37,143,252

Eldorado Resorts, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,608,553

ESH Hospitality, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,394	15,378,378

Four Seasons Hotels Limited

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,746	6,753,048

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		28,414	28,518,361

GVC Holdings PLC

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,635,072

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,784,892

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,474	12,484,391

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,614,688

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		36,185	36,358,720

Hospitality Investors Trust

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2020		5,100	5,100,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,999	$17,001,703

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,881	28,907,279

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		27,941	27,556,448

Richmond UK Bidco Limited

Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,809	3,500,494

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,702,747

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		52,398	52,712,265

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,293	22,282,035

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		9,353	9,354,674

			$390,395,474

Nonferrous Metals / Minerals — 0.7%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		582	$480,865

Dynacast International, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,228	13,210,897

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,926	17,577,269

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		2,878	12,590

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		6,914	6,965,918

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,563,750

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	16,824,008

			$63,635,297

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 1.9%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	21,553	$21,553,248

Apergy Corporation

Term Loan, 5.03%, (USD LIBOR + 2.50%), Maturing May 9, 2025(4)	809	809,469

Centurion Pipeline Company, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,217	3,231,012

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 29, 2021	15,519	15,525,221

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	27,300	27,317,063

Delek US Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	5,277	5,281,120

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	26,006	25,214,591

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,157	14,045,514

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,484	9,448,593

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	9,550	9,669,375

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	8,014	7,964,022

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	933	685,457

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,501	1,837,956

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17,976	13,212,519

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,412	1,094,119

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,311	1,791,272

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,443	13,518,196

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024		15,825	$13,503,995

			$185,702,742

Publishing — 0.9%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		13,850	$13,821,565

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		21,186	21,183,744

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,480,794

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,945	11,930,131

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,548	10,182,665

LSC Communications, Inc.

Term Loan, 7.93%, (1 Week USD LIBOR + 5.50%), Maturing September 30, 2022		8,891	8,924,743

Multi Color Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022		3,220	3,211,998

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		14,051	14,068,311

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,357	2,247,379

			$90,051,330

Radio and Television — 2.1%

ALM Media Holdings, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		8,187	$7,782,945

AP NMT Acquisition B.V.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		3,724	3,725,520

CBS Radio, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024		9,933	9,941,901

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022		20,699	20,521,492

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

E.W. Scripps Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,112	$4,016,421

Term Loan, Maturing April 3, 2026(5)	3,275	3,283,188

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,943	9,532,612

Gray Television, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,807,588

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,052	9,089,083

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	11,887	11,881,810

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,990,737

Term Loan, 0.00%, Maturing January 30, 2020(6)	33,740	25,122,060

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,319	4,308,133

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	22,956	22,898,310

Sinclair Television Group, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,149	14,166,928

Univision Communications, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	44,851	43,245,957

		$199,314,685

Retailers (Except Food and Drug) — 1.9%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$12,237,150

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,510	12,512,627

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	13,416	13,495,391

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	15,837	15,880,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Coinamatic Canada, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	268	$261,527

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,232	3,296,948

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	11,695	10,233,263

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	2,718	2,719,759

Go Wireless, Inc.

Term Loan, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,623	2,583,986

Harbor Freight Tools USA, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,841	5,814,873

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,825	13,747,584

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	25,889	20,007,037

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,120	11,575,048

PetSmart, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	43,627	42,176,867

PFS Holding Corporation

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,928	3,424,988

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,406	4,185,642

Radio Systems Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,667	4,631,873

		$178,784,617

Steel — 1.0%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,991	$19,026,533

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	27,502	27,535,845

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,112	$8,030,726

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,727	9,749,044

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,628,275

		$93,970,423

Surface Transport — 0.5%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,269	$3,290,942

Agro Merchants NAI Holdings, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	11,350	11,364,193

Avis Budget Car Rental, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,687	5,639,017

Kenan Advantage Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,811	1,787,142

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	6,535	6,463,176

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	16,849	16,669,771

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,262,530

		$49,476,771

Telecommunications — 5.0%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	73,415	$73,070,824

Ciena Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	13,109	13,145,988

Colorado Buyer, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	16,488	16,075,708

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	14,575	13,099,115

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	31,950	$35,837,933

Term Loan, Maturing April 23, 2026(5)	EUR	6,000	6,738,015

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,084,480

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		20,304	19,009,890

Intelsat Jackson Holdings S.A.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,160,188

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,001,893

IPC Corp.

Term Loan, 7.09%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,620,230

Level 3 Financing, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,924,676

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,765	11,168,937

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		14,935	14,847,750

SBA Senior Finance II, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,904	32,754,820

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,468	59,777,390

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		9,426	9,304,539

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,286	10,753,436

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		45,990	45,951,115

Zayo Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,005,312

			$479,332,239

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 1.7%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	28,553	$28,763,134

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,635	2,637,960

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	2,990	2,997,987

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	34,572	34,665,871

Dayton Power & Light Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,425	5,438,688

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,219	37,368,202

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,686	1,692,567

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	871	867,886

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	15,439	15,387,623

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	4,692	4,199,508

Talen Energy Supply, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	6,134	6,152,148

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	11,102	11,128,159

Vistra Operations Company, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 14, 2023	2,481	2,491,042

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	12,580	12,614,004

		$166,404,779

Total Senior Floating-Rate Loans (identified cost $8,856,336,331)		$8,629,137,911

Corporate Bonds & Notes — 2.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(9)	5,275	$5,505,781

		$5,505,781

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,325	$4,525,248

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,788,992

			$11,314,240

Business Equipment and Services — 0.1%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	$7,939,500

5.75%, 4/15/26(9)		7,900	8,008,625

			$15,948,125

Cable and Satellite Television — 0.1%

Virgin Media Secured Finance PLC

5.25%, 1/15/26(9)		4,635	$4,732,150

Ziggo B.V.

5.50%, 1/15/27(9)		2,000	2,005,000

			$6,737,150

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20(6)		16,525	$13,178,687

PQ Corp.

6.75%, 11/15/22(9)		4,000	4,155,000

			$17,333,687

Containers and Glass Products — 0.2%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		14,537	$14,598,397

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	9,987,031

			$24,585,428

Drugs — 0.6%

Bausch Health Companies, Inc.

6.50%, 3/15/22(9)		11,092	$11,494,085

7.00%, 3/15/24(9)		14,419	15,230,069

5.50%, 11/1/25(9)		19,675	20,209,963

Par Pharmaceutical, Inc.

7.50%, 4/1/27(9)		7,500	7,798,500

			$54,732,617

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Entertainment — 0.1%

Vue International Bidco PLC

4.94%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	8,625	$9,671,561

			$9,671,561

Food Products — 0.0%(7)

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,181	$1,541,134

			$1,541,134

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$9,684,835

			$9,684,835

Health Care — 0.6%

Avantor, Inc.

6.00%, 10/1/24(9)		13,105	$13,707,011

CHS/Community Health Systems, Inc.

5.125%, 8/1/21		7,500	7,425,000

6.25%, 3/31/23		16,650	16,275,375

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(9)		10,550	11,225,859

Tenet Healthcare Corp.

6.00%, 10/1/20		2,500	2,593,750

4.375%, 10/1/21		4,700	4,776,375

			$56,003,370

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22		5,250	$5,315,625

			$5,315,625

Oil and Gas — 0.1%

CITGO Petroleum Corp.

6.25%, 8/15/22(9)		11,500	$11,514,375

			$11,514,375

Radio and Television — 0.1%

iHeartCommunications, Inc.

9.00%, 12/15/19(6)		8,994	$6,700,530

Univision Communications, Inc.

5.125%, 2/15/25(9)		5,500	5,190,625

			$11,891,155

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%

CommScope, Inc.

6.00%, 3/1/26(9)	10,575	$11,222,719

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	6,325	6,342,836

		$17,565,555

Utilities — 0.2%

Calpine Corp.

6.00%, 1/15/22(9)	3,000	$3,041,250

5.875%, 1/15/24(9)	5,000	5,112,500

5.25%, 6/1/26(9)	10,925	10,979,625

		$19,133,375

Total Corporate Bonds & Notes (identified cost $283,686,343)		$278,478,013

Asset-Backed Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,429,778

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,883,785

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	3,412,475

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,938,247

Apidos CLO XX

Series 2015-20A, Class DR, 8.301%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,251,384

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.997%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,506,390

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,431,528

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 5.592%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,461,237

Series 2018-49A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,306,530

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.584%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	$5,000	$4,855,425

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,780,024

Babson CLO, Ltd.

Series 2015-IA, Class DR, 5.192%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,407,058

Series 2016-1A, Class DR, 5.642%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,237,859

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,353,053

Series 2018-1A, Class C, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,378,270

Bain Capital Credit CLO

Series 2018-1A, Class D, 5.292%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,851,440

Series 2018-1A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,779,620

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 5.522%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,837,730

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,332,955

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,044,852

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,417,487

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,977,192

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,232,937

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 5.483%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,398,890

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	4,168,424

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,490,033

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,425,270

Series 2018-1A, Class D, 5.633%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,405,505

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,909,089

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	$4,875	$4,529,246

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,195,306

Series 2017-1A, Class E, 8.847%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,106,510

Canyon CLO, Ltd.

Series 2018-1A, Class D, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,892,723

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,565,321

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 6.097%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,501,930

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,465,813

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	979,111

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,994,349

Series 2014-4RA, Class C, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,899,984

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,304,031

Carlyle CLO, Ltd

Series C17A, Class CR, 5.383%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,857,605

Series C17A, Class DR, 8.583%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,328,309

Dryden CLO, Ltd.

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,458,441

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,866,585

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,949,774

Series 2015-41A, Class DR, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,756,440

Series 2015-41A, Class ER, 7.897%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,173,616

Series 2016-42A, Class DR, 5.527%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,454,172

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,283,601

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	$2,500	$2,423,276

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 5.68%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,474,392

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,331,438

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	2,345,726

Series 2018-37A, Class D, 5.892%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,900,700

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,421,337

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,942,052

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,779,733

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,473,293

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.688%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,426,113

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,863,247

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 8.192%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,837,609

Series 2018-30A, Class D, 6.411%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,488,702

Series 2018-30A, Class E, 9.511%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	1,002,444

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 10.144%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	900,243

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.788%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,444,750

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,870,820

Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,835,549

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,839,886

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,864,635

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.697%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	$2,500	$2,450,397

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,690,142

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,449,327

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,293,995

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,811,222

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,315,576

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,389,328

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.792%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,419,443

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,333,113

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.842%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,872,640

Series 2018-10A, Class D, 8.782%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,727,265

Voya CLO, Ltd.

Series 2015-3A, Class CR, 5.742%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,435,755

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,258,319

Series 2016-3A, Class CR, 5.851%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,962,850

Series 2016-3A, Class DR, 8.681%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,226,224

Series 2018-1A, Class C, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,767,165

Series 2018-2A, Class E, 7.847%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,297,062

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,953,140

Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,336,823

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.892%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,892,841

Total Asset-Backed Securities (identified cost $274,042,669)		$263,526,666

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.3%
Security	Shares	Value

Aerospace and Defense — 0.3%

IAP Global Services, LLC(3)(11)(12)(13)	950	$12,034,533

IAP Global Services, LLC(3)(11)(12)(13)	1,627	15,458,046

		$27,492,579

Automotive — 0.0%(7)

Dayco Products, LLC(12)(13)	88,506	$3,263,659

		$3,263,659

Electronics / Electrical — 0.0%(7)

Answers Corp.(3)(12)(13)	906,100	$1,785,017

		$1,785,017

Health Care — 0.0%(7)

New Millennium Holdco, Inc.(12)(13)	421,318	$33,705

		$33,705

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(12)(13)	304,664	$0

		$0

Oil and Gas — 0.6%

AFG Holdings, Inc.(3)(12)(13)	498,342	$36,578,303

Fieldwood Energy, Inc.(12)(13)	51,241	1,793,435

Fieldwood Energy, Inc.(12)(13)	221,919	7,767,165

Samson Resources II, LLC, Class A(12)(13)	435,055	10,332,556

Southcross Holdings Group, LLC(3)(12)(13)	1,281	0

Southcross Holdings L.P., Class A(12)(13)	1,281	720,563

		$57,192,022

Publishing — 0.3%

ION Media Networks, Inc.(3)(13)	28,605	$22,805,622

Tweddle Group, Inc.(3)(12)(13)	19,500	781,365

		$23,586,987

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(12)(13)	551,505	$9,993,271

Cumulus Media, Inc., Class B(12)(13)	93,069	1,582,173

		$11,575,444

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, Inc.(12)(13)	227,323	$1,420,769

		$1,420,769

Total Common Stocks (identified cost $56,119,082)		$126,350,182

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(12)(13)	42,177	$39,541

Paragon Offshore Finance Company, Class B(12)(13)	21,089	777,657

Total Miscellaneous (identified cost $458,685)		$817,198

Short-Term Investments — 3.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(14)	368,675,783	$368,675,783

Total Short-Term Investments (identified cost $368,673,115)		$368,675,783

Total Investments — 101.4% (identified cost $9,839,316,225)		$9,666,985,753

Less Unfunded Loan Commitments — (0.1)%		$(10,930,720)

Net Investments — 101.3% (identified cost $9,828,385,505)		$9,656,055,033

Other Assets, Less Liabilities — (1.3)%		$(121,854,722)

Net Assets — 100.0%		$9,534,200,311

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $471,140,941 or 4.9% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(11)	Affiliated company (see Note 9).

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,647,198	CAD	13,970,881	HSBC Bank USA, N.A.	5/31/19	$211,028	$—

USD	183,822,418	EUR	160,133,822	State Street Bank and Trust Company	5/31/19	3,780,753	—

USD	4,831,721	EUR	4,244,719	State Street Bank and Trust Company	5/31/19	59,298	—

GBP	4,000,000	USD	5,234,933	State Street Bank and Trust Company	6/28/19	—	(3,123)

USD	197,407,793	EUR	174,165,418	HSBC Bank USA, N.A.	6/28/19	1,111,554	—

USD	42,866,067	EUR	38,040,750	HSBC Bank USA, N.A.	6/28/19	—	(8,439)

USD	2,275,776	EUR	2,002,500	JPMorgan Chase Bank, N.A.	6/28/19	18,823	—

USD	152,421,593	EUR	135,605,796	Goldman Sachs International	7/31/19	—	(839,841)

USD	74,120,199	GBP	57,096,351	State Street Bank and Trust Company	7/31/19	—	(680,189)

						$5,181,456	$(1,531,592)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investments —

Unaffiliated investments, at value (identified cost, $9,457,366,982)	$9,259,886,671

Affiliated investment fund, at value (identified cost, $368,673,115)	368,675,783

Affiliated companies, at value (identified cost, $2,345,408)	27,492,579

Total Investments, at value (identified cost, $9,828,385,505)	$9,656,055,033

Cash	$35,604,888

Deposits for derivatives collateral — forward foreign currency exchange contracts	3,940,016

Foreign currency, at value (identified cost, $534,267)	533,512

Interest receivable	27,317,206

Dividends receivable from affiliated investment fund	625,667

Receivable for investments sold	24,647,114

Receivable for open forward foreign currency exchange contracts	5,181,456

Prepaid expenses	1,730,190

Total assets	$9,755,635,082

Liabilities

Cash collateral due to brokers	$3,940,016

Payable for investments purchased	210,573,149

Payable for open forward foreign currency exchange contracts	1,531,592

Payable to affiliates:

Investment adviser fee	3,836,816

Trustees’ fees	9,087

Accrued expenses	1,544,111

Total liabilities	$221,434,771

Commitments and contingencies (Note 11)

Net Assets applicable to investors’ interest in Portfolio	$9,534,200,311

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$276,872,657

Dividends	4,199,935

Dividends from affiliated investment fund	4,878,888

Total investment income	$285,951,480

Expenses

Investment adviser fee	$24,592,001

Trustees’ fees and expenses	54,878

Custodian fee	1,136,481

Legal and accounting services	544,382

Interest expense and fees	1,533,846

Miscellaneous	201,182

Total expenses	$28,062,770

Net investment income	$257,888,710

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(65,490,910)

Investment transactions — affiliated investment fund	(15,739)

Foreign currency transactions	1,631,890

Forward foreign currency exchange contracts	27,342,847

Net realized loss	$(36,531,912)

Change in unrealized appreciation (depreciation) —

Investments	$(83,760,955	)(1)

Investments — affiliated investment fund	83,201

Foreign currency	(617,268)

Forward foreign currency exchange contracts	(14,274,115)

Net change in unrealized appreciation (depreciation)	$(98,569,137)

Net realized and unrealized loss	$(135,101,049)

Net increase in net assets from operations	$122,787,661

(1)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $2,029,496 (see Note 9).

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$257,888,710	$459,768,237

Net realized gain (loss)	(36,531,912)	99,520,159

Net change in unrealized appreciation (depreciation)	(98,569,137)	(50,513,978)

Net increase in net assets from operations	$122,787,661	$508,774,418

Capital transactions —

Contributions	$120,668,294	$1,754,720,809

Withdrawals	(2,217,274,983)	(561,884,656)

Portfolio transaction fee	5,630,324	4,812,064

Net increase (decrease) in net assets from capital transactions	$(2,090,976,365)	$1,197,648,217

Net increase (decrease) in net assets	$(1,968,188,704)	$1,706,422,635

Net Assets

At beginning of period	$11,502,389,015	$9,795,966,380

At end of period	$9,534,200,311	$11,502,389,015

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.55	%(2)	0.54%	0.56%	0.58%	0.55%	0.52%

Net investment income	5.10	%(2)	4.38%	4.07%	4.58%	4.27%	3.89%

Portfolio Turnover	7	%(3)	30%	42%	27%	19%	34%

Total Return	1.56	%(3)	5.05%	5.69%	7.10%	0.56%	2.23%

Net assets, end of period (000’s omitted)	$9,534,200		$11,502,389	$9,795,966	$8,205,738	$9,936,014	$13,901,215

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating-Rate NextShares held an interest of 86.5%, 13.4% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

48

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the

49

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $24,592,001 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $730,517,622 and $2,254,497,009, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,829,526,002

Gross unrealized appreciation	$113,998,031

Gross unrealized depreciation	(283,819,136)

Net unrealized depreciation	$(169,821,105)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

50

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $1,531,592. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$5,181,456	(1)	$(1,531,592	)(2)

Total Derivatives subject to master netting or similar agreements	$5,181,456		$(1,531,592)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liablities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,322,582	$(8,439)	$(1,314,143)	$—	$—

JPMorgan Chase Bank, N.A.	18,823	—	—	—	18,823

State Street Bank and Trust Company	3,840,051	(683,312)	(3,156,739)	—	—

	$5,181,456	$(691,751)	$(4,470,882)	$—	$18,823

51

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(839,841)	$—	$—	$—	$(839,841)

HSBC Bank USA, N.A.	(8,439)	8,439	—	—	—

State Street Bank and Trust Company	(683,312)	683,312	—	—	—

	$(1,531,592)	$691,751	$—	$—	$(839,841)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$27,342,847	$(14,274,115)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $765,871,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured credit facility with a group of banks, which is in effect through March 9, 2020. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $638,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2019 is $1,043,747 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

52

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2019, the value of the Portfolio’s investment in affiliated companies was $27,492,579, which represents 0.29% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended April 30, 2019 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)

Common Stock*

IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$27,492,579	$—	$—	$2,029,496

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,588,538,610	$29,668,581	$8,618,207,191

Corporate Bonds & Notes	—	278,478,013	—	278,478,013

Asset-Backed Securities	—	263,526,666	—	263,526,666

Common Stocks	9,993,271	26,914,025	89,442,886	126,350,182

Miscellaneous	—	817,198	—	817,198

Short-Term Investments	—	368,675,783	—	368,675,783

Total Investments	$9,993,271	$9,526,950,295	$119,111,467	$9,656,055,033

Forward Foreign Currency Exchange Contracts	$—	$5,181,456	$—	$5,181,456

Total	$9,993,271	$9,532,131,751	$119,111,467	$9,661,236,489

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,531,592)	$—	$(1,531,592)

Total	$—	$(1,531,592)	$—	$(1,531,592)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Portfolio does not anticipate that it will suffer any loss to the Portfolio’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

55

Eaton Vance

Floating-Rate Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

56

Eaton Vance

Floating-Rate Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.19

Eaton Vance

Floating-Rate & High Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	55

Officers and Trustees	58

Important Notices	59

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Michael W. Weilheimer, CFA, Kelley G. Baccei, Stephen C. Concannon, CFA and Andrew N. Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	1.69%	3.55%	3.70%	7.00%
Class A at NAV	05/07/2003	09/07/2000	1.73	3.50	3.71	7.00
Class A with 2.25% Maximum Sales Charge	—	—	–0.59	1.14	3.24	6.75
Class B at NAV	09/05/2000	09/05/2000	1.31	2.76	2.93	6.20
Class B with 5% Maximum Sales Charge	—	—	–3.66	–2.18	2.58	6.20
Class C at NAV	09/05/2000	09/05/2000	1.31	2.77	2.92	6.19
Class C with 1% Maximum Sales Charge	—	—	0.32	1.78	2.92	6.19
Class I at NAV	09/15/2000	09/15/2000	1.93	3.80	3.96	7.26
Class R6 at NAV	06/27/2016	09/15/2000	1.96	3.98	3.99	7.28
S&P/LSTA Leveraged Loan Index	—	—	2.09%	4.24%	3.93%	7.25%

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I	Class R6
	1.01%	1.01%	1.76%	1.76%	0.76%	0.72%

Fund Profile4

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans and asset-backed securities)5

*	Net of unfunded loan commitments.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating for the High Income Opportunities Portfolio’s securities, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2019, the Fund is managed by Scott H. Page, Craig P. Russ, Michael W. Weilheimer, Kelley G. Baccei, Stephen C. Concannon and Andrew N. Sveen. Mr. Page will serve as a member of the portfolio management team of the Fund through October 31, 2019.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,016.90	$5.20	1.04%
Class A	$1,000.00	$1,017.30	$5.20	1.04%
Class B	$1,000.00	$1,013.10	$8.98	1.80%
Class C	$1,000.00	$1,013.10	$8.98	1.80%
Class I	$1,000.00	$1,019.30	$3.96	0.79%
Class R6	$1,000.00	$1,019.60	$3.71	0.74%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.60	$5.21	1.04%
Class A	$1,000.00	$1,019.60	$5.21	1.04%
Class B	$1,000.00	$1,015.90	$9.00	1.80%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Class I	$1,000.00	$1,020.90	$3.96	0.79%
Class R6	$1,000.00	$1,021.10	$3.71	0.74%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $1,322,716,060)	$1,277,914,071

Investment in High Income Opportunities Portfolio, at value (identified cost, $253,626,488)	245,560,760

Receivable for Fund shares sold	1,721,036

Total assets	$1,525,195,867

Liabilities

Payable for Fund shares redeemed	$4,217,193

Distributions payable	754,029

Payable to affiliates:

Administration fee	186,532

Distribution and service fees	122,788

Trustees’ fees	42

Accrued expenses	176,499

Total liabilities	$5,457,083

Net Assets	$1,519,738,784

Sources of Net Assets

Paid-in capital	$1,626,408,095

Accumulated loss	(106,669,311)

Total	$1,519,738,784

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited) — continued

Advisers Class Shares	April 30, 2019

Net Assets	$98,102,040

Shares Outstanding	11,157,238

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.79

Class A Shares

Net Assets	$210,079,518

Shares Outstanding	22,464,115

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.35

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.57

Class B Shares

Net Assets	$225,225

Shares Outstanding	25,646

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.78

Class C Shares

Net Assets	$71,735,951

Shares Outstanding	8,174,829

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.78

Class I Shares

Net Assets	$1,006,630,536

Shares Outstanding	114,430,927

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.80

Class R6 Shares

Net Assets	$132,965,514

Shares Outstanding	15,114,556

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.80

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income allocated from Portfolios	$45,149,087

Dividends allocated from Portfolios	1,300,776

Expenses allocated from Portfolios	(4,420,993)

Total investment income from Portfolios	$42,028,870

Expenses

Administration fee	$1,210,573

Distribution and service fees

Advisers Class	133,334

Class A	241,974

Class B	2,653

Class C	467,021

Trustees’ fees and expenses	250

Custodian fee	41,332

Transfer and dividend disbursing agent fees	456,142

Legal and accounting services	29,853

Printing and postage	97,911

Registration fees	83,830

Miscellaneous	13,977

Total expenses	$2,778,850

Net investment income	$39,250,020

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —

Investment transactions	$(11,866,802)

Foreign currency transactions	215,831

Forward foreign currency exchange contracts	3,884,105

Net realized loss	$(7,766,866)

Change in unrealized appreciation (depreciation) —

Investments	$(6,757,140)

Foreign currency	(83,925)

Forward foreign currency exchange contracts	(2,075,854)

Net change in unrealized appreciation (depreciation)	$(8,916,919)

Net realized and unrealized loss	$(16,683,785)

Net increase in net assets from operations	$22,566,235

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$39,250,020	$77,706,165

Net realized gain (loss)	(7,766,866)	15,566,627

Net change in unrealized appreciation (depreciation)	(8,916,919)	(23,473,934)

Net increase in net assets from operations	$22,566,235	$69,798,858

Distributions to shareholders —

Advisers Class	$(2,523,269)	$(6,385,951)

Class A	(4,616,481)	(7,592,293)

Class B	(10,428)	(40,116)

Class C	(1,852,752)	(4,362,298)

Class I	(27,412,605)	(58,153,578)

Class R6	(3,023,771)	(1,710,497)

Total distributions to shareholders	$(39,439,306)	$(78,244,733)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$5,563,935	$35,804,252

Class A	16,986,940	39,586,247

Class B	—	8,722

Class C	3,919,844	13,268,299

Class I	229,146,819	605,006,028

Class R6	51,707,425	118,128,872

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	2,498,576	6,348,153

Class A	4,212,401	6,902,409

Class B	10,294	38,541

Class C	1,585,523	3,880,730

Class I	25,024,116	49,495,891

Class R6	1,247,779	905,299

Cost of shares redeemed

Advisers Class	(41,753,689)	(68,240,780)

Class A	(37,496,338)	(58,951,181)

Class B	(5,047)	(274,878)

Class C	(13,981,688)	(33,143,464)

Class I	(604,086,779)	(558,758,391)

Class R6	(45,187,790)	(8,088,087)

Net asset value of shares converted

Class A	39,955,894	556,660

Class B	(536,598)	(556,660)

Class C	(39,419,296)	—

Net increase (decrease) in net assets from Fund share transactions	$(400,607,679)	$151,916,662

Other capital —

Portfolio transaction fee contributed to Eaton Vance Floating Rate Portfolio	$(1,105,123)	$(737,170)

Portfolio transaction fee allocated from Eaton Vance Floating Rate Portfolio	753,695	704,259

Net decrease in net assets from other capital	$(351,428)	$(32,911)

Net increase (decrease) in net assets	$(417,832,178)	$143,437,876

Net Assets

At beginning of period	$1,937,570,962	$1,794,133,086

At end of period	$1,519,738,784	$1,937,570,962

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.850		$8.880	$8.740	$8.550	$8.890	$9.030

Income (Loss) From Operations

Net investment income(1)	$0.204		$0.364	$0.339	$0.362	$0.351	$0.325

Net realized and unrealized gain (loss)	(0.059)		(0.028)	0.142	0.193	(0.335)	(0.120)

Total income from operations	$0.145		$0.336	$0.481	$0.555	$0.016	$0.205

Less Distributions

From net investment income	$(0.205)		$(0.366)	$(0.341)	$(0.365)	$(0.344)	$(0.344)

Tax return of capital	—		—	—	—	(0.012)	(0.001)

Total distributions	$(0.205)		$(0.366)	$(0.341)	$(0.365)	$(0.356)	$(0.345)

Net asset value — End of period	$8.790		$8.850	$8.880	$8.740	$8.550	$8.890

Total Return(2)	1.69	%(3)	3.85%	5.59%	6.72%	0.15%	2.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,102		$133,055	$159,778	$181,145	$173,352	$241,333

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.04	%(6)	1.01%	1.03%	1.06%	1.07%	1.10%

Net investment income	4.72	%(6)	4.10%	3.83%	4.28%	4.00%	3.60%

Portfolio Turnover of the Fund(7)	4	%(3)	12%	13%	13%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.410		$9.450	$9.300	$9.090	$9.460	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.218		$0.387	$0.360	$0.385	$0.379	$0.346

Net realized and unrealized gain (loss)	(0.060)		(0.037)	0.153	0.214	(0.368)	(0.130)

Total income from operations	$0.158		$0.350	$0.513	$0.599	$0.011	$0.216

Less Distributions

From net investment income	$(0.218)		$(0.390)	$(0.363)	$(0.389)	$(0.368)	$(0.365)

Tax return of capital	—		—	—	—	(0.013)	(0.001)

Total distributions	$(0.218)		$(0.390)	$(0.363)	$(0.389)	$(0.381)	$(0.366)

Net asset value — End of period	$9.350		$9.410	$9.450	$9.300	$9.090	$9.460

Total Return(2)	1.73	%(3)	3.77%	5.60%	6.82%	0.10%	2.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$210,080		$186,987	$199,714	$305,764	$343,734	$958,981

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.04	%(6)	1.01%	1.03%	1.07%	1.07%	1.10%

Net investment income	4.74	%(6)	4.10%	3.83%	4.29%	4.06%	3.61%

Portfolio Turnover of the Fund(7)	4	%(3)	12%	13%	13%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.840		$8.870	$8.730	$8.540	$8.880	$9.020

Income (Loss) From Operations

Net investment income(1)	$0.170		$0.295	$0.273	$0.300	$0.285	$0.258

Net realized and unrealized gain (loss)	(0.058)		(0.026)	0.142	0.192	(0.335)	(0.121)

Total income (loss) from operations	$0.112		$0.269	$0.415	$0.492	$(0.050)	$0.137

Less Distributions

From net investment income	$(0.172)		$(0.299)	$(0.275)	$(0.302)	$(0.280)	$(0.276)

Tax return of capital	—		—	—	—	(0.010)	(0.001)

Total distributions	$(0.172)		$(0.299)	$(0.275)	$(0.302)	$(0.290)	$(0.277)

Net asset value — End of period	$8.780		$8.840	$8.870	$8.730	$8.540	$8.880

Total Return(2)	1.31	%(3)	3.08%	4.81%	5.94%	(0.59)%	1.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$225		$767	$1,555	$2,252	$3,612	$5,802

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.80	%(6)	1.76%	1.78%	1.82%	1.82%	1.85%

Net investment income	3.94	%(6)	3.33%	3.09%	3.56%	3.25%	2.86%

Portfolio Turnover of the Fund(7)	4	%(3)	12%	13%	13%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.830		$8.860	$8.720	$8.530	$8.880	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.170		$0.296	$0.272	$0.298	$0.285	$0.257

Net realized and unrealized gain (loss)	(0.048)		(0.027)	0.142	0.193	(0.346)	(0.110)

Total income (loss) from operations	$0.122		$0.269	$0.414	$0.491	$(0.061)	$0.147

Less Distributions

From net investment income	$(0.172)		$(0.299)	$(0.274)	$(0.301)	$(0.279)	$(0.276)

Tax return of capital	—		—	—	—	(0.010)	(0.001)

Total distributions	$(0.172)		$(0.299)	$(0.274)	$(0.301)	$(0.289)	$(0.277)

Net asset value — End of period	$8.780		$8.830	$8.860	$8.720	$8.530	$8.880

Total Return(2)	1.31	%(3)	2.96%	4.92%	5.93%	(0.60)%	1.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,736		$121,021	$137,536	$158,443	$175,558	$203,671

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.80	%(6)	1.76%	1.78%	1.82%	1.82%	1.85%

Net investment income	3.96	%(6)	3.35%	3.08%	3.54%	3.25%	2.86%

Portfolio Turnover of the Fund(7)	4	%(3)	12%	13%	13%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.850		$8.890	$8.740	$8.550	$8.900	$9.040

Income (Loss) From Operations

Net investment income(1)	$0.215		$0.386	$0.361	$0.383	$0.373	$0.348

Net realized and unrealized gain (loss)	(0.049)		(0.037)	0.153	0.194	(0.345)	(0.120)

Total income from operations	$0.166		$0.349	$0.514	$0.577	$0.028	$0.228

Less Distributions

From net investment income	$(0.216)		$(0.389)	$(0.364)	$(0.387)	$(0.365)	$(0.367)

Tax return of capital	—		—	—	—	(0.013)	(0.001)

Total distributions	$(0.216)		$(0.389)	$(0.364)	$(0.387)	$(0.378)	$(0.368)

Net asset value — End of period	$8.800		$8.850	$8.890	$8.740	$8.550	$8.900

Total Return(2)	1.93	%(3)	4.00%	5.97%	6.99%	0.29%	2.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,006,631		$1,369,866	$1,280,058	$613,984	$750,280	$961,024

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.79	%(6)	0.76%	0.77%	0.82%	0.82%	0.85%

Net investment income	4.97	%(6)	4.35%	4.08%	4.54%	4.25%	3.86%

Portfolio Turnover of the Fund(7)	4	%(3)	12%	13%	13%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2016(1)
			2018	2017

Net asset value — Beginning of period	$8.850		$8.880	$8.740	$8.480

Income (Loss) From Operations

Net investment income(2)	$0.218		$0.399	$0.366	$0.131

Net realized and unrealized gain (loss)	(0.049)		(0.036)	0.138	0.270

Total income from operations	$0.169		$0.363	$0.504	$0.401

Less Distributions

From net investment income	$(0.219)		$(0.393)	$(0.364)	$(0.141)

Total distributions	$(0.219)		$(0.393)	$(0.364)	$(0.141)

Net asset value — End of period	$8.800		$8.850	$8.880	$8.740

Total Return(3)	1.96	%(4)	4.05%	5.97%	4.75	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,966		$125,876	$15,491	$13,180

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.74	%(6)	0.72%	0.73%	0.76	%(6)

Net investment income	5.05	%(6)	4.49%	4.13%	4.35	%(6)

Portfolio Turnover of the Fund(7)	4	%(4)	12%	13%	13	%(8)

(1)	For the period from the commencement of operations on June 27, 2016 to October, 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the Fund’s year ended October 31, 2016.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2019 were as follows: Eaton Vance Floating Rate Portfolio (13.4%) and High Income Opportunities Portfolio (20.6%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $5,198,024 and deferred capital losses of $36,894,167 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2018, $36,894,167 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement between the Fund and EVM, the investment adviser fee is computed on investable Fund assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receives an advisory fee (“Investable Assets”) at the following annual rates: for bank loans and bank loan related Investable Assets — 0.575% up to $1 billion of the Fund’s average daily net Investable Assets and at reduced rates when average daily net Investable Assets are $1 billion or more; and for high yield bonds and other instruments that are not bank loan related — 0.30% up to $500 million of the Fund’s daily net Investable Assets, and at reduced rates on daily net Investable Assets of $500 million or more, plus 3.00% of the Fund’s daily income when daily net Investable Assets are less than $500 million, and at reduced rates when daily net Investable assets are $500 million or more. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2019, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $3,898,191 or 0.48% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $1,210,573.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $17,826 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,451 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $133,334 for Advisers Class shares and $241,974 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $1,990 and $350,266 for Class B and Class C shares, respectively.

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $663 and $116,755 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $7,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$49,854,877	$437,714,437

High Income Opportunities Portfolio	9,496,167	83,374,178

In addition, a Portfolio transaction fee is imposed by Eaton Vance Floating Rate Portfolio (the Portfolio) on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1J of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	638,768	4,033,156

Issued to shareholders electing to receive payments of distributions in Fund shares	287,721	715,304

Redemptions	(4,811,522)	(7,693,806)

Net decrease	(3,885,033)	(2,945,346)

17

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,848,450	4,190,970

Issued to shareholders electing to receive payments of distributions in Fund shares	455,614	731,477

Redemptions	(4,050,097)	(6,246,107)

Converted from Class B shares	58,036	58,965

Converted from Class C shares	4,277,478	—

Net increase (decrease)	2,589,481	(1,264,695)

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	—	986

Issued to shareholders electing to receive payments of distributions in Fund shares	1,188	4,348

Redemptions	(583)	(31,013)

Converted to Class A shares	(61,804)	(62,787)

Net decrease	(61,199)	(88,466)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	452,366	1,497,612

Issued to shareholders electing to receive payments of distributions in Fund shares	183,231	438,271

Redemptions	(1,618,055)	(3,741,794)

Converted to Class A shares	(4,552,714)	—

Net decrease	(5,535,172)	(1,805,911)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	26,401,546	68,100,577

Issued to shareholders electing to receive payments of distributions in Fund shares	2,880,842	5,576,794

Redemptions	(69,651,086)	(62,919,201)

Net increase (decrease)	(40,368,698)	10,758,170

18

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	5,951,733	13,288,487

Issued to shareholders electing to receive payments of distributions in Fund shares	143,209	102,005

Redemptions	(5,204,155)	(910,439)

Net increase	890,787	12,480,053

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019 and October 31, 2018, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

19

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,081	$6,121,152

IAP Worldwide Services, Inc.

Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,340,138

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,047	5,642,898

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		58,903	58,795,817

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,037	27,954,636

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,176	8,153,380

Wesco Aircraft Hardware Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,375	11,204,375

WP CPP Holdings, LLC

Term Loan, 6.34%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		7,786	7,795,607

			$131,008,003

Automotive — 2.5%

Adient US, LLC

Term Loan, Maturing April 25, 2024(5)		7,700	$7,700,000

American Axle and Manufacturing, Inc.

Term Loan, 4.77%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		37,952	37,560,188

Apro, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,876	2,897,402

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,016	9,027,145

CS Intermediate Holdco 2, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,149	5,052,855

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,340,775

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,334,401

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		9,717	$9,556,067

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,404	9,380,428

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(5)		39,850	40,023,347

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		37,980	37,109,429

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		19,241	18,940,136

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,744	8,691,244

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		16,580	16,475,759

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,552	12,442,200

Visteon Corporation

Term Loan, 4.25%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,217	2,189,394

			$234,720,770

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,108	$4,102,840

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,396	12,827,115

Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,415,000

			$19,344,955

Brokerage / Securities Dealers / Investment Houses — 0.3%

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,040	$7,057,224

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		14,189	14,112,573

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		2,416	$2,419,020

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.08%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,838,000

			$27,426,817

Building and Development — 2.5%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		27,980	$27,770,416

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,119	10,902,146

Capital Automotive L.P.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,768	4,764,424

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		11,104	11,149,160

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,341	15,328,329

Delachaux Group S.A.

Term Loan, Maturing March 28, 2026(5)	EUR	4,050	4,581,661

Term Loan, Maturing March 28, 2026(5)		5,100	5,092,034

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		54,538	54,663,408

Henry Company, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		5,149	5,158,197

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,751	9,647,274

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		37,680	37,529,089

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,315	21,341,147

Realogy Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,768	10,542,738

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,530	$2,530,978

Werner FinCo L.P.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,329	8,089,411

WireCo WorldGroup, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,829	7,852,750

			$236,943,162

Business Equipment and Services — 8.2%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,736	$3,794,735

Adtalem Global Education, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,516	4,510,230

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		20,950	21,010,073

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,290,708

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		26,228	26,326,606

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,485,516

Belfor Holdings, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		5,250	5,308,931

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,524,837

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,945	10,931,319

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.82%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		5,920	5,827,069

Camelot UK Holdco Limited

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		18,944	18,944,351

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		17,562	$17,671,511

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		65,215	65,279,155

Crossmark Holdings, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 15, 2019		3,003	3,004,738

Term Loan, 0.00%, Maturing December 20, 2019(6)		35,294	11,205,818

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		23,854	23,821,500

Deerfield Dakota Holding, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		13,934	13,832,210

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,454	14,345,595

Education Management, LLC

Revolving Loan, 0.00%, Maturing March 31, 2020(2)(3)(6)		10,413	1,964,928

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,666	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		8,335	1,572,853

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		49,901	50,000,909

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		15,407	15,416,979

Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,220	10,507,971

Gartner, Inc.

Term Loan, 3.98%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		2,700	2,710,057

Global Payments, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		3,539	3,543,533

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		5,985	5,985,934

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,461	32,501,605

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,751	19,668,200

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,925	$9,763,473

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	13,021	12,955,943

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	11,110	11,131,135

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	66,792	67,005,666

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	36,318	36,399,597

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	20,530	19,169,541

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	10,117	9,762,549

Ping Identity Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	6,228	6,251,292

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	5,092	5,083,636

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	10,638	10,668,177

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	16,897	16,984,038

ServiceMaster Company

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,386	3,396,120

SMG Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	2,673	2,662,976

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	25,129	25,181,760

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	45,161	44,746,570

Trans Union, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	9,823	9,843,283

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Trans Union, LLC (continued)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,186	$5,196,075

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(5)		18,275	18,434,906

Vestcom Parent Holdings, Inc.

Term Loan, 6.51%, (USD LIBOR + 4.00%), Maturing December 19, 2023(4)		8,454	8,115,768

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,532	1,493,336

West Corporation

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,920	3,757,260

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,856	15,394,489

ZPG PLC

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	5,583,450

Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,192,893

			$784,161,804

Cable and Satellite Television — 4.3%

Altice France S.A.

Term Loan, 6.47%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,975	$4,900,375

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,264	34,392,724

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		28,216	28,180,466

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,042	13,042,312

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,258	17,279,663

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,803	10,718,311

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,916	22,342,977

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,565	4,485,348

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,853,037

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	$20,145,142

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	1,499,583

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,766,194

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,225,089

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		21,188	21,220,011

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,378,116

Virgin Media Investment Holdings Limited

Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,457,866

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,578,930

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	48,126,107

			$414,592,251

Chemicals and Plastics — 4.1%

Alpha 3 B.V.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		10,503	$10,482,945

Aruba Investments, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,795	3,800,155

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,214	6,222,080

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		41,910	41,741,602

Caldic B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	555,192

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,665,577

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,409	$7,264,246

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,221	6,233,119

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,912,500

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,795	3,798,795

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,877	3,881,378

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,139	9,148,572

Flint Group GmbH

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,726	2,562,881

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,493	15,503,331

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,779	9,803,102

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,307	22,243,646

Hexion, Inc.

DIP Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing October 1, 2020		4,125	4,139,182

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	28,798	32,095,953

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,336,279

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,645,648

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,275	4,799,340

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		21,800	21,795,466

Momentive Performance Materials, Inc.

Term Loan, Maturing April 16, 2024(5)		4,925	4,945,005

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		8,379	8,394,711

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		4,158	$4,103,426

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,347	11,417,195

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		25,037	25,059,654

Proampac PG Borrower, LLC

Term Loan, 6.11%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		8,441	8,299,958

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,799	4,662,820

Starfruit Finco B.V.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,109,229

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		22,725	22,693,049

Tata Chemicals North America, Inc.

Term Loan, 5.38%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,667,757

Trinseo Materials Operating S.C.A.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,054	4,056,161

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		29,569	29,685,667

Univar, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		18,615	18,661,784

Venator Materials Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,260	4,275,994

Versum Materials, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,241	3,242,095

			$387,905,494

Clothing / Textiles — 0.0%(7)

Tumi, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		3,303	$3,304,237

			$3,304,237

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,716	$2,719,105

SGB-SMIT Management GmbH

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,506,092

			$9,225,197

Containers and Glass Products — 2.6%

Anchor Glass Container Corporation

Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		5,548	$4,701,768

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		6,776	6,699,415

Berry Global, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	1,000,104

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		14,319	14,315,169

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,350	7,336,638

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		22,946	22,710,394

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,216	6,202,960

Flex Acquisition Company, Inc.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		38,378	37,782,136

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,443	17,175,313

Libbey Glass, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,288	9,310,250

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,022	7,004,383

Reynolds Group Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,242	58,469,962

Ring Container Technologies Group, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		2,289	2,281,862

Trident TPI Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		17,208	16,864,195

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Verallia Packaging S.A.S.

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	23,256	$26,064,033

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,676,564

			$245,595,146

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$24,298,346

			$24,298,346

Drugs — 3.0%

Albany Molecular Research, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,305	$10,293,510

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		18,979	18,943,493

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		27,469	27,623,245

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		26,367	23,796,372

Bausch Health Companies, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		63,879	64,143,920

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		39,424	39,176,970

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		12,147	12,227,903

Jaguar Holding Company II

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,580	67,296,104

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		23,143	20,866,990

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		6,928	6,382,312

			$290,750,819

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.6%

Advanced Disposal Services, Inc.

Term Loan, 4.68%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		23,735	$23,827,039

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,671	16,699,556

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,770	17,656,760

			$58,183,355

Electronics / Electrical — 11.1%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,690	$34,454,467

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		36,996	37,031,089

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,345,215

Aptean, Inc.

Term Loan, Maturing March 29, 2026(5)		5,750	5,778,750

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		7,655	7,691,112

Barracuda Networks, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,658	12,669,880

BMC Software Finance, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,441	3,894,425

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		35,262	35,094,132

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021		12,931	12,607,396

Carbonite, Inc.

Term Loan, 6.31%, (2 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		5,275	5,321,156

Celestica, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,690	4,548,876

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,414	4,369,798

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,472	10,380,742

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,850	$20,050,981

CPI International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,240	11,263,827

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,284	10,285,533

Datto, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,925	3,969,156

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,719	20,767,138

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,750	13,818,583

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,509	6,516,661

Entegris, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,843	2,840,208

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,598	16,620,303

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,969	6,981,942

EXC Holdings III Corp.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		2,414	2,429,166

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025		11,238	11,228,671

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(2)		450	452,801

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,134	3,153,761

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		58,608	58,776,725

GTCR Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,955	3,328,830

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		41,721	$42,003,795

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,364	17,461,529

Infor (US), Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,577,359

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	1,006	1,134,142

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		47,007	47,217,147

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		2,971	2,990,030

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		37,990	37,883,646

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,679	5,655,203

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,315	18,313,263

Marcel LUX IV S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 15, 2026	EUR	2,650	2,965,429

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,250	3,241,875

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		5,385	5,402,141

Mirion Technologies, Inc.

Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,125	4,155,937

MKS Instruments, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,025	4,036,318

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		846	845,904

Prometric Holdings, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,341	3,331,854

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,309	17,136,182

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Renaissance Holding Corp. (continued)

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	$2,088,000

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	38,351	38,190,980

SGS Cayman L.P.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,123	1,100,442

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	61,111	51,562,486

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	27,153	27,196,955

Southwire Company

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	4,833	4,818,358

Sparta Systems, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,448	3,137,225

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	18,752	18,797,359

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	2,761	2,767,034

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	26,233	26,296,355

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,453	13,351,701

Sutherland Global Services, Inc.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,824	4,727,442

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	24,662	24,727,095

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	2,294	2,291,382

TTM Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,188,965

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	49,525	49,560,914

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Uber Technologies (continued)

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,382	$30,572,205

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,060	10,894,100

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,443	11,445,361

Veritas Bermuda, Ltd.

Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,122	22,674,440

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,076	18,007,884

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	1,544	1,733,181

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,645,475

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,406	11,323,929

			$1,056,122,346

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		51,631	$51,690,904

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,930	6,856,369

			$58,547,273

Financial Intermediaries — 3.2%

Blackstone Mortgage Trust, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 8, 2026		4,125	$4,135,312

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,380	33,421,573

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,134	13,133,750

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		34,065	21,759,312

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	$2,228,754

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,995	3,005,980

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,300	10,486,294

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		17,824	17,905,681

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		10,678	10,741,818

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,492	6,516,559

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		34,742	34,980,919

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		13,450	13,466,812

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,766	15,864,286

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,753	36,913,621

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,138	15,176,211

Jefferies Finance, LLC

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,970	1,957,687

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,276	16,296,004

MIP Delaware, LLC

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,556,535

Ocwen Loan Servicing, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,731	2,741,385

Sesac Holdco II, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,375	10,228,403

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,905	$6,913,882

Victory Capital Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	3,947,352

Virtus Investment Partners, Inc.

Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		6,764	6,778,829

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		12,269	12,269,243

			$302,426,202

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,372	$34,106,730

Badger Buyer Corp.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,004	4,872,474

CHG PPC Parent, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		3,672	3,679,011

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,245	20,323,485

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		9,110	8,977,301

Froneri International, Ltd.

Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	19,850	22,226,658

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,277	10,077,982

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,736	5,701,567

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		14,550	12,876,803

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,268	16,349,591

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		29,951	30,044,020

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		78,509	$78,642,352

Term Loan, Maturing April 25, 2026(5)		54,500	54,684,919

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,882,089

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		5,373	5,376,859

Refresco Group B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,668,277

Term Loan, 4.87%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,941,025

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,327	9,396,575

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,620,247

			$357,447,965

Food Service — 1.8%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,488	$79,488,346

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,610,430

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,419	7,270,559

Dhanani Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,270	7,206,449

Froneri International, Ltd.

Term Loan, 3.48%, (1 mo. GBP LIBOR + 2.75%), Maturing January 31, 2025	GBP	12,010	15,613,662

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,438	25,422,098

KFC Holding Co.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		6,695	6,709,112

NPC International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		6,674	5,589,364

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,266	$12,264,943

Welbilt, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		5,727	5,690,819

			$174,865,782

Food / Drug Retailers — 0.9%

Albertsons, LLC

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		5,062	$5,076,492

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		46,662	46,778,228

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		12,474	12,489,593

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,297	5,038,296

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	4,515,824

Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	10,265,987

			$84,164,420

Health Care — 8.2%

Acadia Healthcare Company, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,038	$3,041,694

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,108	17,022,417

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	15,552,456

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		8,913	8,968,203

Term Loan - Second Lien, 12.48%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188

Argon Medical Devices, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,079	7,107,996

Athletico Management, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,888	4,899,969

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		17,278	$17,385,979

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,660	9,753,748

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,712	11,360,155

Carestream Dental Equipment, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,112	5,943,859

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		29,050	29,104,149

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,485	10,511,062

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,219	11,232,888

CryoLife, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,505	5,523,662

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	11,928	13,207,518

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2022	EUR	8,500	9,608,081

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,705	55,849,974

Equian, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		7,618	7,614,981

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		23,935	24,039,304

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,689	42,802,804

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,029	12,058,571

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,059	16,085,308

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	9,675	$9,689,419

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	9,500	9,515,863

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,363	27,478,916

KUEHG Corp.

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,425,000

Medical Solutions, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,365	8,365,129

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	43,198	42,840,067

National Mentor Holdings, Inc.

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	308	309,684

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	4,967	4,985,920

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,797	8,775,440

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,538	17,906,999

Ortho-Clinical Diagnostics SA

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	48,973	48,138,952

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	21,498	21,108,598

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	19,342	19,456,517

Term Loan, 0.50%, Maturing February 12, 2026(2)	1,758	1,768,774

Press Ganey Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	6,546	6,555,632

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,291	12,509,918

R1 RCM, Inc.

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,724	6,724,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Radiology Partners Holdings, LLC

Term Loan, 7.36%, (USD LIBOR + 4.75%), Maturing June 21, 2025(4)	5,312	$5,338,212

RadNet, Inc.

Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing June 30, 2023(4)	16,227	16,277,698

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	20,250	20,300,439

Sotera Health Holdings, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	12,324	12,281,500

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,789	18,584,546

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	2,806	2,802,663

Team Health Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,285	34,153,068

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,572	8,581,243

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	14,771	14,789,195

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	22,569	22,752,373

Viant Medical Holdings, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	5,696	5,719,514

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	21,550	21,718,349

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	3,239	3,198,316

		$781,260,098

Home Furnishings — 0.6%

Bright Bidco B.V.

Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	18,293	$13,856,658

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,260	$41,187,108

			$55,043,766

Industrial Equipment — 3.8%

AI Alpine AT Bidco GmbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,154,664

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,126	9,126,000

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		20,785	20,597,542

Carlisle Foodservice Products, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		5,552	5,426,867

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,239	21,187,697

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,040	4,039,875

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,986	3,327,712

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,464	8,319,280

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,083	12,068,281

DXP Enterprises, Inc.

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,713	5,727,282

Engineered Machinery Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,464	9,262,763

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,591	3,586,511

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,166	28,306,488

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,381	4,941,090

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		16,233	16,290,205

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,237	$7,025,184

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,275	8,302,695

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,482	10,623,082

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		25,620	25,700,377

Hayward Industries, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		436	436,256

LTI Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,871	5,797,119

Milacron, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		21,989	21,824,075

Minimax GmbH & Co. KG

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,458	3,905,081

Quimper AB

Term Loan, Maturing February 13, 2026(5)	EUR	934	1,053,409

Term Loan, Maturing February 13, 2026(5)	EUR	19,291	21,756,203

Rexnord, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		9,776	9,800,039

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,819	21,478,124

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		7,007	6,936,905

Tank Holding Corp.

Term Loan, 6.69%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		5,325	5,370,928

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,234	34,943,164

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,176,357

			$359,491,255

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 2.5%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		12,531	$12,337,887

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,781	36,778,017

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		23,808	23,926,873

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,236	28,377,201

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,233	2,243,359

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	30,221,953

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,429,190

Hub International, Limited.

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		33,835	33,541,999

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		34,375	33,984,647

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		2,469	2,465,341

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		28,469	28,284,367

			$238,590,834

Leisure Goods / Activities / Movies — 4.2%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(5)		20,275	$20,350,930

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	38,425	43,124,438

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	47,552,333

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,773	43,535,762

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		8,358	8,119,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	$19,624,581

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	9,603	10,734,185

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		21,632	21,569,765

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,758,574

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,743	18,625,447

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	9,897,840

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		484	487,170

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		1,935	1,948,681

Live Nation Entertainment, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		36,923	36,969,620

Match Group, Inc.

Term Loan, 5.04%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,151,203

Sabre GLBL, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		990	989,975

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,176	16,179,352

SRAM, LLC

Term Loan, 5.33%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		19,745	19,844,186

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,776	9,647,937

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,315	11,420,573

UFC Holdings, LLC

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2026		19,030	19,117,249

			$396,649,257

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 4.1%

Aimbridge Acquisition Co., Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,050	$3,068,986

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	14,972,041

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,938,943

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,548	4,555,774

Churchill Downs Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,456	3,462,730

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,137	37,143,252

Eldorado Resorts, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,608,553

ESH Hospitality, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,394	15,378,378

Four Seasons Hotels Limited

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,746	6,753,048

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		28,414	28,518,361

GVC Holdings PLC

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,635,072

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,784,892

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,474	12,484,391

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,614,688

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		36,185	36,358,720

Hospitality Investors Trust

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2020		5,100	5,100,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,999	$17,001,703

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,881	28,907,279

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		27,941	27,556,448

Richmond UK Bidco Limited

Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,809	3,500,494

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,702,747

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		52,398	52,712,265

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,293	22,282,035

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		9,353	9,354,674

			$390,395,474

Nonferrous Metals / Minerals — 0.7%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		582	$480,865

Dynacast International, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,228	13,210,897

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,926	17,577,269

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		2,878	12,590

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		6,914	6,965,918

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,563,750

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	16,824,008

			$63,635,297

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 1.9%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	21,553	$21,553,248

Apergy Corporation

Term Loan, 5.03%, (USD LIBOR + 2.50%), Maturing May 9, 2025(4)	809	809,469

Centurion Pipeline Company, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,217	3,231,012

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 29, 2021	15,519	15,525,221

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	27,300	27,317,063

Delek US Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	5,277	5,281,120

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	26,006	25,214,591

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,157	14,045,514

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,484	9,448,593

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	9,550	9,669,375

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	8,014	7,964,022

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	933	685,457

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,501	1,837,956

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17,976	13,212,519

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,412	1,094,119

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,311	1,791,272

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,443	13,518,196

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024		15,825	$13,503,995

			$185,702,742

Publishing — 0.9%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		13,850	$13,821,565

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		21,186	21,183,744

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,480,794

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,945	11,930,131

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,548	10,182,665

LSC Communications, Inc.

Term Loan, 7.93%, (1 Week USD LIBOR + 5.50%), Maturing September 30, 2022		8,891	8,924,743

Multi Color Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022		3,220	3,211,998

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		14,051	14,068,311

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,357	2,247,379

			$90,051,330

Radio and Television — 2.1%

ALM Media Holdings, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		8,187	$7,782,945

AP NMT Acquisition B.V.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		3,724	3,725,520

CBS Radio, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024		9,933	9,941,901

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022		20,699	20,521,492

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

E.W. Scripps Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,112	$4,016,421

Term Loan, Maturing April 3, 2026(5)	3,275	3,283,188

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,943	9,532,612

Gray Television, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,807,588

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,052	9,089,083

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	11,887	11,881,810

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,990,737

Term Loan, 0.00%, Maturing January 30, 2020(6)	33,740	25,122,060

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,319	4,308,133

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	22,956	22,898,310

Sinclair Television Group, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,149	14,166,928

Univision Communications, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	44,851	43,245,957

		$199,314,685

Retailers (Except Food and Drug) — 1.9%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$12,237,150

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,510	12,512,627

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	13,416	13,495,391

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	15,837	15,880,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Coinamatic Canada, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	268	$261,527

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,232	3,296,948

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	11,695	10,233,263

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	2,718	2,719,759

Go Wireless, Inc.

Term Loan, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,623	2,583,986

Harbor Freight Tools USA, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,841	5,814,873

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,825	13,747,584

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	25,889	20,007,037

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,120	11,575,048

PetSmart, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	43,627	42,176,867

PFS Holding Corporation

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,928	3,424,988

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,406	4,185,642

Radio Systems Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,667	4,631,873

		$178,784,617

Steel — 1.0%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,991	$19,026,533

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	27,502	27,535,845

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,112	$8,030,726

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,727	9,749,044

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,628,275

		$93,970,423

Surface Transport — 0.5%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,269	$3,290,942

Agro Merchants NAI Holdings, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	11,350	11,364,193

Avis Budget Car Rental, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,687	5,639,017

Kenan Advantage Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,811	1,787,142

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	6,535	6,463,176

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	16,849	16,669,771

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,262,530

		$49,476,771

Telecommunications — 5.0%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	73,415	$73,070,824

Ciena Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	13,109	13,145,988

Colorado Buyer, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	16,488	16,075,708

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	14,575	13,099,115

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	31,950	$35,837,933

Term Loan, Maturing April 23, 2026(5)	EUR	6,000	6,738,015

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,084,480

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		20,304	19,009,890

Intelsat Jackson Holdings S.A.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,160,188

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,001,893

IPC Corp.

Term Loan, 7.09%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,620,230

Level 3 Financing, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,924,676

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,765	11,168,937

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		14,935	14,847,750

SBA Senior Finance II, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,904	32,754,820

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,468	59,777,390

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		9,426	9,304,539

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,286	10,753,436

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		45,990	45,951,115

Zayo Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,005,312

			$479,332,239

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 1.7%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	28,553	$28,763,134

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,635	2,637,960

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	2,990	2,997,987

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	34,572	34,665,871

Dayton Power & Light Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,425	5,438,688

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,219	37,368,202

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,686	1,692,567

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	871	867,886

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	15,439	15,387,623

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	4,692	4,199,508

Talen Energy Supply, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	6,134	6,152,148

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	11,102	11,128,159

Vistra Operations Company, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 14, 2023	2,481	2,491,042

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	12,580	12,614,004

		$166,404,779

Total Senior Floating-Rate Loans (identified cost $8,856,336,331)		$8,629,137,911

Corporate Bonds & Notes — 2.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(9)	5,275	$5,505,781

		$5,505,781

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,325	$4,525,248

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,788,992

			$11,314,240

Business Equipment and Services — 0.1%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	$7,939,500

5.75%, 4/15/26(9)		7,900	8,008,625

			$15,948,125

Cable and Satellite Television — 0.1%

Virgin Media Secured Finance PLC

5.25%, 1/15/26(9)		4,635	$4,732,150

Ziggo B.V.

5.50%, 1/15/27(9)		2,000	2,005,000

			$6,737,150

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20(6)		16,525	$13,178,687

PQ Corp.

6.75%, 11/15/22(9)		4,000	4,155,000

			$17,333,687

Containers and Glass Products — 0.2%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		14,537	$14,598,397

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	9,987,031

			$24,585,428

Drugs — 0.6%

Bausch Health Companies, Inc.

6.50%, 3/15/22(9)		11,092	$11,494,085

7.00%, 3/15/24(9)		14,419	15,230,069

5.50%, 11/1/25(9)		19,675	20,209,963

Par Pharmaceutical, Inc.

7.50%, 4/1/27(9)		7,500	7,798,500

			$54,732,617

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Entertainment — 0.1%

Vue International Bidco PLC

4.94%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	8,625	$9,671,561

			$9,671,561

Food Products — 0.0%(7)

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,181	$1,541,134

			$1,541,134

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$9,684,835

			$9,684,835

Health Care — 0.6%

Avantor, Inc.

6.00%, 10/1/24(9)		13,105	$13,707,011

CHS/Community Health Systems, Inc.

5.125%, 8/1/21		7,500	7,425,000

6.25%, 3/31/23		16,650	16,275,375

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(9)		10,550	11,225,859

Tenet Healthcare Corp.

6.00%, 10/1/20		2,500	2,593,750

4.375%, 10/1/21		4,700	4,776,375

			$56,003,370

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22		5,250	$5,315,625

			$5,315,625

Oil and Gas — 0.1%

CITGO Petroleum Corp.

6.25%, 8/15/22(9)		11,500	$11,514,375

			$11,514,375

Radio and Television — 0.1%

iHeartCommunications, Inc.

9.00%, 12/15/19(6)		8,994	$6,700,530

Univision Communications, Inc.

5.125%, 2/15/25(9)		5,500	5,190,625

			$11,891,155

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%

CommScope, Inc.

6.00%, 3/1/26(9)	10,575	$11,222,719

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	6,325	6,342,836

		$17,565,555

Utilities — 0.2%

Calpine Corp.

6.00%, 1/15/22(9)	3,000	$3,041,250

5.875%, 1/15/24(9)	5,000	5,112,500

5.25%, 6/1/26(9)	10,925	10,979,625

		$19,133,375

Total Corporate Bonds & Notes (identified cost $283,686,343)		$278,478,013

Asset-Backed Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,429,778

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,883,785

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	3,412,475

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,938,247

Apidos CLO XX

Series 2015-20A, Class DR, 8.301%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,251,384

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.997%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,506,390

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,431,528

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 5.592%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,461,237

Series 2018-49A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,306,530

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.584%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	$5,000	$4,855,425

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,780,024

Babson CLO, Ltd.

Series 2015-IA, Class DR, 5.192%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,407,058

Series 2016-1A, Class DR, 5.642%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,237,859

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,353,053

Series 2018-1A, Class C, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,378,270

Bain Capital Credit CLO

Series 2018-1A, Class D, 5.292%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,851,440

Series 2018-1A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,779,620

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 5.522%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,837,730

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,332,955

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,044,852

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,417,487

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,977,192

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,232,937

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 5.483%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,398,890

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	4,168,424

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,490,033

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,425,270

Series 2018-1A, Class D, 5.633%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,405,505

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,909,089

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	$4,875	$4,529,246

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,195,306

Series 2017-1A, Class E, 8.847%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,106,510

Canyon CLO, Ltd.

Series 2018-1A, Class D, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,892,723

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,565,321

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 6.097%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,501,930

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,465,813

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	979,111

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,994,349

Series 2014-4RA, Class C, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,899,984

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,304,031

Carlyle CLO, Ltd

Series C17A, Class CR, 5.383%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,857,605

Series C17A, Class DR, 8.583%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,328,309

Dryden CLO, Ltd.

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,458,441

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,866,585

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,949,774

Series 2015-41A, Class DR, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,756,440

Series 2015-41A, Class ER, 7.897%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,173,616

Series 2016-42A, Class DR, 5.527%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,454,172

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,283,601

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	$2,500	$2,423,276

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 5.68%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,474,392

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,331,438

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	2,345,726

Series 2018-37A, Class D, 5.892%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,900,700

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,421,337

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,942,052

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,779,733

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,473,293

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.688%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,426,113

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,863,247

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 8.192%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,837,609

Series 2018-30A, Class D, 6.411%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,488,702

Series 2018-30A, Class E, 9.511%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	1,002,444

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 10.144%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	900,243

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.788%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,444,750

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,870,820

Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,835,549

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,839,886

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,864,635

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.697%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	$2,500	$2,450,397

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,690,142

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,449,327

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,293,995

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,811,222

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,315,576

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,389,328

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.792%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,419,443

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,333,113

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.842%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,872,640

Series 2018-10A, Class D, 8.782%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,727,265

Voya CLO, Ltd.

Series 2015-3A, Class CR, 5.742%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,435,755

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,258,319

Series 2016-3A, Class CR, 5.851%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,962,850

Series 2016-3A, Class DR, 8.681%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,226,224

Series 2018-1A, Class C, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,767,165

Series 2018-2A, Class E, 7.847%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,297,062

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,953,140

Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,336,823

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.892%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,892,841

Total Asset-Backed Securities (identified cost $274,042,669)		$263,526,666

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.3%
Security	Shares	Value

Aerospace and Defense — 0.3%

IAP Global Services, LLC(3)(11)(12)(13)	950	$12,034,533

IAP Global Services, LLC(3)(11)(12)(13)	1,627	15,458,046

		$27,492,579

Automotive — 0.0%(7)

Dayco Products, LLC(12)(13)	88,506	$3,263,659

		$3,263,659

Electronics / Electrical — 0.0%(7)

Answers Corp.(3)(12)(13)	906,100	$1,785,017

		$1,785,017

Health Care — 0.0%(7)

New Millennium Holdco, Inc.(12)(13)	421,318	$33,705

		$33,705

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(12)(13)	304,664	$0

		$0

Oil and Gas — 0.6%

AFG Holdings, Inc.(3)(12)(13)	498,342	$36,578,303

Fieldwood Energy, Inc.(12)(13)	51,241	1,793,435

Fieldwood Energy, Inc.(12)(13)	221,919	7,767,165

Samson Resources II, LLC, Class A(12)(13)	435,055	10,332,556

Southcross Holdings Group, LLC(3)(12)(13)	1,281	0

Southcross Holdings L.P., Class A(12)(13)	1,281	720,563

		$57,192,022

Publishing — 0.3%

ION Media Networks, Inc.(3)(13)	28,605	$22,805,622

Tweddle Group, Inc.(3)(12)(13)	19,500	781,365

		$23,586,987

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(12)(13)	551,505	$9,993,271

Cumulus Media, Inc., Class B(12)(13)	93,069	1,582,173

		$11,575,444

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, Inc.(12)(13)	227,323	$1,420,769

		$1,420,769

Total Common Stocks (identified cost $56,119,082)		$126,350,182

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(12)(13)	42,177	$39,541

Paragon Offshore Finance Company, Class B(12)(13)	21,089	777,657

Total Miscellaneous (identified cost $458,685)		$817,198

Short-Term Investments — 3.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(14)	368,675,783	$368,675,783

Total Short-Term Investments (identified cost $368,673,115)		$368,675,783

Total Investments — 101.4% (identified cost $9,839,316,225)		$9,666,985,753

Less Unfunded Loan Commitments — (0.1)%		$(10,930,720)

Net Investments — 101.3% (identified cost $9,828,385,505)		$9,656,055,033

Other Assets, Less Liabilities — (1.3)%		$(121,854,722)

Net Assets — 100.0%		$9,534,200,311

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $471,140,941 or 4.9% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(11)	Affiliated company (see Note 9).

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,647,198	CAD	13,970,881	HSBC Bank USA, N.A.	5/31/19	$211,028	$—

USD	183,822,418	EUR	160,133,822	State Street Bank and Trust Company	5/31/19	3,780,753	—

USD	4,831,721	EUR	4,244,719	State Street Bank and Trust Company	5/31/19	59,298	—

GBP	4,000,000	USD	5,234,933	State Street Bank and Trust Company	6/28/19	—	(3,123)

USD	197,407,793	EUR	174,165,418	HSBC Bank USA, N.A.	6/28/19	1,111,554	—

USD	42,866,067	EUR	38,040,750	HSBC Bank USA, N.A.	6/28/19	—	(8,439)

USD	2,275,776	EUR	2,002,500	JPMorgan Chase Bank, N.A.	6/28/19	18,823	—

USD	152,421,593	EUR	135,605,796	Goldman Sachs International	7/31/19	—	(839,841)

USD	74,120,199	GBP	57,096,351	State Street Bank and Trust Company	7/31/19	—	(680,189)

						$5,181,456	$(1,531,592)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investments —

Unaffiliated investments, at value (identified cost, $9,457,366,982)	$9,259,886,671

Affiliated investment fund, at value (identified cost, $368,673,115)	368,675,783

Affiliated companies, at value (identified cost, $2,345,408)	27,492,579

Total Investments, at value (identified cost, $9,828,385,505)	$9,656,055,033

Cash	$35,604,888

Deposits for derivatives collateral — forward foreign currency exchange contracts	3,940,016

Foreign currency, at value (identified cost, $534,267)	533,512

Interest receivable	27,317,206

Dividends receivable from affiliated investment fund	625,667

Receivable for investments sold	24,647,114

Receivable for open forward foreign currency exchange contracts	5,181,456

Prepaid expenses	1,730,190

Total assets	$9,755,635,082

Liabilities

Cash collateral due to brokers	$3,940,016

Payable for investments purchased	210,573,149

Payable for open forward foreign currency exchange contracts	1,531,592

Payable to affiliates:

Investment adviser fee	3,836,816

Trustees’ fees	9,087

Accrued expenses	1,544,111

Total liabilities	$221,434,771

Commitments and contingencies (Note 11)

Net Assets applicable to investors’ interest in Portfolio	$9,534,200,311

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$276,872,657

Dividends	4,199,935

Dividends from affiliated investment fund	4,878,888

Total investment income	$285,951,480

Expenses

Investment adviser fee	$24,592,001

Trustees’ fees and expenses	54,878

Custodian fee	1,136,481

Legal and accounting services	544,382

Interest expense and fees	1,533,846

Miscellaneous	201,182

Total expenses	$28,062,770

Net investment income	$257,888,710

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(65,490,910)

Investment transactions — affiliated investment fund	(15,739)

Foreign currency transactions	1,631,890

Forward foreign currency exchange contracts	27,342,847

Net realized loss	$(36,531,912)

Change in unrealized appreciation (depreciation) —

Investments	$(83,760,955	)(1)

Investments — affiliated investment fund	83,201

Foreign currency	(617,268)

Forward foreign currency exchange contracts	(14,274,115)

Net change in unrealized appreciation (depreciation)	$(98,569,137)

Net realized and unrealized loss	$(135,101,049)

Net increase in net assets from operations	$122,787,661

(1)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $2,029,496 (see Note 9).

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$257,888,710	$459,768,237

Net realized gain (loss)	(36,531,912)	99,520,159

Net change in unrealized appreciation (depreciation)	(98,569,137)	(50,513,978)

Net increase in net assets from operations	$122,787,661	$508,774,418

Capital transactions —

Contributions	$120,668,294	$1,754,720,809

Withdrawals	(2,217,274,983)	(561,884,656)

Portfolio transaction fee	5,630,324	4,812,064

Net increase (decrease) in net assets from capital transactions	$(2,090,976,365)	$1,197,648,217

Net increase (decrease) in net assets	$(1,968,188,704)	$1,706,422,635

Net Assets

At beginning of period	$11,502,389,015	$9,795,966,380

At end of period	$9,534,200,311	$11,502,389,015

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.55	%(2)	0.54%	0.56%	0.58%	0.55%	0.52%

Net investment income	5.10	%(2)	4.38%	4.07%	4.58%	4.27%	3.89%

Portfolio Turnover	7	%(3)	30%	42%	27%	19%	34%

Total Return	1.56	%(3)	5.05%	5.69%	7.10%	0.56%	2.23%

Net assets, end of period (000’s omitted)	$9,534,200		$11,502,389	$9,795,966	$8,205,738	$9,936,014	$13,901,215

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating-Rate NextShares held an interest of 86.5%, 13.4% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

48

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the

49

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $24,592,001 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $730,517,622 and $2,254,497,009, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,829,526,002

Gross unrealized appreciation	$113,998,031

Gross unrealized depreciation	(283,819,136)

Net unrealized depreciation	$(169,821,105)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

50

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $1,531,592. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$5,181,456	(1)	$(1,531,592	)(2)

Total Derivatives subject to master netting or similar agreements	$5,181,456		$(1,531,592)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liablities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,322,582	$(8,439)	$(1,314,143)	$—	$—

JPMorgan Chase Bank, N.A.	18,823	—	—	—	18,823

State Street Bank and Trust Company	3,840,051	(683,312)	(3,156,739)	—	—

	$5,181,456	$(691,751)	$(4,470,882)	$—	$18,823

51

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(839,841)	$—	$—	$—	$(839,841)

HSBC Bank USA, N.A.	(8,439)	8,439	—	—	—

State Street Bank and Trust Company	(683,312)	683,312	—	—	—

	$(1,531,592)	$691,751	$—	$—	$(839,841)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$27,342,847	$(14,274,115)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $765,871,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured credit facility with a group of banks, which is in effect through March 9, 2020. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $638,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2019 is $1,043,747 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

52

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2019, the value of the Portfolio’s investment in affiliated companies was $27,492,579, which represents 0.29% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended April 30, 2019 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)

Common Stock*

IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$27,492,579	$—	$—	$2,029,496

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,588,538,610	$29,668,581	$8,618,207,191

Corporate Bonds & Notes	—	278,478,013	—	278,478,013

Asset-Backed Securities	—	263,526,666	—	263,526,666

Common Stocks	9,993,271	26,914,025	89,442,886	126,350,182

Miscellaneous	—	817,198	—	817,198

Short-Term Investments	—	368,675,783	—	368,675,783

Total Investments	$9,993,271	$9,526,950,295	$119,111,467	$9,656,055,033

Forward Foreign Currency Exchange Contracts	$—	$5,181,456	$—	$5,181,456

Total	$9,993,271	$9,532,131,751	$119,111,467	$9,661,236,489

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,531,592)	$—	$(1,531,592)

Total	$—	$(1,531,592)	$—	$(1,531,592)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Portfolio does not anticipate that it will suffer any loss to the Portfolio’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

55

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate & High Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Eaton Vance Floating Rate Portfolio, High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio

56

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716    4.30.19

Eaton Vance

Global Income Builder Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Global Income Builder Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	42

Officers and Trustees	46

Important Notices	47

Eaton Vance

Global Income Builder Fund

April 30, 2019

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, of Boston Management and Research

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	7.46%	4.32%	5.40%	8.74%
Class A with 5.75% Maximum Sales Charge	—	—	1.23	–1.67	4.15	8.09
Class C at NAV	11/30/2005	11/30/2005	7.01	3.57	4.60	7.91
Class C with 1% Maximum Sales Charge	—	—	6.01	2.57	4.60	7.91
Class I at NAV	01/31/2006	11/30/2005	7.62	4.62	5.68	9.02
Class R at NAV	01/31/2006	11/30/2005	7.21	3.93	5.10	8.44
MSCI World Index	—	—	8.83%	6.48%	7.30%	11.57%
ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index	—	—	5.02	4.38	3.76	9.56
Blended Index	—	—	7.56	5.86	6.12	10.96

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.18%	1.93%	0.92%	1.42%
Net			1.17	1.92	0.92	1.42

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder Fund

April 30, 2019

Fund Profile4

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	1.7%

Amazon.com, Inc.	1.6

Microsoft Corp.	1.5

Melrose Industries PLC	1.1

Walt Disney Co. (The)	1.0

Apple, Inc.	1.0

ASML Holding NV	0.9

American Tower Corp.	0.9

NextEra Energy, Inc.	0.9

Facebook, Inc., Class A	0.8

Total	11.4%

Asset Allocation (% of net assets)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 7, 2015, the Fund changed its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.
[6]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Income Builder Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,074.60	$6.74	1.31%
Class C	$1,000.00	$1,070.10	$10.57	2.06%
Class I	$1,000.00	$1,076.20	$5.46	1.06%
Class R	$1,000.00	$1,072.10	$8.01	1.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.56	1.31%
Class C	$1,000.00	$1,014.60	$10.29	2.06%
Class I	$1,000.00	$1,019.50	$5.31	1.06%
Class R	$1,000.00	$1,017.10	$7.80	1.56%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Income Builder Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Global Income Builder Portfolio, at value (identified cost, $287,185,039)	$307,120,604

Receivable for Fund shares sold	424,400

Total assets	$307,545,004

Liabilities

Payable for Fund shares redeemed	$414,732

Payable to affiliates:

Administration fee	37,694

Distribution and service fees	81,525

Trustees’ fees	42

Accrued expenses	73,264

Total liabilities	$607,257

Net Assets	$306,937,747

Sources of Net Assets

Paid-in capital	$292,370,759

Distributable earnings	14,566,988

Total	$306,937,747

Class A Shares

Net Assets	$131,093,649

Shares Outstanding	14,435,431

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.08

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$9.63

Class C Shares

Net Assets	$65,427,487

Shares Outstanding	7,282,445

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.98

Class I Shares

Net Assets	$109,799,448

Shares Outstanding	12,110,600

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.07

Class R Shares

Net Assets	$617,163

Shares Outstanding	68,199

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $590,660)	$5,893,051

Interest allocated from Portfolio (net of foreign taxes, $5,446)	3,680,541

Expenses allocated from Portfolio	(1,121,177)

Total investment income from Portfolio	$8,452,415

Expenses

Administration fee	$225,617

Distribution and service fees

Class A	150,323

Class C	369,651

Class R	1,408

Trustees’ fees and expenses	250

Custodian fee	17,999

Transfer and dividend disbursing agent fees	104,976

Legal and accounting services	15,449

Printing and postage	45,143

Registration fees	54,685

Miscellaneous	5,369

Total expenses	$990,870

Net investment income	$7,461,545

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions allocated from Portfolio	$(5,183,771)

Financial futures contracts allocated from Portfolio	(626,583)

Foreign currency transactions allocated from Portfolio	(64,294)

Foreign currency transactions	(9,498)

Net realized loss	$(5,884,146)

Change in unrealized appreciation (depreciation) —

Investments allocated from Portfolio	$19,286,068

Financial futures contracts allocated from Portfolio	127,461

Foreign currency allocated from Portfolio	(7,607)

Foreign currency	17,146

Net change in unrealized appreciation (depreciation)	$19,423,068

Net realized and unrealized gain	$13,538,922

Net increase in net assets from operations	$21,000,467

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$7,461,545	$9,741,679

Net realized gain (loss)	(5,884,146)	8,972,450 (1)

Net change in unrealized appreciation (depreciation)	19,423,068	(22,880,376)

Net increase (decrease) in net assets from operations	$21,000,467	$(4,166,247)

Distributions to shareholders:

Class A	$(2,264,782)	$(4,658,984)

Class C	(1,136,222)	(2,920,435)

Class I	(2,156,567)	(4,390,986)

Class R	(9,890)	(18,375)

Total distributions to shareholders	$(5,567,461)	$(11,988,780)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,908,646	$9,166,036

Class C	2,740,152	4,464,260

Class I	10,251,923	31,781,927

Class R	231,520	124,433

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,115,843	4,355,432

Class C	1,083,691	2,785,398

Class I	1,845,452	3,792,101

Class R	9,890	18,375

Cost of shares redeemed

Class A	(17,736,286)	(29,570,202)

Class C	(10,396,986)	(25,520,586)

Class I	(19,889,966)	(26,409,294)

Class R	(161,999)	(112,187)

Net asset value of shares converted

Class A	18,801,926	—

Class C	(18,801,926)	—

Net decrease in net assets from Fund share transactions	$(24,998,120)	$(25,124,307)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(128,058)	$(194,709)

Portfolio transaction fee allocated from Portfolio	127,621	193,815

Net decrease in net assets from other capital	$(437)	$(894)

Net decrease in net assets	$(9,565,551)	$(41,280,228)

Net Assets

At beginning of period	$316,503,298	$357,783,526

At end of period	$306,937,747	$316,503,298

(1)	Includes $439,924 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$8.620		$9.060		$8.130		$8.420		$8.470	$8.120

Income (Loss) From Operations

Net investment income(1)	$0.225		$0.267		$0.357		$0.293	(2)	$0.291	$0.354	(2)

Net realized and unrealized gain (loss)	0.397		(0.383)		0.897		(0.259)		0.004	0.340

Total income (loss) from operations	$0.622		$(0.116)		$1.254		$0.034		$0.295	$0.694

Less Distributions

From net investment income	$(0.162)		$(0.324)		$(0.324)		$(0.324)		$(0.345)	$(0.344)

Total distributions	$(0.162)		$(0.324)		$(0.324)		$(0.324)		$(0.345)	$(0.344)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—

Net asset value — End of period	$9.080		$8.620		$9.060		$8.130		$8.420	$8.470

Total Return(4)	7.46	%(5)	(1.52)%		15.72%		0.45%		3.53%	8.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,094		$115,974		$137,914		$166,221		$192,076	$204,799

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.31	%(8)	1.28%		1.29%		1.30%		1.25%	1.24%

Net investment income	5.26	%(8)	2.94%		4.16%		3.59	%(2)	3.44%	4.21	%(2)

Portfolio Turnover of the Portfolio(9)	52	%(5)	102%		143%		66	%(5)	—	—

Portfolio Turnover of the Fund	—		—		—		72	%(5)(10)	135%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051 and $0.190 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.96% and 1.95% for the years ended October 31, 2016 and 2014, respectively.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$8.530		$8.960		$8.050		$8.340		$8.400	$8.050

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.198		$0.295		$0.229	(2)	$0.226	$0.285	(2)

Net realized and unrealized gain (loss)	0.410		(0.371)		0.875		(0.256)		(0.003)	0.347

Total income (loss) from operations	$0.579		$(0.173)		$1.170		$(0.027)		$0.223	$0.632

Less Distributions

From net investment income	$(0.129)		$(0.257)		$(0.260)		$(0.263)		$(0.283)	$(0.282)

Total distributions	$(0.129)		$(0.257)		$(0.260)		$(0.263)		$(0.283)	$(0.282)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—

Net asset value — End of period	$8.980		$8.530		$8.960		$8.050		$8.340	$8.400

Total Return(4)	7.01	%(5)	(2.16)%		14.76%		(0.30)%		2.69%	7.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,427		$87,821		$110,594		$125,354		$141,117	$150,189

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	2.06	%(8)	2.03%		2.04%		2.05%		2.00%	1.99%

Net investment income	4.01	%(8)	2.20%		3.46%		2.84	%(2)	2.70%	3.42	%(2)

Portfolio Turnover of the Portfolio(9)	52	%(5)	102%		143%		66	%(5)	—	—

Portfolio Turnover of the Fund	—		—		—		72	%(5)(10)	135%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051 and $0.186 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.21% and 1.19% for the years ended October 31, 2016 and 2014, respectively.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$8.610		$9.040		$8.130		$8.410		$8.460	$8.110

Income (Loss) From Operations

Net investment income(1)	$0.225		$0.287		$0.398		$0.326	(2)	$0.307	$0.350	(2)

Net realized and unrealized gain (loss)	0.409		(0.369)		0.859		(0.258)		0.004	0.368

Total income (loss) from operations	$0.634		$(0.082)		$1.257		$0.068		$0.311	$0.718

Less Distributions

From net investment income	$(0.174)		$(0.348)		$(0.347)		$(0.348)		$(0.361)	$(0.368)

Total distributions	$(0.174)		$(0.348)		$(0.347)		$(0.348)		$(0.361)	$(0.368)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—

Net asset value — End of period	$9.070		$8.610		$9.040		$8.130		$8.410	$8.460

Total Return(4)	7.62	%(5)	(1.26)%		15.90%		0.87%		3.74%	8.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109,799		$112,202		$108,772		$69,113		$69,610	$64,213

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.06	%(8)	1.02%		1.04%		1.05%		1.01%	0.99%

Net investment income	5.29	%(8)	3.17%		4.61%		4.00	%(2)	3.63%	4.16	%(2)

Portfolio Turnover of the Portfolio(9)	52	%(5)	102%		143%		66	%(5)	—	—

Portfolio Turnover of the Fund	—		—		—		72	%(5)(10)	135%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050 and $0.173 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.39% and 2.10% for the years ended October 31, 2016 and 2014, respectively.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

11	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$8.600		$9.030		$8.110		$8.400		$8.460	$8.100

Income (Loss) From Operations

Net investment income(1)	$0.210		$0.243		$0.331		$0.274	(2)	$0.282	$0.340	(2)

Net realized and unrealized gain (loss)	0.390		(0.373)		0.890		(0.262)		(0.011)	0.340

Total income (loss) from operations	$0.600		$(0.130)		$1.221		$0.012		$0.271	$0.680

Less Distributions

From net investment income	$(0.150)		$(0.300)		$(0.301)		$(0.302)		$(0.331)	$(0.320)

Total distributions	$(0.150)		$(0.300)		$(0.301)		$(0.302)		$(0.331)	$(0.320)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—

Net asset value — End of period	$9.050		$8.600		$9.030		$8.110		$8.400	$8.460

Total Return(4)	7.21	%(5)	(1.78)%		15.45%		0.18%		3.25%	8.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$617		$506		$503		$765		$767	$588

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.56	%(8)	1.52%		1.54%		1.55%		1.50%	1.48%

Net investment income	4.92	%(8)	2.69%		3.84%		3.37	%(2)	3.34%	4.05	%(2)

Portfolio Turnover of the Portfolio(9)	52	%(5)	102%		143%		66	%(5)	—	—

Portfolio Turnover of the Fund	—		—		—		72	%(5)(10)	135%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.049 and $0.199 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.77% and 1.68% for the years ended October 31, 2016 and 2014, respectively.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective March 28, 2016, the Fund began investing all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.0% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Income Builder Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $3,844,234 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), the Fund pays BMR a fee computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced.

Effective May 1, 2019, pursuant to a fee reduction agreement between the Trust on behalf of the Fund and EVM, the annual investment adviser fee rate on Direct Assets up to $500 million was reduced to 0.55%. The annual fee rate was also reduced on Direct Assets of $500 million and over.

Pursuant to the investment sub-advisory agreement and subsequent fee reduction agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp. (EVC), a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $225,617. Effective May 1, 2019, BMR, EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $7,070 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,041 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $150,323 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $277,238 for Class C shares.

14

Eaton Vance

Global Income Builder Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $704 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $92,413 and $704 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,357,569 and $34,323,434, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1J of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	582,689	1,007,226

Issued to shareholders electing to receive payments of distributions in Fund shares	245,898	479,600

Redemptions	(2,058,563)	(3,259,908)

Converted from Class C shares	2,211,177	—

Net increase (decrease)	981,201	(1,773,082)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	314,648	492,778

Issued to shareholders electing to receive payments of distributions in Fund shares	128,029	309,869

Redemptions	(1,224,441)	(2,841,719)

Converted to Class A shares	(2,233,783)	—

Net decrease	(3,015,547)	(2,039,072)

15

Eaton Vance

Global Income Builder Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,172,874	3,507,322

Issued to shareholders electing to receive payments of distributions in Fund shares	215,410	418,467

Redemptions	(2,315,046)	(2,914,126)

Net increase (decrease)	(926,762)	1,011,663

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	27,150	13,591

Issued to shareholders electing to receive payments of distributions in Fund shares	1,154	2,029

Redemptions	(18,948)	(12,481)

Net increase	9,356	3,139

16

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 56.3%
Security	Shares	Value

Aerospace & Defense — 0.4%

CAE, Inc.	56,159	$1,306,199

		$1,306,199

Auto Components — 0.0%(1)

Nokian Renkaat Oyj	1,374	$46,056

		$46,056

Automobiles — 0.6%

Bayerische Motoren Werke AG	15,812	$1,348,897

Daimler AG	6,733	441,927

		$1,790,824

Banks — 4.3%

Banco Santander SA	258,931	$1,312,618

Bank of America Corp.	43,301	1,324,145

BNP Paribas SA	8,124	432,466

Canadian Imperial Bank of Commerce	18,227	1,534,812

Citigroup, Inc.	27,385	1,936,119

Credit Agricole SA	31,910	438,190

ING Groep NV	71,556	913,056

Intesa Sanpaolo SpA	170,600	446,975

KeyCorp	74,813	1,312,968

Societe Generale SA	30,466	966,123

UniCredit SpA	57,320	793,544

Unione di Banche Italiane SpA	141,152	440,660

Wells Fargo & Co.	33,371	1,615,490

		$13,467,166

Beverages — 1.6%

Anheuser-Busch InBev SA/NV	12,384	$1,101,026

Coca-Cola Co. (The)	40,951	2,009,056

Diageo PLC	42,246	1,780,995

		$4,891,077

Biotechnology — 0.3%

CSL, Ltd.	6,894	$966,965

		$966,965

Building Products — 0.6%

Assa Abloy AB, Class B	82,442	$1,762,409

		$1,762,409

Security	Shares	Value

Capital Markets — 1.6%

Azimut Holding SpA	23,407	$473,327

Natixis SA	162,548	957,853

TD Ameritrade Holding Corp.	19,925	1,047,657

UBS Group AG	179,766	2,410,564

		$4,889,401

Chemicals — 1.5%

BASF SE	17,790	$1,452,392

Covestro AG(2)	21,530	1,183,022

Ecolab, Inc.	5,069	933,101

Sika AG	8,061	1,235,123

		$4,803,638

Construction & Engineering — 0.6%

Abengoa SA, Class A(3)	36,194	$1,112

Abengoa SA, Class B(3)	374,261	5,650

Bouygues SA	52,021	1,958,194

		$1,964,956

Consumer Finance — 1.2%

Capital One Financial Corp.	14,525	$1,348,356

Discover Financial Services	14,279	1,163,595

Navient Corp.	47,590	642,941

OneMain Holdings, Inc.(3)	18,475	627,596

		$3,782,488

Diversified Financial Services — 0.6%

ORIX Corp.	141,903	$2,010,174

		$2,010,174

Diversified Telecommunication Services — 0.3%

Swisscom AG	696	$324,304

Telefonica Deutschland Holding AG(2)	137,413	446,226

		$770,530

Electric Utilities — 1.4%

EDP-Energias de Portugal SA	66,712	$253,150

Iberdrola SA	156,701	1,424,003

NextEra Energy, Inc.	14,064	2,734,604

		$4,411,757

Electrical Equipment — 2.4%

ABB, Ltd.	69,023	$1,419,714

Legrand SA	30,706	2,258,515

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment (continued)

Melrose Industries PLC	1,262,370	$3,340,166

Signify NV(2)	16,395	492,005

		$7,510,400

Electronic Equipment, Instruments & Components — 0.9%

CDW Corp.	9,466	$999,610

Keyence Corp.	2,934	1,833,144

		$2,832,754

Entertainment — 1.2%

Activision Blizzard, Inc.	18,011	$868,310

Walt Disney Co. (The)	22,142	3,032,790

		$3,901,100

Equity Real Estate Investment Trusts (REITs) — 1.2%

American Tower Corp.	14,088	$2,751,386

Equity Residential	11,828	903,896

		$3,655,282

Food Products — 1.0%

Mondelez International, Inc., Class A	33,646	$1,710,899

Nestle SA	15,963	1,536,880

		$3,247,779

Health Care Equipment & Supplies — 2.1%

Baxter International, Inc.	19,945	$1,521,803

Boston Scientific Corp.(3)	39,132	1,452,580

Danaher Corp.	13,216	1,750,327

Intuitive Surgical, Inc.(3)	2,608	1,331,723

Straumann Holding AG	769	621,483

		$6,677,916

Health Care Providers & Services — 0.4%

Anthem, Inc.	4,826	$1,269,383

		$1,269,383

Hotels, Restaurants & Leisure — 0.4%

Compass Group PLC	54,216	$1,233,623

		$1,233,623

Household Products — 0.3%

Reckitt Benckiser Group PLC	13,355	$1,080,505

		$1,080,505

Security	Shares	Value

Insurance — 4.7%

AIA Group, Ltd.	91,861	$940,605

Allianz SE	6,259	1,512,889

Assicurazioni Generali SpA	23,344	452,921

Aviva PLC	228,400	1,282,723

AXA SA	86,682	2,311,510

Chubb, Ltd.	10,299	1,495,415

Muenchener Rueckversicherungs-Gesellschaft AG	9,205	2,290,699

Prudential PLC	61,605	1,399,750

Sampo Oyj, Class A	14,949	684,487

SCOR SE	10,312	420,983

Swiss Re AG	18,279	1,759,862

Zurich Insurance Group AG	769	245,132

		$14,796,976

Interactive Media & Services — 2.5%

Alphabet, Inc., Class C(3)(4)	4,499	$5,346,972

Facebook, Inc., Class A(3)	12,835	2,482,289

		$7,829,261

Internet & Direct Marketing Retail — 1.6%

Amazon.com, Inc.(3)(4)	2,529	$4,872,169

		$4,872,169

IT Services — 0.7%

Amadeus IT Group SA	10,779	$859,050

Visa, Inc., Class A	8,973	1,475,430

		$2,334,480

Leisure Products — 0.5%

Yamaha Corp.	29,813	$1,547,963

		$1,547,963

Life Sciences Tools & Services — 0.4%

Lonza Group AG	3,849	$1,188,683

		$1,188,683

Machinery — 3.5%

Atlas Copco AB, Class A	29,268	$913,580

Fortive Corp.	14,920	1,288,193

Gardner Denver Holdings, Inc.(3)	42,140	1,422,225

ITT, Inc.	27,334	1,655,074

MISUMI Group, Inc.	34,351	896,942

Stanley Black & Decker, Inc.	12,673	1,857,862

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)

Volvo AB, Class B	66,237	$1,061,542

Xylem, Inc.	21,722	1,811,615

		$10,907,033

Metals & Mining — 1.0%

Rio Tinto, Ltd.	27,959	$1,884,502

SSAB AB, Class A	346,358	1,308,557

		$3,193,059

Multi-Utilities — 1.1%

CMS Energy Corp.	35,974	$1,998,356

E.ON SE	40,937	440,143

Veolia Environnement SA	43,165	1,020,959

		$3,459,458

Oil, Gas & Consumable Fuels — 2.5%

BP PLC	173,643	$1,262,679

ConocoPhillips	19,019	1,200,479

EOG Resources, Inc.	18,178	1,745,997

Exxon Mobil Corp.	23,174	1,860,409

Phillips 66	19,492	1,837,511

		$7,907,075

Paper & Forest Products — 0.1%

UPM-Kymmene Oyj	13,647	$385,320

		$385,320

Personal Products — 0.6%

Unilever PLC	29,342	$1,778,568

		$1,778,568

Pharmaceuticals — 3.4%

Bayer AG	18,954	$1,261,101

Eli Lilly & Co.	13,034	1,525,499

GlaxoSmithKline PLC	89,332	1,835,167

Johnson & Johnson	12,320	1,739,584

Novo Nordisk A/S, Class B	23,403	1,146,619

Sanofi	13,915	1,214,074

Zoetis, Inc.	19,016	1,936,589

		$10,658,633

Professional Services — 1.0%

Randstad NV	5,767	$329,822

Recruit Holdings Co., Ltd.	48,744	1,467,870

Security	Shares	Value

Professional Services (continued)

Verisk Analytics, Inc.(3)	8,857	$1,250,077

		$3,047,769

Semiconductors & Semiconductor Equipment — 1.2%

ASML Holding NV	13,575	$2,834,606

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,989	788,278

		$3,622,884

Software — 1.5%

Microsoft Corp.	36,771	$4,802,293

		$4,802,293

Specialty Retail — 1.8%

Industria de Diseno Textil SA	66,184	$2,003,959

Lowe’s Cos., Inc.	9,545	1,079,921

Tiffany & Co.	8,279	892,642

TJX Cos., Inc. (The)	17,553	963,309

Ulta Beauty, Inc.(3)	2,072	723,087

		$5,662,918

Technology Hardware, Storage & Peripherals — 1.0%

Apple, Inc.(4)	15,031	$3,016,271

		$3,016,271

Textiles, Apparel & Luxury Goods — 1.3%

adidas AG	4,976	$1,281,758

HUGO BOSS AG	6,361	444,470

LVMH Moet Hennessy Louis Vuitton SE	4,065	1,595,988

Samsonite International SA(2)	244,805	702,095

		$4,024,311

Thrifts & Mortgage Finance — 0.2%

MGIC Investment Corp.(3)	36,063	$527,962

		$527,962

Wireless Telecommunication Services — 0.8%

Freenet AG	20,360	$478,362

Tele2 AB, Class B	146,295	1,954,433

		$2,432,795

Total Common Stocks (identified cost $155,823,712)		$176,268,263

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.9%
Security	Shares	Value

Banks — 0.2%

Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(5)	1,115	$118,190

IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	13,000	345,410

Wells Fargo & Co., Series Y, 5.625%	4,650	119,133

		$582,733

Equity Real Estate Investment Trusts (REITs) — 0.1%

CBL & Associates Properties, Inc., Series D, 7.375%	19,100	$148,789

SITE Centers Corp., Series A, 6.375%	10,450	266,162

SITE Centers Corp., Series K, 6.25%	1,950	49,920

		$464,871

Food Products — 0.2%

Dairy Farmers of America, Inc., 7.875%(2)	4,700	$470,996

Ocean Spray Cranberries, Inc., 6.25%(2)	540	47,790

		$518,786

Independent Power and Renewable Electricity Producers — 0.1%

Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	14,767	$395,460

		$395,460

Multi-Utilities — 0.1%

DTE Energy Co., Series C, 5.25%	9,407	$237,809

		$237,809

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	23,750	$490,200

		$490,200

Pipelines — 0.0%(1)

Enbridge, Inc., Series B, 6.375% to 4/15/23(5)	2,300	$60,789

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	2,970	73,864

		$134,653

Total Preferred Stocks (identified cost $3,151,772)		$2,824,512

Corporate Bonds & Notes — 35.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.5%

BWX Technologies, Inc., 5.375%, 7/15/26(2)		215	$220,375

TransDigm UK Holdings PLC, 6.875%, 5/15/26(2)		200	201,500

TransDigm, Inc., 6.25%, 3/15/26(2)		419	437,331

TransDigm, Inc., 6.375%, 6/15/26		110	110,687

TransDigm, Inc., 6.50%, 5/15/25		30	30,413

TransDigm, Inc., 7.50%, 3/15/27(2)		605	625,419

			$1,625,725

Auto Components — 0.9%

Dometic Group AB, 3.00%, 5/8/26(6)(7)	EUR	665	$739,152

Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(6)	EUR	275	303,443

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(6)	EUR	881	1,016,465

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(2)		824	852,840

			$2,911,900

Automobiles — 0.1%

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(5)(8)		400	$374,686

			$374,686

Banks — 1.8%

Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(5)(8)		200	$182,428

Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(8)		220	227,527

Barclays PLC, 7.75% to 9/15/23(5)(8)		495	512,023

CIT Group, Inc., 6.125%, 3/9/28		105	117,206

Citigroup, Inc., 5.95% to 1/30/23(5)(8)		125	129,830

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(8)		195	202,925

Citigroup, Inc., Series T, 6.25% to 8/15/26(5)(8)		196	210,137

Credit Agricole SA, 6.875% to 9/23/24(2)(5)(8)		200	208,622

Credit Suisse Group AG, 7.50% to 7/17/23(2)(5)(8)		208	218,273

Danske Bank A/S, 7.00% to 6/26/25(5)(6)(8)		200	193,416

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(5)(8)		220	223,023

Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)(8)		460	453,314

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(8)		215	238,317

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(8)		598	635,749

Lloyds Banking Group PLC, 7.50% to 9/27/25(5)(8)		400	415,450

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(8)		389	424,496

Societe Generale SA, 6.75% to 4/6/28(2)(5)(8)		210	203,887

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks (continued)

Societe Generale SA, 7.375% to 10/4/23(2)(5)(8)		200	$203,628

UniCredit SpA, 8.00% to 6/3/24(5)(6)(8)		610	589,437

Zions Bancorporation, Series I, 5.80% to 6/15/23(5)(8)		88	85,856

			$5,675,544

Biotechnology — 0.4%

Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,233,293

			$1,233,293

Building Products — 0.6%

Builders FirstSource, Inc., 5.625%, 9/1/24(2)		125	$125,781

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(2)		1,000	1,035,000

Standard Industries, Inc., 5.50%, 2/15/23(2)		94	95,645

Standard Industries, Inc., 6.00%, 10/15/25(2)		525	550,704

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		74	75,172

			$1,882,302

Capital Markets — 0.5%

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(8)		450	$437,272

Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,295,785

			$1,733,057

Casino & Gaming — 0.3%

Cinemark USA, Inc., 4.875%, 6/1/23		430	$435,521

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,602

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	116,441

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(2)		287	301,709

			$884,273

Chemicals — 1.4%

Chemours Co. (The), 4.00%, 5/15/26	EUR	850	$996,264

Chemours Co. (The), 7.00%, 5/15/25		130	137,800

INEOS Finance PLC, 2.875%, 5/1/26(6)	EUR	860	961,586

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(2)		195	182,325

OCI N.V., 6.625%, 4/15/23(2)		555	580,807

SPCM SA, 4.875%, 9/15/25(2)		200	196,000

Tronox Finance PLC, 5.75%, 10/1/25(2)		220	215,600

Tronox, Inc., 6.50%, 4/15/26(2)		103	104,288

Security		Principal Amount* (000’s omitted)	Value

Chemicals (continued)

Valvoline, Inc., 5.50%, 7/15/24		45	$46,350

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(2)		115	108,962

W.R. Grace & Co., 5.125%, 10/1/21(2)		750	780,000

			$4,309,982

Commercial Services & Supplies — 1.9%

Advanced Disposal Services, Inc., 5.625%, 11/15/24(2)		170	$179,350

Clean Harbors, Inc., 5.125%, 6/1/21		400	401,500

Covanta Holding Corp., 5.875%, 3/1/24		500	515,625

Covanta Holding Corp., 5.875%, 7/1/25		95	97,731

GFL Environmental, Inc., 5.375%, 3/1/23(2)		270	263,925

GFL Environmental, Inc., 8.50%, 5/1/27(2)		357	372,619

IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	125	144,225

KAR Auction Services, Inc., 5.125%, 6/1/25(2)		231	232,155

La Financiere Atalian SA, 5.125%, 5/15/25(6)	EUR	674	568,859

Loxam SAS, 2.875%, 4/15/26(6)	EUR	475	532,774

Loxam SAS, 4.50%, 4/15/27(6)	EUR	450	508,354

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(2)		203	214,332

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	582,313

Team Health Holdings, Inc., 6.375%, 2/1/25(2)		104	88,920

Tervita Escrow Corp., 7.625%, 12/1/21(2)		326	331,705

TMS International Corp., 7.25%, 8/15/25(2)		210	206,325

Verisure Holding AB, 3.50%, 5/15/23(6)	EUR	540	630,917

Waste Pro USA, Inc., 5.50%, 2/15/26(2)		105	105,000

			$5,976,629

Communications Equipment — 0.4%

CommScope Technologies, LLC, 5.00%, 3/15/27(2)		628	$587,965

CommScope Technologies, LLC, 6.00%, 6/15/25(2)		124	126,406

Riverbed Technology, Inc., 8.875%, 3/1/23(2)		630	441,000

Sprint Communications, Inc., 6.00%, 11/15/22		75	75,656

Western Digital Corp., 4.75%, 2/15/26		177	171,247

			$1,402,274

Construction & Engineering — 0.0%(1)

Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(2)		157	$1,847

			$1,847

Consumer Finance — 0.4%

CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	$1,178,490

William Carter Co. (The), 5.625%, 3/15/27(2)		144	149,400

			$1,327,890

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers & Packaging — 0.3%

Berry Global, Inc., 4.50%, 2/15/26(2)		135	$131,288

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(2)		120	121,891

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	486,613

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		140	144,987

			$884,779

Distributors — 0.4%

Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(6)(9)	EUR	662	$744,021

Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(6)(9)	EUR	340	383,770

			$1,127,791

Diversified Consumer Services — 0.3%

Carriage Services, Inc., 6.625%, 6/1/26(2)		170	$175,950

Laureate Education, Inc., 8.25%, 5/1/25(2)		745	810,187

			$986,137

Diversified Financial Services — 1.0%

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(2)		350	$364,605

Cadence Financial Corp., 4.875%, 6/28/19(2)		371	370,987

Credito Real SAB de CV SOFOM ENR, 9.50%, 2/7/26(2)		200	216,350

DAE Funding, LLC, 4.50%, 8/1/22(2)		155	156,938

DAE Funding, LLC, 5.00%, 8/1/24(2)		255	263,287

Hulk Finance Corp., 7.00%, 6/1/26(2)		115	112,413

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,770

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	125,400

Louvre Bidco SAS, 4.25%, 9/30/24(6)	EUR	615	685,687

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(2)		340	354,827

Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(2)(5)(8)		210	190,575

West Corp., 8.50%, 10/15/25(2)		284	251,695

			$3,211,534

Diversified Telecommunication Services — 0.3%

CenturyLink, Inc., 7.50%, 4/1/24		55	$59,228

Level 3 Financing, Inc., 5.25%, 3/15/26		90	91,604

Level 3 Financing, Inc., 5.375%, 1/15/24		35	35,525

Security		Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services (continued)

Level 3 Parent, LLC, 5.75%, 12/1/22		50	$50,547

Telecom Italia SpA, 4.00%, 4/11/24(6)	EUR	520	612,445

			$849,349

Electric Utilities — 0.8%

AES Corp. (The), 5.50%, 4/15/25		14	$14,567

AES Corp. (The), 6.00%, 5/15/26		45	47,813

Drax Finco PLC, 6.625%, 11/1/25(2)		800	810,000

Guala Closures SpA, 3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(6)(9)	EUR	265	300,925

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)		95	95,665

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(2)		150	147,937

Pacific Gas & Electric Co., 4.25%, 3/15/46(10)		85	76,713

Pattern Energy Group, Inc., 5.875%, 2/1/24(2)		60	62,113

Resideo Funding, Inc., 6.125%, 11/1/26(2)		107	111,012

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)		262	267,360

TerraForm Power Operating, LLC, 4.25%, 1/31/23(2)		95	94,406

TerraForm Power Operating, LLC, 5.00%, 1/31/28(2)		145	143,550

TerraForm Power Operating, LLC, 6.625%, 6/15/25(2)		90	94,387

Vistra Energy Corp., 8.125%, 1/30/26(2)		190	207,575

			$2,474,023

Electronic Equipment, Instruments & Components — 0.2%

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(6)	EUR	630	$730,630

			$730,630

Entertainment — 0.4%

EIG Investors Corp., 10.875%, 2/1/24		480	$515,400

Golden Entertainment, Inc., 7.625%, 4/15/26(2)		100	100,500

Netflix, Inc., 5.875%, 11/15/28		300	317,250

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		369	376,841

			$1,309,991

Equity Real Estate Investment Trusts (REITs) — 0.2%

Equinix, Inc., 5.375%, 5/15/27		115	$122,027

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	99,250

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	211,000

SBA Communications Corp., 4.00%, 10/1/22		150	151,500

SBA Communications Corp., 4.875%, 9/1/24		55	56,066

			$639,843

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products — 0.4%

Dole Food Co., Inc., 7.25%, 6/15/25(2)	225	$210,375

Post Holdings, Inc., 5.00%, 8/15/26(2)	85	85,000

Post Holdings, Inc., 5.50%, 3/1/25(2)	190	195,225

Post Holdings, Inc., 5.625%, 1/15/28(2)	175	177,723

US Foods, Inc., 5.875%, 6/15/24(2)	510	523,387

		$1,191,710

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(5)(8)	230	$231,003

		$231,003

Health Care Equipment & Supplies — 1.3%

Centene Corp., 4.75%, 1/15/25	300	$305,100

Centene Corp., 5.375%, 6/1/26(2)	445	465,581

Centene Corp., 5.625%, 2/15/21	90	91,575

Centene Corp., 6.125%, 2/15/24	340	356,575

Hologic, Inc., 4.375%, 10/15/25(2)	70	69,694

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)	437	446,833

Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(2)	280	286,230

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(2)	390	423,111

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)	1,103	1,111,493

Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(2)(11)	388	387,515

		$3,943,707

Health Care Providers & Services — 0.9%

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(2)(11)	185	$186,156

HCA, Inc., 5.00%, 3/15/24	110	116,587

HCA, Inc., 5.375%, 9/1/26	270	285,525

HCA, Inc., 5.625%, 9/1/28	330	352,275

HCA, Inc., 5.875%, 2/15/26	750	807,892

HCA, Inc., 5.875%, 2/1/29	190	204,725

Tenet Healthcare Corp., 6.00%, 10/1/20	135	140,063

Tenet Healthcare Corp., 6.75%, 6/15/23	260	266,175

WellCare Health Plans, Inc., 5.25%, 4/1/25	318	329,527

WellCare Health Plans, Inc., 5.375%, 8/15/26(2)	261	273,998

		$2,962,923

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure — 1.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(2)		325	$320,938

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(2)		504	500,850

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(2)		157	153,860

Eldorado Resorts, Inc., 6.00%, 4/1/25		220	228,258

Eldorado Resorts, Inc., 6.00%, 9/15/26		7	7,298

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)		490	514,500

Golden Nugget, Inc., 6.75%, 10/15/24(2)		430	440,750

Golden Nugget, Inc., 8.75%, 10/1/25(2)		295	309,750

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(2)		342	370,642

Merlin Entertainments PLC, 5.75%, 6/15/26(2)		200	208,200

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(2)		101	106,429

MGM Resorts International, 5.75%, 6/15/25		240	255,000

NCL Corp., Ltd., 4.75%, 12/15/21(2)		121	122,640

Scientific Games International, Inc., 10.00%, 12/1/22		229	241,881

Viking Cruises, Ltd., 5.875%, 9/15/27(2)		730	728,175

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(2)		123	120,386

			$4,629,557

Household Products — 0.6%

Central Garden & Pet Co., 5.125%, 2/1/28		50	$47,625

Central Garden & Pet Co., 6.125%, 11/15/23		235	246,750

Energizer Holdings, Inc., 6.375%, 7/15/26(2)		165	170,723

Energizer Holdings, Inc., 7.75%, 1/15/27(2)		147	159,679

Monitchem HoldCo 2 SA, 6.875%, 6/15/22(6)	EUR	641	691,080

Monitchem HoldCo 3 SA, 5.25%, 6/15/21(6)	EUR	300	338,997

Spectrum Brands, Inc., 5.75%, 7/15/25		120	123,150

			$1,778,004

Independent Power and Renewable Electricity Producers — 0.2%

Calpine Corp., 5.25%, 6/1/26(2)		150	$150,750

Calpine Corp., 5.50%, 2/1/24		45	44,831

NRG Energy, Inc., 5.75%, 1/15/28		210	223,171

NRG Energy, Inc., 7.25%, 5/15/26		350	382,375

			$801,127

Industrial Conglomerates — 0.0%(1)

Hillman Group, Inc. (The), 6.375%, 7/15/22(2)		110	$102,300

			$102,300

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Insurance — 0.7%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(2)		560	$578,200

Ardonagh Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	998,541

Hub International, Ltd., 7.00%, 5/1/26(2)		415	419,669

USI, Inc., 6.875%, 5/1/25(2)		169	168,789

			$2,165,199

Internet & Direct Marketing Retail — 0.3%

eDreams Odigeo SA, 5.50%, 9/1/23(6)	EUR	705	$806,397

			$806,397

Machinery — 0.3%

Cloud Crane, LLC, 10.125%, 8/1/24(2)		190	$204,725

Colfax Corp., 6.00%, 2/15/24(2)		83	86,528

Colfax Corp., 6.375%, 2/15/26(2)		136	144,160

Navistar International Corp., 6.625%, 11/1/25(2)		445	456,125

			$891,538

Media — 2.8%

Altice France SA, 7.375%, 5/1/26(2)		455	$462,109

Altice France SA, 8.125%, 2/1/27(2)		450	471,375

Altice Luxembourg SA, 7.75%, 5/15/22(2)		705	719,981

AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	451,873

Cablevision Systems Corp., 5.875%, 9/15/22		50	52,125

Cablevision Systems Corp., 8.00%, 4/15/20		70	73,100

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(2)		1,130	1,183,347

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(2)		49	52,859

CSC Holdings, LLC, 5.50%, 5/15/26(2)		200	205,875

CSC Holdings, LLC, 6.75%, 11/15/21		500	536,250

CSC Holdings, LLC, 7.50%, 4/1/28(2)		200	219,250

CSC Holdings, LLC, 10.875%, 10/15/25(2)		422	486,355

DISH DBS Corp., 7.75%, 7/1/26		95	85,263

Gray Television, Inc., 7.00%, 5/15/27(2)		12	12,986

McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(2)		87	74,711

MDC Partners, Inc., 6.50%, 5/1/24(2)		221	187,850

Pinewood Finance Co., Ltd., 3.75%, 12/1/23(6)	GBP	350	465,006

Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		218	220,605

Sirius XM Radio, Inc., 6.00%, 7/15/24(2)		500	518,125

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25(2)		1,100	1,130,250

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

UPC Holding B.V., 5.50%, 1/15/28(2)		47	$47,588

Ziggo B.V., 4.25%, 1/15/27(6)	EUR	870	1,020,538

			$8,677,421

Metals & Mining — 1.9%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(2)		250	$260,625

Alcoa Nederland Holding B.V., 7.00%, 9/30/26(2)		770	833,525

Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	465,750

Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,250

BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(2)(5)		270	304,213

Bombardier, Inc., 6.00%, 10/15/22(2)		637	640,583

Bombardier, Inc., 6.125%, 1/15/23(2)		168	168,210

Bombardier, Inc., 7.875%, 4/15/27(2)		194	195,455

Centennial Resource Production, LLC, 5.375%, 1/15/26(2)		320	316,000

Eldorado Gold Corp., 6.125%, 12/15/20(2)		587	585,532

First Quantum Minerals, Ltd., 6.875%, 3/1/26(2)		200	187,000

First Quantum Minerals, Ltd., 7.00%, 2/15/21(2)		19	19,392

First Quantum Minerals, Ltd., 7.25%, 4/1/23(2)		346	342,972

First Quantum Minerals, Ltd., 7.50%, 4/1/25(2)		369	357,930

Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	74,719

Freeport-McMoRan, Inc., 5.45%, 3/15/43		253	229,597

Hudbay Minerals, Inc., 7.25%, 1/15/23(2)		115	119,744

Novelis Corp., 5.875%, 9/30/26(2)		180	183,375

Novelis Corp., 6.25%, 8/15/24(2)		625	652,344

Teck Resources, Ltd., 8.50%, 6/1/24(2)		130	139,106

			$6,127,322

Multi-Utilities — 0.5%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(8)		425	$434,282

Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,203,816

			$1,638,098

Oil, Gas & Consumable Fuels — 5.0%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	$108,019

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		24	25,140

Antero Resources Corp., 5.375%, 11/1/21		1,000	1,011,250

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(2)		342	335,160

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(2)	505	$555,500

Berry Petroleum Co., LLC, 7.00%, 2/15/26(2)	115	113,706

Canbriam Energy, Inc., 9.75%, 11/15/19(2)	305	242,475

Centennial Resource Production, LLC, 6.875%, 4/1/27(2)	284	295,005

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	235	240,581

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	107,525

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	122,250

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)	720	713,700

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	256	261,440

Denbury Resources, Inc., 9.00%, 5/15/21(2)	24	24,480

Diamondback Energy, Inc., 4.75%, 11/1/24	60	61,500

Diamondback Energy, Inc., 5.375%, 5/31/25	140	146,475

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(2)	155	162,363

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)	205	219,350

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(8)	392	339,570

Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(5)	455	435,724

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(2)	105	93,975

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)	367	302,775

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(2)	195	176,475

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(2)	360	294,300

Gulfport Energy Corp., 6.00%, 10/15/24	49	43,212

Gulfport Energy Corp., 6.625%, 5/1/23	350	338,625

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(2)	3	3,038

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(2)	255	261,056

Jagged Peak Energy, LLC, 5.875%, 5/1/26	47	47,411

Matador Resources Co., 5.875%, 9/15/26	370	374,625

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)	275	253,000

Murphy Oil USA, Inc., 5.625%, 5/1/27	65	67,925

Murphy Oil USA, Inc., 6.00%, 8/15/23	500	513,750

Nabors Industries, Inc., 5.75%, 2/1/25	67	61,305

Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	1,225	1,240,312

Newfield Exploration Co., 5.625%, 7/1/24	65	71,085

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Nine Energy Service, Inc., 8.75%, 11/1/23(2)	110	$114,125

Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(8)	862	8,619

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)	75	76,031

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(2)	140	143,360

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(2)	137	140,768

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(2)	150	155,906

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	103,375

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	588	607,845

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(8)	710	681,043

Precision Drilling Corp., 6.50%, 12/15/21	9	9,486

Precision Drilling Corp., 7.125%, 1/15/26(2)	75	75,750

Precision Drilling Corp., 7.75%, 12/15/23	10	10,450

QEP Resources, Inc., 5.625%, 3/1/26	63	59,168

Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)	255	248,306

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(2)	440	433,400

SM Energy Co., 5.625%, 6/1/25	85	80,113

SM Energy Co., 6.125%, 11/15/22	326	330,890

SM Energy Co., 6.625%, 1/15/27	155	146,863

SM Energy Co., 6.75%, 9/15/26	147	141,488

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	147,719

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	155	163,573

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(2)	102	109,523

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(2)	203	219,747

Teleflex, Inc., 4.625%, 11/15/27	160	159,800

Transocean Guardian, Ltd., 5.875%, 1/15/24(2)	165	171,163

Transocean Pontus, Ltd., 6.125%, 8/1/25(2)	113	117,369

Transocean Poseidon, Ltd., 6.875%, 2/1/27(2)	51	54,443

Transocean, Inc., 7.25%, 11/1/25(2)	228	226,575

Transocean, Inc., 7.50%, 1/15/26(2)	84	83,160

Weatherford International, Ltd., 8.25%, 6/15/23	40	27,800

Weatherford International, Ltd., 9.875%, 2/15/24	95	66,975

Whiting Petroleum Corp., 5.75%, 3/15/21	135	139,010

Whiting Petroleum Corp., 6.25%, 4/1/23	17	17,446

Whiting Petroleum Corp., 6.625%, 1/15/26	139	138,829

WildHorse Resource Development Corp., 6.875%, 2/1/25	502	506,392

		$15,580,592

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Paper & Forest Products — 0.0%(1)

Mercer International, Inc., 5.50%, 1/15/26		70	$69,475

			$69,475

Pharmaceuticals — 1.1%

Bausch Health Cos., Inc., 5.50%, 3/1/23(2)		113	$113,847

Bausch Health Cos., Inc., 5.50%, 11/1/25(2)		129	132,508

Bausch Health Cos., Inc., 5.75%, 8/15/27(2)		72	75,204

Bausch Health Cos., Inc., 5.875%, 5/15/23(2)		110	111,260

Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		60	60,900

Bausch Health Cos., Inc., 6.50%, 3/15/22(2)		155	160,619

Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		281	296,806

Bausch Health Cos., Inc., 8.50%, 1/31/27(2)		422	460,771

Bausch Health Cos., Inc., 9.00%, 12/15/25(2)		245	272,256

Bausch Health Cos., Inc., 9.25%, 4/1/26(2)		105	117,075

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(2)		270	272,025

Rossini S.a.r.l., 6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(6)(9)	EUR	385	443,687

Rossini S.a.r.l., 6.75%, 10/30/25(6)	EUR	330	400,384

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(2)		198	208,395

Vizient, Inc., 6.25%, 5/15/27(2)(7)		67	69,513

Vizient, Inc., 10.375%, 3/1/24(2)		125	134,856

			$3,330,106

Pipelines — 0.9%

Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	$110,709

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		70	71,708

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(2)		242	248,348

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	248,400

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	191,038

Cheniere Energy Partners, L.P., 5.625%, 10/1/26(2)		215	222,624

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(2)		190	189,525

Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	16,389

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(8)		504	480,456

EnLink Midstream, LLC, 5.375%, 6/1/29		166	166,837

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		123	123,000

Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(2)		60	62,867

Security	Principal Amount* (000’s omitted)	Value

Pipelines (continued)

NGPL PipeCo, LLC, 4.375%, 8/15/22(2)	50	$51,500

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(2)	490	501,637

Williams Cos., Inc. (The), 5.75%, 6/24/44	85	92,761

		$2,777,799

Real Estate Investment Trusts — 0.1%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(2)(7)	287	$293,099

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	67	68,507

		$361,606

Real Estate Investment Trusts (REITs) — 0.2%

ESH Hospitality, Inc., 5.25%, 5/1/25(2)	160	$161,000

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(2)	517	520,878

		$681,878

Real Estate Management & Development — 0.4%

AT Securities B.V., 5.25% to 7/21/23(5)(6)(8)	1,250	$1,200,781

		$1,200,781

Semiconductors & Semiconductor Equipment — 0.1%

NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(2)	200	$204,162

		$204,162

Software — 0.3%

Camelot Finance SA, 7.875%, 10/15/24(2)	405	$428,288

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(2)	255	267,431

Symantec Corp., 5.00%, 4/15/25(2)	74	75,519

Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(2)	200	183,500

		$954,738

Specialty Retail — 0.1%

Entegris, Inc., 4.625%, 2/10/26(2)	77	$77,385

Party City Holdings, Inc., 6.125%, 8/15/23(2)	110	111,925

Party City Holdings, Inc., 6.625%, 8/1/26(2)	105	104,346

		$293,656

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals — 0.3%

Dell International, LLC/EMC Corp., 5.45%, 6/15/23(2)		135	$144,122

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(2)		205	208,838

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(2)		315	341,475

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(2)		210	222,170

Seagate HDD Cayman, 4.75%, 1/1/25		25	24,423

			$941,028

Telecommunications — 1.9%

CenturyLink, Inc., 6.75%, 12/1/23		282	$299,978

CommScope, Inc., 8.25%, 3/1/27(2)		488	528,260

DKT Finance ApS, 7.00%, 6/17/23(6)	EUR	175	213,257

eircom Finance DAC, 3.50%, 5/15/26(6)(7)	EUR	510	579,510

Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	146,444

Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	96,306

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		30	27,188

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(2)		200	209,250

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(2)		216	214,245

Sable International Finance, Ltd., 5.75%, 9/7/27(2)		200	198,750

Sprint Capital Corp., 6.875%, 11/15/28		556	533,412

Sprint Corp., 7.875%, 9/15/23		1,858	1,936,965

T-Mobile USA, Inc., 4.50%, 2/1/26		155	156,226

T-Mobile USA, Inc., 4.75%, 2/1/28		170	172,125

Telecom Italia SpA, 5.303%, 5/30/24(2)		236	236,000

ViaSat, Inc., 5.625%, 4/15/27(2)		143	146,218

Wind Tre SpA, 5.00%, 1/20/26(2)		220	202,125

			$5,896,259

Toys, Games & Hobbies — 0.1%

Mattel, Inc., 6.75%, 12/31/25(2)		362	$363,018

			$363,018

Transportation — 0.5%

CMA CGM SA, 5.25%, 1/15/25(6)	EUR	127	$119,276

CMA CGM SA, 6.50%, 7/15/22(6)	EUR	650	694,958

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)		260	263,250

XPO Logistics, Inc., 6.125%, 9/1/23(2)		80	82,000

XPO Logistics, Inc., 6.50%, 6/15/22(2)		375	384,844

			$1,544,328

Water Utilities — 0.2%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(6)	GBP	475	$565,354

			$565,354

Security	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.1%

Sprint Corp., 7.625%, 3/1/26	157	$157,243

Vodafone Group PLC, 7.00% to 1/4/29, 4/4/79(5)	145	152,599

		$309,842

Total Corporate Bonds & Notes (identified cost $112,466,690)		$112,574,407

Senior Floating-Rate Loans — 3.3%(12)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23	$74	$73,494

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	132	131,450

		$204,944

Business Equipment and Services — 0.3%

EIG Investors Corp., Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$436	$436,876

Solera, LLC, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	676	677,017

		$1,113,893

Cable and Satellite Television — 0.0%(1)

CSC Holdings, LLC, Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$152	$152,632

		$152,632

Containers and Glass Products — 0.4%

BWAY Holding Company, Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$1,144	$1,132,186

		$1,132,186

Electronics / Electrical — 0.6%

Applied Systems, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$349	$348,910

Cortes NP Acquisition Corporation, Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	473,774

Infor (US), Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	260	260,325

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	$57	$57,416

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	79	79,347

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	292	292,543

VeriFone Systems, Inc., Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	303	303,551

		$1,815,866

Financial Intermediaries — 0.1%

Navistar International Corporation, Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$284	$284,132

		$284,132

Food Products — 0.1%

HLF Financing S.a.r.l., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$294	$294,993

		$294,993

Health Care — 0.3%

Acadia Healthcare Company, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$59	$58,706

Kinetic Concepts, Inc., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	24	24,041

MPH Acquisition Holdings, LLC, Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	57	56,429

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	308	309,494

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	19	19,061

Press Ganey Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	355	355,563

Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	286,287

		$1,109,581

Home Furnishings — 0.0%(1)

Hillman Group, Inc. (The), Term Loan, Maturing 5/31/25(13)	$116	$114,623

		$114,623

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 0.5%

Asurion, LLC, Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,221	$1,247,858

Sedgwick Claims Management Services, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	290	289,864

		$1,537,722

Lodging and Casinos — 0.1%

Stars Group Holdings B.V. (The), Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$205	$206,009

		$206,009

Radio and Television — 0.1%

iHeartCommunications, Inc., Term Loan, 0.00%, Maturing 7/30/19(10)	$272	$201,620

iHeartCommunications, Inc., Term Loan, 0.00%, Maturing 1/30/20(10)	136	101,263

		$302,883

Steel — 0.3%

Big River Steel, LLC, Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$172	$173,668

GrafTech Finance, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	754	754,868

		$928,536

Telecommunications — 0.2%

CenturyLink, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$423	$420,947

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(14)	110	110,687

		$531,634

Utilities — 0.2%

TEX Operations Co., LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$492	$493,815

		$493,815

Total Senior Floating-Rate Loans (identified cost $10,187,722)		$10,223,449

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.7%
Security	Shares	Value

Equity Funds — 0.7%

First Trust Preferred Securities and Income ETF	80,000	$1,540,800

iShares MSCI Japan ETF	3,936	218,133

SPDR S&P 500 ETF Trust	2,116	622,147

Total Exchange-Traded Funds (identified cost $2,363,694)		$2,381,080

Miscellaneous — 0.0%
Security	Principal Amount	Value

Telecommunications — 0.0%

Avaya, Inc., Escrow Certificates(3)(15)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(16)	2,547,398	$2,547,398

Total Short-Term Investments (identified cost $2,547,379)		$2,547,398

Total Investments — 97.9% (identified cost $286,540,969)		$306,819,109

Other Assets, Less Liabilities — 2.1%		$6,485,251

Net Assets — 100.0%		$313,304,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $59,128,715 or 18.9% of the Portfolio’s net assets.

(3)	Non-income producing security.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $24,335,568 or 7.8% of the Portfolio’s net assets.

(7)	When-issued security.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(14)	Fixed-rate loan.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

29	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	56.2%	$172,389,814

United Kingdom	8.2	25,052,965

France	6.4	19,558,175

Germany	4.9	14,912,917

Switzerland	3.7	11,263,461

Canada	3.2	9,906,794

Sweden	2.7	8,370,590

Japan	2.5	7,756,093

Spain	2.3	7,023,960

Netherlands	2.2	6,868,518

Luxembourg	1.6	4,951,386

Italy	1.6	4,948,743

Denmark	0.5	1,553,292

Australia	0.5	1,453,503

Ireland	0.4	1,298,942

Finland	0.4	1,115,863

Belgium	0.4	1,101,026

Hong Kong	0.3	940,605

Zambia	0.3	907,294

United Arab Emirates	0.3	853,625

Taiwan	0.2	788,278

New Zealand	0.2	753,491

Mexico	0.1	406,925

Portugal	0.1	253,150

Brazil	0.0 (1)	8,619

Exchange-Traded Funds	0.8	2,381,080

Total Investments	100.0%	$306,819,109

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	187	Long	6/21/19	$27,568,475	$1,464,676

OMX Stockholm 30 Index	100	Short	5/17/19	(1,759,104)	(56,933)

STOXX Europe 600 Banks Index	500	Short	6/21/19	(4,091,039)	(140,111)

STOXX Europe 600 Index	483	Short	6/21/19	(10,482,535)	(529,685)

STOXX Europe 600 Insurance Index	625	Short	6/21/19	(10,497,480)	(607,703)

					$130,244

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

STOXX Europe 600 Index:  Represents large, mid and small capitalization companies across 17 countries of the European region.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $283,993,590)	$304,271,711

Affiliated investment, at value (identified cost, $2,547,379)	2,547,398

Cash	33,150

Foreign currency, at value (identified cost, $1,193,393)	1,195,911

Interest and dividends receivable	2,326,604

Dividends receivable from affiliated investment	1,032

Receivable for investments sold	7,060,780

Receivable for variation margin on open financial futures contracts	93,308

Tax reclaims receivable	2,304,501

Total assets	$319,834,395

Liabilities

Payable for investments purchased	$4,590,957

Payable for when-issued securities	1,671,880

Payable to affiliates:

Investment adviser fee	166,761

Trustees’ fees	1,426

Accrued expenses	99,011

Total liabilities	$6,530,035

Net Assets applicable to investors’ interest in Portfolio	$313,304,360

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $602,380)	$5,957,875

Interest (net of foreign taxes, $5,552)	3,753,476

Dividends from affiliated investment	51,766

Total investment income	$9,763,117

Expenses

Investment adviser fee	$997,397

Trustees’ fees and expenses	8,705

Custodian fee	88,353

Legal and accounting services	28,583

Miscellaneous	20,316

Total expenses	$1,143,354

Net investment income	$8,619,763

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(5,286,904)

Investment transactions — affiliated investment	596

Financial futures contracts	(639,063)

Foreign currency transactions	(65,566)

Net realized loss	$(5,990,937)

Change in unrealized appreciation (depreciation) —

Investments	$19,658,670

Investments — affiliated investment	237

Financial futures contracts	130,244

Foreign currency	(8,067)

Net change in unrealized appreciation (depreciation)	$19,781,084

Net realized and unrealized gain	$13,790,147

Net increase in net assets from operations	$22,409,910

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$8,619,763	$12,297,508

Net realized gain (loss)	(5,990,937)	9,137,041 (1)

Net change in unrealized appreciation (depreciation)	19,781,084	(23,312,588)

Net increase (decrease) in net assets from operations	$22,409,910	$(1,878,039)

Capital transactions —

Contributions	$2,282,184	$11,555,928

Withdrawals	(34,955,045)	(50,914,402)

Portfolio transaction fee	130,144	197,464

Net decrease in net assets from capital transactions	$(32,542,717)	$(39,161,010)

Net decrease in net assets	$(10,132,807)	$(41,039,049)

Net Assets

At beginning of period	$323,437,167	$364,476,216

At end of period	$313,304,360	$323,437,167

(1)	Includes $447,006 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2016(1)
Ratios/Supplemental Data			2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.75	%(2)	0.75%	0.75%	0.80	%(2)

Net investment income	5.62	%(2)	3.47%	4.56%	3.75	%(2)

Portfolio Turnover	52	%(3)	102%	143%	66	%(3)

Total Return	7.76	%(3)	(1.00)%	15.99%	3.65	%(3)

Net assets, end of period (000’s omitted)	$313,304		$323,437	$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 98.0% and 2.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

36

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such

37

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Effective May 1, 2019, pursuant to a fee reduction agreement between the Portfolio and BMR, the annual investment adviser fee rate on average daily net assets up to $500 million was reduced to 0.55%. The annual fee rate was also reduced on average daily net assets of $500 million and over. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $997,397 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp. (EVC), a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $156,784,933 and $184,357,921, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$287,139,687

Gross unrealized appreciation	$27,260,947

Gross unrealized depreciation	(7,451,281)

Net unrealized appreciation	$19,809,666

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

38

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy. The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$1,464,676	$(1,334,432)

(1)

Amount represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(639,063)	$130,244

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$13,836,000	$13,597,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

39

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$11,730,361	$3,203,325		$—	$14,933,686

Consumer Discretionary	8,531,128	10,646,736		—	19,177,864

Consumer Staples	3,719,955	7,277,974		—	10,997,929

Energy	6,644,396	1,262,679		—	7,907,075

Financials	14,577,056	24,897,111		—	39,474,167

Health Care	12,527,488	8,234,092		—	20,761,580

Industrials	10,591,245	15,907,521		—	26,498,766

Information Technology	11,081,882	5,526,800		—	16,608,682

Materials	933,101	7,448,916		—	8,382,017

Real Estate	3,655,282	—		—	3,655,282

Utilities	4,732,960	3,138,255		—	7,871,215

Total Common Stocks	$88,724,854	$87,543,409	**	$—	$176,268,263

Preferred Stocks

Consumer Staples	$—	$518,786		$—	$518,786

Energy	624,853	—		—	624,853

Financials	464,543	118,190		—	582,733

Real Estate	464,871	—		—	464,871

Utilities	633,269	—		—	633,269

Total Preferred Stocks	$2,187,536	$636,976		$—	$2,824,512

40

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$112,574,407	$—	$112,574,407

Senior Floating-Rate Loans	—	10,223,449	—	10,223,449

Exchange-Traded Funds	2,381,080	—	—	2,381,080

Miscellaneous	—	—	0	0

Short-Term Investments	—	2,547,398	—	2,547,398

Total Investments	$93,293,470	$213,525,639	$0	$306,819,109

Futures Contracts	$1,464,676	$—	$—	$1,464,676

Total	$94,758,146	$213,525,639	$—	$308,283,785

Liability Description

Futures Contracts	$(1,277,499)	$(56,933)	$—	$(1,334,432)

Total	$(1,277,499)	$(56,933)	$—	$(1,334,432)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

41

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

42

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement between Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and

43

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board considered the fact that, following discussions with the Contract Review Committee, the Adviser committed to permanently reduce fees of the Fund and the Portfolio in an agreed upon amount, each such reduction to be effective May 1, 2019.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board

44

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

45

Eaton Vance

Global Income Builder Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.19

Eaton Vance

Global Macro Absolute Return Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	70

Officers and Trustees	73

Important Notices	74

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	1.93%	–1.23%	2.20%	2.60%
Class A with 4.75% Maximum Sales Charge	—	—	–2.93	–5.93	1.22	2.10
Class C at NAV	10/01/2009	10/31/1997	1.57	–1.91	1.50	1.91
Class C with 1% Maximum Sales Charge	—	—	0.57	–2.86	1.50	1.91
Class I at NAV	06/27/2007	10/31/1997	1.96	–0.94	2.50	2.91
Class R at NAV	04/08/2010	10/31/1997	1.82	–1.42	2.01	2.42
Class R6 at NAV	05/31/2017	10/31/1997	2.11	–0.88	2.53	2.92
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.18%	2.18%	0.78%	0.45%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.08%	1.78%	0.78%	1.28%	0.72%

Fund Profile4

Asset Allocation (% of net assets)5

Foreign Currency Exposure (% of net assets)6

Serbia	8.5%	Indonesia	1.0%

Egypt	6.2	Uganda	1.0

Dominican Republic	6.0	Other	0.8	*

Iceland	4.9	Mexico	–1.0

Nigeria	4.2	South Africa	–1.5

Australia	3.6	South Korea	–2.5

Peru	2.8	Romania	–3.0

Sri Lanka	2.7	New Zealand	–3.3

Japan	2.5	Bahrain	–4.1

Ukraine	2.3	Oman	–5.1

Thailand	2.1	United Arab Emirates	–10.2

Sweden	2.0	Euro	–13.7

Norway	1.5	Total Long	57.9

Colombia	1.5	Total Short	–46.5

Philippines	1.1	Total Net	11.4

Canada	1.1

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.30	$5.36	1.07%
Class C	$1,000.00	$1,015.70	$8.90	1.78%
Class I	$1,000.00	$1,019.60	$3.91	0.78%
Class R	$1,000.00	$1,018.20	$6.41	1.28%
Class R6	$1,000.00	$1,021.10	$3.66	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36	1.07%
Class C	$1,000.00	$1,016.00	$8.90	1.78%
Class I	$1,000.00	$1,020.90	$3.91	0.78%
Class R	$1,000.00	$1,018.40	$6.41	1.28%
Class R6	$1,000.00	$1,021.20	$3.66	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Global Macro Portfolio, at value (identified cost, $3,984,602,064)	$3,898,021,844

Receivable for Fund shares sold	10,341,791

Total assets	$3,908,363,635

Liabilities

Payable for Fund shares redeemed	$11,599,301

Payable to affiliates:

Distribution and service fees	203,306

Trustees’ fees	43

Accrued expenses	543,998

Total liabilities	$12,346,648

Net Assets	$3,896,016,987

Sources of Net Assets

Paid-in capital	$4,459,414,912

Accumulated loss	(563,397,925)

Total	$3,896,016,987

Class A Shares

Net Assets	$363,898,129

Shares Outstanding	42,365,042

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.59

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.02

Class C Shares

Net Assets	$137,204,306

Shares Outstanding	15,915,401

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.62

Class I Shares

Net Assets	$3,292,256,622

Shares Outstanding	384,046,954

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.57

Class R Shares

Net Assets	$928,907

Shares Outstanding	107,938

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.61

Class R6 Shares

Net Assets	$101,729,023

Shares Outstanding	11,871,902

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.57

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest allocated from Portfolio (net of foreign taxes, $2,916,551)	$119,988,310

Dividends allocated from Portfolio (net of foreign taxes, $358,312)	4,110,994

Expenses, excluding interest expense, allocated from Portfolio	(13,862,736)

Interest expense allocated from Portfolio	(299,632)

Total investment income from Portfolio	$109,936,936

Expenses

Distribution and service fees

Class A	$404,683

Class C	779,528

Class R	2,408

Trustees’ fees and expenses	250

Custodian fee	37,974

Transfer and dividend disbursing agent fees	1,537,370

Legal and accounting services	48,383

Printing and postage	338,862

Registration fees	110,986

Miscellaneous	25,447

Total expenses	$3,285,891

Net investment income	$106,651,045

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $129,539)	$(49,178,285)

Written options	349,076

Financial futures contracts	(16,478,072)

Swap contracts	(43,269,604)

Foreign currency transactions	(2,909,862)

Forward foreign currency exchange contracts	26,722,888

Net realized loss	$(84,763,859)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $26,543)	$109,091,212

Written options	11,003

Financial futures contracts	(4,636,554)

Swap contracts	(24,308,056)

Foreign currency	3,136,129

Forward foreign currency exchange contracts	(24,467,785)

Net change in unrealized appreciation (depreciation)	$58,825,949

Net realized and unrealized loss	$(25,937,910)

Net increase in net assets from operations	$80,713,135

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$106,651,045	$241,515,348

Net realized loss	(84,763,859)	(107,994,975)

Net change in unrealized appreciation (depreciation)	58,825,949	(275,558,870)

Net increase (decrease) in net assets from operations	$80,713,135	$(142,038,497)

Distributions to shareholders —

Class A	$(5,110,790)	$(3,229,060)

Class C	(2,373,724)	(1,550,227)

Class I	(73,996,344)	(50,031,740)

Class R	(17,428)	(14,815)

Class R6	(2,398,908)	(898,432)

Total distributions to shareholders	$(83,897,194)	$(55,724,274)

Tax return of capital to shareholders —

Class A	$—	$(7,492,425)

Class C	—	(3,511,411)

Class I	—	(113,124,415)

Class R	—	(29,859)

Class R6	—	(3,944,356)

Total tax return of capital to shareholders	$—	$(128,102,466)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$175,314,174	$141,445,460

Class C	3,706,425	29,159,918

Class I	977,266,277	2,075,367,727

Class R	40,220	721,206

Class R6	29,635,943	204,935,611

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,925,570	10,268,270

Class C	2,127,736	4,551,002

Class I	52,345,941	115,596,310

Class R	17,428	44,674

Class R6	2,160,803	4,418,674

Cost of shares redeemed

Class A	(108,501,072)	(183,276,526)

Class C	(38,677,036)	(59,819,920)

Class I	(1,971,880,561)	(2,581,472,104)

Class R	(162,668)	(1,351,353)

Class R6	(83,686,484)	(60,001,721)

Net asset value of shares converted

Class A	7,944,370	—

Class C	(7,944,370)	—

Net decrease in net assets from Fund share transactions	$(955,367,304)	$(299,412,772)

Net decrease in net assets	$(958,551,363)	$(625,278,009)

Net Assets

At beginning of period	$4,854,568,350	$5,479,846,359

At end of period	$3,896,016,987	$4,854,568,350

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.590		$9.140		$9.110		$9.160		$9.370		$9.420

Income (Loss) From Operations

Net investment income(1)	$0.207		$0.383		$0.344		$0.375		$0.372		$0.329

Net realized and unrealized gain (loss)	(0.043)		(0.647)		(0.029)		0.035		(0.224)		(0.021)

Total income (loss) from operations	$0.164		$(0.264)		$0.315		$0.410		$0.148		$0.308

Less Distributions

From net investment income	$(0.164)		$(0.087)		$(0.285)		$(0.337)		$(0.358)		$(0.322)

Tax return of capital	—		(0.199)		—		(0.123)		—		(0.036)

Total distributions	$(0.164)		$(0.286)		$(0.285)		$(0.460)		$(0.358)		$(0.358)

Net asset value — End of period	$8.590		$8.590		$9.140		$9.110		$9.160		$9.370

Total Return(2)	1.93	%(3)	(2.97)%		3.52%		4.62	%(4)	1.58%		3.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$363,898		$284,958		$336,889		$476,495		$553,640		$648,306

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.07	%(7)(8)	1.08	%(9)	1.04	%(9)	1.06	%(9)	1.07	%(9)	1.17	%(9)

Net investment income	4.86	%(8)	4.26%		3.77%		4.15%		3.98%		3.51%

Portfolio Turnover of the Portfolio	30	%(3)	78%		74%		65%		66%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(8)	Annualized.

(9)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.12% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.620		$9.170		$9.140		$9.180		$9.390		$9.430

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.321		$0.280		$0.313		$0.307		$0.264

Net realized and unrealized gain (loss)	(0.043)		(0.647)		(0.028)		0.036		(0.231)		(0.018)

Total income (loss) from operations	$0.134		$(0.326)		$0.252		$0.349		$0.076		$0.246

Less Distributions

From net investment income	$(0.134)		$(0.068)		$(0.222)		$(0.291)		$(0.286)		$(0.257)

Tax return of capital	—		(0.156)		—		(0.098)		—		(0.029)

Total distributions	$(0.134)		$(0.224)		$(0.222)		$(0.389)		$(0.286)		$(0.286)

Net asset value — End of period	$8.620		$8.620		$9.170		$9.140		$9.180		$9.390

Total Return(2)	1.57	%(3)	(3.63)%		2.80%		3.91	%(4)	0.91%		2.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$137,204		$178,033		$216,384		$257,491		$302,451		$368,893

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.78	%(7)(8)	1.78	%(9)	1.74	%(9)	1.76	%(9)	1.77	%(9)	1.87	%(9)

Net investment income	4.13	%(8)	3.56%		3.06%		3.44%		3.28%		2.81%

Portfolio Turnover of the Portfolio	30	%(3)	78%		74%		65%		66%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(8)	Annualized.

(9)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.12% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.580		$9.120		$9.090		$9.140		$9.360		$9.410

Income (Loss) From Operations

Net investment income(1)	$0.218		$0.408		$0.369		$0.401		$0.399		$0.357

Net realized and unrealized gain (loss)	(0.052)		(0.636)		(0.027)		0.039		(0.231)		(0.019)

Total income (loss) from operations	$0.166		$(0.228)		$0.342		$0.440		$0.168		$0.338

Less Distributions

From net investment income	$(0.176)		$(0.095)		$(0.312)		$(0.356)		$(0.388)		$(0.349)

Tax return of capital	—		(0.217)		—		(0.134)		—		(0.039)

Total distributions	$(0.176)		$(0.312)		$(0.312)		$(0.490)		$(0.388)		$(0.388)

Net asset value — End of period	$8.570		$8.580		$9.120		$9.090		$9.140		$9.360

Total Return(2)	1.96	%(3)	(2.58)%		3.83%		4.98	%(4)	1.80%		3.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,292,257		$4,237,027		$4,910,029		$4,685,999		$3,449,243		$3,170,124

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.78	%(7)(8)	0.78	%(9)	0.74	%(9)	0.76	%(9)	0.77	%(9)	0.87	%(9)

Net investment income	5.13	%(8)	4.56%		4.06%		4.43%		4.28%		3.81%

Portfolio Turnover of the Portfolio	30	%(3)	78%		74%		65%		66%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(8)	Annualized.

(9)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.12% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.610		$9.150		$9.120		$9.170		$9.380		$9.430

Income (Loss) From Operations

Net investment income(1)	$0.198		$0.369		$0.325		$0.358		$0.353		$0.312

Net realized and unrealized gain (loss)	(0.043)		(0.641)		(0.027)		0.032		(0.225)		(0.024)

Total income (loss) from operations	$0.155		$(0.272)		$0.298		$0.390		$0.128		$0.288

Less Distributions

From net investment income	$(0.155)		$(0.081)		$(0.268)		$(0.324)		$(0.338)		$(0.304)

Tax return of capital	—		(0.187)		—		(0.116)		—		(0.034)

Total distributions	$(0.155)		$(0.268)		$(0.268)		$(0.440)		$(0.338)		$(0.338)

Net asset value — End of period	$8.610		$8.610		$9.150		$9.120		$9.170		$9.380

Total Return(2)	1.82	%(3)	(3.04)%		3.31%		4.39	%(4)	1.36%		3.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$929		$1,034		$1,703		$815		$903		$825

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.28	%(7)(8)	1.28	%(9)	1.23	%(9)	1.26	%(9)	1.27	%(9)	1.36	%(9)

Net investment income	4.64	%(8)	4.09%		3.56%		3.94%		3.77%		3.33%

Portfolio Turnover of the Portfolio	30	%(3)	78%		74%		65%		66%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(8)	Annualized.

(9)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.12% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		Period Ended October 31, 2017(1)

Net asset value — Beginning of period	$8.570		$9.120		$9.120

Income (Loss) From Operations

Net investment income(2)	$0.221		$0.405		$0.163

Net realized and unrealized loss	(0.042)		(0.638)		(0.031)

Total income (loss) from operations	$0.179		$(0.233)		$0.132

Less Distributions

From net investment income	$(0.179)		$(0.096)		$(0.132)

Tax return of capital	—		(0.221)		—

Total distributions	$(0.179)		$(0.317)		$(0.132)

Net asset value — End of period	$8.570		$8.570		$9.120

Total Return(3)	2.11	%(4)	(2.63)%		1.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101,729		$153,516		$14,841

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.73	%(6)(7)	0.72	%(8)	0.68	%(7)(8)

Net investment income	5.19	%(7)	4.54%		4.23	%(7)

Portfolio Turnover of the Portfolio	30	%(4)	78%		74	%(9)

(1)	For the period from commencement of operations, May 31, 2017, to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(7)	Annualized.

(8)	Includes interest expense, including on securities sold short, of 0.04% and 0.03% for the year ended October 31, 2018 and the period ended October 31, 2017, respectively.

(9)	For the Portfolio’s year ended October 31, 2017.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2019, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $317,073,298 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $51,639,178 are short-term and $265,434,120 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $249,103 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,534 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $404,683 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $584,646 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $1,204 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $194,882 and $1,204 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

14

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $13,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $116,247,094 and $1,166,723,080, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	20,358,493	15,687,479

Issued to shareholders electing to receive payments of distributions in Fund shares	574,963	1,148,302

Redemptions	(12,648,715)	(20,543,478)

Converted from Class C shares	919,573	—

Net increase (decrease)	9,204,314	(3,707,697)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	430,827	3,204,077

Issued to shareholders electing to receive payments of distributions in Fund shares	247,574	507,416

Redemptions	(4,492,404)	(6,663,973)

Converted to Class A shares	(916,651)	—

Net decrease	(4,730,654)	(2,952,480)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	114,207,290	230,955,739

Issued to shareholders electing to receive payments of distributions in Fund shares	6,126,101	12,962,696

Redemptions	(230,375,257)	(288,298,066)

Net decrease	(110,041,866)	(44,379,631)

15

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	4,668	80,145

Issued to shareholders electing to receive payments of distributions in Fund shares	2,031	4,975

Redemptions	(18,911)	(151,012)

Net decrease	(12,212)	(65,892)

Class R6	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	3,458,853	22,550,468

Issued to shareholders electing to receive payments of distributions in Fund shares	252,877	497,313

Redemptions	(9,747,563)	(6,768,240)

Net increase (decrease)	(6,035,833)	16,279,541

16

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 55.5%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.7%

Republic of Albania, 3.50%, 10/9/25(1)	EUR	54,769	$65,356,339

Total Albania			$65,356,339

Argentina — 2.2%

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(2)	ARS	69,444	$1,230,145

City of Buenos Aires, 46.61%, (BADLAR + 5.00%), 1/23/22(2)	ARS	23,358	458,398

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	202,182	3,340,938

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	132,588	2,631,297

Republic of Argentina, 6.25%, 11/9/47	EUR	40,284	29,647,439

Republic of Argentina, 6.875%, 1/11/48	USD	51,605	34,408,150

Republic of Argentina, 7.625%, 4/22/46	USD	21,818	15,245,327

Total Argentina			$86,961,694

Armenia — 0.2%

Republic of Armenia, 6.00%, 9/30/20(1)	USD	8,112	$8,318,751

Total Armenia			$8,318,751

Bahrain — 2.4%

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	8,549	$8,931,670

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	1,711	1,819,007

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	3,897	4,204,048

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	27,552	29,839,643

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	44,522	47,644,773

Total Bahrain			$92,439,141

Barbados — 0.5%

Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$18,462,812

Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,421,145

Total Barbados			$19,883,957

Benin — 0.7%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	24,100	$26,827,844

Total Benin			$26,827,844

China — 0.0%(5)

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,477,685

Total China			$1,477,685

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.6%

Costa Rica Government International Bond, 9.20%, 2/23/22(1)	USD	3,180	$3,191,766

Costa Rica Government International Bond, 9.20%, 2/21/24(1)	USD	18,210	18,913,816

Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,657,599	2,492,927

Total Costa Rica			$24,598,509

Dominican Republic — 5.9%

Dominican Republic, 8.90%, 2/15/23(1)	DOP	2,135,700	$42,114,468

Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	16,406,325

Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	18,487,619

Dominican Republic, 10.50%, 4/7/23(1)	DOP	5,308,800	109,620,637

Dominican Republic, 11.00%, 11/6/26(1)	DOP	263,800	5,597,803

Dominican Republic, 11.00%, 12/4/26(1)	DOP	278,300	6,013,193

Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,282,000	28,175,762

Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,546,076

Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,603,365

Total Dominican Republic			$230,565,248

El Salvador — 3.0%

Republic of El Salvador, 5.875%, 1/30/25(1)	USD	973	$951,108

Republic of El Salvador, 6.375%, 1/18/27(1)	USD	8,993	8,835,623

Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,156,608

Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	52,691,031

Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,867	4,190,861

Republic of El Salvador, 8.625%, 2/28/29(1)	USD	29,437	32,675,070

Total El Salvador			$116,500,301

Fiji — 1.4%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	53,368	$53,364,958

Total Fiji			$53,364,958

Georgia — 0.0%(5)

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	2,898	$1,074,456

Total Georgia			$1,074,456

Iceland — 3.2%

Republic of Iceland, 5.00%, 11/15/28	ISK	4,227,588	$36,746,970

Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	760,387

Republic of Iceland, 6.50%, 1/24/31	ISK	5,734,515	56,996,222

Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	6,262,567

Republic of Iceland, 8.00%, 6/12/25	ISK	2,332,467	23,053,288

Total Iceland			$123,819,434

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 1.0%

Indonesia Government Bond, 6.125%, 5/15/28	IDR	270,159,000	$17,062,674

Indonesia Government Bond, 7.50%, 8/15/32	IDR	34,164,000	2,262,319

Indonesia Government Bond, 7.50%, 5/15/38	IDR	229,133,000	14,816,463

Indonesia Government Bond, 8.25%, 5/15/36	IDR	52,407,000	3,682,682

Total Indonesia			$37,824,138

Lebanon — 0.3%

Lebanon Government International Bond, 6.60%, 11/27/26(1)	USD	13,937	$11,505,272

Lebanon Government International Bond, 6.85%, 3/23/27(1)	USD	1,979	1,636,970

Total Lebanon			$13,142,242

Macedonia — 2.6%

Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	505	$590,889

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	54,778	65,330,277

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	29,795	35,527,940

Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	476	619,058

Total Macedonia			$102,068,164

Montenegro — 0.1%

Montenegro Government International Bond, 3.375%, 4/21/25(1)	EUR	2,300	$2,673,092

Montenegro Government International Bond, 5.75%, 3/10/21(1)	EUR	1,000	1,216,179

Total Montenegro			$3,889,271

New Zealand — 4.5%

New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	90,405	$65,312,027

New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,879	36,971,642

New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	20,869	17,025,853

New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	65,832	53,925,750

Total New Zealand			$173,235,272

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	554,100	$1,385,360

Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	277,050	689,012

Total Nigeria			$2,074,372

Security		Principal Amount (000’s omitted)	Value

Peru — 2.6%

Peru Government Bond, 5.20%, 9/12/23	PEN	10,086	$3,200,354

Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	43,674,058

Peru Government Bond, 6.35%, 8/12/28	PEN	14,836	4,887,934

Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	50,562,641

Total Peru			$102,324,987

Philippines — 0.9%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$34,886,496

Total Philippines			$34,886,496

Rwanda — 0.0%(5)

Republic of Rwanda, 6.625%, 5/2/23(1)	USD	441	$459,282

Total Rwanda			$459,282

Serbia — 8.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,371,480	$187,646,145

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	73,488,664

Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,057,090	22,190,586

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	3,932,850	43,635,439

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,803,816

Total Serbia			$329,764,650

Sri Lanka — 2.5%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	725,740	$4,022,497

Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	8,699,879

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	11,373,038

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	547,000	3,031,019

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	10,946,581

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,189,310	6,834,157

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,451,764

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,237,738

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	12,123,635

Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	3,699,898

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	5,953,727

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,610,021

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	8,276,323

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	703,529

Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	636,000	3,696,077

Total Sri Lanka			$95,659,883

Tanzania — 1.2%

United Republic of Tanzania, 8.688%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	46,002	$46,960,905

Total Tanzania			$46,960,905

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Thailand — 2.7%

Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	2,459,412	$72,520,333

Thailand Government Bond, 2.875%, 12/17/28	THB	740,000	24,030,031

Thailand Government Bond, 2.875%, 6/17/46	THB	350,000	10,309,942

Total Thailand			$106,860,306

Turkey — 1.2%

Republic of Turkey, 4.875%, 10/9/26	USD	10,115	$8,652,331

Republic of Turkey, 5.20%, 2/16/26	EUR	4,030	4,414,326

Republic of Turkey, 7.00%, 6/5/20	USD	14,180	14,332,336

Republic of Turkey, 7.375%, 2/5/25	USD	20,600	20,422,778

Total Turkey			$47,821,771

Ukraine — 5.5%

Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	464,285	$14,963,510

Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(1)(7)	USD	15,228	9,763,737

Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	111,778	114,470,732

Ukraine Government International Bond, 9.75%, 11/1/28(3)	USD	4,603	4,713,886

Ukraine Government International Bond, 10.00%, 8/23/23(1)	UAH	886,641	26,992,303

Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	354,530	12,974,265

Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	826,650	31,291,444

Total Ukraine			$215,169,877

Total Foreign Government Bonds (identified cost $2,158,440,815)			$2,163,329,933

Foreign Corporate Bonds — 1.8%
Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$10,197,274

Total Bulgaria			$10,197,274

China — 0.3%

CAR, Inc., 6.125%, 2/4/20(1)	USD	400	$399,872

China Evergrande Group, 8.75%, 6/28/25(1)	USD	1,500	1,372,698

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	1,500	1,471,237

Security		Principal Amount (000’s omitted)	Value

China (continued)

Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)	USD	1,400	$1,363,277

Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	500	507,745

eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	1,000	940,310

KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	500	493,897

KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	750	780,937

Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	700	665,540

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	421	427,174

Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	1,250	1,252,384

Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	200	198,500

Total China			$9,873,571

Colombia — 0.1%

Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,365,600

Total Colombia			$4,365,600

Ecuador — 0.0%(5)

EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.24%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	711	$715,032

Total Ecuador			$715,032

Georgia — 0.1%

Silknet JSC, 11.00%, 4/2/24(1)	USD	5,761	$5,840,214

Total Georgia			$5,840,214

Honduras — 0.1%

Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	2,871	$2,935,597

Total Honduras			$2,935,597

Iceland — 0.2%

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	$8,799,394

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)(4)	EUR	3,600	524,909

WOW Air HF, 0.00%(4)(9)	EUR	79	11,548

Total Iceland			$9,335,851

India — 0.0%(5)

Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$420,948

Total India			$420,948

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.0%(5)

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,232,406

Total Indonesia			$1,232,406

Ireland — 0.2%

Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	5,900	$5,900,000

Total Ireland			$5,900,000

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	4,990	$5,191,676

Total Mongolia			$5,191,676

Peru — 0.2%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,540	$7,869,008

Total Peru			$7,869,008

Singapore — 0.1%

ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	3,000	$2,809,404

Total Singapore			$2,809,404

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	4,000	$4,051,160

Total Spain			$4,051,160

Total Foreign Corporate Bonds (identified cost $76,522,827)			$70,737,741

Senior Floating-Rate Loans — 0.2%
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.2%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(2)(8)	EUR	6,100	$6,823,996

Yapi ve Kredi Bankasi AS, Term Loan, 1.90%, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(2)(8)	EUR	2,600	2,862,253

Total Financial Services			$9,686,249

Total Senior Floating-Rate Loans (identified cost $9,628,075)			$9,686,249

Sovereign Loans — 3.6%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.4%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(10)		$25,760	$14,111,328

Total Barbados			$14,111,328

Ethiopia — 0.2%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$8,667	$8,344,396

Total Ethiopia			$8,344,396

Kenya — 0.5%

Government of Kenya, Term Loan, 9.33%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(2)		$3,195	$3,231,736

Government of Kenya, Term Loan, 9.36%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(2)		17,415	17,501,971

Total Kenya			$20,733,707

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(10)	EUR	11,000	$12,573,020

Total Macedonia			$12,573,020

Nigeria — 0.6%

Bank of Industry Limited, Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(10)		$24,380	$24,389,313

Total Nigeria			$24,389,313

Tanzania — 1.6%

Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,212,031

Total Tanzania			$60,212,031

Total Sovereign Loans (identified cost $149,940,919)			$140,363,795

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Linked Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(11)	$2,100	$1,974,000

Total Argentina		$1,974,000

Total Credit Linked Notes (identified cost $2,113,751)		$1,974,000

Debt Obligations — United States — 10.4%

Corporate Bonds & Notes — 0.0%(5)
Security	Principal Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$503,434

Total Corporate Bonds & Notes (identified cost $500,576)		$503,434

Asset-Backed Securities — 1.3%
Security	Principal Amount	Value

Invitation Homes Trust

Series 2018-SFR3, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(3)	$32,000,000	$32,072,941

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 5.34%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(3)	9,000,000	9,026,989

Series 2018-GT2, Class A, 5.127%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064,000	8,098,693

Total Asset-Backed Securities (identified cost $49,064,000)		$49,198,623

Collateralized Mortgage Obligations — 2.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$38,430	$40,769

Series 1548, Class Z, 7.00%, 7/15/23	49,143	52,385

Series 1650, Class K, 6.50%, 1/15/24	267,196	284,474

Series 1817, Class Z, 6.50%, 2/15/26	46,337	50,075

Series 1927, Class ZA, 6.50%, 1/15/27	158,680	172,320

Series 2344, Class ZD, 6.50%, 8/15/31	421,126	472,398

Series 2458, Class ZB, 7.00%, 6/15/32	797,602	914,628

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(12)

Series 362, Class C6, 3.50%, 12/15/47	$17,998,966	$3,332,622

Series 4791, Class JI, 4.00%, 5/15/48	33,625,115	6,673,674

		$11,993,345

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA2, Class M2, 5.927%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,158,678

Series 2017-DNA3, Class M2, 4.977%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,506,486	4,647,472

		$13,806,150

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$134,844	$140,182

Series G92-60, Class Z, 7.00%, 10/25/22	192,613	201,685

Series G93-1, Class K, 6.675%, 1/25/23	204,649	213,136

Series G94-7, Class PJ, 7.50%, 5/17/24	248,762	267,949

Series 1992-180, Class F, 3.627%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	169,110	170,521

Series 1993-16, Class Z, 7.50%, 2/25/23	150,068	159,580

Series 1993-79, Class PL, 7.00%, 6/25/23	97,961	104,117

Series 1993-104, Class ZB, 6.50%, 7/25/23	38,087	40,244

Series 1993-121, Class Z, 7.00%, 7/25/23	620,521	659,280

Series 1993-141, Class Z, 7.00%, 8/25/23	131,158	139,864

Series 1994-42, Class ZQ, 7.00%, 4/25/24	854,945	916,292

Series 1994-79, Class Z, 7.00%, 4/25/24	166,862	178,485

Series 1994-89, Class ZQ, 8.00%, 7/25/24	140,700	153,957

Series 1996-35, Class Z, 7.00%, 7/25/26	42,477	46,569

Series 1998-16, Class H, 7.00%, 4/18/28	198,884	222,137

Series 1998-44, Class ZA, 6.50%, 7/20/28	314,180	344,927

Series 1999-25, Class Z, 6.00%, 6/25/29	311,670	341,650

Series 2000-2, Class ZE, 7.50%, 2/25/30	83,194	93,691

Series 2000-49, Class A, 8.00%, 3/18/27	247,634	275,635

Series 2001-31, Class ZA, 6.00%, 7/25/31	2,489,746	2,730,220

Series 2001-74, Class QE, 6.00%, 12/25/31	652,571	721,549

Series 2009-48, Class WA, 5.837%, 7/25/39(13)	3,150,786	3,394,689

Series 2011-38, Class SA, 6.07%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(14)	3,901,841	4,752,462

Interest Only:(12)

Series 424, Class C8, 3.50%, 2/25/48	25,502,033	4,737,801

Series 2018-21, Class IO, 3.00%, 4/25/48	26,582,294	4,825,734

Series 2018-58, Class BI, 4.00%, 8/25/48	4,429,761	821,505

		$26,653,861

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2, 5.477%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,615,625

Series 2017-C06, Class 1M2, 5.127%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	13,132,047	13,577,477

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2017-C07, Class 1M2, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	$5,000,000	$5,128,433

Series 2017-C07, Class 1M2C, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	3,942,383	4,018,953

Series 2018-C01, Class 1M2, 4.727%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	5,000,000	5,059,560

Series 2018-C03, Class 1M2, 4.627%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	5,500,000	5,540,207

		$49,940,255

Government National Mortgage Association:

Series 2001-35, Class K, 6.45%, 10/26/23	$55,890	$59,044

		$59,044

Total Collateralized Mortgage Obligations (identified cost $102,242,901)		$102,452,655

Mortgage Pass-Throughs — 5.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.881%, (COF + 1.25%), with maturity at 2035(15)	$1,594,022	$1,609,143

3.376%, (COF + 2.39%), with maturity at 2023(15)	33,665	34,280

4.376%, (COF + 1.25%), with maturity at 2029(15)	26,832	26,459

4.458%, (COF + 1.25%), with maturity at 2030(15)	304,991	320,691

4.50%, with maturity at 2035	259,163	271,873

4.632%, (1 yr. CMT + 2.33%), with maturity at 2036(15)	1,454,043	1,531,540

6.00%, with various maturities to 2035	6,558,872	7,236,356

6.50%, with various maturities to 2032	8,519,585	9,475,756

6.60%, with maturity at 2030	744,204	831,925

7.00%, with various maturities to 2036	11,031,498	12,349,792

7.31%, with maturity at 2026	27,759	30,200

7.50%, with various maturities to 2035	5,228,703	5,780,485

7.95%, with maturity at 2022	76,764	78,616

8.00%, with various maturities to 2030	1,156,339	1,257,117

8.15%, with maturity at 2021	6,958	6,970

8.30%, with maturity at 2021	2,889	2,901

8.50%, with maturity at 2025	67,581	70,361

9.00%, with various maturities to 2027	193,132	202,478

9.50%, with maturity at 2027	49,816	50,981

10.00%, with maturity at 2020	1,750	1,793

10.50%, with maturity at 2021	2,688	2,701

		$41,172,418

Security	Principal Amount	Value

Federal National Mortgage Association:

2.306%, (COF + 1.25%), with various maturities to 2033(15)	$2,165,107	$2,153,643

2.404%, (COF + 1.25%), with maturity at 2027(15)	88,184	87,734

2.525%, (COF + 1.40%), with maturity at 2025(15)	389,811	390,473

2.725%, (COF + 1.60%), with maturity at 2024(15)	188,392	189,305

3.21%, (COF + 2.17%), with maturity at 2023(15)	1,106	1,108

3.477%, (COF + 1.25%), with maturity at 2034(15)	835,402	856,554

3.618%, (COF + 1.25%), with maturity at 2035(15)	2,190,089	2,241,719

4.041%, (COF + 1.78%), with maturity at 2035(15)	2,468,394	2,562,931

4.693%, (1 yr. CMT + 2.15%), with maturity at 2028(15)	127,619	132,366

5.50%, with maturity at 2020	5,987	6,003

6.00%, with various maturities to 2038	38,689,664	43,016,654

6.327%, (COF + 2.00%, Floor 6.327%), with maturity at 2032(15)	848,142	903,234

6.50%, with various maturities to 2038	11,254,950	12,513,520

7.00%, with various maturities to 2035	14,621,120	16,473,822

7.50%, with various maturities to 2035	4,025,132	4,492,048

7.55%, (1 yr. CMT + 2.15%), with maturity at 2025(15)	23,149	24,382

8.00%, with various maturities to 2034	1,357,056	1,500,073

8.50%, with various maturities to 2037	2,066,621	2,364,435

9.00%, with various maturities to 2032	336,019	366,502

9.174%, with maturity at 2028	3,326	3,427

9.50%, with various maturities to 2031	147,220	158,547

9.517%, with maturity at 2027	7,081	7,470

10.50%, with maturity at 2029	35,412	41,317

11.50%, with maturity at 2031	124,790	148,528

		$90,635,795

Government National Mortgage Association:

4.125%, (1 yr. CMT + 1.50%), with maturity at 2024(15)	$166,560	$169,172

5.00%, with various maturities to 2049	79,362,182	83,142,207

6.50%, with various maturities to 2032	457,815	502,964

7.00%, with various maturities to 2031	765,153	848,686

7.50%, with various maturities to 2028	108,149	118,750

7.75%, with maturity at 2019	1,978	1,989

8.00%, with various maturities to 2023	67,709	72,531

8.30%, with maturity at 2020	183	184

8.50%, with maturity at 2021	6,764	6,888

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Government National Mortgage Association: (continued)

9.00%, with maturity at 2025	$27,785	$29,575

9.50%, with various maturities to 2021	12,514	12,909

		$84,905,855

Total Mortgage Pass-Throughs (identified cost $213,755,542)		$216,714,068

U.S. Treasury Obligations — 0.0%(5)
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,646,016

Total U.S. Treasury Obligations (identified cost $1,554,478)		$1,646,016

Small Business Administration Loans (Interest Only)(16) — 0.9%
Security	Principal Amount	Value

1.109%, 9/15/42	$1,711,354	$78,231

1.409%, 9/15/42	1,130,595	66,985

1.609%, 8/15/42 to 9/15/42	4,676,073	314,884

1.655%, 12/15/42 to 4/15/43	5,539,542	394,959

1.659%, 8/15/42	1,863,025	160,751

1.809%, 9/15/37	2,237,459	143,647

1.905%, 1/15/43 to 4/15/43	10,366,964	885,323

1.909%, 7/15/42 to 9/15/42	7,382,134	579,602

1.932%, 3/15/41 to 5/15/42	2,175,125	180,644

1.959%, 9/15/42	2,997,702	231,552

2.032%, 8/15/32	843,609	63,546

2.059%, 8/15/38	829,630	58,489

2.109%, 8/15/42 to 9/15/42	6,086,632	537,530

2.155%, 2/15/43 to 4/15/43	13,614,201	1,293,326

2.159%, 2/15/42 to 4/15/43	3,141,040	324,395

2.209%, 9/15/42	6,207,553	559,584

2.238%, 3/19/36	25,370,343	2,292,134

2.28%, 3/15/43	2,801,415	308,758

2.329%, 10/29/39	43,686,932	3,901,898

2.359%, 9/15/42	2,004,273	198,816

2.382%, 2/15/41 to 3/15/41	1,381,264	127,740

2.386%, 7/15/39	1,038,209	85,661

2.405%, 1/15/43 to 4/15/43	19,840,963	2,162,383

2.409%, 12/15/41 to 12/15/42	7,483,539	825,046

2.455%, 3/15/28 to 1/15/43	2,503,810	266,695

2.459%, 3/15/28 to 4/15/43	7,966,522	779,079

2.482%, 9/15/41	954,720	119,523

2.532%, 6/15/36	896,418	71,747

Security	Principal Amount	Value

2.559%, 5/15/37	$1,423,560	$119,596

2.579%, 9/15/42	2,537,140	270,956

2.609%, 9/15/42	2,896,233	398,519

2.632%, 11/15/36	643,767	61,760

2.655%, 4/15/43	6,565,420	808,591

2.659%, 4/15/43	1,746,397	223,329

2.709%, 7/15/27 to 9/15/42	9,798,657	1,035,473

2.886%, 2/15/41	833,974	95,046

2.905%, 12/15/42 to 4/15/43	14,332,896	1,932,907

2.909%, 10/15/42 to 12/15/42	3,316,758	446,091

2.932%, 4/15/42 to 5/15/42	3,087,454	399,133

2.955%, 2/15/28 to 2/15/43	3,798,479	339,409

2.959%, 7/15/27 to 12/15/42	6,510,423	733,495

2.982%, 7/15/43	1,232,877	169,263

2.985%, 2/15/29	969,608	97,074

3.032%, 4/15/41 to 1/15/42	4,181,201	505,247

3.155%, 1/15/43 to 4/15/43	4,870,395	855,290

3.159%, 9/15/42 to 12/15/42	4,219,370	683,445

3.205%, 3/15/28 to 3/15/43	2,228,006	296,281

3.209%, 6/15/27 to 9/15/42	7,909,113	1,015,482

3.289%, 12/15/42	3,616,071	595,256

3.405%, 4/15/43	5,772,991	923,281

3.409%, 3/15/43 to 4/15/43	3,502,097	521,139

3.455%, 3/15/28 to 3/15/43	1,534,226	220,487

3.459%, 3/15/27 to 9/15/42	4,636,263	676,035

3.532%, 4/15/37	3,237,697	373,028

3.655%, 1/15/43 to 6/15/43	8,920,943	1,586,419

3.659%, 9/15/42	802,049	125,957

3.685%, 3/15/43	1,373,293	276,713

3.705%, 2/15/28 to 4/15/28	8,960,327	871,067

3.709%, 3/15/42 to 10/15/42	7,497,164	1,162,021

3.782%, 5/15/27 to 9/15/42	4,222,331	614,081

Total Small Business Administration Loans (Interest Only) (identified cost $33,966,434)		$35,444,799

Total Debt Obligations — United States (identified cost $401,083,931)		$405,959,595

Common Stocks — 3.0%
Security	Shares	Value

Canada — 0.2%

Turquoise Hill Resources, Ltd.(17)	3,755,900	$5,633,850

Total Canada		$5,633,850

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(17)	4,401,002	$6,929,879

Total Cyprus		$6,929,879

Iceland — 1.4%

Arion Banki HF(3)	18,250,341	$11,369,299

Eik Fasteignafelag HF(17)	57,784,005	4,206,206

Eimskipafelag Islands HF	4,274,170	6,661,668

Hagar HF	18,553,133	6,725,434

Heimavellir HF(17)	75,681,248	778,867

N1 HF(17)	2,433,400	2,422,869

Reginn HF(17)	22,125,500	4,021,199

Reitir Fasteignafelag HF	9,332,181	6,297,038

Siminn HF	229,932,664	7,617,302

Sjova-Almennar Tryggingar HF	30,032,235	4,380,154

Tryggingamidstodin HF	4,496,751	1,224,849

Total Iceland		$55,704,885

Mongolia — 0.0%(5)

Mongolian Mining Corp.(17)	72,824,500	$1,367,121

Total Mongolia		$1,367,121

Serbia — 0.0%(5)

Komercijalna Banka AD Beograd(17)	56,243	$1,469,897

Total Serbia		$1,469,897

Singapore — 0.3%

Yoma Strategic Holdings, Ltd.	43,974,000	$10,513,313

Total Singapore		$10,513,313

Sri Lanka — 0.1%

Softlogic Life Insurance PLC(17)	25,625,000	$4,919,287

Total Sri Lanka		$4,919,287

Vietnam — 0.8%

Bank for Foreign Trade of Vietnam JSC	846,990	$2,480,695

Bank for Investment and Development of Vietnam JSC(17)	468,816	705,429

Bao Viet Holdings	156,900	600,047

Binh Minh Plastics JSC	255,600	523,309

Coteccons Construction JSC	133,000	691,423

Danang Rubber JSC	68,640	62,833

Domesco Medical Import Export JSC	240,160	730,613

FPT Corp.	34,993	79,668

HA TIEN 1 Cement JSC	219,600	151,744

Security		Shares	Value

Vietnam (continued)

Hoa Phat Group JSC(17)		1,218,898	$1,768,340

Hoa Sen Group		170,944	58,849

KIDO Group Corp.		373,100	328,217

Kinh Bac City Development Share Holding Corp.(17)		513,300	320,708

Masan Group Corp.(17)		954,000	3,563,884

PetroVietnam Drilling & Well Services JSC(17)		260,463	213,778

PetroVietnam Fertilizer & Chemical JSC		385,500	298,336

PetroVietnam Gas JSC		165,200	806,352

PetroVietnam Nhon Trach 2 Power JSC		882,000	1,030,117

PetroVietnam Technical Services Corp.		672,281	675,338

Pha Lai Thermal Power JSC		219,100	266,285

Refrigeration Electrical Engineering Corp.		807,810	1,180,313

Saigon - Hanoi Commercial Joint Stock Bank(17)		958,301	309,996

SSI Securities Corp.		668,470	744,779

Tan Tao Investment & Industry JSC(17)		1,064,400	137,711

Viet Capital Securities JSC		448,200	684,345

Vietnam Dairy Products JSC		546,768	3,047,959

Vietnam Joint Stock Commercial Bank for Industry and Trade(17)		148,700	136,435

Vietnam Prosperity JSC Bank(17)		2,180,305	1,793,166

Vietnam Technological & Commercial Joint Stock Bank(17)		781,800	815,497

Vingroup JSC(17)		1,385,904	6,788,325

Total Vietnam			$30,994,491

Total Common Stocks (identified cost $133,883,034)			$117,532,723

Short-Term Investments — 17.4%

Foreign Government Securities — 10.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 5.3%

Egypt Treasury Bill, 0.00%, 6/4/19	EGP	358,375	$20,680,095

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	36,254,078

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	185,875	10,377,335

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	848,125	47,201,836

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	101,325	5,654,986

Egypt Treasury Bill, 0.00%, 9/3/19	EGP	567,550	31,195,252

Egypt Treasury Bill, 0.00%, 10/15/19	EGP	344,225	18,748,093

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	204,675	10,359,416

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	531,025	26,449,963

Total Egypt			$206,921,054

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.5%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	3,145	$1,162,662

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,840	680,222

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,870	691,312

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	3,120	1,153,420

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	1,264	467,431

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	2,540	939,002

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	2,453	906,913

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	1,260	465,804

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,150	425,139

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,070	765,250

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,750	1,017,295

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	2,310	854,533

Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	2,755	1,018,484

Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	4,614	1,705,730

Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,497	553,530

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	2,202	813,900

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	977	361,183

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,940	717,190

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,860	687,616

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	4,000	1,474,824

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	4,220	1,548,295

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	150	54,832

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,585	1,673,406

Total Georgia			$20,137,973

Nigeria — 4.2%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	10,507,870	$28,790,689

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	4,304,440	11,459,571

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	6,330,040	16,713,008

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	1,466,759	3,852,252

Nigeria OMO Bill, 0.00%, 10/10/19	NGN	7,861,620	20,542,211

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	831,150	2,067,036

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	7,817,130	19,343,361

Nigeria Treasury Bill, 0.00%, 6/13/19	NGN	7,352,520	20,099,320

Nigeria Treasury Bill, 0.00%, 9/19/19	NGN	6,962,130	18,333,541

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	8,311,490	20,615,433

Total Nigeria			$161,816,422

Total Foreign Government Securities (identified cost $382,333,816)			$388,875,449

U.S. Treasury Obligations — 1.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(18)	$5,000	$4,999,674

U.S. Treasury Bill, 0.00%, 5/23/19(18)	49,900	49,828,734

Total U.S. Treasury Obligations (identified cost $54,828,409)		$54,828,408

Other — 6.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(19)	234,497,638	$234,497,638

Total Other (identified cost $234,494,999)		$234,497,638

Total Short-Term Investments (identified cost $671,657,224)		$678,201,495

Total Purchased Swaptions — 1.6% (identified cost $68,612,582)		$60,773,497

Total Investments — 93.6% (identified cost $3,671,883,158)		$3,648,559,028

Other Assets, Less Liabilities — 6.4%		$249,483,270

Net Assets — 100.0%		$3,898,042,298

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $1,324,910,781 or 34.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $70,596,746 or 1.8% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.
(15)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(16)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(17)	Non-income producing security.

(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Purchased Interest Rate Swaptions — 1.6%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$71,648,000	6/29/28	$3,714,482

Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	71,648,000	6/29/28	3,226,725

Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,512,162

Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,295,181

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,481,663

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,324,543

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,379,039

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,214,334

Option to enter into interest rate swap expiring 3/28/39 to pay 3-month USD-LIBOR Rate and receive 2.81%	Morgan Stanley & Co. International PLC	150,812,000	3/26/29	6,955,869

Option to enter into interest rate swap expiring 3/28/39 to receive 3-month USD-LIBOR Rate and pay 2.81%	Morgan Stanley & Co. International PLC	150,812,000	3/26/29	7,865,351

Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	13,876,000	3/29/29	623,288

Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	13,876,000	3/29/29	743,283

Option to enter into interest rate swap expiring 4/18/39 to pay 3-month USD-LIBOR Rate and receive 2.94%	Bank of America, N.A.	38,550,000	4/16/29	2,522,372

Option to enter into interest rate swap expiring 4/18/39 to receive 3-month USD-LIBOR Rate and pay 2.94%	Bank of America, N.A.	38,549,000	4/16/39	2,379,322

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (continued)

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 4/20/39 to pay 3-month USD-LIBOR Rate and receive 2.93%	Bank of America, N.A.	$15,420,000	4/18/29	$998,919

Option to enter into interest rate swap expiring 4/20/39 to receive 3-month USD-LIBOR Rate and pay 2.93%	Bank of America, N.A.	15,420,000	4/18/29	962,140

Option to enter into interest rate swap expiring 5/4/39 to pay 3-month USD-LIBOR Rate and receive 2.92%	Bank of America, N.A.	12,953,000	5/2/29	834,758

Option to enter into interest rate swap expiring 5/4/39 to receive 3-month USD-LIBOR Rate and pay 2.92%	Bank of America, N.A.	12,953,000	5/2/29	815,255

Option to enter into interest rate swap expiring 4/4/49 to pay 3-month USD-LIBOR Rate and receive 2.73%	Morgan Stanley & Co. International PLC	50,270,000	3/29/29	3,588,437

Option to enter into interest rate swap expiring 4/4/49 to receive 3-month USD-LIBOR Rate and pay 2.73%	Morgan Stanley & Co. International PLC	50,270,000	3/29/29	4,290,096

Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	38,549,000	4/3/29	3,814,831

Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	38,550,000	4/5/29	4,070,894

Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	2,302,544

Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	2,858,009

Total				$60,773,497

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

NZD	31,226,000	USD	20,813,690	5/1/19	$42,157

NZD	15,138,000	USD	10,090,234	5/1/19	20,437

NZD	31,226,000	USD	20,743,432	5/1/19	112,415

NZD	15,138,000	USD	10,056,173	5/1/19	54,498

USD	21,343,596	NZD	31,226,000	5/1/19	487,748

USD	10,347,126	NZD	15,138,000	5/1/19	236,455

USD	10,090,234	NZD	15,138,000	5/1/19	(20,437)

USD	20,813,690	NZD	31,226,000	5/1/19	(42,157)

BRL	15,588,333	USD	3,951,115	5/3/19	24,385

BRL	155,341,034	USD	39,180,043	5/3/19	436,655

USD	3,905,382	BRL	15,588,333	5/3/19	(70,118)

USD	39,373,694	BRL	155,341,034	5/3/19	(243,004)

AUD	9,650,000	USD	7,029,446	5/6/19	(226,015)

AUD	4,768,561	USD	3,386,727	5/6/19	(24,803)

EUR	11,363,900	USD	12,679,771	5/6/19	69,345

EUR	9,005,619	USD	10,048,416	5/6/19	54,954

EUR	560,133	USD	624,993	5/6/19	3,418

EUR	103,121	USD	115,062	5/6/19	629

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

NZD	12,656,000	USD	8,430,162	5/6/19	$23,360

NZD	10,811,000	USD	7,201,207	5/6/19	19,955

NZD	11,167,000	USD	7,443,922	5/6/19	15,028

NZD	11,126,000	USD	7,417,704	5/6/19	13,860

NZD	9,539,000	USD	6,358,697	5/6/19	12,837

NZD	9,504,000	USD	6,336,317	5/6/19	11,840

USD	6,213,340	AUD	8,817,000	5/6/19	(2,810)

USD	3,945,739	AUD	5,601,561	5/6/19	(3,466)

USD	13,092,804	EUR	11,363,900	5/6/19	343,688

USD	10,375,734	EUR	9,005,619	5/6/19	272,364

USD	645,352	EUR	560,133	5/6/19	16,941

USD	118,810	EUR	103,121	5/6/19	3,119

USD	6,833,650	NZD	9,854,000	5/6/19	251,713

USD	20,367,077	NZD	30,173,000	5/6/19	213,149

USD	3,312,108	NZD	4,776,000	5/6/19	121,999

USD	13,538,600	NZD	20,000,000	5/6/19	179,685

USD	22,022,366	KRW	25,601,000,000	5/7/19	94,647

USD	18,393,218	KRW	21,396,830,881	5/7/19	66,447

PHP	118,598,000	USD	2,252,574	5/8/19	24,837

USD	14,813,079	PHP	767,910,000	5/8/19	67,076

USD	9,986,104	PHP	531,061,000	5/8/19	(211,741)

EUR	103,121	USD	116,806	5/9/19	(1,085)

EUR	5,393,000	USD	6,108,705	5/9/19	(56,724)

CZK	85,898,317	USD	3,767,470	5/13/19	(7,912)

EUR	5,192,490	USD	5,786,781	5/13/19	42,205

PHP	115,472,000	USD	2,204,085	5/13/19	14,862

PHP	116,834,000	USD	2,230,721	5/13/19	14,398

PHP	57,735,000	USD	1,102,023	5/13/19	7,431

SEK	53,439,000	USD	5,782,002	5/13/19	(150,498)

USD	19,803,426	EUR	17,383,320	5/13/19	289,258

USD	3,771,878	EUR	3,310,930	5/13/19	55,094

USD	19,603,537	EUR	17,207,859	5/13/19	286,338

KRW	25,601,000,000	USD	22,028,050	5/14/19	(79,532)

AUD	9,065,179	USD	6,480,062	5/22/19	(86,448)

AUD	33,453,000	USD	23,966,867	5/22/19	(372,677)

USD	6,638,000	NZD	9,673,000	5/22/19	175,129

USD	5,670,197	NZD	8,246,000	5/22/19	160,756

USD	4,467,977	NZD	6,532,035	5/22/19	103,696

USD	2,600,269	NZD	3,801,508	5/22/19	60,349

USD	117,585	NZD	171,000	5/22/19	3,334

USD	8,975,487	NZD	13,170,000	5/22/19	176,148

KRW	21,396,830,881	USD	18,406,193	5/28/19	(27,168)

USD	14,390,336	KRW	16,089,835,000	5/28/19	569,809

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	5,845,173	KRW	6,537,241,000	5/28/19	$229,943

AUD	5,601,561	USD	3,948,540	6/3/19	3,362

AUD	8,817,000	USD	6,217,837	6/3/19	2,558

JPY	4,516,000,000	USD	40,776,156	6/6/19	(119,380)

USD	20,002,885	JPY	2,218,700,000	6/6/19	28,308

USD	1,691,271	KRW	1,898,452,000	6/7/19	59,023

USD	40,417,527	MXN	794,940,000	6/10/19	(1,257,695)

GBP	45,478,000	USD	60,767,704	6/13/19	(1,331,928)

USD	58,844,394	GBP	45,478,000	6/13/19	(591,382)

AUD	47,176,000	USD	33,269,459	6/14/19	21,624

AUD	16,539,230	USD	11,659,661	6/14/19	11,716

USD	14,818,684	KRW	16,761,710,000	6/14/19	403,853

USD	34,709,100	NZD	50,954,000	6/14/19	650,500

USD	17,170,505	NZD	25,320,000	6/14/19	246,146

COP	13,453,583,000	USD	4,260,227	6/19/19	(109,007)

COP	53,943,089,770	USD	16,966,437	6/19/19	(321,829)

GBP	15,169,000	USD	20,227,907	6/20/19	(395,990)

USD	19,618,568	GBP	15,169,000	6/20/19	(213,349)

AUD	31,086,136	USD	21,963,599	6/21/19	(23,258)

USD	480,073	NZD	699,000	6/21/19	12,786

USD	25,276,300	NZD	36,803,000	6/21/19	673,179

USD	13,038,217	KRW	14,653,000,000	6/26/19	431,642

EUR	2,963,590	USD	3,371,356	6/27/19	(31,481)

USD	84,894,507	EUR	74,457,697	6/27/19	982,966

CAD	53,091,000	USD	39,679,076	6/28/19	8,581

SEK	182,480,000	USD	20,027,438	6/28/19	(726,116)

USD	6,364,612	NZD	9,539,000	6/28/19	(13,151)

USD	7,450,846	NZD	11,167,000	6/28/19	(15,395)

USD	10,066,997	NZD	15,138,000	6/28/19	(54,249)

USD	20,765,758	NZD	31,226,000	6/28/19	(111,902)

COP	101,333,113,000	USD	32,215,776	7/5/19	(971,088)

NOK	14,162,000	USD	1,666,637	7/11/19	(20,712)

USD	1,670,301	EUR	1,470,038	7/11/19	11,638

USD	31,017,176	EUR	27,125,483	7/11/19	411,143

USD	4,116,492	EUR	3,600,000	7/11/19	54,565

USD	22,137,598	PHP	1,162,888,000	7/11/19	(207,858)

USD	8,334,277	SGD	11,272,943	7/11/19	36,313

USD	6,340,702	KRW	7,225,230,000	7/12/19	120,927

USD	13,484,460	NZD	20,000,000	7/12/19	108,750

USD	5,451,071	NZD	8,084,967	7/12/19	43,962

USD	19,510,820	ZAR	279,951,000	7/12/19	102,475

USD	17,485,486	ZAR	250,890,500	7/12/19	91,837

COP	18,191,312,000	USD	5,766,324	7/17/19	(160,505)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

AUD	1,377,510	USD	987,372	7/18/19	$(14,493)

AUD	25,684,000	USD	18,383,451	7/18/19	(243,893)

EUR	3,697,158	USD	4,147,213	7/18/19	26,775

EUR	2,205,333	USD	2,472,921	7/18/19	16,838

EUR	1,852,000	USD	2,093,519	7/18/19	(2,663)

EUR	6,589,000	USD	7,448,271	7/18/19	(9,474)

EUR	6,958,159	USD	7,865,573	7/18/19	(10,005)

EUR	1,343,381	USD	1,532,434	7/18/19	(15,795)

EUR	2,541,713	USD	2,887,030	7/18/19	(17,507)

EUR	3,327,699	USD	3,796,006	7/18/19	(39,127)

EUR	4,909,034	USD	5,585,205	7/18/19	(43,042)

EUR	7,156,178	USD	8,128,416	7/18/19	(49,291)

EUR	4,193,000	USD	4,783,081	7/18/19	(49,301)

USD	50,478,754	EUR	44,441,000	7/18/19	306,106

USD	134,746,255	EUR	119,201,223	7/18/19	171,402

USD	1,394,226	EUR	1,222,222	7/18/19	14,371

USD	11,156,826	EUR	9,869,717	7/18/19	14,192

USD	9,440,427	EUR	8,351,330	7/18/19	12,009

USD	4,616,992	EUR	4,084,352	7/18/19	5,873

USD	3,021,564	EUR	2,693,136	7/18/19	(18,911)

USD	13,216,355	NZD	19,516,033	7/18/19	162,729

USD	13,956,905	NZD	20,628,000	7/18/19	159,521

USD	11,914,125	NZD	17,593,085	7/18/19	146,695

USD	12,581,377	NZD	18,595,000	7/18/19	143,799

USD	67,704,446	EUR	59,084,337	7/25/19	960,889

NOK	172,485,000	USD	19,887,582	7/29/19	171,124

SEK	219,131,000	USD	23,118,499	7/29/19	114,471

USD	18,360,999	KRW	21,195,019,000	7/29/19	103,715

USD	14,842,408	KRW	17,128,881,000	7/29/19	87,675

USD	2,863,502	NZD	4,313,510	7/29/19	(22,304)

USD	8,587,298	NZD	12,935,697	7/29/19	(66,888)

USD	142,281,633	EUR	125,179,597	8/2/19	780,228

USD	76,562,911	EUR	66,457,399	8/15/19	1,360,472

SEK	182,470,000	USD	19,760,667	8/23/19	(378,679)

USD	23,135,165	ZAR	330,566,800	8/23/19	334,567

EUR	2,693,136	USD	3,028,728	8/30/19	22,511

EUR	186,342	USD	209,562	8/30/19	1,558

USD	8,663,618	EUR	7,703,664	8/30/19	(64,392)

USD	13,946,067	EUR	12,400,803	8/30/19	(103,653)

USD	19,791,053	EUR	17,598,148	8/30/19	(147,096)

USD	25,937,700	EUR	23,063,729	8/30/19	(192,781)

USD	51,368,813	EUR	45,677,002	8/30/19	(381,796)

USD	6,350,573	NZD	9,504,000	9/3/19	(12,276)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	7,434,393	NZD	11,126,000	9/3/19	$(14,371)

USD	7,217,261	NZD	10,811,000	9/3/19	(20,613)

USD	8,448,956	NZD	12,656,000	9/3/19	(24,131)

USD	83,285,943	EUR	72,337,013	9/20/19	1,190,219

USD	116,455	EUR	103,121	9/27/19	(644)

USD	632,562	EUR	560,133	9/27/19	(3,499)

USD	10,170,109	EUR	9,005,619	9/27/19	(56,254)

USD	12,833,332	EUR	11,363,900	9/27/19	(70,985)

NZD	13,009,476	USD	8,864,267	10/3/19	(149,382)

USD	18,726,452	NZD	27,483,529	10/3/19	315,582

					$6,099,450

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	11,180,353	RON	53,697,000	The Toronto-Dominion Bank	5/2/19	$—	$(117,332)

EUR	30,891,122	USD	34,493,027	UBS AG	5/2/19	154,473	—

EUR	10,668,703	USD	11,912,674	UBS AG	5/2/19	53,350	—

EUR	2,610,584	USD	2,914,979	UBS AG	5/2/19	13,054	—

EUR	2,436,120	USD	2,747,748	UBS AG	5/2/19	—	(15,395)

EUR	1,119,903	USD	1,279,299	UBS AG	5/2/19	—	(23,215)

EUR	29,945,684	USD	33,706,053	UBS AG	5/2/19	—	(118,957)

EUR	10,668,703	USD	12,368,270	UBS AG	5/2/19	—	(402,247)

RON	53,697,000	EUR	11,285,624	The Toronto-Dominion Bank	5/2/19	—	(740)

TRY	3,168,516	USD	562,791	BNP Paribas	5/2/19	—	(32,093)

TRY	24,745,409	USD	4,333,317	BNP Paribas	5/2/19	—	(188,677)

TRY	107,130,000	USD	18,777,606	Goldman Sachs International	5/2/19	—	(834,265)

USD	35,812,202	EUR	30,891,122	UBS AG	5/2/19	1,164,701	—

USD	12,143,865	EUR	10,668,703	UBS AG	5/2/19	177,841	—

USD	2,958,938	EUR	2,610,584	UBS AG	5/2/19	30,905	—

USD	1,250,484	EUR	1,119,903	UBS AG	5/2/19	—	(5,600)

USD	2,720,171	EUR	2,436,120	UBS AG	5/2/19	—	(12,182)

USD	11,912,674	EUR	10,668,703	UBS AG	5/2/19	—	(53,350)

USD	33,437,351	EUR	29,945,684	UBS AG	5/2/19	—	(149,745)

USD	22,966,654	TRY	135,043,925	Standard Chartered Bank	5/2/19	347,974	—

BRL	139,752,701	USD	35,422,579	Standard Chartered Bank	5/3/19	218,619	—

THB	413,186,451	USD	12,939,677	Standard Chartered Bank	5/3/19	2,734	—

THB	365,231,000	USD	11,443,958	Standard Chartered Bank	5/3/19	—	(3,676)

THB	207,930,000	USD	6,556,256	Standard Chartered Bank	5/3/19	—	(43,179)

THB	200,080,000	USD	6,313,316	Standard Chartered Bank	5/3/19	—	(46,127)

THB	613,980,000	USD	19,373,955	Standard Chartered Bank	5/3/19	—	(142,005)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	20,348,000	USD	3,558,879	Standard Chartered Bank	5/3/19	$—	$(152,798)

TRY	82,940,000	USD	14,444,560	Standard Chartered Bank	5/3/19	—	(561,111)

USD	35,093,210	BRL	139,752,701	Standard Chartered Bank	5/3/19	—	(547,988)

USD	16,902,480	THB	535,656,506	Standard Chartered Bank	5/3/19	123,890	—

USD	3,756,341	THB	119,045,000	Standard Chartered Bank	5/3/19	27,445	—

USD	3,900,897	THB	123,715,945	Standard Chartered Bank	5/3/19	25,691	—

USD	15,024,664	THB	479,516,000	Standard Chartered Bank	5/3/19	4,586	—

USD	16,988,277	THB	542,474,000	Standard Chartered Bank	5/3/19	—	(3,861)

USD	17,549,571	TRY	103,288,000	Standard Chartered Bank	5/3/19	260,041	—

CNH	15,835,000	USD	2,309,689	Morgan Stanley & Co. International PLC	5/6/19	41,022	—

CNH	107,275,000	USD	15,655,556	Standard Chartered Bank	5/6/19	269,460	—

EUR	1,017,669	RSD	120,492,000	Citibank, N.A.	5/6/19	—	(3,519)

EUR	14,818,317	RSD	1,769,307,000	Citibank, N.A.	5/6/19	—	(192,078)

RSD	453,526,233	EUR	3,806,986	Citibank, N.A.	5/6/19	39,577	—

RSD	381,917,501	EUR	3,205,350	Citibank, N.A.	5/6/19	33,932	—

RSD	151,082,588	EUR	1,272,274	Citibank, N.A.	5/6/19	8,631	—

RSD	82,362,044	EUR	693,167	Citibank, N.A.	5/6/19	5,164	—

RSD	74,350,000	EUR	627,162	Citibank, N.A.	5/6/19	3,063	—

USD	2,272,956	CNH	15,835,000	Morgan Stanley & Co. International PLC	5/6/19	—	(77,756)

USD	15,455,355	CNH	107,275,000	Standard Chartered Bank	5/6/19	—	(469,661)

KRW	46,997,830,881	USD	41,421,539	Standard Chartered Bank	5/7/19	—	(1,167,049)

EUR	7,355,453	PLN	31,603,117	Citibank, N.A.	5/8/19	—	(16,936)

HUF	2,381,556,326	EUR	7,434,940	Bank of America, N.A.	5/8/19	—	(93,604)

PHP	120,578,000	USD	2,290,180	Bank of America, N.A.	5/8/19	25,252	—

PHP	120,468,000	USD	2,289,396	Bank of America, N.A.	5/8/19	23,924	—

PHP	234,832,000	USD	4,461,518	Goldman Sachs International	5/8/19	47,908	—

PHP	117,416,000	USD	2,234,367	Goldman Sachs International	5/8/19	20,346	—

PHP	234,831,000	USD	4,461,499	Standard Chartered Bank	5/8/19	47,908	—

PHP	117,416,000	USD	2,230,653	Standard Chartered Bank	5/8/19	24,060	—

PHP	117,416,000	USD	2,230,759	Standard Chartered Bank	5/8/19	23,954	—

PHP	117,416,000	USD	2,234,367	Standard Chartered Bank	5/8/19	20,346	—

SEK	98,598,000	USD	10,660,239	State Street Bank and Trust Company	5/8/19	—	(274,052)

EUR	580,328	USD	659,502	Standard Chartered Bank	5/9/19	—	(8,263)

EUR	1,873,041	USD	2,119,252	Standard Chartered Bank	5/9/19	—	(17,341)

EUR	2,894,162	USD	3,298,447	Standard Chartered Bank	5/9/19	—	(50,642)

USD	22,508,215	EUR	19,428,422	Standard Chartered Bank	5/9/19	705,797	—

USD	10,658,384	EUR	9,200,000	Standard Chartered Bank	5/9/19	334,218	—

USD	3,352,944	EUR	2,894,162	Standard Chartered Bank	5/9/19	105,139	—

USD	2,842,277	EUR	2,453,369	Standard Chartered Bank	5/9/19	89,126	—

USD	569,120	ZAR	8,090,000	Bank of America, N.A.	5/9/19	3,986	—

ZAR	27,162,000	USD	1,917,567	Citibank, N.A.	5/9/19	—	(20,141)

EUR	1,870,312	USD	2,084,220	UBS AG	5/10/19	14,814	—

USD	33,728,662	EUR	29,945,684	UBS AG	5/10/19	120,904	—

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	52,767,000	USD	2,912,086	Citibank, N.A.	5/13/19	$151,993	$—

EUR	3,310,930	USD	3,729,299	Citibank, N.A.	5/13/19	—	(12,515)

PHP	106,759,000	USD	2,037,774	Bank of America, N.A.	5/13/19	13,740	—

PHP	239,919,000	USD	4,574,678	BNP Paribas	5/13/19	35,681	—

PHP	115,373,000	USD	2,199,257	Goldman Sachs International	5/13/19	17,787	—

PHP	115,373,000	USD	2,200,095	Goldman Sachs International	5/13/19	16,949	—

PHP	112,377,000	USD	2,145,213	Goldman Sachs International	5/13/19	14,259	—

PHP	119,605,000	USD	2,282,974	JPMorgan Chase Bank, N.A.	5/13/19	15,394	—

PHP	236,654,000	USD	4,507,266	UBS AG	5/13/19	40,352	—

PHP	118,328,000	USD	2,256,230	UBS AG	5/13/19	17,598	—

THB	128,608,259	USD	4,032,764	Standard Chartered Bank	5/13/19	—	(3,443)

UGX	2,576,770,000	USD	690,453	Citibank, N.A.	5/13/19	—	(5,962)

USD	11,303,071	ARS	504,851,662	Goldman Sachs International	5/13/19	77,592	—

USD	3,760,905	CZK	85,898,317	Citibank, N.A.	5/13/19	1,347	—

USD	21,076,488	THB	672,008,107	Standard Chartered Bank	5/13/19	22,345	—

USD	22,483,845	THB	717,040,285	Standard Chartered Bank	5/13/19	18,835	—

EUR	3,255,094	RON	15,598,500	Citibank, N.A.	5/14/19	—	(21,781)

JPY	4,516,000,000	USD	41,168,019	Citibank, N.A.	5/14/19	—	(587,502)

KRW	6,601,540,000	USD	5,827,631	Goldman Sachs International	5/14/19	—	(167,929)

KRW	14,845,460,000	USD	13,106,259	Goldman Sachs International	5/14/19	—	(378,793)

PHP	115,472,000	USD	2,204,085	Citibank, N.A.	5/14/19	15,175	—

PHP	116,834,000	USD	2,230,721	Citibank, N.A.	5/14/19	14,715	—

PHP	57,735,000	USD	1,102,023	Citibank, N.A.	5/14/19	7,587	—

UGX	3,610,435,000	USD	967,945	Standard Chartered Bank	5/14/19	—	(9,049)

USD	40,703,019	JPY	4,516,000,000	Citibank, N.A.	5/14/19	122,502	—

USD	14,149,072	KRW	15,855,450,000	Bank of America, N.A.	5/14/19	555,711	—

USD	14,174,282	KRW	15,883,700,000	Goldman Sachs International	5/14/19	556,701	—

USD	7,104,427	KRW	7,960,510,000	Goldman Sachs International	5/14/19	279,638	—

USD	6,555,165	KRW	7,348,340,000	Goldman Sachs International	5/14/19	255,209	—

EUR	1,193,285	USD	1,345,248	JPMorgan Chase Bank, N.A.	5/16/19	—	(5,345)

EUR	1,736,637	USD	1,963,032	JPMorgan Chase Bank, N.A.	5/16/19	—	(13,015)

USD	27,447,418	EUR	23,897,244	JPMorgan Chase Bank, N.A.	5/16/19	613,928	—

EUR	1,557,380	USD	1,763,555	Bank of America, N.A.	5/17/19	—	(14,670)

EUR	4,437,076	USD	5,002,644	Bank of America, N.A.	5/17/19	—	(19,957)

EUR	541,289	USD	607,889	State Street Bank and Trust Company	5/17/19	—	(39)

EUR	4,917,845	USD	5,522,928	State Street Bank and Trust Company	5/17/19	—	(355)

EUR	558,913	USD	630,187	State Street Bank and Trust Company	5/17/19	—	(2,546)

EUR	7,650,686	USD	8,626,312	State Street Bank and Trust Company	5/17/19	—	(34,850)

USD	1,755,890	EUR	1,557,380	Bank of America, N.A.	5/17/19	7,005	—

USD	54,456	EUR	47,989	Citibank, N.A.	5/17/19	566	—

USD	3,504,284	EUR	3,107,953	State Street Bank and Trust Company	5/17/19	14,157	—

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,248,380	EUR	1,102,235	State Street Bank and Trust Company	5/17/19	$10,607	$—

AUD	20,552,614	USD	14,643,121	Australia and New Zealand Banking Group Limited	5/20/19	—	(148,199)

EUR	356,541	RON	1,705,000	Goldman Sachs International	5/20/19	—	(1,270)

EUR	8,413,349	RON	40,350,000	Societe Generale	5/20/19	—	(57,503)

UGX	3,552,763,000	USD	916,842	Standard Chartered Bank	5/20/19	25,690	—

USD	10,624,705	NZD	15,463,000	Australia and New Zealand Banking Group Limited	5/20/19	293,701	—

USD	7,689,734	NZD	11,191,498	Australia and New Zealand Banking Group Limited	5/20/19	212,569	—

EUR	17,028,219	RON	82,067,500	Societe Generale	5/22/19	—	(206,434)

EUR	199,699	RON	955,000	Standard Chartered Bank	5/22/19	—	(666)

USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(29,881)

USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(18,529)

USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(18,330)

NOK	197,130,000	EUR	20,544,647	State Street Bank and Trust Company	5/24/19	—	(215,852)

USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	—	(50,491)

EUR	14,218,113	RSD	1,691,600,000	Citibank, N.A.	5/28/19	—	(89,403)

JPY	1,416,650,000	USD	12,870,388	Goldman Sachs International	5/28/19	—	(125,904)

RSD	317,192,337	EUR	2,661,679	JPMorgan Chase Bank, N.A.	5/28/19	21,667	—

RSD	238,967,000	EUR	2,011,168	JPMorgan Chase Bank, N.A.	5/28/19	9,685	—

THB	461,595,000	USD	14,766,315	Goldman Sachs International	5/28/19	—	(299,568)

THB	185,250,000	USD	6,122,753	Standard Chartered Bank	5/28/19	—	(316,873)

THB	496,795,000	USD	15,894,388	Standard Chartered Bank	5/28/19	—	(324,446)

UGX	7,669,473,000	USD	2,058,366	Citibank, N.A.	5/28/19	—	(26,692)

USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(58,820)

USD	7,419,632	MYR	30,235,000	Goldman Sachs International	5/28/19	116,037	—

USD	12,560,766	MYR	51,160,000	UBS AG	5/28/19	202,508	—

USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(705,176)

USD	6,883,163	THB	219,537,800	Bank of America, N.A.	5/28/19	2,678	—

USD	7,854,879	THB	250,335,000	HSBC Bank USA, N.A.	5/28/19	9,185	—

USD	17,685,882	THB	560,700,000	Standard Chartered Bank	5/28/19	113,108	—

EGP	38,275,000	USD	1,972,938	Deutsche Bank AG	5/30/19	238,450	—

USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(13,590)

EUR	6,715,515	RON	32,205,594	BNP Paribas	6/3/19	—	(33,248)

EUR	14,279,606	RON	68,802,000	BNP Paribas	6/3/19	—	(146,372)

THB	542,474,000	USD	16,968,486	Standard Chartered Bank	6/3/19	35,370	—

THB	479,516,000	USD	15,007,271	Standard Chartered Bank	6/3/19	23,165	—

USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(22,208)

USD	11,430,344	THB	365,231,000	Standard Chartered Bank	6/3/19	—	(17,827)

USD	12,924,395	THB	413,186,451	Standard Chartered Bank	6/3/19	—	(26,940)

USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(38,286)

RSD	246,379,000	EUR	2,079,148	JPMorgan Chase Bank, N.A.	6/5/19	1,643	—

USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(71,629)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	$—	$(71,629)

USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	—	(46,003)

USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(61,532)

USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(100,922)

MAD	99,050,000	USD	10,334,718	Credit Agricole Corporate and Investment Bank	6/13/19	—	(120,956)

UGX	3,554,626,000	USD	920,888	Standard Chartered Bank	6/14/19	17,601	—

USD	8,847,603	KRW	10,012,390,000	Standard Chartered Bank	6/14/19	237,091	—

EGP	9,793,000	USD	501,948	Deutsche Bank AG	6/17/19	60,914	—

JPY	585,775,000	USD	5,465,798	UBS AG	6/17/19	—	(187,417)

USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(68,720)

BHD	3,583,000	USD	9,477,332	BNP Paribas	6/19/19	24,597	—

USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(159,998)

USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(45,135)

USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(72,333)

USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(44,821)

EUR	13,282,508	RON	63,975,200	Goldman Sachs International	6/24/19	—	(94,959)

EUR	1,761,859	RSD	209,115,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(77)

RSD	164,124,000	EUR	1,380,121	JPMorgan Chase Bank, N.A.	6/24/19	3,074	—

RSD	273,330,000	EUR	2,301,339	JPMorgan Chase Bank, N.A.	6/24/19	1,848	—

USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(156,933)

USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(34,619)

USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(35,701)

USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(192,441)

USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(48,692)

UGX	3,964,490,000	USD	997,356	Citibank, N.A.	6/26/19	46,772	—

USD	15,598,677	KRW	17,526,674,000	The Toronto-Dominion Bank	6/26/19	519,764	—

USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(70,008)

CNH	48,400,000	USD	7,060,746	Citibank, N.A.	6/28/19	124,181	—

CNH	125,039,000	USD	18,235,500	Deutsche Bank AG	6/28/19	326,401	—

CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	211,064	—

CNH	40,396,125	USD	5,888,648	Goldman Sachs International	6/28/19	108,112	—

CNH	247,075,000	USD	35,966,955	Standard Chartered Bank	6/28/19	711,055	—

CNH	133,356,875	USD	19,459,351	Standard Chartered Bank	6/28/19	337,330	—

CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	188,020	—

CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	13,136	—

CNY	92,772,000	USD	13,366,953	Standard Chartered Bank	6/28/19	409,771	—

NOK	141,528,000	EUR	14,597,589	Citibank, N.A.	6/28/19	—	(11,529)

USD	6,988,463	CNH	48,400,000	Citibank, N.A.	6/28/19	—	(196,463)

USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	216,892	—

USD	11,790,497	CNH	81,885,000	Deutsche Bank AG	6/28/19	—	(365,241)

USD	5,829,756	CNH	40,396,125	Goldman Sachs International	6/28/19	—	(167,005)

USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	320,204	—

USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	213,718	—

USD	13,986,164	CNH	97,168,875	Standard Chartered Bank	6/28/19	—	(438,448)

USD	37,381,257	CNH	259,245,000	Standard Chartered Bank	6/28/19	—	(1,103,376)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

OMR	4,559,000	USD	11,783,407	BNP Paribas	7/3/19	$47,179	$—

USD	6,748,037	MYR	27,505,000	Goldman Sachs International	7/3/19	111,531	—

USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,235,620)

USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,138,835)

UGX	15,268,279,000	USD	3,965,787	Standard Chartered Bank	7/8/19	43,014	—

UGX	4,057,180,000	USD	1,052,719	Standard Chartered Bank	7/8/19	12,524	—

USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(108,528)

UGX	16,955,721,000	USD	4,382,456	Citibank, N.A.	7/10/19	66,449	—

KRW	1,948,257,449	USD	1,710,573	Bank of America, N.A.	7/12/19	—	(33,433)

USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(85,486)

USD	6,573,159	KRW	7,486,500,000	Bank of America, N.A.	7/12/19	128,472	—

EUR	501,032	USD	569,809	Australia and New Zealand Banking Group Limited	7/15/19	—	(4,300)

EUR	539,922	USD	615,527	Bank of America, N.A.	7/15/19	—	(6,123)

OMR	3,685,000	USD	9,541,688	BNP Paribas	7/15/19	18,758	—

USD	1,417,658	EUR	1,249,615	Australia and New Zealand Banking Group Limited	7/15/19	7,231	—

USD	2,539,861	EUR	2,227,889	Bank of America, N.A.	7/15/19	25,265	—

USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(551,768)

AED	48,351,000	USD	13,157,451	BNP Paribas	7/17/19	3,951	—

AED	51,624,000	USD	14,048,111	Standard Chartered Bank	7/17/19	4,219	—

OMR	6,903,000	USD	17,878,788	BNP Paribas	7/17/19	29,850	—

USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(100,624)

USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(111,578)

USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,451,720)

CNH	164,000,000	USD	23,756,754	Deutsche Bank AG	7/18/19	587,608	—

CNH	227,172,000	USD	32,909,170	Goldman Sachs International	7/18/19	812,522	—

CNH	168,000,000	USD	24,333,720	JPMorgan Chase Bank, N.A.	7/18/19	604,407	—

CNH	164,000,000	USD	23,766,511	Standard Chartered Bank	7/18/19	577,851	—

USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	—	(126,996)

USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	—	(34,556)

USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	—	(102,029)

USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(93,407)

USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	—	(88,672)

JPY	9,278,859,202	USD	86,574,693	Standard Chartered Bank	7/22/19	—	(2,731,372)

MAD	35,347,000	USD	3,679,679	BNP Paribas	7/22/19	—	(55,670)

USD	4,359,186	CNH	29,290,000	Citibank, N.A.	7/22/19	11,389	—

USD	7,637,087	CNH	51,810,000	Citibank, N.A.	7/22/19	—	(53,570)

USD	7,599,894	CNH	51,620,000	UBS AG	7/22/19	—	(62,560)

USD	40,428,230	JPY	4,463,600,000	Standard Chartered Bank	7/22/19	95,357	—

USD	461,521	JPY	49,464,628	Standard Chartered Bank	7/22/19	14,561	—

EUR	16,486,307	RON	79,525,000	BNP Paribas	7/23/19	—	(82,144)

EUR	1,237,214	RON	5,951,000	Goldman Sachs International	7/25/19	—	(1,844)

EUR	11,674,653	RON	56,129,304	Citibank, N.A.	7/29/19	—	(5,028)

EUR	24,137,137	USD	27,943,322	Standard Chartered Bank	8/1/19	—	(661,293)

JPY	3,078,086,798	USD	28,568,787	Standard Chartered Bank	8/1/19	—	(733,844)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	50,035,579	EUR	43,220,188	Standard Chartered Bank	8/1/19	$1,184,117	$—

EUR	11,160,137	RON	53,697,000	The Toronto-Dominion Bank	8/5/19	—	(3,973)

OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	1,038,503	—

USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(3,469,723)

OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	822,296	—

USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(612,809)

USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(675,834)

CNH	183,840,000	USD	26,343,770	Citibank, N.A.	8/27/19	940,718	—

CNH	2,148,381	USD	313,253	Citibank, N.A.	8/27/19	5,598	—

CNH	192,000,000	USD	27,502,829	Standard Chartered Bank	8/27/19	992,719	—

USD	26,840,474	CNH	185,988,381	Citibank, N.A.	8/27/19	—	(762,864)

USD	27,722,029	CNH	192,000,000	Standard Chartered Bank	8/27/19	—	(773,520)

EGP	90,320,000	USD	4,532,999	HSBC Bank USA, N.A.	9/4/19	554,404	—

EGP	3,920,000	USD	195,219	Deutsche Bank AG	9/9/19	25,280	—

MAD	35,314,000	USD	3,658,913	Societe Generale	9/13/19	—	(54,558)

USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(182,929)

USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(198,712)

MAD	50,000,000	USD	5,127,153	Credit Agricole Corporate and Investment Bank	9/19/19	—	(25,665)

USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(106,927)

USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(182,117)

UGX	17,140,581,146	USD	4,448,633	Citibank, N.A.	9/23/19	—	(53,083)

USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(157,833)

USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(190,554)

UGX	3,654,323,000	USD	953,882	Standard Chartered Bank	9/30/19	—	(18,666)

USD	6,826,442	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	9/30/19	—	(44,137)

USD	3,753,987	BHD	1,424,000	Standard Chartered Bank	9/30/19	—	(20,590)

XOF	1,077,245,994	EUR	1,578,845	Societe Generale	9/30/19	29,236	—

USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(108,751)

XOF	636,110,000	EUR	932,508	ICBC Standard Bank plc	10/4/19	16,332	—

BHD	1,016,000	USD	2,681,446	Standard Chartered Bank	10/7/19	11,552	—

BHD	1,218,000	USD	3,217,116	Standard Chartered Bank	10/7/19	11,302	—

BHD	1,016,000	USD	2,682,154	Standard Chartered Bank	10/7/19	10,844	—

BHD	1,040,000	USD	2,748,051	Standard Chartered Bank	10/7/19	8,561	—

USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(71,782)

USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(162,511)

USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(181,013)

EGP	79,595,000	USD	4,376,237	HSBC Bank USA, N.A.	10/10/19	63,535	—

EGP	62,751,800	USD	3,453,119	HSBC Bank USA, N.A.	10/15/19	42,434	—

UGX	3,176,933,000	USD	816,902	Citibank, N.A.	10/15/19	—	(7,381)

UGX	4,108,992,000	USD	1,060,933	Citibank, N.A.	10/15/19	—	(13,912)

UGX	8,416,829,000	USD	2,173,207	Citibank, N.A.	10/15/19	—	(28,496)

USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(76,182)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AED	31,914,000	USD	8,681,247	Standard Chartered Bank	10/16/19	$4,539	$—

AED	11,286,000	USD	3,071,856	Standard Chartered Bank	10/16/19	—	(233)

USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(46,919)

USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(198,791)

EGP	86,965,000	USD	4,795,423	Citibank, N.A.	10/17/19	46,304	—

EGP	66,952,200	USD	3,701,061	Standard Chartered Bank	10/23/19	20,453	—

EGP	25,020,000	USD	1,378,133	Citibank, N.A.	10/24/19	12,222	—

UGX	3,915,920,000	USD	1,014,487	Citibank, N.A.	10/25/19	—	(19,536)

UGX	6,921,870,000	USD	1,785,351	Standard Chartered Bank	10/31/19	—	(29,686)

USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(57,833)

USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(80,028)

XOF	1,059,944,000	EUR	1,554,170	ICBC Standard Bank plc	11/5/19	17,486	—

MAD	48,765,000	USD	4,993,856	Credit Agricole Corporate and Investment Bank	12/20/19	—	(47,279)

AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	377	—

TRY	1,826,000	USD	264,830	Goldman Sachs International	2/3/20	—	(7,529)

TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(4,308,621)

TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(5,814,840)

TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(8,116,207)

TRY	137,406	USD	19,923	JPMorgan Chase Bank, N.A.	2/3/20	—	(561)

TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,684,055)

TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,817,437)

USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(110,962)

USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	13,399,229	—

USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	2,680,633	—

TRY	373,541	USD	54,154	Deutsche Bank AG	2/10/20	—	(1,752)

TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(5,037,785)

TRY	538,000	USD	77,354	Standard Chartered Bank	2/10/20	—	(1,881)

TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(4,330,397)

TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(5,053,227)

USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(150,854)

USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(195,100)

USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	3,749,139	—

USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	6,954,227	—

TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(6,209,037)

TRY	743,459	USD	106,819	Standard Chartered Bank	2/14/20	—	(2,787)

TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(6,481,417)

USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	4,799,237	—

USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	4,762,790	—

USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(144,522)

USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(68,751)

USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(109,483)

UGX	16,904,446,000	USD	4,207,179	Citibank, N.A.	3/23/20	—	(3,036)

UGX	16,908,653,925	USD	4,207,179	Citibank, N.A.	3/25/20	—	(4,603)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	$—	$(79,174)

UGX	1,574,165,000	USD	390,709	Standard Chartered Bank	4/14/20	—	(1,874)

UGX	3,849,800,000	USD	959,093	Citibank, N.A.	4/20/20	—	(9,912)

EGP	18,550,000	USD	971,459	Goldman Sachs International	4/21/20	10,393	—

EGP	56,500,000	USD	2,958,115	HSBC Bank USA, N.A.	4/21/20	32,428	—

AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	—	(2)

USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(8,386)

USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(77,024)

USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(54,933)

USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(48,944)

USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(269,153)

USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(118,492)

USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(20,808)

USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(77,838)

USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(5,279)

USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(6,816)

USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(29,784)

USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(38,662)

USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(12,631)

USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	5,012	—

						$58,362,247	$(82,922,814)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

TOPIX Index	210	Long	6/13/19	$30,620,001	$428,160

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	84	Short	6/17/19	(8,668,406)	(99,094)

10-Year USD Deliverable Interest Rate Swap	143	Short	6/17/19	(14,925,625)	(297,172)

Euro-Bobl	295	Short	6/6/19	(43,982,837)	(212,330)

U.S. 2-Year Treasury Note	503	Short	6/28/19	(107,142,930)	(330,093)

U.S. 5-Year Treasury Note	898	Short	6/28/19	(103,845,281)	(810,305)

					$(1,320,834)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(552,452)

EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(595,702)

EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(622,584)

EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(683,942)

EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,019,994

EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,036,640

EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,092,231

EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	1,303,690

EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	144,484

USD	80,820	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	4/16/29	(103,109)

USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	85,993

USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	182,634

USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	159,457

USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	154,959

USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	39,408

							$2,661,701

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$27,631	$—	$27,631

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	25,877	—	25,877

CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	46,999	—	46,999

CNY	306,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	77,631	—	77,631

CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	15,422	—	15,422

CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	53,995	—	53,995

EUR	62,984	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(981,973)	(145,020)	(1,126,993)

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(355,617)	198,679	(156,938)

EUR	85,500	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(1,990,842)	85,972	(1,904,870)

EUR	1,595	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(170,606)	—	(170,606)

EUR	4,466	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(333,795)	(156,309)	(490,104)

EUR	4,008	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(645,344)	15,278	(630,066)

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(63,289)	—	(63,289)

EUR	1,288	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(184,298)	—	(184,298)

EUR	950	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(112,418)	(824)	(113,242)

EUR	945	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(122,944)	—	(122,944)

GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(383,880)	—	(383,880)

GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(434,492)	—	(434,492)

HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(107,437)	—	(107,437)

HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(367,062)	—	(367,062)

HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(321,703)	—	(321,703)

HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(7,944)	—	(7,944)

HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(13,480)	—	(13,480)

HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	55,852	—	55,852

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	$41,301	$—	$41,301

HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(310,704)	—	(310,704)

HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(69,235)	—	(69,235)

HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(111,228)	—	(111,228)

HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(87,408)	—	(87,408)

HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(19,369)	—	(19,369)

HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(18,605)	—	(18,605)

HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(19,779)	—	(19,779)

HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(66,216)	—	(66,216)

HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(131,287)	—	(131,287)

HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(58,217)	—	(58,217)

HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(133,929)	—	(133,929)

HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(81,107)	—	(81,107)

HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(83,800)	—	(83,800)

HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(71,836)	—	(71,836)

HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(61,488)	—	(61,488)

HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(187,212)	—	(187,212)

HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	14,281	—	14,281

HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(286,361)	—	(286,361)

HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(803,986)	—	(803,986)

JPY	1,425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	(1,057,023)	—	(1,057,023)

JPY	1,425,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,046,568)	—	(1,046,568)

JPY	1,320,934	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(1,270,614)	—	(1,270,614)

JPY	447,623	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	30,320	—	30,320

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

JPY	576,759	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	$40,531	$—	$40,531

JPY	576,759	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	40,531	—	40,531

JPY	576,759	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	37,603	—	37,603

NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,973,264)	—	(1,973,264)

NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(5,663,844)	—	(5,663,844)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,242,914)	—	(2,242,914)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,248,310)	—	(2,248,310)

NZD	11,120	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(180,446)	—	(180,446)

NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(228,537)	—	(228,537)

PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	137,438	—	137,438

PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	364,758	—	364,758

PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	359,585	—	359,585

PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	373,312	—	373,312

PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	344,830	—	344,830

PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	220,007	—	220,007

PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	163,918	—	163,918

PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	67,964	—	67,964

PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	20,696	—	20,696

PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	10,388	—	10,388

PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	12,520	—	12,520

PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	64,641	—	64,641

PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	65,914	—	65,914

PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	61,168	—	61,168

PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	87,760	—	87,760

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	$75,596	$—	$75,596

PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	180,612	—	180,612

PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	127,796	—	127,796

PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	66,148	—	66,148

PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	58,700	—	58,700

PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	45,139	—	45,139

PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	138,385	—	138,385

PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	141,295	(36,960)	104,335

PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	424,466	—	424,466

PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	100,712	—	100,712

SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	1,082,432	—	1,082,432

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	284,663	—	284,663

SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	192,983	—	192,983

SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	220,912	—	220,912

USD	3,354	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	15,059	904	15,963

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(8,011)	—	(8,011)

USD	25,617	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	412,543	—	412,543

USD	39,231	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	594,661	—	594,661

USD	475	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	(7,682)	(50)	(7,732)

USD	208	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(3,504)	13	(3,491)

USD	1,751	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(29,460)	109	(29,351)

USD	3,370	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(116,911)	7,000	(109,911)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,770	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	$(127,176)	$95	$(127,081)

USD	2,324	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(76,497)	—	(76,497)

USD	2,271	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(73,869)	—	(73,869)

USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(143,319)	(484)	(143,803)

USD	1,155	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(37,621)	—	(37,621)

USD	1,448	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(45,964)	—	(45,964)

USD	1,742	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/5/23	(60,736)	—	(60,736)

USD	4,853	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	25,013	—	25,013

USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(10,169)	—	(10,169)

USD	1,741	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	3,210	—	3,210

USD	3,128	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	1,004	—	1,004

USD	610	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(9,982)	—	(9,982)

USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(24,432)	—	(24,432)

USD	1,300	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(19,170)	—	(19,170)

USD	4,196	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(57,464)	—	(57,464)

USD	7,105	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(362,853)	—	(362,853)

USD	59,336	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,201,230	—	1,201,230

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(23,555)	(458)	(24,013)

USD	900	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	(25,048)	(4)	(25,052)

USD	848	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(29,725)	(244)	(29,969)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(28,151)	—	(28,151)

USD	9,102	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(510,596)	—	(510,596)

USD	1,818	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(99,327)	—	(99,327)

USD	5,554	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(301,119)	2,746	(298,373)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,781	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	$(100,288)	$—	$(100,288)

USD	6,945	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/4/28	(376,686)	—	(376,686)

USD	2,108	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(128,032)	—	(128,032)

USD	1,803	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(117,233)	—	(117,233)

USD	969	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(65,486)	—	(65,486)

USD	4,719	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(354,605)	—	(354,605)

USD	4,398	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(120,708)	935	(119,773)

USD	635	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(17,464)	—	(17,464)

USD	2,900	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(90,108)	—	(90,108)

USD	3,385	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(102,464)	—	(102,464)

USD	4,395	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(136,562)	—	(136,562)

USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	(76,722)	—	(76,722)

USD	4,470	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	(150,031)	—	(150,031)

USD	4,100	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(128,453)	—	(128,453)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(40,340)	(3,913)	(44,253)

USD	2,142	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(50,936)	—	(50,936)

USD	4,780	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(99,175)	—	(99,175)

USD	4,100	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(89,473)	—	(89,473)

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(68,602)	—	(68,602)

USD	2,985	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(57,025)	—	(57,025)

USD	3,094	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(59,119)	—	(59,119)

USD	2,368	Receives	3-month USD-LIBOR (pays quarterly)	2.45% (pays semi-annually)	4/3/29	8,721	—	8,721

USD	2,183	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/11/29	1,197	—	1,197

USD	1,350	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/15/29	862	—	862

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,220	Receives	3-month USD-LIBOR (pays quarterly)	2.47% (pays semi-annually)	4/15/29	$2,876	$—	$2,876

USD	2,710	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	4/16/29	(12,484)	—	(12,484)

USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/18/29	(62,048)	—	(62,048)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/23/29	(6,173)	—	(6,173)

USD	4,194	Receives	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/26/29	(7,817)	—	(7,817)

USD	3,509	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/29/29	6,055	—	6,055

USD	6,154	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	16,065	—	16,065

USD	7,640	Receives	3-month USD-LIBOR (pays quarterly)	2.53% (pays semi-annually)	4/29/29	(26,503)	—	(26,503)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(265)	—	(265)

USD	7,440	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(259)	—	(259)

USD	1,629	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(10,305)	—	(10,305)

USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(15,714)	—	(15,714)

USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(21,693)	—	(21,693)

USD	3,763	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(28,067)	—	(28,067)

USD	4,052	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(22,546)	—	(22,546)

USD	6,233	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(28,665)	—	(28,665)

USD	13,700	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(130,419)	—	(130,419)

USD	10,359	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	72,255	(12,780)	59,475

USD	13,741	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	89,350	—	89,350

USD	23,460	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	155,711	—	155,711

USD	3,372	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	29,160	—	29,160

USD	3,138	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(8,272)	—	(8,272)

USD	6,276	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(15,487)	—	(15,487)

USD	1,569	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(2,288)	—	(2,288)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,039		Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	$(3,110)	$—	$(3,110)

USD	1,255		Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(975)	—	(975)

USD	1,883		Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(1,399)	—	(1,399)

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	6	12	18

USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(95,535)	1,501,625	1,406,090

USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	95,537	(1,657,886)	(1,562,349)

USD	2,000		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	6/22/48	(127,273)	429	(126,844)

USD	2,301		Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(208,825)	(3,383)	(212,208)

USD	6,084		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(534,910)	—	(534,910)

USD	6,723		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(581,109)	—	(581,109)

USD	765		Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	(71,817)	—	(71,817)

USD	1,384		Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(123,044)	—	(123,044)

USD	7,142		Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(755,187)	—	(755,187)

USD	6,208		Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(718,902)	—	(718,902)

USD	2,687		Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(331,316)	—	(331,316)

USD	6,032		Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	84,550	—	84,550

USD	10,054		Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	140,332	—	140,332

USD	2,197		Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	12,742	—	12,742

USD	10,041		Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	57,048	—	57,048

USD	1,570		Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	4/29/49	6,423	—	6,423

USD	1,472		Pays	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	4/30/49	(1,277)	—	(1,277)

USD	2,668		Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/1/49	9,781	—	9,781

USD	962		Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/2/49	—	—	—

USD	2,534		Pays	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	5/2/49	—	—	—

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,351	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	$70,106	$—	$70,106

USD	6,368	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	140,728	—	140,728

Total						$(24,471,011)	$(204,518)	$(24,675,529)

(1)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(280,393)

Total							$(280,393)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$8,697	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(927,471)	$1,069,262	$141,791

Indonesia	53,000	1.00% (pays quarterly)(1)	6/20/24	0.96	175,571	191,154	366,725

Turkey	2,160	1.00% (pays quarterly)(1)	6/20/20	4.03	(70,078)	30,746	(39,332)

Turkey	7,086	1.00% (pays quarterly)(1)	12/20/23	4.45	(946,302)	598,946	(347,356)

Total	$70,943				$(1,768,280)	$1,890,108	$121,828

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$202,100	1.00% (pays quarterly)(1)	6/20/24	$(4,588,007)	$3,192,421	$(1,395,586)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	105,127	1.00% (pays quarterly)(1)	6/20/24	4,286,588	(3,165,009)	1,121,579

Qatar	5,633	1.00% (pays quarterly)(1)	6/20/19	(13,669)	(16,968)	(30,637)

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,527,999)	4,619	(2,523,380)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(243,342)	106,215	(137,127)

Russia	128,392	1.00% (pays quarterly)(1)	6/20/24	1,352,396	(2,212,113)	(859,717)

South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	381,320	330,199	711,519

Total				$(1,352,713)	$(1,760,636)	$(3,113,349)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	Bank of America, N.A.	$5,500	1.00% (pays quarterly)(1)	6/20/24	0.96%	$18,220	$20,985	$39,205

Indonesia	Barclays Bank PLC	34,800	1.00% (pays quarterly)(1)	6/20/24	0.96	115,281	67,369	182,650

Indonesia	Citibank, N.A.	2,700	1.00% (pays quarterly)(1)	6/20/24	0.96	8,944	6,452	15,396

Indonesia	Goldman Sachs International	5,945	1.00% (pays quarterly)(1)	6/20/24	0.96	19,694	13,878	33,572

Indonesia	JPMorgan Chase Bank, N.A.	56,355	1.00% (pays quarterly)(1)	6/20/24	0.96	186,073	189,622	375,695

Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	4.03	(762,418)	331,665	(430,753)

Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	4.03	(324,433)	125,123	(199,310)

Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	4.12	(1,311,940)	693,897	(618,043)

Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	4.03	(811,083)	309,185	(501,898)

Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	4.03	(87,921)	38,853	(49,068)

Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	4.03	(223,859)	87,903	(135,956)

Total		$205,710				$(3,173,442)	$1,884,932	$(1,288,510)

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	Goldman Sachs International	$39,653	1.00% (pays quarterly)(1)	6/20/29	$4,815,474	$(4,899,109)	$(83,635)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(34,509)	(57,864)	(92,373)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(34,509)	(57,932)	(92,441)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(34,509)	(59,543)	(94,052)

Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(69,017)	(115,626)	(184,643)

Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(11,452)	(22,015)	(33,467)

Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(17,865)	(30,759)	(48,624)

Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(21,072)	(34,861)	(55,933)

Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(47,717)	(91,603)	(139,320)

Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(12,674)	(21,144)	(33,818)

Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(32,524)	(56,717)	(89,241)

Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(76,347)	(139,765)	(216,112)

Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(1,543)	(2,748)	(4,291)

Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(9,227)	(16,826)	(26,053)

Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(16,873)	(29,050)	(45,923)

Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(26,034)	(44,869)	(70,903)

Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(15,685)	(28,700)	(44,385)

Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	466	(663)	(197)

Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	42,376	(57,464)	(15,088)

Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	47,498	(57,272)	(9,774)

Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	42,376	(57,815)	(15,439)

Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	42,841	(58,372)	(15,531)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	738,508	(653,714)	84,794

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	819,277	(654,129)	165,148

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Bank of America, N.A.	$1,710	1.00% (pays quarterly)(1)	6/20/19	$(4,150)	$1,180	$(2,970)

Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(4,150)	1,112	(3,038)

Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(4,157)	835	(3,322)

Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(15,652)	4,117	(11,535)

Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(140)	(42)	(182)

Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(23,193)	(12,863)	(36,056)

Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(136,084)	(51,345)	(187,429)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(72,633)	(5,866)	(78,499)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(52,087)	1,426	(50,661)

Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(3,955)	1,126	(2,829)

Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(4,853)	892	(3,961)

Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(7,969)	1,688	(6,281)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(162,161)	17,776	(144,385)

Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(125,513)	29,664	(95,849)

South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	191,016	(408,887)	(217,871)

South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	247,134	(554,068)	(306,934)

South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	347,388	(703,247)	(355,859)

South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	236,100	(665,996)	(429,896)

South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	126,830	(346,064)	(219,234)

South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	121,488	(283,543)	(162,055)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,956,199	(2,215,965)	(259,766)

South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	110,554	(247,783)	(137,229)

South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	2,941,401	(3,016,773)	(75,372)

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$7,068	1.00% (pays quarterly)(1)	12/20/22	$107,040	$(245,865)	$(138,825)

Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(35,375)	—	(35,375)

Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(17,073)	—	(17,073)

Total					$11,803,264	$(15,947,051)	$(4,143,787)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $276,653,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.		58,500	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/16/19	$(207,544)

Citibank, N.A.		50,140	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/16/19	(147,298)

Citibank, N.A.		46,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/16/19	(133,417)

UBS AG	CNY	51,893	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $7,664,276 (pays quarterly)	7/18/19	(530,312)

UBS AG	CNY	51,858	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on $7,654,997 (pays quarterly)	8/12/19	1,565,644

						$547,073

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	-	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA Franc

ZAR	–	South African Rand

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $3,437,388,159)	$3,414,061,390

Affiliated investment, at value (identified cost, $234,494,999)	234,497,638

Cash	31,888,917

Deposits for derivatives collateral —

Futures contracts	375,871

Centrally cleared derivatives	117,490,142

OTC derivatives	595,560

Foreign currency, at value (identified cost, $27,137,128)	28,532,292

Interest and dividends receivable	54,980,539

Dividends receivable from affiliated investment	293,080

Receivable for investments sold	55,738,081

Receivable for variation margin on open financial futures contracts	1,293,308

Receivable for open forward foreign currency exchange contracts	58,362,247

Receivable for open swap contracts	2,462,104

Upfront payments on open non-centrally cleared swap contracts	16,006,867

Tax reclaims receivable	86,786

Total assets	$4,016,664,822

Liabilities

Cash collateral due to brokers	$595,560

Payable for investments purchased	18,039,229

Payable for variation margin on open centrally cleared derivatives	3,382,818

Payable for open forward foreign currency exchange contracts	82,922,814

Payable for open swap contracts	7,627,721

Upfront receipts on open non-centrally cleared swap contracts	1,944,748

Payable to affiliates:

Investment adviser fee	1,767,203

Trustees’ fees	9,223

Accrued foreign capital gains taxes	253,378

Accrued expenses and other liabilities	2,079,830

Total liabilities	$118,622,524

Net Assets applicable to investors’ interest in Portfolio	$3,898,042,298

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $2,916,565)	$119,988,883

Dividends (net of foreign taxes, $358,314)	1,764,224

Dividends from affiliated investment	2,346,790

Total investment income	$124,099,897

Expenses

Investment adviser fee	$11,410,761

Trustees’ fees and expenses	54,848

Custodian fee	2,116,948

Legal and accounting services	213,521

Interest expense and fees	299,634

Miscellaneous	66,723

Total expenses	$14,162,435

Net investment income	$109,937,462

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $129,540)	$(49,178,922)

Investment transactions — affiliated investment	386

Written options	349,078

Financial futures contracts	(16,478,152)

Swap contracts	(43,269,809)

Foreign currency transactions	(2,909,877)

Forward foreign currency exchange contracts	26,723,022

Net realized loss	$(84,764,274)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $26,543)	$109,055,639

Investments — affiliated investment	36,101

Written options	11,003

Financial futures contracts	(4,636,570)

Swap contracts	(24,308,169)

Foreign currency	3,136,167

Forward foreign currency exchange contracts	(24,467,913)

Net change in unrealized appreciation (depreciation)	$58,826,258

Net realized and unrealized loss	$(25,938,016)

Net increase in net assets from operations	$83,999,446

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$109,937,462	$249,010,969

Net realized loss	(84,764,274)	(107,995,385)

Net change in unrealized appreciation (depreciation)	58,826,258	(275,559,933)

Net increase (decrease) in net assets from operations	$83,999,446	$(134,544,349)

Capital transactions —

Contributions	$116,247,094	$548,095,488

Withdrawals	(1,166,723,080)	(1,033,097,732)

Net decrease in net assets from capital transactions	$(1,050,475,986)	$(485,002,244)

Net decrease in net assets	$(966,476,540)	$(619,546,593)

Net Assets

At beginning of period	$4,864,518,838	$5,484,065,431

At end of period	$3,898,042,298	$4,864,518,838

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.67	%(2)(3)	0.70	%(4)	0.64	%(4)	0.64	%(4)	0.67	%(4)	0.75	%(4)

Net investment income	5.23	%(3)	4.64%		4.14%		4.54%		4.37%		3.92%

Portfolio Turnover	30	%(5)	78%		74%		65%		66%		66%

Total Return	2.13	%(5)	(2.60)%		3.93%		5.06	%(6)	1.99%		3.78%

Net assets, end of period (000’s omitted)	$3,898,042		$4,864,519		$5,484,065		$5,412,097		$4,751,608		$4,601,105

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(3)	Annualized.

(4)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.11% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(5)	Not annualized.

(6)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2019 were $8,322,143 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

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accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made,

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including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

T  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $11,410,761 or 0.54% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2019, BMR reimbursed the Portfolio $3,000 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$767,319,447	$977,428,607

U.S. Government and Agency Securities	210,578,785	456,889,912

	$977,898,232	$1,434,318,519

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $78,366,196. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,860,244,523

Gross unrealized appreciation	$108,133,687

Gross unrealized depreciation	(366,449,630)

Net unrealized depreciation	$(258,315,943)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Consolidated Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and inflation swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $88,874,134. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $30,942,596 at April 30, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$—	$60,773,497	$60,773,497

Not applicable	—	6,195,875 *	428,160 *	16,625,566 *	14,474,427 *	37,724,028

Receivable for open forward foreign currency exchange contracts	—	—	—	58,362,247	—	58,362,247

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	13,282,178	1,565,644	—	—	14,847,822

Total Asset Derivatives	$—	$19,478,053	$1,993,804	$74,987,813	$75,247,924	$171,707,594

Derivatives not subject to master netting or similar agreements	$—	$6,195,875	$428,160	$16,625,566	$14,474,427	$37,724,028

Total Asset Derivatives subject to master netting or similar agreements	$—	$13,282,178	$1,565,644	$58,362,247	$60,773,497	$133,983,566

Not applicable	$—	$(9,316,868)*	$—	$(10,526,116)*	$(38,032,731)*	$(57,875,715)

Payable for open forward foreign currency exchange contracts	—	—	—	(82,922,814)	—	(82,922,814)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(488,259)	(4,652,356)	(530,312)	—	(280,393)	(5,951,320)

Total Liability Derivatives	$(488,259)	$(13,969,224)	$(530,312)	$(93,448,930)	$(38,313,124)	$(146,749,849)

Derivatives not subject to master netting or similar agreements	$—	$(9,316,868)	$—	$(10,526,116)	$(38,032,731)	$(57,875,715)

Total Liability Derivatives subject to master netting or similar agreements	$(488,259)	$(4,652,356)	$(530,312)	$(82,922,814)	$(280,393)	$(88,874,134)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

65

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$513,501	$(152,499)	$(361,002)	$—	$—	$—

Bank of America, N.A.	28,089,945	(1,104,089)	(14,263,701)	—	12,722,155	—

Barclays Bank PLC	115,281	(115,281)	—	—	—	—

BNP Paribas	982,312	(982,312)	—	—	—	—

Citibank, N.A.	1,709,671	(1,709,671)	—	—	—	—

Deutsche Bank AG	5,548,463	(5,548,463)	—	—	—	—

Goldman Sachs International	30,276,508	(27,818,168)	(2,458,340)	—	—	—

HSBC Bank USA, N.A.	3,753,941	—	(819,623)	—	2,934,318	—

ICBC Standard Bank plc	33,818	(33,818)	—	—	—	—

JPMorgan Chase Bank, N.A.	4,138,352	(4,138,352)	—	—	—	550,576

Morgan Stanley & Co. International PLC	33,514,877	(77,756)	(33,437,121)	—	—	44,984

Nomura International PLC	107,040	(107,040)	—	—	—	—

Societe Generale	29,236	(29,236)	—	—	—	—

Standard Chartered Bank	21,069,949	(21,069,949)	—	—	—	—

State Street Bank and Trust Company	24,764	(24,764)	—	—	—	—

The Toronto-Dominion Bank	519,764	(122,045)	(316,046)	—	81,673	—

UBS AG	3,556,144	(1,560,980)	(1,995,164)	—	—	—

	$133,983,566	$(64,594,423)	$(53,650,997)	$—	$15,738,146	$595,560

66

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(152,499)	$152,499	$—	$—	$—	$—

Bank of America, N.A.	(1,104,089)	1,104,089	—	—	—	—

Barclays Bank PLC	(970,337)	115,281	679,029	—	(176,027)	—

BNP Paribas	(7,352,132)	982,312	6,361,901	—	(7,919)	—

Citibank, N.A.	(2,799,241)	1,709,671	1,089,570	—	—	—

Credit Agricole Corporate and Investment Bank	(1,202,065)	—	1,114,406	—	(87,659)	—

Deutsche Bank AG	(5,586,707)	5,548,463	38,244	—	—	—

Goldman Sachs International	(27,818,168)	27,818,168	—	—	—	—

ICBC Standard Bank plc	(197,848)	33,818	—	—	(164,030)	—

JPMorgan Chase Bank, N.A.	(4,419,162)	4,138,352	—	—	(280,810)	—

Morgan Stanley & Co. International PLC	(77,756)	77,756	—	—	—	—

Nomura International PLC	(511,533)	107,040	400,427	—	(4,066)	—

Societe Generale	(318,495)	29,236	181,740	—	(107,519)	—

Standard Chartered Bank	(34,153,383)	21,069,949	13,083,434	—	—	—

State Street Bank and Trust Company	(527,694)	24,764	502,930	—	—	—

The Toronto-Dominion Bank	(122,045)	122,045	—	—	—	—

UBS AG	(1,560,980)	1,560,980	—	—	—	—

	$(88,874,134)	$64,594,423	$23,451,681	$—	$(828,030)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$595,560

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(4,740,765)	$—

Written options	—	—	—	349,078	—

Financial futures contracts	—	—	(434,128)	—	(16,044,024)

Swap contracts	2,849,922	(19,856,611)	2,539,262	—	(28,802,382)

Forward foreign currency exchange contracts	—	—	—	26,723,022	—

Total	$2,849,922	$(19,856,611)	$2,105,134	$22,331,335	$(44,846,406)

67

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(2,902,363)	$(7,427,586)

Written options	—	—	—	11,003	—

Financial futures contracts	—	—	559,067	—	(5,195,637)

Swap contracts	(1,357,598)	(4,897,570)	1,896,555	—	(19,949,556)

Forward foreign currency exchange contracts	—	—	—	(24,467,913)	—

Total	$(1,357,598)	$(4,897,570)	$2,455,622	$(27,359,273)	$(32,572,779)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Interest Rate Swaptions	Swap Contracts

$1,293,998,000	$1,933,560,000	$6,427,045,000	$480,003,000	$5,181,172,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately $447,259,000 and $60,072,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

68

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,163,329,933	$—	$2,163,329,933

Foreign Corporate Bonds	—	61,938,347	8,799,394	70,737,741

Senior Floating-Rate Loans	—	—	9,686,249	9,686,249

Sovereign Loans	—	140,363,795	—	140,363,795

Credit Linked Notes	—	1,974,000	—	1,974,000

Corporate Bonds & Notes	—	503,434	—	503,434

Asset-Backed Securities	—	49,198,623	—	49,198,623

Collateralized Mortgage Obligations	—	102,452,655	—	102,452,655

Mortgage Pass-Throughs	—	216,714,068	—	216,714,068

U.S. Treasury Obligations	—	1,646,016	—	1,646,016

Small Business Administration Loans (Interest Only)	—	35,444,799	—	35,444,799

Common Stocks	5,633,850	111,898,873 **	—	117,532,723

Short-Term Investments —

Foreign Government Securities	—	388,875,449	—	388,875,449

U.S. Treasury Obligations	—	54,828,408	—	54,828,408

Other	—	234,497,638	—	234,497,638

Purchased Interest Rate Swaptions	—	60,773,497	—	60,773,497

Total Investments	$5,633,850	$3,624,439,535	$18,485,643	$3,648,559,028

Forward Foreign Currency Exchange Contracts	$—	$74,987,813	$—	$74,987,813

Futures Contracts	—	428,160	—	428,160

Swap Contracts	—	35,518,124	—	35,518,124

Total	$5,633,850	$3,735,373,632	$18,485,643	$3,759,493,125

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(93,448,930)	$—	$(93,448,930)

Futures Contracts	(1,748,994)	—	—	(1,748,994)

Swap Contracts	—	(51,551,925)	—	(51,551,925)

Total	$(1,748,994)	$(145,000,855)	$—	$(146,749,849)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

69

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

70

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

72

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

74

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.19

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	70

Officers and Trustees	73

Important Notices	74

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/31/2010	08/31/2010	1.05%	–5.69%	2.65%	2.10%
Class A with 4.75% Maximum Sales Charge	—	—	–3.71	–10.19	1.66	1.53
Class C at NAV	08/31/2010	08/31/2010	0.76	–6.32	1.94	1.41
Class C with 1% Maximum Sales Charge	—	—	–0.24	–7.26	1.94	1.41
Class I at NAV	08/31/2010	08/31/2010	1.21	–5.39	2.96	2.41
Class R at NAV	12/01/2010	08/31/2010	0.96	–5.85	2.45	1.92
Class R6 at NAV	05/31/2017	08/31/2010	1.21	–5.37	3.03	2.45
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.18%	2.18%	0.78%	0.49%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
Gross		1.55%	2.25%	1.25%	1.75%	1.20%
Net		1.42	2.12	1.12	1.62	1.10

Fund Profile4

Asset Allocation (% of net assets)5

Foreign Currency Exposure (% of net assets)6

Serbia	17.1%	Morocco	1.2%

Egypt	12.3	Georgia	1.1

Nigeria	8.4	Other	0.3	*

Iceland	7.8	Ghana	–1.1

Australia	7.2	Malaysia	–1.4

Sri Lanka	5.1	Mexico	–2.0

Japan	5.1	South Africa	–3.0

Ukraine	4.6	South Korea	–5.0

Thailand	4.1	Romania	–6.0

Sweden	3.9	New Zealand	–6.5

Norway	2.9	Bahrain	–8.1

Colombia	2.9	Oman	–9.9

Philippines	2.1	United Arab Emirates	–20.3

Indonesia	2.1	Euro	–26.2

Canada	2.1	Total Long	95.6

Uganda	1.9	Total Short	–91.2

Vietnam	1.7	Total Net	4.4

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.50	$8.13	**	1.63%
Class C	$1,000.00	$1,007.60	$11.50	**	2.31%
Class I	$1,000.00	$1,012.10	$6.54	**	1.31%
Class R	$1,000.00	$1,009.60	$9.02	**	1.81%
Class R6	$1,000.00	$1,012.10	$6.39	**	1.28%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.70	$8.15	**	1.63%
Class C	$1,000.00	$1,013.30	$11.53	**	2.31%
Class I	$1,000.00	$1,018.30	$6.56	**	1.31%
Class R	$1,000.00	$1,015.80	$9.05	**	1.81%
Class R6	$1,000.00	$1,018.40	$6.41	**	1.28%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $3,549,680,861)	$3,356,259,516

Receivable for Fund shares sold	3,736,941

Receivable from affiliate	373,613

Total assets	$3,360,370,070

Liabilities

Payable for Fund shares redeemed	$9,813,872

Payable to affiliates:

Distribution and service fees	207,740

Trustees’ fees	43

Accrued expenses	672,900

Total liabilities	$10,694,555

Net Assets	$3,349,675,515

Sources of Net Assets

Paid-in capital	$3,720,898,531

Accumulated loss	(371,223,016)

Total	$3,349,675,515

Class A Shares

Net Assets	$757,952,403

Shares Outstanding	78,866,155

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.61

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.09

Class C Shares

Net Assets	$40,489,071

Shares Outstanding	4,335,595

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.34

Class I Shares

Net Assets	$2,430,031,472

Shares Outstanding	249,984,840

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.72

Class R Shares

Net Assets	$1,833,308

Shares Outstanding	192,981

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.50

Class R6 Shares

Net Assets	$119,369,261

Shares Outstanding	12,257,983

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest allocated from Portfolio (net of foreign taxes, $2,641,529)	$112,375,385

Dividends allocated from Portfolio (net of foreign taxes, $550,471)	7,069,497

Expenses, excluding interest expense, allocated from Portfolio	(17,724,666)

Interest expense allocated from Portfolio	(4,551,383)

Total investment income from Portfolio	$97,168,833

Expenses

Distribution and service fees

Class A	$299,198

Class C	242,908

Class R	4,430

Trustees’ fees and expenses	250

Custodian fee	38,061

Transfer and dividend disbursing agent fees	1,959,885

Legal and accounting services	50,205

Printing and postage	421,963

Registration fees	192,697

Miscellaneous	20,409

Total expenses	$3,230,006

Deduct —

Allocation of expenses to affiliate	$2,229,861

Total expense reductions	$2,229,861

Net expenses	$1,000,145

Net investment income	$96,168,688

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $138,681)	$(82,315,490)

Written options	481,301

Financial futures contracts	(14,287,220)

Swap contracts	(69,289,019)

Foreign currency transactions	(2,841,265)

Forward foreign currency exchange contracts	9,295,976

Net realized loss	$(158,955,717)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $489,157)	$128,003,370

Written options	(446,230)

Financial futures contracts	107,215

Swap contracts	(32,024,742)

Foreign currency	2,500,607

Forward foreign currency exchange contracts	(4,969,127)

Net change in unrealized appreciation (depreciation)	$93,171,093

Net realized and unrealized loss	$(65,784,624)

Net increase in net assets from operations	$30,384,064

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$96,168,688	$218,687,584

Net realized loss	(158,955,717)	(191,758,888)

Net change in unrealized appreciation (depreciation)	93,171,093	(370,157,589)

Net increase (decrease) in net assets from operations	$30,384,064	$(343,228,893)

Distributions to shareholders —

Class A	$—	$(3,617,789)

Class C	—	(1,617,201)

Class I	(1,875,599)	(113,076,394)

Class R	—	(54,685)

Class R6	(199,027)	(753,076)

Total distributions to shareholders	$(2,074,626)	$(119,119,145)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$701,434,170	$74,235,963

Class C	1,777,781	22,234,488

Class I	678,194,808	2,345,232,169

Class R	188,098	135,187

Class R6	28,513,930	179,942,507

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	3,343,139

Class C	—	1,453,840

Class I	1,351,903	80,007,180

Class R	—	54,685

Class R6	105,370	753,076

Cost of shares redeemed

Class A	(63,417,629)	(64,672,842)

Class C	(20,733,922)	(20,582,723)

Class I	(2,011,596,444)	(1,643,378,272)

Class R	(172,241)	(477,283)

Class R6	(82,976,599)	(5,193,556)

Net asset value of shares converted

Class A	569,775	—

Class C	(569,775)	—

Net increase (decrease) in net assets from Fund share transactions	$(767,330,775)	$973,087,558

Net increase (decrease) in net assets	$(739,021,337)	$510,739,520

Net Assets

At beginning of period	$4,088,696,852	$3,577,957,332

At end of period	$3,349,675,515	$4,088,696,852

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016		2015	2014

Net asset value — Beginning of period	$9.510		$10.560		$10.180	$10.100		$10.160	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.260		$0.479		$0.416	$0.462		$0.515	$0.407

Net realized and unrealized gain (loss)	(0.160)		(1.239)		0.111	0.237		(0.232)	0.213

Total income (loss) from operations	$0.100		$(0.760)		$0.527	$0.699		$0.283	$0.620

Less Distributions

From net investment income	$—		$(0.290)		$(0.147)	$(0.619)		$(0.343)	$—

Total distributions	$—		$(0.290)		$(0.147)	$(0.619)		$(0.343)	$—

Net asset value — End of period	$9.610		$9.510		$10.560	$10.180		$10.100	$10.160

Total Return(2)	1.05	%(3)(4)	(7.40	)%(4)	5.25%	7.27	%(5)	2.89%	6.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$757,952		$122,402		$123,985	$307,915		$427,589	$372,302

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	1.63	%(4)(9)	1.45	%(4)	1.53%	1.56%		1.60%	1.74%

Net investment income	5.46	%(9)	4.73%		4.07%	4.69%		5.09%	4.16%

Portfolio Turnover of the Portfolio	26	%(3)	75%		76%	97%		75%	116%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.28%, 0.07%, 0.04%, 0.03%, 0.03% and 0.13% for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016		2015	2014

Net asset value — Beginning of period	$9.270		$10.330		$9.970	$9.900		$9.930	$9.390

Income (Loss) From Operations

Net investment income(1)	$0.211		$0.399		$0.347	$0.383		$0.430	$0.318

Net realized and unrealized gain (loss)	(0.141)		(1.214)		0.095	0.237		(0.223)	0.222

Total income (loss) from operations	$0.070		$(0.815)		$0.442	$0.620		$0.207	$0.540

Less Distributions

From net investment income	$—		$(0.245)		$(0.082)	$(0.550)		$(0.237)	$—

Total distributions	$—		$(0.245)		$(0.082)	$(0.550)		$(0.237)	$—

Net asset value — End of period	$9.340		$9.270		$10.330	$9.970		$9.900	$9.930

Total Return(2)	0.76	%(3)(4)	(8.08	)%(4)	4.58%	6.45	%(5)	2.15%	5.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,489		$59,782		$64,164	$49,817		$46,216	$48,835

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	2.31	%(4)(9)	2.15	%(4)	2.24%	2.26%		2.30%	2.47%

Net investment income	4.58	%(9)	4.03%		3.43%	3.96%		4.33%	3.34%

Portfolio Turnover of the Portfolio	26	%(3)	75%		76%	97%		75%	116%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.26%, 0.07%, 0.06%, 0.03%, 0.03% and 0.16% for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016		2015	2014

Net asset value — Beginning of period	$9.610		$10.680		$10.300	$10.210		$10.260	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.267		$0.514		$0.462	$0.491		$0.548	$0.432

Net realized and unrealized gain (loss)	(0.151)		(1.250)		0.098	0.247		(0.230)	0.218

Total income (loss) from operations	$0.116		$(0.736)		$0.560	$0.738		$0.318	$0.650

Less Distributions

From net investment income	$(0.006)		$(0.334)		$(0.180)	$(0.648)		$(0.368)	$—

Total distributions	$(0.006)		$(0.334)		$(0.180)	$(0.648)		$(0.368)	$—

Net asset value — End of period	$9.720		$9.610		$10.680	$10.300		$10.210	$10.260

Total Return(2)	1.21	%(3)(4)	(7.12	)%(4)	5.53%	7.62	%(5)	3.21%	6.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,430,031		$3,731,477		$3,379,555	$1,407,915		$999,152	$799,117

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	1.31	%(4)(9)	1.15%		1.24%	1.26%		1.30%	1.45%

Net investment income	5.58	%(9)	5.04%		4.43%	4.92%		5.37%	4.40%

Portfolio Turnover of the Portfolio	26	%(3)	75%		76%	97%		75%	116%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.26%, 0.07%, 0.06%, 0.03%, 0.03% and 0.14% for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016		2015	2014

Net asset value — Beginning of period	$9.410		$10.440		$10.070	$10.010		$10.080	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.239		$0.451		$0.398	$0.435		$0.481	$0.381

Net realized and unrealized gain (loss)	(0.149)		(1.217)		0.104	0.237		(0.228)	0.219

Total income (loss) from operations	$0.090		$(0.766)		$0.502	$0.672		$0.253	$0.600

Less Distributions

From net investment income	$—		$(0.264)		$(0.132)	$(0.612)		$(0.323)	$—

Total distributions	$—		$(0.264)		$(0.132)	$(0.612)		$(0.323)	$—

Net asset value — End of period	$9.500		$9.410		$10.440	$10.070		$10.010	$10.080

Total Return(2)	0.96	%(3)(4)	(7.53	)%(4)	5.05%	7.05	%(5)	2.70%	6.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,833		$1,801		$2,294	$5,279		$5,087	$3,661

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	1.81	%(4)(9)	1.65	%(4)	1.74%	1.76%		1.79%	1.95%

Net investment income	5.10	%(9)	4.50%		3.91%	4.46%		4.80%	3.94%

Portfolio Turnover of the Portfolio	26	%(3)	75%		76%	97%		75%	116%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.26%, 0.07%, 0.05%, 0.03%, 0.03% and 0.14% for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		Period Ended October 31, 2017(1)

Net asset value — Beginning of period	$9.640		$10.690		$10.530

Income (Loss) From Operations

Net investment income(2)	$0.269		$0.534		$0.179

Net realized and unrealized loss	(0.153)		(1.245)		(0.019)

Total income (loss) from operations	$0.116		$(0.711)		$0.160

Less Distributions

From net investment income	$(0.016)		$(0.339)		$—

Total distributions	$(0.016)		$(0.339)		$—

Net asset value — End of period	$9.740		$9.640		$10.690

Total Return(3)	1.21	%(4)(5)	(6.88	)%(5)	1.52	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$119,369		$173,234		$7,959

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.28	%(5)(8)	1.10	%(5)	1.20	%(8)

Net investment income	5.61	%(8)	5.30%		3.97	%(8)

Portfolio Turnover of the Portfolio	26	%(4)	75%		76	%(9)

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements, of 0.26%, 0.08% and 0.11% for the six months ended April 30, 2019, the year ended October 31, 2018 and the period ended October 31, 2017, respectively.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2017.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (92.4% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $45,404,384 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $44,175,495 are short-term and $1,228,889 are long-term.

Additionally, at October 31, 2018, the Fund had a late year ordinary loss of $121,514,893 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.35%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $2,229,861 of the Fund’s operating expenses for the six months ended April 30, 2019. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $468,599 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,489 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $299,198 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $182,181 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $2,215 for Class R shares.

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $60,727 and $2,215 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $11,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $292,417,755 and $1,079,028,575, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	72,607,969	7,263,933

Issued to shareholders electing to receive payments of distributions in Fund shares	—	325,208

Redemptions	(6,672,247)	(6,461,088)

Converted from Class C shares	59,833	—

Net increase	65,995,555	1,128,053

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	193,645	2,198,954

Issued to shareholders electing to receive payments of distributions in Fund shares	—	144,230

Redemptions	(2,243,457)	(2,108,429)

Converted to Class A shares	(61,460)	—

Net increase (decrease)	(2,111,272)	234,755

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	70,398,976	227,447,952

Issued to shareholders electing to receive payments of distributions in Fund shares	142,606	7,722,701

Redemptions	(208,825,926)	(163,330,805)

Net increase (decrease)	(138,284,344)	71,839,848

15

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	19,749	13,544

Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,366

Redemptions	(18,194)	(47,169)

Net increase (decrease)	1,555	(28,259)

Class R6	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	2,954,083	17,679,671

Issued to shareholders electing to receive payments of distributions in Fund shares	11,092	72,621

Redemptions	(8,681,176)	(522,745)

Net increase (decrease)	(5,716,001)	17,229,547

16

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 60.7%
Security		Principal Amount (000’s omitted)	Value

Argentina — 4.4%

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(1)	ARS	171,217	$3,032,971

City of Buenos Aires, 46.61%, (BADLAR + 5.00%), 1/23/22(1)	ARS	87,170	1,710,702

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	280,186	4,629,908

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(1)	ARS	235,444	4,672,543

Republic of Argentina, 6.25%, 11/9/47	EUR	75,824	55,803,480

Republic of Argentina, 6.875%, 1/11/48	USD	94,965	63,318,863

Republic of Argentina, 7.625%, 4/22/46	USD	36,680	25,630,150

Total Argentina			$158,798,617

Bahrain — 4.7%

Kingdom of Bahrain, 6.125%, 8/1/23(2)(4)	USD	15,939	$16,652,461

Kingdom of Bahrain, 6.75%, 9/20/29(2)(4)	USD	1,040	1,105,650

Kingdom of Bahrain, 7.00%, 1/26/26(2)(4)	USD	6,828	7,365,985

Kingdom of Bahrain, 7.00%, 10/12/28(2)(4)	USD	52,801	57,185,067

Kingdom of Bahrain, 7.50%, 9/20/47(2)(4)	USD	83,240	89,078,454

Total Bahrain			$171,387,617

Barbados — 1.4%

Government of Barbados, 0.00%, 12/15/21(2)(5)	USD	30,909	$17,577,949

Government of Barbados, 6.625%, 12/5/35(2)(5)	USD	29,459	16,930,087

Government of Barbados, 7.00%, 8/4/22(2)(5)	USD	29,435	16,901,577

Total Barbados			$51,409,613

Benin — 1.3%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	43,430	$48,345,779

Total Benin			$48,345,779

Costa Rica — 1.1%

Costa Rica Government International Bond, 9.20%, 2/23/22(2)	USD	5,898	$5,919,823

Costa Rica Government International Bond, 9.20%, 2/21/24(2)	USD	33,782	35,087,674

Total Costa Rica			$41,007,497

Dominican Republic — 0.5%

Dominican Republic, 11.375%, 7/6/29(2)	DOP	500,000	$10,988,986

Dominican Republic, 12.00%, 3/5/32(2)	DOP	341,000	7,716,624

Total Dominican Republic			$18,705,610

Security		Principal Amount (000’s omitted)		Value

El Salvador — 3.7%

Republic of El Salvador, 6.375%, 1/18/27(2)	USD	829		$814,493

Republic of El Salvador, 7.75%, 1/24/23(2)	USD	21,317		22,516,081

Republic of El Salvador, 8.25%, 4/10/32(2)	USD	21,771		23,594,321

Republic of El Salvador, 8.625%, 2/28/29(2)(4)	USD	79,467		88,208,370

Total El Salvador				$135,133,265

Georgia — 0.1%

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,848		$2,168,192

Georgia Treasury Bond, 7.625%, 7/13/19	GEL	4,896		1,817,294

Total Georgia				$3,985,486

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	3,727,573		$32,400,751

Republic of Iceland, 6.25%, 2/5/20	ISK	72,674		607,315

Republic of Iceland, 6.50%, 1/24/31	ISK	7,344,631		72,999,410

Republic of Iceland, 7.25%, 10/26/22	ISK	552,876		5,001,869

Republic of Iceland, 8.00%, 6/12/25	ISK	719,622		7,112,496

Total Iceland				$118,121,841

Indonesia — 2.0%

Indonesia Government Bond, 6.125%, 5/15/28	IDR	417,105,000		$26,343,474

Indonesia Government Bond, 7.50%, 8/15/32	IDR	63,558,000		4,208,770

Indonesia Government Bond, 7.50%, 5/15/38	IDR	517,418,000		33,457,882

Indonesia Government Bond, 8.25%, 5/15/36	IDR	94,099,000		6,612,413

Total Indonesia				$70,622,539

Lebanon — 0.7%

Lebanon Government International Bond, 6.60%, 11/27/26(2)(4)	USD	25,129		$20,744,492

Lebanon Government International Bond, 6.85%, 3/23/27(2)(4)	USD	3,418		2,827,267

Total Lebanon				$23,571,759

Macedonia — 0.4%

Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	12,400		$14,785,919

Total Macedonia				$14,785,919

New Zealand — 5.1%

New Zealand Government Bond, 2.00%, 9/20/25(2)(6)	NZD	0	(7)	$100

New Zealand Government Bond, 2.50%, 9/20/35(2)(6)	NZD	105,217		84,788,581

New Zealand Government Bond, 2.50%, 9/20/40(2)(6)	NZD	106,267		86,697,211

New Zealand Government Bond, 3.00%, 9/20/30(2)(6)	NZD	16,083		13,174,152

Total New Zealand				$184,660,044

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(2)	NGN	963,060	$2,407,841

Republic of Nigeria, 0.00%, 2/20/20(2)	NGN	481,520	1,197,520

Total Nigeria			$3,605,361

Rwanda — 0.0%(8)

Republic of Rwanda, 6.625%, 5/2/23(2)	USD	559	$582,174

Total Rwanda			$582,174

Serbia — 15.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	19,924,020	$203,503,775

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	174,862,345

Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,355,150	14,618,501

Serbia Treasury Bond, 10.00%, 9/11/21	RSD	1,610,100	17,583,553

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	8,785,250	97,473,395

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	54,782,298

Total Serbia			$562,823,867

Sri Lanka — 4.0%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,170,360	$23,114,699

Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	7,610,310

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	12,134,474

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	379,000	2,100,102

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	25,418,872

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,699,290	15,510,986

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,185,618

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	567,770

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,423,870	19,390,284

Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	2,972,116

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,048,199

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	3,998,079

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,644,000	9,568,407

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	10,599,452

Total Sri Lanka			$144,219,368

Thailand — 1.3%

Thailand Government Bond, 1.25%, 3/12/28(2)(6)	THB	1,655,529	$48,816,355

Total Thailand			$48,816,355

Ukraine — 11.1%

Ukraine Government International Bond, 0.00%, 4/1/20(2)	UAH	786,934	$25,362,212

Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(2)(9)	USD	28,380	18,196,404

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Ukraine Government International Bond, 9.75%, 11/1/28(2)(4)	USD	209,101	$214,138,243

Ukraine Government International Bond, 9.75%, 11/1/28(3)	USD	8,508	8,712,958

Ukraine Government International Bond, 10.00%, 8/23/23(2)	UAH	1,716,933	52,269,156

Ukraine Government International Bond, 15.70%, 1/20/21(2)	UAH	695,910	25,467,297

Ukraine Government International Bond, 18.00%, 3/24/21(2)	UAH	1,585,861	60,030,098

Total Ukraine			$404,176,368

Total Foreign Government Bonds (identified cost $2,258,149,803)			$2,204,759,079

Foreign Corporate Bonds — 2.1%
Security		Principal Amount (000’s omitted)	Value

China — 0.4%

China Evergrande Group, 8.75%, 6/28/25(2)(4)	USD	2,300	$2,104,804

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(2)(4)	USD	2,686	2,634,496

Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(2)(4)	USD	584	568,681

Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(2)(4)	USD	1,200	1,218,587

eHi Car Services, Ltd., 5.875%, 8/14/22(2)(4)	USD	1,745	1,640,841

KWG Group Holdings, Ltd., 6.00%, 9/15/22(2)(4)	USD	3,792	3,745,715

Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(2)(4)	USD	1,500	1,426,158

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(2)(4)	USD	896	909,140

Times China Holdings, Ltd., 6.25%, 1/17/21(2)(4)	USD	1,500	1,502,860

Total China			$15,751,282

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(2)	USD	7,810	$8,356,700

Total Colombia			$8,356,700

Ecuador — 0.0%(8)

EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.24%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	523	$525,245

Total Ecuador			$525,245

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.3%

Silknet JSC, 11.00%, 4/2/24(2)	USD	10,715	$10,862,331

Total Georgia			$10,862,331

Honduras — 0.1%

Inversiones Atlantida SA, 8.25%, 7/28/22(2)	USD	3,793	$3,878,343

Total Honduras			$3,878,343

Iceland — 0.5%

Heimavellir HF, 7.91%, 4/25/23(10)	ISK	1,963,167	$16,661,002

WOW Air HF, 0.00%(5)(11)	EUR	121	17,643

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(1)(5)	EUR	5,500	801,944

Total Iceland			$17,480,589

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	27,880,000	$1,900,414

Total Indonesia			$1,900,414

Ireland — 0.3%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	10,970	$10,970,000

Total Ireland			$10,970,000

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	3,258	$3,389,675

Total Mongolia			$3,389,675

Singapore — 0.1%

ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(2)(4)	USD	3,500	$3,277,638

Total Singapore			$3,277,638

Total Foreign Corporate Bonds (identified cost $83,582,441)			$76,392,217

Sovereign Loans — 5.0%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.3%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(5)(12)		$21,920	$12,007,776

Total Barbados			$12,007,776

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(1)(12)	$5,389	$5,188,503

Total Ethiopia		$5,188,503

Kenya — 1.0%

Government of Kenya, Term Loan, 9.33%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(1)	$5,468	$5,531,508

Government of Kenya, Term Loan, 9.36%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(1)	29,835	29,983,996

Total Kenya		$35,515,504

Tanzania — 3.6%

Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(1)	$77,850	$78,712,578

Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)	50,800	51,720,852

Total Tanzania		$130,433,430

Total Sovereign Loans (identified cost $190,333,554)		$183,145,213

Credit Linked Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(13)	$3,000	$2,820,000

Total Argentina		$2,820,000

Total Credit Linked Notes (identified cost $3,019,644)		$2,820,000

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.3%
Security		Principal Amount (000’s omitted)	Value

Iceland — 1.0%

Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(10)(14)	ISK	4,000,000	$34,930,889

Total Iceland			$34,930,889

Turkey — 0.3%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(1)(10)	EUR	11,200	$12,529,303

Total Turkey			$12,529,303

Total Senior Floating-Rate Loans (identified cost $52,032,935)			$47,460,192

Collateralized Mortgage Obligations — 1.0%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(15)

Series 362, Class C6, 3.50%, 12/15/47		$32,604	$6,036,835

Series 2770, Class SH, 4.627%, (7.10% - 1 mo. USD LIBOR), 3/15/34(16)		1,605	300,672

Series 4791, Class JI, 4.00%, 5/15/48		60,895	12,085,931

			$18,423,438

Federal National Mortgage Association:

Interest Only:(15)

Series 424, Class C8, 3.50%, 2/25/48		$46,163	$8,576,278

Series 2010-67, Class BI, 5.50%, 6/25/25		42	999

Series 2010-109, Class PS, 4.123%, (6.60% - 1 mo. USD LIBOR), 10/25/40(16)		3,793	650,722

Series 2018-21, Class IO, 3.00%, 4/25/48		48,145	8,740,193

Series 2018-58, Class BI, 4.00%, 8/25/48		8,458	1,568,502

			$19,536,694

Total Collateralized Mortgage Obligations (identified cost $42,511,506)			$37,960,132

Small Business Administration Loans (Interest Only)(17) — 1.4%
Security		Principal Amount (000’s omitted)	Value

1.63%, 11/20/42		$1,260	$94,758

1.88%, 10/30/42 to 12/28/42		10,979	898,470

2.13%, 1/25/43		1,732	158,764

Security	Principal Amount (000’s omitted)	Value

2.24%, 8/15/40	$63,670	$5,880,713

2.38%, 11/30/42 to 3/1/43	6,273	653,242

2.48%, 10/12/42	259	27,253

2.63%, 1/23/43 to 3/20/43	10,106	1,184,656

2.803%, 10/1/40	129,263	15,656,798

2.88%, 1/22/43 to 2/13/43	10,642	1,402,222

3.028%, 10/12/39	138,397	17,714,928

3.13%, 1/2/43 to 2/15/43	7,720	1,117,459

3.134%, 10/12/42	1,044	138,093

3.38%, 12/18/42	679	112,634

3.63%, 1/22/43 to 3/28/43	23,076	3,947,103

3.634%, 11/22/42	3,257	549,139

Total Small Business Administration Loans (Interest Only) (identified cost $47,730,383)		$49,536,232

Common Stocks — 6.1%
Security	Shares	Value

Canada — 0.3%

Turquoise Hill Resources, Ltd.(18)	6,448,700	$9,673,050

Total Canada		$9,673,050

Cyprus — 0.3%

Bank of Cyprus Holdings PLC(18)	8,424,416	$13,265,203

Total Cyprus		$13,265,203

Iceland — 3.1%

Arion Banki HF(3)	34,319,530	$21,379,819

Eik Fasteignafelag HF	113,112,345	8,233,660

Eimskipafelag Islands HF	8,699,370	13,558,728

Hagar HF	37,380,455	13,550,260

Heimavellir HF(18)	143,296,854	1,474,728

N1 HF(18)	4,883,300	4,862,167

Reginn HF(18)	46,771,138	8,500,420

Reitir Fasteignafelag HF	18,895,413	12,749,982

Siminn HF	470,450,140	15,585,263

Sjova-Almennar Tryggingar HF	62,083,865	9,054,833

Tryggingamidstodin HF	9,601,759	2,615,377

Total Iceland		$111,565,237

Mongolia — 0.1%

Mongolian Mining Corp.(18)	124,988,000	$2,346,377

Total Mongolia		$2,346,377

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Serbia — 0.1%

Komercijalna Banka AD Beograd(18)	91,575	$2,393,289

Total Serbia		$2,393,289

Singapore — 0.5%

Yoma Strategic Holdings, Ltd.	79,369,266	$18,975,621

Total Singapore		$18,975,621

Vietnam — 1.7%

Bank for Foreign Trade of Vietnam JSC	1,526,750	$4,471,601

Bank for Investment and Development of Vietnam JSC(18)	845,160	1,271,715

Bao Viet Holdings	283,140	1,082,837

Binh Minh Plastics JSC	460,800	943,431

Coteccons Construction JSC	239,670	1,245,964

Danang Rubber JSC	120,210	110,040

Domesco Medical Import Export JSC	195,910	595,996

FPT Corp.	31,004	70,587

HA TIEN 1 Cement JSC	388,990	268,792

Ho Chi Minh City Infrastructure Investment JSC(18)	1,400,400	1,385,188

Hoa Phat Group JSC(18)	2,196,838	3,187,106

Hoa Sen Group	309,094	106,408

KIDO Group Corp.	673,920	592,848

Kinh Bac City Development Share Holding Corp.(18)	921,600	575,813

Masan Group Corp.(18)	1,399,400	5,227,778

Mobile World Investment Corp.	372,000	1,359,948

PetroVietnam Drilling & Well Services JSC(18)	465,230	381,842

PetroVietnam Fertilizer & Chemical JSC	695,170	537,988

PetroVietnam Gas JSC	297,000	1,449,676

PetroVietnam Nhon Trach 2 Power JSC	1,590,240	1,857,294

PetroVietnam Technical Services Corp.	1,207,281	1,212,772

Pha Lai Thermal Power JSC	400,170	486,350

Refrigeration Electrical Engineering Corp.	703,160	1,027,406

Saigon - Hanoi Commercial Joint Stock Bank(18)	1,719,602	556,265

Saigon Thuong Tin Commercial JSB(18)	2,163,900	1,113,349

SSI Securities Corp.	1,202,580	1,339,860

Tan Tao Investment & Industry JSC(18)	1,920,000	248,407

Viet Capital Securities JSC	806,139	1,230,873

Vietnam Dairy Products JSC	984,480	5,487,986

Vietnam Joint Stock Commercial Bank for Industry and Trade(18)	216,000	198,184

Vietnam Prosperity JSC Bank(18)	1,851,282	1,522,565

Vietnam Technological & Commercial Joint Stock Bank(18)	1,408,200	1,468,896

Vingroup JSC(18)	3,896,490	19,085,477

Total Vietnam		$61,701,242

Total Common Stocks (identified cost $255,328,205)		$219,920,019

Warrants — 0.0%
Security		Shares	Value

Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(10)(18)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 17.6%

Foreign Government Securities — 12.9%
Security		Principal Amount (000’s omitted)	Value

Egypt — 3.6%

Egypt Treasury Bill, 0.00%, 6/4/19	EGP	322,950	$18,635,889

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	49,803,850

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	303,300	16,933,131

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	312,625	17,398,938

Egypt Treasury Bill, 0.00%, 10/15/19	EGP	533,825	29,074,591

Total Egypt			$131,846,399

Georgia — 1.0%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	5,816	$2,149,908

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	3,409	1,260,185

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	3,442	1,272,458

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	5,753	2,126,617

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	2,343	866,285

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	4,680	1,730,129

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	4,530	1,674,676

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	2,324	859,002

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,869	690,943

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,120	783,734

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,808	1,038,602

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,750	1,387,082

Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	5,123	1,893,937

Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	8,584	3,173,383

Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	2,785	1,029,649

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	4,096	1,514,085

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	1,804	666,728

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	3,605	1,332,865

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	3,448	1,274,639

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	7,540	2,780,044

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	8,050	2,953,502

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	1,150	420,377

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,685	1,709,904

Total Georgia			$34,588,734

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 8.3%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	19,589,810	$53,674,450

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	8,024,740	21,364,004

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	11,801,100	31,158,077

Nigeria OMO Bill, 0.00%, 9/19/19	NGN	13,132,110	34,581,096

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	3,657,591	9,606,187

Nigeria OMO Bill, 0.00%, 10/10/19	NGN	14,935,540	39,026,183

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	1,444,610	3,592,686

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	14,744,820	36,485,817

Nigeria Treasury Bill, 0.00%, 6/13/19	NGN	13,624,140	37,243,822

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	14,446,000	35,831,186

Total Nigeria			$302,563,508

Total Foreign Government Securities (identified cost $463,701,266)			$468,998,641

U.S. Treasury Obligations — 3.7%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(19)		$36,000	$35,997,681

U.S. Treasury Bill, 0.00%, 5/9/19(19)		100,000	99,947,567

Total U.S. Treasury Obligations (identified cost $135,945,247)			$135,945,248

Other — 1.0%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(20)		34,625,765	$34,625,765

Total Other (identified cost $34,625,765)			$34,625,765

Total Short-Term Investments (identified cost $634,272,278)			$639,569,654

Total Purchased Swaptions — 3.1% (identified cost $128,594,794)			$113,867,437

Total Investments — 98.4% (identified cost $3,695,555,543)			$3,575,430,175

Other Assets, Less Liabilities — 1.6%			$56,579,721

Net Assets — 100.0%			$3,632,009,896

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $1,201,015,939 or 33.1% of the Portfolio’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $37,542,685 or 1.0% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Principal amount is less than $500.

(8)	Amount is less than 0.05%.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(14)	Fixed-rate loan.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions — 3.1%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$137,074,000	6/29/28	$7,106,393

Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	137,074,000	6/29/28	6,173,237

Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	2,892,963

Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	2,477,850

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	2,834,564

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	2,533,978

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,638,323

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,323,215

Option to enter into interest rate swap expiring 3/28/39 to pay 3-month USD-LIBOR Rate and receive 2.81%	Morgan Stanley & Co. International PLC	280,586,000	3/26/29	12,941,406

Option to enter into interest rate swap expiring 3/28/39 to receive 3-month USD-LIBOR Rate and pay 2.81%	Morgan Stanley & Co. International PLC	280,586,000	3/26/29	14,633,500

Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	25,816,000	3/29/29	1,159,614

Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	25,816,000	3/29/29	1,382,862

Option to enter into interest rate swap expiring 4/18/39 to pay 3-month USD-LIBOR Rate and receive 2.94%	Bank of America, N.A.	71,723,000	4/16/29	4,692,921

Option to enter into interest rate swap expiring 4/18/39 to receive 3-month USD-LIBOR Rate and pay 2.94%	Bank of America, N.A.	71,722,000	4/18/39	4,426,827

Option to enter into interest rate swap expiring 4/20/39 to pay 3-month USD-LIBOR Rate and receive 2.93%	Bank of America, N.A.	28,689,000	4/18/29	1,858,495

Option to enter into interest rate swap expiring 4/20/39 to receive 3-month USD-LIBOR Rate and pay 2.93%	Bank of America, N.A.	28,689,000	4/18/29	1,790,067

Option to enter into interest rate swap expiring 5/4/39 to pay 3-month USD-LIBOR Rate and receive 2.92%	Bank of America, N.A.	24,099,000	5/2/29	1,553,064

Option to enter into interest rate swap expiring 5/4/39 to receive 3-month USD-LIBOR Rate and pay 2.92%	Bank of America, N.A.	24,099,000	5/2/29	1,516,779

Option to enter into interest rate swap expiring 4/4/49 to pay 3-month USD-LIBOR Rate and receive 2.73%	Morgan Stanley & Co. International PLC	93,529,000	3/29/29	6,676,406

Option to enter into interest rate swap expiring 4/4/49 to receive 3-month USD-LIBOR Rate and pay 2.73%	Morgan Stanley & Co. International PLC	93,529,000	3/29/29	7,981,866

Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	71,722,000	4/3/29	7,097,651

Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	71,723,000	4/5/29	7,573,975

Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	4,284,004

Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	5,317,477

Total				$113,867,437

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	14,154,000	USD	9,402,502	5/1/19	$50,955

NZD	14,154,000	USD	9,434,349	5/1/19	19,109

NZD	846,000	USD	561,998	5/1/19	3,046

NZD	846,000	USD	563,901	5/1/19	1,142

USD	9,674,542	NZD	14,154,000	5/1/19	221,085

USD	578,258	NZD	846,000	5/1/19	13,214

USD	563,901	NZD	846,000	5/1/19	(1,142)

USD	9,434,349	NZD	14,154,000	5/1/19	(19,109)

BRL	301,487,879	USD	76,041,132	5/3/19	847,466

BRL	30,253,954	USD	7,668,353	5/3/19	47,327

USD	76,416,972	BRL	301,487,879	5/3/19	(471,625)

USD	7,579,595	BRL	30,253,954	5/3/19	(136,085)

AUD	12,290,000	USD	8,728,604	5/6/19	(63,924)

AUD	24,700,000	USD	17,602,332	5/6/19	(188,369)

AUD	52,590,000	USD	38,308,660	5/6/19	(1,231,725)

EUR	17,699,057	USD	19,748,501	5/6/19	108,003

EUR	997,826	USD	1,113,368	5/6/19	6,089

EUR	103,121	USD	115,062	5/6/19	629

EUR	2,366,261	USD	2,700,933	5/6/19	(46,234)

EUR	13,896,709	USD	15,885,606	5/6/19	(294,941)

NZD	26,663,000	USD	17,760,224	5/6/19	49,214

NZD	23,527,000	USD	15,683,098	5/6/19	31,662

NZD	23,439,000	USD	15,626,781	5/6/19	29,200

NZD	10,974,000	USD	7,309,781	5/6/19	20,255

NZD	9,683,000	USD	6,454,688	5/6/19	13,031

NZD	9,646,347	USD	6,431,220	5/6/19	12,017

NZD	50,654	USD	34,610	5/6/19	(775)

USD	38,602,057	AUD	54,778,000	5/6/19	(17,459)

USD	24,514,529	AUD	34,802,000	5/6/19	(21,533)

USD	20,391,791	EUR	17,699,057	5/6/19	535,287

USD	18,737,218	EUR	16,262,970	5/6/19	491,854

USD	1,149,635	EUR	997,826	5/6/19	30,178

USD	118,810	EUR	103,121	5/6/19	3,119

USD	37,191,175	NZD	53,629,000	5/6/19	1,369,912

USD	18,696,827	NZD	27,364,347	5/6/19	418,927

USD	13,538,600	NZD	20,000,000	5/6/19	179,685

USD	2,038,167	NZD	2,939,000	5/6/19	75,075

USD	11,103	NZD	16,654	5/6/19	(21)

USD	10,666	NZD	16,000	5/6/19	(22)

USD	11,990	NZD	18,000	5/6/19	(33)

USD	33,763,871	KRW	39,250,500,000	5/7/19	145,110

USD	40,186,279	KRW	46,748,697,806	5/7/19	145,176

PHP	204,616,000	USD	3,886,344	5/8/19	42,851

USD	19,922,164	PHP	1,032,765,000	5/8/19	90,210

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	13,430,528	PHP	714,235,500	5/8/19	$(284,775)

EUR	103,121	USD	116,806	5/9/19	(1,085)

EUR	5,248,170	USD	5,944,655	5/9/19	(55,201)

CZK	172,830,211	USD	7,580,272	5/13/19	(15,920)

EUR	2,897,011	USD	3,300,333	5/13/19	(48,206)

PHP	199,221,000	USD	3,802,653	5/13/19	25,640

PHP	201,573,000	USD	3,848,649	5/13/19	24,841

PHP	99,611,000	USD	1,901,336	5/13/19	12,820

SEK	113,397,000	USD	12,269,349	5/13/19	(319,355)

USD	26,067,794	EUR	22,882,142	5/13/19	380,758

USD	7,589,140	EUR	6,661,698	5/13/19	110,850

KRW	39,250,500,000	USD	33,772,586	5/14/19	(121,935)

AUD	49,398,991	USD	35,311,881	5/22/19	(471,084)

AUD	55,805,000	USD	39,980,599	5/22/19	(621,685)

USD	43,550,163	NZD	63,462,000	5/22/19	1,148,978

USD	15,120,296	NZD	21,989,000	5/22/19	428,675

USD	6,383,269	NZD	9,283,000	5/22/19	180,972

USD	6,822,468	NZD	9,974,223	5/22/19	158,341

USD	4,382,109	NZD	6,430,000	5/22/19	86,001

USD	2,748,394	NZD	4,018,060	5/22/19	63,787

KRW	46,748,697,806	USD	40,214,625	5/28/19	(59,358)

USD	27,128,249	KRW	30,332,095,000	5/28/19	1,074,189

USD	11,019,147	KRW	12,323,813,667	5/28/19	433,482

AUD	34,802,000	USD	24,531,930	6/3/19	20,887

AUD	54,778,000	USD	38,629,993	6/3/19	15,894

JPY	8,403,999,500	USD	75,881,929	6/6/19	(222,159)

USD	36,689,285	JPY	4,069,538,800	6/6/19	51,923

USD	6,128,614	KRW	6,879,369,000	6/7/19	213,879

USD	75,088,213	MXN	1,476,850,000	6/10/19	(2,336,563)

GBP	83,216,000	USD	111,193,219	6/13/19	(2,437,173)

USD	107,673,931	GBP	83,216,000	6/13/19	(1,082,115)

AUD	38,613,142	USD	27,221,107	6/14/19	27,352

AUD	25,312,000	USD	17,850,529	6/14/19	11,602

USD	38,226,086	KRW	43,238,290,000	6/14/19	1,041,774

USD	18,623,598	NZD	27,340,000	6/14/19	349,034

USD	21,327,503	NZD	31,450,000	6/14/19	305,739

USD	15,079,831	NZD	22,237,047	6/14/19	216,176

COP	79,572,123,000	USD	25,197,398	6/19/19	(644,730)

USD	8,026,334	COP	25,518,926,682	6/19/19	152,248

GBP	27,891,000	USD	37,192,732	6/20/19	(728,100)

USD	36,072,351	GBP	27,891,000	6/20/19	(392,282)

AUD	54,726,436	USD	38,666,416	6/21/19	(40,946)

AUD	31,432,858	USD	22,287,625	6/21/19	(102,571)

USD	24,579,793	KRW	27,624,000,000	6/26/19	813,737

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	119,508,911	EUR	104,816,656	6/27/19	$1,383,755

CAD	99,120,000	USD	74,080,164	6/28/19	16,021

NZD	16,000	USD	10,676	6/28/19	22

SEK	342,460,000	USD	37,585,469	6/28/19	(1,362,702)

USD	562,603	NZD	846,000	6/28/19	(3,032)

USD	6,460,691	NZD	9,683,000	6/28/19	(13,349)

USD	15,697,685	NZD	23,527,000	6/28/19	(32,434)

USD	9,412,622	NZD	14,154,000	6/28/19	(50,722)

COP	204,775,792,000	USD	65,102,224	7/5/19	(1,962,392)

NOK	227,382,000	USD	26,759,166	7/11/19	(332,545)

PHP	968,540,000	USD	18,437,845	7/11/19	173,120

USD	80,767,440	EUR	70,633,633	7/11/19	1,070,599

USD	26,818,000	EUR	23,602,616	7/11/19	186,863

USD	6,289,085	EUR	5,500,000	7/11/19	83,364

USD	14,942,565	SGD	20,211,313	7/11/19	65,105

USD	3,597,754	KRW	4,100,000,000	7/12/19	68,305

USD	28,774,699	KRW	32,788,770,000	7/12/19	548,778

USD	33,256,903	NZD	49,326,266	7/12/19	268,213

USD	18,449,672	NZD	27,364,347	7/12/19	148,794

USD	40,822,386	ZAR	585,740,000	7/12/19	214,407

USD	30,228,317	ZAR	433,731,000	7/12/19	158,765

COP	88,759,981,000	USD	28,135,345	7/17/19	(783,144)

AUD	3,777,903	USD	2,707,925	7/18/19	(39,747)

EUR	923,666	USD	1,035,740	7/18/19	7,052

EUR	923,666	USD	1,035,740	7/18/19	7,052

EUR	653,299	USD	732,825	7/18/19	4,731

EUR	311,827	USD	354,192	7/18/19	(2,148)

EUR	2,214,856	USD	2,503,695	7/18/19	(3,185)

EUR	2,762,000	USD	3,122,192	7/18/19	(3,972)

EUR	6,626,000	USD	7,490,097	7/18/19	(9,528)

EUR	909,751	USD	1,037,780	7/18/19	(10,697)

EUR	8,029,000	USD	9,076,062	7/18/19	(11,545)

EUR	2,104,192	USD	2,390,067	7/18/19	(14,493)

EUR	5,298,517	USD	6,044,177	7/18/19	(62,300)

EUR	10,412,355	USD	11,877,685	7/18/19	(122,428)

EUR	14,696,810	USD	16,721,148	7/18/19	(128,860)

USD	46,245,873	EUR	40,910,707	7/18/19	58,826

USD	9,544,632	EUR	8,403,000	7/18/19	57,879

USD	13,265,098	EUR	11,734,767	7/18/19	16,874

USD	12,254,334	EUR	10,840,610	7/18/19	15,588

USD	9,058,625	EUR	8,074,001	7/18/19	(56,696)

USD	19,877,276	NZD	29,351,933	7/18/19	244,743

USD	20,991,380	NZD	31,024,801	7/18/19	239,922

USD	645,843	NZD	953,690	7/18/19	7,952

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	681,336	NZD	1,007,000	7/18/19	$7,787

USD	7,257,462	EUR	6,333,444	7/25/19	103,001

NOK	345,013,000	USD	39,780,122	7/29/19	342,291

SEK	402,863,000	USD	42,502,374	7/29/19	210,450

USD	1,800,172	KRW	2,078,029,000	7/29/19	10,169

USD	1,455,198	KRW	1,679,371,000	7/29/19	8,596

USD	638,353	KRW	736,883,000	7/29/19	3,606

USD	516,024	KRW	595,517,000	7/29/19	3,048

USD	33,627	NZD	50,654	7/29/19	(262)

USD	13,288,195	NZD	20,017,014	7/29/19	(103,505)

USD	29,905,488	NZD	45,048,902	7/29/19	(232,940)

USD	169,438,488	EUR	149,072,239	8/2/19	929,148

USD	113,196,704	EUR	98,255,910	8/15/19	2,011,430

SEK	342,480,000	USD	37,089,019	8/23/19	(710,746)

USD	39,238,486	ZAR	560,659,100	8/23/19	567,444

EUR	8,074,001	USD	9,080,102	8/30/19	67,487

USD	5,465,756	EUR	4,860,135	8/30/19	(40,624)

USD	16,569,966	EUR	14,733,967	8/30/19	(123,155)

USD	39,541,108	EUR	35,159,840	8/30/19	(293,887)

USD	48,243,011	EUR	42,897,548	8/30/19	(358,564)

USD	72,744,786	EUR	64,684,456	8/30/19	(540,672)

USD	108,080,421	EUR	96,104,802	8/30/19	(803,303)

NZD	18,000	USD	12,017	9/3/19	34

NZD	16,654	USD	11,128	9/3/19	22

USD	6,445,689	NZD	9,646,347	9/3/19	(12,460)

USD	7,326,078	NZD	10,974,000	9/3/19	(20,924)

USD	15,661,940	NZD	23,439,000	9/3/19	(30,275)

USD	17,799,819	NZD	26,663,000	9/3/19	(50,837)

USD	93,395,763	EUR	81,117,776	9/20/19	1,334,696

USD	116,455	EUR	103,121	9/27/19	(644)

USD	1,126,852	EUR	997,826	9/27/19	(6,233)

USD	19,987,668	EUR	17,699,057	9/27/19	(110,558)

NZD	27,942,465	USD	19,039,157	10/3/19	(320,852)

USD	44,477,700	NZD	65,276,869	10/3/19	749,547

					$2,501,293

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	18,266,011	RON	87,728,000	The Toronto-Dominion Bank	5/2/19	$—	$(191,692)

EUR	62,640,612	USD	69,944,508	UBS AG	5/2/19	313,239	—

EUR	11,798,904	USD	13,174,656	UBS AG	5/2/19	59,001	—

EUR	1,419,390	USD	1,584,891	UBS AG	5/2/19	7,098	—

EUR	5,651,737	USD	6,374,708	UBS AG	5/2/19	—	(35,716)

EUR	2,629,384	USD	3,003,624	UBS AG	5/2/19	—	(54,506)

EUR	55,778,881	USD	62,783,203	UBS AG	5/2/19	—	(221,578)

EUR	11,798,904	USD	13,678,517	UBS AG	5/2/19	—	(444,859)

OMR	5,037,000	USD	13,069,538	BNP Paribas	5/2/19	13,579	—

RON	87,728,000	EUR	18,437,999	The Toronto-Dominion Bank	5/2/19	—	(1,209)

TRY	12,418,790	USD	2,205,824	BNP Paribas	5/2/19	—	(125,785)

TRY	45,949,723	USD	8,046,532	BNP Paribas	5/2/19	—	(350,354)

TRY	198,932,000	USD	34,868,541	Goldman Sachs International	5/2/19	—	(1,549,165)

USD	72,619,513	EUR	62,640,612	UBS AG	5/2/19	2,361,766	—

USD	13,430,338	EUR	11,798,904	UBS AG	5/2/19	196,681	—

USD	1,608,792	EUR	1,419,390	UBS AG	5/2/19	16,803	—

USD	2,935,970	EUR	2,629,384	UBS AG	5/2/19	—	(13,148)

USD	6,310,730	EUR	5,651,737	UBS AG	5/2/19	—	(28,262)

USD	13,174,656	EUR	11,798,904	UBS AG	5/2/19	—	(59,001)

USD	62,282,699	EUR	55,778,881	UBS AG	5/2/19	—	(278,926)

USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(443,217)

USD	43,758,591	TRY	257,300,513	Standard Chartered Bank	5/2/19	662,998	—

BRL	271,233,925	USD	68,748,619	Standard Chartered Bank	5/3/19	424,298	—

THB	217,200,000	USD	6,853,681	Standard Chartered Bank	5/3/19	—	(50,235)

THB	319,548,000	USD	10,075,692	Standard Chartered Bank	5/3/19	—	(66,357)

THB	307,482,000	USD	9,702,274	Standard Chartered Bank	5/3/19	—	(70,888)

TRY	24,003,300	USD	4,198,194	Standard Chartered Bank	5/3/19	—	(180,246)

TRY	154,011,000	USD	26,822,053	Standard Chartered Bank	5/3/19	—	(1,041,926)

USD	68,109,374	BRL	271,233,925	Standard Chartered Bank	5/3/19	—	(1,063,543)

USD	12,411,306	THB	396,110,000	Standard Chartered Bank	5/3/19	3,788	—

USD	14,033,459	THB	448,120,000	Standard Chartered Bank	5/3/19	—	(3,189)

USD	30,246,249	TRY	178,014,300	Standard Chartered Bank	5/3/19	448,174	—

EUR	6,784,744	RSD	802,296,000	Citibank, N.A.	5/6/19	—	(13,786)

EUR	2,299,580	RSD	273,972,000	Citibank, N.A.	5/6/19	—	(24,125)

EUR	4,891,122	RSD	584,000,000	Citibank, N.A.	5/6/19	—	(63,400)

EUR	16,806,079	RSD	2,009,670,964	Citibank, N.A.	5/6/19	—	(246,597)

RSD	1,161,902,078	EUR	9,753,228	Citibank, N.A.	5/6/19	101,394	—

RSD	983,801,437	EUR	8,256,831	Citibank, N.A.	5/6/19	87,407	—

RSD	863,430,000	EUR	7,283,256	Citibank, N.A.	5/6/19	35,566	—

RSD	497,768,246	EUR	4,191,733	Citibank, N.A.	5/6/19	28,438	—

RSD	221,397,253	EUR	1,863,300	Citibank, N.A.	5/6/19	13,881	—

RSD	107,005,000	EUR	903,758	Citibank, N.A.	5/6/19	3,125	—

USD	39,584,431	EGP	682,039,752	HSBC Bank USA, N.A.	5/6/19	—	(138,327)

KRW	85,999,197,806	USD	75,795,394	Standard Chartered Bank	5/7/19	—	(2,135,530)

EUR	17,322,407	PLN	74,426,690	Citibank, N.A.	5/8/19	—	(39,886)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,633,956	RON	41,400,000	Citibank, N.A.	5/8/19	$—	$(70,194)

HUF	3,450,341,681	EUR	10,771,563	Bank of America, N.A.	5/8/19	—	(135,611)

PHP	208,032,000	USD	3,951,225	Bank of America, N.A.	5/8/19	43,567	—

PHP	207,841,000	USD	3,949,848	Bank of America, N.A.	5/8/19	41,276	—

PHP	405,151,000	USD	7,697,369	Goldman Sachs International	5/8/19	82,655	—

PHP	202,576,000	USD	3,854,919	Goldman Sachs International	5/8/19	35,102	—

PHP	405,152,000	USD	7,697,388	Standard Chartered Bank	5/8/19	82,655	—

PHP	202,575,000	USD	3,848,492	Standard Chartered Bank	5/8/19	41,510	—

PHP	202,576,000	USD	3,848,694	Standard Chartered Bank	5/8/19	41,328	—

PHP	202,575,000	USD	3,854,900	Standard Chartered Bank	5/8/19	35,102	—

SEK	173,874,000	USD	18,798,945	State Street Bank and Trust Company	5/8/19	—	(483,281)

EUR	1,168,928	USD	1,328,405	Standard Chartered Bank	5/9/19	—	(16,643)

EUR	3,514,963	USD	3,977,004	Standard Chartered Bank	5/9/19	—	(32,542)

USD	22,225,398	EUR	19,184,302	Standard Chartered Bank	5/9/19	696,928	—

USD	5,426,381	EUR	4,683,891	Standard Chartered Bank	5/9/19	170,157	—

USD	7,991,355	EUR	7,037,090	Standard Chartered Bank	5/9/19	94,389	—

USD	2,741,018	EUR	2,365,965	Standard Chartered Bank	5/9/19	85,951	—

USD	2,314,470	ZAR	32,900,000	Bank of America, N.A.	5/9/19	16,210	—

ZAR	27,900,000	USD	1,969,668	Citibank, N.A.	5/9/19	—	(20,688)

EUR	2,379,121	USD	2,651,221	UBS AG	5/10/19	18,844	—

USD	62,825,316	EUR	55,778,881	UBS AG	5/10/19	225,203	—

EGP	95,190,000	USD	4,975,434	Citibank, N.A.	5/13/19	552,068	—

EGP	98,684,000	USD	5,446,137	Citibank, N.A.	5/13/19	284,255	—

EUR	6,661,698	USD	7,503,470	Citibank, N.A.	5/13/19	—	(25,181)

PHP	184,187,000	USD	3,515,690	Bank of America, N.A.	5/13/19	23,705	—

PHP	413,929,000	USD	7,892,630	BNP Paribas	5/13/19	61,560	—

PHP	199,051,000	USD	3,794,339	Goldman Sachs International	5/13/19	30,688	—

PHP	199,052,000	USD	3,795,805	Goldman Sachs International	5/13/19	29,241	—

PHP	193,884,000	USD	3,701,136	Goldman Sachs International	5/13/19	24,600	—

PHP	206,351,000	USD	3,938,748	JPMorgan Chase Bank, N.A.	5/13/19	26,558	—

PHP	408,297,000	USD	7,776,345	UBS AG	5/13/19	69,619	—

PHP	204,150,000	USD	3,892,649	UBS AG	5/13/19	30,361	—

THB	232,744,000	USD	7,297,710	Standard Chartered Bank	5/13/19	—	(5,796)

THB	349,776,067	USD	10,967,915	Standard Chartered Bank	5/13/19	—	(9,363)

UGX	4,905,440,000	USD	1,314,427	Citibank, N.A.	5/13/19	—	(11,349)

USD	21,233,359	ARS	948,387,987	Goldman Sachs International	5/13/19	145,761	—

USD	7,567,063	CZK	172,830,211	Citibank, N.A.	5/13/19	2,710	—

USD	10,967,739	THB	349,776,067	Standard Chartered Bank	5/13/19	9,188	—

EUR	6,304,430	RON	30,211,000	Citibank, N.A.	5/14/19	—	(42,186)

JPY	8,403,999,500	USD	76,611,164	Citibank, N.A.	5/14/19	—	(1,093,306)

KRW	12,851,265,000	USD	11,344,690	Goldman Sachs International	5/14/19	—	(326,908)

KRW	28,899,735,000	USD	25,514,024	Goldman Sachs International	5/14/19	—	(737,399)

PHP	199,221,000	USD	3,802,653	Citibank, N.A.	5/14/19	26,180	—

PHP	201,573,000	USD	3,848,649	Citibank, N.A.	5/14/19	25,388	—

PHP	99,611,000	USD	1,901,336	Citibank, N.A.	5/14/19	13,090	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	6,873,248,000	USD	1,842,694	Standard Chartered Bank	5/14/19	$—	$(17,227)

USD	75,745,827	JPY	8,403,999,500	Citibank, N.A.	5/14/19	227,969	—

USD	24,866,732	KRW	27,865,660,000	Bank of America, N.A.	5/14/19	976,651	—

USD	24,911,119	KRW	27,915,400,000	Goldman Sachs International	5/14/19	978,395	—

USD	12,485,872	KRW	13,990,420,000	Goldman Sachs International	5/14/19	491,458	—

USD	10,017,859	KRW	11,230,020,000	Goldman Sachs International	5/14/19	390,020	—

EUR	416,416	USD	472,099	JPMorgan Chase Bank, N.A.	5/16/19	—	(4,518)

EUR	2,905,338	USD	3,275,330	JPMorgan Chase Bank, N.A.	5/16/19	—	(13,014)

EUR	3,759,154	USD	4,249,212	JPMorgan Chase Bank, N.A.	5/16/19	—	(28,172)

USD	47,032,548	EUR	40,949,144	JPMorgan Chase Bank, N.A.	5/16/19	1,051,997	—

EUR	3,305,801	USD	3,743,443	Bank of America, N.A.	5/17/19	—	(31,140)

EUR	326,854	USD	368,535	State Street Bank and Trust Company	5/17/19	—	(1,489)

USD	3,727,172	EUR	3,305,801	Bank of America, N.A.	5/17/19	14,869	—

USD	103,018	EUR	90,784	Citibank, N.A.	5/17/19	1,071	—

AUD	22,233,995	USD	15,841,054	Australia and New Zealand Banking Group Limited	5/20/19	—	(160,323)

EUR	2,010,847	RON	9,616,000	Goldman Sachs International	5/20/19	—	(7,165)

EUR	16,294,644	RON	78,148,300	Société Générale	5/20/19	—	(111,370)

UGX	6,763,456,000	USD	1,745,408	Standard Chartered Bank	5/20/19	48,907	—

USD	20,306,014	NZD	29,553,000	Australia and New Zealand Banking Group Limited	5/20/19	561,325	—

USD	9,486,561	NZD	13,806,567	Australia and New Zealand Banking Group Limited	5/20/19	262,240	—

EUR	42,584,293	RON	205,235,000	Société Générale	5/22/19	—	(516,252)

EUR	1,125,842	RON	5,384,000	Standard Chartered Bank	5/22/19	—	(3,754)

USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(56,817)

USD	1,310,662	GHS	6,976,000	ICBC Standard Bank PLC	5/23/19	—	(35,230)

USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(34,862)

NOK	148,239,000	EUR	15,449,287	State Street Bank and Trust Company	5/24/19	—	(162,318)

USD	2,621,395	GHS	14,090,000	ICBC Standard Bank PLC	5/24/19	—	(96,009)

EGP	193,327,000	USD	10,250,636	HSBC Bank USA, N.A.	5/28/19	925,689	—

EGP	180,000,000	USD	10,047,446	HSBC Bank USA, N.A.	5/28/19	358,439	—

EUR	4,258,883	RSD	507,531,098	JPMorgan Chase Bank, N.A.	5/28/19	—	(34,670)

JPY	1,700,000,000	USD	15,326,223	Goldman Sachs International	5/28/19	—	(32,662)

JPY	3,851,462,000	USD	34,990,865	Goldman Sachs International	5/28/19	—	(342,296)

OMR	2,601,250	USD	6,742,483	Standard Chartered Bank	5/28/19	11,575	—

RSD	1,263,500,000	EUR	10,619,878	Citibank, N.A.	5/28/19	66,777	—

RSD	1,199,049,000	EUR	10,091,306	JPMorgan Chase Bank, N.A.	5/28/19	48,594	—

THB	787,895,000	USD	25,204,575	Goldman Sachs International	5/28/19	—	(511,332)

THB	356,270,000	USD	11,775,185	Standard Chartered Bank	5/28/19	—	(609,406)

THB	955,435,000	USD	30,568,051	Standard Chartered Bank	5/28/19	—	(623,975)

UGX	14,600,514,000	USD	3,918,549	Citibank, N.A.	5/28/19	—	(50,814)

USD	3,276,723	GHS	17,596,000	ICBC Standard Bank PLC	5/28/19	—	(111,843)

USD	14,230,675	MYR	57,990,000	Goldman Sachs International	5/28/19	222,555	—

USD	24,092,806	MYR	98,130,000	UBS AG	5/28/19	388,430	—

USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(267,474)

EGP	241,789,000	USD	12,463,351	Deutsche Bank AG	5/30/19	1,506,323	—

USD	12,905,738	EGP	241,789,000	Deutsche Bank AG	5/30/19	—	(1,063,935)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	$—	$(25,832)

EUR	10,971,670	RON	52,616,839	BNP Paribas	6/3/19	—	(54,320)

EUR	23,329,044	RON	112,404,000	BNP Paribas	6/3/19	—	(239,133)

THB	448,120,000	USD	14,017,110	Standard Chartered Bank	6/3/19	29,218	—

THB	396,110,000	USD	12,396,938	Standard Chartered Bank	6/3/19	19,136	—

USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(42,224)

EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	1,071,437	—

EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	1,071,437	—

USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	—	(72,789)

RSD	286,039,000	EUR	2,413,831	JPMorgan Chase Bank, N.A.	6/5/19	1,907	—

USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(136,216)

USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(136,216)

USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(87,492)

USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(117,015)

OMR	7,299,000	USD	18,910,306	Standard Chartered Bank	6/10/19	37,630	—

USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(191,893)

USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/10/19	—	(636,346)

EGP	31,546,000	USD	1,615,259	Deutsche Bank AG	6/13/19	199,962	—

MAD	23,414,500	USD	2,429,520	Credit Agricole Corporate and Investment Bank	6/13/19	—	(15,082)

UGX	6,767,004,000	USD	1,753,110	Standard Chartered Bank	6/14/19	33,508	—

USD	22,823,161	KRW	25,827,830,000	Standard Chartered Bank	6/14/19	611,596	—

EGP	85,729,000	USD	4,394,106	Deutsche Bank AG	6/17/19	533,245	—

JPY	463,324,240	USD	4,323,224	UBS AG	6/17/19	—	(148,239)

UGX	32,737,140,000	USD	8,651,464	Citibank, N.A.	6/17/19	—	(13,556)

USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(130,684)

BHD	7,101,000	USD	18,782,733	BNP Paribas	6/19/19	48,748	—

CNH	105,000,000	USD	15,310,140	BNP Paribas	6/19/19	277,307	—

USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(333,359)

USD	15,047,291	CNH	105,000,000	BNP Paribas	6/19/19	—	(540,155)

USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(85,833)

USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(150,687)

USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(85,235)

EUR	12,815,322	RON	61,725,000	Goldman Sachs International	6/24/19	—	(91,619)

RSD	332,205,000	EUR	2,801,290	Citibank, N.A.	6/24/19	—	(2,537)

RSD	190,535,000	EUR	1,602,212	JPMorgan Chase Bank, N.A.	6/24/19	3,568	—

RSD	317,321,000	EUR	2,671,727	JPMorgan Chase Bank, N.A.	6/24/19	2,146	—

USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(326,931)

USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(65,826)

USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(67,879)

EGP	163,263,000	USD	9,055,075	ICBC Standard Bank PLC	6/25/19	307,087	—

USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(363,813)

USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(139,022)

UGX	7,547,290,000	USD	1,898,689	Citibank, N.A.	6/26/19	89,041	—

USD	29,405,650	KRW	33,040,188,000	The Toronto-Dominion Bank	6/26/19	979,826	—

USD	1,966,102	GHS	11,020,000	ICBC Standard Bank PLC	6/27/19	—	(133,131)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CNH	87,193,000	USD	12,719,992	Citibank, N.A.	6/28/19	$223,713	$—

CNH	217,098,000	USD	31,661,246	Deutsche Bank AG	6/28/19	566,712	—

CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	455,846	—

CNH	472,887,000	USD	68,838,635	Standard Chartered Bank	6/28/19	1,360,918	—

CNH	303,190,000	USD	44,241,292	Standard Chartered Bank	6/28/19	766,928	—

CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	339,646	—

CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	23,703	—

CNY	237,932,000	USD	34,282,174	Standard Chartered Bank	6/28/19	1,050,938	—

NOK	250,325,000	EUR	25,819,211	Citibank, N.A.	6/28/19	—	(20,391)

USD	12,589,774	CNH	87,193,000	Citibank, N.A.	6/28/19	—	(353,930)

USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	419,186	—

USD	21,239,741	CNH	147,510,000	Deutsche Bank AG	6/28/19	—	(657,956)

USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	607,776	—

USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	412,812	—

USD	11,291,443	CNH	78,249,700	Standard Chartered Bank	6/28/19	—	(324,638)

USD	28,125,988	CNH	195,405,300	Standard Chartered Bank	6/28/19	—	(881,713)

USD	72,409,288	CNH	502,170,000	Standard Chartered Bank	6/28/19	—	(2,137,293)

OMR	8,517,000	USD	22,013,440	BNP Paribas	7/3/19	88,138	—

USD	12,941,609	MYR	52,750,000	Goldman Sachs International	7/3/19	213,898	—

USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,272,525)

UGX	18,952,680,000	USD	4,922,774	Standard Chartered Bank	7/8/19	53,394	—

UGX	7,723,730,000	USD	2,004,081	Standard Chartered Bank	7/8/19	23,842	—

USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(206,345)

UGX	21,047,320,000	USD	5,439,990	Citibank, N.A.	7/10/19	82,484	—

KRW	2,908,462,500	USD	2,553,635	Bank of America, N.A.	7/12/19	—	(49,911)

USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(162,545)

USD	33,559,946	KRW	38,223,100,000	Bank of America, N.A.	7/12/19	655,929	—

EGP	254,370,000	USD	13,058,008	Deutsche Bank AG	7/15/19	1,455,962	—

OMR	4,318,250	USD	11,181,383	BNP Paribas	7/15/19	21,982	—

USD	13,423,219	EGP	254,370,000	Deutsche Bank AG	7/15/19	—	(1,090,752)

USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(646,586)

AED	43,156,000	USD	11,743,768	BNP Paribas	7/17/19	3,527	—

AED	14,776,000	USD	4,020,899	Standard Chartered Bank	7/17/19	1,208	—

AED	31,301,000	USD	8,521,221	Standard Chartered Bank	7/17/19	—	(920)

OMR	9,277,000	USD	24,027,454	BNP Paribas	7/17/19	40,116	—

USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(89,813)

USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(99,589)

USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,318,673)

CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	857,132	—

CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	1,208,056	—

CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	890,072	—

CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	870,798	—

USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	—	(241,603)

USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	—	(65,201)

USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	—	(194,042)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	$—	$(179,029)

USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	—	(168,692)

JPY	16,294,545,294	USD	152,033,265	Standard Chartered Bank	7/22/19	—	(4,796,546)

MAD	103,243,000	USD	10,747,762	BNP Paribas	7/22/19	—	(162,603)

USD	7,355,102	CNH	49,420,000	Citibank, N.A.	7/22/19	19,216	—

USD	12,892,099	CNH	87,460,000	Citibank, N.A.	7/22/19	—	(90,431)

USD	12,830,894	CNH	87,150,000	UBS AG	7/22/19	—	(105,619)

USD	77,262,517	JPY	8,530,400,000	Standard Chartered Bank	7/22/19	182,237	—

EUR	33,271,596	RON	160,492,200	BNP Paribas	7/23/19	—	(165,777)

EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	987,474	—

EUR	6,095,634	RON	29,320,000	Goldman Sachs International	7/25/19	—	(9,085)

EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	966,974	—

EUR	12,670,241	RON	60,915,885	Citibank, N.A.	7/29/19	—	(5,457)

EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	947,985	—

EUR	18,699,566	USD	21,648,301	Standard Chartered Bank	8/1/19	—	(512,318)

JPY	3,959,072,106	USD	36,745,516	Standard Chartered Bank	8/1/19	—	(943,878)

USD	174,301,578	EUR	150,559,803	Standard Chartered Bank	8/1/19	4,124,934	—

EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	471,254	—

EUR	18,232,983	RON	87,728,000	The Toronto-Dominion Bank	8/5/19	—	(6,490)

EGP	264,760,000	USD	13,549,642	Deutsche Bank AG	8/8/19	1,473,817	—

USD	13,905,462	EGP	264,760,000	Deutsche Bank AG	8/8/19	—	(1,117,997)

MAD	117,090,000	USD	12,052,496	BNP Paribas	8/9/19	—	(76,873)

EGP	256,706,000	USD	13,057,274	Deutsche Bank AG	8/14/19	1,485,232	—

OMR	3,350,000	USD	8,676,509	BNP Paribas	8/14/19	9,827	—

USD	13,496,635	EGP	256,706,000	Deutsche Bank AG	8/14/19	—	(1,045,870)

USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(478,344)

USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(703,696)

USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(358,696)

USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(394,236)

USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(634,727)

USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(741,991)

EGP	186,360,000	USD	10,144,801	Standard Chartered Bank	8/26/19	377,985	—

CNH	332,347,000	USD	47,624,418	Citibank, N.A.	8/27/19	1,700,635	—

CNH	24,580,000	USD	3,583,979	Citibank, N.A.	8/27/19	64,045	—

CNH	368,300,000	USD	52,756,729	Standard Chartered Bank	8/27/19	1,904,264	—

EGP	243,916,000	USD	12,250,929	Deutsche Bank AG	8/27/19	1,517,988	—

USD	51,509,077	CNH	356,927,000	Citibank, N.A.	8/27/19	—	(1,463,999)

USD	53,177,204	CNH	368,300,000	Standard Chartered Bank	8/27/19	—	(1,483,788)

USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(594,572)

USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(754,353)

EGP	382,655,000	USD	19,204,768	HSBC Bank USA, N.A.	9/4/19	2,348,822	—

EGP	41,810,000	USD	2,093,640	Deutsche Bank AG	9/5/19	260,726	—

MAD	3,502,000	USD	355,894	BNP Paribas	9/5/19	1,709	—

MAD	28,749,000	USD	2,966,873	BNP Paribas	9/5/19	—	(31,195)

EGP	180,000,000	USD	9,798,585	BNP Paribas	9/9/19	326,385	—

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	164,363,000	USD	8,185,408	Deutsche Bank AG	9/9/19	$1,059,983	$—

EGP	113,910,000	USD	6,216,098	HSBC Bank USA, N.A.	9/9/19	191,320	—

MAD	97,426,000	USD	10,076,120	Société Générale	9/11/19	—	(131,075)

MAD	62,616,000	USD	6,487,696	Société Générale	9/13/19	—	(96,739)

EGP	249,504,000	USD	13,634,098	Bank of America, N.A.	9/18/19	366,190	—

USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(162,369)

USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(176,806)

USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(94,932)

USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(162,141)

EGP	193,895,000	USD	10,656,499	HSBC Bank USA, N.A.	9/23/19	208,691	—

USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(140,503)

USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(169,587)

UGX	6,956,800,000	USD	1,815,923	Standard Chartered Bank	9/30/19	—	(35,535)

USD	13,432,973	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	9/30/19	—	(86,853)

USD	7,390,662	BHD	2,803,500	Standard Chartered Bank	9/30/19	—	(40,537)

XOF	2,019,228,437	EUR	2,959,444	Société Générale	9/30/19	54,800	—

USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(96,771)

UGX	33,342,734,000	USD	8,651,462	Citibank, N.A.	10/4/19	—	(128,258)

XOF	1,192,340,000	EUR	1,747,915	ICBC Standard Bank PLC	10/4/19	30,613	—

BHD	2,640,000	USD	6,967,538	Standard Chartered Bank	10/7/19	30,018	—

BHD	3,166,200	USD	8,362,916	Standard Chartered Bank	10/7/19	29,379	—

BHD	2,640,000	USD	6,969,377	Standard Chartered Bank	10/7/19	28,178	—

BHD	2,703,800	USD	7,144,405	Standard Chartered Bank	10/7/19	22,258	—

USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(144,563)

USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(161,069)

USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(284,132)

EGP	148,859,000	USD	8,184,462	HSBC Bank USA, N.A.	10/10/19	118,824	—

USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(486,784)

EGP	117,358,400	USD	6,458,022	HSBC Bank USA, N.A.	10/15/19	79,360	—

UGX	8,748,477,000	USD	2,249,544	Citibank, N.A.	10/15/19	—	(20,326)

UGX	7,822,362,000	USD	2,019,717	Citibank, N.A.	10/15/19	—	(26,484)

USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(67,832)

AED	65,417,000	USD	17,794,734	Standard Chartered Bank	10/16/19	9,305	—

AED	23,898,000	USD	6,504,627	Standard Chartered Bank	10/16/19	—	(493)

USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(97,004)

USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(176,916)

EGP	162,650,000	USD	8,968,845	Citibank, N.A.	10/17/19	86,601	—

EGP	125,212,600	USD	6,921,647	Standard Chartered Bank	10/23/19	38,251	—

EGP	46,791,000	USD	2,577,307	Citibank, N.A.	10/24/19	22,856	—

UGX	7,454,810,000	USD	1,931,298	Citibank, N.A.	10/25/19	—	(37,191)

USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(571,365)

USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(584,310)

UGX	19,061,070,000	USD	4,916,404	Standard Chartered Bank	10/31/19	—	(81,747)

USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(229,056)

USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(518,477)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	$—	$(316,755)

USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(656,902)

USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(705,410)

XOF	1,986,798,000	EUR	2,913,194	ICBC Standard Bank PLC	11/5/19	32,777	—

USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(29,607)

USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(487,460)

TRY	2,853,495	USD	413,850	Goldman Sachs International	2/3/20	—	(11,765)

TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(6,717,069)

TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(9,303,744)

TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(12,475,222)

TRY	418,565	USD	60,688	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,708)

TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,632,609)

TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(7,997,245)

USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(143,026)

USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	20,932,250	—

USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	8,159,981	—

AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	271	—

USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(266,431)

TRY	637,465	USD	92,417	Deutsche Bank AG	2/10/20	—	(2,991)

TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(8,581,068)

TRY	879,950	USD	126,520	Standard Chartered Bank	2/10/20	—	(3,077)

TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(6,751,017)

TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(8,607,406)

USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	6,386,132	—

USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	11,382,969	—

TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(9,585,104)

TRY	1,600,170	USD	229,909	Standard Chartered Bank	2/14/20	—	(5,998)

TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,891,104)

TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(11,040,009)

USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(457,874)

USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	7,408,746	—

USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	10,250,785	—

USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(151,616)

USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(446,230)

USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(402,875)

USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(288,611)

USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(310,830)

USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(38,062)

USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(570,662)

UGX	6,944,382,000	USD	1,731,766	Standard Chartered Bank	3/16/20	—	(927)

USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(401,021)

USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(452,047)

USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(337,692)

UGX	34,709,670,000	USD	8,651,463	Citibank, N.A.	4/3/20	—	(48,583)

UGX	2,996,764,000	USD	743,798	Standard Chartered Bank	4/14/20	—	(3,567)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	7,328,920,000	USD	1,825,840	Citibank, N.A.	4/20/20	$—	$(18,869)

EGP	158,826,000	USD	8,317,675	Goldman Sachs International	4/21/20	88,982	—

EGP	483,800,000	USD	25,329,843	HSBC Bank USA, N.A.	4/21/20	277,680	—

AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	—	(9)

USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(30,861)

USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(84,193)

USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(123,281)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(298,829)

USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,613,092)

USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(62,306)

USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(30,662)

USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(39,585)

USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(65,488)

USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(123,481)

USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(94,204)

						$120,856,593	$(148,865,758)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

TOPIX Index	382	Long	6/13/19	$55,699,240	$779,306

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	15	Short	6/17/19	(1,547,930)	(17,695)

10-Year USD Deliverable Interest Rate Swap	41	Short	6/17/19	(4,279,375)	(85,203)

Euro-Bobl	473	Short	6/6/19	(70,521,634)	(323,616)

					$352,792

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(530,778)

EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(470,967)

EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(507,844)

EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(583,034)

EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(1,106,891)

EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	931,171

EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	869,546

EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	883,749

EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	1,111,345

EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	1,978,524

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	359,744

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	346,080

EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	1,187,755

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(142,093)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(192,435)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(344,940)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	$888,973

USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(1,335,051)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	90,394

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	104,393

USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	155,779

USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	135,980

USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	132,153

USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	33,603

USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(105,103)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(321,112)

							$3,568,941

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$1,054,582

							$1,054,582

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	191,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$48,637	$—	$48,637

CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	51,960	—	51,960

CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	88,443	—	88,443

CNY	575,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	145,961	—	145,961

CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	29,016	—	29,016

CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	101,604	—	101,604

EUR	7,025	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(337,585)	188,866	(148,719)

EUR	2,886	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(308,695)	—	(308,695)

EUR	8,084	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(604,314)	(283,005)	(887,319)

EUR	8,204	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(1,320,921)	31,318	(1,289,603)

EUR	2,471	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(353,763)	—	(353,763)

EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(238,031)	(1,744)	(239,775)

EUR	2,182	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(283,872)	—	(283,872)

GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(686,239)	—	(686,239)

GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(776,213)	—	(776,213)

HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(323,264)	—	(323,264)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	$(17,464)	$—	$(17,464)

HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(29,636)	—	(29,636)

HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	110,101	—	110,101

HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	81,417	—	81,417

HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(1,387,917)	—	(1,387,917)

HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(309,273)	—	(309,273)

HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(98,573)	—	(98,573)

HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(77,458)	—	(77,458)

HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(17,529)	—	(17,529)

HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(17,166)	—	(17,166)

HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(16,489)	—	(16,489)

HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(58,684)	—	(58,684)

HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(116,353)	—	(116,353)

HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(46,471)	—	(46,471)

HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(64,743)	—	(64,743)

HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(66,892)	—	(66,892)

HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(295,390)	—	(295,390)

HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(149,440)	—	(149,440)

HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	271,685	—	271,685

HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	253,777	—	253,777

HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	268,838	—	268,838

HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	166,926	—	166,926

HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	30,782	—	30,782

HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(427,208)	—	(427,208)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	$(1,199,428)	$—	$(1,199,428)

JPY	1,114,835	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	(192,195)	—	(192,195)

JPY	1,206,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	(770,518)	—	(770,518)

JPY	5,251,695	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(5,207,000)	—	(5,207,000)

JPY	1,108,287	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	77,884	—	77,884

JPY	860,140	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	58,262	—	58,262

JPY	1,108,285	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	77,883	—	77,883

JPY	1,108,288	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	72,258	—	72,258

NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,005,024	—	2,005,024

NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	842,555	—	842,555

NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,040,272	—	1,040,272

NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,640,116)	—	(1,640,116)

NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(3,526,207)	—	(3,526,207)

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,419,005)	—	(5,419,005)

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,405,999)	—	(5,405,999)

NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(3,481,318)	—	(3,481,318)

NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(388,803)	—	(388,803)

NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(495,442)	—	(495,442)

PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	320,498	—	320,498

PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	791,341	—	791,341

PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	730,943	—	730,943

PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	469,870	—	469,870

PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	1,127,064	—	1,127,064

PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	467,353	—	467,353

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	$18,327	$—	$18,327

PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	9,202	—	9,202

PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	57,290	—	57,290

PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	11,095	—	11,095

PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	58,426	—	58,426

PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	77,788	—	77,788

PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	54,213	—	54,213

PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	60,204	—	60,204

PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	102,076	—	102,076

PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	52,832	—	52,832

PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	220,588	—	220,588

PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	110,531	—	110,531

PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,106,206	—	1,106,206

PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,121,600	—	1,121,600

PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	1,027,460	—	1,027,460

PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	688,790	—	688,790

PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	299,548	(78,361)	221,187

PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	247,525	—	247,525

PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	58,719	—	58,719

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	779,077	—	779,077

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	531,570	—	531,570

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	524,379	—	524,379

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	$381,126	$—	$381,126

SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	436,288	—	436,288

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(11,444)	—	(11,444)

USD	10,104	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	162,723	—	162,723

USD	4,250	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	3/5/23	(63,676)	—	(63,676)

USD	1,900	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/10/23	(34,209)	19	(34,190)

USD	6,470	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(224,456)	16,229	(208,227)

USD	6,795	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(229,221)	171	(229,050)

USD	5,435	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(178,899)	—	(178,899)

USD	3,186	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(103,634)	—	(103,634)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(286,639)	(968)	(287,607)

USD	2,163	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(70,436)	—	(70,436)

USD	2,816	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(89,383)	—	(89,383)

USD	9,026	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	46,522	—	46,522

USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(18,896)	—	(18,896)

USD	3,166	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	5,837	—	5,837

USD	5,686	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	1,826	—	1,826

USD	1,012	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(16,560)	—	(16,560)

USD	4,000	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(48,865)	—	(48,865)

USD	2,800	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(41,288)	—	(41,288)

USD	7,460	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(102,164)	—	(102,164)

USD	6,620	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(338,084)	—	(338,084)

USD	47,602	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	963,677	(731,731)	231,946

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,590	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	11/17/27	$20,069	$—	$20,069

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.35% (pays semi-annually)	11/21/27	6,992	—	6,992

USD	14,203	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(351,045)	—	(351,045)

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(28,752)	—	(28,752)

USD	17,888	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	(405,048)	—	(405,048)

USD	603	Receives	3-month USD-LIBOR (pays quarterly)	2.84% (pays semi-annually)	2/9/28	(19,026)	—	(19,026)

USD	14,655	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	3/15/28	(517,393)	—	(517,393)

USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(41,220)	(802)	(42,022)

USD	1,566	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(54,934)	(451)	(55,385)

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(84,454)	—	(84,454)

USD	9,647	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(541,168)	—	(541,168)

USD	10,383	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(562,953)	5,135	(557,818)

USD	3,335	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	(187,740)	—	(187,740)

USD	2,241	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(136,084)	—	(136,084)

USD	3,934	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(255,846)	—	(255,846)

USD	1,676	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/10/28	(113,345)	—	(113,345)

USD	1,841	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(124,344)	—	(124,344)

USD	7,623	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(572,824)	—	(572,824)

USD	7,868	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(215,947)	1,674	(214,273)

USD	1,066	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(29,317)	—	(29,317)

USD	5,393	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(163,245)	—	(163,245)

USD	4,941	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(153,525)	—	(153,525)

USD	7,071	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(219,711)	—	(219,711)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,175	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	$(131,276)	$—	$(131,276)

USD	8,200	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	(275,225)	—	(275,225)

USD	7,100	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(222,443)	—	(222,443)

USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(45,719)	(4,435)	(50,154)

USD	4,610	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(109,623)	—	(109,623)

USD	7,938	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(164,696)	—	(164,696)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(196,405)	—	(196,405)

USD	5,535	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(126,583)	—	(126,583)

USD	6,706	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(128,123)	—	(128,123)

USD	6,469	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(123,586)	—	(123,586)

USD	4,829	Receives	3-month USD-LIBOR (pays quarterly)	2.45% (pays semi-annually)	4/3/29	17,782	—	17,782

USD	4,528	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/11/29	2,483	—	2,483

USD	2,540	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/15/29	1,621	—	1,621

USD	4,580	Receives	3-month USD-LIBOR (pays quarterly)	2.47% (pays semi-annually)	4/15/29	5,934	—	5,934

USD	4,648	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	4/16/29	(21,412)	—	(21,412)

USD	15,200	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/18/29	(125,751)	—	(125,751)

USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/23/29	(13,580)	—	(13,580)

USD	7,736	Receives	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/26/29	(14,419)	—	(14,419)

USD	5,165	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/29/29	8,912	—	8,912

USD	9,056	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	23,641	—	23,641

USD	13,840	Receives	3-month USD-LIBOR (pays quarterly)	2.53% (pays semi-annually)	4/29/29	(48,011)	—	(48,011)

USD	13,980	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(487)	—	(487)

USD	8,700	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(496)	—	(496)

USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(19,104)	—	(19,104)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	$(41,497)	$—	$(41,497)

USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(53,703)	—	(53,703)

USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(30,065)	—	(30,065)

USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(43,144)	—	(43,144)

USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(54,832)	—	(54,832)

USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(249,462)	—	(249,462)

USD	19,974	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	139,320	(24,641)	114,679

USD	25,564	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	166,229	—	166,229

USD	43,646	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	289,692	—	289,692

USD	6,274	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	54,255	—	54,255

USD	5,838	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(15,389)	—	(15,389)

USD	11,676	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(28,813)	—	(28,813)

USD	2,920	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(4,257)	—	(4,257)

USD	3,795	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(5,788)	—	(5,788)

USD	2,335	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(1,815)	—	(1,815)

USD	3,503	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(2,602)	—	(2,602)

USD	4,544	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(412,386)	(6,680)	(419,066)

USD	10,907	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(958,931)	—	(958,931)

USD	11,173	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(965,691)	—	(965,691)

USD	2,865	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	(268,920)	—	(268,920)

USD	2,605	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(231,595)	—	(231,595)

USD	13,351	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(1,411,741)	—	(1,411,741)

USD	10,162	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(1,176,682)	—	(1,176,682)

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,121	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	10/9/48	$(500,365)	$—	$(500,365)

USD	4,859	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(599,119)	—	(599,119)

USD	11,224	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	157,326	—	157,326

USD	18,706	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	261,095	—	261,095

USD	4,086	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	23,698	—	23,698

USD	18,682	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	106,143	—	106,143

USD	2,570	Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	4/29/49	10,515	—	10,515

USD	2,417	Pays	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	4/30/49	(2,097)	—	(2,097)

USD	4,380	Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/1/49	16,058	—	16,058

USD	1,795	Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/2/49	—	—	—

USD	4,724	Pays	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	5/2/49	—	—	—

USD	6,236	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	130,462	—	130,462

USD	11,846	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	261,788	—	261,788

Total						$(30,967,408)	$(889,406)	$(31,856,814)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(253,689)

Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	(5,573)

Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	(41,118)

Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	(39,501)

Total							$(339,881)

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$16,374	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(1,746,167)	$2,013,138	$266,971

Indonesia	73,250	1.00% (pays quarterly)(1)	6/20/24	0.96	242,653	147,797	390,450

Turkey	9,840	1.00% (pays quarterly)(1)	6/20/20	4.03	(319,242)	140,067	(179,175)

Turkey	12,764	1.00% (pays quarterly)(1)	12/20/23	4.45	(1,704,573)	1,078,881	(625,692)

Total	$112,228				$(3,527,329)	$3,379,883	$(147,446)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$376,090	1.00% (pays quarterly)(1)	6/20/24	$(8,537,870)	$5,941,289	$(2,596,581)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	172,608	1.00% (pays quarterly)(1)	6/20/24	7,038,149	(5,196,628)	1,841,521

Qatar	2,279	1.00% (pays quarterly)(1)	6/20/19	(5,530)	(6,865)	(12,395)

Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(1,107,477)	(13,844)	(1,121,321)

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(38,596)	(914,786)	(953,382)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(38,598)	(914,935)	(953,533)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(93,113)	(2,079,918)	(2,173,031)

Russia	214,367	1.00% (pays quarterly)(1)	6/20/24	2,257,999	(3,693,406)	(1,435,407)

South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	(16,057)	(3,211,470)	(3,227,527)

South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	125,287	108,491	233,778

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	4,272,167	(4,952,249)	(680,082)

Total				$3,856,361	$(14,934,321)	$(11,077,960)

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Cyprus	Goldman Sachs International	$3,268	1.00% (pays quarterly)(1)	6/20/21	0.62%	$29,875	$110,619	$140,494

Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.68	46,838	143,182	190,020

Indonesia	Bank of America, N.A.	38,569	1.00% (pays quarterly)(1)	6/20/24	0.96	127,039	34,409	161,448

Indonesia	Barclays Bank PLC	63,600	1.00% (pays quarterly)(1)	6/20/24	0.96	210,686	123,123	333,809

Indonesia	Citibank, N.A.	4,580	1.00% (pays quarterly)(1)	6/20/24	0.96	15,172	10,945	26,117

Indonesia	Goldman Sachs International	11,245	1.00% (pays quarterly)(1)	6/20/24	0.96	37,251	26,249	63,500

Indonesia	JPMorgan Chase Bank, N.A.	102,805	1.00% (pays quarterly)(1)	6/20/24	0.96	339,443	345,916	685,359

Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	4.03	(374,558)	170,106	(204,452)

Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	4.12	(544,272)	287,871	(256,401)

Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	4.18	(482,149)	183,385	(298,764)

Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	4.66	(5,991,821)	3,683,039	(2,308,782)

Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	4.03	(469,455)	175,587	(293,868)

Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	4.66	(2,396,728)	1,482,024	(914,704)

Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	4.71	(7,380,896)	4,027,377	(3,353,519)

Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	4.03	(398,729)	176,199	(222,530)

Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	4.03	(262,791)	103,191	(159,600)

Total		$371,436				$(17,495,095)	$11,083,222	$(6,411,873)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	Goldman Sachs International	$73,609	1.00% (pays quarterly)(1)	6/20/29	$8,939,101	$(9,094,356)	$(155,255)

Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(6,986)	(13,411)	(20,397)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$400	1.00% (pays quarterly)(1)	3/20/20	$(3,054)	$(5,895)	$(8,949)

Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(1,437)	(2,559)	(3,996)

Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(11,164)	(20,359)	(31,523)

Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(20,385)	(35,097)	(55,482)

Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(31,684)	(54,606)	(86,290)

Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(19,376)	(35,453)	(54,829)

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	636,255	(563,202)	73,053

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	705,914	(563,618)	142,296

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	3,289,537	(3,664,880)	(375,343)

Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(1,310)	373	(937)

Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(1,310)	351	(959)

Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(1,308)	263	(1,045)

Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(4,902)	1,289	(3,613)

Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(19,001)	(10,539)	(29,540)

Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(111,214)	(41,961)	(153,175)

Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(29,162)	798	(28,364)

Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(1,238)	352	(886)

Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(2,504)	531	(1,973)

Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(3,689)	678	(3,011)

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(90,689)	9,941	(80,748)

South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	59,322	(126,984)	(67,662)

South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	88,983	(251,004)	(162,021)

South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	173,694	(351,624)	(177,930)

South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	312,269	(700,099)	(387,830)

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	BNP Paribas	$2,940	1.00% (pays quarterly)(1)	12/20/25	$202,061	$(327,302)	$(125,241)

South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	916,149	(1,648,941)	(732,792)

South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,098,966	(1,979,131)	(880,165)

South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,799,720	(3,101,589)	(1,301,869)

South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	36,424	(99,384)	(62,960)

South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	177,965	(501,340)	(323,375)

South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	107,828	(229,339)	(121,511)

South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	7,334,761	(7,522,709)	(187,948)

Total					$25,518,536	$(30,930,806)	$(5,412,270)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $483,664,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	524	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/16/19	$(356,549)

Citibank, N.A.	USD	441	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/16/19	(252,647)

Citibank, N.A.	USD	385	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/16/19	(228,287)

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(2,462,613)

Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(868,659)

Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,837,017)

Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,026,630)

Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR + 55 bp on $10,040,350 (pays quarterly) plus USD equivalent of Notional Amount at termination date	7/23/19	1,913,363

UBS AG	CNY	87,598	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $12,937,823 (pays quarterly)	7/18/19	(895,204)

UBS AG	CNY	87,539	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on $12,921,973 (pays quarterly)	8/12/19	2,642,877

						$(3,371,366)

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA Franc

ZAR	–	South African Rand

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $3,660,929,778)	$3,540,804,410

Affiliated investment, at value (identified cost, $34,625,765)	34,625,765

Cash	36,900,902

Deposits for derivatives collateral —

Futures contracts	819,625

Centrally cleared derivatives	165,638,776

OTC derivatives	1,280,978

Foreign currency, at value (identified cost, $71,283,397)	74,048,346

Interest and dividends receivable	70,443,117

Dividends receivable from affiliated investment	201,982

Receivable for investments sold	84,587,715

Receivable for variation margin on open financial futures contracts	274,430

Receivable for open forward foreign currency exchange contracts	120,856,593

Receivable for open swap contracts	8,621,600

Upfront payments on open non-centrally cleared swap contracts	30,945,382

Tax reclaims receivable	22,941

Receivable from affiliate	319,024

Total assets	$4,170,391,586

Liabilities

Cash collateral due to brokers	$1,280,978

Payable for reverse repurchase agreements, including accrued interest of $368,862	315,215,633

Payable for investments purchased	31,554,813

Payable for variation margin on open centrally cleared derivatives	979,925

Payable for open forward foreign currency exchange contracts	148,865,758

Payable for open swap contracts	23,102,408

Payable for closed swap contracts	439,324

Upfront receipts on open non-centrally cleared swap contracts	11,097,798

Payable to affiliates:

Investment adviser fee	2,812,806

Trustees’ fees	9,218

Accrued foreign capital gains taxes	549,586

Accrued expenses and other liabilities	2,473,443

Total liabilities	$538,381,690

Net Assets applicable to investors’ interest in Portfolio	$3,632,009,896

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $2,872,445)	$122,773,830

Dividends (net of foreign taxes, $598,130)	2,662,333

Dividends from affiliated investment	5,057,390

Total investment income	$130,493,553

Expenses

Investment adviser fee	$17,616,947

Trustees’ fees and expenses	54,840

Custodian fee	3,411,442

Legal and accounting services	285,473

Interest expense and fees	4,972,306

Miscellaneous	69,306

Total expenses	$26,410,314

Deduct —

Allocation of expenses to affiliate	$2,064,694

Total expense reductions	$2,064,694

Net expenses	$24,345,620

Net investment income	$106,147,933

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $150,575)	$(90,045,879)

Investment transactions — affiliated investment	(98,140)

Written options	524,985

Financial futures contracts	(15,688,596)

Swap contracts	(75,775,665)

Foreign currency transactions	(3,028,580)

Forward foreign currency exchange contracts	9,709,042

Net realized loss	$(174,402,833)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $539,020)	$139,683,369

Investments — affiliated investment	73,329

Written options	(490,698)

Financial futures contracts	77,446

Swap contracts	(34,329,555)

Foreign currency	2,730,645

Forward foreign currency exchange contracts	(5,211,751)

Net change in unrealized appreciation (depreciation)	$102,532,785

Net realized and unrealized loss	$(71,870,048)

Net increase in net assets from operations	$34,277,885

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$106,147,933	$245,768,757

Net realized loss	(174,402,833)	(212,624,736)

Net change in unrealized appreciation (depreciation)	102,532,785	(406,133,659)

Net increase (decrease) in net assets from operations	$34,277,885	$(372,989,638)

Capital transactions —

Contributions	$292,464,828	$1,428,513,014

Withdrawals	(1,211,671,084)	(606,564,478)

Net increase (decrease) in net assets from capital transactions	$(919,206,256)	$821,948,536

Net increase (decrease) in net assets	$(884,928,371)	$448,958,898

Net Assets

At beginning of period	$4,516,938,267	$4,067,979,369

At end of period	$3,632,009,896	$4,516,938,267

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017	2016		2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	1.29	%(3)(4)	1.11	%(4)	1.13%	1.10%		1.14%	1.28%

Net investment income	5.61	%(3)	5.09%		4.54%	5.09%		5.53%	4.58%

Portfolio Turnover	26	%(5)	75%		76%	97%		75%	116%

Total Return	1.22	%(4)(5)	(7.08	)%(4)	5.65%	7.79	%(6)	3.36%	6.99%

Net assets, end of period (000’s omitted)	$3,632,010		$4,516,938		$4,067,979	$2,260,213		$1,879,008	$1,510,154

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.26%, 0.07%, 0.06%, 0.03%, 0.03% and 0.14% for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)	Annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.11% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

57	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.4%, 7.0% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2019 were $27,204,177 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

59

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

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N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

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earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $17,616,947 or 0.93% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $2,064,694 of the Portfolio’s operating expenses for the six months ended April 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$793,948,679	$1,394,753,594

U.S. Government and Agency Securities	—	5,608,262

	$793,948,679	$1,400,361,856

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Included in sales are proceeds of $75,352,794 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates that resulted in a net realized loss of $3,132,630. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,829,637,410

Gross unrealized appreciation	$102,842,713

Gross unrealized depreciation	(417,994,358)

Net unrealized depreciation	$(315,151,645)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Consolidated Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and inflation swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $175,795,057. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $68,254,789 at April 30, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty.

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However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$—	$113,867,437	$113,867,437

Not applicable	—	13,936,255 *	779,306 *	23,745,893 *	29,859,003 *	68,320,457

Receivable for open forward foreign currency exchange contracts	—	—	—	120,856,593	—	120,856,593

Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	26,685,253	2,642,877	1,913,363	1,054,582	32,296,075

Total Asset Derivatives	$—	$40,621,508	$3,422,183	$146,515,849	$144,781,022	$335,340,562

Derivatives not subject to master netting or similar agreements	$—	$13,936,255	$779,306	$23,745,893	$29,859,003	$68,320,457

Total Asset Derivatives subject to master netting or similar agreements	$—	$26,685,253	$2,642,877	$122,769,956	$114,922,019	$267,020,105

Not applicable	$—	$(13,607,223)*	$—	$(21,244,600)*	$(57,683,984)*	$(92,535,807)

Payable for open forward foreign currency exchange contracts	—	—	—	(148,865,758)	—	(148,865,758)

Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(837,483)	(18,661,812)	(895,204)	(6,194,919)	(339,881)	(26,929,299)

Total Liability Derivatives	$(837,483)	$(32,269,035)	$(895,204)	$(176,305,277)	$(58,023,865)	$(268,330,864)

Derivatives not subject to master netting or similar agreements	$—	$(13,607,223)	$—	$(21,244,600)	$(57,683,984)	$(92,535,807)

Total Liability Derivatives subject to master netting or similar agreements	$(837,483)	$(18,661,812)	$(895,204)	$(155,060,677)	$(339,881)	$(175,795,057)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$823,565	$(160,323)	$—	$(663,242)	$—	$760,257

Bank of America, N.A.	54,917,877	(3,230,049)	(32,425,902)	(16)	19,261,910	16

Barclays Bank PLC	210,686	—	—	(210,686)	—	400,202

BNP Paribas	4,910,045	(4,910,045)	—	—	—	—

Citibank, N.A.	3,773,082	(3,773,082)	—	—	—	—

Deutsche Bank AG	21,080,679	(13,802,172)	(6,760,352)	—	518,155	—

Goldman Sachs International	48,424,762	(48,424,762)	—	—	—	—

HSBC Bank USA, N.A.	14,094,288	(138,327)	(6,737,617)	—	7,218,344	—

ICBC Standard Bank PLC	370,477	(370,477)	—	—	—	120,000

JPMorgan Chase Bank, N.A.	10,995,520	(10,995,520)	—	—	—	503

Morgan Stanley & Co. International PLC	62,574,014	(94,204)	(62,479,810)	—	—	—

Société Générale	54,800	(54,800)	—	—	—	—

Standard Chartered Bank	37,480,562	(37,480,562)	—	—	—	—

The Toronto-Dominion Bank	979,826	(199,391)	(611,763)	—	168,672	—

UBS AG	6,329,922	(2,285,058)	(4,044,864)	—	—	—

	$267,020,105	$(125,918,772)	$(113,060,308)	$(873,944)	$27,167,081	$1,280,978

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(160,323)	$160,323	$—	$—	$—	$—

Bank of America, N.A.	(3,230,049)	3,230,049	—	—	—	—

BNP Paribas	(23,539,017)	4,910,045	18,628,972	—	—	—

Citibank, N.A.	(11,025,601)	3,773,082	7,252,519	—	—	—

Credit Agricole Corporate and Investment Bank	(2,360,434)	—	2,344,849	—	(15,585)	—

Deutsche Bank AG	(13,802,172)	13,802,172	—	—	—	—

Goldman Sachs International	(52,477,180)	48,424,762	2,052,649	—	(1,999,769)	—

HSBC Bank USA, N.A.	(138,327)	138,327	—	—	—	—

ICBC Standard Bank PLC	(376,213)	370,477	—	—	(5,736)	—

JPMorgan Chase Bank, N.A.	(12,629,255)	10,995,520	1,304,316	—	(329,419)	—

Morgan Stanley & Co. International PLC	(94,204)	94,204	—	—	—	—

Nomura International PLC	(353,480)	—	340,978	—	(12,502)	—

Société Générale	(855,436)	54,800	542,965	—	(257,671)	—

Standard Chartered Bank	(51,621,829)	37,480,562	14,141,267	—	—	—

State Street Bank and Trust Company	(647,088)	—	647,088	—	—	—

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

The Toronto-Dominion Bank	$(199,391)	$199,391	$—	$—	$—	$—

UBS AG	(2,285,058)	2,285,058	—	—	—	—

	$(175,795,057)	$125,918,772	$47,255,603	$—	$(2,620,682)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,280,978

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2019 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(8,597,741)	$—

Written options	—	—	—	524,985	—

Financial futures contracts	—	—	(1,211,914)	—	(14,476,682)

Swap contracts	5,824,017	(40,288,143)	3,853,835	2,765,624	(47,930,998)

Forward foreign currency exchange contracts	—	—	—	9,709,042	—

Total	$5,824,017	$(40,288,143)	$2,641,921	$4,401,910	$(62,407,680)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(2,761,265)	$(13,940,100)

Written options	—	—	—	(490,698)	—

Financial futures contracts	—	—	1,025,156	—	(947,710)

Swap contracts	(2,453,570)	(5,961,748)	5,353,655	2,083,970	(33,351,862)

Forward foreign currency exchange contracts	—	—	—	(5,211,751)	—

Total	$(2,453,570)	$(5,961,748)	$6,378,811	$(6,379,744)	$(48,239,672)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Purchased Interest Rate Swaptions

$2,350,278,000	$2,892,927,000	$10,680,828,000	$8,552,014,000	$909,507,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

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April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately $785,847,000 and $19,467,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2019 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest	Type of Underlying Collateral

Barclays Bank PLC	2/12/2019	5/2/2019		2.90%	$4,589,004	$4,617,099	Sovereign Debt

Barclays Bank PLC	3/19/2019	On demand	(1)	2.90%	1,194,649	1,198,691	Sovereign Debt

Barclays Bank PLC	3/20/2019	5/2/2019		3.00%	8,786,933	8,816,955	Sovereign Debt

Barclays Bank PLC	3/25/2019	On demand	(1)	3.15%	2,205,878	2,212,827	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	3.05%	1,293,750	1,297,696	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	3.00%	1,162,500	1,165,988	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	2.25%	481,800	482,884	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	2.00%	1,113,000	1,115,226	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	5/2/2019		3.00%	2,852,500	2,861,058	Foreign Corporate Bond

Barclays Bank PLC	3/27/2019	On demand	(1)	2.55%	2,994,365	3,001,576	Foreign Corporate Bond

Barclays Bank PLC	3/27/2019	On demand	(1)	3.15%	1,369,720	1,373,795	Foreign Corporate Bond

Barclays Bank PLC	3/27/2019	On demand	(1)	3.10%	746,332	748,517	Foreign Corporate Bond

Barclays Bank PLC	4/16/2019	On demand	(1)	2.72%	1,822,089	1,824,016	Foreign Corporate Bond

Barclays Bank PLC	4/26/2019	5/2/2019		2.90%	15,045,254	15,047,678	Sovereign Debt

Barclays Bank PLC	4/29/2019	5/2/2019		2.75%	37,422,326	37,425,185	Sovereign Debt

Barclays Bank PLC	4/29/2019	On demand	(1)	2.90%	6,943,083	6,943,642	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/1/2019		2.85%	30,131,640	30,186,505	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/2/2019		2.80%	18,275,052	18,307,744	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/1/2019		2.85%	17,778,756	17,811,128	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/2/2019		2.85%	7,431,189	7,444,720	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	On demand	(1)	2.85%	1,779,541	1,782,781	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	On demand	(1)	2.85%	7,313,502	7,326,819	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/26/2019	5/1/2019		2.85%	3,614,570	3,615,142	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/26/2019	5/1/2019		2.85%	1,004,285	1,004,444	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/30/2019	On demand	(1)	2.85%	23,262,538	23,262,538	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/30/2019	On demand	(1)	2.85%	15,033,561	15,033,561	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/30/2019	5/2/2019		2.85%	717,674	717,674	Sovereign Debt

Nomura International PLC	3/21/2019	On demand	(1)	2.90%	18,875,769	18,936,591	Sovereign Debt

Nomura International PLC	3/25/2019	On demand	(1)	2.90%	1,248,942	1,252,564	Sovereign Debt

Nomura International PLC	4/9/2019	On demand	(1)	2.90%	6,603,495	6,614,666	Sovereign Debt

67

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest	Type of Underlying Collateral

Nomura International PLC	4/16/2019	On demand	(1)	2.90%	$19,326,659	$19,351,569	Sovereign Debt

Nomura International PLC	4/26/2019	5/2/2019		2.90%	35,398,817	35,404,520	Sovereign Debt

Nomura International PLC	4/26/2019	5/2/2019		2.90%	10,727,398	10,729,126	Sovereign Debt

Nomura International PLC	4/29/2019	On demand	(1)	2.90%	6,300,200	6,300,708	Sovereign Debt

Total					$314,846,771	$315,215,633

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At April 30, 2019, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous ($121,071,373) and up to 30 days ($193,775,398).

For the six months ended April 30, 2019, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $344,968,000 and 2.82%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2019.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(90,132,833)	$—	$90,132,833	$—

JPMorgan Chase Bank, N.A.	(126,493,056)	—	126,493,056	—

Nomura International PLC	(98,589,744)	—	98,589,744	—

	$(315,215,633)	$—	$315,215,633	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,204,759,079	$—	$2,204,759,079

Foreign Corporate Bonds	—	59,731,215	16,661,002	76,392,217

Sovereign Loans	—	183,145,213	—	183,145,213

Credit Linked Notes	—	2,820,000	—	2,820,000

Senior Floating-Rate Loans	—	—	47,460,192	47,460,192

Collateralized Mortgage Obligations	—	37,960,132	—	37,960,132

Small Business Administration Loans (Interest Only)	—	49,536,232	—	49,536,232

Common Stocks	9,673,050	210,246,969 **	—	219,920,019

Warrants	—	—	0	0

Short-Term Investments

Foreign Government Securities	—	468,998,641	—	468,998,641

U.S. Treasury Obligations	—	135,945,248	—	135,945,248

Other	—	34,625,765	—	34,625,765

Purchased Interest Rate Swaptions	—	113,867,437	—	113,867,437

Total Investments	$9,673,050	$3,501,635,931	$64,121,194	$3,575,430,175

Forward Foreign Currency Exchange Contracts	$—	$144,602,486	$—	$144,602,486

Futures Contracts	—	779,306	—	779,306

Swap Contracts	—	76,091,333	—	76,091,333

Total	$9,673,050	$3,723,109,056	$64,121,194	$3,796,903,300

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(170,110,358)	$—	$(170,110,358)

Futures Contracts	(426,514)	—	—	(426,514)

Swap Contracts	—	(97,793,992)	—	(97,793,992)

Total	$(426,514)	$(267,904,350)	$—	$(268,330,864)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

69

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

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April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio

71

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April 30, 2019

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

72

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

74

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.19

Eaton Vance

Global Small-Cap Equity Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Global Small-Cap Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Performance1,2

Portfolio Managers Aidan M. Farrell of Eaton Vance Advisers International Ltd.; Michael D. McLean, CFA, and J. Griffith Noble, CFA, each of Eaton Vance Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	8.76%	4.01%	6.01%	12.12%
Class A with 5.75% Maximum Sales Charge	—	—	2.51	–1.99	4.76	11.46
Class C at NAV	03/04/2002	03/04/2002	8.37	3.26	5.22	11.28
Class C with 1% Maximum Sales Charge	—	—	7.41	2.34	5.22	11.28
Class I at NAV	10/01/2009	03/04/2002	8.88	4.27	6.28	12.39
MSCI World Small Cap Index	—	—	7.09%	0.65%	7.00%	13.33%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.98%	2.73%	1.73%
Net				1.35	2.10	1.10

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

ACI Worldwide, Inc.	1.5%

RealPage, Inc.	1.4

Euronet Worldwide, Inc.	1.3

Black Knight, Inc.	1.3

Hexcel Corp.	1.3

Altair Engineering, Inc., Class A	1.2

Gildan Activewear, Inc.	1.2

Catalent, Inc.	1.2

AMETEK, Inc.	1.1

ServiceMaster Global Holdings, Inc.	1.1

Total	12.6%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Prior to August 7, 2015, the Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Fund changed its investment objective and strategy to no longer seek after-tax returns. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,087.60	$6.99	**	1.35%
Class C	$1,000.00	$1,083.70	$10.85	**	2.10%
Class I	$1,000.00	$1,088.80	$5.70	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76	**	1.35%
Class C	$1,000.00	$1,014.40	$10.49	**	2.10%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value

Australia — 1.8%

Bapcor, Ltd.	58,234	$233,835

Challenger, Ltd.	21,533	124,654

Nine Entertainment Co. Holdings, Ltd.	125,894	155,184

Northern Star Resources, Ltd.	9,519	55,120

OZ Minerals, Ltd.	6,351	44,719

Regis Resources, Ltd.	21,521	72,810

		$686,322

Belgium — 0.4%

Melexis NV	2,051	$164,826

		$164,826

Bermuda — 0.7%

Essent Group, Ltd.(1)	2,695	$127,878

Hudson, Ltd., Class A(1)	9,161	140,529

		$268,407

Canada — 4.8%

Boyd Group Income Fund	1,417	$155,683

CAE, Inc.	14,803	344,302

Canadian Apartment Properties REIT	6,955	248,827

CES Energy Solutions Corp.	53,317	103,872

Detour Gold Corp.(1)	9,335	82,919

Gildan Activewear, Inc.	12,124	447,012

Kirkland Lake Gold, Ltd.	3,405	110,077

Lundin Mining Corp.	6,060	32,523

Pan American Silver Corp.	3,786	48,212

Seven Generations Energy, Ltd., Class A(1)	16,933	132,714

TMX Group, Ltd.	1,763	112,462

		$1,818,603

France — 0.9%

Kaufman & Broad SA	4,093	$163,309

Rubis SCA	3,119	171,078

		$334,387

Germany — 2.7%

Axel Springer SE	3,077	$174,280

Bechtle AG	1,492	153,596

Brenntag AG	3,834	206,893

Carl Zeiss Meditec AG	1,890	185,900

Norma Group SE	5,074	239,918

Security	Shares	Value

Germany (continued)

Salzgitter AG	1,312	$43,363

		$1,003,950

Hong Kong — 1.3%

Hysan Development Co., Ltd.	47,927	$268,618

Samsonite International SA(2)	76,058	218,133

		$486,751

Ireland — 1.0%

Green REIT PLC	85,194	$161,961

UDG Healthcare PLC	27,366	234,935

		$396,896

Italy — 2.6%

Amplifon SpA	9,855	$189,589

Banca Generali SpA	7,634	215,698

DiaSorin SpA	2,302	225,037

MARR SpA	5,926	143,936

Moncler SpA	5,222	214,699

		$988,959

Japan — 10.6%

77 Bank, Ltd. (The)	10,537	$151,205

Asahi Co., Ltd.	15,220	184,984

Daiichikosho Co., Ltd.	3,270	160,214

FP Corp.	3,197	194,787

H.I.S. Co., Ltd.	6,444	205,827

Invesco Office J REIT, Inc.	1,314	200,259

Itochu Techno-Solutions Corp.	7,000	172,025

Japan Hotel REIT Investment Corp.	230	187,194

K’s Holdings Corp.	14,300	127,557

Kewpie Corp.	6,800	157,512

Kuraray Co., Ltd.	11,000	147,793

Lion Corp.	7,530	155,000

Mitsui Fudosan Logistics Park, Inc.	51	162,146

Morinaga & Co., Ltd.	3,700	154,470

Nabtesco Corp.	4,900	150,253

Nippon Light Metal Holdings Co., Ltd.	78,000	172,423

Nohmi Bosai, Ltd.	7,360	132,921

Nomura Co., Ltd.	5,500	153,850

Okamura Corp.	21,600	218,025

Penta-Ocean Construction Co., Ltd.	52,694	241,740

Press Kogyo Co., Ltd.	27,700	150,033

Ship Healthcare Holdings, Inc.	3,900	160,451

6	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Sumco Corp.	7,467	$98,504

Yamaha Corp.	3,210	166,671

		$4,005,844

Luxembourg — 0.1%

APERAM SA	1,002	$30,912

		$30,912

Netherlands — 3.2%

Aalberts NV	6,125	$240,987

GrandVision NV(2)	12,268	276,074

IMCD NV	4,968	401,684

NSI NV	3,750	148,611

Wright Medical Group NV(1)	5,315	157,165

		$1,224,521

New Zealand — 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	17,454	$184,643

		$184,643

Norway — 0.3%

TGS NOPEC Geophysical Co. ASA	4,177	$109,223

		$109,223

Sweden — 2.8%

Boliden AB	2,808	$83,566

Fabege AB	12,383	171,996

Husqvarna AB, Class B	29,731	271,455

Indutrade AB	9,829	300,519

Trelleborg AB, Class B	13,799	228,219

		$1,055,755

Switzerland — 1.7%

Galenica AG(2)	3,804	$194,083

Meyer Burger Technology AG(1)	226,185	155,620

VZ Holding AG	1,199	292,522

		$642,225

United Kingdom — 6.9%

Cairn Energy PLC(1)	42,723	$95,318

Cranswick PLC	7,046	266,615

DS Smith PLC	60,887	284,382

First Derivatives PLC	5,240	217,281

Security	Shares	Value

United Kingdom (continued)

Grainger PLC	75,601	$248,626

Halma PLC	16,254	382,451

Hastings Group Holdings PLC(2)	38,045	94,820

Hiscox, Ltd.	11,042	241,518

Inchcape PLC	26,174	210,136

Melrose Industries PLC	147,457	390,164

WH Smith PLC	7,115	190,356

		$2,621,667

United States — 56.8%

ACI Worldwide, Inc.(1)	15,581	$553,437

Addus HomeCare Corp.(1)	2,759	187,336

Alliant Energy Corp.	5,253	248,099

Altair Engineering, Inc., Class A(1)	11,779	464,564

Amedisys, Inc.(1)	2,230	285,039

AMERISAFE, Inc.	1,920	113,702

AMETEK, Inc.	4,877	430,005

Applied Industrial Technologies, Inc.	5,638	337,942

Balchem Corp.	2,007	203,731

Ball Corp.	2,570	154,046

Black Knight, Inc.(1)	8,609	485,720

Bright Horizons Family Solutions, Inc.(1)	1,222	156,599

Brink’s Co. (The)	4,180	334,107

Brunswick Corp.	5,448	278,992

Catalent, Inc.(1)	9,852	441,567

CDK Global, Inc.	4,018	242,366

Central Garden & Pet Co., Class A(1)	2,016	49,352

Chemed Corp.	495	161,756

Choice Hotels International, Inc.	2,068	171,727

CMS Energy Corp.	5,482	304,525

Cohen & Steers, Inc.	7,982	400,297

Columbia Sportswear Co.	3,239	323,803

Commerce Bancshares, Inc.	3,882	234,589

Conduent, Inc.(1)	10,827	138,910

Cooper Cos., Inc. (The)	655	189,898

Copart, Inc.(1)	3,096	208,423

CSG Systems International, Inc.	1,903	84,969

CubeSmart	9,992	318,845

Diamondback Energy, Inc.	2,664	283,423

Dorman Products, Inc.(1)	1,201	105,292

EastGroup Properties, Inc.	3,202	366,085

EnerSys	3,705	256,349

Envestnet, Inc.(1)	3,095	219,714

Essex Property Trust, Inc.	862	243,515

Euronet Worldwide, Inc.(1)	3,322	497,935

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Eventbrite, Inc., Class A(1)	6,442	$161,050

Federal Realty Investment Trust	1,372	183,642

First American Financial Corp.	2,363	134,833

First Republic Bank	3,062	323,408

Grand Canyon Education, Inc.(1)	3,484	403,761

Gulfport Energy Corp.(1)	8,725	57,149

Haemonetics Corp.(1)	1,631	142,354

Healthcare Realty Trust, Inc.	11,210	346,165

Hexcel Corp.	6,698	473,616

Horace Mann Educators Corp.	4,144	159,875

ICU Medical, Inc.(1)	1,383	314,632

Integra LifeSciences Holdings Corp.(1)	3,846	200,723

J&J Snack Foods Corp.	564	88,649

Jagged Peak Energy, Inc.(1)	8,208	86,759

Jazz Pharmaceuticals PLC(1)	1,376	178,563

Kansas City Southern	1,341	165,131

Kinsale Capital Group, Inc.	1,895	137,577

Kirby Corp.(1)	3,274	267,551

Landstar System, Inc.	1,959	213,453

Ligand Pharmaceuticals, Inc.(1)	883	111,125

Masimo Corp.(1)	1,032	134,315

Mercury Systems, Inc.(1)	2,556	186,639

Middlesex Water Co.	2,076	120,387

Monro, Inc.	3,217	269,681

Mueller Water Products, Inc., Class A	19,424	208,419

National Retail Properties, Inc.	6,547	344,503

National Vision Holdings, Inc.(1)	9,319	251,613

NewMarket Corp.	547	229,510

Oceaneering International, Inc.(1)	10,828	207,898

ONE Gas, Inc.	3,039	269,012

PDC Energy, Inc.(1)	3,499	152,171

Performance Food Group Co.(1)	5,303	217,158

Pinnacle West Capital Corp.	2,786	265,422

Pool Corp.	970	178,228

R1 RCM, Inc.(1)	11,906	124,656

RBC Bearings, Inc.(1)	571	78,541

RealPage, Inc.(1)	8,315	542,221

Rexford Industrial Realty, Inc.	9,926	376,096

RLI Corp.	4,453	362,162

ServiceMaster Global Holdings, Inc.(1)	8,688	425,973

Sterling Bancorp	16,376	350,774

Stock Yards Bancorp, Inc.	5,320	182,742

Teleflex, Inc.	1,334	381,764

Tractor Supply Co.	2,794	289,179

Tradeweb Markets, Inc., Class A(1)	924	37,191

Trex Co., Inc.(1)	2,979	206,355

Security	Shares	Value

United States (continued)

Valvoline, Inc.	17,134	$316,979

Viad Corp.	2,648	162,349

Visteon Corp.(1)	2,701	178,320

Welbilt, Inc.(1)	4,797	80,733

West Pharmaceutical Services, Inc.	1,725	213,538

Wintrust Financial Corp.	2,246	171,145

Woodward, Inc.	3,142	342,164

		$21,484,513

Total Common Stocks (identified cost $31,611,886)		$37,508,404

Short-Term Investments — 0.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(3)	185,018	$185,018

Total Short-Term Investments (identified cost $185,018)		$185,018

Total Investments — 99.6% (identified cost $31,796,904)		$37,693,422

Other Assets, Less Liabilities — 0.4%		$133,947

Net Assets — 100.0%		$37,827,369

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $783,110 or 2.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	19.1%	$7,224,014

Consumer Discretionary	16.5	6,233,778

Information Technology	12.4	4,707,060

Health Care	12.2	4,599,069

Real Estate	10.5	3,977,089

Financials	10.5	3,969,052

Materials	6.1	2,307,872

Utilities	3.6	1,378,523

Consumer Staples	3.3	1,232,692

Energy	3.2	1,228,527

Communication Services	1.7	650,728

Short-Term Investments	0.5	185,018

Total Investments	99.6%	$37,693,422

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $31,611,886)	$37,508,404

Affiliated investment, at value (identified cost, $185,018)	185,018

Dividends receivable	74,779

Dividends receivable from affiliated investment	178

Receivable for investments sold	348,295

Receivable for Fund shares sold	84,005

Tax reclaims receivable	17,080

Receivable from affiliate	23,802

Total assets	$38,241,561

Liabilities

Payable for investments purchased	$243,255

Payable for Fund shares redeemed	103,704

Payable to affiliates:

Investment adviser fee	23,157

Administration fee	4,631

Distribution and service fees	8,217

Trustees’ fees	210

Accrued expenses	31,018

Total liabilities	$414,192

Net Assets	$37,827,369

Sources of Net Assets

Paid-in capital	$31,873,279

Distributable earnings	5,954,090

Total	$37,827,369

Class A Shares

Net Assets	$25,358,370

Shares Outstanding	1,862,095

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.62

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$14.45

Class C Shares

Net Assets	$3,702,315

Shares Outstanding	359,199

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.31

Class I Shares

Net Assets	$8,766,684

Shares Outstanding	621,180

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $20,767)	$328,330

Dividends from affiliated investment	1,497

Total investment income	$329,827

Expenses

Investment adviser fee	$141,172

Administration fee	28,234

Distribution and service fees

Class A	28,627

Class C	30,363

Trustees’ fees and expenses	1,472

Custodian fee	34,028

Transfer and dividend disbursing agent fees	31,962

Legal and accounting services	36,392

Printing and postage	12,264

Registration fees	32,679

Miscellaneous	8,860

Total expenses	$386,053

Deduct —

Allocation of expenses to affiliate	$118,009

Total expense reductions	$118,009

Net expenses	$268,044

Net investment income	$61,783

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$312,371

Investment transactions — affiliated investment	(7)

Foreign currency transactions	887

Net realized gain	$313,251

Change in unrealized appreciation (depreciation) —

Investments	$2,638,525

Investments — affiliated investment	39

Foreign currency	688

Net change in unrealized appreciation (depreciation)	$2,639,252

Net realized and unrealized gain	$2,952,503

Net increase in net assets from operations	$3,014,286

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income (loss)	$61,783	$(33,824)

Net realized gain	313,251	3,636,280

Net change in unrealized appreciation (depreciation)	2,639,252	(4,779,677)

Net increase (decrease) in net assets from operations	$3,014,286	$(1,177,221)

Distributions to shareholders —

Class A	$(1,822,708)	$(360,269)

Class C	(861,771)	(130,462)

Class I	(741,356)	(143,708)

Total distributions to shareholders	$(3,425,835)	$(634,439)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,292,533	$2,668,691

Class C	144,639	1,171,219

Class I	828,548	2,696,616

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,707,909	326,650

Class C	811,148	123,574

Class I	741,356	140,539

Cost of shares redeemed

Class A	(3,043,421)	(4,082,525)

Class C	(2,799,331)	(2,033,833)

Class I	(1,851,223)	(1,392,259)

Net asset value of shares converted

Class A	2,833,915	—

Class C	(2,833,915)	—

Issued in connection with tax-free reorganization (see Note 11)

Class A	—	10,543,139

Class C	—	5,245,618

Class I	—	2,772,186

Net increase (decrease) in net assets from Fund share transactions	$(2,167,842)	$18,179,615

Net increase (decrease) in net assets	$(2,579,391)	$16,367,955

Net Assets

At beginning of period	$40,406,760	$24,038,805

At end of period	$37,827,369	$40,406,760

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$13.770		$14.010		$11.150	$16.530	$18.810	$19.150

Income (Loss) From Operations

Net investment income (loss)(1)	$0.027		$0.001		$0.002	$0.102	$(0.047)	$(0.087)

Net realized and unrealized gain (loss)	0.972		0.128		2.858	(0.164)	(0.770)	1.843

Total income (loss) from operations	$0.999		$0.129		$2.860	$(0.062)	$(0.817)	$1.756

Less Distributions

From net investment income	$(0.030)		$(0.072)		$—	$—	$—	$—

From net realized gain	(1.119)		(0.297)		—	(5.318)	(1.463)	(2.096)

Total distributions	$(1.149)		$(0.369)		$—	$(5.318)	$(1.463)	$(2.096)

Net asset value — End of period	$13.620		$13.770		$14.010	$11.150	$16.530	$18.810

Total Return(2)(3)	8.76	%(4)	0.84%		25.65%	(0.46)%	(4.62)%	10.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,358		$22,341		$13,815	$13,847	$23,632	$28,317

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.35	%(7)	1.36%		1.40%	1.41%	1.45%	1.45%

Net investment income (loss)	0.41	%(7)	0.01%		0.02%	0.92%	(0.27)%	(0.47)%

Portfolio Turnover of the Portfolio(8)	—		11	%(4)	59%	92%	124%	48%

Portfolio Turnover of the Fund	22	%(4)	41	%(4)(9)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.63%, 0.62%, 0.80%, 0.77%, 0.31% and 0.24% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$10.690		$10.970		$8.790	$14.230	$16.520	$17.180

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.022)		$(0.087)		$(0.072)	$0.014	$(0.153)	$(0.198)

Net realized and unrealized gain (loss)	0.726		0.104		2.252	(0.136)	(0.674)	1.634

Total income (loss) from operations	$0.704		$0.017		$2.180	$(0.122)	$(0.827)	$1.436

Less Distributions

From net realized gain	$(1.084)		$(0.297)		$—	$(5.318)	$(1.463)	$(2.096)

Total distributions	$(1.084)		$(0.297)		$—	$(5.318)	$(1.463)	$(2.096)

Net asset value — End of period	$10.310		$10.690		$10.970	$8.790	$14.230	$16.520

Total Return(2)(3)	8.37	%(4)	0.06%		24.80%	(1.24)%	(5.38)%	9.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,702		$8,988		$4,965	$4,717	$8,442	$10,076

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	2.10	%(7)	2.11%		2.15%	2.16%	2.20%	2.20%

Net investment income (loss)	(0.44	)%(7)	(0.76)%		(0.72)%	0.16%	(1.02)%	(1.22)%

Portfolio Turnover of the Portfolio(8)	—		11	%(4)	59%	92%	124%	48%

Portfolio Turnover of the Fund	22	%(4)	41	%(4)(9)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.63%, 0.62%, 0.80%, 0.77%, 0.31% and 0.24% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$14.240		$14.480		$11.490	$16.840	$19.100	$19.360

Income (Loss) From Operations

Net investment income (loss)(1)	$0.043		$0.040		$0.036	$0.108	$(0.005)	$(0.048)

Net realized and unrealized gain (loss)	1.008		0.123		2.954	(0.140)	(0.792)	1.884

Total income (loss) from operations	$1.051		$0.163		$2.990	$(0.032)	$(0.797)	$1.836

Less Distributions

From net investment income	$(0.062)		$(0.106)		$—	$—	$—	$—

From net realized gain	(1.119)		(0.297)		—	(5.318)	(1.463)	(2.096)

Total distributions	$(1.181)		$(0.403)		$—	$(5.318)	$(1.463)	$(2.096)

Net asset value — End of period	$14.110		$14.240		$14.480	$11.490	$16.840	$19.100

Total Return(2)(3)	8.88	%(4)	1.05%		26.02%	(0.19)%	(4.43)%	10.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,767		$9,078		$5,259	$3,138	$3,552	$4,968

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.10	%(7)	1.11%		1.15%	1.16%	1.20%	1.20%

Net investment income (loss)	0.64	%(7)	0.27%		0.27%	0.94%	(0.03)%	(0.26)%

Portfolio Turnover of the Portfolio(8)	—		11	%(4)	59%	92%	124%	48%

Portfolio Turnover of the Fund	22	%(4)	41	%(4)(9)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.63%, 0.62%, 0.80%, 0.77%, 0.31% and 0.24% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

16

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,080,265

Gross unrealized appreciation	$7,277,141

Gross unrealized depreciation	(1,663,984)

Net unrealized appreciation	$5,613,157

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement between the Fund and BMR, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced.

For the six months ended April 30, 2019, the investment adviser fee amounted to $141,172 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of

17

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $28,234. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $118,009 of the Fund’s operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $6,174 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $498 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $28,627 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $22,772 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $7,591 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,397,361 and $13,423,674, respectively, for the six months ended April 30, 2019.

18

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	98,176	183,630

Issued to shareholders electing to receive payments of distributions in Fund shares	147,999	23,069

Redemptions	(231,666)	(277,490)

Issued in connection with tax-free reorganization (see Note 11)	—	707,095

Converted from Class C shares	225,236	—

Net increase	239,745	636,304

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	15,196	102,641

Issued to shareholders electing to receive payments of distributions in Fund shares	92,597	11,173

Redemptions	(292,239)	(177,514)

Issued in connection with tax-free reorganization (see Note 11)	—	451,702

Converted to Class A shares	(297,122)	—

Net increase (decrease)	(481,568)	388,002

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	60,796	177,146

Issued to shareholders electing to receive payments of distributions in Fund shares	62,038	9,619

Redemptions	(139,035)	(92,632)

Issued in connection with tax-free reorganization (see Note 11)	—	179,968

Net increase (decrease)	(16,201)	274,101

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

19

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$—	$5,363,560		$—	$5,363,560

Developed Europe	157,165	8,416,156		—	8,573,321

North America	23,571,523	—		—	23,571,523

Total Common Stocks	$23,728,688	$13,779,716	*	$—	$37,508,404

Short-Term Investments	$—	$185,018		$—	$185,018

Total Investments	$23,728,688	$13,964,734		$—	$37,693,422

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11  Reorganization

As of the close of business on May 21, 2018, the Fund acquired the net assets of Eaton Vance Global Small-Cap Fund (Global Small-Cap Fund) pursuant to a plan of reorganization approved by the shareholders of Global Small-Cap Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 707,095 shares of Class A of the Fund (valued at $10,543,139) for the 716,057 shares of Class A of Global Small-Cap Fund, 451,702 shares of Class C of the Fund (valued at $5,245,618) for the 407,990 shares of Class C of Global Small-Cap Fund, and 179,968 shares of Class I of the Fund (valued at $2,772,186) for the 183,425 shares of Class I of Global Small-Cap Fund, each outstanding on May 21, 2018.

The investment portfolio of Global Small-Cap Fund, with a fair value of $18,733,225 and identified cost of $15,063,499 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Global Small-Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $26,009,222. The net assets of Global Small-Cap Fund at that date of $18,560,943, including $89,715 of accumulated net realized losses and $3,668,808 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $44,570,165.

20

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Assuming the acquisition had been completed on November 1, 2017, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended October 31, 2018 were as follows:

Net investment loss	$(27,108)

Net realized gain	$3,548,011

Net decrease in net assets from operations	$(1,501,385)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Global Small-Cap Fund since May 21, 2018 through October 31, 2018.

21

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

22

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Small-Cap Equity Fund (the “Fund”) and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board also considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

23

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board noted that, effective March 1, 2018, the Fund changed its name, investment objective and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-cap companies. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

24

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Small-Cap Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Small-Cap Equity Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.19

Eaton Vance

Government Opportunities Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Government Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Government Opportunities Fund

April 30, 2019

Performance1,2

Portfolio Managers Andrew Szczurowski, CFA and Alexander Payne, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	1.98%	2.42%	1.12%	1.81%
Class A with 4.75% Maximum Sales Charge	—	—	–2.79	–2.48	0.15	1.32
Class B at NAV	11/01/1993	08/24/1984	1.61	1.65	0.37	1.05
Class B with 5% Maximum Sales Charge	—	—	–3.39	–3.31	0.01	1.05
Class C at NAV	11/01/1993	08/24/1984	1.61	1.66	0.36	1.05
Class C with 1% Maximum Sales Charge	—	—	0.61	0.67	0.36	1.05
Class I at NAV	04/03/2009	08/24/1984	2.11	2.84	1.37	2.06
Class R at NAV	08/12/2005	08/24/1984	2.03	2.33	0.89	1.56
Bloomberg Barclays U.S. Intermediate Government Bond Index	—	—	3.84%	4.43%	1.59%	2.08%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.17%	1.92%	1.92%	0.92%	1.42%

Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Government Opportunities Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

3

Eaton Vance

Government Opportunities Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.80	$6.01	1.20%
Class B	$1,000.00	$1,016.10	$9.70	1.94%
Class C	$1,000.00	$1,016.10	$9.70	1.94%
Class I	$1,000.00	$1,021.10	$4.76	0.95%
Class R	$1,000.00	$1,020.30	$7.26	1.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	1.20%
Class B	$1,000.00	$1,015.20	$9.69	1.94%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.76	0.95%
Class R	$1,000.00	$1,017.60	$7.25	1.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

4

Eaton Vance

Government Opportunities Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 43.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 30, Class I, 7.50%, 4/25/24	$43	$46,670

Series 1822, Class Z, 6.90%, 3/15/26	252	275,257

Series 1829, Class ZB, 6.50%, 3/15/26	67	70,744

Series 1896, Class Z, 6.00%, 9/15/26	117	125,686

Series 2075, Class PH, 6.50%, 8/15/28	62	68,275

Series 2091, Class ZC, 6.00%, 11/15/28	210	228,227

Series 2102, Class Z, 6.00%, 12/15/28	56	61,084

Series 2115, Class K, 6.00%, 1/15/29	476	513,020

Series 2142, Class Z, 6.50%, 4/15/29	133	147,966

Series 2245, Class A, 8.00%, 8/15/27	1,967	2,228,500

Series 4039, Class ME, 2.00%, 12/15/40	594	584,157

Series 4204, Class AF, 3.502%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,860,327

Series 4259, Class UE, 2.50%, 5/15/43	2,341	2,313,963

Series 4337, Class YT, 3.50%, 4/15/49	5,707	5,716,171

Series 4385, Class SC, 3.497%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(2)	95	88,523

Series 4407, Class LN, 3.492%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	108	106,248

Series 4495, Class JA, 3.50%, 5/15/45	1,057	1,061,441

Series 4584, Class PM, 3.00%, 5/15/46	2,638	2,654,817

Series 4639, Class KF, 3.802%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	7,290	7,415,354

Series 4746, Class CZ, 4.00%, 11/15/47	1,326	1,340,421

Series 4754, Class FJ, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	7,902	7,915,940

Series 4767, Class FK, 3.489%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	2,339	2,340,651

Series 4767, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	1,534	1,535,266

Series 4768, Class JF, 3.502%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	1,212	1,214,846

Series 4776, Class C, 4.50%, 3/15/43	4,838	5,022,385

Series 4845, Class EA, 4.50%, 6/15/43	2,738	2,832,379

Series 4846, Class EA, 4.50%, 8/15/43	1,824	1,885,393

Series 4858, Class LA, 4.50%, 8/15/43	2,807	2,938,336

Series 4859, Class GA, 4.50%, 10/15/43	4,666	4,831,650

Interest Only:(3)

Series 362, Class C12, 4.00%, 12/15/47	6,494	1,300,300

Series 4520, Class PI, 4.00%, 8/15/45	5,028	652,283

Series 4676, Class DI, 4.00%, 7/15/44	5,846	764,337

Series 4693, Class EI, 3.50%, 8/15/42	9,725	1,081,993

Series 4700, Class WI, 3.50%, 1/15/44	4,211	480,003

Series 4749, Class IL, 4.00%, 12/15/47	4,413	927,681

Series 4756, Class KI, 4.00%, 1/15/48	4,851	1,016,800

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4767, Class IM, 4.00%, 5/15/45	$4,445	$613,386

Series 4768, Class IO, 4.00%, 3/15/48	3,601	760,528

Series 4772, Class PI, 4.00%, 1/15/48	5,127	1,132,266

Series 4791, Class JI, 4.00%, 5/15/48	10,196	2,023,583

Principal Only:(4)

Series 246, Class PO, 0.00%, 5/15/37	3,028	2,798,804

Series 3435, Class PO, 0.00%, 4/15/38	2,816	2,443,929

		$74,419,590

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 4.977%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	$3,000	$3,093,855

Series 2018-DNA1, Class M2, 4.277%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	1,998	1,973,146

		$5,067,001

Federal National Mortgage Association:

Series G-8, Class E, 9.00%, 4/25/21	$16	$16,816

Series G92-44, Class ZQ, 8.00%, 7/25/22	1	733

Series G93-36, Class ZQ, 6.50%, 12/25/23	1,987	2,098,128

Series 1993-16, Class Z, 7.50%, 2/25/23	53	56,058

Series 1993-39, Class Z, 7.50%, 4/25/23	144	153,768

Series 1993-45, Class Z, 7.00%, 4/25/23	168	177,277

Series 1993-149, Class M, 7.00%, 8/25/23	65	69,406

Series 1993-178, Class PK, 6.50%, 9/25/23	148	156,229

Series 1994-40, Class Z, 6.50%, 3/25/24	165	174,868

Series 1994-42, Class K, 6.50%, 4/25/24	692	735,526

Series 1994-82, Class Z, 8.00%, 5/25/24	219	235,928

Series 2000-49, Class A, 8.00%, 3/18/27	230	256,355

Series 2001-81, Class HE, 6.50%, 1/25/32	455	505,341

Series 2002-1, Class G, 7.00%, 7/25/23	82	87,144

Series 2005-37, Class SU, 19.293%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(2)	114	123,440

Series 2012-35, Class GE, 3.00%, 5/25/40	1,924	1,923,185

Series 2012-134, Class ZT, 2.00%, 12/25/42	3,544	3,027,756

Series 2013-52, Class MD, 1.25%, 6/25/43	2,784	2,555,107

Series 2013-122, Class ES, 3.477%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,769,006

Series 2016-89, Class ZH, 3.00%, 12/25/46	1,991	1,967,327

Series 2017-75, Class Z, 3.00%, 9/25/57	3,853	3,644,371

Series 2017-76, Class Z, 3.00%, 10/25/57	1,626	1,563,813

Series 2017-110, Class Z, 3.00%, 2/25/57	927	904,476

Series 2018-14, Class TF, 3.502%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	2,652	2,650,028

Series 2018-18, Class QD, 4.50%, 5/25/45	4,192	4,384,029

Series 2018-50, Class MZ, 4.50%, 7/25/48	963	972,599

Series 2019-1, Class FH, 3.489%, (1 mo. USD LIBOR + 1.00%), 2/25/49(1)	2,958	2,958,567

5	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2019-15, Class Z, 4.50%, 4/25/49	$4,771	$4,821,821

Interest Only:(3)

Series 417, Class C8, 4.00%, 2/25/43	9,106	1,608,859

Series 2018-21, Class IO, 3.00%, 4/25/48	14,326	2,600,745

Series 2019-1, Class SA, 2.91%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	11,715	1,366,113

Principal Only:(4)

Series 379, Class 1, 0.00%, 5/25/37	2,153	1,911,015

Series 2014-17, Class PO, 0.00%, 4/25/44	2,870	2,343,540

		$47,819,374

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C07, Class 1M2C, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	$1,491	$1,519,830

Series 2018-C01, Class 1M2, 4.727%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	3,000	3,035,737

		$4,555,567

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$525,507

Series 2015-62, Class PQ, 3.00%, 5/20/45	972	972,287

Series 2016-129, Class ZC, 2.00%, 6/20/45	232	224,979

Series 2017-137, Class AF, 2.985%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	4,782	4,780,705

Interest Only:(3)

Series 2018-112, Class SA, 3.719%, (6.20% - 1 mo. USD LIBOR), 8/20/48(2)	9,120	1,241,261

Series 2018-127, Class SG, 3.769%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	16,075	1,868,090

Series 2019-27, Class SA, 3.569%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	13,120	2,232,669

Series 2019-38, Class SQ, 3.569%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	10,267	1,664,542

		$13,510,040

Total Collateralized Mortgage Obligations (identified cost $148,964,066)		$145,371,572

Mortgage Pass-Throughs — 40.5%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.878%, (COF + 1.25%), with various maturities to 2035(5)	$3,370	$3,401,629

4.50%, with various maturities to 2035	1,559	1,634,884

4.611%, (1 yr. CMT + 2.23%), with maturity at 2036(5)	1,521	1,601,753

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

4.647%, (1 yr. CMT + 2.25%), with maturity at 2038(5)	$1,402	$1,463,059

5.50%, with maturity at 2032	129	138,945

6.00%, with maturity at 2033	134	149,579

6.50%, with various maturities to 2032	2,812	3,033,613

6.87%, with maturity at 2024	30	31,689

7.00%, with various maturities to 2036	4,999	5,537,496

7.09%, with maturity at 2023	128	131,245

7.25%, with maturity at 2022	84	86,396

7.31%, with maturity at 2027	12	12,756

7.50%, with various maturities to 2024	192	202,500

7.78%, with maturity at 2022	7	6,852

8.00%, with various maturities to 2026	214	217,631

8.15%, with various maturities to 2021	7	6,783

8.50%, with various maturities to 2031	1,061	1,183,863

9.00%, with various maturities to 2027	53	54,278

9.50%, with various maturities to 2026	64	66,580

10.50%, with maturity at 2020	11	10,964

		$18,972,495

Federal National Mortgage Association:

2.306%, (COF + 1.25%), with various maturities to 2025(5)	$9,636	$9,553,742

2.31%, (COF + 1.25%), with various maturities to 2033(5)	1,006	999,204

2.326%, (COF + 1.25%), with maturity at 2035(5)	515	512,029

2.365%, (COF + 1.25%), with maturity at 2022(5)	287	286,838

2.375%, (COF + 1.25%), with various maturities to 2044(5)	902	896,352

2.509%, (COF + 1.25%), with maturity at 2037(5)	1,758	1,720,549

2.92%, (COF + 1.25%), with maturity at 2036(5)	413	404,939

3.319%, (COF + 2.37%), with maturity at 2027(5)	360	370,060

3.382%, (COF + 1.25%), with maturity at 2036(5)	321	315,033

3.474%, (COF + 1.25%), with maturity at 2034(5)	1,508	1,546,517

3.616%, (COF + 1.25%), with maturity at 2035(5)	1,369	1,401,770

3.82%, (COF + 1.79%), with maturity at 2036(5)	5,746	5,934,660

3.853%, (COF + 1.25%), with maturity at 2034(5)	1,379	1,411,887

3.958%, (COF + 1.25%), with maturity at 2036(5)	88	88,507

4.108%, (COF + 1.73%), with maturity at 2035(5)	1,518	1,553,515

4.50%, with various maturities to 2049	14,789	15,492,544

4.544%, (1 yr. CMT + 2.14%), with maturity at 2040(5)	472	490,899

4.667%, (COF + 1.87%), with maturity at 2034(5)	2,451	2,524,498

5.00%, with various maturities to 2049	3,065	3,250,308

5.50%, with maturity at 2030	167	178,652

6.00%, with various maturities to 2038	4,515	5,000,913

6.241%, (COF + 1.80%), with maturity at 2021(5)	20	20,449

6	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)

6.442%, with maturity at 2025(6)	$60		$64,244

6.50%, with various maturities to 2036	2,023		2,281,684

7.00%, with various maturities to 2035	11,831		13,457,400

7.50%, with various maturities to 2035	1,868		2,085,766

7.875%, with maturity at 2021	74		76,324

8.00%, with maturity at 2034	1,846		2,042,647

8.029%, with maturity at 2030(6)	4		4,496

8.25%, with maturity at 2025	45		47,505

8.33%, with maturity at 2020	6		5,964

8.432%, with maturity at 2021(6)	4		4,593

8.50%, with maturity at 2037	341		379,259

9.00%, with various maturities to 2026	45		49,191

9.457%, with maturity at 2025(6)	0	(7)	161

9.50%, with various maturities to 2030	45		47,544

9.501%, with maturity at 2025(6)	2		2,219

9.52%, with maturity at 2021(6)	5		4,897

9.613%, with maturity at 2021(6)	0	(7)	80

9.941%, with maturity at 2023(6)	3		3,215

9.973%, with maturity at 2021(6)	0	(7)	213

11.06%, with maturity at 2021(6)	0	(7)	49

			$74,511,316

Government National Mortgage Association:

4.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(5)	$212		$216,944

4.50%, with maturity at 2049(8)	2,700		2,823,609

4.50%, with various maturities to 2049	20,118		20,977,659

5.00%, with various maturities to 2049	17,474		18,295,388

7.50%, with maturity at 2025	239		254,550

8.30%, with maturity at 2020	0	(7)	229

9.50%, with various maturities to 2025	61		64,411

			$42,632,790

Total Mortgage Pass-Throughs (identified cost $136,983,336)			$136,116,601

U.S. Government Guaranteed Small Business Administration Loans(9) — 2.5%
Security	Principal Amount (000’s omitted)		Value

0.155%, 7/15/37	$203		$1,076

0.157%, 3/15/42 to 5/15/42	392		2,678

0.23%, 1/15/37 to 12/15/37	533		4,438

0.234%, 4/15/37 to 9/15/37	1,587		12,443

0.407%, 6/15/42 to 7/15/42	231		4,147

Security	Principal Amount (000’s omitted)	Value

0.48%, 12/15/37	$523	$8,876

0.484%, 3/15/37 to 12/15/37	3,458	43,046

0.657%, 4/15/42 to 7/15/42	385	11,105

0.73%, 11/15/37 to 1/15/38	1,415	36,699

0.734%, 3/15/37 to 10/15/42	1,477	39,340

0.807%, 10/15/37	161	4,482

0.907%, 5/15/42 to 7/15/42	899	36,014

0.984%, 9/15/37 to 11/15/37	3,389	117,659

1.234%, 8/15/37 to 12/15/37	2,601	112,568

1.609%, 5/15/42	3,231	223,930

1.855%, 12/15/42 to 1/15/43	6,966	613,273

1.859%, 9/15/42	3,364	274,821

1.886%, 11/15/42	1,542	136,989

2.105%, 12/15/42	479	47,842

2.109%, 10/15/42	3,659	363,042

2.355%, 11/15/42 to 1/15/43	10,944	1,228,204

2.359%, 9/15/42 to 1/15/43	2,256	242,121

2.605%, 12/15/42 to 1/15/43	6,366	794,637

2.855%, 11/15/42 to 2/15/43	14,802	2,025,873

2.859%, 7/15/42	3,106	391,313

3.105%, 12/15/42 to 1/15/43	10,362	1,548,966

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $7,428,040)		$8,325,582

Asset-Backed Securities — 5.9%
Security	Principal Amount (000’s omitted)	Value

Invitation Homes Trust:

Series 2017-SFR2, Class E, 4.724%, (1 mo. USD LIBOR + 2.25%), 12/17/36(1)(10)	$618	$618,612

Series 2018-SFR2, Class E, 4.473%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(10)	4,229	4,246,876

Series 2018-SFR3, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(10)	3,000	3,006,838

NRZ Excess Spread-Collateralized Notes:

Series 2018-PLS1, Class D, 4.374%, 1/25/23(10)	4,586	4,580,740

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 5.34%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(10)	5,000	5,014,994

Series 2018-GT2, Class A, 5.127%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(10)	2,430	2,440,454

Total Asset-Backed Securities (identified cost $20,085,208)		$19,908,514

7	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 11.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(11)	36,820,397	$36,820,397

Total Short-Term Investments (identified cost $36,820,244)		$36,820,397

Total Investments — 103.2% (identified cost $350,280,894)		$346,542,666

Other Assets, Less Liabilities — (3.2)%		$(10,621,411)

Net Assets — 100.0%		$335,921,255

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(7)	Principal amount is less than $500.

(8)	When-issued security.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $19,908,514 or 5.9% of the Fund’s net assets.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

CME 90-Day Eurodollar	437	Long	6/17/19	$106,469,588	$13,080

U.S. Ultra-Long Treasury Bond	59	Long	6/19/19	9,692,594	153,031

CME 90-Day Eurodollar	437	Short	3/16/20	(106,704,475)	(676,471)

					$(510,360)

Abbreviations:

CME	–	Chicago Mercantile Exchange

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $313,460,650)	$309,722,269

Affiliated investment, at value (identified cost, $36,820,244)	36,820,397

Deposits for derivatives collateral — financial futures contracts	478,420

Interest receivable	1,489,288

Dividends receivable from affiliated investment	25,887

Receivable for investments sold	122,293

Receivable for Fund shares sold	1,784,059

Receivable for variation margin on open financial futures contracts	24,175

Total assets	$350,466,788

Liabilities

Payable for investments purchased	$10,360,720

Payable for when-issued securities	2,818,125

Payable for Fund shares redeemed	790,261

Distributions payable	174,681

Payable to affiliates:

Investment adviser fee	177,623

Distribution and service fees	70,503

Trustees’ fees	1,536

Accrued expenses	152,084

Total liabilities	$14,545,533

Net Assets	$335,921,255

Sources of Net Assets

Paid-in capital	$417,470,654

Accumulated loss	(81,549,399)

Total	$335,921,255

9	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	April 30, 2019

Net Assets	$142,299,607

Shares Outstanding	23,245,151

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.12

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$6.43

Class B Shares

Net Assets	$285,416

Shares Outstanding	46,640

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.12

Class C Shares

Net Assets	$35,103,717

Shares Outstanding	5,742,563

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.11

Class I Shares

Net Assets	$129,427,737

Shares Outstanding	21,152,748

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.12

Class R Shares

Net Assets	$28,804,778

Shares Outstanding	4,724,156

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest	$5,570,160

Dividends from affiliated investment	171,053

Total investment income	$5,741,213

Expenses

Investment adviser fee	$1,024,892

Distribution and service fees

Class A	170,114

Class B	1,872

Class C	210,757

Class R	67,868

Trustees’ fees and expenses	9,367

Custodian fee	69,743

Transfer and dividend disbursing agent fees	198,150

Legal and accounting services	87,541

Printing and postage	26,657

Registration fees	48,514

Miscellaneous	22,911

Total expenses	$1,938,386

Net investment income	$3,802,827

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(939,986)

Investment transactions — affiliated investment	5,025

Financial futures contracts	199,434

Net realized loss	$(735,527)

Change in unrealized appreciation (depreciation) —

Investments	$3,569,102

Investments — affiliated investment	508

Financial futures contracts	(450,685)

Net change in unrealized appreciation (depreciation)	$3,118,925

Net realized and unrealized gain	$2,383,398

Net increase in net assets from operations	$6,186,225

11	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$3,802,827	$7,127,670

Net realized gain (loss)	(735,527)	2,742,481

Net change in unrealized appreciation (depreciation)	3,118,925	(8,834,873)

Net increase in net assets from operations	$6,186,225	$1,035,278

Distributions to shareholders —

Class A	$(2,266,287)	$(4,788,125)

Class B	(4,829)	(29,365)

Class C	(542,818)	(1,385,660)

Class I	(1,910,173)	(3,428,868)

Class R	(417,661)	(835,225)

Total distributions to shareholders	$(5,141,768)	$(10,467,243)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,791,700	$12,435,293

Class B	1,120	61

Class C	10,811,784	1,887,263

Class I	50,084,264	32,647,148

Class R	6,114,562	9,003,720

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,939,439	4,074,101

Class B	4,799	29,161

Class C	494,693	1,281,347

Class I	1,397,471	2,683,700

Class R	387,020	754,288

Cost of shares redeemed

Class A	(19,686,270)	(37,551,443)

Class B	(95,553)	(396,691)

Class C	(6,593,618)	(17,325,672)

Class I	(18,899,148)	(35,464,777)

Class R	(4,163,820)	(11,183,138)

Net asset value of shares converted

Class A	16,721,127	1,190,052

Class B	(116,866)	(1,190,052)

Class C	(16,604,261)	—

Net increase (decrease) in net assets from Fund share transactions	$31,588,443	$(37,125,639)

Net increase (decrease) in net assets	$32,632,900	$(46,557,604)

Net Assets

At beginning of period	$303,288,355	$349,845,959

At end of period	$335,921,255	$303,288,355

12	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.100		$6.280		$6.430		$6.630		$6.840		$6.970

Income (Loss) From Operations

Net investment income(1)	$0.075		$0.142		$0.109		$0.105		$0.115		$0.135

Net realized and unrealized gain (loss)	0.045		(0.116)		(0.040)		(0.091)		(0.067)		0.052

Total income from operations	$0.120		$0.026		$0.069		$0.014		$0.048		$0.187

Less Distributions

From net investment income	$(0.100)		$(0.206)		$(0.219)		$(0.214)		$(0.258)		$(0.317)

Total distributions	$(0.100)		$(0.206)		$(0.219)		$(0.214)		$(0.258)		$(0.317)

Net asset value — End of period	$6.120		$6.100		$6.280		$6.430		$6.630		$6.840

Total Return(2)	1.98	%(3)	0.42%		1.08%		0.21%		0.71%		2.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$142,300		$133,062		$157,117		$299,052		$332,297		$381,205

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.20	%(6)	1.19	%(4)	1.19	%(4)	1.19	%(4)	1.18	%(4)	1.17	%(4)

Net investment income	2.47	%(6)	2.30	%(4)	1.72	%(4)	1.61	%(4)	1.71	%(4)	1.95	%(4)

Portfolio Turnover of the Portfolio	—		62	%(7)	12	%(7)	15	%(7)	33	%(7)	4	%(7)

Portfolio Turnover of the Fund	27	%(3)	1	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.100		$6.280		$6.430		$6.630		$6.840		$6.970

Income (Loss) From Operations

Net investment income(1)	$0.053		$0.097		$0.062		$0.057		$0.065		$0.084

Net realized and unrealized gain (loss)	0.045		(0.118)		(0.041)		(0.092)		(0.067)		0.051

Total income (loss) from operations	$0.098		$(0.021)		$0.021		$(0.035)		$(0.002)		$0.135

Less Distributions

From net investment income	$(0.078)		$(0.159)		$(0.171)		$(0.165)		$(0.208)		$(0.265)

Total distributions	$(0.078)		$(0.159)		$(0.171)		$(0.165)		$(0.208)		$(0.265)

Net asset value — End of period	$6.120		$6.100		$6.280		$6.430		$6.630		$6.840

Total Return(2)	1.61	%(3)	(0.34)%		0.33%		(0.53)%		(0.04)%		1.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$285		$491		$2,085		$5,246		$8,037		$11,942

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.94	%(6)	1.94	%(4)	1.94	%(4)	1.95	%(4)	1.94	%(4)	1.92	%(4)

Net investment income	1.74	%(6)	1.57	%(4)	0.96	%(4)	0.87	%(4)	0.96	%(4)	1.21	%(4)

Portfolio Turnover of the Portfolio	—		62	%(7)	12	%(7)	15	%(7)	33	%(7)	4	%(7)

Portfolio Turnover of the Fund	27	%(3)	1	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.090		$6.270		$6.420		$6.620		$6.830		$6.960

Income (Loss) From Operations

Net investment income(1)	$0.052		$0.096		$0.062		$0.057		$0.065		$0.083

Net realized and unrealized gain (loss)	0.046		(0.117)		(0.041)		(0.092)		(0.067)		0.052

Total income (loss) from operations	$0.098		$(0.021)		$0.021		$(0.035)		$(0.002)		$0.135

Less Distributions

From net investment income	$(0.078)		$(0.159)		$(0.171)		$(0.165)		$(0.208)		$(0.265)

Total distributions	$(0.078)		$(0.159)		$(0.171)		$(0.165)		$(0.208)		$(0.265)

Net asset value — End of period	$6.110		$6.090		$6.270		$6.420		$6.620		$6.830

Total Return(2)	1.61	%(3)	(0.33)%		0.32%		(0.54)%		(0.04)%		1.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,104		$46,902		$62,647		$97,657		$116,220		$134,782

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.94	%(6)	1.94	%(4)	1.94	%(4)	1.95	%(4)	1.93	%(4)	1.92	%(4)

Net investment income	1.73	%(6)	1.55	%(4)	0.97	%(4)	0.87	%(4)	0.96	%(4)	1.21	%(4)

Portfolio Turnover of the Portfolio	—		62	%(7)	12	%(7)	15	%(7)	33	%(7)	4	%(7)

Portfolio Turnover of the Fund	27	%(3)	1	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.100		$6.280		$6.430		$6.620		$6.830		$6.960

Income (Loss) From Operations

Net investment income(1)	$0.082		$0.157		$0.125		$0.121		$0.131		$0.152

Net realized and unrealized gain (loss)	0.046		(0.116)		(0.041)		(0.081)		(0.066)		0.052

Total income from operations	$0.128		$0.041		$0.084		$0.040		$0.065		$0.204

Less Distributions

From net investment income	$(0.108)		$(0.221)		$(0.234)		$(0.230)		$(0.275)		$(0.334)

Total distributions	$(0.108)		$(0.221)		$(0.234)		$(0.230)		$(0.275)		$(0.334)

Net asset value — End of period	$6.120		$6.100		$6.280		$6.430		$6.620		$6.830

Total Return(2)	2.11	%(3)	0.67%		1.32%		0.61%		0.96%		2.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$129,428		$96,457		$99,404		$93,592		$81,968		$66,475

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.95	%(6)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.93	%(4)	0.92	%(4)

Net investment income	2.70	%(6)	2.54	%(4)	1.97	%(4)	1.86	%(4)	1.94	%(4)	2.20	%(4)

Portfolio Turnover of the Portfolio	—		62	%(7)	12	%(7)	15	%(7)	33	%(7)	4	%(7)

Portfolio Turnover of the Fund	27	%(3)	1	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.080		$6.260		$6.410		$6.600		$6.810		$6.940

Income (Loss) From Operations

Net investment income(1)	$0.067		$0.126		$0.092		$0.088		$0.097		$0.116

Net realized and unrealized gain (loss)	0.045		(0.117)		(0.041)		(0.081)		(0.066)		0.053

Total income from operations	$0.112		$0.009		$0.051		$0.007		$0.031		$0.169

Less Distributions

From net investment income	$(0.092)		$(0.189)		$(0.201)		$(0.197)		$(0.241)		$(0.299)

Total distributions	$(0.092)		$(0.189)		$(0.201)		$(0.197)		$(0.241)		$(0.299)

Net asset value — End of period	$6.100		$6.080		$6.260		$6.410		$6.600		$6.810

Total Return(2)	2.03	%(3)	(0.00	)%(4)	0.81%		0.10%		0.45%		2.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,805		$26,376		$28,593		$30,908		$24,170		$19,310

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.45	%(7)	1.44	%(5)	1.44	%(5)	1.44	%(5)	1.43	%(5)	1.42	%(5)

Net investment income	2.22	%(7)	2.04	%(5)	1.46	%(5)	1.36	%(5)	1.45	%(5)	1.69	%(5)

Portfolio Turnover of the Portfolio	—		62	%(8)	12	%(8)	15	%(8)	33	%(8)	4	%(8)

Portfolio Turnover of the Fund	27	%(3)	1	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Less than (0.005)%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

17	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

18

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $19,870,983 and deferred capital losses of $52,713,060 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2018, $52,713,060 are short-term.

19

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$352,428,761

Gross unrealized appreciation	$2,079,155

Gross unrealized depreciation	(8,475,610)

Net unrealized depreciation	$(6,396,455)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and fee reduction agreements between the Fund and BMR, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million but less than $1 billion, 0.600% from $1 billion but less than $1.5 billion, 0.5625% from $1.5 billion but less than $2 billion, 0.5000% from $2 billion but less than $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Fund’s investment adviser fee amounted to $1,024,892 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $26,290 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,045 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $170,114 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $1,404 and $158,068 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $33,934 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $468, $52,689 and $33,934 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of

20

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class B shareholders and less than $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$3,823,382	$6,648,067

U.S. Government and Agency Securities	88,341,950	75,809,866

	$92,165,332	$82,457,933

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,605,222	2,013,991

Issued to shareholders electing to receive payments of distributions in Fund shares	317,850	660,016

Redemptions	(3,226,855)	(6,075,249)

Converted from Class B shares	19,143	192,303

Converted from Class C shares	2,725,680	—

Net increase (decrease)	1,441,040	(3,208,939)

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	184	10

Issued to shareholders electing to receive payments of distributions in Fund shares	787	4,712

Redemptions	(15,654)	(63,846)

Converted to Class A shares	(19,141)	(192,295)

Net decrease	(33,824)	(251,419)

21

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,776,887	305,674

Issued to shareholders electing to receive payments of distributions in Fund shares	81,208	207,847

Redemptions	(1,082,768)	(2,804,900)

Converted to Class A shares	(2,729,313)	—

Net decrease	(1,953,986)	(2,291,379)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	8,210,531	5,274,757

Issued to shareholders electing to receive payments of distributions in Fund shares	229,084	435,141

Redemptions	(3,099,164)	(5,729,158)

Net increase (decrease)	5,340,451	(19,260)

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,006,553	1,464,463

Issued to shareholders electing to receive payments of distributions in Fund shares	63,672	122,748

Redemptions	(685,381)	(1,818,013)

Net increase (decrease)	384,844	(230,802)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$166,111	(1)	$(676,471	)(1)

Total	$166,111		$(676,471)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

22

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$199,434	(1)	$(450,685	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$101,962,000	$94,887,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Government Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$145,371,572	$—	$145,371,572

Mortgage Pass-Throughs	—	136,116,601	—	136,116,601

U.S. Government Guaranteed Small Business Administration Loans	—	8,325,582	—	8,325,582

Asset-Backed Securities	—	19,908,514	—	19,908,514

Short-Term Investments	—	36,820,397	—	36,820,397

Total Investments	$—	$346,542,666	$—	$346,542,666

Futures Contracts	$166,111	$—	$—	$166,111

Total	$166,111	$346,542,666	$—	$346,708,777

Liability Description

Futures Contracts	$(676,471)	$—	$—	$(676,471)

Total	$(676,471)	$—	$—	$(676,471)

24

Eaton Vance

Government Opportunities Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

25

Eaton Vance

Government Opportunities Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Government Opportunities Fund and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted the Adviser’s experience in investing in collateralized mortgage obligations and mortgage-backed securities, including seasoned mortgage-backed securities, as well as the Adviser’s process for determining the extent to which the Fund will invest in seasoned mortgage-backed securities instead of other government securities. The Board also noted the Adviser’s experience in investing in instruments other than government securities, including privately issued residential and commercial mortgage-backed securities, mortgage-related loans, asset-backed securities, non-US mortgage-related instruments and other income instruments. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Government Opportunities Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Government Opportunities Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Government Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Government Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692    4.30.19

Eaton Vance

High Income Opportunities Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	35

Officers and Trustees	38

Important Notices	39

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA, Kelley G. Baccei, Stephen C. Concannon, CFA and Jeffrey D. Mueller

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	4.43%	4.89%	4.39%	10.28%
Class A with 4.75% Maximum Sales Charge	—	—	–0.62	–0.07	3.40	9.75
Class B at NAV	08/19/1986	08/19/1986	4.03	4.10	3.62	9.49
Class B with 5% Maximum Sales Charge	—	—	–0.97	–0.87	3.29	9.49
Class C at NAV	06/08/1994	08/19/1986	4.03	4.09	3.61	9.46
Class C with 1% Maximum Sales Charge	—	—	3.03	3.10	3.61	9.46
Class I at NAV	10/01/2009	08/19/1986	4.56	5.15	4.65	10.56
ICE BofAML U.S. High Yield Index	—	—	5.55%	6.71%	4.84%	10.19%
ICE BofAML U.S. High Yield Constrained Index	—	—	5.55	6.71	4.85	10.18

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.87%	1.63%	1.63%	0.62%

Fund Profile4

Credit Quality (% of bonds and loans)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML U.S. High Yield Constrained Index is an unmanaged index of below- investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 19, 2019, the Fund is managed by Michael W. Weilheimer, Kelley G. Baccei, Stephen C. Concannon and Jeffrey D. Mueller.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,044.30	$4.66	0.92%
Class B	$1,000.00	$1,040.30	$8.50	1.68%
Class C	$1,000.00	$1,040.30	$8.45	1.67%
Class I	$1,000.00	$1,045.60	$3.40	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.61	0.92%
Class B	$1,000.00	$1,016.50	$8.40	1.68%
Class C	$1,000.00	$1,016.50	$8.35	1.67%
Class I	$1,000.00	$1,021.50	$3.36	0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in High Income Opportunities Portfolio, at value (identified cost, $929,636,830)	$948,726,687

Receivable for Fund shares sold	1,289,173

Total assets	$950,015,860

Liabilities

Payable for Fund shares redeemed	$3,121,192

Distributions payable	455,254

Payable to affiliates:

Distribution and service fees	110,493

Trustees’ fees	42

Accrued expenses	251,390

Total liabilities	$3,938,371

Net Assets	$946,077,489

Sources of Net Assets

Paid-in capital	$959,660,396

Accumulated loss	(13,582,907)

Total	$946,077,489

Class A Shares

Net Assets	$289,801,537

Shares Outstanding	65,824,632

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.40

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$4.62

Class B Shares

Net Assets	$793,173

Shares Outstanding	179,977

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$4.41

Class C Shares

Net Assets	$60,652,778

Shares Outstanding	13,775,289

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$4.40

Class I Shares

Net Assets	$594,830,001

Shares Outstanding	134,936,574

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income allocated from Portfolio	$29,125,064

Dividends allocated from Portfolio	311,366

Expenses allocated from Portfolio	(2,377,473)

Total investment income from Portfolio	$27,058,957

Expenses

Distribution and service fees

Class A	$348,726

Class B	6,491

Class C	371,796

Trustees’ fees and expenses	250

Custodian fee	37,597

Transfer and dividend disbursing agent fees	542,854

Legal and accounting services	24,420

Printing and postage	80,230

Registration fees	53,608

Miscellaneous	10,027

Total expenses	$1,475,999

Net investment income	$25,582,958

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(10,998,158)

Foreign currency transactions	(17,234)

Forward foreign currency exchange contracts	713,478

Net realized loss	$(10,301,914)

Change in unrealized appreciation (depreciation) —

Investments	$24,658,741

Foreign currency	9,552

Forward foreign currency exchange contracts	(287,235)

Net change in unrealized appreciation (depreciation)	$24,381,058

Net realized and unrealized gain	$14,079,144

Net increase in net assets from operations	$39,662,102

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$25,582,958	$63,256,322

Net realized gain (loss)	(10,301,914)	4,735,259

Net change in unrealized appreciation (depreciation)	24,381,058	(64,008,028)

Net increase in net assets from operations	$39,662,102	$3,983,553

Distributions to shareholders —

Class A	$(7,705,848)	$(17,845,380)

Class B	(30,790)	(113,782)

Class C	(1,764,038)	(5,011,883)

Class I	(16,718,850)	(41,527,722)

Total distributions to shareholders	$(26,219,526)	$(64,498,767)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$25,778,268	$69,801,256

Class B	611	2,417

Class C	3,326,404	9,071,628

Class I	102,721,947	228,136,919

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	6,267,073	14,590,106

Class B	28,379	101,469

Class C	1,564,139	4,512,761

Class I	15,401,193	38,087,858

Cost of shares redeemed

Class A	(61,444,461)	(156,371,500)

Class B	(145,246)	(849,183)

Class C	(13,716,485)	(33,563,778)

Class I	(145,842,313)	(439,869,587)

Net asset value of shares converted

Class A	27,096,135	1,094,721

Class B	(721,884)	(1,094,721)

Class C	(26,374,251)	—

Net decrease in net assets from Fund share transactions	$(66,060,491)	$(266,349,634)

Net decrease in net assets	$(52,617,915)	$(326,864,848)

Net Assets

At beginning of period	$998,695,404	$1,325,560,252

At end of period	$946,077,489	$998,695,404

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$4.330		$4.560	$4.460	$4.400	$4.650	$4.640

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.233	$0.239	$0.228	$0.237	$0.251

Net realized and unrealized gain (loss)	0.073		(0.225)	0.099	0.082	(0.217)	0.044

Total income from operations	$0.188		$0.008	$0.338	$0.310	$0.020	$0.295

Less Distributions

From net investment income	$(0.118)		$(0.238)	$(0.238)	$(0.250)	$(0.257)	$(0.285)

Tax return of capital	—		—	—	—	(0.013)	—

Total distributions	$(0.118)		$(0.238)	$(0.238)	$(0.250)	$(0.270)	$(0.285)

Net asset value — End of period	$4.400		$4.330	$4.560	$4.460	$4.400	$4.650

Total Return(2)	4.43	%(3)	0.17%	7.73%	7.35%	0.43%	6.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$289,802		$287,457	$375,201	$506,430	$338,952	$278,339

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.92	%(6)	0.87%	0.85%	0.86%	0.90%	0.89%

Net investment income	5.38	%(6)	5.24%	5.28%	5.23%	5.22%	5.36%

Portfolio Turnover of the Portfolio	12	%(3)	39%	42%	39%	38%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$4.340		$4.570	$4.470	$4.410	$4.660	$4.650

Income (Loss) From Operations

Net investment income(1)	$0.099		$0.201	$0.206	$0.197	$0.206	$0.217

Net realized and unrealized gain (loss)	0.073		(0.226)	0.099	0.080	(0.220)	0.044

Total income (loss) from operations	$0.172		$(0.025)	$0.305	$0.277	$(0.014)	$0.261

Less Distributions

From net investment income	$(0.102)		$(0.205)	$(0.205)	$(0.217)	$(0.224)	$(0.251)

Tax return of capital	—		—	—	—	(0.012)	—

Total distributions	$(0.102)		$(0.205)	$(0.205)	$(0.217)	$(0.236)	$(0.251)

Net asset value — End of period	$4.410		$4.340	$4.570	$4.470	$4.410	$4.660

Total Return(2)	4.03	%(3)	(0.56)%	6.94%	6.54%	(0.32)%	5.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$793		$1,620	$3,588	$6,292	$9,910	$16,243

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.68	%(6)	1.63%	1.59%	1.61%	1.65%	1.64%

Net investment income	4.65	%(6)	4.49%	4.55%	4.54%	4.53%	4.64%

Portfolio Turnover of the Portfolio	12	%(3)	39%	42%	39%	38%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$4.330		$4.560	$4.460	$4.400	$4.650	$4.640

Income (Loss) From Operations

Net investment income(1)	$0.099		$0.200	$0.205	$0.195	$0.204	$0.216

Net realized and unrealized gain (loss)	0.072		(0.225)	0.099	0.081	(0.219)	0.044

Total income (loss) from operations	$0.171		$(0.025)	$0.304	$0.276	$(0.015)	$0.260

Less Distributions

From net investment income	$(0.101)		$(0.205)	$(0.204)	$(0.216)	$(0.223)	$(0.250)

Tax return of capital	—		—	—	—	(0.012)	—

Total distributions	$(0.101)		$(0.205)	$(0.204)	$(0.216)	$(0.235)	$(0.250)

Net asset value — End of period	$4.400		$4.330	$4.560	$4.460	$4.400	$4.650

Total Return(2)	4.03	%(3)	(0.58)%	6.94%	6.54%	(0.34)%	5.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,653		$95,312	$120,884	$136,908	$111,949	$121,827

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.67	%(6)	1.63%	1.60%	1.61%	1.65%	1.64%

Net investment income	4.64	%(6)	4.49%	4.52%	4.50%	4.49%	4.62%

Portfolio Turnover of the Portfolio	12	%(3)	39%	42%	39%	38%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$4.340		$4.570	$4.470	$4.410	$4.660	$4.650

Income (Loss) From Operations

Net investment income(1)	$0.121		$0.245	$0.250	$0.238	$0.245	$0.261

Net realized and unrealized gain (loss)	0.072		(0.226)	0.099	0.083	(0.213)	0.046

Total income from operations	$0.193		$0.019	$0.349	$0.321	$0.032	$0.307

Less Distributions

From net investment income	$(0.123)		$(0.249)	$(0.249)	$(0.261)	$(0.268)	$(0.297)

Tax return of capital	—		—	—	—	(0.014)	—

Total distributions	$(0.123)		$(0.249)	$(0.249)	$(0.261)	$(0.282)	$(0.297)

Net asset value — End of period	$4.410		$4.340	$4.570	$4.470	$4.410	$4.660

Total Return(2)	4.56	%(3)	0.42%	7.98%	7.62%	0.70%	6.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$594,830		$614,306	$825,887	$839,724	$322,095	$160,509

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.67	%(6)	0.62%	0.59%	0.61%	0.65%	0.64%

Net investment income	5.64	%(6)	5.49%	5.51%	5.45%	5.42%	5.56%

Portfolio Turnover of the Portfolio	12	%(3)	39%	42%	39%	38%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (79.4% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $18,155,220 and deferred capital losses of $7,379,269 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2018, $7,379,269 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $36,276 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,626 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $348,726 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $4,868 and $278,847 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $1,623 and $92,949 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

13

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $25,333,412 and $120,445,652, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	5,975,642	15,662,107

Issued to shareholders electing to receive payments of distributions in Fund shares	1,453,648	3,281,508

Redemptions	(14,260,458)	(35,081,271)

Converted from Class B shares	166,535	245,684

Converted from Class C shares	6,144,541	—

Net decrease	(520,092)	(15,891,972)

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	143	543

Issued to shareholders electing to receive payments of distributions in Fund shares	6,595	22,749

Redemptions	(34,038)	(189,788)

Converted to Class A shares	(166,217)	(245,246)

Net decrease	(193,517)	(411,742)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	768,419	2,028,380

Issued to shareholders electing to receive payments of distributions in Fund shares	364,229	1,014,844

Redemptions	(3,208,730)	(7,541,931)

Converted to Class A shares	(6,143,230)	—

Net decrease	(8,219,312)	(4,498,707)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	23,798,625	50,954,997

Issued to shareholders electing to receive payments of distributions in Fund shares	3,570,782	8,554,726

Redemptions	(34,030,112)	(98,722,103)

Net decrease	(6,660,705)	(39,212,380)

14

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 85.9%
Security	Principal Amount* (000’s omitted)		Value

Aerospace — 2.1%

Bombardier, Inc., 6.00%, 10/15/22(1)		4,374	$4,398,604

Bombardier, Inc., 6.125%, 1/15/23(1)		1,016	1,017,270

Bombardier, Inc., 7.875%, 4/15/27(1)		2,041	2,056,307

TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,630,075

TransDigm, Inc., 6.375%, 6/15/26		1,435	1,443,969

TransDigm, Inc., 6.50%, 7/15/24		2,911	2,960,123

TransDigm, Inc., 6.50%, 5/15/25		440	446,050

TransDigm, Inc., 7.50%, 3/15/27(1)		6,158	6,365,832

TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)		1,585	1,596,888

			$24,915,118

Automotive & Auto Parts — 1.8%

Navistar International Corp., 6.625%, 11/1/25(1)		6,645	$6,811,125

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(2)	EUR	4,294	4,954,256

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		3,102	3,245,623

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		5,679	5,877,765

			$20,888,769

Banking & Thrifts — 1.0%

CIT Group, Inc., 5.00%, 8/1/23		4,300	$4,497,800

CIT Group, Inc., 6.125%, 3/9/28		1,420	1,585,075

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)		4,805	5,326,102

			$11,408,977

Broadcasting — 1.6%

Gray Television, Inc., 7.00%, 5/15/27(1)		138	$149,342

Netflix, Inc., 4.875%, 4/15/28		640	636,000

Netflix, Inc., 5.50%, 2/15/22		1,790	1,888,450

Netflix, Inc., 5.875%, 2/15/25		2,155	2,328,747

Netflix, Inc., 5.875%, 11/15/28		4,030	4,261,725

Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		2,980	3,015,611

Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		6,775	7,020,594

			$19,300,469

Building Materials — 0.7%

Builders FirstSource, Inc., 5.625%, 9/1/24(1)		687	$691,294

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		1,192	1,108,560

Standard Industries, Inc., 5.50%, 2/15/23(1)		2,246	2,285,305

Security	Principal Amount* (000’s omitted)		Value

Building Materials (continued)

Standard Industries, Inc., 6.00%, 10/15/25(1)		3,880	$4,069,965

			$8,155,124

Cable & Satellite TV — 6.2%

Altice Finco SA, 8.125%, 1/15/24(1)		1,339	$1,392,560

Altice France SA, 7.375%, 5/1/26(1)		3,020	3,067,187

Altice France SA, 8.125%, 2/1/27(1)		3,829	4,010,877

Altice Luxembourg SA, 7.75%, 5/15/22(1)		4,138	4,225,932

Cablevision Systems Corp., 5.875%, 9/15/22		1,410	1,469,925

Cablevision Systems Corp., 8.00%, 4/15/20		5,451	5,692,370

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,897,369

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,165	2,204,241

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,999,562

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,010	2,065,275

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,857,844

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,283,089

CSC Holdings, LLC, 5.125%, 12/15/21(1)		235	236,175

CSC Holdings, LLC, 5.25%, 6/1/24		385	392,700

CSC Holdings, LLC, 5.375%, 7/15/23(1)		970	994,250

CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,328,522

CSC Holdings, LLC, 6.50%, 2/1/29(1)		1,001	1,076,701

CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,383,950

CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,395,526

CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,450,955

DISH DBS Corp., 5.875%, 7/15/22		1,970	1,929,517

DISH DBS Corp., 5.875%, 11/15/24		420	363,825

DISH DBS Corp., 7.75%, 7/1/26		1,395	1,252,013

UPC Holding B.V., 5.50%, 1/15/28(1)		3,033	3,070,912

Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		910	929,074

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,438,930

Ziggo B.V., 4.25%, 1/15/27(2)	EUR	2,129	2,497,384

Ziggo B.V., 5.50%, 1/15/27(1)		2,714	2,720,785

Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		990	994,950

Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		265	261,025

			$73,883,425

Capital Goods — 0.6%

BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	$2,946,875

Colfax Corp., 6.00%, 2/15/24(1)		880	917,400

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Capital Goods (continued)

Colfax Corp., 6.375%, 2/15/26(1)		1,440	$1,526,400

Resideo Funding, Inc., 6.125%, 11/1/26(1)		1,293	1,341,487

			$6,732,162

Chemicals — 1.9%

Chemours Co. (The), 4.00%, 5/15/26	EUR	6,000	$7,032,449

Chemours Co. (The), 7.00%, 5/15/25		2,086	2,211,160

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,585	2,416,975

Olin Corp., 5.00%, 2/1/30		1,464	1,454,850

PQ Corp., 6.75%, 11/15/22(1)		900	934,875

SPCM SA, 4.875%, 9/15/25(1)		1,185	1,161,300

Valvoline, Inc., 5.50%, 7/15/24		835	860,050

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,729,188

Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,974,837

W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,360,800

			$23,136,484

Consumer Products — 1.8%

Central Garden & Pet Co., 5.125%, 2/1/28		545	$519,112

Central Garden & Pet Co., 6.125%, 11/15/23		970	1,018,500

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,323,698

Energizer Holdings, Inc., 6.375%, 7/15/26(1)		3,995	4,133,577

Energizer Holdings, Inc., 7.75%, 1/15/27(1)		1,568	1,703,240

Mattel, Inc., 6.75%, 12/31/25(1)		3,790	3,800,659

Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,360,969

			$21,859,755

Containers — 1.9%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	$835,188

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,668,282

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		2,892	3,057,712

Berry Global, Inc., 4.50%, 2/15/26(1)		1,679	1,632,827

Berry Global, Inc., 6.00%, 10/15/22		1,770	1,827,525

BWAY Holding Co., 5.50%, 4/15/24(1)		750	747,675

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,383,162

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,695	1,726,781

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,195	$3,354,750

Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,062,163

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	264,098

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	646,041

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	2,078	2,152,029

		$22,358,233

Diversified Financial Services — 2.1%

DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,460,375

DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	4,186,787

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,950,384

MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,341,938

Navient Corp., 6.75%, 6/15/26	1,460	1,474,731

Navient Corp., 8.00%, 3/25/20	3,065	3,183,769

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,668,668

Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	1,855	1,955,411

		$25,222,063

Diversified Media — 0.6%

Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,122,375

Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,183,437

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	516	556,635

MDC Partners, Inc., 6.50%, 5/1/24(1)	3,821	3,247,850

		$7,110,297

Energy — 15.2%

Aker BP ASA, 5.875%, 3/31/25(1)	1,460	$1,540,300

Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,465	1,544,659

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,415	1,449,526

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,542	2,608,677

Antero Resources Corp., 5.625%, 6/1/23	490	497,497

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	4,113	4,030,740

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	1,336	$1,469,600

Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	1,610	1,591,888

Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	4,658	4,698,757

Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	4,396,350

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,441,750

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	2,977	3,092,359

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	2,020	2,181,600

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,725,506

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	614,250

Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	2,670	2,764,678

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	1,957	1,952,108

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,992,962

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	2,413	2,464,276

Denbury Resources, Inc., 9.00%, 5/15/21(1)	469	478,380

Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,107,000

Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,735,944

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,356,875

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,215,350

Energy Transfer Operating, L.P., 5.875%, 1/15/24	975	1,065,317

Energy Transfer Operating, L.P., 7.50%, 10/15/20	1,780	1,893,971

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)	1,630	1,553,855

EnLink Midstream, LLC, 5.375%, 6/1/29	1,713	1,721,634

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,226,150

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,271	4,348,575

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,131,250

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	4,688,362

Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,115,578

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	52	52,650

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	3,401	3,481,774

Jagged Peak Energy, LLC, 5.875%, 5/1/26	640	645,600

Matador Resources Co., 5.875%, 9/15/26	4,700	4,758,750

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	$3,965,200

Nabors Industries, Inc., 5.75%, 2/1/25	958	876,570

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,123	5,187,037

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	803,400

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,270	1,317,625

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,346,831

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,688,000

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,111,513

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,050,566

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	5,949,231

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	3,666,711

PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,373,302

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	4,120	3,951,966

Precision Drilling Corp., 6.50%, 12/15/21	178	179,124

Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,105,950

Precision Drilling Corp., 7.75%, 12/15/23	195	203,775

QEP Resources, Inc., 5.625%, 3/1/26	1,614	1,515,837

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,758,675

Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,946,700

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	5,890,300

SM Energy Co., 5.625%, 6/1/25	1,850	1,743,625

SM Energy Co., 6.625%, 1/15/27	1,965	1,861,838

SM Energy Co., 6.75%, 9/15/26	2,249	2,164,662

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	5,405	5,533,369

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	2,221,433

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	1,087	1,167,166

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	2,174	2,353,355

Tervita Escrow Corp., 7.625%, 12/1/21(1)	5,525	5,621,687

Transocean, Inc., 7.25%, 11/1/25(1)	2,686	2,669,212

Transocean, Inc., 7.50%, 1/15/26(1)	1,247	1,234,530

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,131	2,205,559

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	556	593,530

Weatherford International, Ltd., 8.25%, 6/15/23	755	524,725

Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,244,325

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Whiting Petroleum Corp., 6.25%, 4/1/23	331	$339,689

Whiting Petroleum Corp., 6.625%, 1/15/26	2,005	2,002,534

		$182,004,050

Entertainment & Film — 0.7%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,473,350

AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,500	3,276,875

Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,995,654

		$8,745,879

Environmental — 1.6%

Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,244,125

Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,299,687

Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,288,969

GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,631,412

GFL Environmental, Inc., 7.00%, 6/1/26(1)	1,515	1,480,913

GFL Environmental, Inc., 8.50%, 5/1/27(1)	3,363	3,510,131

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	2,210	2,210,000

		$18,665,237

Food, Beverage & Tobacco — 1.6%

Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	$3,842,850

Post Holdings, Inc., 5.00%, 8/15/26(1)	2,490	2,490,000

Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,693,863

Post Holdings, Inc., 5.625%, 1/15/28(1)	2,154	2,187,516

Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,010,500

US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,321,106

		$18,545,835

Gaming — 3.8%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	2,908	$2,849,840

Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,486,126

Eldorado Resorts, Inc., 6.00%, 9/15/26	139	144,908

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	5,355	5,622,750

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	856,850

GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	566,933

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,757,888

Golden Entertainment, Inc., 7.625%, 4/15/26(1)	1,031	1,036,155

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	$1,999,887

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	3,048,950

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	1,082	1,140,158

MGM Resorts International, 5.75%, 6/15/25	3,105	3,299,062

MGM Resorts International, 6.625%, 12/15/21	1,275	1,370,625

MGM Resorts International, 7.75%, 3/15/22	2,585	2,866,119

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,693	3,882,266

Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,961,325

VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,196,673

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,968	1,926,180

Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	324,065

		$45,336,760

Healthcare — 11.6%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	5,152	$5,625,340

Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	1,420	1,583,300

Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,338	1,348,035

Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,114	2,171,480

Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	760	793,820

Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	4,055	4,101,430

Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	766,325

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,958,494

Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,126	5,414,337

Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	4,017,169

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,357,550

Centene Corp., 4.75%, 1/15/25	5,365	5,456,205

Centene Corp., 5.375%, 6/1/26(1)	5,880	6,151,950

Centene Corp., 6.125%, 2/15/24	3,740	3,922,325

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,232,281

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	1,250	1,257,813

HCA, Inc., 5.00%, 3/15/24	1,435	1,520,929

HCA, Inc., 5.25%, 6/15/26	2,196	2,348,894

HCA, Inc., 5.375%, 9/1/26	3,410	3,606,075

HCA, Inc., 5.625%, 9/1/28	4,205	4,488,837

HCA, Inc., 5.875%, 2/15/26	12,010	12,937,052

HCA, Inc., 5.875%, 2/1/29	2,038	2,195,945

HCA, Inc., 7.50%, 2/15/22	1,530	1,686,825

HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,082,788

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Healthcare (continued)

Hologic, Inc., 4.375%, 10/15/25(1)		1,405	$1,398,853

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		5,998	6,132,955

Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)		2,066	2,111,969

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		6,430	6,975,907

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		12,717	12,814,921

Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)		5,666	5,658,917

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)		3,684	3,877,410

Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,734	1,482,570

Teleflex, Inc., 4.625%, 11/15/27		2,310	2,307,112

Teleflex, Inc., 5.25%, 6/15/24		845	870,350

Tenet Healthcare Corp., 6.00%, 10/1/20		2,885	2,993,187

Tenet Healthcare Corp., 6.75%, 6/15/23		2,105	2,154,994

Tenet Healthcare Corp., 8.125%, 4/1/22		1,285	1,375,862

WellCare Health Plans, Inc., 5.25%, 4/1/25		5,905	6,119,056

WellCare Health Plans, Inc., 5.375%, 8/15/26(1)		3,622	3,802,376

			$139,101,638

Homebuilders & Real Estate — 0.9%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)(6)		2,962	$3,024,942

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,749	1,749,000

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		4,686	4,721,145

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,447	1,479,558

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		320	325,066

			$11,299,711

Hotels — 0.7%

ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,292,875

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,192,243

			$8,485,118

Insurance — 1.5%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,821,775

Ardonagh Midco 3 PLC, 8.375%, 7/15/23(1)	GBP	3,100	3,401,624

Ardonagh Midco 3 PLC, 8.375%, 7/15/23(2)	GBP	2,000	2,194,596

Hub International, Ltd., 7.00%, 5/1/26(1)		5,491	5,552,774

Security	Principal Amount* (000’s omitted)		Value

Insurance (continued)

USI, Inc., 6.875%, 5/1/25(1)		1,774	$1,771,782

			$17,742,551

Leisure — 1.0%

Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,905	$1,983,105

NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	2,324,070

Viking Cruises, Ltd., 5.875%, 9/15/27(1)		6,132	6,116,670

Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,892,800

			$12,316,645

Metals & Mining — 3.2%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		2,115	$2,204,888

Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,701,300

Constellium N.V., 4.25%, 2/15/26(1)	EUR	1,184	1,375,729

Constellium N.V., 5.875%, 2/15/26(1)		2,004	2,039,070

Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,745,587

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		1,553	1,452,055

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		3,836	3,802,435

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		3,508	3,402,760

Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,678,681

Freeport-McMoRan, Inc., 5.45%, 3/15/43		2,886	2,619,045

New Gold, Inc., 6.25%, 11/15/22(1)		1,275	1,163,438

New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,219,050

Novelis Corp., 5.875%, 9/30/26(1)		2,118	2,157,713

Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,494,562

Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,685,809

			$37,742,122

Paper — 0.1%

Mercer International, Inc., 5.50%, 1/15/26		1,000	$992,500

			$992,500

Publishing & Printing — 0.1%

McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)		2,008	$1,724,370

			$1,724,370

Railroad — 0.7%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		7,710	$7,806,375

			$7,806,375

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Restaurant — 0.9%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		860	$849,250

Golden Nugget, Inc., 6.75%, 10/15/24(1)		4,440	4,551,000

Golden Nugget, Inc., 8.75%, 10/1/25(1)		4,500	4,725,000

Yum! Brands, Inc., 3.875%, 11/1/20		855	861,412

			$10,986,662

Services — 4.2%

Aramark Services, Inc., 5.125%, 1/15/24		1,945	$2,015,506

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		735	746,025

Cloud Crane, LLC, 10.125%, 8/1/24(1)		2,836	3,055,790

IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	2,374,064

KAR Auction Services, Inc., 5.125%, 6/1/25(1)		2,937	2,951,685

La Financiere Atalian SA, 5.125%, 5/15/25(2)	EUR	1,675	1,413,707

Laureate Education, Inc., 8.25%, 5/1/25(1)		8,679	9,438,412

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		2,211	2,334,429

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		5,915	6,122,025

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,489,619

TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,217,688

Vizient, Inc., 6.25%, 5/15/27(1)(6)		687	712,763

Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,133,262

West Corp., 8.50%, 10/15/25(1)		4,146	3,674,393

			$49,679,368

Steel — 0.4%

Allegheny Technologies, Inc., 5.95%, 1/15/21		970	$994,250

Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	3,969,184

			$4,963,434

Super Retail — 1.8%

Murphy Oil USA, Inc., 5.625%, 5/1/27		1,190	$1,243,550

Murphy Oil USA, Inc., 6.00%, 8/15/23		3,995	4,104,862

Party City Holdings, Inc., 6.125%, 8/15/23(1)		3,490	3,551,075

Party City Holdings, Inc., 6.625%, 8/1/26(1)		2,083	2,070,023

PVH Corp., 7.75%, 11/15/23		3,385	3,818,754

Sonic Automotive, Inc., 6.125%, 3/15/27		4,675	4,558,125

William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,566,625

			$20,913,014

Technology — 4.1%

Camelot Finance SA, 7.875%, 10/15/24(1)		4,988	$5,274,810

CommScope, Inc., 5.50%, 6/15/24(1)		2,500	2,525,000

Security	Principal Amount* (000’s omitted)	Value

Technology (continued)

CommScope, Inc., 8.25%, 3/1/27(1)	1,010	$1,093,325

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	3,420	3,201,975

CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,434,390

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,237,114

EIG Investors Corp., 10.875%, 2/1/24	4,750	5,100,312

Entegris, Inc., 4.625%, 2/10/26(1)	1,137	1,142,685

Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	5,456,500

Seagate HDD Cayman, 4.75%, 1/1/25	347	338,988

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,545,944

Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,320,313

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	562	547,950

Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	2,462	2,258,885

Western Digital Corp., 4.75%, 2/15/26	2,112	2,043,360

		$49,521,551

Telecommunications — 6.5%

CenturyLink, Inc., 6.75%, 12/1/23	1,804	$1,919,005

CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,467,554

Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	3,771,875

DKT Finance ApS, 9.375%, 6/17/23(1)	624	678,288

Equinix, Inc., 5.875%, 1/15/26	3,890	4,113,675

Frontier California, Inc., 6.75%, 5/15/27	895	814,450

Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,043,250

Frontier Communications Corp., 7.625%, 4/15/24	285	158,888

Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,820,818

Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	856,619

Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,785	2,523,906

Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	2,586	2,564,989

Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,218,842

Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,248,225

Level 3 Parent, LLC, 5.75%, 12/1/22	750	758,198

Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	783,020

Sable International Finance, Ltd., 5.75%, 9/7/27(1)	1,516	1,506,525

SBA Communications Corp., 4.00%, 10/1/22	2,295	2,317,950

SBA Communications Corp., 4.875%, 9/1/24	1,385	1,411,852

Sprint Capital Corp., 6.875%, 11/15/28	2,638	2,530,831

Sprint Corp., 7.125%, 6/15/24	2,270	2,280,641

Sprint Corp., 7.25%, 9/15/21	2,545	2,672,250

Sprint Corp., 7.625%, 2/15/25	3,285	3,326,062

Sprint Corp., 7.625%, 3/1/26	2,179	2,182,377

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Sprint Corp., 7.875%, 9/15/23	10,636	$11,088,030

T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,108,688

T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,276,707

T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,062,581

Telecom Italia SpA, 5.303%, 5/30/24(1)	1,939	1,939,000

ViaSat, Inc., 5.625%, 4/15/27(1)	1,494	1,527,615

Wind Tre SpA, 5.00%, 1/20/26(1)	1,143	1,050,131

Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,022,075

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,106	2,150,752

		$78,195,669

Transport Excluding Air & Rail — 0.4%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,342,750

XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,287,079

		$4,629,829

Utility — 2.6%

AES Corp. (The), 4.00%, 3/15/21	2,305	$2,333,813

AES Corp. (The), 5.50%, 4/15/25	263	273,649

AES Corp. (The), 6.00%, 5/15/26	5,725	6,082,812

Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,221,050

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,495,395

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,602	1,579,973

NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,566,287

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,401,188

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	2,103,750

TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,189,756

Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,080,487

		$31,328,160

Total Corporate Bonds & Notes (identified cost $1,016,563,015)		$1,025,697,354

Senior Floating-Rate Loans — 8.7%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.2%

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23	$979	$977,280

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace (continued)

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$1,583	$1,578,893

		$2,556,173

Automotive & Auto Parts — 0.7%

Navistar International Corp., Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$4,246	$4,254,036

Panther BF Aggregator 2 L.P., Term Loan, Maturing 3/18/26(8)	4,305	4,323,727

		$8,577,763

Broadcasting — 0.2%

iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(8)	$2,833	$2,099,961

iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(8)	1,416	1,054,330

		$3,154,291

Building Materials — 0.1%

Hillman Group, Inc. (The), Term Loan, Maturing 5/31/25(8)	$1,208	$1,193,655

		$1,193,655

Cable & Satellite TV — 0.1%

CSC Holdings, LLC, Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$1,608	$1,614,686

		$1,614,686

Capital Goods — 0.2%

Cortes NP Acquisition Corporation, Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,020,039

		$2,020,039

Containers — 0.2%

BWAY Holding Co., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$2,180	$2,158,055

		$2,158,055

Food, Beverage & Tobacco — 0.3%

HLF Financing S.a.r.l., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$3,751	$3,769,906

		$3,769,906

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.5%

Lago Resort & Casino, LLC, Term Loan, 12.10%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,029	$1,024,178

Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	229	228,572

Peninsula Pacific Entertainment, LLC, Term Loan, 9.85%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	2,057	2,054,429

Stars Group Holdings B.V. (The), Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	2,355	2,369,227

		$5,676,406

Healthcare — 0.9%

Acadia Healthcare Company, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$667	$666,666

Kinetic Concepts, Inc., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	256	257,437

MPH Acquisition Holdings, LLC, Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	650	644,631

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	3,242	3,254,738

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	201	202,214

Press Ganey Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	4,050	4,055,845

Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	2,167	2,173,588

		$11,255,119

Insurance — 0.4%

Hub International, Ltd., Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing 4/25/25(10)	$1,201	$1,190,511

Sedgwick Claims Management Services, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	3,417	3,412,630

		$4,603,141

Metals & Mining — 0.8%

Big River Steel, LLC, Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,669	$2,689,370

GrafTech Finance, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	6,468	6,476,215

		$9,165,585

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services — 1.5%

AlixPartners, LLP, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$2,379	$2,385,728

Asurion, LLC, Term Loan – Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	15,010	15,338,344

		$17,724,072

Technology — 2.1%

Applied Systems, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$4,810	$4,814,973

EIG Investors Corp., Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	4,341	4,350,018

Infor (US), Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	5,475	5,481,844

Solera, LLC, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	3,450	3,457,251

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	1,093	1,095,437

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	1,594	1,597,429

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	780	781,740

Veritas Bermuda, Ltd., Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	3,345	3,144,728

		$24,723,420

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$2,699	$2,686,513

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	1,640	1,650,250

		$4,336,763

Utility — 0.2%

TEX Operations Co., LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$1,074	$1,076,416

Vistra Operations Company, LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	518	519,792

Vistra Operations Company, LLC, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	423	424,555

		$2,020,763

Total Senior Floating-Rate Loans (identified cost $104,061,450)		$104,549,837

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.0%
Security	Shares	Value

Consumer Products — 0.0%(12)

HF Holdings, Inc.(13)(14)(15)	13,600	$33,592

		$33,592

Energy — 0.2%

Ascent CNR Corp., Class A(13)(14)(15)	6,273,462	$2,007,508

Nine Point Energy Holdings, Inc.(13)(14)(15)	31,737	35,228

		$2,042,736

Gaming — 0.1%

Caesars Entertainment Corp.(13)	153,567	$1,437,387

New Cotai Participation Corp., Class B(13)(14)(15)	7	10,416

		$1,447,803

Healthcare — 0.5%

Bausch Health Cos., Inc.(13)	90,000	$2,078,100

Centene Corp.(13)	40,000	2,062,400

Surgery Partners, Inc.(13)	120,000	1,299,600

		$5,440,100

Metals & Mining — 0.2%

Constellium N.V., Class A(13)	275,000	$2,568,500

		$2,568,500

Total Common Stocks (identified cost $14,274,081)		$11,532,731

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%

Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(13)(14)(15)	591	$867,570

		$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 0.8%
Security	Principal Amount/ Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(13)(15)	8,415,190	$0

		$0

Gaming — 0.8%

PGP Investors, LLC, Membership Interests(13)(14)(15)	30,326	$9,487,205

		$9,487,205

Technology — 0.0%

Avaya, Inc., Escrow Certificates(13)(15)	$695,000	$0

		$0

Total Miscellaneous (identified cost $2,678,042)		$9,487,205

Short-Term Investments — 3.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(16)	36,135,396	$36,135,396

Total Short-Term Investments (identified cost $36,135,197)		$36,135,396

Total Investments — 99.5% (identified cost $1,174,302,785)		$1,188,270,093

Less Unfunded Loan Commitments — (0.0)%(12)		$(229,000)

Net Investments — 99.5% (identified cost $1,174,073,785)		$1,188,041,093

Other Assets, Less Liabilities — 0.5%		$6,267,174

Net Assets — 100.0%		$1,194,308,267

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $646,510,398 or 54.1% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $11,059,943 or 0.9% of the Portfolio’s net assets.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(10)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	25,009,859	EUR	22,240,111	State Street Bank and Trust Company	7/31/19	$—	$(125,876)

USD	5,846,051	GBP	4,501,079	State Street Bank and Trust Company	7/31/19	—	(50,690)

						$—	$(176,566)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $1,137,938,588)	$1,151,905,697

Affiliated investment, at value (identified cost, $36,135,197)	36,135,396

Cash	389,537

Interest receivable	17,771,309

Dividends receivable from affiliated investment	66,842

Receivable for investments sold	2,141,721

Total assets	$1,208,410,502

Liabilities

Payable for investments purchased	$8,925,022

Payable for when-issued securities	4,337,000

Payable for open forward foreign currency exchange contracts	176,566

Payable to affiliates:

Investment adviser fee	450,226

Trustees’ fees	5,461

Accrued expenses	207,960

Total liabilities	$14,102,235

Net Assets applicable to investors’ interest in Portfolio	$1,194,308,267

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$37,614,177

Dividends	17,325

Dividends from affiliated investment	382,540

Total investment income	$38,014,042

Expenses

Investment adviser fee	$2,804,551

Trustees’ fees and expenses	32,709

Custodian fee	166,054

Legal and accounting services	48,636

Miscellaneous	17,310

Total expenses	$3,069,260

Net investment income	$34,944,782

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(14,484,923)

Investment transactions — affiliated investment	215

Foreign currency transactions	(20,797)

Forward foreign currency exchange contracts	898,247

Net realized loss	$(13,607,258)

Change in unrealized appreciation (depreciation) —

Investments	$29,223,590

Investments — affiliated investment	2,024

Foreign currency	13,069

Forward foreign currency exchange contracts	(361,377)

Net change in unrealized appreciation (depreciation)	$28,877,306

Net realized and unrealized gain	$15,270,048

Net increase in net assets from operations	$50,214,830

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$34,944,782	$89,265,357

Net realized gain (loss)	(13,607,258)	6,330,923

Net change in unrealized appreciation (depreciation)	28,877,306	(85,828,286)

Net increase in net assets from operations	$50,214,830	$9,767,994

Capital transactions —

Contributions	$34,844,180	$81,525,050

Withdrawals	(263,852,904)	(483,089,422)

Net decrease in net assets from capital transactions	$(229,008,724)	$(401,564,372)

Net decrease in net assets	$(178,793,894)	$(391,796,378)

Net Assets

At beginning of period	$1,373,102,161	$1,764,898,539

At end of period	$1,194,308,267	$1,373,102,161

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.51	%(2)	0.48%	0.48%	0.48%	0.52%	0.52%

Net investment income	5.78	%(2)	5.61%	5.61%	5.61%	5.58%	5.72%

Portfolio Turnover	12	%(3)	39%	42%	39%	38%	44%

Total Return	4.64	%(3)	0.59%	8.13%	7.74%	0.82%	6.88%

Net assets, end of period (000’s omitted)	$1,194,308		$1,373,102	$1,764,899	$1,876,636	$1,288,137	$1,039,764

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 79.4% and 20.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

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Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

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High Income Opportunities Portfolio

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Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $2,804,551 or 0.46% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $144,867,690 and $337,498,372, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,166,540,094

Gross unrealized appreciation	$44,108,123

Gross unrealized depreciation	(22,783,690)

Net unrealized appreciation	$21,324,433

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Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2019, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508

HF Holdings, Inc.	10/27/09	13,600	730,450	33,592

New Cotai Participation Corp., Class B	4/12/13	7	216,125	10,416

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	35,228

Total Common Stocks			$2,407,230	$2,086,744

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,958,153	$9,487,205

Total Miscellaneous			$2,958,153	$9,487,205

Total Restricted Securities			$5,956,383	$12,441,519

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $176,566. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

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High Income Opportunities Portfolio

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Notes to Financial Statements (Unaudited) — continued

against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(176,566	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(176,566)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

State Street Bank and Trust Company	$(176,566)	$—	$—	$—	$(176,566)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$898,247	$(361,377)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $38,523,000.

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Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,025,697,354	$—	$1,025,697,354

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	104,320,837	—	104,320,837

Common Stocks	9,445,987	—	2,086,744	11,532,731

Convertible Preferred Stocks	—	—	867,570	867,570

Miscellaneous	—	—	9,487,205	9,487,205

Short-Term Investments	—	36,135,396	—	36,135,396

Total Investments	$9,445,987	$1,166,153,587	$12,441,519	$1,188,041,093

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(176,566)	$—	$(176,566)

Total	$—	$(176,566)	$—	$(176,566)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

34

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

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Eaton Vance

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Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

36

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

37

Eaton Vance

High Income Opportunities Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.19

Eaton Vance

Multi-Asset Credit Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Multi-Asset Credit Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Performance1,2

Portfolio Managers Justin H. Bourgette, CFA, John Redding and Kelley G. Baccei of Eaton Vance Management; Jeffrey D. Mueller of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	3.60%	3.57%	4.27%	4.03%
Class A with 4.75% Maximum Sales Charge	—	—	–1.33	–1.32	3.27	3.35
Class C at NAV	10/31/2011	10/31/2011	3.18	3.37	3.59	3.31
Class C with 1% Maximum Sales Charge	—	—	2.18	2.37	3.59	3.31
Class I at NAV	10/31/2011	10/31/2011	3.74	4.42	4.64	4.36
S&P/LSTA Leveraged Loan Index	—	—	2.09%	4.24%	3.93%	4.77%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	5.49	5.29	2.57	2.49
MSCI ACWI Index	—	—	9.37	5.06	6.96	9.48
Blended Index	—	—	3.78	5.40	4.50	5.91

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.12%	2.87%	1.87%
Net				1.00	1.75	0.75

Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of investments)4,5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Developed Markets High Yield ex-Subordinated Financial Index — Hedged USD is an unmanaged index of global developed market below investment grade corporate bonds, USD hedged. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P/LSTA Leveraged Loan Index and 50% ICE BofAML Developed Markets High Yield ex-Subordinated Financial Index — Hedged USD, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective September 15, 2018, the Fund changed its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. The Fund also changed its primary benchmark to the S&P/LSTA Leveraged Loan Index to reflect the Fund’s revised investment strategy. Prior to September 15, 2018, the Fund was a “fund-of- funds” and invested primarily among other investment companies managed by Eaton Vance and its affiliates that invested in various asset classes.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2019, the Fund is managed by Justin H. Bourgette, John Redding, Kelley G. Baccei and Jeffrey D. Mueller.

3

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.00	$5.05	**	1.00%
Class C	$1,000.00	$1,031.80	$8.82	**	1.75%
Class I	$1,000.00	$1,037.40	$3.79	**	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	**	1.00%
Class C	$1,000.00	$1,016.10	$8.75	**	1.75%
Class I	$1,000.00	$1,021.10	$3.76	**	0.75%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 37.4%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.8%

Bombardier, Inc., 6.00%, 10/15/22(1)		121	$121,681

Bombardier, Inc., 6.125%, 1/15/23(1)		29	29,036

Bombardier, Inc., 7.875%, 4/15/27(1)		22	22,165

TransDigm, Inc., 6.25%, 3/15/26(1)		43	44,881

TransDigm, Inc., 6.50%, 7/15/24		55	55,928

TransDigm, Inc., 7.50%, 3/15/27(1)		12	12,405

			$286,096

Automotive — 0.9%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		45	$47,083

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		270	279,450

			$326,533

Building and Development — 2.2%

ADLER Real Estate AG, 1.875%, 4/27/23(2)	EUR	200	$226,911

AT Securities B.V., 5.25% to 7/21/23(2)(3)(4)		250	240,156

Builders FirstSource, Inc., 5.625%, 9/1/24(1)		18	18,112

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		54	54,000

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		106	106,795

Standard Industries, Inc., 6.00%, 10/15/25(1)		100	104,896

			$750,870

Business Equipment and Services — 2.2%

CMA CGM SA, 6.50%, 7/15/22(2)	EUR	125	$133,646

EIG Investors Corp., 10.875%, 2/1/24		200	214,750

KAR Auction Services, Inc., 5.125%, 6/1/25(1)		89	89,445

La Financiere Atalian SA, 5.125%, 5/15/25(2)	EUR	100	84,400

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		27	28,507

Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(2)	GBP	150	204,598

			$755,346

Cable and Satellite Television — 1.4%

Cablevision Systems Corp., 5.875%, 9/15/22		200	$208,500

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		150	157,081

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(2)	EUR	100	116,894

			$482,475

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.9%

Monitchem HoldCo 2 SA, 6.875%, 6/15/22(2)	EUR	200	$215,625

Monitchem HoldCo 3 SA, 5.25%, 6/15/21(2)	EUR	100	112,999

			$328,624

Clothing / Textiles — 0.4%

PrestigeBidCo GmbH, 6.25%, 12/15/23(2)	EUR	100	$118,973

William Carter Co. (The), 5.625%, 3/15/27(1)		16	16,600

			$135,573

Commercial Services — 1.0%

Verisure Holding AB, 3.50%, 5/15/23(2)	EUR	300	$350,510

			$350,510

Consumer Products — 0.0%(5)

Central Garden & Pet Co., 5.125%, 2/1/28		5	$4,763

			$4,763

Containers and Glass Products — 0.9%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 5/15/24(2)	EUR	100	$118,619

Berry Global, Inc., 4.50%, 2/15/26(1)		64	62,240

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		125	129,453

			$310,312

Distribution & Wholesale — 0.7%

Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(6)	EUR	103	$115,951

Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(2)(6)	EUR	100	112,874

			$228,825

Diversified Financial Services — 1.0%

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)		200	$208,346

Louvre Bidco SAS, 4.25%, 9/30/24(2)	EUR	125	139,367

			$347,713

Drugs — 1.4%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		16	$17,470

Bausch Health Cos, Inc., 5.50%, 3/1/23(1)		50	50,375

Bausch Health Cos, Inc., 5.75%, 8/15/27(1)		8	8,356

Bausch Health Cos, Inc., 5.875%, 5/15/23(1)		60	60,687

Bausch Health Cos, Inc., 6.125%, 4/15/25(1)		50	50,750

5	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Bausch Health Cos, Inc., 9.00%, 12/15/25(1)		100	$111,125

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		200	204,500

			$503,263

Ecological Services and Equipment — 0.8%

GFL Environmental, Inc., 5.375%, 3/1/23(1)		70	$68,425

GFL Environmental, Inc., 8.50%, 5/1/27(1)		150	156,562

Waste Pro USA, Inc., 5.50%, 2/15/26(1)		49	49,000

			$273,987

Electric Utilities — 0.6%

Drax Finco PLC, 6.625%, 11/1/25(1)		200	$202,500

			$202,500

Electronics / Electrical — 1.7%

Dell, Inc., 7.10%, 4/15/28		200	$221,000

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(2)	EUR	275	318,926

Energizer Holdings, Inc., 7.75%, 1/15/27(1)		15	16,294

Infor (US), Inc., 6.50%, 5/15/22		50	51,078

			$607,298

Entertainment — 0.4%

CPUK Finance, Ltd., 4.875%, 2/28/47(2)	GBP	100	$131,675

			$131,675

Financial Intermediaries — 0.1%

First Data Corp., 5.75%, 1/15/24(1)		50	$51,719

			$51,719

Food Products — 0.9%

Dole Food Co., Inc., 7.25%, 6/15/25(1)		100	$93,500

Post Holdings, Inc., 5.50%, 3/1/25(1)		100	102,750

Post Holdings, Inc., 5.625%, 1/15/28(1)		25	25,389

US Foods, Inc., 5.875%, 6/15/24(1)		75	76,969

			$298,608

Forest Products — 0.3%

Smurfit Kappa Acquisitions ULC, 2.875%, 1/15/26(2)	EUR	100	$118,811

			$118,811

Security		Principal Amount* (000’s omitted)	Value

Health Care — 2.6%

Centene Corp., 6.125%, 2/15/24		100	$104,875

HCA, Inc., 5.875%, 2/1/29		19	20,472

HCA, Inc., 7.69%, 6/15/25		200	229,000

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		140	151,886

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		47	47,362

Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22(1)(7)		176	175,780

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)		90	94,725

WellCare Health Plans, Inc., 5.25%, 4/1/25		51	52,849

WellCare Health Plans, Inc., 5.375%, 8/15/26(1)		9	9,448

			$886,397

Industrial Equipment — 0.8%

Colfax Escrow Corp., 6.00%, 2/15/24(1)		10	$10,425

Colfax Escrow Corp., 6.375%, 2/15/26(1)		16	16,960

Wittur International Holding GmbH, 8.50%, 2/15/23(2)	EUR	210	241,925

			$269,310

Insurance — 0.6%

Ardonagh Midco 3 PLC, 8.375%, 7/15/23(2)	GBP	100	$109,730

Hub International, Ltd., 7.00%, 5/1/26(1)		100	101,125

			$210,855

Internet Software & Services — 0.2%

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		100	$70,000

			$70,000

Leisure Goods / Activities / Movies — 0.6%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26		50	$46,625

Mattel, Inc., 6.75%, 12/31/25(1)		44	44,124

Viking Cruises, Ltd., 5.875%, 9/15/27(1)		125	124,687

			$215,436

Lodging and Casinos — 2.1%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(1)		35	$35,744

Eldorado Resorts, Inc., 6.00%, 9/15/26		120	125,100

ESH Hospitality, Inc., 5.25%, 5/1/25(1)		80	80,500

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		50	52,500

Golden Nugget, Inc., 8.75%, 10/1/25(1)		175	183,750

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)		100	105,375

6	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	135	$138,037

		$721,006

Manufacturing — 0.2%

Novelis Corp., 6.25%, 8/15/24(1)	50	$52,188

		$52,188

Nonferrous Metals / Minerals — 0.4%

Eldorado Gold Corp., 6.125%, 12/15/20(1)	152	$151,620

		$151,620

Oil and Gas — 4.5%

Aker BP ASA, 6.00%, 7/1/22(1)	150	$155,025

Antero Resources Corp., 5.625%, 6/1/23	50	50,765

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	107	104,860

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	57	62,700

Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp.,, 6.875%, 2/1/25	50	50,438

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	50	54,000

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	75	74,344

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	42	44,940

Gulfport Energy Corp., 6.625%, 5/1/23	50	48,375

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	50	50,625

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	50	46,000

Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	250	253,125

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	50	50,687

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	50	51,687

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	75	77,531

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	50	48,688

SM Energy Co., 6.75%, 9/15/26	50	48,125

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	75	76,781

Tervita Escrow Corp., 7.625%, 12/1/21(1)	86	87,505

Transocean, Inc., 7.25%, 11/1/25(1)	50	49,688

Whiting Petroleum Corp., 6.625%, 1/15/26	22	21,973

WPX Energy, Inc., 6.00%, 1/15/22	50	52,250

		$1,560,112

Security		Principal Amount* (000’s omitted)	Value

Pharmaceuticals — 0.3%

Rossini S.a.r.l., 6.75%, 10/30/25(2)	EUR	100	$121,329

			$121,329

Pipelines — 0.5%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		27	$27,708

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)		23	22,943

EnLink Midstream, LLC, 5.375%, 6/1/29		21	21,106

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/23		58	58,290

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)		11	11,811

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)		16	17,320

			$159,178

Publishing — 0.5%

Laureate Education, Inc., 8.25%, 5/1/25(1)		150	$163,125

			$163,125

Retailers (Except Food and Drug) — 0.4%

Party City Holdings, Inc., 6.625%, 8/1/26(1)		125	$124,221

			$124,221

Road & Rail — 0.3%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		100	$101,250

			$101,250

Software and Services — 0.2%

Camelot Finance SA, 7.875%, 10/15/24(1)		66	$69,795

			$69,795

Steel — 0.1%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		50	$51,750

			$51,750

Surface Transport — 1.4%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(2)	GBP	200	$238,044

DAE Funding, LLC, 5.25%, 11/15/21(1)		138	142,485

XPO Logistics, Inc., 6.125%, 9/1/23(1)		30	30,750

XPO Logistics, Inc., 6.50%, 6/15/22(1)		75	76,969

			$488,248

7	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 3.1%

Altice Luxembourg SA, 7.75%, 5/15/22(1)		200	$204,250

CenturyLink, Inc., 5.80%, 3/15/22		135	139,399

CommScope Technologies, LLC, 5.00%, 3/15/27(1)		87	81,454

CommScope, Inc., 5.00%, 6/15/21(1)		100	100,375

CommScope, Inc., 8.25%, 3/1/27(1)		98	106,085

Sprint Capital Corp., 6.875%, 11/15/28		42	40,294

Sprint Communications, Inc., 6.00%, 11/15/22		50	50,437

Sprint Corp., 7.875%, 9/15/23		100	104,250

T-Mobile USA, Inc., 4.50%, 2/1/26		80	80,633

Telecom Italia SpA, 4.00%, 4/11/24(2)	EUR	135	159,000

			$1,066,177

Total Corporate Bonds & Notes (identified cost $12,800,480)			$12,977,498

Senior Floating-Rate Loans — 39.9%(8)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.8%

Dynasty Acquisition Co., Inc., Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing 4/6/26		65	$65,467

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23		218	218,005

			$283,472

Automotive — 0.7%

Dayco Products, LLC, Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23		99	$97,700

Garrett LX III S.a.r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 9/27/25	EUR	75	84,085

Tower Automotive Holdings USA, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 3/7/24		62	61,541

			$243,326

Building and Development — 1.7%

Core & Main L.P., Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing 8/1/24		100	$100,152

DTZ U.S. Borrower, LLC, Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/21/25		200	199,957

Quikrete Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 11/15/23		100	99,600

Werner FinCo L.P., Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing 7/24/24		99	96,391

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

WireCo WorldGroup, Inc., Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing 9/30/23		99	$99,534

			$595,634

Business Equipment and Services — 2.9%

AlixPartners, LLP, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24		100	$100,031

Camelot UK Holdco Limited, Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 10/3/23		97	97,185

First Data Corporation, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 4/26/24		175	175,176

IG Investment Holdings, LLC, Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing 5/23/25(9)		99	99,374

Kronos Incorporated, Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing 11/1/23		249	249,321

KUEHG Corp., Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing 2/21/25		99	99,473

Pre-Paid Legal Services, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 5/1/25		100	99,833

Spin Holdco, Inc., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 11/14/22		99	98,333

			$1,018,726

Cable and Satellite Television — 2.3%

Numericable Group S.A., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 7/31/25		99	$96,760

Telenet International Finance S.a.r.l., Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing 12/15/27	EUR	100	111,917

UPC Financing Partnership, Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing 1/15/26		200	200,306

Virgin Media Bristol, LLC, Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing 1/15/26		200	200,703

Ziggo Secured Finance Partnership, Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing 4/15/25		200	198,536

			$808,222

Chemicals and Plastics — 3.4%

Axalta Coating Systems US Holdings, Inc., Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24		149	$148,274

Ferro Corporation, Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		101	100,922

Ferro Corporation, Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		99	98,774

H.B. Fuller Company, Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24		94	93,240

8	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Kraton Polymers, LLC, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 3/5/25		93	$92,777

Messer Industries GmbH, Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 3/1/26	EUR	75	84,199

Polar US Borrower, LLC, Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing 10/15/25		200	200,742

PQ Corporation, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing 2/8/25		100	100,089

Starfruit Finco B.V., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing 10/1/25	EUR	75	84,459

Tronox Finance, LLC, Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 9/23/24		95	95,659

Univar, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 7/1/24		82	82,481

			$1,181,616

Containers and Glass Products — 0.3%

Berry Global, Inc., Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing 1/6/21		100	$100,010

			$100,010

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc., Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing 5/15/23		100	$96,500

			$96,500

Drugs — 1.6%

Bausch Health Companies, Inc., Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25		190	$190,561

Endo Luxembourg Finance Company I S.a.r.l., Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing 4/29/24		99	98,621

Horizon Pharma, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/24		63	63,748

Jaguar Holding Company II, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/22		198	197,621

			$550,551

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 5/30/25		50	$49,322

			$49,322

Electronics / Electrical — 6.1%

Avast Software B.V., Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing 9/30/23		51	$51,355

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

BMC Software Finance, Inc., Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing 10/2/25		100	$99,276

Cypress Semiconductor Corporation, Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing 7/5/21		89	89,311

Epicor Software Corporation, Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing 6/1/22		150	150,199

Go Daddy Operating Company, LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 2/15/24		198	199,054

Hyland Software, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 7/1/24		199	200,850

Infor (US), Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22		200	200,250

Informatica, LLC, Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/5/22		199	200,387

MA FinanceCo., LLC, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24		19	18,559

MACOM Technology Solutions Holdings, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 5/17/24		99	94,094

Seattle Spinco, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24		126	125,341

SolarWinds Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24		199	199,819

Tibco Software, Inc., Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 12/4/20		199	200,013

Uber Technologies, Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23		99	99,309

Western Digital Corporation, Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing 4/29/23		199	198,062

			$2,125,879

Financial Intermediaries — 0.2%

Evergood 4 ApS, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 2/6/25	EUR	75	$84,567

			$84,567

Food Products — 1.6%

CHG PPC Parent, LLC, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing 3/30/25	EUR	100	$113,422

HLF Financing S.a.r.l., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25		150	150,372

JBS USA Lux S.A., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 10/30/22		170	170,155

JBS USA Lux S.A., Term Loan, Maturing 4/25/26(10)		125	125,424

			$559,373

9	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service — 0.6%

1011778 B.C. Unlimited Liability Company, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 2/16/24	200	$200,000

		$200,000

Food / Drug Retailers — 0.6%

Albertsons, LLC, Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing 12/21/22	198	$199,043

		$199,043

Health Care — 3.1%

ADMI Corp., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 4/30/25	99	$98,754

Avantor, Inc., Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing 11/21/24	94	94,964

CHG Healthcare Services, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 6/7/23	100	100,186

CPI Holdco, LLC, Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing 3/21/24	99	99,365

MPH Acquisition Holdings, LLC, Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	193	191,285

National Mentor Holdings, Inc., Term Loan, Maturing 3/9/26(10)	94	94,520

National Mentor Holdings, Inc., Term Loan, Maturing 3/9/26(10)	6	5,871

Ortho-Clinical Diagnostics S.A., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 6/30/25	98	96,331

Press Ganey Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	199	199,781

U.S. Anesthesia Partners, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 6/23/24	99	99,366

		$1,080,423

Home Furnishings — 0.3%

Bright Bidco B.V., Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing 6/30/24(9)	99	$75,175

Hillman Group, Inc. (The), Term Loan, Maturing 5/31/25(10)	14	13,834

		$89,009

Industrial Equipment — 2.4%

Apex Tool Group, LLC, Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing 2/1/22	98	$97,217

DexKo Global, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 7/24/24	99	99,124

EWT Holdings III Corp., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 12/20/24	149	149,611

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Filtration Group Corporation, Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25		100	$100,097

Gardner Denver, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 7/30/24		195	195,414

Gates Global, LLC, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 4/1/24		99	99,554

Wittur GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing 3/31/22	EUR	75	84,841

			$825,858

Insurance — 2.4%

AmWINS Group, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 1/25/24		150	$149,604

Asurion, LLC, Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 8/4/22		159	159,421

Asurion, LLC, Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		275	281,016

Hub International, Ltd., Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing 4/25/25(9)		150	148,326

USI, Inc., Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing 5/16/24		99	98,599

			$836,966

Leisure Goods / Activities / Movies — 1.8%

Ancestry.com Operations, Inc., Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing 10/19/23		100	$100,375

Crown Finance US, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 2/28/25		143	142,394

Delta 2 (LUX) S.a.r.l., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/24		200	197,500

Lindblad Expeditions, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 3/21/25		20	19,986

Lindblad Expeditions, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 3/21/25		79	79,946

SRAM, LLC, Term Loan, 5.33%, (3 mo. USD LIBOR + 2.75%), Maturing 3/15/24		90	90,548

			$630,749

Lodging and Casinos — 1.7%

CityCenter Holdings, LLC, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/18/24		149	$148,890

Four Seasons Hotels Limited, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23		99	99,340

Golden Nugget, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/4/23		150	150,144

Stars Group Holdings B.V. (The), Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25		194	195,038

			$593,412

10	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 1.4%

CITGO Petroleum Corporation, Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing 7/29/21	199	$199,561

MEG Energy Corp., Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 12/31/23	171	169,990

PSC Industrial Holdings Corp., Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing 10/3/24	99	98,626

		$468,177

Publishing — 0.2%

Harland Clarke Holdings Corp., Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing 11/3/23	96	$84,317

		$84,317

Radio and Television — 0.1%

iHeartCommunications, Inc., Term Loan, 0.00%, Maturing 7/30/19(11)	32	$23,720

iHeartCommunications, Inc., Term Loan, 0.00%, Maturing 1/30/20(11)	16	11,913

		$35,633

Retailers (Except Food and Drug) — 0.7%

BJ’s Wholesale Club, Inc., Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 2/3/24	100	$100,342

Harbor Freight Tools USA, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/23	50	49,735

Hoya Midco, LLC, Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 6/30/24	98	97,829

		$247,906

Steel — 0.6%

GrafTech Finance, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	94	$94,418

Zekelman Industries, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 6/14/21	98	98,110

		$192,528

Surface Transport — 0.1%

1199169 B.C. Unlimited Liability Company, Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing 4/6/26	35	$35,197

		$35,197

Telecommunications — 0.7%

CenturyLink, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	99	$98,781

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

eircom Finco S.a.r.l., Term Loan, Maturing 4/19/24(10)	EUR	125	$140,211

			$238,992

Utilities — 1.2%

Brookfield WEC Holdings, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 8/1/25		100	$100,483

Calpine Corporation, Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing 1/15/24		149	149,243

Talen Energy Supply, LLC, Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing 7/15/23		150	150,070

			$399,796

Total Senior Floating-Rate Loans (identified cost $13,775,608)			$13,855,204

Asset-Backed Securities — 7.4%
Security		Principal Amount (000’s omitted)	Value

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 9.159%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(6)		$250	$246,545

BlueMountain CLO, Ltd.

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(6)		250	238,636

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(6)		250	236,002

Series 2015-5A, Class DR, 9.292%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(6)		250	247,862

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		64	64,995

Consumer Loan Underlying Bond Credit Trust

Series 2017-P1, Class A, 2.42%, 9/15/23(1)		1	1,327

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)		54	54,032

Neuberger Berman CLO XIV, Ltd.

Series 2013-14A, Class ER, 9.032%, (3 mo. USD LIBOR + 6.45%), 1/28/30(1)(6)		250	244,215

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(6)		250	238,604

NRZ Excess Spread-Collateralized Notes

Series 2018-PLS1, Class A, 3.193%, 1/25/23(1)		143	142,803

11	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

OneMain Financial Issuance Trust

Series 2015-1A, Class A, 3.19%, 3/18/26(1)	$2	$2,286

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(6)	250	239,235

Pnmac Gmsr Issuer Trust

Series 2018-GT2, Class A, 5.127%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(6)	117	117,503

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(6)	250	245,885

Sierra Timeshare Receivables Funding, LLC

Series 2015-1A, Class B, 3.05%, 3/22/32(1)	15	15,407

Voya CLO, Ltd.

Series 2016-3A, Class DR, 8.681%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(6)	250	238,980

Total Asset-Backed Securities (identified cost $2,575,923)		$2,574,317

Commercial Mortgage-Backed Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.973%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(6)	$100	$100,164

COMM Mortgage Trust

Series 2015-CR22, Class D, 4.255%, 3/10/48(1)(12)	100	95,911

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.547%, 8/15/46(1)(12)	150	151,563

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	150,121

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 4.684%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(6)	100	99,126

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.694%, 9/15/58(12)	100	102,799

Total Commercial Mortgage-Backed Securities (identified cost $699,300)		$699,684

Collateralized Mortgage Obligations — 2.3%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes

Series 2017-DNA2, Class M2, 5.927%, (1 mo. USD LIBOR + 3.45%), 10/25/29(6)		$400	$433,803

Series 2017-DNA3, Class M2, 4.977%, (1 mo. USD LIBOR + 2.50%), 3/25/30(6)		150	154,693

Federal National Mortgage Association Connecticut Avenue Securities

Series 2017-C03, Class 1M2, 5.477%, (1 mo. USD LIBOR + 3.00%), 10/25/29(6)		200	212,612

Total Collateralized Mortgage Obligations (identified cost $766,839)			$801,108

Foreign Government Bonds — 5.2%
Security		Principal Amount* (000’s omitted)	Value

Albania — 0.7%

Republic of Albania, 3.50%, 10/9/25(2)	EUR	200	$238,662

Total Albania			$238,662

Argentina — 0.4%

Republic of Argentina, 5.00%, 1/15/27(2)	EUR	200	$151,730

Total Argentina			$151,730

Costa Rica — 0.5%

Costa Rica Government International Bond, 9.20%, 2/21/24(2)		152	$157,875

Total Costa Rica			$157,875

Egypt — 0.6%

Arab Republic of Egypt, 4.75%, 4/16/26(2)	EUR	200	$220,462

Total Egypt			$220,462

El Salvador — 0.6%

Republic of El Salvador, 7.65%, 6/15/35(2)		200	$207,750

Total El Salvador			$207,750

Honduras — 0.6%

Republic of Honduras, 7.50%, 3/15/24(2)		200	$219,000

Total Honduras			$219,000

12	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Indonesia — 0.5%

Republic of Indonesia, 2.625%, 6/14/23(2)	EUR	150	$180,391

Total Indonesia			$180,391

Macedonia — 0.7%

Republic of Macedonia, 2.75%, 1/18/25(2)	EUR	200	$234,015

Total Macedonia			$234,015

Sri Lanka — 0.6%

Republic of Sri Lanka, 5.75%, 4/18/23(2)		200	$196,651

Total Sri Lanka			$196,651

Total Foreign Government Bonds (identified cost $1,803,057)			$1,806,536

Exchange-Traded Funds — 0.9%
Security		Shares	Value

Fixed - Income Funds

iShares iBoxx High Yield Corporate Bond ETF		3,400	$295,596

Total Exchange-Traded Funds (identified cost $295,392)			$295,596

Short-Term Investments — 4.5%
Description	Units		Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(13)		1,549,378	$1,549,378

Total Short-Term Investments (identified cost $1,549,378)			$1,549,378

Total Investments — 99.6% (identified cost $34,265,977)			$34,559,321

Other Assets, Less Liabilities — 0.4%			$142,328

Net Assets — 100.0%			$34,701,649

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $9,690,332 or 27.9% of the Fund’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $5,790,624 or 16.7% of the Fund’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Amount is less than 0.05%.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

13	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	84,767	EUR	74,469	State Street Bank and Trust Company	5/31/19	$1,040	$—

USD	447,788	EUR	396,957	State Street Bank and Trust Company	5/31/19	1,482	—

USD	112,923	EUR	100,000	State Street Bank and Trust Company	6/28/19	217	—

EUR	150,750	USD	169,524	State Street Bank and Trust Company	7/31/19	854	—

EUR	145,935	USD	164,494	State Street Bank and Trust Company	7/31/19	441	—

USD	2,819,260	EUR	2,507,038	State Street Bank and Trust Company	7/31/19	—	(14,190)

USD	168,667	EUR	149,988	State Street Bank and Trust Company	7/31/19	—	(849)

USD	570,473	GBP	439,227	State Street Bank and Trust Company	7/31/19	—	(4,947)

USD	1,034,572	EUR	920,403	Bank of America, N.A.	8/2/19	—	(5,839)

						$4,034	$(25,825)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Receives	Fund Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	$500	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	$28,377

					$28,377

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $32,716,599)	$33,009,943

Affiliated investment, at value (identified cost, 1,549,378)	1,549,378

Cash	447,408

Interest receivable	282,123

Dividends receivable from affiliated investment	3,035

Receivable for investments sold	333,833

Receivable for Fund shares sold	43,751

Receivable for open forward foreign currency exchange contracts	4,034

Receivable for open swap contracts	28,377

Receivable from affiliate	21,715

Total assets	$35,723,597

Liabilities

Payable for investments purchased	$735,353

Payable for Fund shares redeemed	302

Payable for open forward foreign currency exchange contracts	25,825

Due to custodian — foreign currency, at value (identified cost, $200,341)	200,444

Payable to affiliates:

Investment adviser and administration fee	17,193

Distribution and service fees	581

Trustees’ fees	133

Accrued expenses	42,117

Total liabilities	$1,021,948

Net Assets	$34,701,649

Sources of Net Assets

Paid-in capital	$37,416,472

Accumulated loss	(2,714,823)

Total	$34,701,649

Class A Shares

Net Assets	$1,410,646

Shares Outstanding	131,327

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.74

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.28

Class C Shares

Net Assets	$360,481

Shares Outstanding	33,521

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.75

Class I Shares

Net Assets	$32,930,522

Shares Outstanding	3,058,456

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest income	$767,897

Dividends	4,003

Dividends from affiliated investment	25,010

Total investment income	$796,910

Expenses

Investment adviser and administration fee	$84,181

Distribution and service fees

Class A	1,415

Class C	2,596

Trustees’ fees and expenses	890

Custodian fee	43,607

Transfer and dividend disbursing agent fees	2,982

Legal and accounting services	36,620

Printing and postage	10,777

Registration fees	31,192

Miscellaneous	7,529

Total expenses	$221,789

Deduct —

Allocation of expenses to affiliate	$114,755

Total expense reductions	$114,755

Net expenses	$107,034

Net investment income	$689,876

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$84,957

Investment transactions — affiliated investment	768

Swap contracts	23,723

Foreign currency transactions	(7,681)

Forward foreign currency exchange contracts	151,115

Net realized gain	$252,882

Change in unrealized appreciation (depreciation) —

Investments	$463,612

Investments — affiliated investment	54

Swap contracts	28,377

Foreign currency	10,662

Forward foreign currency exchange contracts	(37,492)

Net change in unrealized appreciation (depreciation)	$465,213

Net realized and unrealized gain	$718,095

Net increase in net assets from operations	$1,407,971

16	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$689,876	$704,118

Net realized gain	252,882	1,830,252

Net change in unrealized appreciation (depreciation)	465,213	(2,018,248)

Net increase in net assets from operations	$1,407,971	$516,122

Distributions to shareholders —

Class A	$(28,588)	$(568,850)

Class C	(9,244)	(26,640)

Class I	(666,666)	(473,452)

Total distributions to shareholders	$(704,498)	$(1,068,942)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$381,905	$834,808

Class C	10,000	21,446

Class I	15,655,004	7,339,721

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	27,636	568,850

Class C	9,182	26,418

Class I	666,649	376,976

Cost of shares redeemed

Class A	(242,730)	(25,580,000)

Class C	(159,614)	(702,952)

Class I	(1,729,381)	(2,678,902)

Net asset value of shares converted

Class A	194,859	—

Class C	(194,859)	—

Net increase (decrease) in net assets from Fund share transactions	$14,618,651	$(19,793,635)

Net increase (decrease) in net assets	$15,322,124	$(20,346,455)

Net Assets

At beginning of period	$19,379,525	$39,725,980

At end of period	$34,701,649	$19,379,525

17	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$10.620		$10.830		$10.030		$9.870		$10.090		$10.060

Income (Loss) From Operations

Net investment income(1)	$0.252		$0.216		$0.142		$0.162		$0.210		$0.277

Net realized and unrealized gain (loss)	0.123		(0.118)		0.860		0.332		(0.133)		0.024

Total income from operations	$0.375		$0.098		$1.002		$0.494		$0.077		$0.301

Less Distributions

From net investment income	$(0.255)		$(0.308)		$(0.202)		$(0.163)		$(0.292)		$(0.271)

From net realized gain	—		—		—		(0.072)		(0.005)		—

Tax return of capital	—		—		—		(0.099)		—		—

Total distributions	$(0.255)		$(0.308)		$(0.202)		$(0.334)		$(0.297)		$(0.271)

Net asset value — End of period	$10.740		$10.620		$10.830		$10.030		$9.870		$10.090

Total Return(2)(3)	3.60	%(4)	0.89%		10.12%		5.26%		0.66%		3.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,411		$1,032		$25,477		$31,341		$38,285		$50,523

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.00	%(7)	1.08	%(8)(9)	1.08	%(8)(9)	1.17	%(8)(9)	1.23	%(8)(9)	1.23	%(8)(9)

Net investment income	4.80	%(7)	2.00%		1.37%		1.65%		2.08%		2.75%

Portfolio Turnover of the Fund	47	%(4)	113	%(10)	55	%(10)	49	%(10)	71	%(10)	100	%(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.84%, 0.22%, 0.14%, 0.20%, 0.18% and 0.23% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.01% and 0.03% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.27%, 0.18%, 0.13% and 0.15% of average daily net assets for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively).

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

18	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$10.620		$10.790		$9.990		$9.830		$10.070		$10.050

Income (Loss) From Operations

Net investment income(1)	$0.209		$0.159		$0.057		$0.087		$0.070		$0.151

Net realized and unrealized gain (loss)	0.124		(0.090)		0.866		0.336		(0.075)		0.077

Total income (loss) from operations	$0.333		$0.069		$0.923		$0.423		$(0.005)		$0.228

Less Distributions

From net investment income	$(0.203)		$(0.239)		$(0.123)		$(0.121)		$(0.230)		$(0.208)

From net realized gain	—		—		—		(0.072)		(0.005)		—

Tax return of capital	—		—		—		(0.070)		—		—

Total distributions	$(0.203)		$(0.239)		$(0.123)		$(0.263)		$(0.235)		$(0.208)

Net asset value — End of period	$10.750		$10.620		$10.790		$9.990		$9.830		$10.070

Total Return(2)(3)	3.18	%(4)	0.63%		9.33%		4.42%		(0.07)%		2.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$360		$693		$1,366		$1,526		$1,590		$506

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.75	%(7)	1.82	%(8)(9)	1.83	%(8)(9)	1.92	%(8)(9)	1.97	%(8)(9)	1.96	%(8)(9)

Net investment income	4.00	%(7)	1.48%		0.56%		0.89%		0.69%		1.50%

Portfolio Turnover of the Fund	47	%(4)	113	%(10)	55	%(10)	49	%(10)	71	%(10)	100	%(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.84%, 0.28%, 0.14%, 0.20%, 0.18% and 0.23% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.01% and 0.03% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.27%, 0.18%, 0.14% and 0.17% of average daily net assets for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively).

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

19	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$10.650		$10.820		$10.020		$9.860		$10.080		$10.060

Income (Loss) From Operations

Net investment income(1)	$0.266		$0.278		$0.153		$0.236		$0.234		$0.313

Net realized and unrealized gain (loss)	0.124		(0.093)		0.875		0.284		(0.131)		0.005

Total income from operations	$0.390		$0.185		$1.028		$0.520		$0.103		$0.318

Less Distributions

From net investment income	$(0.270)		$(0.355)		$(0.228)		$(0.179)		$(0.318)		$(0.298)

From net realized gain	—		—		—		(0.072)		(0.005)		—

Tax return of capital	—		—		—		(0.109)		—		—

Total distributions	$(0.270)		$(0.355)		$(0.228)		$(0.360)		$(0.323)		$(0.298)

Net asset value — End of period	$10.770		$10.650		$10.820		$10.020		$9.860		$10.080

Total Return(2)(3)	3.74	%(4)	1.72%		10.41%		5.43%		1.03%		3.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,931		$17,654		$12,883		$11,812		$20,507		$23,300

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.75	%(7)	0.81	%(8)(9)	0.83	%(8)(9)	0.92	%(8)(9)	0.98	%(8)(9)	0.98	%(8)(9)

Net investment income	5.05	%(7)	2.59%		1.47%		2.41%		2.31%		3.10%

Portfolio Turnover of the Fund	47	%(4)	113	%(10)	55	%(10)	49	%(10)	71	%(10)	100	%(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.84%, 0.33%, 0.14%, 0.20%, 0.18% and 0.23% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.01% and 0.03% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.27%, 0.18%, 0.13% and 0.15% of average daily net assets for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively).

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

20	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Asset Credit Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

21

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

22

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $3,250,705 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $30,778 are short-term and $3,219,927 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,293,915

Gross unrealized appreciation	$606,932

Gross unrealized depreciation	(334,940)

Net unrealized appreciation	$271,992

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the investment adviser and administration fee paid by the Fund on Investable Assets amounted to $84,181 or 0.61% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as acquired fund fees and expenses of unaffiliated funds, interest, taxes or litigation expenses) exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM and EVAIL were allocated $114,755 in total of the Fund’s operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $1,128 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $582 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms

23

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$26,187,256	$12,003,278

U.S. Government and Agency Securities	101,686	384,063

	$26,288,942	$12,387,341

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $1,415 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $1,947 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $649 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	36,006	77,200

Issued to shareholders electing to receive payments of distributions in Fund shares	2,616	52,839

Redemptions	(22,955)	(2,385,009)

Converted from Class C shares	18,502	—

Net increase (decrease)	34,169	(2,254,970)

24

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	946	1,967

Issued to shareholders electing to receive payments of distributions in Fund shares	873	2,457

Redemptions	(15,071)	(65,788)

Converted to Class A shares	(18,502)	—

Net decrease	(31,754)	(61,364)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,500,147	681,877

Issued to shareholders electing to receive payments of distributions in Fund shares	62,847	35,181

Redemptions	(162,344)	(249,846)

Net increase	1,400,650	467,212
At April 30, 2019, EVM, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 89.8% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk:  The Fund enters into total return swaps to enhance return.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $25,825. At April 30, 2019, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

25

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign exchange	Forward foreign currency exchange contracts	$4,034	(1)	$(25,825	)(2)

Interest rate	Total return swaps	28,377	(3)	—

Total Derivatives subject to master netting agreement		$32,411		$(25,825)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$28,377	$—	$—	$—	$28,377

State Street Bank and Trust Company	4,034	(4,034)	—	—	—

	$32,411	$(4,034)	$—	$—	$28,377

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(5,839)	$—	$—	$—	$(5,839)

State Street Bank and Trust Company	(19,986)	4,034	—	—	(15,952)

	$(25,825)	$4,034	$—	$—	$(21,791)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

26

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign exchange	Forward foreign currency exchange contracts	$151,115	$(37,492)

Interest rate	Total return swaps	23,723	28,377

Total		$174,838	$(9,115)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$4,604,000	$571,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $200,444. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2019. The Fund’s average overdraft advances during the six months ended April 30, 2019 were not significant.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

27

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$12,977,498	$—	$12,977,498

Senior Floating-Rate Loans	—	13,855,204	—	13,855,204

Asset-Backed Securities	—	2,574,317	—	2,574,317

Commercial Mortgage-Backed Securities	—	699,684	—	699,684

Collateralized Mortgage Obligations	—	801,108	—	801,108

Foreign Government Bonds	—	1,806,536	—	1,806,536

Exchange-Traded Funds	295,596	—	—	295,596

Short-Term Investments	—	1,549,378	—	1,549,378

Total Investments	$295,596	$34,263,725	$—	$34,559,321

Forward Foreign Currency Exchange Contracts	$—	$4,034	$—	$4,034

Swap Contracts	—	28,377	—	28,377

Total	$295,596	$34,296,136	$—	$34,591,732

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(25,825)	$—	$(25,825)

Total	$—	$(25,825)	$—	$(25,825)

28

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

29

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Multi-Asset Credit Fund (formerly Eaton Vance Multi-Strategy All Market Fund) (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contracts Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. The Board also considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors relevant to investing in credit-related investments, including fixed income, variable-rate, and floating-rate debt investments as well as derivatives that provide exposure to such investments. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision

30

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board noted that, effective September 15, 2015, the Fund changed its name and investment strategies to allow the Fund, under normal circumstances, to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Multi-Asset Credit Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Multi-Asset Credit Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Multi-Asset Credit Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.19

Parametric

Tax-Managed International Equity Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2019

Parametric

Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Performance1,2

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	7.53%	–1.93%	3.13%	7.31%
Class C at NAV	04/22/1998	04/22/1998	7.12	–2.65	2.34	6.51
Class C with 1% Maximum Sales Charge	—	—	6.12	–3.61	2.34	6.51
Institutional Class at NAV	09/02/2008	04/22/1998	7.67	–1.73	3.38	7.59
MSCI EAFE Index	—	—	7.45%	–3.22%	2.60%	7.95%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	–1.82%	2.96%	7.23%
Investor Class After Taxes on Distributions and Sale of Fund Shares		—	—	–0.43	2.71	6.43
Class C After Taxes on Distributions		04/22/1998	04/22/1998	–3.32	2.28	6.47
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–1.54	2.05	5.65
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	–1.68	3.18	7.50
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	–0.26	2.93	6.71

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.46%	2.21%	1.21%
Net				1.05	1.80	0.80

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Nestle SA	1.2%

Compagnie Financiere Richemont SA, Class A	0.9

Air Liquide SA	0.8

Total SA	0.8

Sanofi	0.7

Unilever NV	0.7

SAP SE	0.7

Deutsche Telekom AG	0.7

Orange SA	0.7

Allianz SE	0.7

Total	7.9%

Geographic Allocation (% of common stocks)

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,075.30	$5.40	**	1.05%
Class C	$1,000.00	$1,071.20	$9.24	**	1.80%
Institutional Class	$1,000.00	$1,076.70	$4.12	**	0.80%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Institutional Class	$1,000.00	$1,020.80	$4.01	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $34,440,093)	$37,028,120

Receivable for Fund shares sold	5,441

Receivable from affiliates	22,966

Total assets	$37,056,527

Liabilities

Payable for Fund shares redeemed	$20,969

Payable to affiliates:

Distribution and service fees	6,232

Trustees’ fees	43

Accrued expenses	19,243

Total liabilities	$46,487

Net Assets	$37,010,040

Sources of Net Assets

Paid-in capital	$36,922,901

Distributable earnings	87,139

Total	$37,010,040

Investor Class Shares

Net Assets	$22,154,934

Shares Outstanding	2,021,767

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.96

Class C Shares

Net Assets	$2,048,350

Shares Outstanding	197,453

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.37

Institutional Class Shares

Net Assets	$12,806,756

Shares Outstanding	1,172,390

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.92

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $75,226)	$608,664

Expenses allocated from Portfolio	(132,135)

Total investment income	$476,529

Expenses

Distribution and service fees

Investor Class	$24,319

Class C	19,639

Trustees’ fees and expenses	250

Custodian fee	14,099

Transfer and dividend disbursing agent fees	31,526

Legal and accounting services	12,403

Printing and postage	10,264

Registration fees	35,617

Miscellaneous	5,261

Total expenses	$153,378

Deduct —

Allocation of expenses to affiliates	$99,855

Total expense reductions	$99,855

Net expenses	$53,523

Net investment income	$423,006

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$85,253

Foreign currency transactions	(288)

Net realized gain	$84,965

Change in unrealized appreciation (depreciation) —

Investments	$2,006,719

Foreign currency	(1,882)

Net change in unrealized appreciation (depreciation)	$2,004,837

Net realized and unrealized gain	$2,089,802

Net increase in net assets from operations	$2,512,808

7	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$423,006	$588,599

Net realized gain (loss)	84,965	(114,125)

Net change in unrealized appreciation (depreciation)	2,004,837	(2,807,775)

Net increase (decrease) in net assets from operations	$2,512,808	$(2,333,301)

Distributions to shareholders —

Investor Class	$(286,290)	$(519,201)

Class C	(52,485)	(141,273)

Institutional Class	(235,516)	(288,442)

Total distributions to shareholders	$(574,291)	$(948,916)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$259,168	$1,301,378

Class C	26,946	108,212

Institutional Class	2,911,730	4,550,641

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	267,525	485,715

Class C	46,909	127,451

Institutional Class	210,900	235,988

Cost of shares redeemed

Investor Class	(1,399,178)	(4,210,804)

Class C	(360,369)	(1,510,296)

Institutional Class	(2,912,720)	(2,027,351)

Net asset value of shares converted

Investor Class	3,961,959	—

Class C	(3,961,959)	—

Net decrease in net assets from Fund share transactions	$(949,089)	$(939,066)

Net increase (decrease) in net assets	$989,428	$(4,221,283)

Net Assets

At beginning of period	$36,020,612	$40,241,895

At end of period	$37,010,040	$36,020,612

8	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Financial Highlights

	Investor Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.370		$11.310	$9.460	$9.590	$9.850	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.179	$0.204	$0.156	$0.148	$0.205	(2)

Net realized and unrealized gain (loss)	0.631		(0.848)	1.810	(0.140)	(0.177)	(0.134)

Total income (loss) from operations	$0.759		$(0.669)	$2.014	$0.016	$(0.029)	$0.071

Less Distributions

From net investment income	$(0.169)		$(0.271)	$(0.164)	$(0.146)	$(0.231)	$(0.191)

Total distributions	$(0.169)		$(0.271)	$(0.164)	$(0.146)	$(0.231)	$(0.191)

Net asset value — End of period	$10.960		$10.370	$11.310	$9.460	$9.590	$9.850

Total Return(3)(4)	7.53	%(5)	(6.09)%	21.69%	0.21%	(0.27)%	0.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,155		$17,824	$21,885	$19,851	$22,987	$25,504

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	1.05	%(8)	1.05%	1.11%	1.50%	1.50%	1.50%

Net investment income	2.47	%(8)	1.59%	2.00%	1.67%	1.52%	2.02	%(2)

Portfolio Turnover of the Portfolio	1	%(5)	30%	26%	14%	11%	53%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.042 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.61%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.57%, 0.41%, 0.34%, 0.22%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

9	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.770		$10.670	$8.930	$9.060	$9.310	$9.430

Income (Loss) From Operations

Net investment income(1)	$0.054		$0.086	$0.121	$0.080	$0.070	$0.121	(2)

Net realized and unrealized gain (loss)	0.631		(0.794)	1.713	(0.135)	(0.164)	(0.116)

Total income (loss) from operations	$0.685		$(0.708)	$1.834	$(0.055)	$(0.094)	$0.005

Less Distributions

From net investment income	$(0.085)		$(0.192)	$(0.094)	$(0.075)	$(0.156)	$(0.125)

Total distributions	$(0.085)		$(0.192)	$(0.094)	$(0.075)	$(0.156)	$(0.125)

Net asset value — End of period	$10.370		$9.770	$10.670	$8.930	$9.060	$9.310

Total Return(3)(4)	7.12	%(5)	(6.78)%	20.78%	(0.60)%	(1.00)%	0.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,048		$6,186	$8,026	$7,653	$9,092	$10,359

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	1.80	%(8)	1.80%	1.86%	2.25%	2.25%	2.25%

Net investment income	1.13	%(8)	0.81%	1.26%	0.91%	0.76%	1.26	%(2)

Portfolio Turnover of the Portfolio	1	%(5)	30%	26%	14%	11%	53%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.040 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.85%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.57%, 0.41%, 0.34%, 0.22%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

10	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Financial Highlights — continued

	Institutional Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.350		$11.290	$9.450	$9.580	$9.840	$9.960

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.198	$0.233	$0.179	$0.168	$0.223	(2)

Net realized and unrealized gain (loss)	0.630		(0.840)	1.796	(0.137)	(0.169)	(0.128)

Total income (loss) from operations	$0.769		$(0.642)	$2.029	$0.042	$(0.001)	$0.095

Less Distributions

From net investment income	$(0.199)		$(0.298)	$(0.189)	$(0.172)	$(0.259)	$(0.215)

Total distributions	$(0.199)		$(0.298)	$(0.189)	$(0.172)	$(0.259)	$(0.215)

Net asset value — End of period	$10.920		$10.350	$11.290	$9.450	$9.580	$9.840

Total Return(3)(4)	7.67	%(5)	(5.88)%	21.95%	0.49%	0.01%	0.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,807		$12,011	$10,331	$6,436	$5,914	$5,519

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	0.80	%(8)	0.80%	0.85%	1.25%	1.25%	1.25%

Net investment income	2.70	%(8)	1.76%	2.27%	1.92%	1.73%	2.21	%(2)

Portfolio Turnover of the Portfolio	1	%(5)	30%	26%	14%	11%	53%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.84%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.57%, 0.41%, 0.35%, 0.22%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

11	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (52.8% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $2,471,981 and deferred capital losses of $100,875 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2018, $100,875 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM and Parametric were allocated $99,855 in total of the Fund’s operating expenses for the six months ended April 30, 2019. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $9,454 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $24,319 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $14,729 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $4,910 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of

13

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,990,434 and $3,618,894, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	25,030	114,959

Issued to shareholders electing to receive payments of distributions in Fund shares	27,495	43,406

Redemptions	(135,292)	(374,641)

Converted from Class C shares	385,244	—

Net increase (decrease)	302,477	(216,276)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	2,764	10,113

Issued to shareholders electing to receive payments of distributions in Fund shares	5,077	12,012

Redemptions	(37,212)	(141,011)

Converted to Investor Class shares	(406,462)	—

Net decrease	(435,833)	(118,886)

Institutional Class	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	282,232	405,657

Issued to shareholders electing to receive payments of distributions in Fund shares	21,742	21,165

Redemptions	(291,588)	(181,652)

Net increase	12,386	245,170

14

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value

Australia — 8.7%

Alumina, Ltd.	20,000	$31,648

Amcor, Ltd.	5,650	63,867

AMP, Ltd.	7,605	12,190

APA Group	38,093	258,582

Aristocrat Leisure, Ltd.	4,960	91,307

Asaleo Care, Ltd.(1)	27,800	18,034

Atlas Arteria, Ltd.	10,339	51,055

Atlassian Corp. PLC, Class A(1)	2,300	253,345

Aurizon Holdings, Ltd.	7,700	25,837

AusNet Services	95,565	119,646

Australia and New Zealand Banking Group, Ltd.	6,934	133,026

Australian Pharmaceutical Industries, Ltd.	30,804	31,292

BHP Group, Ltd.	2,861	75,709

Boral, Ltd.	11,300	38,687

Brambles, Ltd.	17,422	148,047

Caltex Australia, Ltd.	4,560	87,439

carsales.com, Ltd.	9,828	93,367

Class, Ltd.	12,536	15,397

Cleanaway Waste Management, Ltd.	36,318	57,673

Coca-Cola Amatil, Ltd.	11,103	68,873

Cochlear, Ltd.	850	112,357

Coles Group, Ltd.(1)	10,096	89,766

Commonwealth Bank of Australia	3,589	188,621

Computershare, Ltd.	10,972	138,030

Crown Resorts, Ltd.	4,819	45,173

CSL, Ltd.	3,230	453,046

Dexus	13,975	123,382

Domino’s Pizza Enterprises, Ltd.	933	28,282

DuluxGroup, Ltd.	5,657	38,890

GPT Group (The)	22,015	89,052

GrainCorp, Ltd., Class A	7,142	45,293

GWA Group, Ltd.	11,241	26,698

Hansen Technologies, Ltd.	14,633	31,078

Harvey Norman Holdings, Ltd.	17,000	49,982

Incitec Pivot, Ltd.	11,120	26,426

Integrated Research, Ltd.	9,777	17,125

IRESS, Ltd.	3,720	37,600

James Hardie Industries PLC CDI	4,004	54,476

JB Hi-Fi, Ltd.	3,464	62,960

Link Administration Holdings, Ltd.	13,718	73,583

Mirvac Group	41,842	83,763

National Australia Bank, Ltd.	4,515	80,615

Navitas, Ltd.	9,965	40,646

Newcrest Mining, Ltd.	2,354	41,584

Security	Shares	Value

Australia (continued)

Nine Entertainment Co. Holdings, Ltd.	48,528	$59,818

Oil Search, Ltd.	19,405	106,270

Orica, Ltd.	4,147	54,372

Qantas Airways, Ltd.	19,011	75,202

Rio Tinto, Ltd.	2,553	172,078

Scentre Group	51,564	139,094

Shopping Centres Australasia Property Group	20,523	37,080

Southern Cross Media Group, Ltd.	63,616	56,510

Spark Infrastructure Group	66,000	105,283

SpeedCast International, Ltd.	16,723	45,741

Star Entertainment Group, Ltd. (The)	18,186	58,231

Sydney Airport	17,791	95,629

Technology One, Ltd.	10,774	66,819

Telstra Corp., Ltd.	119,713	285,138

Transurban Group	15,294	144,825

Vicinity Centres	46,900	84,107

Washington H. Soul Pattinson & Co., Ltd.	4,310	69,904

Wesfarmers, Ltd.	10,096	256,260

Westpac Banking Corp.	8,556	166,212

Woodside Petroleum, Ltd.	12,096	301,550

Woolworths Group, Ltd.	4,098	92,010

		$6,125,582

Austria — 1.2%

ams AG	3,570	$150,698

ANDRITZ AG	758	36,199

CA Immobilien Anlagen AG	1,063	37,288

Erste Group Bank AG	1,664	66,587

EVN AG	2,151	32,182

IMMOFINANZ AG	1,276	32,726

Lenzing AG	182	20,460

Oesterreichische Post AG	1,473	57,362

OMV AG	1,720	92,259

Rhi Magnesita NV	859	55,670

Telekom Austria AG	8,000	59,969

UNIQA Insurance Group AG	2,006	21,378

Verbund AG	2,690	133,578

Wienerberger AG	1,390	31,943

		$828,299

Belgium — 2.2%

Ageas	1,164	$61,512

Anheuser-Busch InBev SA/NV	2,330	207,153

Barco NV	627	111,516

Befimmo SA	1,120	64,192

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

Bekaert SA	1,080	$29,559

bpost SA	3,481	41,908

Colruyt SA	478	34,506

D’ieteren SA/NV	637	26,384

Econocom Group SA/NV	10,730	44,764

Elia System Operator SA/NV	938	63,310

Euronav SA	5,526	52,349

Ion Beam Applications(1)	987	17,787

KBC Group NV	1,466	108,830

Proximus SA	4,820	134,994

Retail Estates NV	566	52,837

Solvay SA	1,005	121,178

Telenet Group Holding NV	1,534	81,475

Tessenderlo Group SA(1)	1,340	48,458

UCB SA	2,340	185,981

Warehouses De Pauw CVA	553	82,987

		$1,571,680

Denmark — 2.2%

Carlsberg A/S, Class B	1,415	$182,961

Chr. Hansen Holding A/S	850	86,854

Columbus AS	24,816	49,750

Danske Bank A/S	5,139	91,339

Dfds A/S	623	29,621

DSV A/S	969	89,795

GN Store Nord A/S	950	48,693

ISS A/S	813	25,318

Novo Nordisk A/S, Class B	3,886	190,393

Novozymes A/S, Class B	2,980	139,093

Orsted A/S(2)	3,312	253,998

Pandora A/S	2,868	120,468

Ringkjoebing Landbobank A/S	652	42,113

Rockwool International A/S, Class B	97	25,952

Royal Unibrew A/S	1,034	74,197

Topdanmark A/S	972	52,444

Vestas Wind Systems A/S	658	59,538

		$1,562,527

Finland — 2.0%

Citycon Oyj	2,400	$24,523

DNA Oyj	1,977	47,101

Elisa Oyj	2,351	99,842

Fortum Oyj	6,320	134,050

Huhtamaki Oyj	736	28,145

Kemira Oyj	2,727	38,651

Security	Shares	Value

Finland (continued)

Kesko Oyj, Class B	1,695	$88,140

Kone Oyj, Class B	1,663	91,379

Neste Oyj	6,018	198,911

Nokia Oyj	23,544	123,715

Nordea Bank AB	10,249	80,632

Oriola Oyj, Series B	8,766	22,622

Orion Oyj, Class B	3,174	105,835

Sampo Oyj, Class A	1,342	61,448

Tieto Oyj	956	27,219

Tokmanni Group Corp.	3,676	32,191

UPM-Kymmene Oyj	3,184	89,900

Valmet Oyj	1,377	37,932

Wartsila Oyj Abp	2,646	42,369

		$1,374,605

France — 9.2%

Air Liquide SA	4,380	$582,679

Airbus SE	1,329	181,979

Altarea SCA	208	43,945

Alten SA	634	69,240

Altran Technologies SA	4,941	64,418

Atos SE	1,046	107,854

AXA SA	8,332	222,186

Carrefour SA	5,220	101,738

Cie Generale des Etablissements Michelin SCA	484	62,586

CNP Assurances	2,759	65,170

Covivio(3)	447	48,704

Covivio(3)	1,309	141,673

Credit Agricole SA	5,930	81,431

Dassault Systemes SE	1,540	243,879

Devoteam SA	244	28,606

Engie SA	22,570	334,995

EssilorLuxottica SA	1,642	200,059

Eutelsat Communications SA	985	17,802

Gecina SA	1,055	157,632

Getlink SE	2,197	35,363

Hermes International	100	70,357

Ingenico Group SA	754	63,638

L’Oreal SA	1,130	310,809

Lagardere SCA	1,361	37,068

Legrand SA	560	41,190

LVMH Moet Hennessy Louis Vuitton SE	650	255,201

Neopost SA	1,050	25,755

Orange SA	31,518	492,581

Pernod-Ricard SA	1,164	202,963

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Peugeot SA	1,588	$41,635

Renault SA	569	38,821

Rubis SCA	846	46,403

Safran SA	819	119,378

Sanofi	5,890	513,898

SCOR SE	1,284	52,419

Societe BIC SA	422	36,354

Societe Generale SA	3,005	95,293

Suez	5,207	73,189

Talend SA ADR(1)	500	24,790

Teleperformance	177	34,026

Thales SA	600	71,686

Total SA	9,623	534,950

Unibail-Rodamco-Westfield	1,203	206,926

Veolia Environnement SA	5,261	124,436

Vinci SA	1,159	117,055

		$6,422,760

Germany — 9.1%

adidas AG	579	$149,143

Allianz SE	1,913	462,399

alstria office REIT AG	5,110	80,231

BASF SE	3,829	312,603

Bayerische Motoren Werke AG	1,291	110,133

Bechtle AG	400	41,179

Beiersdorf AG	2,259	247,182

Brenntag AG	1,027	55,420

Continental AG	589	97,710

Covestro AG(2)	1,484	81,542

Delivery Hero SE(1)(2)	754	34,759

Deutsche Boerse AG	570	76,165

Deutsche Lufthansa AG	975	23,589

Deutsche Post AG	3,135	108,974

Deutsche Telekom AG	29,991	502,496

Deutsche Wohnen SE	4,814	216,849

Dialog Semiconductor PLC(1)	1,816	70,650

Evonik Industries AG	928	27,703

Fresenius Medical Care AG & Co. KGaA	1,285	108,304

Fresenius SE & Co. KGaA	2,385	135,623

GEA Group AG	1,196	33,509

Gerresheimer AG	1,197	90,185

Grand City Properties SA	4,854	114,380

HeidelbergCement AG	1,361	110,132

Henkel AG & Co. KGaA	2,341	223,235

Hugo Boss AG	915	63,935

Security	Shares	Value

Germany (continued)

Innogy SE(2)	3,825	$177,591

KWS Saat SE	425	28,836

LEG Immobilien AG	1,088	126,947

Merck KGaA	988	105,311

Metro AG	7,704	130,903

MTU Aero Engines AG	316	74,554

Muenchener Rueckversicherungs-Gesellschaft AG	660	164,244

Nemetschek SE	338	62,530

ProSiebenSat.1 Media SE	1,883	29,767

Puma SE	133	82,377

Rheinmetall AG	332	38,256

RWE AG	9,895	253,807

RWE AG, PFC Shares	1,810	46,260

SAP SE	3,975	512,410

Sartorius AG, PFC Shares	212	38,924

Siemens AG	2,649	317,621

Siemens Healthineers AG(2)	2,235	95,667

Software AG	800	30,531

Symrise AG	907	87,301

Telefonica Deutschland Holding AG(2)	8,948	29,057

TLG Immobilien AG	3,290	96,926

TUI AG	2,680	29,843

Uniper SE	5,829	176,872

Zalando SE(1)(2)	1,826	86,053

		$6,400,618

Hong Kong — 4.5%

AIA Group, Ltd.	31,200	$319,470

Alibaba Health Information Technology, Ltd.(1)	56,000	67,075

ASM Pacific Technology, Ltd.	7,800	90,472

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	28,434

BOC Hong Kong Holdings, Ltd.	7,000	31,375

CK Asset Holdings, Ltd.	10,000	80,405

CK Hutchison Holdings, Ltd.	6,000	63,084

CLP Holdings, Ltd.	18,000	204,294

Esprit Holdings, Ltd.(1)	109,900	22,307

First Pacific Co., Ltd.	106,000	43,963

Galaxy Entertainment Group, Ltd.	20,000	149,785

Global Cord Blood Corp.	5,000	33,700

Hang Lung Group, Ltd.	6,000	17,894

Hang Lung Properties, Ltd.	14,000	32,952

Hang Seng Bank, Ltd.	3,700	97,212

Henderson Land Development Co., Ltd.	6,600	40,677

HK Electric Investments & HK Electric Investments, Ltd.	34,000	33,318

HKBN, Ltd.	35,000	62,679

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

HKT Trust and HKT, Ltd.	62,000	$96,125

Hong Kong & China Gas Co., Ltd.	84,700	202,201

Hongkong Land Holdings, Ltd.	8,100	56,553

Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,000	27,953

Hysan Development Co., Ltd.	7,000	39,233

Jardine Matheson Holdings, Ltd.	2,400	157,992

Jardine Strategic Holdings, Ltd.	1,800	68,093

Kerry Properties, Ltd.	10,000	42,804

Li & Fung, Ltd.	80,000	13,292

Link REIT	9,000	105,156

Luk Fook Holdings International, Ltd.	8,000	28,664

Mega Expo Holdings, Ltd.	80,000	45,206

Melco Resorts & Entertainment, Ltd. ADR	2,100	52,710

MGM China Holdings, Ltd.	17,200	35,507

MTR Corp., Ltd.	12,500	74,468

Nexteer Automotive Group, Ltd.	19,000	29,793

NWS Holdings, Ltd.	25,000	51,988

PCCW, Ltd.	105,000	63,313

Shangri-La Asia, Ltd.	22,000	31,191

SmarTone Telecommunication Holdings, Ltd.	19,000	19,802

Swire Pacific, Ltd., Class A	4,000	50,654

Techtronic Industries Co., Ltd.	14,500	104,929

Town Health International Medical Group, Ltd.(1)(4)	266,000	11,698

Vitasoy International Holdings, Ltd.	38,000	191,337

VTech Holdings, Ltd.	7,100	64,871

Wharf Real Estate Investment Co., Ltd.	5,000	38,321

Yuan Heng Gas Holdings, Ltd.(1)	280,000	20,729

Yue Yuen Industrial Holdings, Ltd.	10,500	33,915

		$3,177,594

Ireland — 2.3%

Bank of Ireland Group PLC	28,763	$183,868

Cairn Homes PLC(1)	18,600	26,754

CRH PLC	6,262	210,658

Dalata Hotel Group PLC	6,009	39,707

Glanbia PLC	1,979	36,397

Grafton Group PLC	9,729	112,131

Hibernia REIT PLC	44,450	71,296

ICON PLC(1)	1,212	165,535

Irish Residential Properties REIT PLC	42,500	75,275

Kerry Group PLC, Class A	1,947	218,081

Kingspan Group PLC	3,244	170,550

Paddy Power Betfair PLC	1,971	165,277

Smurfit Kappa Group PLC	1,300	38,122

UDG Healthcare PLC	8,000	68,679

		$1,582,330

Security	Shares	Value

Israel — 2.1%

Airport City, Ltd.(1)	2,500	$41,515

Amot Investments, Ltd.	5,499	32,420

Bank Leumi Le-Israel B.M.	9,550	65,398

Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	112,002

Check Point Software Technologies, Ltd.(1)	585	70,645

Delek Automotive Systems, Ltd.	4,964	22,360

Delta-Galil Industries, Ltd.	2,301	69,508

Elbit Systems, Ltd.	1,014	141,351

Electra, Ltd.	173	47,382

First International Bank of Israel, Ltd.(1)	1,152	28,951

Israel Chemicals, Ltd.	23,646	125,555

Israel Discount Bank, Ltd., Series A	10,120	39,505

Kenon Holdings, Ltd.	2,504	49,157

Melisron, Ltd.	729	36,841

Mizrahi Tefahot Bank, Ltd.	1,469	31,800

Nice, Ltd.(1)	490	67,500

Oil Refineries, Ltd.(1)	139,185	68,374

Paz Oil Co., Ltd.	650	94,760

Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,044	54,556

Reit 1, Ltd.	7,407	33,700

Sella Capital Real Estate, Ltd.	15,640	30,346

Strauss Group, Ltd.	2,228	56,834

Teva Pharmaceutical Industries, Ltd. ADR(1)	8,917	135,717

		$1,456,177

Italy — 4.5%

Amplifon SpA	6,413	$123,373

Assicurazioni Generali SpA	4,184	81,178

Atlantia SpA	4,194	114,499

Autogrill SpA	2,584	25,111

Bio-On SpA(1)	750	46,466

Brembo SpA	2,325	30,584

Cementir Holding SpA	6,913	50,200

COSMO Pharmaceuticals NV(1)	417	39,338

Davide Campari-Milano SpA	18,866	190,320

De’Longhi SpA	1,200	30,759

DiaSorin SpA	977	95,509

Enav SpA(2)	5,849	31,941

Enel SpA	38,800	245,688

ENI SpA	14,674	250,062

Ferrari NV	868	117,728

FinecoBank Banca Fineco SpA	4,241	55,862

IMA Industria Macchine Automatiche SpA	484	38,060

Infrastrutture Wireless Italiane SpA(2)	25,801	213,864

International Game Technology PLC	1,216	17,790

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)

Interpump Group SpA	778	$29,256

Intesa Sanpaolo SpA	54,086	141,706

Italgas SpA	7,381	46,105

Italmobiliare SpA	1,360	30,280

Leonardo SpA	4,673	54,042

Mediobanca Banca di Credito Finanziario SpA	2,651	28,099

Moncler SpA	1,030	42,348

Pirelli & C SpA(1)(2)	4,416	32,283

Poste Italiane SpA(2)	5,564	59,465

Prada SpA	6,900	19,408

Prysmian SpA	2,843	54,894

Reply SpA	996	64,923

Saras SpA	14,538	25,974

Snam SpA	16,332	83,144

STMicroelectronics NV	18,358	338,038

Telecom Italia SpA(1)	309,776	173,405

Terna Rete Elettrica Nazionale SpA	12,961	77,755

Unione di Banche Italiane SpA	9,342	29,165

UnipolSai Assicurazioni SpA	10,716	29,364

		$3,157,986

Japan — 12.7%

Activia Properties, Inc.	6	$25,077

Aeon Co., Ltd.	2,700	49,914

Aeon Mall Co., Ltd.	1,800	27,635

Air Water, Inc.	2,000	30,507

Aisin Seiki Co., Ltd.	1,000	38,685

Ajinomoto Co., Inc.	2,100	33,977

ANA Holdings, Inc.	1,100	38,496

Asahi Intecc Co., Ltd.	1,000	50,659

Asahi Kasei Corp.	6,000	61,838

Astellas Pharma, Inc.	5,600	75,846

Bandai Namco Holdings, Inc.	1,300	62,323

Bridgestone Corp.	900	35,703

Canon, Inc.	3,000	83,244

Central Japan Railway Co.	200	43,008

Chubu Electric Power Co., Inc.	6,200	90,157

Chugai Pharmaceutical Co., Ltd.	1,500	95,125

Chugoku Electric Power Co., Inc. (The)	4,500	53,728

Citizen Watch Co., Ltd.	8,200	46,233

Daicel Corp.	3,400	38,143

Daido Steel Co., Ltd.	700	28,560

Daiichi Sankyo Co., Ltd.	1,700	84,056

Daikin Industries, Ltd.	500	63,660

Daito Trust Construction Co., Ltd.	400	53,561

Security	Shares	Value

Japan (continued)

Daiwa House REIT Investment Corp.	23	$52,814

Daiwa Securities Group, Inc.	7,000	32,584

Dentsu, Inc.	1,000	40,920

East Japan Railway Co.	600	56,545

Eisai Co., Ltd.	1,500	87,346

FamilyMart UNY Holdings Co., Ltd.	2,000	53,333

Frontier Real Estate Investment Corp.	8	33,278

FUJIFILM Holdings Corp.	1,700	79,418

GLP J-REIT	28	30,129

Gunma Bank, Ltd. (The)	5,000	19,828

Hankyu Hanshin Holdings, Inc.	1,000	37,387

Hirose Electric Co., Ltd.	315	36,508

Hisamitsu Pharmaceutical Co., Inc.	400	17,014

Hulic Co., Ltd.	4,000	34,509

Idemitsu Kosan Co., Ltd.	3,994	129,773

Inpex Corp.	6,900	67,129

ITOCHU Corp.	3,300	59,543

Japan Airlines Co., Ltd.	900	29,352

Japan Exchange Group, Inc.	2,100	34,292

Japan Hotel REIT Investment Corp.	63	51,275

Japan Post Bank Co., Ltd.	2,100	23,122

Japan Post Holdings Co., Ltd.	5,300	59,358

Japan Prime Realty Investment Corp.	11	43,980

Japan Real Estate Investment Corp.	11	60,975

Japan Retail Fund Investment Corp.	31	59,236

Japan Tobacco, Inc.	3,200	73,944

JFE Holdings, Inc.	2,000	34,416

JXTG Holdings, Inc.	31,100	151,307

Kajima Corp.	2,000	29,684

Kakaku.com, Inc.	1,900	39,145

Kamigumi Co., Ltd.	1,500	35,833

Kao Corp.	1,200	92,637

KDDI Corp.	13,200	304,228

Kenedix Office Investment Corp.	6	40,140

Keyence Corp.	300	187,438

Kintetsu Group Holdings Co., Ltd.	800	35,559

Konica Minolta, Inc.	2,800	28,117

Kuraray Co., Ltd.	2,500	33,589

KYORIN Holdings, Inc.	1,400	26,309

Kyushu Electric Power Co., Inc.	4,800	46,484

Lawson, Inc.	300	14,007

Leopalace21 Corp.(1)	4,200	7,115

Lion Corp.	2,100	43,227

M3, Inc.	2,400	42,844

Makita Corp.	1,000	36,483

Marubeni Corp.	7,000	50,159

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Maruichi Steel Tube, Ltd.	1,200	$33,176

Megmilk Snow Brand Co., Ltd.	1,400	31,026

MEIJI Holdings Co., Ltd.	500	39,413

Mitsubishi Chemical Holdings Corp.	5,000	35,648

Mitsubishi Corp.	1,300	35,812

Mitsubishi Motors Corp.	6,600	37,063

Mitsubishi UFJ Financial Group, Inc.	32,000	158,769

Mitsui & Co., Ltd.	3,900	63,081

Mizuho Financial Group, Inc.	67,300	105,104

Mori Hills REIT Investment Corp.	25	33,308

MS&AD Insurance Group Holdings, Inc.	1,800	55,951

Murata Manufacturing Co., Ltd.	1,500	75,320

NEC Corp.	1,500	50,660

NH Foods, Ltd.	1,000	40,301

Nikon Corp.	1,500	20,919

Nintendo Co., Ltd.	300	103,325

Nippon Accommodations Fund, Inc.	8	40,879

Nippon Building Fund, Inc.	11	70,833

Nippon Paint Holdings Co., Ltd.	1,200	45,703

Nippon Prologis REIT, Inc.	26	55,834

Nippon Shokubai Co., Ltd.	600	41,740

Nippon Steel Corp.	4,500	80,491

Nippon Telegraph & Telephone Corp.	3,400	141,469

Nissan Chemical Corp.	900	40,096

Nissan Motor Co., Ltd.	4,100	32,915

Nissin Foods Holdings Co., Ltd.	400	26,473

Nitori Holdings Co., Ltd.	400	47,721

Nitto Denko Corp.	1,200	64,881

Nomura Real Estate Master Fund, Inc.	43	63,005

Nomura Research Institute, Ltd.	1,200	58,739

NTT Data Corp.	4,400	51,308

NTT DoCoMo, Inc.	12,000	260,587

Obic Co., Ltd.	300	34,829

Oji Holdings Corp.	4,300	25,802

Okinawa Electric Power Co., Inc. (The)	2,612	43,161

Olympus Corp.	3,200	35,916

Omron Corp.	1,300	69,828

Ono Pharmaceutical Co., Ltd.	2,500	46,963

Oriental Land Co., Ltd.	700	77,426

Orix JREIT, Inc.	34	59,694

Osaka Gas Co., Ltd.	6,100	112,843

Otsuka Holdings Co., Ltd.	1,800	64,349

Pan Pacific International Holdings Corp.	500	32,222

Rakuten, Inc.	3,000	33,563

Recruit Holdings Co., Ltd.	2,300	69,262

Ricoh Co., Ltd.	4,000	40,468

Security	Shares	Value

Japan (continued)

Rinnai Corp.	600	$40,478

Seiko Epson Corp.	1,700	27,266

Sekisui House, Ltd.	2,000	32,247

Seven & i Holdings Co., Ltd.	2,200	76,136

Shimadzu Corp.	1,200	32,188

Shimano, Inc.	300	44,095

Shionogi & Co., Ltd.	1,100	64,254

Shiseido Co., Ltd.	1,200	94,390

Sompo Holdings, Inc.	1,600	60,389

Sony Corp.	1,600	80,589

Subaru Corp.	1,100	26,955

Sumitomo Corp.	1,600	22,933

Sumitomo Mitsui Financial Group, Inc.	3,500	127,212

Sumitomo Mitsui Trust Holdings, Inc.	1,500	52,337

Suntory Beverage & Food, Ltd.	900	39,797

Suzuki Motor Corp.	1,000	45,634

T&D Holdings, Inc.	2,400	25,995

Taiheiyo Cement Corp.	1,500	48,373

Taisho Pharmaceutical Holdings Co., Ltd.	600	55,500

Takeda Pharmaceutical Co., Ltd.	2,400	88,564

TEIJIN, Ltd.	1,400	24,083

Toho Gas Co., Ltd.	1,500	61,845

Tohoku Electric Power Co., Inc.	6,300	72,118

Tokio Marine Holdings, Inc.	2,200	111,464

Tokyo Gas Co., Ltd.	3,800	96,680

Tokyu Corp.	2,000	32,651

Toppan Printing Co., Ltd.	2,000	32,462

Toray Industries, Inc.	9,300	63,641

Toshiba Corp.	1,800	59,979

Tosoh Corp.	2,500	40,309

Toyo Ink SC Holdings Co., Ltd.	1,400	33,546

Toyo Suisan Kaisha, Ltd.	1,000	38,184

Toyobo Co., Ltd.	1,800	23,487

Toyota Motor Corp.	3,200	198,113

Trend Micro, Inc.	600	29,995

Ube Industries, Ltd.	1,100	23,535

Unicharm Corp.	1,500	49,503

United Urban Investment Corp.	36	57,476

West Japan Railway Co.	400	29,750

Yahoo! Japan Corp.	11,200	29,898

Yakult Honsha Co., Ltd.	600	40,965

Yamato Holdings Co., Ltd.	2,000	43,447

Yamato Kogyo Co., Ltd.	1,000	27,765

Yamazaki Baking Co., Ltd.	2,000	29,794

		$8,916,346

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands — 4.4%

ABN AMRO Group NV(2)	1,800	$42,394

Accell Group	1,483	42,284

AerCap Holdings NV(1)	1,200	59,568

Akzo Nobel NV	2,765	234,930

ASM International NV	820	55,907

ASML Holding NV	2,086	435,579

ASR Nederland NV	1,620	72,080

Cimpress NV(1)	241	21,786

Corbion NV	2,072	66,283

Eurocommercial Properties NV	1,255	36,416

GrandVision NV(2)	1,280	28,805

IMCD NV	840	67,918

ING Groep NV	19,984	254,996

InterXion Holding NV(1)	1,208	83,582

Koninklijke Ahold Delhaize NV	9,355	225,470

Koninklijke KPN NV	47,300	145,370

Koninklijke Philips NV	6,477	278,147

Koninklijke Vopak NV	1,452	64,836

NN Group NV	1,302	56,819

NXP Semiconductors NV	500	52,810

QIAGEN NV(1)	1,735	67,181

Signify NV(2)	769	23,077

TKH Group NV	800	43,042

Unilever NV	8,484	513,321

Wolters Kluwer NV	2,003	139,804

		$3,112,405

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	10,259	$115,328

Air New Zealand, Ltd.	10,500	18,803

Auckland International Airport, Ltd.	12,240	65,162

Contact Energy, Ltd.	9,580	43,009

Fisher & Paykel Healthcare Corp., Ltd.	3,630	38,401

Fletcher Building, Ltd.	21,151	72,872

Goodman Property Trust	27,739	32,045

Kiwi Property Group, Ltd.	28,800	29,645

Mercury NZ, Ltd.	13,643	33,736

Precinct Properties New Zealand, Ltd.	27,851	29,774

Pushpay Holdings, Ltd.(1)	12,186	30,794

Restaurant Brands New Zealand, Ltd.	1,138	6,469

SKYCITY Entertainment Group, Ltd.	9,440	25,725

Spark New Zealand, Ltd.	19,416	47,641

Summerset Group Holdings, Ltd.	7,300	27,364

Xero, Ltd.(1)	1,765	67,886

Z Energy, Ltd.	13,924	58,873

		$743,527

Security	Shares	Value

Norway — 2.2%

Atea ASA	6,274	$89,689

Austevoll Seafood ASA	4,763	55,488

Borregaard ASA	5,977	60,678

DNB ASA	6,391	122,894

Entra ASA(2)	6,540	94,925

Equinor ASA	7,438	165,805

Europris ASA(2)	9,810	30,656

Gjensidige Forsikring ASA	1,701	33,078

Golar LNG, Ltd.	1,000	19,540

Kongsberg Automotive ASA(1)	23,898	21,950

Kongsberg Gruppen ASA	1,873	27,152

Mowi ASA(1)	4,027	87,368

Nordic Nanovector ASA(1)	2,000	10,677

Salmar ASA	1,386	63,042

Scatec Solar ASA(2)	3,300	31,347

SpareBank 1 SMN	3,485	37,806

Telenor ASA	11,588	232,940

Tomra Systems ASA	4,059	122,454

Veidekke ASA	5,744	64,274

Wallenius Wilhelmsen ASA	7,664	27,216

Yara International ASA	3,318	150,020

		$1,548,999

Portugal — 1.1%

Altri SGPS SA	5,303	$41,577

Banco Comercial Portugues SA(1)	332,057	93,206

Corticeira Amorim SGPS SA	2,318	27,934

CTT-Correios de Portugal SA	18,519	52,515

EDP Renovaveis SA	2,527	25,128

EDP-Energias de Portugal SA	23,100	87,657

Galp Energia SGPS SA, Class B	7,678	128,731

Jeronimo Martins SGPS SA	7,890	128,596

NOS SGPS SA	22,214	149,297

Semapa-Sociedade de Investimento e Gestao	1,523	24,988

		$759,629

Singapore — 2.2%

Ascendas Real Estate Investment Trust	23,500	$51,911

BOC Aviation, Ltd.(2)	5,700	48,994

CapitaLand Commercial Trust, Ltd.	20,500	29,288

CapitaLand Mall Trust	15,800	28,133

ComfortDelGro Corp., Ltd.	14,100	27,928

DBS Group Holdings, Ltd.	5,300	110,216

Ezion Holdings, Ltd.(1)(4)	160,000	4,047

First Resources, Ltd.	21,600	29,058

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore (continued)

Flex, Ltd.(1)	11,557	$127,589

Genting Singapore, Ltd.	146,700	106,375

Jardine Cycle & Carriage, Ltd.	2,600	67,939

Keppel Infrastructure Trust	106,657	37,250

Mapletree Industrial Trust	17,200	26,073

Mapletree Logistics Trust	30,900	33,674

Raffles Medical Group, Ltd.	38,400	30,498

Sheng Siong Group, Ltd.	43,800	33,177

Singapore Airlines, Ltd.	4,000	28,501

Singapore Airport Terminal Services, Ltd.	7,300	28,076

Singapore Exchange, Ltd.	7,000	38,008

Singapore Post, Ltd.	26,100	19,952

Singapore Technologies Engineering, Ltd.	19,500	56,823

Singapore Telecommunications, Ltd.	95,100	221,854

Suntec Real Estate Investment Trust	27,000	36,725

United Overseas Bank, Ltd.	4,500	92,153

Venture Corp., Ltd.	5,900	73,993

Wilmar International, Ltd.	60,800	162,603

		$1,550,838

Spain — 4.0%

Aena SME SA(2)	685	$127,182

Almirall SA	2,800	45,184

Amadeus IT Group SA	4,056	323,250

Banco Bilbao Vizcaya Argentaria SA	14,580	88,659

Banco de Sabadell SA	40,257	46,873

Bankia SA	9,179	25,423

Bankinter SA	3,250	25,978

CaixaBank SA	13,396	42,700

Cellnex Telecom SA(2)	1,600	49,287

Cia de Distribucion Integral Logista Holdings SA	1,300	30,842

Ebro Foods SA	2,380	50,237

Enagas SA	2,600	74,166

Ence Energia y Celulosa SA	5,468	29,463

Endesa SA	1,800	44,907

Ercros SA	10,000	34,134

Ferrovial SA	1,591	39,233

Fluidra SA(1)	2,723	29,790

Grifols SA	5,371	149,267

Grifols SA ADR	5,800	111,012

Iberdrola SA	24,971	226,921

Industria de Diseno Textil SA	9,271	280,713

Lar Espana Real Estate Socimi SA	5,104	40,053

Merlin Properties Socimi SA	15,440	210,609

NH Hotel Group SA	4,264	23,115

Security	Shares	Value

Spain (continued)

Prosegur Cash SA(2)	10,000	$21,505

Prosegur Cia de Seguridad SA	4,500	23,416

Red Electrica Corp. SA	1,244	25,818

Repsol SA	13,377	226,990

Siemens Gamesa Renewable Energy SA	3,710	66,633

Telefonica SA	28,419	236,939

Tubacex SA	12,500	38,855

		$2,789,154

Sweden — 4.4%

Alfa Laval AB	2,000	$46,423

Arjo AB, Class B	4,020	14,923

Assa Abloy AB, Class B	2,883	61,631

Attendo AB(2)	5,579	30,400

BillerudKorsnas AB	5,767	78,396

BioGaia AB, Class B	921	44,678

Bonava AB, Class B	2,000	25,469

Castellum AB	6,400	115,068

Dometic Group AB(2)	3,500	31,975

Elekta AB, Class B	13,663	162,056

Epiroc AB, Class A(1)	2,897	29,948

Epiroc AB, Class B(1)	2,729	27,006

Essity Aktiebolag, Class B	7,154	212,123

Fabege AB	7,085	98,408

Granges AB	4,911	53,321

Hennes & Mauritz AB, Class B	8,337	145,472

Hexagon AB, Class B	1,254	68,509

Hexpol AB	5,839	45,609

Holmen AB, Class B	2,532	53,248

Hufvudstaden AB, Class A	4,938	82,283

Husqvarna AB, Class B	3,790	34,604

Kungsleden AB	6,500	49,388

Lundin Petroleum AB	4,713	153,484

Modern Times Group MTG AB, Class B	1,265	16,344

Mycronic AB	2,681	37,640

NetEnt AB	6,918	21,987

Nibe Industrier AB, Class B	2,889	38,842

Nordic Entertainment Group AB Class B(1)	1,265	32,234

Pandox AB	1,500	25,740

Sandvik AB	2,777	51,426

Securitas AB, Class B	1,900	33,224

Skandinaviska Enskilda Banken AB, Class A	10,460	99,868

Skanska AB, Class B	1,238	21,559

Svenska Cellulosa AB SCA, Class B	9,048	78,988

Svenska Handelsbanken AB, Class A	9,558	104,403

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)

Swedbank AB, Class A	4,442	$72,579

Swedish Match AB	2,446	119,266

Swedish Orphan Biovitrum AB(1)	1,563	28,520

Tele2 AB, Class B	4,040	53,972

Telefonaktiebolaget LM Ericsson, Class B	27,249	269,552

Telia Co. AB	50,998	217,278

Thule Group AB(2)	1,481	34,501

Trelleborg AB, Class B	1,700	28,116

		$3,050,461

Switzerland — 8.8%

Adecco Group AG	1,216	$69,863

Alcon, Inc.(1)	962	55,400

Allreal Holding AG	417	66,542

ALSO Holding AG	375	47,059

Ascom Holding AG	1,636	22,322

Baloise Holding AG	396	67,891

Banque Cantonale Vaudoise	57	45,006

Belimo Holding AG	7	36,775

BKW AG	600	38,255

Cembra Money Bank AG	670	62,224

Clariant AG	6,883	141,614

Comet Holding AG	287	28,531

Compagnie Financiere Richemont SA, Class A	8,503	621,589

Daetwyler Holding AG, Bearer Shares	260	40,315

DKSH Holding AG	352	21,616

dormakaba Holding AG	30	22,662

Emmi AG	57	50,288

Ems-Chemie Holding AG	243	147,158

Flughafen Zurich AG	187	30,827

Forbo Holding AG	69	110,853

Geberit AG	233	97,699

Georg Fischer AG	32	31,122

Givaudan SA	117	302,949

Helvetia Holding AG	85	54,015

Inficon Holding AG	86	48,355

Intershop Holding AG	78	38,223

Julius Baer Group, Ltd.	1,336	64,535

Komax Holding AG	194	44,538

Kuehne & Nagel International AG	464	67,444

Landis+Gyr Group AG	1,111	77,742

Mobilezone Holding AG	4,644	42,333

Mobimo Holding AG	275	63,412

Nestle SA	8,426	811,235

Novartis AG	4,810	394,132

Security	Shares	Value

Switzerland (continued)

Panalpina Welttransport Holding AG	330	$70,744

Partners Group Holding AG	131	98,809

PSP Swiss Property AG	1,056	107,752

Roche Holding AG PC	1,423	375,477

Schindler Holding AG	219	46,560

Schindler Holding AG PC	257	55,544

Schweiter Technologies AG, Bearer Shares	26	25,259

SFS Group AG	327	30,202

SGS SA	46	121,373

Sika AG	1,945	298,017

Sulzer AG	480	50,652

Sunrise Communications Group AG(2)	344	22,842

Swiss Life Holding AG	201	94,496

Swiss Re AG	1,248	120,155

Swisscom AG	487	226,920

Temenos AG	1,415	235,382

Valiant Holding AG	270	30,278

Valora Holding AG	245	62,360

Zehnder Group AG	691	23,788

Zurich Insurance Group AG	683	217,718

		$6,178,852

United Kingdom — 9.4%

Antofagasta PLC	2,458	$29,220

Assura PLC	34,782	27,060

AstraZeneca PLC	3,743	278,853

Auto Trader Group PLC(2)	7,214	53,328

Aveva Group PLC	886	38,712

Aviva PLC	5,903	33,152

Babcock International Group PLC	3,446	23,656

BAE Systems PLC	8,600	55,275

Barratt Developments PLC	3,866	30,413

Berkeley Group Holdings PLC	552	27,079

BHP Group PLC	5,162	121,847

Big Yellow Group PLC	2,400	32,633

BP PLC	31,208	226,935

British American Tobacco PLC	4,022	157,457

BT Group PLC	35,867	107,028

Bunzl PLC	1,400	42,226

Burberry Group PLC	1,413	37,242

Cairn Energy PLC(1)	15,590	34,782

Carnival PLC	457	24,228

Centrica PLC	40,776	56,685

Cineworld Group PLC	12,376	51,357

Coca-Cola European Partners PLC	4,700	251,873

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Compass Group PLC	5,483	$124,759

Cranswick PLC	994	37,612

Croda International PLC	463	31,344

Derwent London PLC	1,020	42,216

Direct Line Insurance Group PLC	5,000	21,515

Electrocomponents PLC	6,322	53,309

Elementis PLC	6,330	13,457

Essentra PLC	5,799	31,982

Experian PLC	2,631	76,586

F&C Commercial Property Trust, Ltd.	14,249	22,859

Ferguson PLC	689	49,033

Fresnillo PLC	2,137	20,930

GlaxoSmithKline PLC	12,020	246,929

Great Portland Estates PLC	4,065	40,060

Halma PLC	4,420	104,001

Hammerson PLC	11,181	47,042

Howden Joinery Group PLC	5,263	34,951

HSBC Holdings PLC	24,670	214,949

Imperial Brands PLC	1,796	57,145

Informa PLC	6,492	66,011

Inmarsat PLC	10,117	72,122

Intertek Group PLC	543	37,979

Johnson Matthey PLC	1,560	68,054

Kcom Group PLC	18,722	23,893

Kingfisher PLC	14,750	50,861

Land Securities Group PLC	6,288	75,783

Legal & General Group PLC	20,937	76,138

Lloyds Banking Group PLC	117,231	95,876

London Stock Exchange Group PLC	511	33,503

LondonMetric Property PLC	32,609	86,072

Merlin Entertainments PLC(2)	8,625	41,246

Micro Focus International PLC	4,998	126,682

Mimecast, Ltd.(1)	800	41,208

Mondi PLC	1,350	29,667

Moneysupermarket.com Group PLC	13,551	64,366

National Grid PLC	30,876	338,275

NCC Group PLC	10,809	24,619

Next PLC	582	43,821

Paragon Banking Group PLC	4,937	29,569

Pearson PLC	5,912	64,044

Persimmon PLC	1,061	30,995

Phoenix Group Holdings PLC	2,631	24,869

Playtech PLC	4,633	26,493

QinetiQ Group PLC	8,311	32,741

Reckitt Benckiser Group PLC	1,112	89,968

RELX PLC	5,362	123,195

Security	Shares	Value

United Kingdom (continued)

Rentokil Initial PLC	5,526	$28,162

Rightmove PLC	13,046	92,250

Rio Tinto PLC	2,924	170,583

Rolls-Royce Holdings PLC	6,692	80,140

Rolls-Royce Holdings PLC, C Shares	475,132	620

Royal Dutch Shell PLC, Class A	7,981	254,286

Royal Mail PLC	6,900	22,767

RPC Group PLC	3,999	41,217

RSA Insurance Group PLC	4,203	29,796

Safestore Holdings PLC	3,803	31,961

Segro PLC	8,635	76,511

Severn Trent PLC	3,397	90,423

Shaftesbury PLC	2,131	23,886

Smith & Nephew PLC	3,742	72,342

Spectris PLC	1,521	54,651

St. James’s Place PLC	1,932	28,353

Standard Life Aberdeen PLC	4,707	17,150

Stobart Group, Ltd.	10,700	20,780

TalkTalk Telecom Group PLC	20,733	33,592

Tate & Lyle PLC	7,007	70,230

Taylor Wimpey PLC	12,334	29,242

Tritax Big Box REIT PLC	37,589	72,909

Unilever PLC	2,083	126,261

UNITE Group PLC (The)	2,424	29,793

United Utilities Group PLC	9,445	102,460

Victrex PLC	874	27,801

WH Smith PLC	1,016	27,182

Whitbread PLC	600	34,931

William Hill PLC	6,621	13,909

WM Morrison Supermarkets PLC	8,786	24,764

		$6,558,722

United States — 0.0%(5)

KLA-Tencor Corp.	179	$22,819

		$22,819

Total Common Stocks (identified cost $63,122,470)		$68,891,910

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(6)	207,578	$207,578

Total Short-Term Investments (identified cost $207,565)		$207,578

Total Investments — 98.6% (identified cost $63,330,035)		$69,099,488

Other Assets, Less Liabilities — 1.4%		$1,004,575

Net Assets — 100.0%		$70,104,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $1,808,684 or 2.6% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 7).

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Euro	38.4%	$26,906,194

Japanese Yen	12.7	8,916,346

British Pound Sterling	9.3	6,531,964

Swiss Franc	9.1	6,368,888

Australian Dollar	8.5	5,940,123

Swedish Krona	4.5	3,131,093

Hong Kong Dollar	4.1	2,876,948

United States Dollar	2.9	2,036,235

Danish Krone	2.2	1,562,527

Norwegian Krone	2.2	1,529,459

Singapore Dollar	1.9	1,374,255

Israeli Shekel	1.8	1,249,815

New Zealand Dollar	1.0	675,641

Total Investments	98.6%	$69,099,488

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	11.0%	$7,731,305

Financials	10.6	7,439,170

Consumer Staples	10.3	7,233,055

Information Technology	9.6	6,733,977

Consumer Discretionary	9.4	6,560,538

Materials	9.1	6,407,074

Health Care	9.1	6,343,484

Communication Services	8.6	6,023,190

Real Estate	8.2	5,721,171

Utilities	7.1	4,951,587

Energy	5.3	3,747,359

Short-Term Investments	0.3	207,578

Total Investments	98.6%	$69,099,488

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $63,122,470)	$68,891,910

Affiliated investment, at value (identified cost, $207,565)	207,578

Foreign currency, at value (identified cost, $270,724)	268,988

Dividends receivable	219,880

Dividends receivable from affiliated investment	389

Receivable for investments sold	120,359

Tax reclaims receivable	378,702

Other assets	128,276

Total assets	$70,216,082

Liabilities

Payable for investments purchased	$21,155

Payable to affiliates:

Investment adviser fee	28,699

Trustees’ fees	346

Accrued expenses	61,819

Total liabilities	$112,019

Net Assets applicable to investors’ interest in Portfolio	$70,104,063

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $146,828)	$1,149,087

Dividends from affiliated investment	1,506

Total investment income	$1,150,593

Expenses

Investment adviser fee	$167,284

Trustees’ fees and expenses	2,071

Custodian fee	50,689

Legal and accounting services	26,096

Miscellaneous	4,499

Total expenses	$250,639

Net investment income	$899,954

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$160,506

Investment transactions — affiliated investment	(4)

Foreign currency transactions	(532)

Net realized gain	$159,970

Change in unrealized appreciation (depreciation) —

Investments	$3,883,943

Investments — affiliated investment	37

Foreign currency	(3,610)

Net change in unrealized appreciation (depreciation)	$3,880,370

Net realized and unrealized gain	$4,040,340

Net increase in net assets from operations	$4,940,294

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$899,954	$1,416,578

Net realized gain (loss)	159,970	(211,552)

Net change in unrealized appreciation (depreciation)	3,880,370	(5,289,631)

Net increase (decrease) in net assets from operations	$4,940,294	$(4,084,605)

Capital transactions —

Contributions	$2,579,718	$5,441,279

Withdrawals	(5,457,657)	(8,995,378)

Net decrease in net assets from capital transactions	$(2,877,939)	$(3,554,099)

Net increase (decrease) in net assets	$2,062,355	$(7,638,704)

Net Assets

At beginning of period	$68,041,708	$75,680,412

At end of period	$70,104,063	$68,041,708

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.75	%(2)	0.71%	0.68%	0.97%	0.92%	0.92%

Net investment income	2.69	%(2)	1.90%	2.30%	2.19%	2.06%	2.55	%(3)

Portfolio Turnover	1	%(4)	30%	26%	14%	11%	53%

Total Return	7.69	%(4)	(5.77)%	22.05%	0.74%	0.31%	1.30%

Net assets, end of period (000’s omitted)	$70,104		$68,042	$75,680	$65,395	$71,918	$111,032

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.8% and 47.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

30

Tax-Managed International Equity Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $167,284 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $909,612 and $3,184,448, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,552,699

Gross unrealized appreciation	$11,150,573

Gross unrealized depreciation	(5,603,784)

Net unrealized appreciation	$5,546,789

31

Tax-Managed International Equity Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$467,344	$20,030,798		$15,745	$20,513,887

Developed Europe	962,271	45,936,756		—	46,899,027

Developed Middle East	206,362	1,249,815		—	1,456,177

North America	22,819	—		—	22,819

Total Common Stocks	$1,658,796	$67,217,369	**	$15,745	$68,891,910

Rights	$—	$—		$0	$0

Warrants	—	0		—	0

Short-Term Investments	—	207,578		—	207,578

Total Investments	$1,658,796	$67,424,947		$15,745	$69,099,488

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

32

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

33

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Portfolio, including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and

34

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689     4.30.19

Eaton Vance

Short Duration Government Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	1.38%	2.10%	1.66%	2.08%
Class A with 2.25% Maximum Sales Charge	—	—	–0.91	–0.20	1.19	1.84
Class C at NAV	09/30/2002	09/30/2002	1.08	1.49	1.05	1.47
Class C with 1% Maximum Sales Charge	—	—	0.09	0.50	1.05	1.47
Class I at NAV	05/04/2009	09/30/2002	1.51	2.35	1.91	2.32
ICE BofAML 1–3 Year U.S. Treasury Index	—	—	2.34%	3.08%	0.99%	1.07%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.89%	1.49%	0.64%
Net				0.85	1.45	0.60

Fund Profile

Asset Allocation (% of total investments)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, if any, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.80	$4.04	0.81%
Class C	$1,000.00	$1,010.80	$7.03	1.41%
Class I	$1,000.00	$1,015.10	$2.80	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06	0.81%
Class C	$1,000.00	$1,017.80	$7.05	1.41%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 32.8%
Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:

2.375%, (COF + 1.25%), with maturity at 2025(1)	$125		$123,748

2.823%, (COF + 1.87%), with maturity at 2022(1)	0	(2)	482

2.878%, (COF + 1.25%), with maturity at 2035(1)	1,164		1,175,217

3.225%, (COF + 2.28%), with maturity at 2025(1)	286		293,997

3.534%, (COF + 1.25%), with maturity at 2032(1)	237		234,521

3.85%, (COF + 1.25%), with maturity at 2034(1)	55		56,633

4.073%, (COF + 2.28%), with maturity at 2037(1)	1,275		1,309,584

4.124%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	1,954		2,041,654

4.186%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	312		321,549

4.395%, (COF + 1.25%), with maturity at 2029(1)	27		26,459

4.456%, (COF + 1.25%), with maturity at 2030(1)	338		355,456

4.50%, with various maturities to 2049	173,683		180,443,748

4.513%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	3,851		4,056,566

4.611%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,521		1,601,753

4.62%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,454		1,531,540

4.647%, (1 yr. CMT + 2.25%), with maturity at 2038(1)	1,402		1,463,059

4.669%, (COF + 1.25%), with maturity at 2033(1)	1,339		1,371,308

4.82%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	172		173,628

6.00%, with maturity at 2029	239		261,832

7.00%, with maturity at 2033	183		199,026

8.00%, with various maturities to 2025	4		3,982

			$197,045,742

Federal National Mortgage Association:

2.306%, (COF + 1.25%), with maturity at 2033(1)	$264		$262,373

2.347%, (COF + 1.25%), with maturity at 2038(1)	127		126,434

2.375%, (COF + 1.25%), with various maturities to 2037(1)	520		516,733

2.92%, (COF + 1.25%), with maturity at 2036(1)	138		134,980

2.924%, (COF + 1.80%), with maturity at 2029(1)	3		3,371

3.052%, (COF + 2.11%), with maturity at 2030(1)	147		150,365

3.16%, (COF + 1.25%), with maturity at 2034(1)	1,000		1,015,395

3.382%, (COF + 1.25%), with maturity at 2036(1)	321		315,033

3.455%, (COF + 2.41%), with maturity at 2030(1)	3		3,509

3.474%, (COF + 1.25%), with maturity at 2034(1)	1,508		1,546,517

3.616%, (COF + 1.25%), with maturity at 2035(1)	475		486,156

3.628%, (COF + 2.34%), with maturity at 2026(1)	289		298,141

3.82%, (COF + 1.79%), with maturity at 2036(1)	920		949,993

3.853%, (COF + 1.25%), with maturity at 2034(1)	933		955,465

3.958%, (COF + 1.25%), with maturity at 2036(1)	84		84,805

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)

3.99%, (COF + 1.78%), with maturity at 2035(1)	$459		$476,286

4.108%, (COF + 1.25%), with maturity at 2033(1)	397		407,519

4.108%, (COF + 1.73%), with maturity at 2035(1)	688		704,222

4.161%, (COF + 1.81%), with maturity at 2034(1)	414		436,528

4.175%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	486		511,790

4.291%, (1 yr. CMT + 2.06%), with maturity at 2033(1)	363		379,815

4.457%, (1 yr. CMT + 2.13%), with maturity at 2037(1)	1,243		1,309,324

4.50%, with various maturities to 2049	289,521		302,515,962

4.544%, (1 yr. CMT + 2.14%), with maturity at 2040(1)	447		464,707

4.565%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	430		447,462

4.575%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	3,133		3,299,786

4.576%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	2,431		2,560,965

4.623%, (1 yr. CMT + 2.12%), with maturity at 2031(1)	923		940,109

4.667%, (COF + 1.87%), with maturity at 2034(1)	468		481,610

4.668%, (COF + 1.49%), with maturity at 2029(1)	533		562,459

4.703%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,040		1,087,658

4.752%, (1 yr. CMT + 2.74%), with maturity at 2019(1)	0	(2)	450

4.837%, (1 yr. CMT + 2.46%), with maturity at 2038(1)	741		772,250

5.00%, with various maturities to 2049	259,441		274,600,667

5.13%, (COF + 1.72%), with maturity at 2034(1)	217		229,053

5.917%, (COF + 1.75%), with maturity at 2021(1)	8		7,892

6.00%, with various maturities to 2031	340		368,452

6.241%, (COF + 1.80%), with maturity at 2021(1)	20		20,449

6.323%, (COF + 2.00%), with maturity at 2032(1)	130		138,496

7.00%, with maturity at 2035	2,362		2,699,382

8.00%, with maturity at 2034	398		440,703

			$602,713,266

Government National Mortgage Association:

4.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$301		$307,060

4.50%, with maturity at 2049(3)	9,765		10,212,124

4.50%, with various maturities to 2049	282,331		293,542,641

5.00%, with various maturities to 2049	241,905		253,408,053

8.25%, with maturity at 2020	1		539

			$557,470,417

Total Mortgage Pass-Throughs (identified cost $1,350,390,810)			$1,357,229,425

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 56.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 1395, Class F, 1.816%, (COF + 0.65%), 10/15/22(4)	$12	$11,492

Series 2135, Class JZ, 6.00%, 3/15/29	747	816,546

Series 3325, Class CF, 2.813%, (1 mo. USD LIBOR + 0.34%), 6/15/37(4)	1,733	1,722,001

Series 3382, Class FG, 3.073%, (1 mo. USD LIBOR + 0.60%), 11/15/37(4)	1,488	1,498,728

Series 3866, Class DF, 3.923%, (1 mo. USD LIBOR + 1.45%), 5/15/41(4)	2,325	2,389,677

Series 4102, Class DF, 3.652%, (1 mo. USD LIBOR + 1.15%), 9/15/42(4)	2,171	2,208,487

Series 4114, Class YF, 3.573%, (1 mo. USD LIBOR + 1.10%), 10/15/42(4)	3,209	3,264,434

Series 4159, Class FP, 3.402%, (1 mo. USD LIBOR + 0.90%), 11/15/42(4)	2,005	2,008,995

Series 4177, Class MP, 2.50%, 3/15/43	423	408,407

Series 4180, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 1/15/43(4)	5,620	5,629,828

Series 4204, Class AF, 3.502%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	2,855	2,860,328

Series 4223, Class NF, 3.452%, (1 mo. USD LIBOR + 0.95%), 7/15/43(4)	7,121	7,213,500

Series 4249, Class CF, 3.302%, (1 mo. USD LIBOR + 0.80%), 9/15/43(4)	16,848	17,009,790

Series 4299, Class JG, 2.50%, 7/15/43	4,750	4,695,310

Series 4337, Class YT, 3.50%, 4/15/49	2,283	2,286,469

Series 4385, Class SC, 3.497%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(5)	110	102,603

Series 4389, Class CA, 3.00%, 9/15/44	5,769	5,722,747

Series 4407, Class LN, 3.492%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(5)	54	53,124

Series 4448, Class AF, 3.502%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	12,018	12,099,994

Series 4495, Class JA, 3.50%, 5/15/45	1,745	1,752,838

Series 4584, Class PM, 3.00%, 5/15/46	2,199	2,212,347

Series 4594, Class FM, 3.502%, (1 mo. USD LIBOR + 1.00%), 6/15/46(4)	1,436	1,448,322

Series 4608, Class TV, 3.50%, 1/15/55	2,090	2,110,670

Series 4619, Class KF, 3.239%, (1 mo. USD LIBOR + 0.75%), 6/15/39(4)	1,964	1,951,956

Series 4631, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 10/15/46(4)	1,499	1,509,935

Series 4631, Class NF, 3.502%, (1 mo. USD LIBOR + 1.00%), 11/15/46(4)	12,784	12,913,006

Series 4637, Class QF, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	12,899	12,920,024

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4639, Class KF, 3.802%, (1 mo. USD LIBOR + 1.30%), 12/15/44(4)	$10,206	$10,381,496

Series 4645, Class CF, 3.502%, (1 mo. USD LIBOR + 1.00%), 3/15/44(4)	9,423	9,557,788

Series 4648, Class WF, 3.502%, (1 mo. USD LIBOR + 1.00%), 1/15/47(4)	345	347,656

Series 4678, Class PC, 3.00%, 1/15/46	7,219	7,267,502

Series 4680, Class YF, 3.502%, (1 mo. USD LIBOR + 1.00%), 12/15/46(4)	2,212	2,231,828

Series 4681, Class JZ, 2.50%, 5/15/47	998	973,365

Series 4681, Class MF, 3.489%, (1 mo. USD LIBOR + 1.00%), 5/15/47(4)	537	538,070

Series 4700, Class UF, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/15/47(4)	5,135	5,153,852

Series 4703, Class TZ, 4.00%, 7/15/47	332	339,425

Series 4708, Class F, 2.773%, (1 mo. USD LIBOR + 0.30%), 8/15/47(4)	15,593	15,448,601

Series 4717, Class PF, 3.473%, (1 mo. USD LIBOR + 1.00%), 8/15/47(4)	8,891	8,902,494

Series 4731, Class FQ, 3.502%, (1 mo. USD LIBOR + 1.00%), 11/15/47(4)	1,913	1,921,633

Series 4735, Class F, 3.502%, (1 mo. USD LIBOR + 1.00%), 12/15/47(4)	6,457	6,495,009

Series 4746, Class CZ, 4.00%, 11/15/47	1,658	1,675,526

Series 4749, Class HF, 3.489%, (1 mo. USD LIBOR + 1.00%), 1/15/48(4)	6,199	6,239,131

Series 4751, Class ZC, 4.00%, 11/15/47	1,450	1,470,746

Series 4754, Class FJ, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	9,132	9,147,477

Series 4754, Class FK, 3.502%, (1 mo. USD LIBOR + 1.00%), 1/15/54(4)	14,300	14,330,265

Series 4767, Class FK, 3.489%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	8,952	8,960,198

Series 4767, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	3,080	3,083,415

Series 4768, Class JF, 3.502%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	3,030	3,037,116

Series 4774, Class MH, 4.50%, 12/15/42	16,410	17,030,824

Series 4774, Class QD, 4.50%, 1/15/43	8,421	8,743,243

Series 4775, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	4,921	4,922,135

Series 4776, Class C, 4.50%, 3/15/43	16,126	16,741,282

Series 4777, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	5,820	5,816,500

Series 4795, Class FK, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	5,910	5,917,409

Series 4795, Class NF, 3.502%, (1 mo. USD LIBOR + 1.00%), 6/15/48(4)	28,171	28,152,113

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4808, Class FA, 3.473%, (1 mo. USD LIBOR + 1.00%), 6/15/48(4)	$3,450	$3,451,843

Series 4814, Class KC, 4.50%, 5/15/43	21,547	22,434,317

Series 4815, Class DF, 3.489%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	12,696	12,725,220

Series 4818, Class BF, 3.473%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	10,397	10,421,990

Series 4820, Class EF, 2.773%, (1 mo. USD LIBOR + 0.30%), 3/15/48(4)	50,099	49,768,232

Series 4840, Class GF, 3.489%, (1 mo. USD LIBOR + 1.00%), 11/15/48(4)	4,933	4,955,016

Series 4845, Class EA, 4.50%, 6/15/43	55,320	57,223,498

Series 4846, Class EA, 4.50%, 8/15/43	43,766	45,249,422

Series 4850, Class CA, 4.50%, 6/15/43	46,536	48,184,850

Series 4858, Class LA, 4.50%, 8/15/43	74,375	77,865,917

Series 4859, Class GA, 4.50%, 10/15/43	23,330	24,158,252

Series 4860, Class FA, 2.923%, (1 mo. USD LIBOR + 0.45%), 2/15/49(4)	31,385	31,353,072

Series 4876, Class FA, 3.187%, (1 mo. USD LIBOR + 0.70%), 5/15/49(4)	26,410	26,601,516

Interest Only:(6)

Series 354, Class C11, 3.50%, 7/15/46	33,540	5,937,584

Series 354, Class C15, 3.50%, 11/15/46	35,191	6,185,867

Series 362, Class C7, 3.50%, 9/15/47	74,048	13,486,137

Series 362, Class C11, 4.00%, 12/15/47	20,181	3,676,295

Series 362, Class C12, 4.00%, 12/15/47	24,925	4,991,107

Series 3030, Class SL, 3.627%, (6.10% - 1 mo. USD LIBOR), 9/15/35(5)	2,490	410,231

Series 3114, Class TS, 4.177%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	5,456	639,556

Series 3339, Class JI, 4.117%, (6.59% - 1 mo. USD LIBOR), 7/15/37(5)	2,012	343,315

Series 3872, Class NI, 5.50%, 12/15/21	1,117	40,476

Series 4088, Class EI, 3.50%, 9/15/41	3,415	496,889

Series 4094, Class CS, 3.527%, (6.00% - 1 mo. USD LIBOR), 8/15/42(5)	3,816	706,324

Series 4109, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,864	472,459

Series 4212, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 7/15/38(5)	4,995	229,025

Series 4452, Class SP, 3.727%, (6.20% - 1 mo. USD LIBOR), 10/15/43(5)	4,261	596,333

Series 4497, Class CS, 3.716%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	3,186	646,577

Series 4507, Class EI, 4.00%, 8/15/44	10,181	1,786,993

Series 4507, Class MI, 3.50%, 8/15/44	4,174	686,351

Series 4520, Class PI, 4.00%, 8/15/45	20,111	2,609,132

Series 4549, Class DS, 3.427%, (5.90% - 1 mo. USD LIBOR), 8/15/45(5)	8,194	1,651,419

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only: (continued)

Series 4601, Class IN, 3.50%, 7/15/46	$66,607	$12,540,675

Series 4625, Class BI, 3.50%, 6/15/46	12,313	2,106,779

Series 4637, Class IP, 3.50%, 4/15/44	3,038	441,734

Series 4653, Class PI, 3.50%, 7/15/44	3,349	416,679

Series 4672, Class LI, 3.50%, 1/15/43	3,532	421,452

Series 4676, Class DI, 4.00%, 7/15/44	5,846	764,337

Series 4700, Class WI, 3.50%, 1/15/44	13,835	1,577,154

Series 4749, Class IL, 4.00%, 12/15/47	5,295	1,113,217

Series 4768, Class IO, 4.00%, 3/15/48	6,301	1,330,924

Series 4768, Class KI, 4.00%, 11/15/47	10,472	2,207,501

Series 4772, Class PI, 4.00%, 1/15/48	6,576	1,452,088

Series 4791, Class JI, 4.00%, 5/15/48	13,903	2,759,431

Series 4791, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 5/15/48(5)	41,178	6,659,997

Series 4796, Class AS, 3.727%, (6.20% - 1 mo. USD LIBOR), 5/15/48(5)	26,078	4,283,810

Series 4808, Class IB, 4.00%, 5/15/48	27,622	5,529,422

Series 4820, Class ES, 3.727%, (6.20% - 1 mo. USD LIBOR), 3/15/48(5)	26,239	3,787,131

Principal Only:(7)

Series 213, Class PO, 0.00%, 6/1/31	2,546	2,289,508

Series 239, Class PO, 0.00%, 8/15/36	1,251	1,086,890

Series 246, Class PO, 0.00%, 5/15/37	2,859	2,642,263

Series 3072, Class WO, 0.00%, 11/15/35	1,160	1,015,233

Series 3342, Class KO, 0.00%, 7/15/37	366	332,520

Series 3476, Class PO, 0.00%, 7/15/38	588	518,298

Series 3862, Class PO, 0.00%, 5/15/41	1,104	959,335

Series 4847, Class OL, 0.00%, 6/15/48	1,091	895,860

		$830,765,110

Federal National Mortgage Association:

Series G93-17, Class FA, 3.477%, (1 mo. USD LIBOR + 1.00%), 4/25/23(4)	$29	$29,686

Series G93-36, Class ZQ, 6.50%, 12/25/23	152	160,715

Series G97-4, Class FA, 3.274%, (1 mo. USD LIBOR + 0.80%), 6/17/27(4)	195	196,343

Series 1993-203, Class PL, 6.50%, 10/25/23	151	159,877

Series 1994-14, Class F, 2.766%, (COF + 1.60%), 10/25/23(4)	138	139,928

Series 2001-4, Class GA, 9.182%, 4/17/25(8)	6	6,408

Series 2009-48, Class WA, 5.837%, 7/25/39(8)	598	643,974

Series 2009-62, Class WA, 5.571%, 8/25/39(8)	964	1,033,688

Series 2010-112, Class DZ, 4.00%, 10/25/40	1,095	1,135,893

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	352	385,044

Series 2012-14, Class MH, 2.00%, 12/25/40	304	299,421

Series 2012-35, Class GE, 3.00%, 5/25/40	4,735	4,733,993

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2012-51, Class FD, 3.057%, (1 mo. USD LIBOR + 0.58%), 5/25/42(4)	$36,432	$36,717,077

Series 2012-134, Class ZT, 2.00%, 12/25/42	2,658	2,270,817

Series 2013-19, Class HF, 3.477%, (1 mo. USD LIBOR + 1.00%), 3/25/43(4)	2,635	2,643,563

Series 2013-52, Class GA, 1.00%, 6/25/43	3,186	3,033,998

Series 2013-52, Class MD, 1.25%, 6/25/43	2,784	2,555,107

Series 2013-67, Class NF, 3.477%, (1 mo. USD LIBOR + 1.00%), 7/25/43(4)	1,856	1,862,040

Series 2013-119, Class PD, 2.50%, 1/25/43	406	403,108

Series 2014-1, Class HF, 3.989%, (1 mo. USD LIBOR + 1.50%), 6/25/43(4)	2,000	2,027,584

Series 2014-5, Class LB, 2.50%, 7/25/43	1,246	1,230,496

Series 2015-4, Class BF, 2.89%, (1 mo. USD LIBOR + 0.40%), 2/25/45(4)	12,733	12,703,000

Series 2015-74, Class SL, 0.895%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	1,883	1,199,705

Series 2015-93, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 1/25/46(4)	703	709,239

Series 2016-20, Class ZA, 2.50%, 12/25/41	1,742	1,637,103

Series 2016-22, Class ZE, 3.00%, 6/25/44	3,417	3,228,973

Series 2016-49, Class VF, 3.502%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	1,897	1,911,080

Series 2016-55, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	2,083	2,097,395

Series 2016-89, Class ZH, 3.00%, 12/25/46	753	744,180

Series 2017-13, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 2/25/47(4)	945	952,275

Series 2017-15, Class LE, 3.00%, 6/25/46	3,650	3,668,236

Series 2017-20, Class KB, 3.00%, 4/25/47	305	304,217

Series 2017-26, Class NF, 3.489%, (1 mo. USD LIBOR + 1.00%), 4/25/47(4)	15,559	15,711,682

Series 2017-39, Class JZ, 3.00%, 5/25/47	1,061	1,034,599

Series 2017-49, Class PF, 3.489%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	1,928	1,924,849

Series 2017-50, Class CZ, 3.00%, 7/25/53	69	69,074

Series 2017-56, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	6,972	7,025,433

Series 2017-57, Class FA, 2.877%, (1 mo. USD LIBOR + 0.40%), 8/25/57(4)	10,500	10,455,316

Series 2017-60, Class NF, 3.502%, (1 mo. USD LIBOR + 1.00%), 8/25/47(4)	3,693	3,701,437

Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,218	3,042,133

Series 2017-76, Class Z, 3.00%, 10/25/57	2,958	2,845,144

Series 2017-96, Class FM, 3.502%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	3,105	3,119,434

Series 2017-96, Class Z, 3.00%, 12/25/57	851	833,659

Series 2017-99, Class FY, 3.502%, (1 mo. USD LIBOR + 1.00%), 12/25/47(4)	5,294	5,285,536

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2017-105, Class BF, 3.402%, (1 mo. USD LIBOR + 0.90%), 1/25/48(4)	$3,752	$3,794,478

Series 2017-106, Class HF, 3.502%, (1 mo. USD LIBOR + 1.00%), 1/25/48(4)	3,798	3,810,959

Series 2017-109, Class LF, 3.452%, (1 mo. USD LIBOR + 0.95%), 1/25/48(4)	909	906,969

Series 2018-4, Class FM, 2.777%, (1 mo. USD LIBOR + 0.30%), 2/25/48(4)	29,088	28,821,597

Series 2018-11, Class CF, 3.477%, (1 mo. USD LIBOR + 1.00%), 2/25/48(4)	3,114	3,137,303

Series 2018-13, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	3,136	3,130,884

Series 2018-13, Class NF, 3.502%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	5,207	5,225,229

Series 2018-14, Class TF, 3.502%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	5,412	5,407,550

Series 2018-19, Class NF, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/25/58(4)	5,645	5,655,890

Series 2018-39, Class EF, 2.777%, (1 mo. USD LIBOR + 0.30%), 6/25/48(4)	13,313	13,227,640

Series 2018-47, Class JF, 3.502%, (1 mo. USD LIBOR + 1.00%), 7/25/48(4)	5,227	5,227,582

Series 2018-52, Class F, 3.477%, (1 mo. USD LIBOR + 1.00%), 7/25/48(4)	9,463	9,472,086

Series 2018-57, Class FK, 3.502%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	7,674	7,674,955

Series 2018-57, Class FL, 2.777%, (1 mo. USD LIBOR + 0.30%), 8/25/48(4)	14,081	13,976,895

Series 2018-57, Class HF, 3.502%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	2,226	2,224,458

Series 2018-58, Class CZ, 4.00%, 8/25/48	5,034	5,031,838

Series 2018-59, Class KF, 3.477%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	13,409	13,442,512

Series 2018-64, Class FL, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/25/48(4)	2,192	2,198,051

Series 2018-67, Class FL, 3.502%, (1 mo. USD LIBOR + 1.00%), 9/25/48(4)	2,867	2,883,964

Series 2018-87, Class BF, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/25/48(4)	2,333	2,363,392

Series 2019-1, Class FA, 3.09%, (1 mo. USD LIBOR + 0.60%), 2/25/49(4)	56,856	56,648,730

Series 2019-8, Class FD, 3.177%, (1 mo. USD LIBOR + 0.70%), 3/25/49(4)	89,353	89,949,694

Series 2019-8, Class FG, 2.977%, (1 mo. USD LIBOR + 0.50%), 3/25/49(4)	61,756	61,740,871

Series 2019-9, Class LF, 3.027%, (1 mo. USD LIBOR + 0.55%), 3/25/49(4)	67,106	67,369,137

Series 2019-15, Class Z, 4.50%, 4/25/49	39,969	40,390,084

Series 2019-16, Class AF, 3.027%, (1 mo. USD LIBOR + 0.55%), 4/25/49(4)	46,277	46,415,836

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2019-16, Class F, 2.977%, (1 mo. USD LIBOR + 0.50%), 4/25/49(4)	$22,676	$22,692,125

Interest Only:(6)

Series 296, Class 2, 8.00%, 4/25/24	338	34,132

Series 402, Class 2, 4.00%, 5/25/39	5,931	1,001,271

Series 424, Class C8, 3.50%, 2/25/48	18,560	3,448,056

Series 2004-60, Class SW, 4.573%, (7.05% - 1 mo. USD LIBOR), 4/25/34(5)	2,888	391,410

Series 2005-68, Class XI, 6.00%, 8/25/35	2,666	706,747

Series 2006-65, Class PS, 4.73%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	1,700	333,573

Series 2007-99, Class SD, 3.923%, (6.40% - 1 mo. USD LIBOR), 10/25/37(5)	2,763	444,281

Series 2007-102, Class ST, 3.963%, (6.44% - 1 mo. USD LIBOR), 11/25/37(5)	1,289	211,098

Series 2010-135, Class SD, 3.523%, (6.00% - 1 mo. USD LIBOR), 6/25/39(5)	2,009	106,877

Series 2011-13, Class AI, 4.50%, 7/25/21	297	6,790

Series 2011-59, Class IW, 6.00%, 7/25/41	1,895	446,658

Series 2011-82, Class AI, 5.50%, 8/25/26	451	15,096

Series 2011-101, Class IC, 3.50%, 10/25/26	5,063	398,414

Series 2012-73, Class MS, 3.573%, (6.05% - 1 mo. USD LIBOR), 5/25/39(5)	2,180	120,043

Series 2012-86, Class CS, 3.61%, (6.10% - 1 mo. USD LIBOR), 4/25/39(5)	1,933	118,768

Series 2012-94, Class SL, 4.21%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	6,596	765,814

Series 2012-103, Class GS, 3.623%, (6.10% - 1 mo. USD LIBOR), 2/25/40(5)	4,698	293,668

Series 2012-112, Class SB, 3.673%, (6.15% - 1 mo. USD LIBOR), 9/25/40(5)	6,513	894,072

Series 2012-147, Class SA, 3.623%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	2,564	481,497

Series 2013-127, Class BI, 3.50%, 5/25/39	2,777	203,910

Series 2013-127, Class LI, 3.50%, 5/25/39	2,761	202,753

Series 2014-41, Class SA, 3.565%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	4,112	970,118

Series 2014-55, Class IL, 3.50%, 9/25/44	3,558	602,664

Series 2014-55, Class IN, 3.50%, 7/25/44	3,006	490,026

Series 2014-89, Class IO, 3.50%, 1/25/45	4,769	867,095

Series 2015-22, Class GI, 3.50%, 4/25/45	2,553	417,771

Series 2015-31, Class SG, 3.623%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	4,415	947,531

Series 2015-36, Class IL, 3.00%, 6/25/45	3,949	627,245

Series 2015-61, Class QI, 3.50%, 5/25/43	5,104	661,671

Series 2016-1, Class SJ, 3.673%, (6.15% - 1 mo. USD LIBOR), 2/25/46(5)	5,893	1,057,236

Series 2016-61, Class DI, 3.00%, 4/25/46	4,641	547,653

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Interest Only: (continued)

Series 2018-21, Class IO, 3.00%, 4/25/48	$23,836	$4,327,201

Series 2018-42, Class IA, 3.50%, 6/25/47	24,007	3,342,979

Series 2019-1, Class SA, 2.91%, (5.40% - 1 mo. USD LIBOR), 2/25/49(5)	39,746	4,634,737

Principal Only:(7)

Series 379, Class 1, 0.00%, 5/25/37	2,790	2,477,241

Series 380, Class 1, 0.00%, 7/25/37	605	530,380

Series 2007-17, Class PO, 0.00%, 3/25/37	489	430,361

Series 2009-82, Class PO, 0.00%, 10/25/39	1,199	1,045,963

Series 2012-5, Class PO, 0.00%, 12/25/39	795	706,152

Series 2012-61, Class PO, 0.00%, 8/25/37	3,379	2,952,550

Series 2014-17, Class PO, 0.00%, 4/25/44	2,765	2,257,331

		$709,212,001

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$904,924

Series 2012-77, Class MT, 2.867%, (1 mo. USD LIBOR + 0.39%), 5/16/41(4)	924	897,252

Series 2014-H20, Class MF, 3.132%, (1 mo. USD LIBOR + 0.65%), 10/20/64(4)	11,024	11,037,126

Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,617,553

Series 2015-144, Class KB, 3.00%, 8/20/44	504	491,442

Series 2015-H03, Class FD, 3.122%, (1 mo. USD LIBOR + 0.64%), 1/20/65(4)	30,477	30,653,270

Series 2015-H05, Class FB, 3.122%, (1 mo. USD LIBOR + 0.64%), 2/20/65(4)	28,457	28,482,911

Series 2016-129, Class ZC, 2.00%, 6/20/45	483	468,550

Series 2016-168, Class JF, 3.502%, (1 mo. USD LIBOR + 1.00%), 11/20/46(4)	9,903	9,963,226

Series 2017-5, Class ZA, 2.50%, 1/20/47	1,652	1,650,338

Series 2017-115, Class ZA, 3.00%, 7/20/47	2,118	2,032,444

Series 2017-121, Class DF, 2.981%, (1 mo. USD LIBOR + 0.50%), 8/20/47(4)	15,042	15,004,117

Series 2017-137, Class AF, 2.985%, (1 mo. USD LIBOR + 0.50%), 9/20/47(4)	7,172	7,171,057

Series 2017-147, Class HF, 3.481%, (1 mo. USD LIBOR + 1.00%), 9/20/47(4)	10,327	10,332,735

Series 2017-176, Class DF, 3.509%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	1,363	1,362,117

Series 2017-186, Class WF, 3.502%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	8,349	8,342,602

Series 2018-63, Class CF, 3.502%, (1 mo. USD LIBOR + 1.00%), 4/20/48(4)	5,329	5,330,726

Series 2018-67, Class KF, 3.509%, (1 mo. USD LIBOR + 1.00%), 3/20/48(4)	1,347	1,348,563

Series 2018-76, Class LF, 3.509%, (1 mo. USD LIBOR + 1.00%), 5/20/48(4)	1,211	1,210,902

Series 2018-107, Class KF, 3.502%, (1 mo. USD LIBOR + 1.00%), 8/20/48(4)	2,594	2,591,729

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Series 2018-125, Class FM, 3.509%, (1 mo. USD LIBOR + 1.00%), 8/20/48(4)	$6,086	$6,102,988

Series 2018-125, Class LF, 3.509%, (1 mo. USD LIBOR + 1.00%), 7/20/48(4)	4,277	4,279,643

Series 2018-127, Class UF, 3.502%, (1 mo. USD LIBOR + 1.00%), 9/20/48(4)	2,712	2,709,224

Series 2018-168, Class FW, 3.502%, (1 mo. USD LIBOR + 1.00%), 10/20/48(4)	2,050	2,058,535

Series 2018-H16, Class FA, 2.902%, (1 mo. USD LIBOR + 0.42%), 9/20/68(4)	121,809	120,528,723

Series 2018-H18, Class FA, 2.982%, (1 mo. USD LIBOR + 0.50%), 9/20/68(4)	100,513	99,763,865

Series 2018-H18, Class FG, 3.082%, (1 mo. USD LIBOR + 0.60%), 10/20/68(4)	64,819	64,743,162

Series 2018-H20, Class FA, 3.082%, (1 mo. USD LIBOR + 0.60%), 12/20/68(4)	100,461	100,341,801

Series 2018-H20, Class FB, 2.982%, (1 mo. USD LIBOR + 0.50%), 6/20/68(4)	80,105	79,677,971

Series 2018-H20, Class FD, 2.982%, (1 mo. USD LIBOR + 0.50%), 12/20/68(4)	53,741	53,449,140

Series 2018-H20, Class FE, 2.982%, (1 mo. USD LIBOR + 0.50%), 11/20/68(4)	38,218	38,009,863

Series 2019-1, Class NF, 3.502%, (1 mo. USD LIBOR + 1.00%), 1/20/49(4)	5,903	5,908,817

Series 2019-23, Class FN, 3.502%, (1 mo. USD LIBOR + 1.00%), 2/20/49(4)	2,959	2,973,460

Series 2019-H02, Class FE, 3.032%, (1 mo. USD LIBOR + 0.55%), 1/20/69(4)	35,237	35,176,469

Interest Only:(6)

Series 2011-48, Class SD, 4.189%, (6.67% - 1 mo. USD LIBOR), 10/20/36(5)	987	24,937

Series 2014-98, Class IM, 1.129%, 1/20/43(8)	18,242	656,111

Series 2015-116, Class AS, 3.219%, (5.70% - 1 mo. USD LIBOR), 8/20/45(5)	2,261	257,016

Series 2015-151, Class KI, 0.602%, 11/20/42(8)	25,654	670,519

Series 2017-104, Class SD, 3.719%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	7,889	1,430,842

Series 2017-121, Class DS, 2.019%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	12,238	892,583

Series 2018-105, Class SE, 3.719%, (6.20% - 1 mo. USD LIBOR), 8/20/48(5)	2,429	418,482

Series 2018-112, Class SA, 3.719%, (6.20% - 1 mo. USD LIBOR), 8/20/48(5)	90,014	12,251,484

Series 2018-125, Class SQ, 3.719%, (6.20% - 1 mo. USD LIBOR), 9/20/48(5)	10,518	1,891,982

Series 2018-127, Class SG, 3.769%, (6.25% - 1 mo. USD LIBOR), 9/20/48(5)	32,866	3,819,444

Series 2019-27, Class SA, 3.569%, (6.05% - 1 mo. USD LIBOR), 2/20/49(5)	13,120	2,232,669

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Interest Only: (continued)

Series 2019-38, Class SQ, 3.569%, (6.05% - 1 mo. USD LIBOR), 3/20/49(5)	$24,928	$4,041,427

Principal Only:(7)

Series 2009-117, Class PO, 0.00%, 12/16/39	1,877	1,585,384

Series 2010-88, Class OA, 0.00%, 7/20/40	1,457	1,231,601

Series 2015-24, Class KO, 0.00%, 6/20/35	1,951	1,744,023

		$789,765,749

Total Collateralized Mortgage Obligations (identified cost $2,344,067,683)		$2,329,742,860

U.S. Government Guaranteed Small Business Administration Pools & Loans — 10.1%
Description	Principal Amount (000’s omitted)	Value

3.125%, (USD Prime - 2.375%), 2/25/29(4)	$98,566	$98,871,355

3.25%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(4)	103,907	104,526,381

3.30%, (USD Prime - 2.20%), 4/25/44(4)	34,775	35,092,962

4.50%, (USD Prime - 1.00%), 4/25/44(4)	43,020	45,402,263

4.825%, (USD Prime - 0.675%), 2/25/44(4)	41,381	44,382,609

Interest Only:(9)

0.75%, 12/15/43 to 4/15/44	3,913	236,503

1.00%, 12/15/28 to 4/15/44	7,914	565,406

1.25%, 4/15/29 to 4/15/44	50,074	4,274,804

1.255%, 2/15/44	1,601	106,280

1.50%, 1/15/29 to 9/15/44	61,583	5,800,310

1.505%, 2/15/44	1,164	86,987

1.70%, 9/15/28	646	40,231

1.75%, 6/15/28 to 10/15/44	49,614	5,351,518

1.805%, 6/15/43	294	20,473

1.905%, 10/15/43 to 4/15/44	16,486	1,299,194

1.909%, 7/15/42	5,514	437,244

2.00%, 11/15/28 to 5/15/44	59,169	6,707,481

2.005%, 1/15/44 to 3/15/44	3,604	336,080

2.055%, 3/15/29 to 4/15/44	9,155	817,764

2.155%, 11/15/43 to 4/15/44	8,884	819,886

2.159%, 9/15/41 to 8/15/42	8,120	684,962

2.212%, 11/1/32 to 5/16/43(10)	155,926	10,223,734

2.25%, 7/15/28 to 3/15/44	26,544	3,141,280

2.255%, 12/15/43 to 1/15/44	3,853	393,276

2.305%, 12/15/28 to 4/15/44	20,552	1,837,668

2.403%, 2/21/33 to 4/1/43(10)	38,237	3,635,834

2.405%, 11/15/43 to 4/15/44	14,877	1,497,856

2.409%, 6/15/42 to 7/15/42	12,075	1,191,918

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

2.482%, 9/15/41 to 3/15/44	$5,447	$545,337

2.50%, 5/15/28 to 4/15/44	40,750	5,226,453

2.505%, 1/15/44	2,325	273,166

2.555%, 12/15/28 to 4/15/44	15,418	1,447,492

2.605%, 12/15/28 to 4/15/29	618	51,261

2.655%, 1/15/29 to 4/15/44	7,842	838,585

2.659%, 6/15/42 to 7/15/42	8,624	916,490

2.75%, 5/15/28 to 3/15/44	103,259	13,747,327

2.755%, 1/15/44 to 2/15/44	5,189	632,836

2.79%, 3/21/23 to 12/13/42(10)	51,946	3,931,461

2.805%, 3/15/29 to 4/15/44	14,076	1,499,172

2.905%, 3/15/44	730	96,987

3.005%, 1/15/44	1,186	154,491

3.055%, 12/15/28 to 4/15/44	1,895	227,885

3.103%, 1/21/24 to 7/28/42(10)	29,883	2,338,421

3.155%, 12/15/43 to 1/15/44	3,999	587,754

3.255%, 2/15/44 to 3/15/44	4,833	776,134

3.305%, 3/15/29 to 4/15/29	1,558	162,451

3.355%, 1/15/29 to 4/15/44	273	33,669

3.359%, 3/10/26 to 3/23/42(10)	992	113,065

3.405%, 3/15/44 to 4/15/44	3,686	583,952

3.505%, 12/15/43 to 3/15/44	8,356	1,395,898

3.555%, 3/15/29 to 3/15/44	4,910	697,589

3.655%, 11/15/43 to 4/15/44	17,235	2,822,285

4.205%, 12/15/43	96	16,887

6.95%, 2/15/34 to 2/15/39	883	30,830

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $412,956,606)		$416,930,137

Short-Term Investments — 6.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(11)	275,538,055	$275,538,055

Total Short-Term Investments (identified cost $275,535,997)		$275,538,055

Total Investments — 105.8% (identified cost $4,382,951,096)		$4,379,440,477

Other Assets, Less Liabilities — (5.8)%		$(240,960,381)

Net Assets — 100.0%		$4,138,480,096

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(2)	Principal amount is less than $500.

(3)	When-issued security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2019 of all interest only securities comprising the certificate.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

CME 90-Day Eurodollar	3,702	Long	6/17/19	$901,946,025	$110,810

CME 90-Day Eurodollar	3,702	Short	3/16/20	(903,935,850)	(3,913,378)

CME 90-Day Eurodollar	600	Short	6/15/20	(146,640,000)	(1,021,785)

U.S. 5-Year Treasury Note	720	Short	6/28/19	(83,261,250)	(578,391)

U.S. 10-Year Treasury Note	274	Short	6/19/19	(33,886,094)	(304,032)

					$(5,706,776)

Abbreviations:

CME	–	Chicago Mercantile Exchange

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $4,107,415,099)	$4,103,902,422

Affiliated investment, at value (identified cost, $275,535,997)	275,538,055

Deposits for derivatives collateral — financial futures contracts	2,883,506

Interest receivable	19,424,053

Dividends receivable from affiliated investment	372,782

Receivable for Fund shares sold	27,365,482

Total assets	$4,429,486,300

Liabilities

Payable for investments purchased	$252,163,330

Payable for when-issued securities	10,192,291

Payable for Fund shares redeemed	24,496,914

Payable for variation margin on open financial futures contracts	353,082

Distributions payable	1,299,868

Due to custodian	560,336

Payable to affiliates:

Investment adviser fee	1,588,523

Distribution and service fees	214,379

Trustees’ fees	9,223

Accrued expenses	128,258

Total liabilities	$291,006,204

Net Assets	$4,138,480,096

Sources of Net Assets

Paid-in capital	$4,171,567,691

Accumulated loss	(33,087,595)

Net Assets	$4,138,480,096

Class A Shares

Net Assets	$681,643,110

Shares Outstanding	83,264,579

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.19

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$8.38

Class C Shares

Net Assets	$113,976,887

Shares Outstanding	13,905,039

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.20

Class I Shares

Net Assets	$3,342,860,099

Shares Outstanding	408,800,130

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.18

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest	$54,849,854

Dividends from affiliated investment	4,145,480

Total investment income	$58,995,334

Expenses

Investment adviser fee	$7,665,345

Distribution and service fees

Class A	684,286

Class C	424,647

Trustees’ fees and expenses	60,056

Custodian fee	320,221

Transfer and dividend disbursing agent fees	557,205

Legal and accounting services	82,322

Printing and postage	86,872

Registration fees	191,054

Miscellaneous	32,731

Total expenses	$10,104,739

Net investment income	$48,890,595

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(850,677)

Investment transactions — affiliated investment	108,510

Financial futures contracts	(6,626,659)

Net realized loss	$(7,368,826)

Change in unrealized appreciation (depreciation) —

Investments	$13,339,675

Investments — affiliated investment	11,766

Financial futures contracts	(6,486,494)

Net change in unrealized appreciation (depreciation)	$6,864,947

Net realized and unrealized loss	$(503,879)

Net increase in net assets from operations	$48,386,716

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$48,890,595	$24,246,966

Net realized gain (loss)	(7,368,826)	6,629,765

Net change in unrealized appreciation (depreciation)	6,864,947	(14,664,481)

Net increase in net assets from operations	$48,386,716	$16,212,250

Distributions to shareholders —

Class A	$(8,236,768)	$(5,729,766)

Class C	(1,206,058)	(1,020,189)

Class I	(41,707,412)	(15,809,377)

Total distributions to shareholders	$(51,150,238)	$(22,559,332)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$477,490,855	$373,223,096

Class C	75,540,058	27,724,657

Class I	2,815,071,449	1,201,867,986

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	7,927,940	5,324,311

Class C	1,151,478	956,220

Class I	35,654,058	13,957,706

Cost of shares redeemed

Class A	(208,621,231)	(163,591,334)

Class C	(18,380,143)	(18,760,626)

Class I	(787,878,468)	(254,489,965)

Net asset value of shares converted

Class A	10,916,765	—

Class C	(10,916,765)	—

Net increase in net assets from Fund share transactions	$2,397,955,996	$1,186,212,051

Net increase in net assets	$2,395,192,474	$1,179,864,969

Net Assets

At beginning of period	$1,743,287,622	$563,422,653

At end of period	$4,138,480,096	$1,743,287,622

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.200		$8.250		$8.270		$8.400		$8.570		$8.620

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.219		$0.173		$0.171		$0.175		$0.151

Net realized and unrealized gain (loss)	(0.002)		(0.068)		(0.012)		(0.112)		(0.080)		0.073

Total income from operations	$0.113		$0.151		$0.161		$0.059		$0.095		$0.224

Less Distributions

From net investment income	$(0.123)		$(0.201)		$(0.181)		$(0.189)		$(0.265)		$(0.271)

Tax return of capital	—		—		—		—		—		(0.003)

Total distributions	$(0.123)		$(0.201)		$(0.181)		$(0.189)		$(0.265)		$(0.274)

Net asset value — End of period	$8.190		$8.200		$8.250		$8.270		$8.400		$8.570

Total Return(2)	1.38	%(3)	1.85%		1.97%		0.72%		1.12%		2.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$681,643		$394,465		$181,071		$155,824		$151,875		$128,250

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.81	%(6)	0.90	%(7)	0.92	%(7)	0.96	%(7)	0.99	%(7)	1.03	%(4)(7)

Net investment income	2.84	%(6)	2.67	%(7)	2.09	%(7)	2.07	%(7)	2.07	%(7)	1.76	%(7)

Portfolio Turnover of the Fund	13	%(3)	42	%(8)	19	%(9)	45	%(9)	19	%(9)	31	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% of average daily net assets for the year ended October 31, 2014).

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.

(8)

Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.

(9)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.210		$8.260		$8.280		$8.410		$8.580		$8.630

Income (Loss) From Operations

Net investment income(1)	$0.091		$0.169		$0.124		$0.123		$0.124		$0.100

Net realized and unrealized gain (loss)	(0.003)		(0.067)		(0.012)		(0.113)		(0.079)		0.072

Total income from operations	$0.088		$0.102		$0.112		$0.010		$0.045		$0.172

Less Distributions

From net investment income	$(0.098)		$(0.152)		$(0.132)		$(0.140)		$(0.215)		$(0.220)

Tax return of capital	—		—		—		—		—		(0.002)

Total distributions	$(0.098)		$(0.152)		$(0.132)		$(0.140)		$(0.215)		$(0.222)

Net asset value — End of period	$8.200		$8.210		$8.260		$8.280		$8.410		$8.580

Total Return(2)	1.08	%(3)	1.24%		1.36%		0.12%		0.52%		2.02	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$113,977		$66,706		$57,129		$77,450		$91,850		$78,972

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.41	%(6)	1.50	%(7)	1.53	%(7)	1.56	%(7)	1.59	%(7)	1.63	%(4)(7)

Net investment income	2.24	%(6)	2.05	%(7)	1.49	%(7)	1.48	%(7)	1.46	%(7)	1.16	%(7)

Portfolio Turnover of the Fund	13	%(3)	42	%(8)	19	%(9)	45	%(9)	19	%(9)	31	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% of average daily net assets for the year ended October 31, 2014).

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.

(8)

Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.

(9)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.190		$8.240		$8.260		$8.390		$8.560		$8.610

Income (Loss) From Operations

Net investment income(1)	$0.126		$0.243		$0.194		$0.195		$0.192		$0.169

Net realized and unrealized gain (loss)	(0.003)		(0.071)		(0.012)		(0.115)		(0.076)		0.076

Total income from operations	$0.123		$0.172		$0.182		$0.080		$0.116		$0.245

Less Distributions

From net investment income	$(0.133)		$(0.222)		$(0.202)		$(0.210)		$(0.286)		$(0.292)

Tax return of capital	—		—		—		—		—		(0.003)

Total distributions	$(0.133)		$(0.222)		$(0.202)		$(0.210)		$(0.286)		$(0.295)

Net asset value — End of period	$8.180		$8.190		$8.240		$8.260		$8.390		$8.560

Total Return(2)	1.51	%(3)	2.11%		2.23%		0.97%		1.37%		2.89	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,342,860		$1,282,116		$325,222		$179,408		$254,357		$84,538

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.56	%(6)	0.65	%(7)	0.67	%(7)	0.71	%(7)	0.74	%(7)	0.78	%(4)(7)

Net investment income	3.10	%(6)	2.96	%(7)	2.35	%(7)	2.36	%(7)	2.27	%(7)	1.97	%(7)

Portfolio Turnover of the Fund	13	%(3)	42	%(8)	19	%(9)	45	%(9)	19	%(9)	31	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% of average daily net assets for the year ended October 31, 2014).

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.

(8)

Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.

(9)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

19

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $12,263,373 and deferred capital losses of $1,635,224 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2018, $1,635,224 are long-term.

20

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,384,196,600

Gross unrealized appreciation	$26,633,583

Gross unrealized depreciation	(37,096,482)

Net unrealized depreciation	$(10,462,899)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and fee reduction agreements between the Fund and BMR, the fee is computed at an annual rate of 0.500% of the Fund’s average daily net assets up to $1 billion, 0.475% from $1 billion but less than $2.5 billion, 0.455% from $2.5 billion but less than $5 billion and 0.440% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Fund’s investment adviser fee amounted to $7,665,345 or 0.47% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. BMR and EVM have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes, or litigation expenses) exceed 0.85%, 1.45% and 0.60% (0.90%, 1.50% and 0.65% prior to December 1, 2018) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, BMR and EVM reimbursed no operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $15,402 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $30,953 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $684,286 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $299,751 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $124,896 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of

21

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $13,000 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $2,800,261,061 and $405,283,889, respectively, for the six months ended April 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	58,323,370	45,414,992

Issued to shareholders electing to receive payments of distributions in Fund shares	968,736	647,744

Redemptions	(25,489,355)	(19,895,162)

Converted from Class C shares	1,334,457	—

Net increase	35,137,208	26,167,574

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	9,212,889	3,368,728

Issued to shareholders electing to receive payments of distributions in Fund shares	140,532	116,131

Redemptions	(2,243,338)	(2,276,582)

Converted to Class A shares	(1,332,668)	—

Net increase	5,777,415	1,208,277

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	344,240,642	146,390,002

Issued to shareholders electing to receive payments of distributions in Fund shares	4,362,461	1,700,342

Redemptions	(96,397,911)	(30,981,087)

Net increase	252,205,192	117,109,257

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

22

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$110,810	(1)	$(5,817,586	)(1)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(6,626,659)	$(6,486,494)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$952,898,000	$1,227,992,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $560,336. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2019. The Fund’s average overdraft advances during the six months ended April 30, 2019 were not significant.

23

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$1,357,229,425	$—	$1,357,229,425

Collateralized Mortgage Obligations	—	2,329,742,860	—	2,329,742,860

U.S. Government Guaranteed Small Business Administration Pools & Loans	—	416,930,137	—	416,930,137

Short-Term Investments	—	275,538,055	—	275,538,055

Total Investments	$—	$4,379,440,477	$—	$4,379,440,477

Futures Contracts	$110,810	$—	$—	$110,810

Total	$110,810	$4,379,440,477	$—	$4,379,551,287

Liability Description

Futures Contracts	$(5,817,586)	$—	$—	$(5,817,586)

Total	$(5,817,586)	$—	$—	$(5,817,586)

24

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

25

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Short Duration Government Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities, including in investing in securities issued, backed or otherwise guaranteed by the U.S. government. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

26

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Short Duration Government Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Short Duration Government Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Government Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.19

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Short Duration High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA and Kelley G. Baccei

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/01/2013	02/21/2012	3.37%	4.47%	3.45%	4.25%
Class A with 2.25% Maximum Sales Charge	—	—	1.02	2.12	2.98	3.91
Class I at NAV	11/01/2013	02/21/2012	3.49	4.73	3.71	4.47
ICE BofAML U.S. High Yield Cash Pay BB-B 1–3 Year Index	—	—	3.97%	6.07%	4.51%	5.29%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.29%	1.04%
Net					0.91	0.66

Fund Profile4

Credit Quality (% of bonds and loans)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML U.S. High Yield Cash Pay BB-B 1–3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2019, the Fund is managed by Michael W. Weilheimer and Kelley G. Baccei.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.70	$4.54	**	0.90%
Class I	$1,000.00	$1,034.90	$3.28	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Short Duration High Income Portfolio, at value (identified cost, $48,292,464)	$48,673,737

Receivable for Fund shares sold	71,929

Receivable from affiliate	12,871

Total assets	$48,758,537

Liabilities

Payable for Fund shares redeemed	$31,537

Distributions payable	5,380

Payable to affiliates:

Distribution and service fees	1,111

Trustees’ fees	43

Accrued expenses	24,652

Total liabilities	$62,723

Net Assets	$48,695,814

Sources of Net Assets

Paid-in capital	$49,191,234

Accumulated loss	(495,420)

Total	$48,695,814

Class A Shares

Net Assets	$5,460,100

Shares Outstanding	570,411

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.57

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.79

Class I Shares

Net Assets	$43,235,714

Shares Outstanding	4,509,680

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.59

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income allocated from Portfolio	$1,241,134

Dividends allocated from Portfolio	39,295

Expenses allocated from Portfolio	(152,372)

Total investment income from Portfolio	$1,128,057

Expenses

Distribution and service fees

Class A	$6,313

Trustees’ fees and expenses	250

Custodian fee	14,253

Transfer and dividend disbursing agent fees	9,412

Legal and accounting services	14,853

Printing and postage	7,598

Registration fees	20,352

Miscellaneous	4,736

Total expenses	$77,767

Deduct —

Allocation of expenses to affiliate	$71,450

Total expense reductions	$71,450

Net expenses	$6,317

Net investment income	$1,121,740

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(116,767)

Net realized loss	$(116,767)

Change in unrealized appreciation (depreciation) —

Investments	$631,190

Net change in unrealized appreciation (depreciation)	$631,190

Net realized and unrealized gain	$514,423

Net increase in net assets from operations	$1,636,163

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$1,121,740	$2,007,378

Net realized loss	(116,767)	(478,127)

Net change in unrealized appreciation (depreciation)	631,190	(1,071,303)

Net increase in net assets from operations	$1,636,163	$457,948

Distributions to shareholders —

Class A	$(115,506)	$(220,226)

Class I	(1,002,703)	(1,792,749)

Total distributions to shareholders	$(1,118,209)	$(2,012,975)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,002,809	$3,304,859

Class I	12,701,982	10,854,336

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	113,019	217,322

Class I	971,528	1,712,419

Cost of shares redeemed

Class A	(440,449)	(3,043,166)

Class I	(11,608,969)	(10,942,235)

Net increase in net assets from Fund share transactions	$2,739,920	$2,103,535

Net increase in net assets	$3,257,874	$548,508

Net Assets

At beginning of period	$45,437,940	$44,889,432

At end of period	$48,695,814	$45,437,940

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014(1)

Net asset value — Beginning of period	$9.470		$9.820		$9.710	$9.550	$9.830	$10.000

Income (Loss) From Operations

Net investment income	$0.215	(2)	$0.439	(2)	$0.446 (2)	$0.388 (2)	$0.384	$0.410

Net realized and unrealized gain (loss)	0.099		(0.350)		0.110	0.158	(0.280)	(0.171)

Total income from operations	$0.314		$0.089		$0.556	$0.546	$0.104	$0.239

Less Distributions

From net investment income	$(0.214)		$(0.439)		$(0.446)	$(0.386)	$(0.384)	$(0.409)

Total distributions	$(0.214)		$(0.439)		$(0.446)	$(0.386)	$(0.384)	$(0.409)

Net asset value — End of period	$9.570		$9.470		$9.820	$9.710	$9.550	$9.830

Total Return(3)(4)	3.37	%(5)	0.93%		5.83%	5.87%	1.07%	2.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,460		$4,726		$4,424	$4,239	$2,070	$1,180

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	0.90	%(8)	0.91	%(9)	0.92%	1.05%	1.05%	1.05%

Net investment income	4.58	%(8)	4.55%		4.55%	4.06%	3.90%	3.92%

Portfolio Turnover of the Portfolio	33	%(5)	52%		69%	67%	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.43%, 0.38%, 0.38%, 0.31%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the year ended October 31, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014(1)

Net asset value — Beginning of period	$9.490		$9.840		$9.730	$9.570	$9.840	$10.000

Income (Loss) From Operations

Net investment income	$0.227	(2)	$0.462	(2)	$0.473 (2)	$0.414 (2)	$0.409	$0.429

Net realized and unrealized gain (loss)	0.099		(0.348)		0.109	0.157	(0.269)	(0.162)

Total income from operations	$0.326		$0.114		$0.582	$0.571	$0.140	$0.267

Less Distributions

From net investment income	$(0.226)		$(0.464)		$(0.472)	$(0.411)	$(0.410)	$(0.427)

Total distributions	$(0.226)		$(0.464)		$(0.472)	$(0.411)	$(0.410)	$(0.427)

Net asset value — End of period	$9.590		$9.490		$9.840	$9.730	$9.570	$9.840

Total Return(3)(4)	3.49	%(5)	1.19%		6.10%	6.13%	1.43%	2.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,236		$40,712		$40,466	$34,461	$24,682	$7,559

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	0.65	%(8)	0.66	%(9)	0.67%	0.80%	0.80%	0.80%

Net investment income	4.82	%(8)	4.79%		4.82%	4.33%	4.09%	4.38%

Portfolio Turnover of the Portfolio	33	%(5)	52%		69%	67%	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.43%, 0.38%, 0.38%, 0.31%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the year ended October 31, 2018.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.1% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $513,992 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $279,454 are short-term and $234,538 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended April 30, 2019, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $71,450 of the Fund’s operating expenses for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $957 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $488 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $6,313 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,432,086 and $8,922,006, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	106,091	342,549

Issued to shareholders electing to receive payments of distributions in Fund shares	11,947	22,596

Redemptions	(46,646)	(316,448)

Net increase	71,392	48,697

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,345,440	1,130,500

Issued to shareholders electing to receive payments of distributions in Fund shares	102,536	177,659

Redemptions	(1,230,471)	(1,128,312)

Net increase	217,505	179,847

12

Short Duration High Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 74.1%
Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.9%

Bombardier, Inc., 6.125%, 1/15/23(1)	$500	$500,625

TransDigm, Inc., 6.00%, 7/15/22	500	508,125

		$1,008,750

Air Transportation — 1.7%

Air Canada, 7.75%, 4/15/21(1)	$500	$536,250

United Continental Holdings, Inc., 4.25%, 10/1/22	65	65,650

United Continental Holdings, Inc., 6.00%, 12/1/20	250	260,938

		$862,838

Automotive & Auto Parts — 3.7%

Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20	$500	$505,625

Ford Motor Credit Co., LLC, 5.875%, 8/2/21	250	261,711

IHO Verwaltungs GmbH, 4.125%, (4.125% Cash or 4.875% PIK), 9/15/21(1)(2)	750	757,500

ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	421,661

		$1,946,497

Banking & Thrifts — 1.0%

CIT Group, Inc., 5.00%, 8/15/22	$500	$521,250

		$521,250

Broadcasting — 2.5%

Netflix, Inc., 5.50%, 2/15/22	$500	$527,500

Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	752,812

		$1,280,312

Building Materials — 1.1%

Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$63	$63,394

WESCO Distribution, Inc., 5.375%, 12/15/21	500	506,875

		$570,269

Cable & Satellite TV — 2.2%

Altice Luxembourg SA, 7.75%, 5/15/22(1)	$360	$367,650

Cablevision Systems Corp., 8.00%, 4/15/20	500	522,140

DISH DBS Corp., 5.125%, 5/1/20	250	252,187

		$1,141,977

Chemicals — 1.0%

W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$520,000

		$520,000

Security	Principal Amount (000’s omitted)	Value

Consumer Products — 1.5%

Mattel, Inc., 2.35%, 8/15/21	$825	$794,063

		$794,063

Containers — 0.5%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	$250	$253,940

		$253,940

Diversified Financial Services — 5.7%

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)	$250	$260,433

DAE Funding, LLC, 5.25%, 11/15/21(1)	705	727,912

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	774,585

Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.50%, 4/15/21(1)	200	205,100

Navient Corp., 6.50%, 6/15/22	500	528,125

Navient Corp., 8.00%, 3/25/20	250	259,688

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	224,376

		$2,980,219

Diversified Media — 1.0%

Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	$500	$500,030

		$500,030

Energy — 9.6%

Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$549,770

Antero Resources Corp., 5.375%, 11/1/21	750	758,438

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	360	396,000

Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	135,150

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	503	513,689

Denbury Resources, Inc., 9.00%, 5/15/21(1)	10	10,200

Energy Transfer, L.P., 7.50%, 10/15/20	500	532,014

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	613,125

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,750

Precision Drilling Corp., 6.50%, 12/15/21	6	6,138

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	65	66,219

Tervita Escrow Corp., 7.625%, 12/1/21(1)	923	939,152

Transocean, Inc., 8.375%, 12/15/21	100	106,250

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	71	73,356

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)

Whiting Petroleum Corp., 5.75%, 3/15/21	$300	$308,910

		$5,034,161

Environmental — 1.8%

Clean Harbors, Inc., 5.125%, 6/1/21	$465	$466,744

GFL Environmental, Inc., 5.625%, 5/1/22(1)	500	498,750

		$965,494

Food & Drug Retail — 2.2%

Safeway, Inc., 3.95%, 8/15/20	$422	$419,890

Safeway, Inc., 4.75%, 12/1/21	759	755,205

		$1,175,095

Gaming — 4.8%

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,602

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	400	413,500

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	270,937

Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	213,150

Scientific Games International, Inc., 6.625%, 5/15/21	230	233,450

Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	776,250

VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	583,000

		$2,520,889

Healthcare — 7.6%

Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	$250	$251,875

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	500	518,125

Centene Corp., 4.75%, 5/15/22	500	511,455

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	335	337,094

HCA, Inc., 5.875%, 3/15/22	500	534,904

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	417,686

Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	22	21,972

Tenet Healthcare Corp., 6.00%, 10/1/20	600	622,500

Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	500	491,472

Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	300	288,373

		$3,995,456

Security	Principal Amount (000’s omitted)	Value

Homebuilders & Real Estate — 1.7%

iStar, Inc., 5.25%, 9/15/22	$300	$303,000

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	338	345,605

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(1)	250	251,093

		$899,698

Metals & Mining — 2.3%

Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$498,750

First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	665	678,716

New Gold, Inc., 6.25%, 11/15/22(1)	36	32,850

		$1,210,316

Railroad — 0.6%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$300	$303,750

		$303,750

Services — 2.3%

Laureate Education, Inc., 8.25%, 5/1/25(1)	$549	$597,037

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	88	92,913

United Rentals North America, Inc., 4.625%, 7/15/23	500	510,000

		$1,199,950

Steel — 0.6%

Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$292,125

		$292,125

Super Retail — 2.0%

Murphy Oil USA, Inc., 6.00%, 8/15/23	$150	$154,125

Party City Holdings, Inc., 6.125%, 8/15/23(1)	375	381,562

Penske Automotive Group, Inc., 3.75%, 8/15/20	500	503,000

		$1,038,687

Technology — 4.9%

Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$250	$255,937

EIG Investors Corp., 10.875%, 2/1/24	825	885,844

Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(2)	395	397,469

Riverbed Technology, Inc., 8.875%, 3/1/23(1)	50	35,000

VMware, Inc., 2.30%, 8/21/20	1,000	993,352

		$2,567,602

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 6.2%

Digicel, Ltd., 6.00%, 4/15/21(1)	$650	$576,875

Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	226,187

Hughes Satellite Systems Corp., 7.625%, 6/15/21	250	267,500

Level 3 Financing, Inc., 5.375%, 8/15/22	500	503,125

Qwest Corp., 6.75%, 12/1/21	500	534,117

SBA Communications Corp., 4.00%, 10/1/22	75	75,750

Sprint Communications, Inc., 7.00%, 8/15/20	375	390,000

Sprint Corp., 7.25%, 9/15/21	625	656,250

		$3,229,804

Utility — 3.7%

AES Corp. (The), 4.00%, 3/15/21	$570	$577,125

AES Corp. (The), 4.875%, 5/15/23	500	509,030

Calpine Corp., 5.375%, 1/15/23	250	252,500

Calpine Corp., 6.00%, 1/15/22(1)	125	126,719

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	347,812

Vistra Energy Corp., 5.875%, 6/1/23	100	102,375

		$1,915,561

Total Corporate Bonds & Notes (identified cost $38,624,534)		$38,728,733

Senior Floating-Rate Loans — 22.4%(3)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 1.0%

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23	$536	$534,584

		$534,584

Automotive & Auto Parts — 0.3%

Navistar International Corporation, Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$141	$141,088

		$141,088

Broadcasting — 0.3%

iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(4)	$121	$89,691

iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(4)	61	45,420

		$135,111

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers — 2.5%

Berry Global, Inc., Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing 1/6/21	$500	$500,052

BWAY Holding Company, Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	44	43,066

Reynolds Group Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	746	749,102

		$1,292,220

Food, Beverage & Tobacco — 1.4%

HLF Financing S.a.r.l., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$129	$129,997

US Foods, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 6/27/23	597	596,869

		$726,866

Gaming — 4.1%

CCM Merger, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21	$979	$980,297

GLP Financing, LLC, Term Loan, 3.98%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	636	633,182

Stars Group Holdings B.V. (The), Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	538	541,559

		$2,155,038

Healthcare — 0.5%

Acadia Healthcare Company, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$31	$30,846

Kinetic Concepts, Inc., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	12	12,020

Press Ganey Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	176	175,807

Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	39	39,122

		$257,795

Insurance — 0.2%

Sedgwick Claims Management Services, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	$135	$134,473

		$134,473

Services — 2.9%

AlixPartners, LLP, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$490	$491,400

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services (continued)

Asurion, LLC, Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$535	$546,703

Prime Security Services Borrower, LLC, Term Loan, Maturing 5/2/22(4)	500	501,404

		$1,539,507

Steel — 1.4%

Zekelman Industries, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 6/14/21	$737	$737,671

		$737,671

Technology — 4.3%

EIG Investors Corp., Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$440	$440,759

First Data Corporation, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 7/8/22	553	553,261

Infor (US), Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	661	661,826

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	168	168,688

Veritas Bermuda, Ltd., Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing 1/27/23(5)	446	419,645

		$2,244,179

Telecommunications — 2.4%

CenturyLink, Inc., Term Loan, Maturing 11/1/22(4)	$750	$751,406

Zayo Group, LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 1/19/21	499	499,819

		$1,251,225

Utility — 1.1%

TEX Operations Co., LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$464	$464,884

Vistra Operations Company, LLC, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	104	104,890

		$569,774

Total Senior Floating-Rate Loans (identified cost $11,747,625)		$11,719,531

Convertible Bonds — 1.0%
Security	Principal Amount (000’s omitted)	Value

Healthcare — 0.5%

Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$232,807

		$232,807

Utility — 0.5%

Pattern Energy Group, Inc., 4.00%, 7/15/20	$270	$274,485

		$274,485

Total Convertible Bonds (identified cost $493,145)		$507,292

Miscellaneous — 0.0%
Security	Principal Amount (000’s omitted)	Value

Technology — 0.0%

Avaya, Inc., Escrow Certificates(6)(7)	$125	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 4.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(8)	2,449,654	$2,449,654

Total Short-Term Investments (identified cost $2,449,602)		$2,449,654

Total Investments — 102.2% (identified cost $53,314,906)		$53,405,210

Other Assets, Less Liabilities — (2.2)%		$(1,142,650)

Net Assets — 100.0%		$52,262,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $16,580,238 or 31.7% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $50,865,304)	$50,955,556

Affiliated investment, at value (identified cost, $2,449,602)	2,449,654

Cash	29,378

Interest receivable	626,447

Dividends receivable from affiliated investment	8,575

Receivable for investments sold	341,246

Receivable from affiliate	4,737

Total assets	$54,415,593

Liabilities

Payable for investments purchased	$2,080,110

Payable to affiliates:

Investment adviser fee	23,640

Trustees’ fees	303

Accrued expenses	48,980

Total liabilities	$2,153,033

Net Assets applicable to investors’ interest in Portfolio	$52,262,560

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$1,404,023

Dividends from affiliated investment	44,332

Total investment income	$1,448,355

Expenses

Investment adviser fee	$145,650

Trustees’ fees and expenses	1,863

Custodian fee	27,810

Legal and accounting services	28,158

Miscellaneous	1,870

Total expenses	$205,351

Deduct —

Allocation of expenses to affiliate	$33,040

Total expense reductions	$33,040

Net expenses	$172,311

Net investment income	$1,276,044

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(140,524)

Investment transactions — affiliated investment	137

Net realized loss	$(140,387)

Change in unrealized appreciation (depreciation) —

Investments	$690,163

Investments — affiliated investment	96

Net change in unrealized appreciation (depreciation)	$690,259

Net realized and unrealized gain	$549,872

Net increase in net assets from operations	$1,825,916

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$1,276,044	$2,469,561

Net realized loss	(140,387)	(585,865)

Net change in unrealized appreciation (depreciation)	690,259	(1,315,622)

Net increase in net assets from operations	$1,825,916	$568,074

Capital transactions —

Contributions	$10,432,086	$11,175,658

Withdrawals	(13,775,006)	(16,031,861)

Net decrease in net assets from capital transactions	$(3,342,920)	$(4,856,203)

Net decrease in net assets	$(1,517,004)	$(4,288,129)

Net Assets

At beginning of period	$53,779,564	$58,067,693

At end of period	$52,262,560	$53,779,564

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.65	%(2)(3)	0.66	%(3)(4)	0.67	%(3)	0.76%	0.76%	0.77%

Net investment income	4.82	%(2)	4.78%		4.80%		4.34%	4.24%	4.46%

Portfolio Turnover	33	%(5)	52%		69%		67%	41%	65%

Total Return	3.49	%(3)(5)	1.19	%(3)	6.10	%(3)	6.13%	1.50%	2.87%

Net assets, end of period (000’s omitted)	$52,263		$53,780		$58,068		$60,971	$57,554	$57,811

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.12%, 0.09% and 0.07% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the year ended October 31, 2018.

(5)	Not annualized.

21	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.1%, 6.2% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

22

Short Duration High Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of holders of interests in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $145,650 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $33,040 of the Portfolio’s operating expenses for the six months ended April 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $16,905,698 and $17,906,460, respectively, for the six months ended April 30, 2019.

23

Short Duration High Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,179,374

Gross unrealized appreciation	$541,059

Gross unrealized depreciation	(315,223)

Net unrealized appreciation	$225,836

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$38,728,733	$—	$38,728,733

Senior Floating-Rate Loans	—	11,719,531	—	11,719,531

Convertible Bonds	—	507,292	—	507,292

Miscellaneous	—	—	0	0

Short-Term Investments	—	2,449,654	—	2,449,654

Total Investments	$—	$53,405,210	$0	$53,405,210

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

24

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

25

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration High Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered the abilities and experience of each Adviser’s investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted, that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Short Duration High Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893     4.30.19

Eaton Vance

Short Duration Strategic Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	61

Officers and Trustees	65

Important Notices	66

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	1.84%	0.57%	2.67%	4.89%
Class A with 2.25% Maximum Sales Charge	—	—	–0.52	–1.68	2.20	4.66
Class B at NAV	11/26/1990	11/26/1990	1.59	–0.10	1.93	4.09
Class B with 5% Maximum Sales Charge	—	—	–3.41	–4.94	1.59	4.09
Class C at NAV	05/25/1994	11/26/1990	1.59	–0.10	1.93	4.09
Class C with 1% Maximum Sales Charge	—	—	0.59	–1.07	1.93	4.09
Class I at NAV	04/03/2009	11/26/1990	1.96	0.81	2.92	5.12
Class R at NAV	08/03/2009	11/26/1990	1.71	0.32	2.41	4.64
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	5.49%	5.29%	2.57%	3.72%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.13%	1.88%	1.88%	0.87%	1.38%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Fund Profile4

Allocation to Portfolios and Funds (% of net assets)

*	Amount is less than 0.05%.

Asset Allocation (% of net assets)

*	Net of unfunded loan commitments.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.40	$6.06	1.21%
Class B	$1,000.00	$1,015.90	$9.90	1.98%
Class C	$1,000.00	$1,015.90	$9.80	1.96%
Class I	$1,000.00	$1,019.60	$4.76	0.95%
Class R	$1,000.00	$1,017.10	$7.40	1.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	1.21%
Class B	$1,000.00	$1,015.00	$9.89	1.98%
Class C	$1,000.00	$1,015.10	$9.79	1.96%
Class I	$1,000.00	$1,020.10	$4.76	0.95%
Class R	$1,000.00	$1,017.50	$7.40	1.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets

Boston Income Portfolio (identified cost, $1,685)	$22,629	0.0	%(1)

Emerging Markets Local Income Portfolio (identified cost, $86,592,210)	84,824,440	4.7

Global Macro Absolute Return Advantage Portfolio (identified cost, $261,316,241)	254,901,482	14.3

Global Macro Portfolio (identified cost, $330)	10,161	0.0	(1)

Global Opportunities Portfolio (identified cost, $1,282,393,058)	1,239,975,328	69.5

High Income Opportunities Portfolio (identified cost, $0)	10,402	0.0	(1)

Senior Debt Portfolio (identified cost, $148,951,600)	144,396,336	8.1

Short Duration High Income Portfolio (identified cost, $3,537,209)	3,236,324	0.2

Total Investment in Affiliated Portfolios (identified cost $1,782,792,333)	$1,727,377,102	96.8%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets

Fixed Income Funds

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,736,950	$58,476,730	3.3%

Total Investments in Affiliated Investment Funds (identified cost $64,813,270)		$58,476,730	3.3%

Total Investments (identified cost $1,847,605,603)		$1,785,853,832	100.1%

Other Assets, Less Liabilities		$(2,376,570)	(0.1)%

Net Assets		$1,783,477,262	100.0%

(1)	Amount is less than 0.05%.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Affiliated investments, at value (identified cost, $1,847,605,603)	$1,785,853,832

Cash	3,110

Receivable for Fund shares sold	1,714,536

Total assets	$1,787,571,478

Liabilities

Payable for Fund shares redeemed	$3,361,749

Payable to affiliates:

Distribution and service fees	359,808

Trustees’ fees	43

Accrued expenses	372,616

Total liabilities	$4,094,216

Net Assets	$1,783,477,262

Sources of Net Assets

Paid-in capital	$1,947,130,425

Accumulated loss	(163,653,163)

Total	$1,783,477,262

Class A Shares

Net Assets	$550,399,535

Shares Outstanding	76,717,246

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.17

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$7.34

Class B Shares

Net Assets	$2,264,669

Shares Outstanding	334,753

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.77

Class C Shares

Net Assets	$290,732,378

Shares Outstanding	42,953,701

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.77

Class I Shares

Net Assets	$938,059,224

Shares Outstanding	130,939,437

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.16

Class R Shares

Net Assets	$2,021,456

Shares Outstanding	281,352

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.18

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends from Affiliated Investment Funds	$2,123,586

Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $988,753)	52,100,749

Dividends allocated from affiliated Portfolios (net of foreign taxes, $70,904)	3,489,896

Expenses, excluding interest expense, allocated from affiliated Portfolios	(6,768,482)

Interest expense allocated from affiliated Portfolios	(1,176,703)

Total investment income	$49,769,046

Expenses

Distribution and service fees

Class A	$679,411

Class B	17,833

Class C	1,715,559

Class R	5,370

Trustees’ fees and expenses	250

Custodian fee	57,324

Transfer and dividend disbursing agent fees	690,824

Legal and accounting services	179,812

Printing and postage	144,454

Registration fees	97,781

Miscellaneous	18,033

Total expenses	$3,606,651

Net investment income	$46,162,395

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions — Affiliated Investment Funds	$(311,895)

Investment transactions — affiliated Portfolios	5,936,314

Net realized gain (loss) allocated from affiliated Portfolios —

Investment transactions (net of foreign capital gains taxes of $11,002)	(19,251,564)

Written options	399,558

Futures contracts	(5,540,534)

Swap contracts	(9,361,188)

Foreign currency transactions	747,741

Forward foreign currency exchange contracts	(3,840,901)

Non-deliverable bond forward contracts	173,528

Capital gains distributions received	102,951

Net realized loss	$(30,945,990)

Change in unrealized appreciation (depreciation) —

Investments — Affiliated Investment Funds	$1,278,999

Investments — affiliated Portfolios	(5,936,314)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —

Investments (including net increase in accrued foreign capital gains taxes of $112,879)	33,082,298

Written options	132,115

Futures contracts	(12,759,654)

Swap contracts	7,364,236

Forward volatility agreements	(486,150)

Foreign currency	(2,137,635)

Forward foreign currency exchange contracts	(3,275,744)

Non-deliverable bond forward contracts	18,183

Net change in unrealized appreciation (depreciation)	$17,280,334

Net realized and unrealized loss	$(13,665,656)

Net increase in net assets from operations	$32,496,739

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$46,162,395	$100,452,133

Net realized loss	(30,945,990)	(2,560,036)

Net change in unrealized appreciation (depreciation)	17,280,334	(100,642,025)

Net increase (decrease) in net assets from operations	$32,496,739	$(2,749,928)

Distributions to shareholders —

Class A	$(11,519,320)	$(8,920,933)

Class B	(56,043)	(118,752)

Class C	(5,676,569)	(5,448,559)

Class I	(22,289,012)	(18,035,501)

Class R	(42,842)	(35,627)

Total distributions to shareholders	$(39,583,786)	$(32,559,372)

Tax return of capital to shareholders —

Class A	$—	$(13,522,143)

Class B	—	(149,212)

Class C	—	(8,152,519)

Class I	—	(29,107,631)

Class R	—	(55,651)

Total tax return of capital to shareholders	$—	$(50,987,156)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$26,177,129	$119,199,009

Class B	427	30,920

Class C	8,852,172	33,747,209

Class I	152,469,969	537,072,821

Class R	482,873	1,655,036

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	10,758,043	20,751,796

Class B	51,916	248,270

Class C	5,359,664	12,877,840

Class I	20,387,578	42,165,673

Class R	30,331	62,727

Cost of shares redeemed

Class A	(124,427,472)	(230,560,954)

Class B	(695,079)	(3,049,691)

Class C	(59,892,116)	(139,389,245)

Class I	(400,824,518)	(488,201,010)

Class R	(689,751)	(2,191,420)

Net asset value of shares converted

Class A	73,691,686	6,257,935

Class B	(2,018,008)	(6,257,935)

Class C	(71,673,678)	—

Issued in connection with tax-free reorganization (see Note 11)

Class A	—	29,416,801

Class C	—	13,064,346

Class I	—	13,708,211

Net decrease in net assets from Fund share transactions	$(361,958,834)	$(39,391,661)

Net decrease in net assets	$(369,045,881)	$(125,688,117)

Net Assets

At beginning of period	$2,152,523,143	$2,278,211,260

At end of period	$1,783,477,262	$2,152,523,143

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$7.180		$7.470		$7.280		$7.360		$7.900		$7.860

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.331		$0.295		$0.284		$0.302		$0.356

Net realized and unrealized gain (loss)	(0.032)		(0.345)		0.171		(0.069)		(0.361)		0.055

Total income (loss) from operations	$0.139		$(0.014)		$0.466		$0.215		$(0.059)		$0.411

Less Distributions

From net investment income	$(0.149)		$(0.108)		$(0.276)		$(0.269)		$(0.318)		$(0.371)

From net realized gain	—		—		—		—		(0.163)		—

Tax return of capital	—		(0.168)		—		(0.026)		—		—

Total distributions	$(0.149)		$(0.276)		$(0.276)		$(0.295)		$(0.481)		$(0.371)

Net asset value — End of period	$7.170		$7.180		$7.470		$7.280		$7.360		$7.900

Total Return(2)	1.84	%(3)	0.06%		6.35%		3.05%		(0.81)%		5.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$550,400		$565,348		$642,805		$878,296		$1,257,518		$846,873

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.21	%(6)(7)	1.11	%(7)	1.09	%(7)	1.08	%(7)	1.06	%(8)	1.17	%(8)

Net investment income	4.84	%(6)	4.48%		3.98%		3.94%		3.96%		4.53%

Portfolio Turnover of the Fund(9)	4	%(3)	15%		11%		10%		10%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.12%, 0.04%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01% and 0.04% for the years ended October 31, 2015 and 2014, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.770		$7.040		$6.870		$6.940		$7.450		$7.420

Income (Loss) From Operations

Net investment income(1)	$0.136		$0.245		$0.226		$0.217		$0.234		$0.280

Net realized and unrealized gain (loss)	(0.021)		(0.307)		0.152		(0.060)		(0.335)		0.042

Total income (loss) from operations	$0.115		$(0.062)		$0.378		$0.157		$(0.101)		$0.322

Less Distributions

From net investment income	$(0.115)		$(0.081)		$(0.208)		$(0.207)		$(0.246)		$(0.292)

From net realized gain	—		—		—		—		(0.163)		—

Tax return of capital	—		(0.127)		—		(0.020)		—		—

Total distributions	$(0.115)		$(0.208)		$(0.208)		$(0.227)		$(0.409)		$(0.292)

Net asset value — End of period	$6.770		$6.770		$7.040		$6.870		$6.940		$7.450

Total Return(2)	1.59	%(3)	(0.63)%		5.56%		2.21%		(1.44)%		4.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,265		$4,948		$14,252		$25,070		$39,827		$55,844

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.98	%(6)(7)	1.86	%(7)	1.84	%(7)	1.83	%(7)	1.81	%(8)	1.93	%(8)

Net investment income	4.07	%(6)	3.50%		3.23%		3.19%		3.23%		3.76%

Portfolio Turnover of the Fund(9)	4	%(3)	15%		11%		10%		10%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.12%, 0.04%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01% and 0.04% for the years ended October 31, 2015 and 2014, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$6.780		$7.040		$6.870		$6.940		$7.460		$7.420

Income (Loss) From Operations

Net investment income(1)	$0.136		$0.260		$0.227		$0.216		$0.233		$0.279

Net realized and unrealized gain (loss)	(0.031)		(0.312)		0.151		(0.059)		(0.344)		0.053

Total income (loss) from operations	$0.105		$(0.052)		$0.378		$0.157		$(0.111)		$0.332

Less Distributions

From net investment income	$(0.115)		$(0.081)		$(0.208)		$(0.207)		$(0.246)		$(0.292)

From net realized gain	—		—		—		—		(0.163)		—

Tax return of capital	—		(0.127)		—		(0.020)		—		—

Total distributions	$(0.115)		$(0.208)		$(0.208)		$(0.227)		$(0.409)		$(0.292)

Net asset value — End of period	$6.770		$6.780		$7.040		$6.870		$6.940		$7.460

Total Return(2)	1.59	%(3)	(0.77)%		5.56%		2.35%		(1.57)%		4.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$290,732		$409,686		$506,158		$598,798		$727,676		$584,964

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.96	%(6)(7)	1.86	%(7)	1.84	%(7)	1.83	%(7)	1.81	%(8)	1.93	%(8)

Net investment income	4.09	%(6)	3.73%		3.24%		3.18%		3.23%		3.76%

Portfolio Turnover of the Fund(9)	4	%(3)	15%		11%		10%		10%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.12%, 0.04%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01% and 0.04% for the years ended October 31, 2015 and 2014, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$7.170		$7.460		$7.270		$7.350		$7.880		$7.850

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.349		$0.316		$0.302		$0.318		$0.371

Net realized and unrealized gain (loss)	(0.032)		(0.345)		0.168		(0.069)		(0.348)		0.049

Total income (loss) from operations	$0.148		$0.004		$0.484		$0.233		$(0.030)		$0.420

Less Distributions

From net investment income	$(0.158)		$(0.115)		$(0.294)		$(0.285)		$(0.337)		$(0.390)

From net realized gain	—		—		—		—		(0.163)		—

Tax return of capital	—		(0.179)		—		(0.028)		—		—

Total distributions	$(0.158)		$(0.294)		$(0.294)		$(0.313)		$(0.500)		$(0.390)

Net asset value — End of period	$7.160		$7.170		$7.460		$7.270		$7.350		$7.880

Total Return(2)	1.96	%(3)	0.30%		6.62%		3.30%		(0.44)%		5.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$938,059		$1,170,337		$1,112,215		$706,509		$1,052,734		$354,633

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.95	%(6)(7)	0.85	%(7)	0.84	%(7)	0.82	%(7)	0.81	%(8)	0.90	%(8)

Net investment income	5.10	%(6)	4.73%		4.25%		4.19%		4.18%		4.72%

Portfolio Turnover of the Fund(9)	4	%(3)	15%		11%		10%		10%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.12%, 0.04%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01% and 0.04% for the years ended October 31, 2015 and 2014, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$7.190		$7.480		$7.290		$7.370		$7.910		$7.880

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.298		$0.279		$0.269		$0.282		$0.334

Net realized and unrealized gain (loss)	(0.031)		(0.330)		0.169		(0.072)		(0.360)		0.047

Total income (loss) from operations	$0.131		$(0.032)		$0.448		$0.197		$(0.078)		$0.381

Less Distributions

From net investment income	$(0.141)		$(0.101)		$(0.258)		$(0.249)		$(0.299)		$(0.351)

From net realized gain	—		—		—		—		(0.163)		—

Tax return of capital	—		(0.157)		—		(0.028)		—		—

Total distributions	$(0.141)		$(0.258)		$(0.258)		$(0.277)		$(0.462)		$(0.351)

Net asset value — End of period	$7.180		$7.190		$7.480		$7.290		$7.370		$7.910

Total Return(2)	1.71	%(3)	(0.19)%		6.08%		2.79%		(1.05)%		4.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,021		$2,204		$2,781		$2,579		$5,457		$1,513

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.48	%(6)(7)	1.36	%(7)	1.34	%(7)	1.33	%(7)	1.31	%(8)	1.42	%(8)

Net investment income	4.57	%(6)	4.03%		3.75%		3.72%		3.70%		4.24%

Portfolio Turnover of the Fund(9)	4	%(3)	15%		11%		10%		10%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.12%, 0.04%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01% and 0.04% for the years ended October 31, 2015 and 2014, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in eight portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2019 were as follows: Boston Income Portfolio (less than 0.05%), Emerging Markets Local Income Portfolio (8.8%), Global Macro Absolute Return Advantage Portfolio (7.0%), Global Macro Portfolio (less than 0.05%), Global Opportunities Portfolio (92.6%), High Income Opportunities Portfolio (less than 0.05%), Senior Debt Portfolio (1.6%) and Short Duration High Income Portfolio (6.2%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $56,459,712 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $20,267,308 are short-term and $36,192,404 are long-term.

Deferred losses of $32,836,730 included in the amounts above are available to the Fund as a result of the reorganization on October 19, 2018 (see Note 11). Utilization of these deferred losses may be limited in accordance with certain income tax regulations.

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,885,698,125

Gross unrealized appreciation	$—

Gross unrealized depreciation	(99,844,293)

Net unrealized depreciation	$(99,844,293)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2019, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $5,946,656 or 0.62% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $41,214 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,488 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $2,123,586 and $10,119,312, respectively, for the six months ended April 30, 2019.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $679,411 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $13,375 and $1,286,669 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $2,685 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $4,458, $428,890 and $2,685 for Class B, Class C and Class R shares, respectively.

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $12,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class B shareholders.

7  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Emerging Markets Local Income Portfolio	$24,594,000	$—

Global Macro Absolute Return Advantage Portfolio	—	(117,166,498)

Global Opportunities Portfolio	57,065,310	(226,541,177)

High Income Opportunities Portfolio	—	(55,817,911)

Senior Debt Portfolio	—	(73,799,717)

Short Duration High Income Portfolio	—	(4,559,125)

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	3,696,563	16,096,778

Issued to shareholders electing to receive payments of distributions in Fund shares	1,515,727	2,816,828

Redemptions	(17,519,364)	(31,231,793)

Issued in connection with tax-free reorganization (see Note 11)	—	4,066,352

Converted from Class B shares	282,853	846,131

Converted from Class C shares	10,054,378	—

Net decrease	(1,969,843)	(7,405,704)

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	64	4,399

Issued to shareholders electing to receive payments of distributions in Fund shares	7,763	35,615

Redemptions	(103,296)	(436,121)

Converted to Class A shares	(300,274)	(897,730)

Net decrease	(395,743)	(1,293,837)

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,322,431	4,830,285

Issued to shareholders electing to receive payments of distributions in Fund shares	800,969	1,852,604

Redemptions	(8,930,497)	(20,015,875)

Issued in connection with tax-free reorganization (see Note 11)	—	1,915,116

Converted to Class A shares	(10,685,084)	—

Net decrease	(17,492,181)	(11,417,870)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	21,423,518	72,576,503

Issued to shareholders electing to receive payments of distributions in Fund shares	2,877,565	5,736,973

Redemptions	(56,482,167)	(66,261,363)

Issued in connection with tax-free reorganization (see Note 11)	—	1,897,251

Net increase (decrease)	(32,181,084)	13,949,364

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	67,529	223,003

Issued to shareholders electing to receive payments of distributions in Fund shares	4,268	8,504

Redemptions	(96,755)	(297,047)

Net decrease	(24,958)	(65,540)

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2019 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Calvert Absolute Return Bond Fund, Class I	688,670	2,068	(690,738)	—	$—	$30,439	$(311,895)	$222,223

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,493,757	243,193	—	6,736,950	58,476,730	2,093,147	—	1,056,776

					$58,476,730	$2,123,586	$(311,895)	$1,278,999

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$1,727,377,102	$—	$—	$1,727,377,102

Investments in Affiliated Investment Funds	58,476,730	—	—	58,476,730

Total Investments	$1,785,853,832	$—	$—	$1,785,853,832

11  Reorganization

As of the close of business on October 19, 2018, the Fund acquired the net assets of Eaton Vance Multi-Strategy Absolute Return Fund (Multi-Strategy Absolute Return Fund) pursuant to a plan of reorganization approved by the shareholders of Multi-Strategy Absolute Return Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 4,066,352 shares of Class A of the Fund (valued at $29,416,801) for the 3,490,673 shares of Class A of Multi-Strategy Absolute Return Fund, 1,915,116 shares of Class C of the Fund (valued at $13,064,346) for the 1,552,480 shares of Class C of Multi-Strategy Absolute Return Fund, and 1,897,251 shares of Class I of the Fund (valued at $13,708,211) for the 1,627,589 shares of Class I of Multi-Strategy Absolute Return Fund, each outstanding on October 19, 2018.

The investment portfolio of Multi-Strategy Absolute Return Fund, with a fair value of $23,089,218 and identified cost of $23,523,643 and cash of $33,171,312 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Multi-Strategy Absolute Return Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $2,131,267,369. The net assets of Multi-Strategy Absolute Return Fund at that date of $56,189,358, including $33,527,668 of accumulated net realized losses and $434,425 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $2,187,456,727.

Assuming the acquisition had been completed on November 1, 2017, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended October 31, 2018 are as follows:

Net investment income	$101,906,851

Net realized and change in unrealized gain (loss) on investments	$(105,215,056)

Net decrease in net assets from operations	$(3,308,205)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Multi-Strategy Absolute Return Fund since October 19, 2018 through October 31, 2018.

20

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 21.7%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$135,451	$152,721

Series 4273, Class SP, 5.329%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	639,855

Series 4407, Class LN, 3.492%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	161,337	159,371

Series 4637, Class CU, 3.00%, 8/15/44	11,813,959	11,606,399

Series 4677, Class SB, 5.994%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,977,032	3,342,564

Series 4703, Class TZ, 4.00%, 7/15/47	373,681	382,235

Series 4774, Class QD, 4.50%, 1/15/43	18,526,960	19,235,136

Interest Only:(2)

Series 267, Class S5, 3.527%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	12,986,851	2,050,368

Series 2631, Class DS, 4.627%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,417,460	340,133

Series 2953, Class LS, 4.227%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,742,409	117,988

Series 2956, Class SL, 4.527%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,203,942	203,248

Series 3114, Class TS, 4.177%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,129,396	484,076

Series 3153, Class JI, 4.136%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,915,672	486,926

Series 3745, Class SA, 4.277%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,085,425	38,071

Series 3969, Class SB, 4.177%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	767,561	19,605

Series 3973, Class SG, 4.177%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	1,898,477	106,274

Series 4007, Class JI, 4.00%, 2/15/42	2,746,648	512,340

Series 4050, Class IB, 3.50%, 5/15/41	12,067,366	1,575,897

Series 4067, Class JI, 3.50%, 6/15/27	9,259,547	872,096

Series 4070, Class S, 3.627%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	16,178,951	2,534,544

Series 4095, Class HS, 3.627%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	4,878,787	608,126

Series 4109, Class ES, 3.677%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,531	15,637

Series 4109, Class KS, 3.627%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	723,725	15,526

Series 4109, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,249,428	1,030,913

Series 4149, Class S, 3.777%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	4,588,566	718,089

Series 4163, Class GS, 3.727%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,643,510	617,734

Series 4169, Class AS, 3.777%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	5,532,982	792,628

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4180, Class GI, 3.50%, 8/15/26	$3,931,897	$257,932

Series 4188, Class AI, 3.50%, 4/15/28	7,205,957	588,968

Series 4189, Class SQ, 3.677%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	6,727,363	907,312

Series 4203, Class QS, 3.777%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,363,068	565,138

Series 4212, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	8,367,831	383,659

Series 4233, Class GI, 3.50%, 3/15/25	28,839	30

Series 4323, Class CI, 4.00%, 3/15/40	6,865,501	499,158

Series 4332, Class IK, 4.00%, 4/15/44	2,928,046	607,867

Series 4332, Class KI, 4.00%, 9/15/43	2,724,768	411,731

Series 4343, Class PI, 4.00%, 5/15/44	6,002,397	1,224,892

Series 4370, Class IO, 3.50%, 9/15/41	3,976,081	543,883

Series 4381, Class SK, 3.677%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	6,556,654	1,234,351

Series 4388, Class MS, 3.616%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	7,401,215	1,488,122

Series 4408, Class IP, 3.50%, 4/15/44	9,146,336	1,619,371

Series 4452, Class SP, 3.727%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	12,496,425	1,748,948

Series 4497, Class CS, 3.716%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	19,620,547	3,981,963

Series 4507, Class MI, 3.50%, 8/15/44	10,772,656	1,771,610

Series 4507, Class SJ, 3.707%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	11,111,208	2,161,079

Series 4520, Class PI, 4.00%, 8/15/45	46,507,530	6,033,617

Series 4526, Class PI, 3.50%, 1/15/42	6,897,800	898,361

Series 4528, Class BS, 3.677%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	11,069,477	2,310,119

Series 4629, Class QI, 3.50%, 11/15/46	11,900,831	1,892,380

Series 4637, Class IP, 3.50%, 4/15/44	5,513,548	801,779

Series 4644, Class TI, 3.50%, 1/15/45	10,494,998	1,746,440

Series 4653, Class PI, 3.50%, 7/15/44	5,635,841	701,211

Series 4667, Class PI, 3.50%, 5/15/42	23,577,671	2,996,092

Series 4672, Class LI, 3.50%, 1/15/43	11,606,424	1,384,772

Series 4744, Class IO, 4.00%, 11/15/47	9,044,160	1,749,284

Series 4749, Class IL, 4.00%, 12/15/47	7,472,941	1,571,094

Series 4767, Class IM, 4.00%, 5/15/45	14,296,330	1,972,606

Series 4768, Class IO, 4.00%, 3/15/48	9,476,778	2,001,757

Principal Only:(3)

Series 4417, Class KO, 0.00%, 12/15/43	1,576,803	1,045,986

Series 4478, Class PO, 0.00%, 5/15/45	3,251,559	2,731,526

		$98,491,538

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA2, Class M2, 5.927%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	$20,310,000	$22,026,378

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2017-DNA3, Class M2, 4.977%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	$15,000,000	$15,469,276

Series 2018-DNA1, Class M2, 4.277%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	7,694,168	7,599,981

Series 2018-DNA2, Class M2, 4.627%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4)(5)	12,000,000	12,033,082

Series 2018-DNA3, Class M2, 4.577%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	5,000,000	4,977,853

		$62,106,570

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$248,762	$267,949

Series 1994-42, Class K, 6.50%, 4/25/24	156,852	166,709

Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,847,554	1,980,456

Series 2013-6, Class TA, 1.50%, 1/25/43	2,236,360	2,155,860

Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,598,583	4,347,827

Series 2017-76, Class Z, 3.00%, 10/25/57	6,940,298	6,675,580

Interest Only:(2)

Series 2004-46, Class SI, 3.523%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	3,693,874	452,648

Series 2005-17, Class SA, 4.223%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,276,497	423,880

Series 2005-71, Class SA, 4.273%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,710,456	124,182

Series 2005-105, Class S, 4.223%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,999,567	352,431

Series 2006-44, Class IS, 4.123%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,703,398	296,481

Series 2006-65, Class PS, 4.73%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,700,337	333,573

Series 2006-96, Class SN, 4.723%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,220,280	357,453

Series 2006-104, Class SD, 4.163%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,698,348	291,752

Series 2006-104, Class SE, 4.153%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,132,232	201,937

Series 2007-50, Class LS, 3.973%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,397,020	424,058

Series 2008-26, Class SA, 3.723%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,145,566	504,178

Series 2008-61, Class S, 3.61%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	5,410,762	855,107

Series 2010-99, Class NS, 4.123%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	1,353,243	31,591

Series 2010-124, Class SJ, 3.565%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,027,195	105,730

Series 2010-135, Class SD, 3.523%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	4,587,169	243,988

Series 2011-101, Class IC, 3.50%, 10/25/26	4,339,820	341,498

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2011-101, Class IE, 3.50%, 10/25/26	$3,260,052	$257,622

Series 2011-104, Class IM, 3.50%, 10/25/26	5,486,445	439,706

Series 2012-24, Class S, 3.023%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,301,370	121,253

Series 2012-30, Class SK, 4.073%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	7,165,346	786,004

Series 2012-52, Class DI, 3.50%, 5/25/27	8,618,473	799,230

Series 2012-56, Class SU, 4.273%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	881,077	32,302

Series 2012-63, Class EI, 3.50%, 8/25/40	10,438,528	937,604

Series 2012-73, Class MS, 3.573%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	7,157,904	394,229

Series 2012-76, Class GS, 3.573%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	4,948,484	338,517

Series 2012-86, Class CS, 3.61%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	3,222,023	197,947

Series 2012-94, Class KS, 4.16%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	13,192,234	1,514,197

Series 2012-94, Class SL, 4.21%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	9,894,175	1,148,721

Series 2012-97, Class PS, 3.673%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	11,259,768	1,702,578

Series 2012-103, Class GS, 3.623%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	8,170,319	510,727

Series 2012-112, Class SB, 3.673%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	8,812,315	1,209,626

Series 2012-124, Class IO, 1.543%, 11/25/42(6)	9,200,868	337,630

Series 2012-139, Class LS, 3.649%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	7,525,126	1,516,724

Series 2012-147, Class SA, 3.623%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	9,996,942	1,877,252

Series 2012-150, Class PS, 3.673%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	8,794,291	1,159,122

Series 2012-150, Class SK, 3.673%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	13,599,897	1,730,664

Series 2013-11, Class IO, 4.00%, 1/25/43	22,539,339	3,521,456

Series 2013-12, Class SP, 3.16%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,078,733	434,307

Series 2013-15, Class DS, 3.723%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	9,615,167	1,369,035

Series 2013-23, Class CS, 3.773%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,197,765	759,270

Series 2013-54, Class HS, 3.823%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	7,648,560	580,221

Series 2013-64, Class PS, 3.773%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	6,231,632	733,222

Series 2013-66, Class JI, 3.00%, 7/25/43	10,307,384	1,639,802

Series 2013-75, Class SC, 3.773%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	14,734,928	1,234,696

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2014-29, Class IG, 3.50%, 6/25/43	$3,327,027	$372,833

Series 2014-32, Class EI, 4.00%, 6/25/44	3,249,263	662,123

Series 2014-41, Class SA, 3.565%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	6,982,168	1,647,242

Series 2014-43, Class PS, 3.623%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,083,024	1,308,150

Series 2014-55, Class IN, 3.50%, 7/25/44	9,617,062	1,567,772

Series 2014-64, Class BI, 3.50%, 3/25/44	3,608,429	471,189

Series 2014-67, Class IH, 4.00%, 10/25/44	6,938,881	1,270,349

Series 2014-80, Class CI, 3.50%, 12/25/44	5,981,165	975,030

Series 2014-89, Class IO, 3.50%, 1/25/45	9,538,256	1,734,189

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,828,185

Series 2015-14, Class KI, 3.00%, 3/25/45	12,255,225	1,894,622

Series 2015-17, Class SA, 3.71%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	10,800,763	1,659,087

Series 2015-22, Class GI, 3.50%, 4/25/45	5,845,368	956,659

Series 2015-31, Class SG, 3.623%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	14,130,216	3,032,669

Series 2015-36, Class IL, 3.00%, 6/25/45	7,150,674	1,135,824

Series 2015-47, Class SG, 3.673%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	7,545,297	1,473,035

Series 2015-52, Class MI, 3.50%, 7/25/45	15,899,969	2,727,099

Series 2015-93, Class BS, 3.673%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	10,998,287	2,230,632

Series 2015-95, Class SB, 3.51%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	14,804,401	2,436,308

Series 2016-1, Class SJ, 3.673%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	20,626,152	3,700,325

Series 2017-46, Class NI, 3.00%, 8/25/42	12,695,500	1,724,082

Series 2018-21, Class IO, 3.00%, 4/25/48	23,836,154	4,327,201

		$87,353,137

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2, 5.477%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,610,000	$1,711,526

Series 2017-C06, Class 1M2, 5.127%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	212,953	220,176

Series 2017-C07, Class 1M2, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,178,340	4,285,668

Series 2017-C07, Class 1M2C, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	6,479,106

Series 2018-C01, Class 1M2, 4.727%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	13,000,000	13,154,856

Series 2018-C03, Class 1M2, 4.627%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	5,500,000	5,540,207

		$31,391,539

Security	Principal Amount	Value

Government National Mortgage Association:

Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$1,891,797	$1,908,263

Series 2017-110, Class ZJ, 3.00%, 7/20/47	106,825	100,424

Series 2017-115, Class ZA, 3.00%, 7/20/47	2,161,936	2,075,029

Interest Only:(2)

Series 2011-48, Class SD, 4.189%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	2,368,323	59,849

Series 2014-68, Class KI, 0.80%, 10/20/42(6)	10,598,419	360,254

Series 2015-116, Class AS, 3.219%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	8,165,530	928,150

Series 2017-104, Class SD, 3.719%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	15,220,382	2,760,528

Series 2017-121, Class DS, 2.019%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	13,906,318	1,014,299

Series 2017-137, Class AS, 2.015%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	20,321,890	1,553,964

		$10,760,760

Total Collateralized Mortgage Obligations (identified cost $333,968,671)		$290,103,544

Mortgage Pass-Throughs — 0.5%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.881%, (COF + 1.25%), with maturity at 2035(7)	$474,625	$479,127

4.458%, (COF + 1.25%), with maturity at 2030(7)	152,495	160,345

7.00%, with various maturities to 2036	1,665,741	1,853,082

8.00%, with maturity at 2026	129,555	131,061

		$2,623,615

Federal National Mortgage Association:

3.618%, (COF + 1.25%), with maturity at 2035(7)	$356,219	$364,617

4.041%, (COF + 1.78%), with maturity at 2035(7)	1,050,985	1,091,237

6.00%, with various maturities to 2032	459,784	507,665

6.50%, with maturity at 2036	868,545	959,649

7.00%, with various maturities to 2037	757,117	839,193

8.50%, with maturity at 2032	221,587	256,371

9.50%, with maturity at 2028	205,172	223,724

		$4,242,456

Total Mortgage Pass-Throughs (identified cost $6,715,455)		$6,866,071

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class D, 4.581%, 12/10/54(5)(6)	$800,000	$739,989

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.71%, 9/15/47(5)(6)	3,430,000	3,052,532

Series 2014-C25, Class D, 4.092%, 11/15/47(5)(6)	8,045,000	6,786,324

Series 2015-C29, Class D, 3.808%, 5/15/48(6)	2,500,000	2,063,155

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C11, Class D, 4.502%, 8/15/46(5)(6)	5,000,000	2,698,702

Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,418,393

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	6,300,883

Total Commercial Mortgage-Backed Securities (identified cost $27,010,259)		$23,059,978

Asset-Backed Securities — 16.0%

Security	Principal Amount	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,922,524

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,962,948

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,936,156

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	980,436

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	3,782,463

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class E2, 7.782%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(5)	4,500,000	4,423,149

Series 2015-2A, Class F, 9.082%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(5)	2,000,000	1,873,602

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,835,018

Babson CLO, Ltd.

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,916,030

Series 2017-1A, Class E, 8.601%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,796,047

Security	Principal Amount	Value

Babson CLO, Ltd. (continued)

Series 2018-1A, Class D, 8.097%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	$5,000,000	$4,679,060

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 8.93%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,215,947

Series 2018-1A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,242,890

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,856,819

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,670,294

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,788,414

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,984,832

Betony CLO 2, Ltd.

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,810,174

BlueMountain CLO, Ltd.

Series 2015-3A, Class DR, 7.992%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,858,536

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	950,180

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	715,908

Canyon Capital CLO, Ltd.

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	932,290

Series 2017-1A, Class E, 8.847%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	955,849

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,865,688

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	977,209

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,855,209

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,832,027

Series 2015-5A, Class DR, 9.292%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	3,470,075

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd. (continued)

Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	$3,000,000	$2,852,836

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 9.192%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,989,545

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,895,634

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,876,344

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	933,293

Galaxy CLO, Ltd.

Series 2015-21A, Class ER, 7.842%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,705,508

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class DR, 5.242%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,806,865

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,903,679

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,814,871

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,792,423

Highbridge Loan Management, Ltd.

Series 3A-2014, Class DR, 9.101%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,855,980

ICG US CLO, Ltd.

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	926,578

Invitation Homes Trust

Series 2017-SFR2, Class E, 4.724%, (1 mo. USD LIBOR + 2.25%), 12/17/36(4)(5)	3,604,791	3,608,565

Series 2018-SFR1, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,693,000	4,691,426

Series 2018-SFR2, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	15,125,799

Series 2018-SFR3, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	13,000,000	13,029,632

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class DR, 6.192%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,504,632

Series 2015-17A, Class ER, 9.092%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	4,998,556

Security	Principal Amount	Value

Neuberger Berman CLO XIV, Ltd.

Series 2013-14A, Class ER, 9.032%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4)(5)	$1,750,000	$1,709,502

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,908,832

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-30A, Class E, 9.511%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	2,004,888

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,435,410

Series 2015-1A, Class DR, 8.841%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(5)	2,000,000	1,983,232

Series 2015-2A, Class CR, 6.292%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(5)	5,000,000	4,971,755

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,679,772

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,330,793

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 5.34%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	9,000,000	9,026,989

Series 2018-GT2, Class A, 5.127%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	7,272,000	7,303,286

Recette CLO, LLC

Series 2015-1A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(5)	4,500,000	4,510,288

Series 2015-1A, Class F, 10.042%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,941,344

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 8.773%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,878,350

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,814,085

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,908,442

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,967,082

Upland CLO, Ltd.

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,898,088

Vibrant CLO, Ltd.

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,904,636

Voya CLO, Ltd.

Series 2013-1A, Class DR, 9.077%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,803,609

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Voya CLO, Ltd. (continued)

Series 2014-1A, Class DR2, 8.601%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	$2,000,000	$1,912,378

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,912,116

Series 2018-2A, Class E, 7.847%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	918,825

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.892%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,928,560

Series 2017-1A, Class E, 9.021%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,969,925

Total Asset-Backed Securities (identified cost $219,186,304)		$214,734,887

Small Business Administration Loans (Interest Only)(8) — 5.6%

Security	Principal Amount	Value

0.657%, 3/15/30	$2,865,123	$65,772

0.73%, 7/15/31	3,334,140	82,630

0.932%, 5/15/42	1,675,456	64,445

0.98%, 4/15/32	1,621,161	52,143

1.132%, 10/14/36	3,334,594	134,081

1.309%, 4/15/42 to 7/15/42	10,651,877	600,247

1.336%, 9/15/41	1,961,577	101,865

1.382%, 6/15/41	3,223,908	167,211

1.48%, 4/15/34	1,220,044	60,670

1.49%, 7/15/36	1,192,479	57,658

1.507%, 7/15/36	1,357,925	63,806

1.559%, 3/16/42 to 7/15/42	4,270,316	271,586

1.586%, 8/28/36 to 10/21/36	4,567,273	239,502

1.609%, 12/15/41 to 7/15/42	12,400,768	830,006

1.632%, 9/15/41 to 6/15/42	3,462,544	229,007

1.682%, 4/15/41 to 5/15/42	5,934,892	409,305

1.73%, 10/15/33	1,842,669	108,036

1.732%, 11/21/41	1,260,849	89,557

1.738%, 5/15/36	3,773,509	212,426

1.809%, 12/21/41 to 11/15/42	9,115,447	783,771

1.836%, 11/9/36 to 2/15/40	3,161,738	198,348

1.859%, 12/28/41 to 6/15/42	19,027,707	1,445,312

1.882%, 11/19/36 to 12/15/36	5,023,281	317,386

1.909%, 2/15/42 to 7/15/42	12,254,578	1,057,162

1.934%, 7/15/42	1,791,137	148,054

1.959%, 11/29/30 to 8/15/42	8,953,764	708,961

1.982%, 10/15/37	1,099,612	68,412

2.032%, 2/15/42 to 5/15/42	4,795,731	442,122

2.055%, 1/15/38	1,164,456	80,428

Security	Principal Amount	Value

2.059%, 5/15/42 to 7/15/42	$5,225,376	$452,435

2.109%, 4/15/33 to 7/15/42	7,378,509	621,935

2.159%, 5/15/42 to 6/15/42	6,471,517	618,968

2.209%, 8/15/42	3,351,046	304,761

2.232%, 1/15/41 to 1/15/42	4,841,998	451,973

2.282%, 11/1/29	1,476,482	111,997

2.309%, 4/15/42 to 7/15/42	5,324,844	547,703

2.359%, 1/11/42 to 6/15/42	24,347,730	2,353,158

2.382%, 6/15/42	1,747,111	168,545

2.386%, 7/15/40	1,452,430	117,965

2.405%, 3/15/39	942,789	83,644

2.409%, 1/15/38 to 7/15/42	24,203,578	2,439,640

2.432%, 3/15/41 to 6/15/42	4,970,306	471,545

2.459%, 12/15/26 to 8/15/42	13,895,608	1,339,851

2.482%, 2/23/41	1,137,199	112,703

2.532%, 11/15/42	1,688,479	186,444

2.557%, 1/15/41	1,142,273	104,243

2.559%, 7/15/42	2,201,709	263,836

2.586%, 4/15/36	1,433,507	120,108

2.609%, 5/15/33 to 7/15/42	13,337,326	1,469,685

2.632%, 4/15/41	1,277,511	132,815

2.636%, 5/15/41	1,451,049	140,682

2.659%, 6/15/36 to 7/15/42	6,243,047	698,311

2.682%, 2/15/41 to 4/15/42	6,784,067	744,082

2.709%, 5/15/27 to 9/15/42	28,678,359	3,131,412

2.732%, 8/15/42	1,248,175	172,035

2.859%, 5/15/32 to 7/15/42	21,834,372	2,689,929

2.882%, 8/16/42	47,588,819	6,168,748

2.886%, 8/15/40	1,062,776	106,584

2.903%, 11/2/42	21,557,791	2,844,874

2.909%, 12/15/41 to 7/15/42	13,396,533	1,728,234

2.932%, 4/15/41 to 7/15/42	4,310,209	490,237

2.936%, 7/15/42	3,647,648	453,012

2.949%, 8/15/42	1,864,094	233,357

2.959%, 2/15/27 to 1/15/43	15,507,118	1,771,217

2.982%, 2/15/41 to 7/15/42	8,973,707	1,217,383

2.984%, 5/15/42 to 6/15/42	4,176,243	586,104

3.032%, 7/15/41 to 6/15/42	4,935,897	642,904

3.109%, 12/15/41 to 8/15/42	10,889,809	1,452,752

3.128%, 6/15/32	667,983	77,289

3.155%, 1/15/43	3,587,113	493,662

3.159%, 4/15/42 to 7/15/42	19,761,480	2,546,414

3.185%, 8/15/39	1,582,817	169,285

3.209%, 12/15/26 to 10/15/42	20,804,713	2,514,805

3.232%, 7/15/37 to 4/15/42	5,261,427	624,364

3.236%, 7/15/28 to 4/15/42	2,870,095	327,917

3.282%, 6/21/26 to 7/15/42	10,672,173	1,311,659

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount	Value

3.359%, 3/15/42 to 7/15/42		$5,552,311	$777,019

3.409%, 4/15/42 to 12/15/42		6,085,058	920,269

3.432%, 11/7/39 to 2/15/42		3,615,697	527,138

3.459%, 2/15/27 to 8/15/42		19,274,891	2,408,043

3.482%, 5/15/36 to 7/15/42		5,872,713	905,278

3.532%, 4/15/23 to 8/15/42		4,189,759	438,950

3.609%, 5/15/32 to 6/15/42		14,533,484	2,235,968

3.635%, 8/15/41		2,675,694	397,022

3.636%, 2/15/41 to 12/15/41		2,047,608	306,713

3.659%, 5/15/42 to 7/15/42		12,759,418	2,111,250

3.682%, 11/15/31 to 5/15/42		6,920,363	1,037,238

3.709%, 1/15/24 to 8/15/42		36,944,461	4,588,750

3.732%, 12/15/36 to 4/15/42		9,148,330	1,373,392

3.782%, 11/15/26 to 6/15/42		10,233,100	1,268,259

Total Small Business Administration Loans (Interest Only) (identified cost $66,951,712)			$74,196,404

Senior Floating-Rate Loans — 0.2%(9)

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.2%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(4)(10)	EUR	1,000	$1,118,688

Yapi ve Kredi Bankasi AS, Term Loan, 1.90%, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(4)(10)	EUR	1,400	1,541,213

Total Senior Floating-Rate Loans (identified cost $2,630,310)			$2,659,901

Sovereign Loans — 0.1%

Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited

Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(11)		$1,810	$1,810,691

Total Nigeria			$1,810,691

Total Sovereign Loans (identified cost $1,803,695)			$1,810,691

Foreign Government Bonds — 28.4%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(4)	ARS	626	$11,097

Provincia de Buenos Aires, 6.50%, 2/15/23(12)	USD	1,250	921,875

Provincia de Buenos Aires, 9.125%, 3/16/24(12)	USD	500	379,380

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(4)(5)(12)	ARS	4,447	73,484

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(4)	ARS	1,092	21,672

Total Argentina			$1,407,508

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	1,137,440	$9,886,840

Republic of Iceland, 6.50%, 1/24/31	ISK	2,138,093	21,250,831

Republic of Iceland, 8.00%, 6/12/25	ISK	1,331,322	13,158,320

Total Iceland			$44,295,991

Indonesia — 3.1%

Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,446,628

Indonesia Government Bond, 7.50%, 5/15/38	IDR	225,000,000	14,549,211

Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,229,000	25,946,020

Total Indonesia			$41,941,859

Japan — 6.4%

Japan Government CPI Linked Bond, 0.10%, 3/10/27(13)	JPY	6,595,550	$61,488,206

Japan Government CPI Linked Bond, 0.10%, 3/10/28(13)	JPY	2,614,638	24,410,642

Total Japan			$85,898,848

New Zealand — 6.2%

New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	43,374	$31,335,054

New Zealand Government Bond, 2.50%, 9/20/35(12)(13)	NZD	607	488,986

New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	62,763	51,412,030

Total New Zealand			$83,236,070

Peru — 5.0%

Peru Government Bond, 6.35%, 8/12/28	PEN	201,160	$66,275,056

Total Peru			$66,275,056

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 1.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,174,727

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	995,736

Total Serbia			$20,170,463

Sri Lanka — 0.6%

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	40,000	$219,910

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	166,643

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	1,998,536

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	675,646

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,197,347

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	444,873

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	63,957

Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	453,000	2,632,583

Total Sri Lanka			$8,399,495

Thailand — 2.2%

Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	985,696	$29,065,082

Total Thailand			$29,065,082

Total Foreign Government Bonds (identified cost $378,348,201)			$380,690,372

Foreign Corporate Bonds — 2.9%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%

Pampa Energia SA, 7.50%, 1/24/27(12)	USD	2,000	$1,705,000

YPF SA, 56.375%, (BADLAR + 4.00%), 7/7/20(4)(12)	USD	1,250	433,625

Total Argentina			$2,138,625

Bahrain — 0.1%

Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(12)	USD	1,500	$1,604,123

Total Bahrain			$1,604,123

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(12)	USD	1,900	$1,977,425

Total Belarus			$1,977,425

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.1%

Unigel Luxembourg SA, 10.50%, 1/22/24(12)	USD	1,100	$1,183,875

Total Brazil			$1,183,875

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(12)	EUR	1,200	$1,330,079

Total Bulgaria			$1,330,079

Canada — 0.1%

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(12)	USD	1,500	$1,445,625

Total Canada			$1,445,625

Cayman Islands — 0.1%

HKN Energy, Ltd., 11.00%, 3/6/24	USD	1,000	$1,028,750

Total Cayman Islands			$1,028,750

China — 0.2%

CAR, Inc., 6.125%, 2/4/20(12)	USD	1,000	$999,680

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(12)	USD	500	490,413

KWG Group Holdings, Ltd., 6.00%, 9/15/22(12)	USD	550	543,287

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(12)	USD	500	507,332

Times China Holdings, Ltd., 6.25%, 1/17/21(12)	USD	500	500,953

Total China			$3,041,665

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(12)	USD	2,000	$2,140,000

Total Colombia			$2,140,000

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(12)	USD	2,000	$1,942,500

Total El Salvador			$1,942,500

Georgia — 0.3%

JSC Georgia Capital, 6.125%, 3/9/24(12)	USD	1,650	$1,568,325

Silknet JSC, 11.00%, 4/2/24(12)	USD	1,930	1,956,537

Total Georgia			$3,524,862

Honduras — 0.0%(14)

Inversiones Atlantida SA, 8.25%, 7/28/22(12)	USD	278	$284,255

Total Honduras			$284,255

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.0%(14)

WOW Air HF, 0.00%, (3 mo. EURIBOR+ 9.00%), 9/24/24(4)(15)	EUR	900	$131,227

WOW Air HF, 0.00%(15)(16)	EUR	20	2,887

Total Iceland			$134,114

Indonesia — 0.1%

Pertamina Persero PT, 5.25%, 5/23/21(12)	USD	1,000	$1,037,230

Total Indonesia			$1,037,230

Ireland — 0.1%

Aragvi Finance International DAC, 12.00%, 4/9/24(12)	USD	2,000	$2,000,000

Total Ireland			$2,000,000

Lebanon — 0.1%

BLOM Bank SAL, 7.50%, 5/4/23(12)	USD	800	$733,936

Total Lebanon			$733,936

Mexico — 0.3%

Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(12)	USD	1,730	$1,871,428

Grupo Kaltex SA de CV, 8.875%, 4/11/22(12)	USD	1,750	1,168,125

Grupo KUO SAB de CV, 5.75%, 7/7/27(12)	USD	500	481,880

Total Mexico			$3,521,433

Netherlands — 0.1%

Metinvest BV, 7.75%, 4/23/23(12)	USD	1,600	$1,571,861

Total Netherlands			$1,571,861

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(12)	USD	2,000	$2,100,000

Total Nigeria			$2,100,000

Panama — 0.1%

Promerica Financial Corp., 9.70%, 5/14/24(12)	USD	1,300	$1,371,500

Total Panama			$1,371,500

Saudi Arabia — 0.1%

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(12)	USD	1,500	$1,474,110

Total Saudi Arabia			$1,474,110

Security		Principal Amount (000’s omitted)	Value

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(12)	USD	1,067	$1,080,647

Total Spain			$1,080,647

Ukraine — 0.1%

MHP Lux SA, 6.95%, 4/3/26(12)	USD	1,500	$1,436,361

MHP SE, 7.75%, 5/10/24(12)	USD	200	202,780

Total Ukraine			$1,639,141

United Kingdom — 0.1%

Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(12)	USD	1,000	$977,500

Total United Kingdom			$977,500

Total Foreign Corporate Bonds (identified cost $40,503,809)			$39,283,256

Common Stocks — 0.3%

Security		Shares	Value

Iceland — 0.3%

Arion Banki HF(5)		2,497,017	$1,555,551

Eik Fasteignafelag HF(17)		3,180,300	231,500

Eimskipafelag Islands HF		326,400	508,723

Hagar HF		1,349,100	489,043

Reginn HF(17)		1,843,700	335,083

Reitir Fasteignafelag HF		875,500	590,758

Siminn HF		13,623,900	451,338

Sjova-Almennar Tryggingar HF		1,663,744	242,654

Total Iceland			$4,404,650

Total Common Stocks (identified cost $6,203,464)			$4,404,650

Closed-End Funds — 3.9%

Security		Shares	Value

BlackRock Corporate High Yield Fund, Inc.		1,000,336	$10,583,555

BlackRock Multi-Sector Income Trust		675,742	11,507,886

Brookfield Real Assets Income Fund, Inc.		188,718	4,178,217

MFS Multimarket Income Trust		451,200	2,567,328

Nuveen Global High Income Fund		456,000	7,172,880

PGIM Global High Yield Fund, Inc.		293,307	4,164,959

Wells Fargo Income Opportunities Fund		669,620	5,417,226

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

Western Asset High Income Opportunity Fund, Inc.		1,288,797	$6,443,985

Total Closed-End Funds (identified cost $54,389,572)			$52,036,036

Other — 3.2%

Security		Principal Amount/ Shares	Value

Altair V Reinsurance(10)(17)(18)(19)		1,932	$154,548

Altair VI Reinsurance(10)(17)(18)(19)		1,000	3,200,221

Blue Lotus Re, Ltd.(10)(17)(18)(19)		6,000	6,399,600

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5)(10)(19)		$125,000	303,775

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5)(10)(19)		$375,000	883,950

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5)(10)(19)		$500,000	521,600

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5)(10)(19)		$9,500,000	9,904,700

Mt. Logan Re, Ltd., Series 13 Preference Shares(10)(17)(18)(19)		2,000	1,924,033

Mt. Logan Re, Ltd., Special Investment Series 13(10)(17)(18)(19)		10,000	8,723,640

Sussex Capital, Ltd.(10)(17)(18)(19)		6,000	5,959,123

Versutus Re, Ltd.(10)(17)(18)(19)		4,000	4,054,000

Total Other (identified cost $42,705,971)			$42,029,190

Short-Term Investments — 6.9%

Foreign Government Securities — 2.1%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.1%

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	200,525	$11,160,086

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	47,675	2,660,759

Egypt Treasury Bill, 0.00%, 8/27/19	EGP	258,600	14,387,905

Total Egypt			$28,208,750

Total Foreign Government Securities (identified cost $27,345,797)			$28,208,750

U.S. Treasury Obligations — 0.5%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(20)		$7,000	$6,999,549

Total U.S. Treasury Obligations (identified cost $6,999,549)			$6,999,549

Other — 4.3%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(21)	57,078,048	$57,078,048

Total Other (identified cost $57,077,826)		$57,078,048

Total Short-Term Investments (identified cost $91,423,172)		$92,286,347

Total Purchased Options and Swaptions — 1.4% (identified cost $22,679,784)		$18,720,998

Total Investments — 92.8% (identified cost $1,294,520,379)		$1,242,882,325

Total Written Options — (0.0)%(14) (premiums received $158,824)		$(52,500)

Other Assets, Less Liabilities — 7.2%		$96,850,433

Net Assets — 100.0%		$1,339,680,258

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $265,985,705 or 19.9% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $151,796,283 or 11.3% of the Portfolio’s net assets.

(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(17)	Non-income producing security.

(18)	Restricted security (see Note 5).

(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Purchased Interest Rate Swaptions — 1.1%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,063,331

Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	3,685,042

Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,207,191

Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	4,190,321

Total				$15,145,885

Purchased Call Options — 0.3%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/Spread		Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000		0.135%	8/2/21	$1,491,602

Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	14,956,252	EUR	3,100.00	5/3/22	1,873,511

Total								$3,365,113

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options — 0.0%(14)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

IMM Euro Futures 3/2020	Citibank, N.A.	2,800	USD	683,690,000	USD	97.25	3/16/20	$210,000

Total								$210,000

Written Put Options — (0.0)%(14)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

IMM Euro Futures 3/2020	Citibank, N.A.	2,800	USD	683,690,000	USD	96.88	3/16/20	$(52,500)

Total								$(52,500)

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	13,137,000	USD	8,726,909	5/1/19	$47,294

NZD	13,137,000	USD	8,756,467	5/1/19	17,736

NZD	499,000	USD	331,486	5/1/19	1,796

NZD	499,000	USD	332,608	5/1/19	674

USD	8,979,402	NZD	13,137,000	5/1/19	205,199

USD	341,076	NZD	499,000	5/1/19	7,794

USD	332,608	NZD	499,000	5/1/19	(674)

USD	8,756,467	NZD	13,137,000	5/1/19	(17,736)

BRL	4,219,448	USD	1,069,487	5/3/19	6,601

BRL	42,047,799	USD	10,605,276	5/3/19	118,194

USD	1,057,108	BRL	4,219,448	5/3/19	(18,979)

USD	10,657,694	BRL	42,047,799	5/3/19	(65,777)

AUD	2,760,000	USD	2,010,494	5/6/19	(64,643)

AUD	16,000,000	USD	11,363,520	5/6/19	(83,220)

IDR	157,822,053,979	USD	11,106,408	5/6/19	(33,432)

IDR	467,814,750,000	USD	32,921,517	5/6/19	(99,098)

NZD	12,746,000	USD	8,490,111	5/6/19	23,526

NZD	11,168,000	USD	7,439,005	5/6/19	20,614

NZD	11,246,000	USD	7,496,584	5/6/19	15,134

NZD	11,204,000	USD	7,469,707	5/6/19	13,958

NZD	9,854,000	USD	6,568,676	5/6/19	13,261

NZD	9,818,000	USD	6,545,661	5/6/19	12,231

USD	8,084,318	AUD	11,472,000	5/6/19	(3,656)

USD	5,133,667	AUD	7,288,000	5/6/19	(4,509)

USD	33,075,299	IDR	470,000,000,000	5/6/19	99,561

USD	18,019,392	NZD	26,695,000	5/6/19	188,580

USD	11,501,495	NZD	17,039,000	5/6/19	120,367

USD	2,874,516	NZD	4,145,000	5/6/19	105,881

USD	108,878	NZD	157,000	5/6/19	4,010

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	12,184,740	NZD	18,000,000	5/6/19	$161,716

USD	5,155,787	KRW	5,993,601,966	5/7/19	22,159

PHP	68,065,000	USD	1,292,783	5/8/19	14,254

USD	5,785,687	PHP	299,930,000	5/8/19	26,198

USD	3,900,527	PHP	207,430,000	5/8/19	(82,705)

PHP	66,271,000	USD	1,264,955	5/13/19	8,530

PHP	67,052,000	USD	1,280,229	5/13/19	8,263

PHP	33,135,000	USD	632,468	5/13/19	4,265

KRW	5,993,601,966	USD	5,157,118	5/14/19	(18,620)

IDR	21,793,265,881	USD	1,520,284	5/20/19	7,305

IDR	470,000,000,000	USD	32,987,086	5/20/19	(42,664)

USD	32,833,714	IDR	467,814,750,000	5/20/19	42,466

USD	11,076,786	IDR	157,822,053,979	5/20/19	14,326

AUD	2,591,704	USD	1,852,628	5/22/19	(24,715)

AUD	7,500,000	USD	5,373,255	5/22/19	(83,552)

USD	3,980,690	NZD	5,789,000	5/22/19	112,856

USD	3,109,463	NZD	4,522,000	5/22/19	88,156

USD	1,898,140	NZD	2,766,000	5/22/19	50,078

USD	1,984,963	NZD	2,901,950	5/22/19	46,068

USD	147,289	NZD	215,331	5/22/19	3,418

USD	5,172,534	KRW	5,783,410,000	5/28/19	204,815

USD	2,101,014	KRW	2,349,774,000	5/28/19	82,652

AUD	7,288,000	USD	5,137,311	6/3/19	4,374

AUD	11,472,000	USD	8,090,169	6/3/19	3,329

MXN	13,735,471	USD	714,206	6/3/19	6,708

USD	704,401	MXN	13,735,471	6/3/19	(16,513)

JPY	4,778,000,000	USD	43,141,823	6/6/19	(126,306)

USD	11,287,516	JPY	1,252,000,000	6/6/19	15,974

GBP	22,640,000	USD	30,251,568	6/13/19	(663,065)

USD	29,294,100	GBP	22,640,000	6/13/19	(294,403)

AUD	7,358,000	USD	5,189,009	6/14/19	3,373

AUD	4,119,000	USD	2,903,771	6/14/19	2,918

USD	5,414,058	NZD	7,948,000	6/14/19	101,467

USD	2,929,565	NZD	4,320,000	6/14/19	41,997

GBP	5,143,000	USD	6,858,206	6/20/19	(134,259)

USD	6,651,612	GBP	5,143,000	6/20/19	(72,335)

AUD	3,677,919	USD	2,598,597	6/21/19	(2,752)

USD	15,621,953	NZD	22,746,000	6/21/19	416,057

USD	1,152,450	NZD	1,678,000	6/21/19	30,693

USD	32,071,990	PEN	106,030,000	6/25/19	81,026

USD	4,686,568	KRW	5,267,000,000	6/26/19	155,153

USD	16,256,110	EUR	14,257,607	6/27/19	188,224

USD	331,842	NZD	499,000	6/28/19	(1,788)

USD	6,574,786	NZD	9,854,000	6/28/19	(13,585)

USD	7,503,556	NZD	11,246,000	6/28/19	(15,504)

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	8,736,302	NZD	13,137,000	6/28/19	$(47,078)

NOK	154,000,000	USD	18,123,297	7/11/19	(225,224)

USD	18,163,143	EUR	15,985,446	7/11/19	126,558

USD	2,952,188	EUR	2,581,780	7/11/19	39,132

USD	1,029,123	EUR	900,000	7/11/19	13,641

USD	6,563,844	KRW	7,479,500,000	7/12/19	125,183

USD	1,086,592	NZD	1,611,621	7/12/19	8,763

USD	4,579,445	PEN	15,148,803	7/12/19	12,094

USD	27,698,142	PEN	92,583,810	7/12/19	(215,797)

AUD	1,475,000	USD	1,055,739	7/18/19	(14,006)

AUD	26,683,272	USD	19,126,035	7/18/19	(280,733)

EUR	5,295,000	USD	5,985,521	7/18/19	(7,614)

USD	4,040	EUR	3,574	7/18/19	5

USD	3,855,687	NZD	5,693,530	7/18/19	47,474

USD	4,071,102	NZD	6,017,000	7/18/19	46,531

USD	12,825,711	KRW	14,805,360,000	7/29/19	72,448

USD	10,367,870	KRW	11,965,040,000	7/29/19	61,244

USD	4,243,557	NZD	6,392,392	7/29/19	(33,054)

USD	14,310,790	NZD	21,557,427	7/29/19	(111,470)

EUR	48,352	USD	55,704	8/15/19	(990)

USD	32,440,632	EUR	28,846,117	8/30/19	(241,113)

USD	6,560,388	NZD	9,818,000	9/3/19	(12,682)

USD	7,486,513	NZD	11,204,000	9/3/19	(14,472)

USD	7,455,589	NZD	11,168,000	9/3/19	(21,294)

USD	8,509,038	NZD	12,746,000	9/3/19	(24,302)

USD	16,145,521	EUR	14,023,000	9/20/19	230,732

NZD	705,342	USD	480,599	10/3/19	(8,099)

USD	12,357,557	NZD	18,136,339	10/3/19	208,252

					$720,868

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	4,336,000	USD	746,079	Standard Chartered Bank	5/2/19	$—	$(19,837)

TRY	8,721,000	USD	1,538,502	UBS AG	5/2/19	—	(77,811)

USD	2,220,578	TRY	13,057,000	Standard Chartered Bank	5/2/19	33,645	—

BRL	37,828,351	USD	9,588,206	Standard Chartered Bank	5/3/19	59,176	—

USD	9,499,053	BRL	37,828,351	Standard Chartered Bank	5/3/19	—	(148,330)

CNH	81,215,000	USD	11,646,232	Morgan Stanley & Co. International PLC	5/6/19	410,166	—

CNH	77,740,000	USD	11,311,256	Morgan Stanley & Co. International PLC	5/6/19	229,277	—

CNH	5,380,000	USD	784,726	Morgan Stanley & Co. International PLC	5/6/19	13,938	—

CNH	112,345,000	USD	16,120,215	Standard Chartered Bank	5/6/19	557,444	—

IDR	470,000,000,000	USD	33,262,562	JPMorgan Chase Bank, N.A.	5/6/19	—	(286,824)

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

RSD	5,719,991	EUR	48,015	Citibank, N.A.	5/6/19	$499	$—

USD	23,588,643	CNH	164,335,000	Morgan Stanley & Co. International PLC	5/6/19	—	(806,952)

USD	16,185,801	CNH	112,345,000	Standard Chartered Bank	5/6/19	—	(491,858)

USD	33,107,909	IDR	467,814,750,000	JPMorgan Chase Bank, N.A.	5/6/19	285,491	—

USD	11,169,289	IDR	157,822,053,979	JPMorgan Chase Bank, N.A.	5/6/19	96,313	—

JPY	1,460,000,000	USD	13,064,082	Bank of America, N.A.	5/7/19	47,871	—

KRW	5,993,601,966	USD	5,282,461	Standard Chartered Bank	5/7/19	—	(148,833)

USD	13,114,507	JPY	1,460,000,000	Goldman Sachs International	5/7/19	2,554	—

PHP	69,201,000	USD	1,314,359	Bank of America, N.A.	5/8/19	14,492	—

PHP	69,137,000	USD	1,313,892	Bank of America, N.A.	5/8/19	13,730	—

PHP	134,772,000	USD	2,560,502	Goldman Sachs International	5/8/19	27,495	—

PHP	67,386,000	USD	1,282,322	Goldman Sachs International	5/8/19	11,677	—

PHP	134,772,000	USD	2,560,502	Standard Chartered Bank	5/8/19	27,495	—

PHP	67,386,000	USD	1,280,190	Standard Chartered Bank	5/8/19	13,808	—

PHP	67,386,000	USD	1,280,251	Standard Chartered Bank	5/8/19	13,747	—

PHP	67,386,000	USD	1,282,322	Standard Chartered Bank	5/8/19	11,677	—

PHP	61,270,000	USD	1,169,498	Bank of America, N.A.	5/13/19	7,886	—

PHP	137,691,000	USD	2,625,436	BNP Paribas	5/13/19	20,477	—

PHP	66,213,000	USD	1,262,162	Goldman Sachs International	5/13/19	10,208	—

PHP	66,213,000	USD	1,262,643	Goldman Sachs International	5/13/19	9,727	—

PHP	64,494,000	USD	1,231,154	Goldman Sachs International	5/13/19	8,183	—

PHP	68,642,000	USD	1,310,212	JPMorgan Chase Bank, N.A.	5/13/19	8,834	—

PHP	135,819,000	USD	2,586,782	UBS AG	5/13/19	23,159	—

PHP	67,909,000	USD	1,294,861	UBS AG	5/13/19	10,099	—

THB	53,972,000	USD	1,692,398	Standard Chartered Bank	5/13/19	—	(1,445)

THB	93,600,000	USD	2,934,837	Standard Chartered Bank	5/13/19	—	(2,331)

USD	152,244	ARS	6,800,000	Goldman Sachs International	5/13/19	1,045	—

USD	1,692,371	THB	53,972,000	Standard Chartered Bank	5/13/19	1,418	—

JPY	4,778,000,000	USD	43,556,421	Citibank, N.A.	5/14/19	—	(621,587)

KRW	3,949,165,000	USD	3,486,198	Goldman Sachs International	5/14/19	—	(100,458)

KRW	8,880,835,000	USD	7,840,412	Goldman Sachs International	5/14/19	—	(226,601)

PHP	66,271,000	USD	1,264,955	Citibank, N.A.	5/14/19	8,709	—

PHP	67,052,000	USD	1,280,229	Citibank, N.A.	5/14/19	8,445	—

PHP	33,135,000	USD	632,468	Citibank, N.A.	5/14/19	4,354	—

USD	43,064,443	JPY	4,778,000,000	Citibank, N.A.	5/14/19	129,609	—

USD	6,978,297	KRW	7,819,880,000	Bank of America, N.A.	5/14/19	274,076	—

USD	6,990,719	KRW	7,833,800,000	Goldman Sachs International	5/14/19	274,563	—

USD	3,503,900	KRW	3,926,120,000	Goldman Sachs International	5/14/19	137,918	—

USD	3,233,006	KRW	3,624,200,000	Goldman Sachs International	5/14/19	125,869	—

USD	2,902,696	EUR	2,527,248	JPMorgan Chase Bank, N.A.	5/16/19	64,926	—

USD	2,595,838	EUR	2,287,550	Citibank, N.A.	5/17/19	26,997	—

USD	1,372,820	EUR	1,209,781	Citibank, N.A.	5/17/19	14,277	—

AUD	2,270,401	USD	1,617,593	Australia and New Zealand Banking Group Limited	5/20/19	—	(16,371)

USD	1,714,592	NZD	2,495,385	Australia and New Zealand Banking Group Limited	5/20/19	47,397	—

NOK	154,333,840	EUR	16,084,484	State Street Bank and Trust Company	5/24/19	—	(168,992)

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	1,460,000,000	USD	13,150,697	Goldman Sachs International	6/10/19	$—	$(2,265)

USD	5,606,814	KRW	6,299,816,000	The Toronto-Dominion Bank	6/26/19	186,825	—

CNH	9,871,000	USD	1,440,013	Citibank, N.A.	6/28/19	25,326	—

CNH	63,705,000	USD	9,290,642	Deutsche Bank AG	6/28/19	166,295	—

CNH	19,461,775	USD	2,836,993	Goldman Sachs International	6/28/19	52,086	—

CNH	142,076,000	USD	20,682,146	Standard Chartered Bank	6/28/19	408,879	—

CNH	78,000,000	USD	11,304,676	Standard Chartered Bank	6/28/19	274,338	—

CNH	83,565,225	USD	12,193,785	Standard Chartered Bank	6/28/19	211,381	—

USD	1,425,271	CNH	9,871,000	Citibank, N.A.	6/28/19	—	(40,068)

USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	98,019	—

USD	2,405,328	CNH	16,705,000	Deutsche Bank AG	6/28/19	—	(74,511)

USD	2,808,621	CNH	19,461,775	Goldman Sachs International	6/28/19	—	(80,458)

USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	142,766	—

USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	95,055	—

USD	9,102,012	CNH	63,236,225	Standard Chartered Bank	6/28/19	—	(285,336)

USD	18,010,399	CNH	124,905,000	Standard Chartered Bank	6/28/19	—	(531,610)

USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(483,640)

USD	6,804,601	KRW	7,750,100,000	Bank of America, N.A.	7/12/19	132,996	—

USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(305,306)

USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(53,731)

CNH	83,000,000	USD	12,023,235	Deutsche Bank AG	7/18/19	297,387	—

CNH	115,790,000	USD	16,773,866	Goldman Sachs International	7/18/19	414,144	—

CNH	85,000,000	USD	12,311,703	JPMorgan Chase Bank, N.A.	7/18/19	305,801	—

CNH	83,000,000	USD	12,028,173	Standard Chartered Bank	7/18/19	292,449	—

USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	—	(64,273)

USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	—	(17,657)

USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	—	(51,953)

USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(47,259)

USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	—	(44,877)

JPY	2,215,492,133	USD	20,048,795	Standard Chartered Bank	7/22/19	—	(29,716)

JPY	2,603,776,500	USD	24,294,059	Standard Chartered Bank	7/22/19	—	(766,461)

USD	111,578,478	JPY	11,958,702,285	Standard Chartered Bank	7/22/19	3,520,225	—

USD	3,298,674	JPY	364,200,000	Standard Chartered Bank	7/22/19	7,780	—

SEK	262,162,000	EUR	25,096,211	The Toronto-Dominion Bank	7/23/19	—	(562,141)

SEK	171,000,000	EUR	16,090,382	Bank of America, N.A.	7/29/19	—	(52,316)

USD	162	EUR	140	Standard Chartered Bank	8/1/19	4	—

CNH	165,000,000	USD	24,053,390	Barclays Bank PLC	8/27/19	434,972	—

USD	23,780,356	CNH	165,000,000	Barclays Bank PLC	8/27/19	—	(708,006)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(298,829)

USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(16,520)

USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	8,407	—

						$10,163,806	$(7,635,163)

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Unrealized Appreciation (Depreciation)

Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(1,437,275)

				$(1,437,275)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	79	Long	6/21/19	$11,646,575	$597,438

Interest Rate Futures

CME 90-Day Eurodollar	1,892	Long	6/17/19	460,962,150	56,628

CME 90-Day Eurodollar	1,892	Short	3/16/20	(461,979,100)	(2,664,650)

CME 90-Day Eurodollar	4,723	Short	6/15/20	(1,154,301,200)	(4,702,038)

Japan 10-Year Bond	68	Short	6/13/19	(93,232,551)	(15,261)

U.S. 5-Year Treasury Note	52	Long	6/28/19	6,013,313	32,906

					$(6,694,977)

CME:  Chicago Mercantile Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(207,099)

EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(223,350)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(233,387)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(1,142,090)

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	$382,367

EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	388,674

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	409,443

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	2,147,841

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	38,182

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	173,725

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	69,052

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	60,269

USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(482,652)

USD	13,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	471,165

							$1,852,140

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$142,171

BNP Paribas	USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	343,414

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	$76,292

Goldman Sachs International	USD	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	463,907

								$1,025,784

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$12,875	$—	$12,875

CNY	152,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	38,626	—	38,626

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	13,748	—	13,748

CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	23,399	—	23,399

CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	7,679	—	7,679

CNY	73,660	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	26,883	—	26,883

CZK	578,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.29% (pays annually)	8/24/28	(874,331)	—	(874,331)

CZK	445,000	Receives	6-month CZK PRIBOR (pays semi-annually)	1.87% (pays annually)	2/19/29	285,917	—	285,917

GBP	32,500	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	2/15/29	(42,428)	—	(42,428)

HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(67,819)	—	(67,819)

HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(53,291)	—	(53,291)

HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(12,060)	—	(12,060)

HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(11,344)	—	(11,344)

HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(11,810)	—	(11,810)

HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(40,373)	—	(40,373)

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	$(80,049)	$—	$(80,049)

HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(31,443)	—	(31,443)

HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(13,668)	—	(13,668)

HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(19,042)	—	(19,042)

HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(19,674)	—	(19,674)

HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(86,878)	—	(86,878)

HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(16,865)	—	(16,865)

HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(14,436)	—	(14,436)

HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(43,952)	—	(43,952)

JPY	1,401,960	Receives	6-month JPY-LIBOR (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	(794,779)	—	(794,779)

JPY	1,363,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,001,062)	—	(1,001,062)

JPY	456,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(446,494)	—	(446,494)

JPY	138,556	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	9,737	—	9,737

JPY	138,556	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	9,737	—	9,737

JPY	107,533	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	7,284	—	7,284

JPY	138,555	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	9,033	—	9,033

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	1,465,763	—	1,465,763

NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(4,209,263)	—	(4,209,263)

NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(84,706)	—	(84,706)

NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(108,430)	—	(108,430)

PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	12,610	—	12,610

PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	6,332	—	6,332

PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	7,634	—	7,634

40	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	$39,415	$—	$39,415

PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	40,196	—	40,196

PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	53,514	—	53,514

PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	37,297	—	37,297

PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	43,048	—	43,048

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	18,017	—	18,017

PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	30,551	—	30,551

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	15,810	—	15,810

PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	66,022	—	66,022

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	14,029	—	14,029

PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	10,792	—	10,792

PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	33,080	—	33,080

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	267,676	—	267,676

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	144,279	—	144,279

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	149,822	—	149,822

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	224,734	—	224,734

SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	95,844	—	95,844

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	109,686	—	109,686

USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/8/21	1,316,801	—	1,316,801

USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	1,026,716	—	1,026,716

USD	229,000	Pays	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	3/18/21	733,121	—	733,121

41	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	4/30/22	$2,116,628	$—	$2,116,628

USD	132,000	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	3/12/24	1,127,426	—	1,127,426

USD	68,000	Pays	3-month USD-LIBOR (pays quarterly)	2.42% (pays semi-annually)	4/24/24	303,982	—	303,982

USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	1/8/29	(636,535)	—	(636,535)

USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	3/18/29	(606,136)	—	(606,136)

USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	4/30/30	(1,385,052)	—	(1,385,052)

USD	100,000	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	9/21/45	(1,611,968)	—	(1,611,968)

USD	100,000	Pays	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	9/21/45	1,292,189	—	1,292,189

USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	1,671,727	—	1,671,727

USD	55,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,043,222	—	2,043,222

USD	45,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(1,749,971)	—	(1,749,971)

USD	55,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,138,854)	—	(2,138,854)

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	453,195	(106,470)	346,725

USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	(39,215)	120,212	80,997

USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(174,785)	—	(174,785)

USD	4,570	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/27/49	88,829	36,367	125,196

USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	2.67% (pays semi-annually)	4/8/49	24,991	—	24,991

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	151,839	—	151,839

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	28,725	—	28,725

Total						$(716,253)	$50,109	$(666,144)

42	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$(139,527)

Bank of America, N.A.	THB	1,900,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	11/16/23	898,847

Total							$759,320

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$117,590	1.00% (pays quarterly)(1)	6/20/24	$(2,669,489)	$1,857,415	$(812,074)

				$(2,669,489)	$1,857,415	$(812,074)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	$3,700	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	$175,815

Citibank, N.A.	8,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	613,372

Goldman Sachs International	20,400	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	1,110,351

Goldman Sachs International	53,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	4,216,523

					$6,116,061

43	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	$338,369

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	200,244

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	281,942

Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 455,470,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	188,453

Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 480,312,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	174,270

Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	73,537

				$1,256,815

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

USD	–	United States Dollar

ZAR	–	South African Rand

44	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $1,237,442,553)	$1,185,804,277

Affiliated investment, at value (identified cost, $57,077,826)	57,078,048

Cash	31,855,146

Deposits for derivatives collateral —

Financial futures contracts	8,775,075

Centrally cleared derivatives	51,559,155

OTC derivatives	3,705,000

Foreign currency, at value (identified cost, $1,972,216)	2,031,272

Interest and dividends receivable	12,078,577

Dividends receivable from affiliated investment	98,816

Receivable for investments sold	2,067,051

Receivable for open forward foreign currency exchange contracts	10,163,806

Receivable for open swap contracts	9,297,507

Receivable for closed swap contracts	1,949,886

Prepaid expenses	1,273

Total assets	$1,376,464,889

Liabilities

Cash collateral due to brokers	$3,705,000

Written options outstanding, at value (premiums received, $158,824)	52,500

Payable for investments purchased	18,188,961

Payable for variation margin on open financial futures contracts	356,930

Payable for variation margin on open centrally cleared derivatives	3,137,335

Payable for open forward foreign currency exchange contracts	7,635,163

Payable for open forward volatility agreements	1,437,275

Payable for open swap contracts	139,527

Payable for closed swap contracts	958,968

Payable to affiliates:

Investment adviser fee	662,976

Trustees’ fees	6,875

Accrued foreign capital gains taxes	44,451

Accrued expenses	458,670

Total liabilities	$36,784,631

Net Assets applicable to investors’ interest in Portfolio	$1,339,680,258

45	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $648,765)	$36,387,624

Dividends (net of foreign taxes, $29,124)	2,610,823

Dividends from affiliated investment	275,780

Total investment income	$39,274,227

Expenses

Investment adviser fee	$4,176,246

Trustees’ fees and expenses	41,431

Custodian fee	435,938

Legal and accounting services	123,805

Miscellaneous	152,958

Total expenses	$4,930,378

Net investment income	$34,343,849

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(11,250,502)

Investment transactions — affiliated investment	(182)

Written options	389,497

Financial futures contracts	(4,520,467)

Swap contracts	(3,178,246)

Foreign currency transactions	1,323,608

Forward foreign currency exchange contracts	(5,803,762)

Capital gains distributions received	113,857

Net realized loss	$(22,926,197)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $44,451)	$25,723,642

Investments — affiliated investment	2,639

Written options	197,934

Financial futures contracts	(13,683,067)

Swap contracts	4,436,246

Forward volatility agreements	(529,269)

Foreign currency	1,867,025

Forward foreign currency exchange contracts	(3,650,039)

Net change in unrealized appreciation (depreciation)	$14,365,111

Net realized and unrealized loss	$(8,561,086)

Net increase in net assets from operations	$25,782,763

46	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$34,343,849	$71,171,008

Net realized gain (loss)	(22,926,197)	19,816,899

Net change in unrealized appreciation (depreciation)	14,365,111	(54,200,253)

Net increase in net assets from operations	$25,782,763	$36,787,654

Capital transactions —

Contributions	$65,302,671	$192,566,243

Withdrawals	(241,887,009)	(372,199,188)

Net decrease in net assets from capital transactions	$(176,584,338)	$(179,632,945)

Net decrease in net assets	$(150,801,575)	$(142,845,291)

Net Assets

At beginning of period	$1,490,481,833	$1,633,327,124

At end of period	$1,339,680,258	$1,490,481,833

47	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.70	%(2)	0.69%	0.68%	0.66%	0.66%	0.72%

Net investment income	4.91	%(2)	4.47%	3.84%	3.75%	3.63%	5.32%

Portfolio Turnover	11	%(3)	57%	44%	30%	32%	58%

Total Return	1.72	%(3)	2.74%	6.70%	0.04%	(0.41)%	7.75%

Net assets, end of period (000’s omitted)	$1,339,680		$1,490,482	$1,633,327	$1,479,688	$1,859,065	$1,021,588

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

48	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.6% and 7.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2019 were $2,557,587 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

49

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

50

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts are recorded, as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship

51

Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $4,176,246 or 0.597% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$123,931,891	$127,889,807

U.S. Government and Agency Securities	18,370,144	249,918,177

	$142,302,035	$377,807,984

53

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,323,609,880

Gross unrealized appreciation	$44,939,331

Gross unrealized depreciation	(120,512,509)

Net unrealized depreciation	$(75,573,178)

5  Restricted Securities

At April 30, 2019, the Portfolio owned the following securities (representing 2.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other

Altair V Reinsurance	12/22/16	1,932	$1,931,845	$154,548

Altair VI Reinsurance	12/29/17	1,000	4,274,126	3,200,221

Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,399,600

Mt. Logan Re, Ltd., Series 13 Preference Shares	1/22/19	2,000	1,811,255	1,924,033

Mt. Logan Re, Ltd., Special Investment Series 13	1/2/18	10,000	8,188,745	8,723,640

Sussex Capital, Ltd.	12/17/18	6,000	6,000,000	5,959,123

Versutus Re, Ltd.	12/17/18	4,000	4,000,000	4,054,000

Total Restricted Securities			$32,205,971	$30,415,165

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Consolidated Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk:  The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

54

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $9,264,465. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,874,815 at April 30, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price		Foreign Exchange		Interest Rate		Total

Unaffiliated investments, at value	$—	$1,873,511		$210,000		$16,637,487		$18,720,998

Not applicable	—	597,438	*	3,963,286	*	19,940,712	*	24,501,436

Receivable for open forward foreign currency exchange contracts	—	—		10,163,806		—		10,163,806

Receivable for open swap contracts	—	—		—		9,297,507		9,297,507

Total Asset Derivatives	$—	$2,470,949		$14,337,092		$45,875,706		$62,683,747

Derivatives not subject to master netting or similar agreements	$—	$597,438		$3,963,286		$19,940,712		$24,501,436

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,873,511		$10,373,806		$25,934,994		$38,182,311

55

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$(52,500)	$—	$(52,500)

Not applicable	(2,669,489)*	—	(3,242,418)*	(26,097,240)*	(32,009,147)

Payable for open forward foreign currency exchange contracts	—	—	(7,635,163)	—	(7,635,163)

Payable for open swap contracts	—	—	—	(139,527)	(139,527)

Payable for open forward volatility agreements	—	—	—	(1,437,275)	(1,437,275)

Total Liability Derivatives	$(2,669,489)	$—	$(10,930,081)	$(27,674,042)	$(41,273,612)

Derivatives not subject to master netting or similar agreements	$(2,669,489)	$—	$(3,242,418)	$(26,097,240)	$(32,009,147)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$(7,687,663)	$(1,576,802)	$(9,264,465)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$47,397	$(16,371)	$—	$—	$31,026	$—

Bank of America, N.A.	9,280,442	(1,629,118)	—	—	7,651,324	—

Barclays Bank PLC	1,618,250	(708,006)	—	(350,000)	560,244	350,000

BNP Paribas	363,891	(363,891)	—	—	—	—

Citibank, N.A.	1,217,403	(714,155)	—	—	503,248	—

Deutsche Bank AG	561,701	(138,784)	(38,403)	(150,000)	234,514	150,000

Goldman Sachs International	8,889,590	(479,392)	(8,410,198)	—	—	480,000

JPMorgan Chase Bank, N.A.	761,365	(334,083)	—	(427,282)	—	875,000

Morgan Stanley & Co. International PLC	9,542,495	(806,952)	—	—	8,735,543	—

Standard Chartered Bank	5,679,694	(2,470,634)	—	(1,850,000)	1,359,060	1,850,000

The Toronto-Dominion Bank	186,825	(186,825)	—	—	—	—

UBS AG	33,258	(33,258)	—	—	—	—

	$38,182,311	$(7,881,469)	$(8,448,601)	$(2,777,282)	$19,074,959	$3,705,000

56

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(16,371)	$16,371	$—	$—	$—	$—

Bank of America, N.A.	(1,629,118)	1,629,118	—	—	—	—

Barclays Bank PLC	(708,006)	708,006	—	—	—	—

BNP Paribas	(1,158,026)	363,891	794,135	—	—	—

Citibank, N.A.	(714,155)	714,155	—	—	—	—

Deutsche Bank AG	(138,784)	138,784	—	—	—	—

Goldman Sachs International	(479,392)	479,392	—	—	—	—

JPMorgan Chase Bank, N.A.	(334,083)	334,083	—	—	—	—

Morgan Stanley & Co. International PLC	(806,952)	806,952	—	—	—	—

Standard Chartered Bank	(2,470,634)	2,470,634	—	—	—	—

State Street Bank and Trust Company	(168,992)	—	—	—	(168,992)	—

The Toronto-Dominion Bank	(562,141)	186,825	260,983	—	(114,333)	—

UBS AG	(77,811)	33,258	—	—	(44,553)	—

	$(9,264,465)	$7,881,469	$1,055,118	$—	$(327,878)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$3,705,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Investment transactions	$—	$(389,503)	$(1,711,416)	$—

Written options	—	389,497	—	—

Financial futures contracts	—	(582,159)	—	(3,938,308)

Swap contracts	(4,059,455)	—	—	881,209

Forward foreign currency exchange contracts	—	—	(5,803,762)	—

Total	$(4,059,455)	$(582,165)	$(7,515,178)	$(3,057,099)

57

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —

Investments	$—	$627,581	$(2,292,355)	$(3,281,884)

Written options	—	(59,447)	257,381	—

Financial futures contracts	—	1,490,856	—	(15,173,923)

Swap contracts	(868,628)	—	—	5,304,874

Forward volatility agreements	—	—	—	(529,269)

Forward foreign currency exchange contracts	—	—	(3,650,039)	—

Total	$(868,628)	$2,058,990	$(5,685,013)	$(13,680,202)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$719,778,000	$2,009,950,000	$1,634,496,000	$35,000,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$156,000,000	$450,000,000	$2,390,703,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased index options contracts and written index options contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately $163,014,000, $12,594,000, 5,575 contracts and 1,317 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

58

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$290,103,544	$—	$290,103,544

Mortgage Pass-Throughs	—	6,866,071	—	6,866,071

Commercial Mortgage-Backed Securities	—	23,059,978	—	23,059,978

Asset-Backed Securities	—	214,734,887	—	214,734,887

Small Business Administration Loans (Interest Only)	—	74,196,404	—	74,196,404

Senior Floating-Rate Loans	—	—	2,659,901	2,659,901

Sovereign Loans	—	1,810,691	—	1,810,691

Foreign Government Bonds	—	380,690,372	—	380,690,372

Foreign Corporate Bonds	—	39,283,256	—	39,283,256

Common Stocks	—	4,404,650 *	—	4,404,650

Closed-End Funds	52,036,036	—	—	52,036,036

Other	—	—	42,029,190	42,029,190

Short-Term Investments —

Foreign Government Securities	—	28,208,750	—	28,208,750

U.S. Treasury Obligations	—	6,999,549	—	6,999,549

Other	—	57,078,048	—	57,078,048

Purchased Interest Rate Swaptions	—	15,145,885	—	15,145,885

Purchased Call Options	—	3,365,113	—	3,365,113

Purchased Put Options	210,000	—	—	210,000

Total Investments	$52,246,036	$1,145,947,198	$44,689,091	$1,242,882,325

Forward Foreign Currency Exchange Contracts	$—	$14,127,092	$—	$14,127,093

Futures Contracts	686,972	—	—	686,972

Swap Contracts	—	29,148,685	—	29,148,685

Total	$52,933,008	$1,189,222,975	$44,689,091	$1,286,845,075

Liability Description

Written Put Options	$(52,500)	$—	$—	$(52,500)

Forward Foreign Currency Exchange Contracts	—	(10,877,581)	—	(10,877,582)

Forward Volatility Agreements	—	(1,437,275)	—	(1,437,275)

Futures Contracts	(7,381,949)	—	—	(7,381,949)

Swap Contracts	—	(21,524,307)	—	(21,524,307)

Total	$(7,434,449)	$(33,839,163)	$—	$(41,273,613)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

59

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Other	Total

Balance as of October 31, 2018	$—	$34,487,429	$34,487,429

Realized gains (losses)	—	(574,114)	—

Change in net unrealized appreciation (depreciation)	(147,410)	240,073	92,663

Cost of purchases	1,087,465	20,000,000	22,898,720

Proceeds from sales, including return of capital	—	(12,124,198)	(14,509,567)

Accrued discount (premium)	226,845	—	226,845

Transfers to Level 3(1)	1,493,001	—	1,493,001

Transfers from Level 3(1)	—	—	—

Balance as of April 30, 2019	$2,659,901	$42,029,190	$44,689,091

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2019	$(147,410)	$(593,052)	$(740,462)

(1)

Transfers are reflected at the value of the securities at the beginning of the period. An investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

60

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

61

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Strategic Income Fund (the “Fund”) and Eaton Vance Management (“EVM”) as well as the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

62

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by EVM to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services EVM provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to EVM as between the Fund and other types of clients. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the

63

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

64

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Short Duration Strategic Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Strategic Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

65

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

66

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Performance1,2

Portfolio Managers Lewis R. Piantedosi and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	9.10%	10.18%	8.59%	12.41%
Class A with 5.75% Maximum Sales Charge	—	—	2.82	3.82	7.31	11.74
Class B at NAV	03/04/2002	03/04/2002	8.73	9.35	7.79	11.57
Class B with 5% Maximum Sales Charge	—	—	3.73	4.35	7.49	11.57
Class C at NAV	03/04/2002	03/04/2002	8.68	9.38	7.79	11.57
Class C with 1% Maximum Sales Charge	—	—	7.68	8.38	7.79	11.57
Class I at NAV	09/11/2015	03/04/2002	9.22	10.46	8.78	12.51
Russell 3000® Index	—	—	9.71%	12.68%	11.19%	15.28%
MSCI EAFE Index	—	—	7.45	–3.22	2.60	7.95
ICE BofAML Fixed Rate Preferred Securities Index	—	—	6.62	6.87	6.12	10.21
Blended Index	—	—	9.24	10.52	9.87	14.13

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	3.38%	6.42%	11.05%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	2.60	5.71	9.90
Class B After Taxes on Distributions		03/04/2002	03/04/2002	4.06	6.75	11.00
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	2.80	5.92	9.79
Class C After Taxes on Distributions		03/04/2002	03/04/2002	8.07	7.02	10.98
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.19	6.16	9.79
Class I After Taxes on Distributions		09/11/2015	03/04/2002	9.93	7.81	11.69
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	6.60	6.91	10.49

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.32%	2.07%	2.07%	1.07%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofAML Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,091.00	$6.95	1.34%
Class B	$1,000.00	$1,087.30	$10.82	2.09%
Class C	$1,000.00	$1,086.80	$10.81	2.09%
Class I	$1,000.00	$1,092.20	$5.65	1.09%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.71	1.34%
Class B	$1,000.00	$1,014.40	$10.44	2.09%
Class C	$1,000.00	$1,014.40	$10.44	2.09%
Class I	$1,000.00	$1,019.40	$5.46	1.09%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 91.3%

Description		Value

Tax-Managed Growth Portfolio (identified cost, $73,726,597)		$168,902,793

Tax-Managed International Equity Portfolio (identified cost, $29,930,857)		33,075,923

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $30,716,583)		71,022,206

Tax-Managed Small-Cap Portfolio (identified cost, $46,562,356)		57,544,462

Tax-Managed Value Portfolio (identified cost, $87,034,200)		141,624,368

Total Investments in Affiliated Portfolios (identified cost $267,970,593)		$472,169,752

Preferred Stocks — 2.2%

Security	Shares	Value

Banks — 0.4%

Texas Capital Bancshares, Inc., 6.50%	19,075	$509,875

Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,561,083

Wells Fargo & Co., Series Y, 5.625%	8,775	224,816

		$2,295,774

Capital Markets — 0.4%

Morgan Stanley, Series G, 6.625%	21,325	$543,148

Northern Trust Corp., Series C, 5.85%	60,000	1,527,000

		$2,070,148

Consumer Finance — 0.4%

Capital One Financial Corp., Series B, 6.00%	40,000	$1,015,200

Capital One Financial Corp., Series C, 6.25%	38,650	986,348

		$2,001,548

Electric Utilities — 0.1%

Duke Energy Corp., Series A, 5.75%	27,000	$702,540

		$702,540

Equity Real Estate Investment Trusts (REITs) — 0.3%

CBL & Associates Properties, Inc., Series D, 7.375%	52,975	$412,675

SITE Centers Corp., Series A, 6.375%	19,000	483,930

SITE Centers Corp., Series K, 6.25%	6,000	153,600

Vornado Realty Trust, Series K, 5.70%	20,000	505,200

		$1,555,405

Security	Shares	Value

Machinery — 0.2%

Stanley Black & Decker, Inc., 5.75%	35,497	$894,879

		$894,879

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,235,304

		$1,235,304

Pipelines — 0.1%

Enbridge, Inc., Series B, 6.375% to 4/15/23(1)	5,400	$142,722

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(1)	8,960	222,835

		$365,557

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P., Series A, 6.50%	14,575	$365,833

		$365,833

Total Preferred Stocks (identified cost $12,447,665)		$11,486,988

Debt Obligations — 5.1%(2)

Security	Principal Amount (000’s omitted)	Value

Automobiles — 0.1%

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)	$807	$755,929

		$755,929

Banks — 3.0%

Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)	$500	$456,070

Bank of America Corp., Series DD, 6.30% to 3/10/26(1)(3)	225	246,009

Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)	1,040	1,075,584

Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(3)	1,000	964,215

Barclays PLC, 7.75% to 9/15/23(1)(3)	1,080	1,117,141

Citigroup, Inc., 5.95% to 1/30/23(1)(3)	330	342,751

Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)	390	405,850

Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)	398	426,706

Credit Agricole SA, 6.875% to 9/23/24(1)(3)(4)	890	928,368

Danske Bank A/S, 7.00% to 6/26/25(1)(3)(5)	645	623,768

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(3)(4)	473	479,500

Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(3)	1,220	1,202,267

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

HSBC Holdings PLC, 6.375% to 9/17/24(1)(3)	$850	$872,856

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)	2,075	2,205,984

KeyCorp, Series D, 5.00% to 9/15/26(1)(3)	975	968,555

Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)	600	631,500

PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)	485	487,044

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)	778	848,992

Societe Generale SA, 7.375% to 10/4/23(1)(3)(4)	425	432,710

Societe Generale SA, 6.75% to 4/6/28(1)(3)(4)	645	626,224

SunTrust Banks, Inc., Series G, 5.05% to 6/15/22(1)(3)	455	450,662

		$15,792,756

Capital Markets — 0.5%

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)	$1,400	$1,360,401

UBS Group AG, 6.875% to 8/7/25(1)(3)(5)	1,000	1,035,643

		$2,396,044

Diversified Financial Services — 0.1%

Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)	$508	$461,010

		$461,010

Electric Utilities — 0.2%

AES Gener SA, 7.125% to 4/6/24, 3/26/79(1)(4)	$485	$508,523

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	501	511,249

		$1,019,772

Food Products — 0.2%

Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$995,330

		$995,330

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(1)(3)	$470	$472,049

		$472,049

Insurance — 0.1%

Voya Financial, Inc., Series A, 6.125% to 9/15/23(1)(3)	$457	$475,573

		$475,573

Multi-Utilities — 0.2%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(3)	$900	$919,656

		$919,656

Security	Principal Amount (000’s omitted)	Value

Oil, Gas & Consumable Fuels — 0.3%

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)	$736	$637,560

Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	5,503

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)	1,050	1,007,176

		$1,650,239

Pipelines — 0.2%

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(3)	$1,051	$1,001,903

		$1,001,903

Wireless Telecommunication Services — 0.1%

Vodafone Group PLC, 7.00% to 1/4/29, 4/4/79(1)	$420	$442,010

		$442,010

Total Debt Obligations (identified cost $26,530,829)		$26,382,271

Exchange-Traded Funds — 1.4%

Security	Shares	Value

Equity Funds — 1.4%

iShares Preferred & Income Securities ETF	204,586	$7,491,939

Total Exchange-Traded Funds (identified cost $8,031,553)		$7,491,939

Total Investments — 100.0% (identified cost $314,980,640)		$517,530,950

Other Assets, Less Liabilities — (0.0)%(6)		$(194,894)

Net Assets — 100.0%		$517,336,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $4,437,168 or 0.9% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $1,659,411 or 0.3% of the Fund’s net assets.

(6)	Amount is less than (0.05)%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Affiliated investments, at value (identified cost, $267,970,593)	$472,169,752

Unaffiliated investments, at value (identified cost, $47,010,047)	45,361,198

Interest receivable	367,837

Receivable for Fund shares sold	268,346

Total assets	$518,167,133

Liabilities

Payable for Fund shares redeemed	$503,518

Payable to affiliates:

Investment adviser fee	101,245

Administration fee	62,857

Distribution and service fees	129,001

Trustees’ fees	42

Accrued expenses	34,414

Total liabilities	$831,077

Net Assets	$517,336,056

Sources of Net Assets

Paid-in capital	$243,333,659

Distributable earnings	274,002,397

Total	$517,336,056

Class A Shares

Net Assets	$373,727,483

Shares Outstanding	17,107,612

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.85

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$23.18

Class B Shares

Net Assets	$552,804

Shares Outstanding	26,821

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$20.61

Class C Shares

Net Assets	$64,859,810

Shares Outstanding	3,196,739

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$20.29

Class I Shares

Net Assets	$78,195,959

Shares Outstanding	3,586,179

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividend income	$634,358

Dividend income allocated from affiliated Portfolios (net of foreign taxes, $92,782)	4,254,828

Interest income	771,757

Securities lending income allocated from affiliated Portfolio, net	3,141

Expenses allocated from affiliated Portfolios	(1,351,739)

Total investment income	$4,312,345

Expenses

Investment adviser fee	$578,526

Administration fee	359,376

Distribution and service fees

Class A	388,187

Class B	3,791

Class C	497,045

Trustees’ fees and expenses	250

Custodian fee	31,937

Transfer and dividend disbursing agent fees	147,364

Legal and accounting services	29,502

Printing and postage	65,977

Registration fees	40,176

Miscellaneous	11,126

Total expenses	$2,153,257

Net investment income	$2,159,088

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(257,829)

Net realized gain (loss) allocated from affiliated Portfolios —

Investment transactions	7,114,625 (1)

Foreign currency transactions	(890)

Net realized gain	$6,855,906

Change in unrealized appreciation (depreciation) —

Unaffiliated investments	$1,000,863

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —

Investments	32,843,635

Foreign currency	(3,632)

Net change in unrealized appreciation (depreciation)	$33,840,866

Net realized and unrealized gain	$40,696,772

Net increase in net assets from operations	$42,855,860

(1)	Includes $4,674,336 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$2,159,088	$2,747,850

Net realized gain	6,855,906 (1)	15,215,584 (2)

Net change in unrealized appreciation (depreciation)	33,840,866	7,751,842

Net increase in net assets from operations	$42,855,860	$25,715,276

Distributions to shareholders —

Class A	$(5,210,972)	$(8,348,688)

Class B	(10,671)	(40,748)

Class C	(1,812,999)	(4,215,486)

Class I	(1,463,256)	(1,652,489)

Total distributions to shareholders	$(8,497,898)	$(14,257,411)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,717,316	$22,701,278

Class B	—	1,097

Class C	4,857,644	6,922,176

Class I	12,113,332	23,495,741

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,733,838	7,601,996

Class B	10,621	39,404

Class C	1,744,174	4,002,791

Class I	1,344,139	1,449,382

Cost of shares redeemed

Class A	(20,726,779)	(30,714,438)

Class B	(22,772)	(266,518)

Class C	(9,966,628)	(31,670,872)

Class I	(5,987,916)	(7,152,522)

Net asset value of shares converted

Class A	81,039,282	1,283,812

Class B	(417,682)	(1,283,812)

Class C	(80,621,600)	—

Net decrease in net assets from Fund share transactions	$(3,183,031)	$(3,590,485)

Net increase in net assets	$31,174,931	$7,867,380

Net Assets

At beginning of period	$486,161,125	$478,293,745

At end of period	$517,336,056	$486,161,125

(1)	Includes $4,674,336 of net realized gains from redemptions in-kind.

(2)	Includes $9,341,553 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$20.450		$19.970	$16.770	$17.630	$18.060		$16.930

Income (Loss) From Operations

Net investment income(1)	$0.102		$0.160	$0.186	$0.193	$0.125		$0.121

Net realized and unrealized gain (loss)	1.693		0.951	3.207	(0.017)	0.456		1.768

Total income from operations	$1.795		$1.111	$3.393	$0.176	$0.581		$1.889

Less Distributions

From net investment income	$(0.163)		$(0.171)	$(0.162)	$(0.123)	$(0.104)		$(0.100)

From net realized gain	(0.232)		(0.460)	(0.031)	(0.913)	(0.907)		(0.659)

Total distributions	$(0.395)		$(0.631)	$(0.193)	$(1.036)	$(1.011)		$(0.759)

Net asset value — End of period	$21.850		$20.450	$19.970	$16.770	$17.630		$18.060

Total Return(2)	9.10	%(3)	5.60%	20.39%	1.09%	3.29	%(4)	11.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$373,727		$272,567	$265,204	$227,186	$264,329		$263,319

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.34	%(7)	1.31%	1.31%	1.32%	1.33%		1.33%

Net investment income	1.01	%(7)	0.77%	1.01%	1.17%	0.71%		0.70%

Portfolio Turnover of the Fund(8)	3	%(3)	6%	10%	6%	24%		1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$19.210		$18.760	$15.730	$16.590	$17.050		$16.010

Income (Loss) From Operations

Net investment income (loss)(1)	$0.029		$0.016	$0.051	$0.068	$(0.006)		$(0.004)

Net realized and unrealized gain (loss)	1.603		0.877	3.010	(0.015)	0.430		1.665

Total income from operations	$1.632		$0.893	$3.061	$0.053	$0.424		$1.661

Less Distributions

From net realized gain	$(0.232)		$(0.443)	$(0.031)	$(0.913)	$(0.884)		$(0.621)

Total distributions	$(0.232)		$(0.443)	$(0.031)	$(0.913)	$(0.884)		$(0.621)

Net asset value — End of period	$20.610		$19.210	$18.760	$15.730	$16.590		$17.050

Total Return(2)	8.73	%(3)	4.77%	19.49%	0.37%	2.52	%(4)	10.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$553		$941	$2,370	$3,941	$7,193		$11,189

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.09	%(7)	2.06%	2.06%	2.08%	2.08%		2.08%

Net investment income (loss)	0.31	%(7)	0.08%	0.30%	0.44%	(0.04)%		(0.03)%

Portfolio Turnover of the Fund(8)	3	%(3)	6%	10%	6%	24%		1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$18.930		$18.520	$15.570	$16.430	$16.900		$15.900

Income (Loss) From Operations

Net investment income (loss)(1)	$0.028		$0.005	$0.047	$0.064	$(0.006)		$(0.008)

Net realized and unrealized gain (loss)	1.570		0.892	2.978	(0.009)	0.421		1.659

Total income from operations	$1.598		$0.897	$3.025	$0.055	$0.415		$1.651

Less Distributions

From net investment income	$(0.006)		$(0.027)	$(0.044)	$(0.002)	$—		$—

From net realized gain	(0.232)		(0.460)	(0.031)	(0.913)	(0.885)		(0.651)

Total distributions	$(0.238)		$(0.487)	$(0.075)	$(0.915)	$(0.885)		$(0.651)

Net asset value — End of period	$20.290		$18.930	$18.520	$15.570	$16.430		$16.900

Total Return(2)	8.68	%(3)	4.86%	19.49%	0.32%	2.55	%(4)	10.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,860		$147,004	$163,689	$162,450	$173,279		$176,815

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.09	%(7)	2.06%	2.06%	2.07%	2.08%		2.08%

Net investment income (loss)	0.30	%(7)	0.03%	0.27%	0.42%	(0.04)%		(0.05)%

Portfolio Turnover of the Fund(8)	3	%(3)	6%	10%	6%	24%		1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2015(1)
			2018	2017	2016

Net asset value — Beginning of period	$20.450		$19.970	$16.760	$17.620	$16.890

Income (Loss) From Operations

Net investment income (loss)(2)	$0.127		$0.207	$0.229	$0.226	$(0.009)

Net realized and unrealized gain (loss)	1.670		0.952	3.217	(0.004)	0.739

Total income from operations	$1.797		$1.159	$3.446	$0.222	$0.730

Less Distributions

From net investment income	$(0.215)		$(0.219)	$(0.205)	$(0.169)	$—

From net realized gain	(0.232)		(0.460)	(0.031)	(0.913)	—

Total distributions	$(0.447)		$(0.679)	$(0.236)	$(1.082)	$—

Net asset value — End of period	$21.800		$20.450	$19.970	$16.760	$17.620

Total Return(3)	9.22	%(4)	5.85%	20.76%	1.36%	4.32	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,196		$65,649	$47,031	$24,467	$410

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.09	%(8)	1.06%	1.06%	1.07%	1.06	%(8)

Net investment income (loss)	1.26	%(8)	0.99%	1.23%	1.36%	(0.35	)%(8)

Portfolio Turnover of the Fund(9)	3	%(4)	6%	10%	6%	24	%(10)

(1)	For the period from the commencement of operations, September 11, 2015, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	For the Fund’s year ended October 31, 2015.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2019 were as follows: Tax-Managed Growth Portfolio (0.9%), Tax-Managed Value Portfolio (18.5%), Tax-Managed International Equity Portfolio (47.2%), Tax-Managed Multi-Cap Growth Portfolio (41.7%) and Tax-Managed Small-Cap Portfolio (32.0%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$251,597,401

Gross unrealized appreciation	$268,332,224

Gross unrealized depreciation	(2,398,675)

Net unrealized appreciation	$265,933,549

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the investment adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2019, the Fund’s investment adviser fee totaled $1,796,459, of which $1,217,933 was allocated from the Portfolios and $578,526 was paid or accrued directly by the Fund. For the six months ended April 30, 2019, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $359,376.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $39,997 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,362 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $388,187 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $2,843 and $372,784 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $948 and $124,261 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$2,226,181	$6,946,436

Tax-Managed Value Portfolio	2,029,753	6,333,515

Tax-Managed International Equity Portfolio	589,287	1,838,763

Tax-Managed Multi-Cap Growth Portfolio	883,925	2,758,144

Tax-Managed Small-Cap Portfolio	818,449	2,553,837

7  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $9,646,919 and $8,419,698, respectively, for the six months ended April 30, 2019.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	456,490	1,089,031

Issued to shareholders electing to receive payments of distributions in Fund shares	258,963	376,150

Redemptions	(1,024,338)	(1,478,257)

Converted from Class B shares	20,376	62,018

Converted from Class C shares	4,069,642	—

Net increase	3,781,133	48,942

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	—	57

Issued to shareholders electing to receive payments of distributions in Fund shares	614	2,063

Redemptions	(1,171)	(13,571)

Converted to Class A shares	(21,608)	(65,913)

Net decrease	(22,165)	(77,364)

19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	261,726	358,262

Issued to shareholders electing to receive payments of distributions in Fund shares	102,478	212,688

Redemptions	(540,994)	(1,639,778)

Converted to Class A shares	(4,394,045)	—

Net decrease	(4,570,835)	(1,068,828)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	604,992	1,125,304

Issued to shareholders electing to receive payments of distributions in Fund shares	73,732	71,894

Redemptions	(303,090)	(342,184)

Net increase	375,634	855,014

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$472,169,752	$—	$—	$472,169,752

Preferred Stocks	11,486,988	—	—	11,486,988

Debt Obligations	—	26,382,271	—	26,382,271

Exchange-Traded Funds	7,491,939	—	—	7,491,939

Total Investments	$491,148,679	$26,382,271	$—	$517,530,950

20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

21

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel, where relevant. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

22

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and blended benchmark indexes for the three-year period. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1) Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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This Page Intentionally Left Blank

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.19

Eaton Vance

Tax-Managed Global Dividend Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, each of Eaton Vance Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	8.74%	3.77%	5.60%	9.89%
Class A with 5.75% Maximum Sales Charge	—	—	2.50	–2.20	4.35	9.23
Class B at NAV	05/30/2003	05/30/2003	8.25	2.97	4.81	9.07
Class B with 5% Maximum Sales Charge	—	—	3.25	–2.03	4.48	9.07
Class C at NAV	05/30/2003	05/30/2003	8.33	2.98	4.82	9.06
Class C with 1% Maximum Sales Charge	—	—	7.33	1.98	4.82	9.06
Class I at NAV	08/27/2007	05/30/2003	8.77	4.03	5.86	10.17
MSCI World Index	—	—	8.83%	6.48%	7.30%	11.57%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		05/30/2003	05/30/2003	–2.89%	3.47%	8.31%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.64	3.33	7.64
Class B After Taxes on Distributions		05/30/2003	05/30/2003	–2.60	3.76	8.31
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–0.66	3.48	7.56
Class C After Taxes on Distributions		05/30/2003	05/30/2003	1.41	4.12	8.30
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	1.72	3.77	7.55
Class I After Taxes on Distributions		08/27/2007	05/30/2003	3.25	4.91	9.19
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	3.14	4.56	8.46

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.18%	1.93%	1.93%	0.93%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Fund Profile

Common Stock Sector Allocation (% of total investments)

Top 10 Holdings (% of total investments)4

Alphabet, Inc., Class C	2.7%

Amazon.com, Inc.	2.5

Microsoft Corp.	2.4

Melrose Industries PLC	1.7

Walt Disney Co. (The)	1.5

Apple, Inc.	1.5

ASML Holding NV	1.5

NextEra Energy, Inc.	1.4

American Tower Corp.	1.4

UBS Group AG	1.3

Total	17.9%

Country Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,087.40	$6.26	1.21%
Class B	$1,000.00	$1,082.50	$10.12	1.96%
Class C	$1,000.00	$1,083.30	$10.12	1.96%
Class I	$1,000.00	$1,087.70	$4.97	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	1.21%
Class B	$1,000.00	$1,015.10	$9.79	1.96%
Class C	$1,000.00	$1,015.10	$9.79	1.96%
Class I	$1,000.00	$1,020.00	$4.81	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 97.0%
Security	Shares	Value

Aerospace & Defense — 0.6%

CAE, Inc.	181,997	$4,233,057

		$4,233,057

Auto Components — 0.0%(1)

Nokian Renkaat Oyj	4,856	$162,772

		$162,772

Automobiles — 2.0%

Bayerische Motoren Werke AG	94,585	$8,068,897

Daimler AG	74,521	4,891,259

		$12,960,156

Banks — 8.3%

Banco Santander SA	834,043	$4,228,077

Bank of America Corp.	140,065	4,283,188

BNP Paribas SA	92,613	4,930,076

Canadian Imperial Bank of Commerce	59,214	4,986,140

Citigroup, Inc.	89,052	6,295,976

Credit Agricole SA	310,468	4,263,360

ING Groep NV	223,952	2,857,633

Intesa Sanpaolo SpA	1,900,889	4,980,360

KeyCorp	244,575	4,292,291

Societe Generale SA	97,230	3,083,311

UniCredit SpA	185,222	2,564,233

Unione di Banche Italiane SpA	1,019,223	3,181,893

Wells Fargo & Co.	108,273	5,241,496

		$55,188,034

Beverages — 2.3%

Anheuser-Busch InBev SA/NV	40,313	$3,584,113

Coca-Cola Co. (The)	134,559	6,601,464

Diageo PLC	126,429	5,329,959

		$15,515,536

Biotechnology — 0.5%

CSL, Ltd.	22,027	$3,089,546

		$3,089,546

Building Products — 0.8%

Assa Abloy AB, Class B	261,369	$5,587,431

		$5,587,431

Security	Shares	Value

Capital Markets — 3.6%

Azimut Holding SpA	246,377	$4,982,141

Natixis SA	1,168,977	6,888,478

TD Ameritrade Holding Corp.	62,791	3,301,551

UBS Group AG	644,995	8,649,032

		$23,821,202

Chemicals — 2.4%

BASF SE	57,650	$4,706,600

Covestro AG(2)	75,790	4,164,478

Ecolab, Inc.	16,244	2,990,195

Sika AG	26,799	4,106,197

		$15,967,470

Construction & Engineering — 1.1%

Abengoa SA, Class A(3)	74,946	$2,302

Abengoa SA, Class B(3)	774,970	11,700

Bouygues SA	185,271	6,974,040

		$6,988,042

Consumer Finance — 1.8%

Capital One Financial Corp.	45,964	$4,266,838

Discover Financial Services	44,917	3,660,286

Navient Corp.(4)	150,405	2,031,972

OneMain Holdings, Inc.	58,479	1,986,532

		$11,945,628

Diversified Financial Services — 1.0%

ORIX Corp.	459,679	$6,511,736

		$6,511,736

Diversified Telecommunication Services — 0.6%

Swisscom AG	2,478	$1,154,635

Telefonica Deutschland Holding AG	811,875	2,636,431

		$3,791,066

Electric Utilities — 2.5%

EDP-Energias de Portugal SA	854,569	$3,242,804

Iberdrola SA	437,676	3,977,332

NextEra Energy, Inc.	46,467	9,035,044

		$16,255,180

Electrical Equipment — 4.5%

ABB, Ltd.	367,768	$7,564,513

Legrand SA	99,535	7,321,087

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment (continued)

Melrose Industries PLC	4,132,744	$10,935,027

Signify NV(2)	143,587	4,308,965

		$30,129,592

Electronic Equipment, Instruments & Components — 1.4%

CDW Corp.	30,299	$3,199,574

Keyence Corp.	9,643	6,024,883

		$9,224,457

Entertainment — 1.9%

Activision Blizzard, Inc.	57,635	$2,778,583

Walt Disney Co. (The)	72,404	9,917,176

		$12,695,759

Equity Real Estate Investment Trusts (REITs) — 1.8%

American Tower Corp.	46,160	$9,015,048

Equity Residential	37,645	2,876,831

		$11,891,879

Food Products — 1.8%

Mondelez International, Inc., Class A	106,603	$5,420,763

Nestle SA	50,612	4,872,802

Salmar ASA	36,782	1,673,020

		$11,966,585

Health Care Equipment & Supplies — 3.2%

Baxter International, Inc.	64,432	$4,916,162

Boston Scientific Corp.(3)	127,535	4,734,099

Danaher Corp.	42,051	5,569,235

Intuitive Surgical, Inc.(3)	8,180	4,176,953

Straumann Holding AG	2,456	1,984,866

		$21,381,315

Health Care Providers & Services — 0.6%

Anthem, Inc.	15,453	$4,064,603

		$4,064,603

Hotels, Restaurants & Leisure — 0.6%

Compass Group PLC	173,486	$3,947,476

		$3,947,476

Household Products — 0.5%

Reckitt Benckiser Group PLC	43,506	$3,519,915

		$3,519,915

Security	Shares	Value

Insurance — 8.3%

AIA Group, Ltd.	291,088	$2,980,577

Allianz SE	32,825	7,934,266

Assicurazioni Generali SpA	168,579	3,270,777

Aviva PLC	745,823	4,188,637

AXA SA	310,922	8,291,216

Chubb, Ltd.	32,941	4,783,033

Muenchener Rueckversicherungs-Gesellschaft AG	33,015	8,215,909

Prudential PLC	202,511	4,601,328

Sampo Oyj, Class A	53,280	2,439,591

SCOR SE	36,987	1,509,979

Swiss Re AG	64,517	6,211,555

Zurich Insurance Group AG	2,810	895,737

		$55,322,605

Interactive Media & Services — 3.9%

Alphabet, Inc., Class C(3)(4)	14,674	$17,439,755

Facebook, Inc., Class A(3)	42,454	8,210,604

		$25,650,359

Internet & Direct Marketing Retail — 2.4%

Amazon.com, Inc.(3)(4)	8,357	$16,099,928

		$16,099,928

IT Services — 1.1%

Amadeus IT Group SA	34,474	$2,747,462

Visa, Inc., Class A	29,484	4,848,054

		$7,595,516

Leisure Products — 0.8%

Yamaha Corp.	97,629	$5,069,132

		$5,069,132

Life Sciences Tools & Services — 0.6%

Lonza Group AG	12,458	$3,847,393

		$3,847,393

Machinery — 5.4%

Atlas Copco AB, Class A	94,350	$2,945,070

Fortive Corp.	52,071	4,495,810

Gardner Denver Holdings, Inc.(3)	135,548	4,574,745

ITT, Inc.	89,679	5,430,064

MISUMI Group, Inc.	112,911	2,948,229

Stanley Black & Decker, Inc.	41,333	6,059,418

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)

Volvo AB, Class B	234,985	$3,765,969

Xylem, Inc.	66,228	5,523,415

		$35,742,720

Media — 0.5%

ProSiebenSat.1 Media SE	105,324	$1,665,020

Publicis Groupe SA	27,195	1,616,371

		$3,281,391

Metals & Mining — 1.2%

Rio Tinto, Ltd.	54,224	$3,654,824

SSAB AB, Class A	1,219,589	4,607,667

		$8,262,491

Multi-Utilities — 3.3%

CMS Energy Corp.	117,130	$6,506,571

E.ON SE	506,663	5,447,501

Suez	142,299	2,000,132

Veolia Environnement SA	329,263	7,787,882

		$21,742,086

Oil, Gas & Consumable Fuels — 3.9%

BP PLC	561,145	$4,080,477

ConocoPhillips	61,291	3,868,688

EOG Resources, Inc.	61,777	5,933,681

Exxon Mobil Corp.	75,652	6,073,343

Phillips 66	63,986	6,031,960

		$25,988,149

Paper & Forest Products — 0.2%

UPM-Kymmene Oyj	48,921	$1,381,275

		$1,381,275

Personal Products — 0.9%

Unilever PLC	96,728	$5,863,175

		$5,863,175

Pharmaceuticals — 5.8%

Bayer AG	67,982	$4,523,170

Eli Lilly & Co.	42,922	5,023,591

GlaxoSmithKline PLC	292,139	6,001,475

Johnson & Johnson	40,117	5,664,520

Novo Nordisk A/S, Class B	79,361	3,888,256

Security	Shares	Value

Pharmaceuticals (continued)

Sanofi	77,481	$6,760,160

Zoetis, Inc.	61,724	6,285,972

		$38,147,144

Professional Services — 1.5%

Randstad NV	20,649	$1,180,942

Recruit Holdings Co., Ltd.	158,099	4,760,971

Verisk Analytics, Inc.	28,644	4,042,814

		$9,984,727

Semiconductors & Semiconductor Equipment — 2.2%

ASML Holding NV	46,637	$9,738,308

Siltronic AG	20,870	2,050,435

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,942	2,495,199

		$14,283,942

Software — 2.4%

Microsoft Corp.(4)	121,957	$15,927,584

		$15,927,584

Specialty Retail — 2.8%

Industria de Diseno Textil SA	216,152	$6,544,781

Lowe’s Cos., Inc.	30,335	3,432,102

Tiffany & Co.	27,019	2,913,189

TJX Cos., Inc. (The)	56,545	3,103,190

Ulta Beauty, Inc.(3)	6,630	2,313,737

		$18,306,999

Technology Hardware, Storage & Peripherals — 1.5%

Apple, Inc.	49,282	$9,889,419

		$9,889,419

Textiles, Apparel & Luxury Goods — 2.4%

adidas AG	16,284	$4,194,563

HUGO BOSS AG	57,725	4,033,486

LVMH Moet Hennessy Louis Vuitton SE	13,277	5,212,777

Samsonite International SA(2)	777,707	2,230,447

		$15,671,273

Thrifts & Mortgage Finance — 0.2%

MGIC Investment Corp.(3)	108,674	$1,590,987

		$1,590,987

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 1.9%

Freenet AG	267,652	$6,288,538

Tele2 AB, Class B	484,011	6,466,162

		$12,754,700

Total Common Stocks (identified cost $558,839,860)		$643,241,432

Preferred Stocks — 0.2%
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)

CBL & Associates Properties, Inc., Series D, 7.375%	15,350	$119,576

		$119,576

Food Products — 0.2%

Ocean Spray Cranberries, Inc., 6.25%(2)	11,860	$1,049,610

		$1,049,610

Oil, Gas & Consumable Fuels — 0.0%(1)

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	15,465	$319,198

		$319,198

Total Preferred Stocks (identified cost $1,614,245)		$1,488,384

Corporate Bonds & Notes — 1.1%
Security	Principal Amount (000’s omitted)	Value

Banks — 0.2%

Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(6)	$255	$263,725

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	240	249,753

Danske Bank A/S, 7.00% to 6/26/25(5)(6)(7)	205	198,252

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(5)(6)	280	283,847

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	237	251,961

Societe Generale SA, 7.375% to 10/4/23(2)(5)(6)	200	203,628

		$1,451,166

Capital Markets — 0.1%

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	$325	$315,807

		$315,807

Security	Principal Amount (000’s omitted)	Value

Construction & Engineering — 0.0%(1)

Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 04/26/24(2)	$324	$3,824

		$3,824

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 5.732%(2)(6)(8)	$4,541	$4,112,729

		$4,112,729

Electric Utilities — 0.0%(1)

Pacific Gas & Electric Co., 4.25%, 3/15/46(9)	$65	$58,663

		$58,663

Gas Utilities — 0.0%(1)

NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$291,264

		$291,264

Oil, Gas & Consumable Fuels — 0.1%

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$207	$179,314

Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(6)	2,008	20,077

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	187,047

		$386,438

Pipelines — 0.1%

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	$360	$343,183

		$343,183

Total Corporate Bonds & Notes (identified cost $9,754,801)		$6,963,074

Exchange-Traded Funds — 0.2%
Security	Shares	Value

Equity Funds — 0.2%

SPDR S&P 500 ETF Trust	4,386	$1,289,572

Total Exchange-Traded Funds (identified cost $1,272,816)		$1,289,572

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%(1)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(10)	28,449	$28,449

Total Short-Term Investments (identified cost $28,449)		$28,449

Total Investments — 98.5% (identified cost $571,510,171)		$653,010,911

Other Assets, Less Liabilities — 1.5%		$10,261,621

Net Assets — 100.0%		$663,272,532

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $16,377,605 or 2.5% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $198,252 or less than 0.05% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at April 30, 2019.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	43.9%	$287,006,607

Germany	10.5	68,820,553

France	10.2	66,842,497

United Kingdom	8.0	52,122,293

Switzerland	6.0	39,286,730

Japan	3.9	25,314,951

Sweden	3.6	23,372,299

Italy	2.9	18,979,404

Netherlands	2.8	18,085,848

Spain	2.7	17,515,478

Canada	1.4	9,219,197

Denmark	0.6	4,086,508

Finland	0.6	3,983,638

Belgium	0.5	3,584,113

Portugal	0.5	3,242,804

Australia	0.5	3,089,546

Hong Kong	0.5	2,980,577

Taiwan	0.4	2,495,199

Norway	0.3	1,673,020

Brazil	0.0 (1)	20,077

Exchange-Traded Funds	0.2	1,289,572

Total Investments	100.0%	$653,010,911

(1)	Amount is less than 0.05%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	823	Long	6/21/19	$121,330,775	$6,135,940

Nikkei 225 Index	41	Long	6/13/19	8,236,207	430,707

OMX Stockholm 30 Index	272	Short	5/17/19	(4,784,764)	(154,859)

STOXX Europe 600 Banks Index	2,805	Short	6/21/19	(22,950,723)	(664,832)

STOXX Europe 600 Index	2,787	Short	6/21/19	(60,486,180)	(2,110,175)

STOXX Europe 600 Insurance Index	2,259	Short	6/21/19	(37,942,093)	(2,115,783)

					$1,520,998

Nikkei 225 Index:  Price weighted average of 225 top-rated Japanese companies listed in the First Selection of the Tokyo Stock Exchange.

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

STOXX Europe 600 Index:  Index composed of large, mid and small capitalization companies across 17 countries of the European region.

STOXX Europe 600 Insurance Index:  Index comprised of companies from the European insurance sector.

Abbreviations:

ADR	–	American Depositary Receipt

PIK	–	Payment In Kind

PPTT	–	Preferred Pass-Through Trust

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $571,481,722)	$652,982,462

Affiliated investment, at value (identified cost, $28,449)	28,449

Foreign currency, at value (identified cost, $2,003)	1,988

Dividends and interest receivable	1,896,121

Dividends receivable from affiliated investment	5,090

Receivable for investments sold	19,015,574

Receivable for Fund shares sold	97,289

Receivable for variation margin on open financial futures contracts	429,093

Tax reclaims receivable	4,966,295

Total assets	$679,422,361

Liabilities

Demand note payable	$100,000

Payable for investments purchased	14,174,239

Payable for Fund shares redeemed	1,146,574

Payable to affiliates:

Investment adviser fee	348,401

Administration fee	81,150

Distribution and service fees	154,526

Trustees’ fees	2,858

Accrued expenses	142,081

Total liabilities	$16,149,829

Net Assets	$663,272,532

Sources of Net Assets

Paid-in capital	$603,839,700

Distributable earnings	59,432,832

Total	$663,272,532

Class A Shares

Net Assets	$391,606,172

Shares Outstanding	31,001,569

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.63

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.40

Class B Shares

Net Assets	$1,335,344

Shares Outstanding	105,948

Net Asset Value and Offering Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.60

Class C Shares

Net Assets	$88,912,169

Shares Outstanding	7,057,064

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.60

Class I Shares

Net Assets	$181,418,847

Shares Outstanding	14,348,959

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $1,499,908)	$14,163,146

Dividends allocated from affiliated investment	34,824

Interest	333,867

Total investment income	$14,531,837

Expenses

Investment adviser fee	$2,053,142

Administration fee	477,877

Distribution and service fees

Class A	415,956

Class B	9,228

Class C	647,306

Trustees’ fees and expenses	17,283

Custodian fee	127,170

Transfer and dividend disbursing agent fees	180,767

Legal and accounting services	36,269

Printing and postage	55,698

Registration fees	53,744

Miscellaneous	63,840

Total expenses	$4,138,280

Net investment income	$10,393,557

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(14,181,175)

Investment transactions — affiliated investment	(951)

Financial futures contracts	(3,306,971)

Foreign currency transactions	(86,393)

Net realized loss	$(17,575,490)

Change in unrealized appreciation (depreciation) —

Investments	$58,268,854

Investments — affiliated investment	1,175

Financial futures contracts	1,520,998

Foreign currency	(74,176)

Net change in unrealized appreciation (depreciation)	$59,716,851

Net realized and unrealized gain	$42,141,361

Net increase in net assets from operations	$52,534,918

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$10,393,557	$21,910,693

Net realized gain (loss)	(17,575,490)	7,327,796

Net change in unrealized appreciation (depreciation)	59,716,851	(42,679,106)

Net increase (decrease) in net assets from operations	$52,534,918	$(13,440,617)

Distributions to shareholders —

Class A	$(6,054,154)	$(11,516,840)

Class B	(27,707)	(124,297)

Class C	(1,932,509)	(5,688,738)

Class I	(3,407,670)	(7,083,684)

Total distributions to shareholders	$(11,422,040)	$(24,413,559)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,734,576	$19,983,082

Class B	625	8,586

Class C	3,195,396	6,744,362

Class I	13,157,759	35,943,531

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,153,425	9,703,366

Class B	25,844	100,983

Class C	1,727,445	5,159,235

Class I	2,765,496	5,668,165

Cost of shares redeemed

Class A	(35,956,719)	(60,888,249)

Class B	(149,839)	(1,357,359)

Class C	(19,575,995)	(45,363,589)

Class I	(27,802,019)	(39,167,483)

Net asset value of shares converted

Class A	84,609,954	3,445,271

Class B	(1,021,557)	(3,445,271)

Class C	(83,588,397)	—

Net decrease in net assets from Fund share transactions	$(48,724,006)	$(63,465,370)

Net decrease in net assets	$(7,611,128)	$(101,319,546)

Net Assets

At beginning of period	$670,883,660	$772,203,206

At end of period	$663,272,532	$670,883,660

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value — Beginning of period	$11.830		$12.520	$10.880	$11.510		$11.580	$11.070

Income (Loss) From Operations

Net investment income(1)	$0.215		$0.389	$0.419	$0.427	(2)	$0.387	$0.479	(2)

Net realized and unrealized gain (loss)	0.801		(0.647)	1.653	(0.625)		(0.013)	0.463

Total income (loss) from operations	$1.016		$(0.258)	$2.072	$(0.198)		$0.374	$0.942

Less Distributions

From net investment income	$(0.216)		$(0.432)	$(0.432)	$(0.432)		$(0.444)	$(0.432)

Total distributions	$(0.216)		$(0.432)	$(0.432)	$(0.432)		$(0.444)	$(0.432)

Net asset value — End of period	$12.630		$11.830	$12.520	$10.880		$11.510	$11.580

Total Return(3)	8.74	%(4)	(2.24)%	19.39%	(1.71)%		3.27%	8.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$391,606		$302,220	$347,080	$367,882		$443,367	$472,354

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.21	%(6)	1.18%	1.19%	1.18%		1.18%	1.17%

Net investment income	3.66	%(6)	3.07%	3.58%	3.88	%(2)	3.35%	4.17	%(2)

Portfolio Turnover	68	%(4)	136%	157%	134%		133%	118%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.112 and $0.248 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.86% and 2.01% for the years ended October 31, 2016 and 2014, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value — Beginning of period	$11.810		$12.490	$10.860	$11.480		$11.550	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.287	$0.350	$0.350	(2)	$0.307	$0.411	(2)

Net realized and unrealized gain (loss)	0.841		(0.635)	1.623	(0.621)		(0.021)	0.443

Total income (loss) from operations	$0.961		$(0.348)	$1.973	$(0.271)		$0.286	$0.854

Less Distributions

From net investment income	$(0.171)		$(0.332)	$(0.343)	$(0.349)		$(0.356)	$(0.344)

Total distributions	$(0.171)		$(0.332)	$(0.343)	$(0.349)		$(0.356)	$(0.344)

Net asset value — End of period	$12.600		$11.810	$12.490	$10.860		$11.480	$11.550

Total Return(3)	8.25	%(4)	(2.93)%	18.43%	(2.37)%		2.50%	7.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,335		$2,394	$7,147	$12,032		$18,798	$30,065

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.96	%(6)	1.93%	1.94%	1.93%		1.93%	1.92%

Net investment income	2.07	%(6)	2.26%	3.00%	3.19	%(2)	2.66%	3.59	%(2)

Portfolio Turnover	68	%(4)	136%	157%	134%		133%	118%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.115 and $0.260 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.14% and 1.32% for the years ended October 31, 2016 and 2014, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value — Beginning of period	$11.800		$12.480	$10.860	$11.480		$11.550	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.295	$0.351	$0.342	(2)	$0.300	$0.391	(2)

Net realized and unrealized gain (loss)	0.866		(0.639)	1.613	(0.613)		(0.012)	0.464

Total income (loss) from operations	$0.970		$(0.344)	$1.964	$(0.271)		$0.288	$0.855

Less Distributions

From net investment income	$(0.170)		$(0.336)	$(0.344)	$(0.349)		$(0.358)	$(0.345)

Total distributions	$(0.170)		$(0.336)	$(0.344)	$(0.349)		$(0.358)	$(0.345)

Net asset value — End of period	$12.600		$11.800	$12.480	$10.860		$11.480	$11.550

Total Return(3)	8.33	%(4)	(2.90)%	18.35%	(2.36)%		2.51%	7.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$88,912		$184,009	$227,643	$256,000		$306,339	$331,088

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.96	%(6)	1.93%	1.94%	1.93%		1.93%	1.92%

Net investment income	1.79	%(6)	2.33%	3.01%	3.12	%(2)	2.60%	3.41	%(2)

Portfolio Turnover	68	%(4)	136%	157%	134%		133%	118%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.111 and $0.247 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.10% and 1.26% for the years ended October 31, 2016 and 2014, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value — Beginning of period	$11.850		$12.530	$10.890	$11.520		$11.590	$11.070

Income (Loss) From Operations

Net investment income(1)	$0.211		$0.419	$0.491	$0.452	(2)	$0.412	$0.486	(2)

Net realized and unrealized gain (loss)	0.810		(0.635)	1.611	(0.622)		(0.009)	0.495

Total income (loss) from operations	$1.021		$(0.216)	$2.102	$(0.170)		$0.403	$0.981

Less Distributions

From net investment income	$(0.231)		$(0.464)	$(0.462)	$(0.460)		$(0.473)	$(0.461)

Total distributions	$(0.231)		$(0.464)	$(0.462)	$(0.460)		$(0.473)	$(0.461)

Net asset value — End of period	$12.640		$11.850	$12.530	$10.890		$11.520	$11.590

Total Return(3)	8.77	%(4)	(1.91)%	19.67%	(1.47)%		3.52%	8.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$181,419		$182,260	$190,334	$117,382		$120,639	$115,900

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.96	%(6)	0.93%	0.94%	0.93%		0.93%	0.92%

Net investment income	3.61	%(6)	3.30%	4.15%	4.10	%(2)	3.56%	4.23	%(2)

Portfolio Turnover	68	%(4)	136%	157%	134%		133%	118%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.108 and $0.233 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.12% and 2.20% for the years ended October 31, 2016 and 2014, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

19

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$576,639,312

Gross unrealized appreciation	$95,548,788

Gross unrealized depreciation	(17,656,191)

Net unrealized appreciation	$77,892,597

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2019, the Fund’s investment adviser fee amounted to $2,053,142 or 0.64% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $477,877.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $17,077 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,438 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $415,956 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $6,921 and $485,480 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $2,307 and $161,826 for Class B and Class C shares, respectively.

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $6,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $435,421,351 and $482,538,040, respectively, for the six months ended April 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	803,628	1,573,323

Issued to shareholders electing to receive payments of distributions in Fund shares	435,662	765,291

Redemptions	(3,057,515)	(4,801,248)

Converted from Class B shares	85,202	270,806

Converted from Class C shares	7,197,803	—

Net increase (decrease)	5,464,780	(2,191,828)

Class B	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	55	678

Issued to shareholders electing to receive payments of distributions in Fund shares	2,213	7,971

Redemptions	(13,501)	(106,890)

Converted to Class A shares	(85,547)	(271,438)

Net decrease	(96,780)	(369,679)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	272,810	532,864

Issued to shareholders electing to receive payments of distributions in Fund shares	149,227	407,954

Redemptions	(1,694,731)	(3,585,813)

Converted to Class A shares	(7,259,829)	—

Net decrease	(8,532,523)	(2,644,995)

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,121,277	2,830,698

Issued to shareholders electing to receive payments of distributions in Fund shares	234,828	446,723

Redemptions	(2,392,659)	(3,083,572)

Net increase (decrease)	(1,036,554)	193,849

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$6,566,647	$(5,045,649)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(3,306,971)	$1,520,998

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$52,952,000	$52,148,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2019, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 3.45%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2019. The Fund’s average borrowings or allocated fees during the six months ended April 30, 2019 were not significant.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$38,346,118	$19,827,157		$—	$58,173,275

Consumer Discretionary	27,862,146	44,355,590		—	72,217,736

Consumer Staples	12,022,227	24,842,984		—	36,865,211

Energy	21,907,672	4,080,477		—	25,988,149

Financials	46,720,290	107,659,902		—	154,380,192

Health Care	40,435,135	30,094,866		—	70,530,001

Industrials	34,359,323	58,306,246		—	92,665,569

Information Technology	36,359,830	20,561,088		—	56,920,918

Materials	2,990,195	22,621,041		—	25,611,236

Real Estate	11,891,879	—		—	11,891,879

Utilities	15,541,615	22,455,651		—	37,997,266

Total Common Stocks	$288,436,430	$354,805,002	*	$—	$643,241,432

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Preferred Stocks

Consumer Staples	$—	$1,049,610	$—	$1,049,610

Energy	319,198	—	—	319,198

Real Estate	119,576	—	—	119,576

Total Preferred Stocks	$438,774	$1,049,610	$—	$1,488,384

Corporate Bonds & Notes	$—	$6,963,074	$—	$6,963,074

Exchange-Traded Funds	1,289,572	—	—	1,289,572

Short-Term Investments	—	28,449	—	28,449

Total Investments	$290,164,776	$362,846,135	$—	$653,010,911

Futures Contracts	$6,135,940	$430,707	$—	$6,566,647

Total	$296,300,716	$363,276,842	$—	$659,577,558

Liability Description

Futures Contracts	$(4,890,790)	$(154,859)	$—	$(5,045,649)

Total	$(4,890,790)	$(154,859)	$—	$(5,045,649)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year-period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as trustees effective October 1, 2018.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.19

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Yana S. Barton, CFA, Douglas R. Rogers, CFA, CMT and Kenneth D. Zinner, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	14.09%	15.96%	12.91%	14.18%
Class A with 5.75% Maximum Sales Charge	—	—	7.54	9.31	11.59	13.50
Class C at NAV	07/10/2000	07/10/2000	13.67	15.08	12.08	13.31
Class C with 1% Maximum Sales Charge	—	—	12.67	14.08	12.08	13.31
Russell 3000® Growth Index	—	—	11.81%	16.61%	14.16%	16.82%
S&P 500® Index	—	—	9.76	13.49	11.62	15.31

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	06/30/2000	8.78%	11.47%	13.44%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.87	9.59	11.73
Class C After Taxes on Distributions		07/10/2000	07/10/2000	13.44	11.94	13.24
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	8.78	10.01	11.55

% Total Annual Operating Expense Ratios[3]					Class A	Class C
					1.31%	2.06%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	8.8%

Facebook, Inc., Class A	4.2

Visa, Inc., Class A	4.1

Alphabet, Inc., Class C	3.8

Adobe, Inc.	3.7

salesforce.com, inc.	3.3

Alphabet, Inc., Class A	3.2

GoDaddy, Inc., Class A	2.9

Twitter, Inc.	2.7

Monolithic Power Systems, Inc.	2.7

Total	39.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,140.90	$7.27	1.37%
Class C	$1,000.00	$1,136.70	$11.23	2.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	1.37%
Class C	$1,000.00	$1,014.30	$10.59	2.12%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $44,115,902)	$99,379,481

Receivable for Fund shares sold	16,038

Total assets	$99,395,519

Liabilities

Payable for Fund shares redeemed	$92,621

Payable to affiliates:

Administration fee	11,963

Distribution and service fees	29,341

Trustees’ fees	42

Accrued expenses	20,958

Total liabilities	$154,925

Net Assets	$99,240,594

Sources of Net Assets

Paid-in capital	$45,457,837

Distributable earnings	53,782,757

Total	$99,240,594

Class A Shares

Net Assets	$83,721,157

Shares Outstanding	2,572,683

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$32.54

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$34.53

Class C Shares

Net Assets	$15,519,437

Shares Outstanding	557,073

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$27.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $1,637)	$319,477

Expenses allocated from Portfolio	(326,628)

Total investment loss from Portfolio	$(7,151)

Expenses

Administration fee	$66,830

Distribution and service fees

Class A	87,584

Class C	95,196

Trustees’ fees and expenses	250

Custodian fee	15,524

Transfer and dividend disbursing agent fees	32,046

Legal and accounting services	12,227

Printing and postage	11,021

Registration fees	26,668

ReFlow liquidity program fees	4,733

Miscellaneous	4,749

Total expenses	$356,828

Net investment loss	$(363,979)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$815,402 (1)

Foreign currency transactions	(7)

Net realized gain	$815,395

Change in unrealized appreciation (depreciation) —

Investments	$11,759,657

Net change in unrealized appreciation (depreciation)	$11,759,657

Net realized and unrealized gain	$12,575,052

Net increase in net assets from operations	$12,211,073

(1)	Includes $937,168 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment loss	$(363,979)	$(762,241)

Net realized gain	815,395 (1)	2,152,674 (2)

Net change in unrealized appreciation (depreciation)	11,759,657	8,385,820

Net increase in net assets from operations	$12,211,073	$9,776,253

Distributions to shareholders —

Class A	$(1,389,485)	$(138,682)

Class C	(604,943)	(65,651)

Total distributions to shareholders	$(1,994,428)	$(204,333)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,574,774	$5,348,032

Class C	1,036,995	1,851,746

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,314,083	131,019

Class C	588,439	63,119

Cost of shares redeemed

Class A	(5,967,479)	(5,002,165)

Class C	(1,808,301)	(3,405,361)

Net asset value of shares converted

Class A	10,331,305	—

Class C	(10,331,305)	—

Net decrease in net assets from Fund share transactions	$(261,489)	$(1,013,610)

Net increase in net assets	$9,955,156	$8,558,310

Net Assets

At beginning of period	$89,285,438	$80,727,128

At end of period	$99,240,594	$89,285,438

(1)	Includes $937,168 of net realized gains from redemptions in-kind.

(2)	Includes $96,305 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Financial Highlights

	Class A
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$29.220		$26.040	$21.220	$21.200	$19.620	$17.850

Income (Loss) From Operations

Net investment loss(1)	$(0.097)		$(0.186)	$(0.126)	$(0.079)	$(0.124)	$(0.126)

Net realized and unrealized gain	4.044		3.429	4.946	0.099	1.704	1.896

Total income from operations	$3.947		$3.243	$4.820	$0.020	$1.580	$1.770

Less Distributions

From net realized gain	$(0.627)		$(0.063)	$—	$—	$—	$—

Total distributions	$(0.627)		$(0.063)	$—	$—	$—	$—

Net asset value — End of period	$32.540		$29.220	$26.040	$21.220	$21.200	$19.620

Total Return(2)	14.09	%(3)	12.52%	22.67%	0.09%	8.05%	9.92	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$83,721		$64,579	$57,243	$47,363	$47,313	$43,667

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.37	%(7)	1.31%	1.34%	1.40%	1.40%	1.40	%(4)

Net investment loss	(0.66	)%(7)	(0.63)%	(0.53)%	(0.38)%	(0.60)%	(0.67)%

Portfolio Turnover of the Portfolio	6	%(3)	18%	34%	33%	26%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2014). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$25.210		$22.640	$18.590	$18.710	$17.450	$16.000

Income (Loss) From Operations

Net investment loss(1)	$(0.171)		$(0.352)	$(0.264)	$(0.207)	$(0.247)	$(0.238)

Net realized and unrealized gain	3.448		2.985	4.314	0.087	1.507	1.688

Total income (loss) from operations	$3.277		$2.633	$4.050	$(0.120)	$1.260	$1.450

Less Distributions

From net realized gain	$(0.627)		$(0.063)	$—	$—	$—	$—

Total distributions	$(0.627)		$(0.063)	$—	$—	$—	$—

Net asset value — End of period	$27.860		$25.210	$22.640	$18.590	$18.710	$17.450

Total Return(2)	13.67	%(3)	11.65%	21.79%	(0.64)%	7.22%	9.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,519		$24,706	$23,484	$20,827	$22,356	$19,902

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.12	%(7)	2.06%	2.09%	2.15%	2.15%	2.15	%(4)

Net investment loss	(1.39	)%(7)	(1.38)%	(1.28)%	(1.14)%	(1.35)%	(1.42)%

Portfolio Turnover of the Portfolio	6	%(3)	18%	34%	33%	26%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2014). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (58.3% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund had a late year ordinary loss of $678,520 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $66,830. EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.40% and 2.15% of the Fund’s average daily net assets for Class A and Class C, respectively, through February 28, 2019. Pursuant to this agreement, EVM reimbursed no expenses for the six months ended April 30, 2019. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $9,079 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,659 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $87,584 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $71,397 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $23,799 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $699,398 and $3,322,934, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $1,949,442.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on September 24, 2018. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	161,842	176,968

Issued to shareholders electing to receive payments of distributions in Fund shares	51,331	4,851

Redemptions	(209,998)	(170,477)

Converted from Class C shares	359,706	—

Net increase	362,881	11,342

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	43,438	72,242

Issued to shareholders electing to receive payments of distributions in Fund shares	26,772	2,692

Redemptions	(73,687)	(132,257)

Converted to Class A shares	(419,400)	—

Net decrease	(422,877)	(57,323)

12

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value

Aerospace & Defense — 1.2%

Raytheon Co.	11,121	$1,974,978

		$1,974,978

Auto Components — 0.9%

Aptiv PLC	17,499	$1,499,664

		$1,499,664

Beverages — 2.3%

Coca-Cola Co. (The)	29,800	$1,461,988

Constellation Brands, Inc., Class A	12,006	2,541,310

		$4,003,298

Biotechnology — 2.2%

Celgene Corp.(1)	7,740	$732,668

Vertex Pharmaceuticals, Inc.(1)	18,054	3,050,765

		$3,783,433

Building Products — 1.6%

Fortune Brands Home & Security, Inc.	53,122	$2,803,779

		$2,803,779

Capital Markets — 2.6%

Charles Schwab Corp. (The)	68,069	$3,116,199

S&P Global, Inc.	5,966	1,316,457

		$4,432,656

Chemicals — 3.0%

Celanese Corp., Series A	14,828	$1,599,793

Ecolab, Inc.	10,051	1,850,188

Sherwin-Williams Co. (The)	3,564	1,621,014

		$5,070,995

Commercial Services & Supplies — 0.9%

Waste Connections, Inc.	16,156	$1,498,792

		$1,498,792

Electrical Equipment — 1.8%

AMETEK, Inc.	34,300	$3,024,231

		$3,024,231

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.9%

Littelfuse, Inc.	7,783	$1,564,772

		$1,564,772

Entertainment — 3.8%

Netflix, Inc.(1)	10,469	$3,879,183

Walt Disney Co. (The)	18,526	2,537,506

		$6,416,689

Food & Staples Retailing — 0.8%

US Foods Holding Corp.(1)	37,013	$1,352,825

		$1,352,825

Food Products — 0.6%

Mondelez International, Inc., Class A	21,503	$1,093,428

		$1,093,428

Health Care Equipment & Supplies — 4.1%

Align Technology, Inc.(1)	2,983	$968,520

Danaher Corp.	11,868	1,571,798

ICU Medical, Inc.(1)	2,257	513,468

Intuitive Surgical, Inc.(1)	3,354	1,712,653

iRhythm Technologies, Inc.(1)	5,584	426,115

Stryker Corp.	9,839	1,858,685

		$7,051,239

Health Care Providers & Services — 2.5%

Amedisys, Inc.(1)	4,463	$570,461

UnitedHealth Group, Inc.	16,173	3,769,441

		$4,339,902

Hotels, Restaurants & Leisure — 0.2%

Drive Shack, Inc.(1)	68,565	$352,424

		$352,424

Interactive Media & Services — 15.5%

Alphabet, Inc., Class A(1)	4,500	$5,395,320

Alphabet, Inc., Class C(1)	5,402	6,420,169

Facebook, Inc., Class A(1)	37,408	7,234,707

IAC/InterActiveCorp.(1)	8,636	1,941,719

Pinterest, Inc., Class A(1)	30,000	929,400

Twitter, Inc.(1)	114,488	4,569,216

		$26,490,531

13	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 9.6%

Amazon.com, Inc.(1)	7,760	$14,949,795

Booking Holdings, Inc.(1)	735	1,363,418

		$16,313,213

IT Services — 9.5%

Fiserv, Inc.(1)	13,974	$1,219,092

GoDaddy, Inc., Class A(1)	61,194	4,987,311

Okta, Inc.(1)	29,863	3,106,648

Visa, Inc., Class A	42,000	6,906,060

		$16,219,111

Life Sciences Tools & Services — 0.6%

Illumina, Inc.(1)	3,432	$1,070,784

		$1,070,784

Multiline Retail — 0.6%

Dollar Tree, Inc.(1)	9,018	$1,003,523

		$1,003,523

Oil, Gas & Consumable Fuels — 1.5%

Devon Energy Corp.	40,020	$1,286,243

EOG Resources, Inc.	13,394	1,286,494

		$2,572,737

Personal Products — 1.2%

Estee Lauder Cos., Inc. (The), Class A	11,555	$1,985,265

		$1,985,265

Pharmaceuticals — 2.7%

Eli Lilly & Co.	13,033	$1,525,383

Zoetis, Inc.	29,530	3,007,335

		$4,532,718

Road & Rail — 3.3%

J.B. Hunt Transport Services, Inc.	17,534	$1,656,612

Norfolk Southern Corp.	10,434	2,128,745

Union Pacific Corp.	10,178	1,801,913

		$5,587,270

Semiconductors & Semiconductor Equipment — 5.0%

Broadcom, Inc.	5,289	$1,684,018

Monolithic Power Systems, Inc.	29,169	4,541,905

Texas Instruments, Inc.	19,463	2,293,325

		$8,519,248

Security	Shares	Value

Software — 10.6%

Adobe, Inc.(1)	21,593	$6,245,775

Intuit, Inc.	6,414	1,610,299

Palo Alto Networks, Inc.(1)	9,985	2,484,568

Proofpoint, Inc.(1)	7,763	973,635

SailPoint Technologies Holding, Inc.(1)	41,753	1,179,940

salesforce.com, inc.(1)	33,800	5,588,830

		$18,083,047

Specialty Retail — 3.6%

Home Depot, Inc. (The)	9,189	$1,871,799

TJX Cos., Inc. (The)	38,432	2,109,148

Ulta Beauty, Inc.(1)	6,209	2,166,817

		$6,147,764

Technology Hardware, Storage & Peripherals — 2.1%

Apple, Inc.	17,520	$3,515,738

		$3,515,738

Textiles, Apparel & Luxury Goods — 2.5%

Lululemon Athletica, Inc.(1)	14,330	$2,527,096

NIKE, Inc., Class B	19,321	1,696,963

		$4,224,059

Trading Companies & Distributors — 1.3%

United Rentals, Inc.(1)	15,867	$2,235,978

		$2,235,978

Total Common Stocks (identified cost $73,224,318)		$168,764,091

Short-Term Investments — 0.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(2)	1,452,945	$1,452,945

Total Short-Term Investments (identified cost $1,452,935)		$1,452,945

Total Investments — 99.9% (identified cost $74,677,253)		$170,217,036

Other Assets, Less Liabilities — 0.1%		$185,311

Net Assets — 100.0%		$170,402,347

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $73,224,318)	$168,764,091

Affiliated investment, at value (identified cost, $1,452,935)	1,452,945

Dividends receivable	24,517

Dividends receivable from affiliated investment	2,924

Receivable for investments sold	549,036

Tax reclaims receivable	8,355

Total assets	$170,801,868

Liabilities

Payable for investments purchased	$263,971

Payable to affiliates:

Investment adviser fee	88,819

Trustees’ fees	698

Accrued expenses	46,033

Total liabilities	$399,521

Net Assets applicable to investors’ interest in Portfolio	$170,402,347

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $2,793)	$517,613

Dividends from affiliated investment	29,953

Total investment income	$547,566

Expenses

Investment adviser fee	$496,947

Trustees’ fees and expenses	4,266

Custodian fee	36,641

Legal and accounting services	19,814

Miscellaneous	2,083

Total expenses	$559,751

Net investment loss	$(12,185)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,398,645 (1)

Investment transactions — affiliated investment	(560)

Foreign currency transactions	(12)

Net realized gain	$1,398,073

Change in unrealized appreciation (depreciation) —

Investments	$20,147,208

Investments — affiliated investment	788

Net change in unrealized appreciation (depreciation)	$20,147,996

Net realized and unrealized gain	$21,546,069

Net increase in net assets from operations	$21,533,884

(1)	Includes $1,606,810 of net realized gains from redemptions in-kind.

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment loss	$(12,185)	$(58,382)

Net realized gain	1,398,073 (1)	3,713,260 (2)

Net change in unrealized appreciation (depreciation)	20,147,996	14,471,549

Net increase in net assets from operations	$21,533,884	$18,126,427

Capital transactions —

Contributions	$1,583,323	$5,611,268

Withdrawals	(6,081,078)	(9,912,178)

Net decrease in net assets from capital transactions	$(4,497,755)	$(4,300,910)

Net increase in net assets	$17,036,129	$13,825,517

Net Assets

At beginning of period	$153,366,218	$139,540,701

At end of period	$170,402,347	$153,366,218

(1)	Includes $1,606,810 of net realized gains from redemptions in-kind.

(2)	Includes $164,775 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.73	%(2)	0.72%	0.73%	0.73%	0.73%	0.73%

Net investment income (loss)	(0.02	)%(2)	(0.04)%	0.09%	0.28%	0.06%	(0.01)%

Portfolio Turnover	6	%(3)	18%	34%	33%	26%	29%

Total Return	14.45	%(3)	13.18%	23.40%	0.77%	8.77%	10.64%

Net assets, end of period (000’s omitted)	$170,402		$153,366	$139,541	$119,188	$126,104	$113,791

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 58.3% and 41.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

20

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $496,947 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transaction, aggregated $11,159,615 and $8,745,790, respectively, for the six months ended April 30, 2019. In-kind sales for the six months ended April 30, 2019 aggregated $1,949,442.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,677,890

Gross unrealized appreciation	$95,901,325

Gross unrealized depreciation	(362,179)

Net unrealized appreciation	$95,539,146

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$168,764,091	*	$—	$—	$168,764,091

Short-Term Investments	—		1,452,945	—	1,452,945

Total Investments	$168,764,091		$1,452,945	$—	$170,217,036

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

22

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

23

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index, but lower than its primary benchmark index, for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

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Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.19

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Performance1,2

Portfolio Managers J. Griffith Noble, CFA and Michael D. McLean, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	10.30%	11.28%	9.47%	13.91%
Class A with 5.75% Maximum Sales Charge	—	—	3.96	4.87	8.18	13.24
Class C at NAV	09/29/1997	09/29/1997	9.89	10.47	8.65	13.06
Class C with 1% Maximum Sales Charge	—	—	8.89	9.47	8.65	13.06
Class I at NAV	10/01/2009	09/25/1997	10.45	11.58	9.74	14.19
Russell 2000® Index	—	—	6.06%	4.61%	8.62%	14.09%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	3.34%	6.62%	12.42%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	4.03	6.23	11.22
Class C After Taxes on Distributions		09/29/1997	09/29/1997	7.52	6.79	12.09
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.07	6.54	11.02
Class I After Taxes on Distributions		10/01/2009	09/25/1997	9.93	8.26	13.41
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	8.09	7.62	12.14

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.17%	1.92%	0.92%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Euronet Worldwide, Inc.	3.0%

ACI Worldwide, Inc.	2.9

Grand Canyon Education, Inc.	2.7

RealPage, Inc.	2.7

Catalent, Inc.	2.4

Altair Engineering, Inc., Class A	2.3

ICU Medical, Inc.	2.3

ServiceMaster Global Holdings, Inc.	2.2

Hexcel Corp.	2.2

Cohen & Steers, Inc.	2.1

Total	24.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,103.00	$6.36	1.22%
Class C	$1,000.00	$1,098.90	$10.25	1.97%
Class I	$1,000.00	$1,104.50	$5.06	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.11	1.22%
Class C	$1,000.00	$1,015.00	$9.84	1.97%
Class I	$1,000.00	$1,020.00	$4.86	0.97%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $96,296,783)	$122,424,959

Receivable for Fund shares sold	9,506

Total assets	$122,434,465

Liabilities

Payable for Fund shares redeemed	$107,969

Payable to affiliates:

Distribution and service fees	23,128

Trustees’ fees	42

Accrued expenses	42,005

Total liabilities	$173,144

Net Assets	$122,261,321

Sources of Net Assets

Paid-in capital	$86,907,854

Distributable earnings	35,353,467

Total	$122,261,321

Class A Shares

Net Assets	$91,060,831

Shares Outstanding	3,437,471

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$26.49

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$28.11

Class C Shares

Net Assets	$5,803,992

Shares Outstanding	274,880

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$21.11

Class I Shares

Net Assets	$25,396,498

Shares Outstanding	931,807

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $4,239)	$806,470

Expenses allocated from Portfolio	(406,429)

Total investment income from Portfolio	$400,041

Expenses

Distribution and service fees

Class A	$99,582

Class C	56,856

Trustees’ fees and expenses	250

Custodian fee	16,736

Transfer and dividend disbursing agent fees	60,516

Legal and accounting services	13,230

Printing and postage	14,588

Registration fees	27,733

ReFlow liquidity program fees	13,310

Miscellaneous	5,506

Total expenses	$308,307

Net investment income	$91,734

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$6,241,790	(1)

Net realized gain	$6,241,790

Change in unrealized appreciation (depreciation) —

Investments	$4,890,070

Net change in unrealized appreciation (depreciation)	$4,890,070

Net realized and unrealized gain	$11,131,860

Net increase in net assets from operations	$11,223,594

(1)	Includes $1,519,331 of net realized gains from redemptions in-kind

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income (loss)	$91,734	$(369,531)

Net realized gain	6,241,790 (1)	10,278,288 (2)

Net change in unrealized appreciation (depreciation)	4,890,070	(3,027,313)

Net increase in net assets from operations	$11,223,594	$6,881,444

Distributions to shareholders —

Class A	$(4,933,122)	$(8,372,547)

Class C	(1,447,870)	(2,673,047)

Class I	(1,619,722)	(2,268,617)

Total distributions to shareholders	$(8,000,714)	$(13,314,211)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,196,839	$4,604,964

Class C	438,841	707,798

Class I	8,734,960	15,014,121

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,546,014	7,712,496

Class C	1,383,949	2,561,014

Class I	1,580,874	2,142,676

Cost of shares redeemed

Class A	(5,426,592)	(9,772,056)

Class C	(1,475,876)	(4,296,086)

Class I	(10,248,603)	(11,909,074)

Net asset value of shares converted

Class A	11,914,121	—

Class C	(11,914,121)	—

Net increase in net assets from Fund share transactions	$730,406	$6,765,853

Net increase in net assets	$3,953,286	$333,086

Net Assets

At beginning of period	$118,308,035	$117,974,949

At end of period	$122,261,321	$118,308,035

(1)	Includes $1,519,331 of net realized gains from redemptions in-kind.

(2)	Includes $1,473,980 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Financial Highlights

	Class A
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$25.910		$27.390	$23.420	$24.000	$24.010	$22.380

Income (Loss) From Operations

Net investment income (loss)(1)	$0.019		$(0.059)	$(0.050)	$(0.055)	$(0.051)	$(0.075)

Net realized and unrealized gain	2.275		1.583	5.494	0.680	0.497	1.705

Total income from operations	$2.294		$1.524	$5.444	$0.625	$0.446	$1.630

Less Distributions

From net investment income	$(0.032)		$—	$—	$—	$—	$—

From net realized gain	(1.682)		(3.004)	(1.474)	(1.205)	(0.456)	—

Total distributions	$(1.714)		$(3.004)	$(1.474)	$(1.205)	$(0.456)	$—

Net asset value — End of period	$26.490		$25.910	$27.390	$23.420	$24.000	$24.010

Total Return(2)	10.30	%(3)	5.79%	23.96%	2.90%	1.86%	7.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$91,061		$75,199	$76,407	$66,058	$70,678	$70,315

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.22	%(6)	1.17%	1.19%	1.22%	1.19%	1.19%

Net investment income (loss)	0.15	%(6)	(0.22)%	(0.19)%	(0.24)%	(0.21)%	(0.32)%

Portfolio Turnover of the Portfolio	29	%(3)	51%	70%	66%	73%	58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$21.070		$22.970	$19.990	$20.820	$21.040	$19.760

Income (Loss) From Operations

Net investment loss(1)	$(0.036)		$(0.212)	$(0.202)	$(0.192)	$(0.205)	$(0.219)

Net realized and unrealized gain	1.758		1.316	4.656	0.567	0.441	1.499

Total income from operations	$1.722		$1.104	$4.454	$0.375	$0.236	$1.280

Less Distributions

From net realized gain	$(1.682)		$(3.004)	$(1.474)	$(1.205)	$(0.456)	$—

Total distributions	$(1.682)		$(3.004)	$(1.474)	$(1.205)	$(0.456)	$—

Net asset value — End of period	$21.110		$21.070	$22.970	$19.990	$20.820	$21.040

Total Return(2)	9.89	%(3)	4.99%	23.07%	2.09%	1.11%	6.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,804		$18,482	$21,002	$20,326	$23,228	$23,936

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.97	%(6)	1.92%	1.94%	1.97%	1.94%	1.94%

Net investment loss	(0.37	)%(6)	(0.96)%	(0.94)%	(0.99)%	(0.96)%	(1.07)%

Portfolio Turnover of the Portfolio	29	%(3)	51%	70%	66%	73%	58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value — Beginning of period	$26.650		$28.020	$23.870	$24.380		$24.330	$22.620

Income (Loss) From Operations

Net investment income (loss)(1)	$0.056		$0.007	$0.007	$0.001		$0.005	$(0.020)

Net realized and unrealized gain	2.338		1.627	5.617	0.694		0.501	1.730

Total income from operations	$2.394		$1.634	$5.624	$0.695		$0.506	$1.710

Less Distributions

From net investment income	$(0.102)		$—	$—	$—		$—	$—

From net realized gain	(1.682)		(3.004)	(1.474)	(1.205)		(0.456)	—

Total distributions	$(1.784)		$(3.004)	$(1.474)	$(1.205)		$(0.456)	$—

Net asset value — End of period	$27.260		$26.650	$28.020	$23.870		$24.380	$24.330

Total Return(2)	10.45	%(3)	6.07%	24.28%	3.14%		2.09%	7.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,396		$24,628	$20,565	$13,210		$22,741	$14,452

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.97	%(6)	0.92%	0.94%	0.97%		0.94%	0.94%

Net investment income (loss)	0.44	%(6)	0.02%	0.03%	0.00	%(7)	0.02%	(0.09)%

Portfolio Turnover of the Portfolio	29	%(3)	51%	70%	66%		73%	58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.005%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (68.0% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

11

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $16,785 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,897 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $99,582 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $42,642 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $14,214 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $872,284 and $8,453,696, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $6,143,441.

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	50,514	172,350

Issued to shareholders electing to receive payments of distributions in Fund shares	209,108	303,761

Redemptions	(225,988)	(363,741)

Converted from Class C shares	501,464	—

Net increase	535,098	112,370

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	21,851	32,637

Issued to shareholders electing to receive payments of distributions in Fund shares	79,675	123,244

Redemptions	(75,662)	(193,259)

Converted to Class A shares	(628,142)	—

Net decrease	(602,278)	(37,378)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	357,680	545,391

Issued to shareholders electing to receive payments of distributions in Fund shares	70,733	82,221

Redemptions	(420,765)	(437,380)

Net increase	7,648	190,232

13

Tax-Managed Small-Cap Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value

Aerospace & Defense — 3.5%

Hexcel Corp.	56,177	$3,972,276

Mercury Systems, Inc.(1)	31,908	2,329,922

		$6,302,198

Auto Components — 1.4%

Dorman Products, Inc.(1)	11,371	$996,895

Visteon Corp.(1)	23,138	1,527,571

		$2,524,466

Banks — 5.5%

Columbia Banking System, Inc.	59,911	$2,249,059

Sterling Bancorp	146,337	3,134,538

Stock Yards Bancorp, Inc.	57,349	1,969,938

Wintrust Financial Corp.	33,619	2,561,768

		$9,915,303

Biotechnology — 0.8%

Ligand Pharmaceuticals, Inc.(1)	11,012	$1,385,860

		$1,385,860

Building Products — 1.3%

Trex Co., Inc.(1)	33,337	$2,309,254

		$2,309,254

Capital Markets — 2.3%

Cohen & Steers, Inc.	76,371	$3,830,006

Tradeweb Markets, Inc., Class A(1)	8,869	356,977

		$4,186,983

Chemicals — 4.6%

Balchem Corp.	27,673	$2,809,086

NewMarket Corp.	6,575	2,758,738

Valvoline, Inc.	145,005	2,682,593

		$8,250,417

Commercial Services & Supplies — 2.6%

Brink’s Co. (The)	36,930	$2,951,815

Viad Corp.	28,746	1,762,417

		$4,714,232

Security	Shares	Value

Distributors — 0.6%

Pool Corp.	5,726	$1,052,095

		$1,052,095

Diversified Consumer Services — 5.5%

Bright Horizons Family Solutions, Inc.(1)	8,350	$1,070,052

Grand Canyon Education, Inc.(1)	41,846	4,849,533

ServiceMaster Global Holdings, Inc.(1)	82,557	4,047,770

		$9,967,355

Electric Utilities — 1.5%

ALLETE, Inc.	33,231	$2,706,665

		$2,706,665

Electrical Equipment — 1.1%

EnerSys	28,398	$1,964,858

		$1,964,858

Energy Equipment & Services — 0.7%

Oceaneering International, Inc.(1)	68,057	$1,306,694

		$1,306,694

Equity Real Estate Investment Trusts (REITs) — 7.9%

CubeSmart	79,228	$2,528,166

EastGroup Properties, Inc.	25,850	2,955,431

Healthcare Realty Trust, Inc.	101,464	3,133,208

Rexford Industrial Realty, Inc.	75,274	2,852,132

STORE Capital Corp.	84,117	2,802,778

		$14,271,715

Food & Staples Retailing — 1.1%

Performance Food Group Co.(1)	48,230	$1,975,019

		$1,975,019

Food Products — 0.5%

J&J Snack Foods Corp.	5,515	$866,848

		$866,848

Gas Utilities — 1.8%

ONE Gas, Inc.	36,122	$3,197,519

		$3,197,519

14	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 6.6%

Haemonetics Corp.(1)	18,983	$1,656,836

ICU Medical, Inc.(1)	18,477	4,203,517

Integra LifeSciences Holdings Corp.(1)	37,878	1,976,853

Masimo Corp.(1)	11,531	1,500,760

West Pharmaceutical Services, Inc.	10,267	1,270,952

Wright Medical Group NV(1)	46,139	1,364,330

		$11,973,248

Health Care Providers & Services — 4.3%

Addus HomeCare Corp.(1)	23,230	$1,577,317

Amedisys, Inc.(1)	17,507	2,237,745

Chemed Corp.	6,853	2,239,423

R1 RCM, Inc.(1)	154,879	1,621,583

		$7,676,068

Hotels, Restaurants & Leisure — 0.9%

Choice Hotels International, Inc.	18,495	$1,535,825

		$1,535,825

Household Products — 0.3%

Central Garden & Pet Co., Class A(1)	22,203	$543,529

		$543,529

Insurance — 5.2%

AMERISAFE, Inc.	23,220	$1,375,088

First American Financial Corp.	38,940	2,221,917

Horace Mann Educators Corp.	58,766	2,267,192

Kinsale Capital Group, Inc.	21,900	1,589,940

RLI Corp.	23,759	1,932,320

		$9,386,457

Interactive Media & Services — 0.8%

Eventbrite, Inc., Class A(1)	60,340	$1,508,500

		$1,508,500

IT Services — 5.3%

Conduent, Inc.(1)	98,130	$1,259,008

CSG Systems International, Inc.	63,196	2,821,702

Euronet Worldwide, Inc.(1)	35,898	5,380,751

		$9,461,461

Leisure Products — 1.1%

Brunswick Corp.	38,383	$1,965,593

		$1,965,593

Security	Shares	Value

Machinery — 4.6%

Mueller Water Products, Inc., Class A	193,336	$2,074,495

RBC Bearings, Inc.(1)	12,283	1,689,527

Welbilt, Inc.(1)	44,089	742,018

Woodward, Inc.	34,282	3,733,310

		$8,239,350

Marine — 1.6%

Kirby Corp.(1)	35,843	$2,929,090

		$2,929,090

Oil, Gas & Consumable Fuels — 1.5%

Gulfport Energy Corp.(1)	99,864	$654,109

Jagged Peak Energy, Inc.(1)	56,647	598,759

PDC Energy, Inc.(1)	32,244	1,402,292

		$2,655,160

Pharmaceuticals — 2.4%

Catalent, Inc.(1)	95,723	$4,290,305

		$4,290,305

Road & Rail — 1.3%

Landstar System, Inc.	21,576	$2,350,921

		$2,350,921

Software — 10.6%

ACI Worldwide, Inc.(1)	145,099	$5,153,917

Altair Engineering, Inc., Class A(1)	106,945	4,217,911

CDK Global, Inc.	40,453	2,440,125

Ceridian HCM Holding, Inc.(1)	9,681	514,545

Envestnet, Inc.(1)	28,424	2,017,820

RealPage, Inc.(1)	73,711	4,806,694

		$19,151,012

Specialty Retail — 2.2%

Hudson, Ltd., Class A(1)	41,623	$638,497

Monro, Inc.	23,461	1,966,735

National Vision Holdings, Inc.(1)	51,005	1,377,135

		$3,982,367

Textiles, Apparel & Luxury Goods — 3.6%

Columbia Sportswear Co.	27,859	$2,785,064

Gildan Activewear, Inc.	100,878	3,719,372

		$6,504,436

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.8%

Essent Group, Ltd.(1)	31,977	$1,517,309

		$1,517,309

Trading Companies & Distributors — 1.5%

Applied Industrial Technologies, Inc.	43,722	$2,620,697

		$2,620,697

Water Utilities — 0.3%

Middlesex Water Co.	8,585	$497,844

		$497,844

Total Common Stocks (identified cost $131,338,933)		$175,686,653

Short-Term Investments — 3.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(2)	5,371,372	$5,371,372

Total Short-Term Investments (identified cost $5,371,372)		$5,371,372

Total Investments — 100.6% (identified cost $136,710,305)		$181,058,025

Other Assets, Less Liabilities — (0.6)%		$(1,086,588)

Net Assets — 100.0%		$179,971,437

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $131,338,933)	$175,686,653

Affiliated investment, at value (identified cost, $5,371,372)	5,371,372

Dividends receivable	1,540

Dividends receivable from affiliated investment	5,110

Receivable for investments sold	84,785

Total assets	$181,149,460

Liabilities

Payable for investments purchased	$1,036,565

Payable to affiliates:

Investment adviser fee	90,774

Trustees’ fees	866

Accrued expenses	49,818

Total liabilities	$1,178,023

Net Assets applicable to investors’ interest in Portfolio	$179,971,437

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $6,204)	$1,150,865

Dividends from affiliated investment	27,391

Total investment income	$1,178,256

Expenses

Investment adviser fee	$526,085

Trustees’ fees and expenses	4,817

Custodian fee	40,000

Legal and accounting services	20,270

Miscellaneous	3,761

Total expenses	$594,933

Net investment income	$583,323

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$9,117,833	(1)

Investment transactions — affiliated investment	(63)

Net realized gain	$9,117,770

Change in unrealized appreciation (depreciation) —

Investments	$7,262,925

Investments — affiliated investment	353

Net change in unrealized appreciation (depreciation)	$7,263,278

Net realized and unrealized gain	$16,381,048

Net increase in net assets from operations	$16,964,371

(1)	Includes $2,225,129 of net realized gains from redemptions in-kind

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$583,323	$471,014

Net realized gain	9,117,770 (1)	14,879,337 (2)

Net change in unrealized appreciation (depreciation)	7,263,278	(4,460,106)

Net increase in net assets from operations	$16,964,371	$10,890,245

Capital transactions —

Contributions	$1,690,732	$4,575,214

Withdrawals	(11,007,533)	(13,911,648)

Net decrease in net assets from capital transactions	$(9,316,801)	$(9,336,434)

Net increase in net assets	$7,647,570	$1,553,811

Net Assets

At beginning of period	$172,323,867	$170,770,056

At end of period	$179,971,437	$172,323,867

(1)	Includes $2,225,129 of net realized gains from redemptions in-kind

(2)	Includes $2,134,594 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.71	%(2)	0.69%	0.70%	0.70%	0.70%	0.69%

Net investment income	0.69	%(2)	0.26%	0.30%	0.27%	0.28%	0.17%

Portfolio Turnover	29	%(3)	51%	70%	66%	73%	58%

Total Return	10.58	%(3)	6.30%	24.56%	3.43%	2.35%	7.87%

Net assets, end of period (000’s omitted)	$179,971		$172,324	$170,770	$146,746	$165,211	$153,201

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 68.0% and 32.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or

21

Tax-Managed Small-Cap Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $526,085 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $49,532,069 and $51,852,062, respectively, for the six months ended April 30, 2019. In-kind sales for the six months ended April 30, 2019 aggregated $6,143,441.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,871,854

Gross unrealized appreciation	$47,101,133

Gross unrealized depreciation	(2,914,962)

Net unrealized appreciation	$44,186,171

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Tax-Managed Small-Cap Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$175,686,653	*	$—	$—	$175,686,653

Short-Term Investments	—		5,371,372	—	5,371,372

Total Investments	$175,686,653		$5,371,372	$—	$181,058,025

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

23

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group, but lower than its peer group, for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.19

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	7.46%	10.45%	8.35%	12.10%
Class A with 5.75% Maximum Sales Charge	—	—	1.27	4.11	7.07	11.43
Class C at NAV	01/24/2000	01/24/2000	7.06	9.65	7.53	11.26
Class C with 1% Maximum Sales Charge	—	—	6.06	8.65	7.53	11.26
Class I at NAV	11/30/2007	12/27/1999	7.58	10.75	8.60	12.37
Russell 1000® Value Index	—	—	7.90%	9.06%	8.26%	13.75%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	3.80%	6.06%	10.70%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	2.70	5.46	9.59
Class C After Taxes on Distributions		01/24/2000	01/24/2000	8.50	6.66	10.66
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.26	5.89	9.49
Class I After Taxes on Distributions		11/30/2007	12/27/1999	10.37	7.51	11.57
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	6.71	6.72	10.42

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.17%	1.92%	0.92%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	5.2%

NextEra Energy, Inc.	3.8

Verizon Communications, Inc.	3.5

Thermo Fisher Scientific, Inc.	2.9

Johnson & Johnson	2.8

Sempra Energy	2.7

Exxon Mobil Corp.	2.6

PNC Financial Services Group, Inc. (The)	2.5

Wells Fargo & Co.	2.4

Apple, Inc.	2.4

Total	30.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large- cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,074.60	$6.12	1.19%
Class C	$1,000.00	$1,070.60	$9.96	1.94%
Class I	$1,000.00	$1,075.80	$4.84	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in Tax-Managed Value Portfolio, at value (identified cost, $284,873,167)	$624,810,639

Receivable for Fund shares sold	453,510

Total assets	$625,264,149

Liabilities

Payable for Fund shares redeemed	$549,264

Payable to affiliates:

Administration fee	76,173

Distribution and service fees	106,359

Trustees’ fees	42

Accrued expenses	84,778

Total liabilities	$816,616

Net Assets	$624,447,533

Sources of Net Assets

Paid-in capital	$301,274,281

Distributable earnings	323,173,252

Total	$624,447,533

Class A Shares

Net Assets	$411,256,379

Shares Outstanding	14,386,019

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$28.59

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$30.33

Class C Shares

Net Assets	$27,439,782

Shares Outstanding	1,000,181

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$27.43

Class I Shares

Net Assets	$185,751,372

Shares Outstanding	6,526,985

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$28.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $41,486)	$7,303,191

Securities lending income allocated from Portfolio, net	13,844

Expenses allocated from Portfolio	(2,006,551)

Total investment income from Portfolio	$5,310,484

Expenses

Administration fee	$437,774

Distribution and service fees

Class A	436,437

Class C	327,911

Trustees’ fees and expenses	249

Custodian fee	28,041

Transfer and dividend disbursing agent fees	151,186

Legal and accounting services	18,008

Printing and postage	27,349

Registration fees	28,688

ReFlow liquidity program fees	30,382

Miscellaneous	7,232

Total expenses	$1,493,257

Net investment income	$3,817,227

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$8,746,479 (1)

Foreign currency transactions	(2,250)

Net realized gain	$8,744,229

Change in unrealized appreciation (depreciation) —

Investments	$31,002,061

Foreign currency	(6,593)

Net change in unrealized appreciation (depreciation)	$30,995,468

Net realized and unrealized gain	$39,739,697

Net increase in net assets from operations	$43,556,924

(1)	Includes $7,415,417 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$3,817,227	$5,493,911

Net realized gain	8,744,229 (1)	19,837,243 (2)

Net change in unrealized appreciation (depreciation)	30,995,468	20,085,584

Net increase in net assets from operations	$43,556,924	$45,416,738

Distributions to shareholders —

Class A	$(4,421,163)	$(3,054,123)

Class C	(759,182)	(309,257)

Class I	(2,869,613)	(1,825,583)

Total distributions to shareholders	$(8,049,958)	$(5,188,963)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,980,821	$16,649,283

Class C	4,214,061	4,185,904

Class I	30,944,552	58,927,976

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,754,725	2,568,310

Class C	726,934	296,958

Class I	2,505,203	1,566,811

Cost of shares redeemed

Class A	(20,733,624)	(37,366,073)

Class C	(5,292,855)	(26,418,408)

Class I	(27,192,716)	(47,303,290)

Net asset value of shares converted

Class A	83,174,806	—

Class C	(83,174,806)	—

Net decrease in net assets from Fund share transactions	$(5,092,899)	$(26,892,529)

Net increase in net assets	$30,414,067	$13,335,246

Net Assets

At beginning of period	$594,033,466	$580,698,220

At end of period	$624,447,533	$594,033,466

(1)	Includes $7,415,417 of net realized gains from redemptions in-kind.

(2)	Includes $15,660,324 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$27.000		$25.240	$21.200	$23.090	$24.960	$22.470

Income (Loss) From Operations

Net investment income(1)	$0.174		$0.268	$0.292	$0.297	$0.290	$0.306

Net realized and unrealized gain (loss)	1.801		1.744	3.997	(0.354)	(0.072)	3.217

Total income (loss) from operations	$1.975		$2.012	$4.289	$(0.057)	$0.218	$3.523

Less Distributions

From net investment income	$(0.278)		$(0.252)	$(0.249)	$(0.286)	$(0.268)	$(0.134)

From net realized gain	(0.107)		—	—	(1.547)	(1.820)	(0.899)

Total distributions	$(0.385)		$(0.252)	$(0.249)	$(1.833)	$(2.088)	$(1.033)

Net asset value — End of period	$28.590		$27.000	$25.240	$21.200	$23.090	$24.960

Total Return(2)	7.46	%(3)	8.02%	20.37%	(0.17)%	0.94%	16.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$411,256		$312,065	$308,854	$290,402	$337,567	$371,714

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.19	%(6)	1.17%	1.19%	1.21%	1.19%	1.21%

Net investment income	1.31	%(6)	1.00%	1.25%	1.40%	1.24%	1.29%

Portfolio Turnover of the Portfolio	13	%(3)	10%	30%	45%	61%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$25.810		$24.140	$20.290	$22.160	$24.030	$21.680

Income (Loss) From Operations

Net investment income(1)	$0.080		$0.066	$0.114	$0.133	$0.111	$0.123

Net realized and unrealized gain (loss)	1.714		1.664	3.828	(0.338)	(0.065)	3.108

Total income (loss) from operations	$1.794		$1.730	$3.942	$(0.205)	$0.046	$3.231

Less Distributions

From net investment income	$(0.067)		$(0.060)	$(0.092)	$(0.118)	$(0.096)	$—

From net realized gain	(0.107)		—	—	(1.547)	(1.820)	(0.881)

Total distributions	$(0.174)		$(0.060)	$(0.092)	$(1.665)	$(1.916)	$(0.881)

Net asset value — End of period	$27.430		$25.810	$24.140	$20.290	$22.160	$24.030

Total Return(2)	7.06	%(3)	7.17%	19.48%	(0.91)%	0.19%	15.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,440		$112,571	$125,813	$132,286	$150,726	$159,572

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.94	%(6)	1.92%	1.94%	1.96%	1.94%	1.96%

Net investment income	0.64	%(6)	0.26%	0.51%	0.65%	0.49%	0.54%

Portfolio Turnover of the Portfolio	13	%(3)	10%	30%	45%	61%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$26.920		$25.170	$21.140	$23.030	$24.920	$22.440

Income (Loss) From Operations

Net investment income(1)	$0.206		$0.331	$0.346	$0.348	$0.345	$0.353

Net realized and unrealized gain (loss)	1.789		1.732	3.989	(0.345)	(0.084)	3.216

Total income from operations	$1.995		$2.063	$4.335	$0.003	$0.261	$3.569

Less Distributions

From net investment income	$(0.348)		$(0.313)	$(0.305)	$(0.346)	$(0.331)	$(0.190)

From net realized gain	(0.107)		—	—	(1.547)	(1.820)	(0.899)

Total distributions	$(0.455)		$(0.313)	$(0.305)	$(1.893)	$(2.151)	$(1.089)

Net asset value — End of period	$28.460		$26.920	$25.170	$21.140	$23.030	$24.920

Total Return(2)	7.58	%(3)	8.25%	20.68%	0.07%	1.17%	16.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$185,751		$169,397	$146,032	$107,621	$101,125	$100,746

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.94	%(6)	0.92%	0.94%	0.96%	0.94%	0.96%

Net investment income	1.56	%(6)	1.24%	1.48%	1.65%	1.48%	1.50%

Portfolio Turnover of the Portfolio	13	%(3)	10%	30%	45%	61%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.5% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the administration fee amounted to $437,774. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $28,510 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,910 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $436,437 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $245,933 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $81,978 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $3,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,260,931 and $18,163,557, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $11,769,648.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	229,821	614,863

Issued to shareholders electing to receive payments of distributions in Fund shares	144,691	99,239

Redemptions	(768,385)	(1,388,694)

Converted from Class C shares	3,220,219	—

Net increase (decrease)	2,826,346	(674,592)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	166,808	162,080

Issued to shareholders electing to receive payments of distributions in Fund shares	29,101	11,921

Redemptions	(209,885)	(1,024,218)

Converted to Class A shares	(3,348,102)	—

Net decrease	(3,362,078)	(850,217)

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	1,166,498	2,203,515

Issued to shareholders electing to receive payments of distributions in Fund shares	97,063	60,847

Redemptions	(1,030,230)	(1,773,187)

Net increase	233,331	491,175

13

Tax-Managed Value Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value

Aerospace & Defense — 2.9%

Hexcel Corp.	82,243	$5,815,403

United Technologies Corp.	113,000	16,114,930

		$21,930,333

Air Freight & Logistics — 1.4%

C.H. Robinson Worldwide, Inc.	134,430	$10,888,830

		$10,888,830

Banks — 15.1%

Bank of America Corp.	233,970	$7,154,803

Citigroup, Inc.	81,079	5,732,285

JPMorgan Chase & Co.	345,410	40,084,830

KeyCorp	669,553	11,750,655

PNC Financial Services Group, Inc. (The)	142,029	19,448,031

U.S. Bancorp	237,562	12,666,806

Wells Fargo & Co.	386,390	18,705,140

		$115,542,550

Beverages — 0.3%

Constellation Brands, Inc., Class A	10,223	$2,163,902

		$2,163,902

Building Products — 1.1%

A.O. Smith Corp.	160,667	$8,446,264

		$8,446,264

Capital Markets — 2.6%

Ameriprise Financial, Inc.	32,971	$4,839,154

Charles Schwab Corp. (The)	332,667	15,229,495

		$20,068,649

Chemicals — 1.6%

Dow, Inc.(1)	72,782	$4,128,923

DowDuPont, Inc.	218,346	8,395,404

		$12,524,327

Consumer Finance — 1.5%

American Express Co.	59,190	$6,938,844

Discover Financial Services	53,429	4,353,929

		$11,292,773

Security	Shares	Value

Containers & Packaging — 2.3%

Ball Corp.	203,965	$12,225,662

Packaging Corp. of America	55,675	5,520,733

		$17,746,395

Diversified Telecommunication Services — 3.5%

Verizon Communications, Inc.	462,890	$26,472,679

		$26,472,679

Electric Utilities — 3.8%

NextEra Energy, Inc.	151,637	$29,484,298

		$29,484,298

Electrical Equipment — 0.8%

Rockwell Automation, Inc.	33,916	$6,128,960

		$6,128,960

Electronic Equipment, Instruments & Components — 0.7%

FLIR Systems, Inc.	103,993	$5,505,389

		$5,505,389

Entertainment — 0.8%

Walt Disney Co. (The)	45,080	$6,174,608

		$6,174,608

Equity Real Estate Investment Trusts (REITs) — 4.5%

AvalonBay Communities, Inc.	61,622	$12,381,708

Boston Properties, Inc.	59,105	8,134,030

Mid-America Apartment Communities, Inc.	42,931	4,697,081

Simon Property Group, Inc.	54,180	9,411,066

		$34,623,885

Food Products — 4.4%

McCormick & Co., Inc.(2)	72,619	$11,181,147

Mondelez International, Inc., Class A	184,381	9,375,774

Nestle SA	138,900	13,372,959

		$33,929,880

Health Care Equipment & Supplies — 3.2%

Baxter International, Inc.	61,563	$4,697,257

Boston Scientific Corp.(1)	239,134	8,876,654

Stryker Corp.	58,093	10,974,349

		$24,548,260

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.6%

UnitedHealth Group, Inc.	52,261	$12,180,471

		$12,180,471

Hotels, Restaurants & Leisure — 0.3%

Marriott International, Inc., Class A	15,724	$2,145,068

		$2,145,068

Household Durables — 0.6%

D.R. Horton, Inc.	108,684	$4,815,788

		$4,815,788

Household Products — 0.6%

Procter & Gamble Co. (The)	46,913	$4,995,296

		$4,995,296

Industrial Conglomerates — 1.9%

Honeywell International, Inc.	83,731	$14,538,214

		$14,538,214

Insurance — 2.3%

Prudential Financial, Inc.	83,332	$8,809,026

Travelers Cos., Inc. (The)	64,030	9,204,312

		$18,013,338

Interactive Media & Services — 2.5%

Alphabet, Inc., Class A(1)	7,924	$9,500,559

Alphabet, Inc., Class C(1)	8,199	9,744,348

		$19,244,907

IT Services — 1.0%

Visa, Inc., Class A(2)	44,697	$7,349,528

		$7,349,528

Life Sciences Tools & Services — 2.9%

Thermo Fisher Scientific, Inc.	79,161	$21,963,220

		$21,963,220

Multi-Utilities — 3.2%

CMS Energy Corp.	68,853	$3,824,784

Sempra Energy	162,537	20,796,609

		$24,621,393

Security	Shares	Value

Oil, Gas & Consumable Fuels — 9.5%

Chevron Corp.	136,224	$16,355,054

ConocoPhillips	217,851	13,750,755

EOG Resources, Inc.	125,646	12,068,298

Exxon Mobil Corp.	249,154	20,002,083

Phillips 66	109,182	10,292,587

		$72,468,777

Personal Products — 2.1%

Estee Lauder Cos., Inc. (The), Class A	94,712	$16,272,469

		$16,272,469

Pharmaceuticals — 7.9%

Elanco Animal Health, Inc.(1)	78,772	$2,481,318

Eli Lilly & Co.	110,938	12,984,183

Johnson & Johnson	151,536	21,396,883

Merck & Co., Inc.	167,049	13,148,427

Zoetis, Inc.	101,295	10,315,883

		$60,326,694

Road & Rail — 1.2%

Union Pacific Corp.	50,876	$9,007,087

		$9,007,087

Semiconductors & Semiconductor Equipment — 3.6%

Intel Corp.	258,430	$13,190,267

QUALCOMM, Inc.	169,860	14,630,042

		$27,820,309

Software — 1.0%

Microsoft Corp.	30,330	$3,961,098

Oracle Corp.	62,474	3,456,687

		$7,417,785

Specialty Retail — 3.8%

Home Depot, Inc. (The)	81,060	$16,511,922

Tiffany & Co.	79,703	8,593,578

TJX Cos., Inc. (The)	68,155	3,740,346

		$28,845,846

Technology Hardware, Storage & Peripherals — 2.4%

Apple, Inc.	90,487	$18,158,026

		$18,158,026

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%

Lululemon Athletica, Inc.(1)	44,346	$7,820,417

		$7,820,417

Total Common Stocks (identified cost $370,848,791)		$765,476,615

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(3)	1,945,851	$1,945,851

Total Short-Term Investments (identified cost $1,945,819)		$1,945,851

Total Investments — 100.1% (identified cost $372,794,610)		$767,422,466

Other Assets, Less Liabilities — (0.1)%		$(987,425)

Net Assets — 100.0%		$766,435,041

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2019. The aggregate market value of securities on loan at April 30, 2019 was $16,999,128.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value including $16,999,128 of securities on loan (identified cost, $370,848,791)	$765,476,615

Affiliated investment, at value (identified cost, $1,945,819)	1,945,851

Dividends receivable	523,855

Dividends receivable from affiliated investment	2,045

Receivable for investments sold	2,446,400

Securities lending income receivable	1,774

Tax reclaims receivable	636,807

Total assets	$771,033,347

Liabilities

Payable for investments purchased	$4,086,793

Payable to affiliates:

Investment adviser fee	399,630

Trustees’ fees	3,178

Accrued expenses	108,705

Total liabilities	$4,598,306

Net Assets applicable to investors’ interest in Portfolio	$766,435,041

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $50,878)	$8,943,236

Dividends from affiliated investment	16,307

Securities lending income, net	16,984

Total investment income	$8,976,527

Expenses

Investment adviser fee	$2,301,490

Trustees’ fees and expenses	19,544

Custodian fee	98,099

Legal and accounting services	31,767

Miscellaneous	10,552

Total expenses	$2,461,452

Net investment income	$6,515,075

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$10,727,133 (1)

Investment transactions — affiliated investment	308

Foreign currency transactions	(2,758)

Net realized gain	$10,724,683

Change in unrealized appreciation (depreciation) —

Investments	$37,930,847

Investments — affiliated investment	115

Foreign currency	(8,074)

Net change in unrealized appreciation (depreciation)	$37,922,888

Net realized and unrealized gain	$48,647,571

Net increase in net assets from operations	$55,162,646

(1)	Includes $9,095,747 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$6,515,075	$11,021,625

Net realized gain	10,724,683 (1)	24,306,310 (2)

Net change in unrealized appreciation (depreciation)	37,922,888	24,497,425

Net increase in net assets from operations	$55,162,646	$59,825,360

Capital transactions —

Contributions	$5,290,684	$8,047,762

Withdrawals	(24,497,073)	(50,294,963)

Net decrease in net assets from capital transactions	$(19,206,389)	$(42,247,201)

Net increase in net assets	$35,956,257	$17,578,159

Net Assets

At beginning of period	$730,478,784	$712,900,625

At end of period	$766,435,041	$730,478,784

(1)	Includes $9,095,747 of net realized gains from redemptions in-kind.

(2)	Includes $19,188,805 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.69	%(2)	0.68%	0.69%	0.69%	0.68%	0.68%

Net investment income	1.82	%(2)	1.49%	1.74%	1.91%	1.75%	1.81%

Portfolio Turnover	13	%(3)	10%	30%	45%	61%	19%

Total Return	7.72	%(3)	8.55%	20.97%	0.35%	1.45%	16.92%

Net assets, end of period (000’s omitted)	$766,435		$730,479	$712,901	$646,452	$714,571	$754,833

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 81.5% and 18.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

21

Tax-Managed Value Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $2,301,490 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $91,499,825 and $90,638,788, respectively, for the six months ended April 30, 2019. In-kind sales for the six months ended April 30, 2019 aggregated $11,769,648.

22

Tax-Managed Value Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,324,918

Gross unrealized appreciation	$394,097,548

Gross unrealized depreciation	—

Net unrealized appreciation	$394,097,548

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2019, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $16,999,128 and $17,294,740, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Tax-Managed Value Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$51,892,194	$—		$—	$51,892,194

Consumer Discretionary	43,627,119	—		—	43,627,119

Consumer Staples	43,988,588	13,372,959		—	57,361,547

Energy	72,468,777	—		—	72,468,777

Financials	164,917,310	—		—	164,917,310

Health Care	119,018,645	—		—	119,018,645

Industrials	70,939,688	—		—	70,939,688

Information Technology	66,251,037	—		—	66,251,037

Materials	30,270,722	—		—	30,270,722

Real Estate	34,623,885	—		—	34,623,885

Utilities	54,105,691	—		—	54,105,691

Total Common Stocks	$752,103,656	$13,372,959	*	$—	$765,476,615

Short-Term Investments	$—	$1,945,851		$—	$1,945,851

Total Investments	$752,103,656	$15,318,810		$—	$767,422,466

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019